UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue,
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2006 – June 30, 2006

Item 1. Schedule of Investments.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
GROWTH EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2006
SHARES		COMPANY	VALUE

COMMON STOCKS - 98.94%

APPAREL AND ACCESSORY STORES - 0.69%
20,569	*	Chico's FAS, Inc	$554,952
2,928	*	J Crew Group, Inc	80,374
		TOTAL APPAREL AND ACCESSORY STORES	635,326

APPAREL AND OTHER TEXTILE PRODUCTS - 0.33%
5,616		Polo Ralph Lauren Corp	308,318
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	308,318

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.35%
20,508		Lowe's Cos, Inc	1,244,220
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,244,220

BUSINESS SERVICES - 13.10%
45,293	*	Adobe Systems, Inc	1,375,095
16,100	*	Akamai Technologies, Inc	582,659
13,584	*	Cognizant Technology Solutions Corp	915,154
45,065	*	eBay, Inc	1,319,954
26,414	*	Electronic Arts, Inc	1,136,859
6,813	*	Google, Inc (Class A)	2,856,895
33	*	Interpublic Group of Cos, Inc	276
50,552		Microsoft Corp	1,177,862
13,704	*	Red Hat, Inc	320,674
17,964		SAP AG. (ADR)	943,469
42,943	*	Yahoo!, Inc	1,417,119
		TOTAL BUSINESS SERVICES	12,046,016

CHEMICALS AND ALLIED PRODUCTS - 11.27%
45,187		Abbott Laboratories	1,970,605
32,650	*	Amgen, Inc	2,129,760
7,515		Eli Lilly & Co	415,354
15,349	*	Genzyme Corp	937,056
13,170	*	Gilead Sciences, Inc	779,137
13,039		Monsanto Co	1,097,753
18,348	*	Sepracor, Inc	1,048,405
26,449		Teva Pharmaceutical Industries Ltd (ADR)	835,524
25,763		Wyeth	1,144,135
		TOTAL CHEMICALS AND ALLIED PRODUCTS	10,357,729

COAL MINING - 0.45%
7,413		Peabody Energy Corp	413,275
		TOTAL COAL MINING	413,275

COMMUNICATIONS - 3.22%
43,474		AT&T, Inc	1,212,490
17,842		America Movil S.A. de C.V. (ADR)	593,425

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
19,663		Sprint Nextel Corp	$393,063
22,696	*	Univision Communications, Inc (Class A)	760,316
		TOTAL COMMUNICATIONS	2,959,294

EATING AND DRINKING PLACES - 1.10%
26,735	*	Starbucks Corp	1,009,514
		TOTAL EATING AND DRINKING PLACES	1,009,514

ELECTRIC, GAS, AND SANITARY SERVICES - 0.73%
26,455		Fortum Oyj	676,534
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	676,534

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 14.26%
17,969	*	Broadcom Corp (Class A)	539,968
85,888	*	Cisco Systems, Inc	1,677,393
9,310		Cooper Industries Ltd (Class A)	865,085
17,740		Emerson Electric Co	1,486,789
9,313		Harman International Industries, Inc	795,051
69,117		Intel Corp	1,309,767
3,786		Linear Technology Corp	126,793
287,000	*	Lucent Technologies, Inc	694,540
18,553	*	Marvell Technology Group Ltd	822,454
42,692		Motorola, Inc	860,244
32,292	*	Network Appliance, Inc	1,139,908
49	*	Nortel Networks Corp	110
55,411		Qualcomm, Inc	2,220,319
19,024		Texas Instruments, Inc	576,237
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	13,114,658

ENGINEERING AND MANAGEMENT SERVICES - 2.41%
13,204	*	Celgene Corp	626,266
16,076	*	Keryx Biopharmaceuticals, Inc	228,279
34,924		Paychex, Inc	1,361,338
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,215,883

FABRICATED METAL PRODUCTS - 0.01%
200		Illinois Tool Works, Inc	9,500
		TOTAL FABRICATED METAL PRODUCTS	9,500

FOOD AND KINDRED PRODUCTS - 2.37%
36,254		PepsiCo, Inc	2,176,690
		TOTAL FOOD AND KINDRED PRODUCTS	2,176,690

FURNITURE AND HOMEFURNISHINGS STORES - 0.89%
24,667	*	Bed Bath & Beyond, Inc	818,204
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	818,204

GENERAL MERCHANDISE STORES - 2.56%
29,328		Target Corp	1,433,259
19,187		Wal-Mart Stores, Inc	924,238
		TOTAL GENERAL MERCHANDISE STORES	2,357,497

HEALTH SERVICES - 1.34%
6,440		Caremark Rx, Inc	321,163

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
15,895	*	Medco Health Solutions, Inc	$910,466
		TOTAL HEALTH SERVICES	1,231,629

HOLDING AND OTHER INVESTMENT OFFICES - 2.38%
3,976		Alcon, Inc	391,835
114		Global Signal, Inc	5,281
493		Hugoton Royalty Trust	14,642
35,180		iShares Russell 1000 Growth Index Fund	1,779,404
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,191,162

HOTELS AND OTHER LODGING PLACES - 1.23%
18,688		Starwood Hotels & Resorts Worldwide, Inc	1,127,634
		TOTAL HOTELS AND OTHER LODGING PLACES	1,127,634

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.82%
6,694	*	Alstom RGPT	611,561
19,953	*	Apple Computer, Inc	1,139,715
27,785		Applied Materials, Inc	452,340
8,803		Caterpillar, Inc	655,647
2,617		Deere & Co	218,493
15,051	*	EMC Corp	165,109
6,725	*	Rackable Systems, Inc	265,570
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,508,435

INSTRUMENTS AND RELATED PRODUCTS - 3.76%
18,168	*	Advanced Medical Optics, Inc	921,118
10,853		Medtronic, Inc	509,223
29,818	*	St. Jude Medical, Inc	966,700
18,733	*	Zimmer Holdings, Inc	1,062,536
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,459,577

INSURANCE CARRIERS - 2.66%
36,514		Aetna, Inc	1,458,004
38,388		Progressive Corp	986,955
		TOTAL INSURANCE CARRIERS	2,444,959

LEATHER AND LEATHER PRODUCTS - 1.00%
30,597	*	Coach, Inc	914,850
		TOTAL LEATHER AND LEATHER PRODUCTS	914,850

METAL MINING - 0.51%
19,426		Companhia Vale do Rio Doce (ADR)	467,001
		TOTAL METAL MINING	467,001

MISCELLANEOUS RETAIL - 1.98%
59,201		CVS Corp	1,817,471
		TOTAL MISCELLANEOUS RETAIL	1,817,471

MOTION PICTURES - 0.58%
17,709		Walt Disney Co	531,270
		TOTAL MOTION PICTURES	531,270

NONDEPOSITORY INSTITUTIONS - 2.32%
39,992		American Express Co	2,128,374
		TOTAL NONDEPOSITORY INSTITUTIONS	2,128,374

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

OIL AND GAS EXTRACTION - 3.50%
15,548		Halliburton Co	$1,153,817
5,999		Noble Energy, Inc	281,113
16,847		Schlumberger Ltd	1,096,908
15,473		XTO Energy, Inc	684,990
		TOTAL OIL AND GAS EXTRACTION	3,216,828

PETROLEUM AND COAL PRODUCTS - 0.54%
7,174		EOG Resources, Inc	497,445
		TOTAL PETROLEUM AND COAL PRODUCTS	497,445

PRIMARY METAL INDUSTRIES - 2.10%
79,734	*	Corning, Inc	1,928,765
		TOTAL PRIMARY METAL INDUSTRIES	1,928,765

SECURITY AND COMMODITY BROKERS - 6.17%
95,330		Charles Schwab Corp	1,523,373
2,683		Chicago Mercantile Exchange Holdings, Inc	1,317,755
29,288	*	E*Trade Financial Corp	668,352
6,418		Goldman Sachs Group, Inc	965,460
10,413		Merrill Lynch & Co, Inc	724,328
31,813		TD Ameritrade Holding Corp	471,151
		TOTAL SECURITY AND COMMODITY BROKERS	5,670,419

TOBACCO PRODUCTS - 2.26%
28,317		Altria Group, Inc	2,079,317
		TOTAL TOBACCO PRODUCTS	2,079,317

TRANSPORTATION BY AIR - 0.47%
26,225		Southwest Airlines Co	429,303
		TOTAL TRANSPORTATION BY AIR	429,303

TRANSPORTATION EQUIPMENT - 4.12%
20,014		Boeing Co	1,639,347
33,837		United Technologies Corp	2,145,943
		TOTAL TRANSPORTATION EQUIPMENT	3,785,290

TRANSPORTATION SERVICES - 0.96%
16,491		CH Robinson Worldwide, Inc	878,970
		TOTAL TRANSPORTATION SERVICES	878,970

TRUCKING AND WAREHOUSING - 1.80%
20,119		United Parcel Service, Inc (Class B)	1,656,397
		TOTAL TRUCKING AND WAREHOUSING	1,656,397

WHOLESALE TRADE-DURABLE GOODS - 0.70%
16,704		General Electric Co	550,564
1,344	*	WESCO International, Inc	92,736
		TOTAL WHOLESALE TRADE-DURABLE GOODS	643,300

		TOTAL COMMON STOCKS	90,951,054
		(Cost $94,598,712)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

PRINCIPAL		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 1.02%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.02%
$ 940,000		Federal Home Loan Bank (FHLB) 4.950%, 07/03/06	$940,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	940,000
		TOTAL SHORT-TERM INVESTMENTS	940,000
		(Cost $939,746)
		TOTAL PORTFOLIO - 99.96%	91,891,054
		(Cost $95,538,458)
		OTHER ASSETS & LIABILITIES, NET - 0.04%	38,746
		NET ASSETS - 100.00%	$91,929,800

	*	Non-income producing

		ABBREVIATION:

		ADR - American Depositary Receipt
		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
GROWTH & INCOME FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2006
SHARES		COMPANY	VALUE

COMMON STOCKS - 99.29%

AMUSEMENT AND RECREATION SERVICES - 0.32%
28,475	*	GameLoft	$210,811
2,000		Nintendo Co Ltd	335,914
		TOTAL AMUSEMENT AND RECREATION SERVICES	546,725

APPAREL AND ACCESSORY STORES - 0.36%
10,458		Abercrombie & Fitch Co (Class A)	579,687
1,515	*	J Crew Group, Inc	41,587
		TOTAL APPAREL AND ACCESSORY STORES	621,274

BUSINESS SERVICES - 5.53%
17,125	*	Adobe Systems, Inc	519,915
64,877		Advanced Semiconductor Engineering, Inc (ADR)	322,439
36,872		Automatic Data Processing, Inc	1,672,145
16,972	*	eBay, Inc	497,110
398	*	Gmarket, Inc (ADR)	6,117
2,256	*	Google, Inc (Class A)	946,008
2	*	Interpublic Group of Cos, Inc	17
115,250		Microsoft Corp	2,685,325
26,962	*	Redback Networks, Inc	494,483
20,440		SAP AG. (ADR)	1,073,509
37,308	*	Yahoo!, Inc	1,231,164
		TOTAL BUSINESS SERVICES	9,448,232

CHEMICALS AND ALLIED PRODUCTS - 14.00%
32,973		Abbott Laboratories	1,437,952
21,574		Air Products & Chemicals, Inc	1,379,010
19,084		Akzo Nobel NV	1,028,778
13,241	*	Amgen, Inc	863,710
15,354		Colgate-Palmolive Co	919,705
17,587		Cytec Industries, Inc	943,718
11,853		Du Pont (E.I.) de Nemours & Co	493,085
20,136		Eli Lilly & Co	1,112,917
18,361	*	Gilead Sciences, Inc	1,086,237
17,700	*	Keryx Biopharmaceuticals, Inc	251,340
27,406		Merck & Co, Inc	998,400
18,277		Monsanto Co	1,538,741
18,893		Novartis AG. (ADR)	1,018,711
102,133		Pfizer, Inc	2,397,061
65,651		Procter & Gamble Co	3,650,196
5,199		Roche Holding AG.	857,729
67,020		Schering-Plough Corp	1,275,391
9,482		Sigma-Aldrich Corp	688,772
44,733		Wyeth	1,986,593
		TOTAL CHEMICALS AND ALLIED PRODUCTS	23,928,046

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
COAL MINING - 0.27%
11,849		Sasol Ltd (ADR)	$457,845
		TOTAL COAL MINING	457,845

COMMUNICATIONS - 3.12%
76,900		AT&T, Inc	2,144,741
29,727		America Movil S.A. de C.V. (ADR)	988,720
27,538		BellSouth Corp	996,875
59,810		Sprint Nextel Corp	1,195,602
		TOTAL COMMUNICATIONS	5,325,938

DEPOSITORY INSTITUTIONS - 10.01%
77,917		Bank of America Corp	3,747,808
69,898		Citigroup, Inc	3,371,880
72,871		JPMorgan Chase & Co	3,060,582
28,403		Marshall & Ilsley Corp	1,299,153
32,725		Northern Trust Corp	1,809,692
26,344		South Financial Group, Inc	695,745
61,546		US Bancorp	1,900,540
18,120		Wells Fargo & Co	1,215,490
		TOTAL DEPOSITORY INSTITUTIONS	17,100,890

EATING AND DRINKING PLACES - 0.61%
2,237	*	Chipotle Mexican Grill, Inc	136,345
23,868	*	Starbucks Corp	901,256
		TOTAL EATING AND DRINKING PLACES	1,037,601

ELECTRIC, GAS, AND SANITARY SERVICES - 2.58%
29,023		American Electric Power Co, Inc	994,038
39,441		DPL, Inc	1,057,019
9,387		Entergy Corp	664,130
29,952		Exelon Corp	1,702,172
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,417,359

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.39%
9,149		Amphenol Corp (Class A)	511,978
150,078	*	Cisco Systems, Inc	2,931,023
25,822	*	Comverse Technology, Inc	510,501
21,805		Emerson Electric Co	1,827,477
21,249		Gamesa Corp Tecnologica S.A.	455,370
57,097		Honeywell International, Inc	2,301,009
71,270		Intel Corp	1,350,566
230,794	*	JDS Uniphase Corp	583,909
10,183		Linear Technology Corp	341,029
40,088		Motorola, Inc	807,773
85,510	*	PMC - Sierra, Inc	803,794
47,608		Qualcomm, Inc	1,907,653
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	14,332,082

FABRICATED METAL PRODUCTS - 0.47%
17,036		Illinois Tool Works, Inc	809,210
		TOTAL FABRICATED METAL PRODUCTS	809,210

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
FOOD AND KINDRED PRODUCTS - 2.95%
8,487		Archer Daniels Midland Co	$350,343
17,699		H.J. Heinz Co	729,553
2,432		Nestle S.A.	762,358
53,371		PepsiCo, Inc	3,204,395
		TOTAL FOOD AND KINDRED PRODUCTS	5,046,649

FURNITURE AND FIXTURES - 0.07%
5,620	*	BE Aerospace, Inc	128,473
		TOTAL FURNITURE AND FIXTURES	128,473

FURNITURE AND HOMEFURNISHINGS STORES - 1.59%
32,404	*	Bed Bath & Beyond, Inc	1,074,841
29,812		Best Buy Co, Inc	1,634,890
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	2,709,731

GENERAL MERCHANDISE STORES - 2.52%
15,612		Costco Wholesale Corp	891,914
24,445		Target Corp	1,194,627
46,062		Wal-Mart Stores, Inc	2,218,806
		TOTAL GENERAL MERCHANDISE STORES	4,305,347

HEALTH SERVICES - 2.33%
14,216	*	Coventry Health Care, Inc	781,027
28,468	*	Medco Health Solutions, Inc	1,630,647
18,887		Omnicare, Inc	895,622
19,178		Pharmaceutical Product Development, Inc	673,531
		TOTAL HEALTH SERVICES	3,980,827

HOLDING AND OTHER INVESTMENT OFFICES - 0.51%
6,900		SPDR Trust Series 1	878,232
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	878,232

HOTELS AND OTHER LODGING PLACES - 0.86%
14,137		Accor S.A.	860,250
8,414	*	Wynn Resorts Ltd	616,746
		TOTAL HOTELS AND OTHER LODGING PLACES	1,476,996

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.16%
21,476		3M Co	1,734,616
13,409	*	Alstom RGPT	1,225,040
23,921	*	Apple Computer, Inc	1,366,367
16,368	*	Dell, Inc	399,543
24,940	*	EMC Corp	273,592
148,926		General Electric Co	4,908,601
84,844		Hewlett-Packard Co	2,687,858
17,558		International Business Machines Corp	1,348,806
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	13,944,423

INSTRUMENTS AND RELATED PRODUCTS - 0.89%
14,855	*	Advanced Medical Optics, Inc	753,148
25,826		Tektronix, Inc	759,801
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,512,949

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
INSURANCE CARRIERS - 5.01%
38,017		ACE Ltd	$1,923,280
22,761		Aetna, Inc	908,847
37,937		Aflac, Inc	1,758,380
50,345		American International Group, Inc	2,972,872
8,599		Assurant, Inc	416,192
11,733		Chubb Corp	585,477
		TOTAL INSURANCE CARRIERS	8,565,048

METAL MINING - 1.05%
16,667		Inco Ltd	1,098,355
8,435		Phelps Dodge Corp	693,020
		TOTAL METAL MINING	1,791,375

MISCELLANEOUS RETAIL - 0.75%
41,710		CVS Corp	1,280,497
		TOTAL MISCELLANEOUS RETAIL	1,280,497

MOTION PICTURES - 1.35%
12,836		CBS Corp	347,214
101,770		News Corp (Class A)	1,951,949
		TOTAL MOTION PICTURES	2,299,163

NONDEPOSITORY INSTITUTIONS - 3.31%
49,415		American Express Co	2,629,866
30,912		Fannie Mae	1,486,867
29,092		SLM Corp	1,539,549
		TOTAL NONDEPOSITORY INSTITUTIONS	5,656,282

OIL AND GAS EXTRACTION - 2.70%
34,108	*	Cameron International Corp	1,629,339
6,334		Halliburton Co	470,046
38,502		Schlumberger Ltd	2,506,865
		TOTAL OIL AND GAS EXTRACTION	4,606,250

PETROLEUM AND COAL PRODUCTS - 6.90%
15,006		Apache Corp	1,024,160
79,926		Exxon Mobil Corp	4,903,460
15,198		Hess Corp	803,214
15,818		Kerr-McGee Corp	1,096,978
21,365		Marathon Oil Corp	1,779,705
14,811	*	Newfield Exploration Co	724,850
15,433		Noble Energy, Inc	723,190
11,050		Valero Energy Corp	735,046
		TOTAL PETROLEUM AND COAL PRODUCTS	11,790,603

PRINTING AND PUBLISHING - 0.49%
8,347		Meredith Corp	413,510
15,799	*	VistaPrint Ltd	422,465
		TOTAL PRINTING AND PUBLISHING	835,975

RAILROAD TRANSPORTATION - 0.33%
10,644		Norfolk Southern Corp	566,474
		TOTAL RAILROAD TRANSPORTATION	566,474

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
SECURITY AND COMMODITY BROKERS - 2.52%
6,045		Bear Stearns Cos, Inc	$846,784
26,088		Lazard Ltd	1,053,955
38,012		Morgan Stanley	2,402,739
		TOTAL SECURITY AND COMMODITY BROKERS	4,303,478

TOBACCO PRODUCTS - 3.92%
91,288		Altria Group, Inc	6,703,278
		TOTAL TOBACCO PRODUCTS	6,703,278

TRANSPORTATION BY AIR - 0.45%
30,017	*	AMR Corp	763,032
		TOTAL TRANSPORTATION BY AIR	763,032

TRANSPORTATION EQUIPMENT - 3.12%
22,219		Boeing Co	1,819,958
24,596		Northrop Grumman Corp	1,575,620
30,395		United Technologies Corp	1,927,651
		TOTAL TRANSPORTATION EQUIPMENT	5,323,229

TRANSPORTATION SERVICES - 0.36%
11,511		CH Robinson Worldwide, Inc	613,536
		TOTAL TRANSPORTATION SERVICES	613,536

TRUCKING AND WAREHOUSING - 0.52%
3,105		DSV A/S	518,942
7,789		Landstar System, Inc	367,874
		TOTAL TRUCKING AND WAREHOUSING	886,816

WHOLESALE TRADE-DURABLE GOODS - 0.00% **
12		Finning International, Inc	401
		TOTAL WHOLESALE TRADE-DURABLE GOODS	401

WHOLESALE TRADE-NONDURABLE GOODS - 0.97%
25,754		Cardinal Health, Inc	1,656,755
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,656,755

		TOTAL COMMON STOCKS	169,651,021
		(Cost $156,453,656)

		TOTAL PORTFOLIO - 99.29%	169,651,021
		(Cost $156,453,656)

		OTHER ASSETS & LIABILITIES, NET - 0.71%	1,210,035

		NET ASSETS - 100.00%	$170,861,056

	*	Non-income producing
	**	Percentage represents less than 0.01%

		ABBREVIATION:
		ADR - American Depositary Receipt

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2006
SHARES		COMPANY	VALUE

COMMON STOCKS - 98.91%

AGRICULTURAL SERVICES - 0.04%
125,000		AWB Ltd	$402,121
		TOTAL AGRICULTURAL SERVICES	402,121

APPAREL AND OTHER TEXTILE PRODUCTS - 0.21%
813,000		Toyobo Co Ltd	2,304,264
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	2,304,264

BUSINESS SERVICES - 0.81%
70,000		Mitsuba Corp	756,856
424		NTT Data Corp	1,835,980
17,100		Otsuka Corp	1,929,668
6,285		SAP AG.	1,325,992
58,000		Secom Co Ltd	2,744,872
		TOTAL BUSINESS SERVICES	8,593,368

CHEMICALS AND ALLIED PRODUCTS - 11.45%
281,000		Air Water, Inc	2,834,212
1,270,000		Aluminum Corp of China Ltd	940,196
2,638	*	Arkema	102,913
1,241,697		Bayer AG.	57,061,778
49,147		Dr Reddy's Laboratories Ltd	1,353,517
237,600	*	Dyno Nobel Ltd	434,251
79,200		JSR Corp	2,002,257
128,000		Kaken Pharmaceutical Co Ltd	961,833
154,000		Kuraray Co Ltd	1,724,358
486,000		Nippon Paint Co Ltd	2,304,264
148,000		Nippon Shokubai Co Ltd	1,811,241
166,419		Novartis AG.	8,993,419
543,809		Reckitt Benckiser plc	20,317,201
7,863		Roche Holding AG.	1,297,235
72,800		Shin-Etsu Chemical Co Ltd	3,961,125
559,200		Sigma Pharmaceuticals Ltd	1,080,190
290,000		Sumitomo Chemical Co Ltd	2,420,155
166,900		Takeda Pharmaceutical Co Ltd	10,395,206
307,000		Teijin Ltd	1,949,718
		TOTAL CHEMICALS AND ALLIED PRODUCTS	121,945,069

COAL MINING - 1.16%
576,035		BHP Billiton Ltd	12,410,987
		TOTAL COAL MINING	12,410,987

COMMUNICATIONS - 2.09%
559		KDDI Corp	3,437,668
534		Nippon Telegraph & Telephone Corp	2,620,601
1,265,547		Royal KPN NV	14,223,902

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
3,009		SKY Perfect Communications, Inc	$1,942,564
		TOTAL COMMUNICATIONS	22,224,735

DEPOSITORY INSTITUTIONS - 6.17%
182,424		Australia & New Zealand Banking Group Ltd	3,603,792
55		DBS Group Holdings Ltd	630
97,200		Hang Seng Bank Ltd	1,232,677
80,594		ICICI Bank Ltd (ADR)	1,906,048
406,055		Julius Baer Holding AG.	35,202,482
653		Mitsubishi UFJ Financial Group, Inc	9,139,658
773		Mizuho Financial Group. Inc	6,552,395
292		Sumitomo Mitsui Financial Group, Inc	3,090,758
454,000		Sumitomo Trust & Banking Co Ltd	4,964,353
		TOTAL DEPOSITORY INSTITUTIONS	65,692,793

ELECTRIC, GAS, AND SANITARY SERVICES - 4.57%
1,609,430		Fortum Oyj	41,157,945
447,000		Hong Kong & China Gas Ltd	981,248
6,903,000		Xinao Gas Holdings Ltd	6,576,825
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	48,716,018

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.92%
17,700		Fanuc Ltd	1,591,707
10,100		Hirose Electric Co Ltd	1,228,098
111,000		Hitachi Maxell Ltd	1,531,269
29,200		Kyocera Corp	2,263,150
35,000		NGK Spark Plug Co Ltd	704,195
11,800		Rohm Co Ltd	1,055,977
117,517		Satyam Computer Services Ltd	1,811,380
149,700		Sony Corp	6,613,174
42,600		Sumco Corp	2,429,707
16,000		TDK Corp	1,217,688
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	20,446,345

FABRICATED METAL PRODUCTS - 0.47%
189,000		NEOMAX Co Ltd	4,001,050
90,096		Tata Steel Ltd	1,044,303
		TOTAL FABRICATED METAL PRODUCTS	5,045,353

FOOD AND KINDRED PRODUCTS - 2.11%
147,000		Ajinomoto Co, Inc	1,629,261
284,919		Bajaj Hindusthan Ltd	2,429,609
11,000	*	Cosan SA Industria e Comercio	709,022
843,589		CSR Ltd	2,099,593
393,000		Meiji Seika Kaisha Ltd	2,004,278
270,000		Mitsui Sugar Co Ltd	1,022,700
193,000		Nichirei Corp	1,033,250
500,000		Nippon Formula Feed Manufacturing Co Ltd	874,776
1,401,000		Nisshin Oillio Group Ltd	8,946,595
265,000		Nosan Corp	792,809
983,000		Olam International Ltd	895,134
		TOTAL FOOD AND KINDRED PRODUCTS	22,437,027

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES	COMPANY	VALUE
FOOD STORES - 4.00%
6,588,103	Tesco plc	$40,697,991
125,059	Woolworths Ltd	1,872,188
	TOTAL FOOD STORES	42,570,179

GENERAL BUILDING CONTRACTORS - 1.24%
33,300	Daito Trust Construction Co Ltd	1,846,844
249,000	Sekisui Chemical Co Ltd	2,152,054
12,180,000	Shanghai Forte Land Co	4,939,745
770,000	Shimizu Corp	4,317,631
	TOTAL GENERAL BUILDING CONTRACTORS	13,256,274

HEAVY CONSTRUCTION, EXCEPT BUILDING - 4.55%
470,676	Vinci S.A.	48,477,386
	TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	48,477,386

HOLDING AND OTHER INVESTMENT OFFICES - 11.52%
1,380,279	Collins Stewart Tullett plc	19,376,475
1,768,008	GEA Group AG.	30,292,884
455,500	iShares MSCI EAFE Index Fund	29,785,145
20,061	Macquarie Infrastructure Group	50,079
874,829	Man Group plc	41,227,663
2,762,300	Noble Group Ltd	1,904,010
	TOTAL HOLDING AND OTHER INVESTMENT OFFICES	122,636,256

HOTELS AND OTHER LODGING PLACES - 5.32%
919,982	Accor S.A.	55,981,771
27,000	Indian Hotels Co Ltd	671,159
	TOTAL HOTELS AND OTHER LODGING PLACES	56,652,930

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.90%
99,450	Canon, Inc	4,880,501
211,000	Komatsu Ltd	4,199,143
102,600	Melco Holdings, Inc	2,701,535
470,688	Rheinmetall AG.	32,806,576
77,600	Tokyo Seimitsu Co Ltd	4,032,227
146,600	Toyota Tsusho Corp	3,520,247
	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	52,140,229

INSTRUMENTS AND RELATED PRODUCTS - 1.41%
19,045	Advantest Corp	1,942,568
138,786	Tecan Group AG.	7,466,120
166,600	Terumo Corp	5,567,178
	TOTAL INSTRUMENTS AND RELATED PRODUCTS	14,975,866

INSURANCE AGENTS, BROKERS AND SERVICE - 0.23%
159,148	QBE Insurance Group Ltd	2,423,899
	TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,423,899

INSURANCE CARRIERS - 4.89%
1,029,000	Aioi Insurance Co Ltd	7,723,238
870,591	AMP Ltd	5,905,333
325,309	Fondiaria-Sai S.p.A	13,293,962
93	Millea Holdings, Inc	1,732,843
430,000	Nipponkoa Insurance Co Ltd	3,716,398

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
123,000		Sompo Japan Insurance, Inc	$1,721,559
23,000		T&D Holdings, Inc	1,861,086
73,586		Zurich Financial Services AG.	16,098,815
		TOTAL INSURANCE CARRIERS	52,053,234

METAL MINING - 0.99%
73,522		Companhia Vale do Rio Doce (ADR)	1,767,469
97,850		Energy Resources of Australia Ltd	933,438
757,086		Oxiana Ltd	1,777,427
145,240	*	Paladin Resources Ltd	443,494
129,521	v*	Polyus Gold Co (ADR)	2,152,639
169,000		PT International Nickel Indonesia Tbk	356,682
42,016		Rio Tinto Ltd	2,428,587
734,000	*	Toro Energy Ltd	248,123
58,551		Zinifex Ltd	435,875
		TOTAL METAL MINING	10,543,734

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.32%
2,215,985		Futuris Corp Ltd	3,457,368
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	3,457,368

NONDEPOSITORY INSTITUTIONS - 5.93%
492,243		Deutsche Postbank AG.	35,410,403
387,108		Hypo Real Estate Holding AG.	23,506,389
79,234		ICICI Bank Ltd	839,667
1,032,000		Orient Corp	3,376,355
		TOTAL NONDEPOSITORY INSTITUTIONS	63,132,814

NONMETALLIC MINERALS, EXCEPT FUELS - 0.24%
290,000		Itochu Corp	2,549,534
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	2,549,534

OIL AND GAS EXTRACTION - 1.79%
2,667,000		CNOOC Ltd	2,128,930
109	*	Inpex Holdings, Inc	963,041
4,956,000		PetroChina Co Ltd (Class H)	5,296,099
21,688		Petroleo Brasileiro S.A. (ADR)	1,936,955
104,300		Total S.A.	6,861,535
57,484		Woodside Petroleum Ltd	1,879,140
		TOTAL OIL AND GAS EXTRACTION	19,065,700

PAPER AND ALLIED PRODUCTS - 0.32%
829		Nippon Paper Group, Inc	3,393,885
		TOTAL PAPER AND ALLIED PRODUCTS	3,393,885

PETROLEUM AND COAL PRODUCTS - 1.90%
554,705		BP plc	6,468,645
359,847		ENI S.p.A.	10,596,524
93,199		Royal Dutch Shell plc (A Shares)	3,137,247
		TOTAL PETROLEUM AND COAL PRODUCTS	20,202,416

PRIMARY METAL INDUSTRIES - 1.31%
587,030		BHP Billiton plc	11,389,428
666,000		Nippon Steel Corp	2,522,661
		TOTAL PRIMARY METAL INDUSTRIES	13,912,089

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
RAILROAD TRANSPORTATION - 0.36%
513		East Japan Railway Co	$3,814,460
		TOTAL RAILROAD TRANSPORTATION	3,814,460

REAL ESTATE - 1.00%
3,930		ORIX Corp	960,884
130,000		Sumitomo Realty & Development Co Ltd	3,206,928
500,000		Tokyo Tatemono Co Ltd	5,362,376
84,222		Westfield Group	1,084,385
		TOTAL REAL ESTATE	10,614,573

SECURITY AND COMMODITY BROKERS - 0.10%
20,423		Macquarie Bank Ltd	1,046,955
		TOTAL SECURITY AND COMMODITY BROKERS	1,046,955

STONE, CLAY, AND GLASS PRODUCTS - 2.47%
258,450		Holcim Ltd	19,768,788
127,000		Krosaki Harima Corp	514,377
279,000		NGK Insulators Ltd	3,265,555
881,000		Sumitomo Osaka Cement Co Ltd	2,712,785
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	26,261,505

TOBACCO PRODUCTS - 0.46%
1,361		Japan Tobacco, Inc	4,964,677
		TOTAL TOBACCO PRODUCTS	4,964,677

TRANSPORTATION EQUIPMENT - 7.48%
56,518		DaimlerChrysler AG.	2,791,664
2,849,424	*	Fiat S.p.A.	37,927,953
214,100		Honda Motor Co Ltd	6,798,609
11,080		Hyundai Motor Co	941,339
364,000		Keppel Corp Ltd	3,383,691
252,000		NHK Spring Co Ltd	2,903,241
427,000		NSK Ltd	3,544,793
88,100		Toyota Industries Corp	3,483,462
342,100		Toyota Motor Corp	17,925,723
		TOTAL TRANSPORTATION EQUIPMENT	79,700,475

TRUCKING AND WAREHOUSING - 3.67%
1,456,530		Deutsche Post AG.	39,035,730
		TOTAL TRUCKING AND WAREHOUSING	39,035,730

WHOLESALE TRADE-DURABLE GOODS - 1.38%
1,741,983	*	Hagemeyer NV	8,040,864
90,100		Riso Kagaku Corp	1,576,346
334,000		Sumitomo Corp	4,408,923
30,678		Wolseley plc	676,914
		TOTAL WHOLESALE TRADE-DURABLE GOODS	14,703,047

WHOLESALE TRADE-NONDURABLE GOODS - 0.13%
68,700		Mitsubishi Corp	1,373,219
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,373,219

		TOTAL COMMON STOCKS	1,053,176,514
		(Cost $914,283,493)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

PRINCIPAL		COMPANY	VALUE
SHORT-TERM INVESTMENTS - 0.13%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.13%
$ 1,340,000		Federal Home Loan Bank (FHLB) 4.950%, 07/03/06	$1,340,000

		TOTAL SHORT-TERM INVESTMENTS	1,340,000
		(Cost $1,339,637)

		TOTAL PORTFOLIO - 99.04%	1,054,516,514
		(Cost $915,623,130)

		OTHER ASSETS & LIABILITIES, NET - 0.96%	10,213,156

		NET ASSETS - 100.00%	$1,064,729,670

	*	Non-income producing
	v	Security valued at fair value.

		ABBREVIATION:
		ADR - American Depository Receipt

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2006
SHARES		COMPANY	VALUE
COMMON STOCKS - 98.45%

APPAREL AND ACCESSORY STORES - 0.65%
2,445	*	Chico's FAS, Inc	$65,966
368	*	J Crew Group, Inc	10,102
		TOTAL APPAREL AND ACCESSORY STORES	76,068

APPAREL AND OTHER TEXTILE PRODUCTS - 0.68%
1,445		Polo Ralph Lauren Corp	79,331
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	79,331

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.33%
2,560		Lowe's Cos, Inc	155,315
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	155,315

BUSINESS SERVICES - 12.87%
5,651	*	Adobe Systems, Inc	171,564
2,003	*	Akamai Technologies, Inc	72,489
1,709	*	Cognizant Technology Solutions Corp	115,135
5,618	*	eBay, Inc	164,551
3,321	*	Electronic Arts, Inc	142,936
852	*	Google, Inc (Class A)	357,269
6,352		Microsoft Corp	148,002
1,723	*	Red Hat, Inc	40,318
2,256		SAP AG. (ADR)	118,485
5,347	*	Yahoo!, Inc	176,451
		TOTAL BUSINESS SERVICES	1,507,200

CHEMICALS AND ALLIED PRODUCTS - 11.02%
5,624		Abbott Laboratories	245,263
4,078	*	Amgen, Inc	266,008
942		Eli Lilly & Co	52,064
1,926	*	Genzyme Corp	117,582
1,626	*	Gilead Sciences, Inc	96,194
1,622		Monsanto Co	136,556
2,281	*	Sepracor, Inc	130,336
3,300		Teva Pharmaceutical Industries Ltd (ADR)	104,247
3,203		Wyeth	142,245
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,290,495

COAL MINING - 0.43%
908		Peabody Energy Corp	50,621
		TOTAL COAL MINING	50,621

COMMUNICATIONS - 3.20%
2,209		America Movil S.A. de C.V. (ADR)	73,471
5,416		AT&T, Inc	151,052
2,463		Sprint Nextel Corp	49,235

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
2,814	*	Univision Communications, Inc (Class A)	$94,269
200	*	Viacom, Inc	7,168
		TOTAL COMMUNICATIONS	375,195

EATING AND DRINKING PLACES - 1.08%
3,355	*	Starbucks Corp	126,685
		TOTAL EATING AND DRINKING PLACES	126,685

ELECTRIC, GAS, AND SANITARY SERVICES - 0.72%
3,294		Fortum Oyj	84,237
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	84,237

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 14.09%
2,214	*	Broadcom Corp (Class A)	66,531
11,051	*	Cisco Systems, Inc	215,826
1,128		Cooper Industries Ltd (Class A)	104,814
2,290		Emerson Electric Co	191,925
1,163		Harman International Industries, Inc	99,285
8,523		Intel Corp	161,511
454		Linear Technology Corp	15,205
35,693	*	Lucent Technologies, Inc	86,377
2,307	*	Marvell Technology Group Ltd	102,269
5,321		Motorola, Inc	107,218
4,104	*	Network Appliance, Inc	144,871
300	*	Nvidia Corp	6,387
6,896		Qualcomm, Inc	276,323
2,349		Texas Instruments, Inc	71,151
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,649,693

ENGINEERING AND MANAGEMENT SERVICES - 2.39%
1,680	*	Celgene Corp	79,682
2,015	*	Keryx Biopharmaceuticals, Inc	28,613
4,402		Paychex, Inc	171,590
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	279,885

FOOD AND KINDRED PRODUCTS - 2.30%
4,483		PepsiCo, Inc	269,159
		TOTAL FOOD AND KINDRED PRODUCTS	269,159

FURNITURE AND HOMEFURNISHINGS STORES - 0.87%
3,082	*	Bed Bath & Beyond, Inc	102,230
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	102,230

GENERAL MERCHANDISE STORES - 2.51%
3,664		Target Corp	179,060
2,371		Wal-Mart Stores, Inc	114,211
		TOTAL GENERAL MERCHANDISE STORES	293,271

HEALTH SERVICES - 1.33%
801		Caremark Rx, Inc	39,946
2,012	*	Medco Health Solutions, Inc	115,247
		TOTAL HEALTH SERVICES	155,193

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
HOLDING AND OTHER INVESTMENT OFFICES - 3.52%
490		Alcon, Inc	$48,290
29		Hugoton Royalty Trust	861
7,177		iShares Russell 1000 Growth Index Fund	363,013
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	412,164

HOTELS AND OTHER LODGING PLACES - 1.20%
2,331		Starwood Hotels & Resorts Worldwide, Inc	140,653
		TOTAL HOTELS AND OTHER LODGING PLACES	140,653

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.63%
867	*	Alstom RGPT	79,209
2,520	*	Apple Computer, Inc	143,942
3,423		Applied Materials, Inc	55,726
1,096		Caterpillar, Inc	81,630
355		Deere & Co	29,639
873	*	Rackable Systems, Inc	34,475
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	424,621

INSTRUMENTS AND RELATED PRODUCTS - 3.69%
2,269	*	Advanced Medical Optics, Inc	115,039
1,349		Medtronic, Inc	63,295
3,717	*	St. Jude Medical, Inc	120,505
2,350	*	Zimmer Holdings, Inc	133,292
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	432,131

INSURANCE CARRIERS - 2.61%
4,550		Aetna, Inc	181,682
4,808		Progressive Corp	123,614
		TOTAL INSURANCE CARRIERS	305,296

LEATHER AND LEATHER PRODUCTS - 0.96%
3,747	*	Coach, Inc	112,035
		TOTAL LEATHER AND LEATHER PRODUCTS	112,035

METAL MINING - 0.50%
2,428		Companhia Vale do Rio Doce (ADR)	58,369
		TOTAL METAL MINING	58,369

MISCELLANEOUS RETAIL - 1.93%
7,376		CVS Corp	226,443
		TOTAL MISCELLANEOUS RETAIL	226,443

MOTION PICTURES - 0.52%
2,040		Walt Disney Co	61,200
		TOTAL MOTION PICTURES	61,200

NONDEPOSITORY INSTITUTIONS - 2.26%
4,972		American Express Co	264,610
		TOTAL NONDEPOSITORY INSTITUTIONS	264,610

OIL AND GAS EXTRACTION - 3.44%
1,939		Halliburton Co	143,893
752		Noble Energy, Inc	35,239
2,095		Schlumberger Ltd	136,405

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
1,967		XTO Energy, Inc	$87,079
		TOTAL OIL AND GAS EXTRACTION	402,616

PETROLEUM AND COAL PRODUCTS - 0.53%
896		EOG Resources, Inc	62,129
		TOTAL PETROLEUM AND COAL PRODUCTS	62,129

PRIMARY METAL INDUSTRIES - 2.05%
9,914	*	Corning, Inc	239,820
		TOTAL PRIMARY METAL INDUSTRIES	239,820

SECURITY AND COMMODITY BROKERS - 6.05%
11,862		Charles Schwab Corp	189,555
337		Chicago Mercantile Exchange Holdings, Inc	165,518
3,642	*	E*Trade Financial Corp	83,110
806		Goldman Sachs Group, Inc	121,247
1,305		Merrill Lynch & Co, Inc	90,776
3,921		TD Ameritrade Holding Corp	58,070
		TOTAL SECURITY AND COMMODITY BROKERS	708,276

TOBACCO PRODUCTS - 2.21%
3,518		Altria Group, Inc	258,327
		TOTAL TOBACCO PRODUCTS	258,327

TRANSPORTATION BY AIR - 0.46%
3,320		Southwest Airlines Co	54,348
		TOTAL TRANSPORTATION BY AIR	54,348

TRANSPORTATION EQUIPMENT - 4.02%
2,486		Boeing Co	203,628
4,211		United Technologies Corp	267,062
		TOTAL TRANSPORTATION EQUIPMENT	470,690

TRANSPORTATION SERVICES - 0.94%
2,066		CH Robinson Worldwide, Inc	110,118
		TOTAL TRANSPORTATION SERVICES	110,118

TRUCKING AND WAREHOUSING - 1.77%
2,521		United Parcel Service, Inc (Class B)	207,554
		TOTAL TRUCKING AND WAREHOUSING	207,554

WHOLESALE TRADE-DURABLE GOODS - 0.69%
2,093		General Electric Co	68,985
168	*	WESCO International, Inc	11,592
		TOTAL WHOLESALE TRADE-DURABLE GOODS	80,577

		TOTAL COMMON STOCKS	11,526,555
		(Cost $12,021,484)

PRINCIPAL

SHORT-TERM INVESTMENTS - 1.54%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.54%
$ 180,000		Federal Home Loan Bank (FHLB) 4.950%, 07/03/06	180,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

		VALUE
	TOTAL SHORT-TERM INVESTMENTS	$180,000
	(Cost $179,951)

	TOTAL PORTFOLIO - 99.99%	11,706,555
	(Cost $12,201,435)

	OTHER ASSETS & LIABILITIES, NET - 0.01%	1,432

	NET ASSETS - 100.00%	$11,707,987

*	Non-income producing

	ABBREVIATION:
	ADR - American Depository Receipt

	For ease of presentation, we have grouped a number of industry classification categories together in
	the Statement of Investments. Note that the funds use more specific industry categories in following
	their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP VALUE FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2006
SHARES		COMPANY	VALUE

COMMON STOCKS - 99.70%

APPAREL AND ACCESSORY STORES - 2.29%
799,954		Gap, Inc	$13,919,200
		TOTAL APPAREL AND ACCESSORY STORES	13,919,200

APPAREL AND OTHER TEXTILE PRODUCTS - 0.07%
5,017		Liz Claiborne, Inc	185,930
3,851		VF Corp	261,560
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	447,490

BUSINESS SERVICES - 2.26%
115,579	*	DynCorp International, Inc	1,199,710
101,109	*	Interpublic Group of Cos, Inc	844,260
482,980	*	Novell, Inc	3,202,157
199,828	*	Redback Networks, Inc	3,664,846
152,178	*	United Rentals, Inc	4,866,652
		TOTAL BUSINESS SERVICES	13,777,625

CHEMICALS AND ALLIED PRODUCTS - 6.50%
82,044		Bristol-Myers Squibb Co	2,121,658
140,115		Colgate-Palmolive Co	8,392,888
65,356		Du Pont (E.I.) de Nemours & Co	2,718,810
224,945	*	Hercules, Inc	3,432,661
245,579		Pfizer, Inc	5,763,739
84,492	*	Sepracor, Inc	4,827,873
95,641		Teva Pharmaceutical Industries Ltd (ADR)	3,021,299
48,198		Unilever plc	1,083,998
99,683		Unilever plc (ADR)	2,246,855
134,721		Wyeth	5,982,960
		TOTAL CHEMICALS AND ALLIED PRODUCTS	39,592,741

COAL MINING - 0.95%
150,205		Sasol Ltd (ADR)	5,803,921
		TOTAL COAL MINING	5,803,921

COMMUNICATIONS - 4.66%
429,575		AT&T, Inc	11,980,847
135,148		BellSouth Corp	4,892,358
3,955	*	Liberty Media Holding Corp (Capital)	331,310
19,773	*	Liberty Media Holding Corp (Interactive)	341,282
87,489	*	Qwest Communications International, Inc	707,786
399,951		Sprint Nextel Corp	7,995,020
379,010		Telecom Corp of New Zealand Ltd	934,262
29,133		Verizon Communications, Inc	975,664
6,352	*	Viacom, Inc	227,656
		TOTAL COMMUNICATIONS	28,386,185

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
DEPOSITORY INSTITUTIONS - 18.37%
454,083		Bank of America Corp	$21,841,392
194,167		Bank of New York Co, Inc	6,252,177
94,772		Citigroup, Inc	4,571,801
28,209		Compass Bancshares, Inc	1,568,420
670,967		Hudson City Bancorp, Inc	8,943,990
79,797		ICICI Bank Ltd (ADR)	1,887,199
546,197		JPMorgan Chase & Co	22,940,274
85,028		Marshall & Ilsley Corp	3,889,181
721		National City Corp	26,093
182,058		South Financial Group, Inc	4,808,152
163,288		SunTrust Banks, Inc	12,452,343
57,258		TCF Financial Corp	1,514,474
135,633		US Bancorp	4,188,347
14,909		Wachovia Corp	806,279
143,829		Washington Mutual, Inc	6,555,726
142,779		Wells Fargo & Co	9,577,615
		TOTAL DEPOSITORY INSTITUTIONS	111,823,463

EATING AND DRINKING PLACES - 1.82%
195,969		Brinker International, Inc	7,113,675
814,094		Compass Group plc	3,948,718
		TOTAL EATING AND DRINKING PLACES	11,062,393

ELECTRIC, GAS, AND SANITARY SERVICES - 4.61%
152,643		American Electric Power Co, Inc	5,228,023
10,316		Dominion Resources, Inc	771,534
242,449		DPL, Inc	6,497,633
30,734		Duke Energy Corp	902,657
40,438		Exelon Corp	2,298,091
55,912		FirstEnergy Corp	3,030,989
56,642		FPL Group, Inc	2,343,846
5,196		MDU Resources Group, Inc	190,226
72,613		Northeast Utilities	1,500,911
17,186	*	NRG Energy, Inc	828,021
35,222		PPL Corp	1,137,671
531,720	*	Sojitz Holdings Corp	2,102,414
38,435		Southern Co	1,231,842
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	28,063,858

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.01%
427,864	*	Atmel Corp	2,374,645
547,348	*	Brocade Communications Systems, Inc	3,360,717
607,238	*	Ciena Corp	2,920,815
343,042		Honeywell International, Inc	13,824,593
277,910	*	Infineon Technologies AG. (ADR)	3,101,476
1,822,776	*	JDS Uniphase Corp	4,611,623
31,126		L-3 Communications Holdings, Inc	2,347,523
288,711		RadioShack Corp	4,041,954
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	36,583,346

ENGINEERING AND MANAGEMENT SERVICES - 0.60%
199,267	*	Infrasource Services, Inc	3,628,652
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,628,652

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
FABRICATED METAL PRODUCTS - 0.59%
75,217		Illinois Tool Works, Inc	$3,572,808
		TOTAL FABRICATED METAL PRODUCTS	3,572,808

FOOD AND KINDRED PRODUCTS - 0.20%
41,911	*	Smithfield Foods, Inc	1,208,294
		TOTAL FOOD AND KINDRED PRODUCTS	1,208,294

FOOD STORES - 1.43%
283,021		Supervalu, Inc	8,688,745
		TOTAL FOOD STORES	8,688,745

FORESTRY - 0.34%
53,987		Rayonier, Inc	2,046,647
		TOTAL FORESTRY	2,046,647

GENERAL BUILDING CONTRACTORS - 0.34%
469,800	*	Daikyo, Inc	2,071,287
		TOTAL GENERAL BUILDING CONTRACTORS	2,071,287

HEALTH SERVICES - 0.68%
1,082,534	*	Healthsouth Corp	4,167,756
		TOTAL HEALTH SERVICES	4,167,756

HOLDING AND OTHER INVESTMENT OFFICES - 1.32%
11		Cross Timbers Royalty Trust	495
116,473		New Century Financial Corp	5,328,640
76,548		Plum Creek Timber Co, Inc	2,717,454
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	8,046,589

HOTELS AND OTHER LODGING PLACES - 2.16%
190,091		Accor S.A.	11,567,216
217,800		Fujita Kanko, Inc	1,608,041
		TOTAL HOTELS AND OTHER LODGING PLACES	13,175,257

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.92%
69,643	*	Alstom RGPT	6,362,551
467		Deere & Co	38,990
359,289		Hewlett-Packard Co	11,382,276
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	17,783,817

INSTRUMENTS AND RELATED PRODUCTS - 0.96%
120,485	*	Boston Scientific Corp	2,028,967
78,580	*	Eagle Test Systems, Inc	1,101,692
196,880	*	Teradyne, Inc	2,742,538
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	5,873,197

INSURANCE AGENTS, BROKERS AND SERVICE - 0.75%
66,312		AON Corp	2,308,984
83,820		Marsh & McLennan Cos, Inc	2,253,920
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,562,904

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
INSURANCE CARRIERS - 8.06%
1,377		Aegon NV	$23,505
137,172		Aetna, Inc	5,477,278
171,493		American International Group, Inc	10,126,662
73,096		Aspen Insurance Holdings Ltd	1,702,406
113,881		Axis Capital Holdings Ltd	3,258,135
19,886		Everest Re Group Ltd	1,721,531
102,227		Max Re Capital Ltd	2,232,638
68,326	*	Molina Healthcare, Inc	2,599,804
198,733		Montpelier Re Holdings Ltd	3,436,094
79,443		PartnerRe Ltd	5,088,324
67,021		Platinum Underwriters Holdings Ltd	1,875,248
227,079		St. Paul Travelers Cos, Inc	10,123,182
22,888		XL Capital Ltd (Class A)	1,403,034
		TOTAL INSURANCE CARRIERS	49,067,841

METAL MINING - 1.25%
15,734	*	Barrick Gold Corp	465,726
70,344		Inco Ltd	4,635,670
19,262		MMC Norilsk Nickel (ADR)	2,504,060
		TOTAL METAL MINING	7,605,456

MISCELLANEOUS RETAIL - 2.89%
542,932	*	Rite Aid Corp	2,302,032
98,869	*	Sears Holdings Corp	15,308,876
		TOTAL MISCELLANEOUS RETAIL	17,610,908

MOTION PICTURES - 0.00%**
20		News Corp (Class A)	384
		TOTAL MOTION PICTURES	384

NONDEPOSITORY INSTITUTIONS - 2.48%
246,184		Fannie Mae	11,841,450
56,690		Freddie Mac	3,231,897
		TOTAL NONDEPOSITORY INSTITUTIONS	15,073,347

OIL AND GAS EXTRACTION - 3.05%
27,242		Anadarko Petroleum Corp	1,299,171
59,163		Apache Corp	4,037,875
34,164	*	Cheniere Energy, Inc	1,332,396
82,268		Devon Energy Corp	4,969,810
5,268		Equitable Resources, Inc	176,478
40,357		Noble Energy, Inc	1,891,129
53,141		Petroleo Brasileiro S.A. (ADR)	4,746,023
2,189		Pogo Producing Co	100,913
		TOTAL OIL AND GAS EXTRACTION	18,553,795

PAPER AND ALLIED PRODUCTS - 0.65%
12,893	*	Smurfit-Stone Container Corp	141,049
89,450		Temple-Inland, Inc	3,834,722
		TOTAL PAPER AND ALLIED PRODUCTS	3,975,771

PETROLEUM AND COAL PRODUCTS - 6.11%
255,100		Chevron Corp	15,831,506
47,782		ConocoPhillips	3,131,154

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
127,309		Exxon Mobil Corp	$7,810,407
22,111		Marathon Oil Corp	1,841,846
30,948		Occidental Petroleum Corp	3,173,717
81,448		Valero Energy Corp	5,417,921
		TOTAL PETROLEUM AND COAL PRODUCTS	37,206,551

PRINTING AND PUBLISHING - 0.60%
55,188		Gannett Co, Inc	3,086,665
17,803		Tribune Co	577,351
		TOTAL PRINTING AND PUBLISHING	3,664,016

SECURITY AND COMMODITY BROKERS - 4.68%
3,638		Janus Capital Group, Inc	65,120
505		Merrill Lynch & Co, Inc	35,128
303,349		Morgan Stanley	19,174,690
177,750		Nomura Holdings, Inc	3,335,291
287,398		Waddell & Reed Financial, Inc (Class A)	5,908,903
		TOTAL SECURITY AND COMMODITY BROKERS	28,519,132

STONE, CLAY, AND GLASS PRODUCTS - 1.03%
245,988	*	Owens-Illinois, Inc	4,122,759
174,579		Rinker Group Ltd	2,125,839
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	6,248,598

TOBACCO PRODUCTS - 3.66%
303,080		Altria Group, Inc	22,255,164
		TOTAL TOBACCO PRODUCTS	22,255,164

TRANSPORTATION BY AIR - 1.41%
163,241	*	Airtran Holdings, Inc	2,425,761
304,893	*	JetBlue Airways Corp	3,701,401
48,944	*	US Airways Group, Inc	2,473,630
		TOTAL TRANSPORTATION BY AIR	8,600,792

TRANSPORTATION EQUIPMENT - 0.09%
7,982	*	Magna International, Inc (Class A)	574,465
		TOTAL TRANSPORTATION EQUIPMENT	574,465

TRANSPORTATION SERVICES - 0.47%
128,037		Lear Corp	2,843,702
		TOTAL TRANSPORTATION SERVICES	2,843,702

TRUCKING AND WAREHOUSING - 0.64%
93,183	*	YRC Worldwide, Inc	3,923,936
		TOTAL TRUCKING AND WAREHOUSING	3,923,936

WHOLESALE TRADE-DURABLE GOODS - 0.64%
81,664		Omnicare, Inc	3,872,507
		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,872,507

WHOLESALE TRADE-NONDURABLE GOODS - 2.16%
83,684		Akzo Nobel NV	4,511,226
123,248		Cardinal Health, Inc	7,928,544
19,720	*	Dean Foods Co	733,387
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	13,173,157

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

		VALUE
	TOTAL COMMON STOCKS	$607,055,697
	(Cost $560,063,725)

	TOTAL PORTFOLIO - 99.70%	607,055,697
	(Cost $560,063,725)

	OTHER ASSETS & LIABILITIES, NET - 0.30%	1,817,086

	NET ASSETS - 100.00%	$608,872,783

*	Non-income producing
**	Percentage represents less than 0.01%

	ABBREVIATION:
	ADR - American Depository Receipt

	For ease of presentation, we have grouped a number of industry classification categories together in
	the Statement of Investments. Note that the funds use more specific industry categories in following
	their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2006
SHARES		COMPANY	VALUE

COMMON STOCKS - 100.59%

APPAREL AND ACCESSORY STORES - 1.00%
82,300		American Eagle Outfitters, Inc	$2,801,492
		TOTAL APPAREL AND ACCESSORY STORES	2,801,492

APPAREL AND OTHER TEXTILE PRODUCTS - 0.58%
29,729		Polo Ralph Lauren Corp	1,632,122
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,632,122

BUSINESS SERVICES - 13.72%
84,286	*	Adobe Systems, Inc	2,558,923
83,300	*	Akamai Technologies, Inc	3,014,627
105,900	*	aQuantive, Inc	2,682,447
52,233	*	Autodesk, Inc	1,799,949
64,061	*	Cerner Corp	2,377,304
79,910	*	ChoicePoint, Inc	3,337,841
82,800	*	Citrix Systems, Inc	3,323,592
57,695	*	Cognizant Technology Solutions Corp	3,886,912
51,394	*	F5 Networks, Inc	2,748,551
17,412	*	Focus Media Holding Ltd (ADR)	1,134,566
44,680	*	H&E Equipment Services, Inc	1,315,826
6,914	*	Kinetic Concepts, Inc	305,253
50,091	*	Monster Worldwide, Inc	2,136,882
27,002		Omnicom Group, Inc	2,405,608
82,700	*	Red Hat, Inc	1,935,180
39,500		Robert Half International, Inc	1,659,000
41,279	*	Salesforce.com, Inc	1,100,498
30,156	*	Sohu.com, Inc	777,723
		TOTAL BUSINESS SERVICES	38,500,682

CHEMICALS AND ALLIED PRODUCTS - 4.75%
87,154	*	Adams Respiratory Therapeutics, Inc	3,888,811
87,640		Ecolab, Inc	3,556,431
69,698	*	Forest Laboratories, Inc	2,696,616
34,699	*	Genzyme Corp	2,118,374
39,598	*	Medimmune, Inc	1,073,106
		TOTAL CHEMICALS AND ALLIED PRODUCTS	13,333,338

COAL MINING - 2.26%
72,408		Consol Energy, Inc	3,382,902
52,858		Peabody Energy Corp	2,946,833
		TOTAL COAL MINING	6,329,735

COMMUNICATIONS - 6.77%
97,807	*	American Tower Corp (Class A)	3,043,754
44,346		Global Payments, Inc	2,152,998
130,725	*	NeuStar, Inc	4,411,969

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
85,496	*	NII Holdings, Inc (Class B)	$4,820,264
136,792	*	Univision Communications, Inc (Class A)	4,582,532
		TOTAL COMMUNICATIONS	19,011,517

DEPOSITORY INSTITUTIONS - 2.44%
353,205		Hudson City Bancorp, Inc	4,708,223
38,900		Northern Trust Corp	2,151,170
		TOTAL DEPOSITORY INSTITUTIONS	6,859,393

EATING AND DRINKING PLACES - 1.05%
58,900		Yum! Brands, Inc	2,960,903
		TOTAL EATING AND DRINKING PLACES	2,960,903

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.60%
85,843		Amphenol Corp (Class A)	4,803,774
68,040		Analog Devices, Inc	2,186,806
72,546	*	Avnet, Inc	1,452,371
38,845	*	Comverse Technology, Inc	767,966
76,155	*	Cypress Semiconductor Corp	1,107,294
34,850	*	Fairchild Semiconductor International, Inc	633,224
419,915	*	JDS Uniphase Corp	1,062,385
32,109		L-3 Communications Holdings, Inc	2,421,661
44,809		Linear Technology Corp	1,500,653
519,200	*	Lucent Technologies, Inc	1,256,464
49,100		Maxim Integrated Products, Inc	1,576,601
103,103	*	Network Appliance, Inc	3,639,536
134,262	*	Nvidia Corp	2,858,438
54,395		Rockwell Collins, Inc	3,039,049
30,890	*	Silicon Laboratories, Inc	1,085,783
51,550	*	Thomas & Betts Corp	2,644,515
22,451		Xilinx, Inc	508,515
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	32,545,035

ENGINEERING AND MANAGEMENT SERVICES - 6.16%
63,758	*	Celgene Corp	3,024,042
12,978		Corporate Executive Board Co	1,300,396
76,700	*	Infrasource Services, Inc	1,396,707
37,398	*	Jacobs Engineering Group, Inc	2,978,377
85,399		Paychex, Inc	3,328,853
87,631		Quest Diagnostics, Inc	5,250,849
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	17,279,224

FOOD AND KINDRED PRODUCTS - 1.80%
14,900	*	Hansen Natural Corp	2,836,513
46,462		McCormick & Co, Inc	1,558,800
20,437		Pepsi Bottling Group, Inc	657,050
		TOTAL FOOD AND KINDRED PRODUCTS	5,052,363

FURNITURE AND FIXTURES - 0.90%
98,128		Herman Miller, Inc	2,528,759
		TOTAL FURNITURE AND FIXTURES	2,528,759

FURNITURE AND HOMEFURNISHINGS STORES - 2.76%
72,269	*	Bed Bath & Beyond, Inc	2,397,163

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
117,432		Circuit City Stores, Inc	$3,196,499
51,062	*	GameStop Corp	2,144,604
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	7,738,266

GENERAL MERCHANDISE STORES - 1.04%
43,150		JC Penney Co, Inc	2,913,056
		TOTAL GENERAL MERCHANDISE STORES	2,913,056

HEALTH SERVICES - 2.79%
19,802	*	Coventry Health Care, Inc	1,087,922
78,310	*	DaVita, Inc	3,892,007
60,939		Manor Care, Inc	2,859,258
		TOTAL HEALTH SERVICES	7,839,187

HOLDING AND OTHER INVESTMENT OFFICES - 0.43%
25,946		Global Signal, Inc	1,201,819
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,201,819

HOTELS AND OTHER LODGING PLACES - 3.29%
137,458		Hilton Hotels Corp	3,887,312
38,350		Starwood Hotels & Resorts Worldwide, Inc	2,314,039
44,621		Station Casinos, Inc	3,037,798
		TOTAL HOTELS AND OTHER LODGING PLACES	9,239,149

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.98%
90,094		International Game Technology	3,418,166
62,646	*	Netgear, Inc	1,356,286
22,798	*	Rackable Systems, Inc	900,293
36,010		Rockwell Automation, Inc	2,593,080
65,482		Smith International, Inc	2,911,985
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	11,179,810

INSTRUMENTS AND RELATED PRODUCTS - 7.77%
48,200	*	Advanced Medical Optics, Inc	2,443,740
57,572	*	Agilent Technologies, Inc	1,816,972
34,367		Allergan, Inc	3,686,204
39,480		Bard (C.R.), Inc	2,892,305
53,431	*	Fisher Scientific International, Inc	3,903,135
61,905		Kla-Tencor Corp	2,573,391
95,450	*	Resmed, Inc	4,481,377
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	21,797,124

LEATHER AND LEATHER PRODUCTS - 0.99%
93,394	*	Coach, Inc	2,792,481
		TOTAL LEATHER AND LEATHER PRODUCTS	2,792,481

METAL MINING - 1.21%
37,763		Freeport-McMoRan Copper & Gold, Inc (Class A)	2,092,448
14,600		Southern Copper Corp	1,301,298
		TOTAL METAL MINING	3,393,746

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.45%
17,946		Fortune Brands, Inc	1,274,345
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,274,345

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
MISCELLANEOUS RETAIL - 2.68%
70,550	*	Nutri/System, Inc	$4,383,272
60,150	*	Office Depot, Inc	2,285,700
32,807		Petsmart, Inc	839,859
		TOTAL MISCELLANEOUS RETAIL	7,508,831

OIL AND GAS EXTRACTION - 7.10%
86,004		BJ Services Co	3,204,509
67,459		ENSCO International, Inc	3,104,463
69,174		Equitable Resources, Inc	2,317,329
21,003		GlobalSantaFe Corp	1,212,923
48,142	*	National Oilwell Varco, Inc	3,048,351
59,036		Noble Energy, Inc	2,766,427
53,010	*	Southwestern Energy Co	1,651,792
59,101		XTO Energy, Inc	2,616,401
		TOTAL OIL AND GAS EXTRACTION	19,922,195

PETROLEUM AND COAL PRODUCTS - 0.74%
30,082		Sunoco, Inc	2,084,382
		TOTAL PETROLEUM AND COAL PRODUCTS	2,084,382

PRINTING AND PUBLISHING - 0.42%
33,600		Dow Jones & Co, Inc	1,176,336
		TOTAL PRINTING AND PUBLISHING	1,176,336

RAILROAD TRANSPORTATION - 0.73%
28,970		CSX Corp	2,040,647
		TOTAL RAILROAD TRANSPORTATION	2,040,647

REAL ESTATE - 1.13%
127,071	*	CB Richard Ellis Group, Inc	3,164,068
		TOTAL REAL ESTATE	3,164,068

SECURITY AND COMMODITY BROKERS - 3.37%
11,562		Chicago Mercantile Exchange Holdings, Inc	5,678,676
50,345		Greenhill & Co, Inc	3,058,962
18,736		T Rowe Price Group, Inc	708,408
		TOTAL SECURITY AND COMMODITY BROKERS	9,446,046

TRANSPORTATION BY AIR - 1.04%
178,979		Southwest Airlines Co	2,929,886
		TOTAL TRANSPORTATION BY AIR	2,929,886

TRANSPORTATION EQUIPMENT - 1.64%
22,500		ITT Industries, Inc	1,113,750
19,300		Textron, Inc	1,779,074
71,010	*	TransDigm Group, Inc	1,700,690
		TOTAL TRANSPORTATION EQUIPMENT	4,593,514

TRANSPORTATION SERVICES - 2.02%
55,038		CH Robinson Worldwide, Inc	2,933,525
48,662		Expeditors International Washington, Inc	2,725,559
		TOTAL TRANSPORTATION SERVICES	5,659,084

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
WHOLESALE TRADE-DURABLE GOODS - 1.98%
37,714	*	Cytyc Corp	$956,427
61,700		Omnicare, Inc	2,925,814
24,450	*	WESCO International, Inc	1,687,050
		TOTAL WHOLESALE TRADE-DURABLE GOODS	5,569,291

		TOTAL COMMON STOCKS	282,297,826
		(Cost $257,553,768)

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.09%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.09%
$ 260,000		Federal Home Loan Bank (FHLB) 4.950%, 07/03/06	260,000

		TOTAL SHORT-TERM INVESTMENTS	260,000
		(Cost $259,930)

		TOTAL PORTFOLIO - 100.68%	282,557,826
		(Cost $257,813,698)

		OTHER ASSETS & LIABILITIES, NET - (0.68%)	(1,912,298)

		NET ASSETS - 100.00%	$280,645,528

	*	Non-income producing

		ABBREVIATION:
		ADR - American Depositary Receipt

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP VALUE FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2006
SHARES		COMPANY	VALUE

COMMON STOCKS - 99.49%

AMUSEMENT AND RECREATION SERVICES - 0.33%
20,500		Harrah's Entertainment, Inc	$1,459,190
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,459,190

BUSINESS SERVICES - 3.64%
37,000		Accenture Ltd (Class A)	1,047,840
22,800	*	Affiliated Computer Services, Inc (Class A)	1,176,708
31,000		Automatic Data Processing, Inc	1,405,850
160,000	*	BearingPoint, Inc	1,339,200
100,000	*	DynCorp International, Inc	1,038,000
29,000		First Data Corp	1,306,160
135,000	*	Interpublic Group of Cos, Inc	1,127,250
48,000	*	Mercury Interactive Corp	1,678,560
212,000	*	Novell, Inc	1,405,560
48,000	*	Redback Networks, Inc	880,320
51,000	*	United Rentals, Inc	1,630,980
59,000		Waste Management, Inc	2,116,920
		TOTAL BUSINESS SERVICES	16,153,348

CHEMICALS AND ALLIED PRODUCTS - 7.34%
86,000		Alberto-Culver Co	4,189,920
55,000	*	Andrx Corp	1,275,450
47,000	*	Biogen Idec, Inc	2,177,510
30,000		Celanese Corp (Series A)	612,600
67,500		Clorox Co	4,115,475
68,000		Cytec Industries, Inc	3,648,880
52,000		Georgia Gulf Corp	1,301,040
100,000	*	Hercules, Inc	1,526,000
40,000		PPG Industries, Inc	2,640,000
43,000		Rohm & Haas Co	2,155,160
47,300	*	Sepracor, Inc	2,702,722
39,000		Sigma-Aldrich Corp	2,832,960
78,000		Valspar Corp	2,059,980
57,000	*	Watson Pharmaceuticals, Inc	1,326,960
		TOTAL CHEMICALS AND ALLIED PRODUCTS	32,564,657

COMMUNICATIONS - 1.73%
54,000		Cablevision Systems Corp (Class A)	1,158,300
58,000		CBS Corp	1,568,900
22,000		CenturyTel, Inc	817,300
36,000	*	EchoStar Communications Corp (Class A)	1,109,160
67,000	*	IAC/InterActiveCorp	1,774,830
49,000		PanAmSat Holding Corp	1,224,020
		TOTAL COMMUNICATIONS	7,652,510

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
DEPOSITORY INSTITUTIONS - 11.51%
75,000		Astoria Financial Corp	$2,283,750
132,000		Bank of New York Co, Inc	4,250,400
91,000		Colonial Bancgroup, Inc	2,336,880
55,500		Compass Bancshares, Inc	3,085,800
18,000		Cullen/Frost Bankers, Inc	1,031,400
850,000		Hudson City Bancorp, Inc	11,330,500
20,000		Interchange Financial Services Corp	450,000
50,000		Keycorp	1,784,000
126,000		Marshall & Ilsley Corp	5,763,240
88,000		Mellon Financial Corp	3,029,840
58,500		Mercantile Bankshares Corp	2,086,695
41,000		New York Community Bancorp, Inc	676,910
72,000		North Fork Bancorporation, Inc	2,172,240
122,000		South Financial Group, Inc	3,222,020
96,000		TCF Financial Corp	2,539,200
123,000		Valley National Bancorp	3,162,330
23,500		Zions Bancorporation	1,831,590
		TOTAL DEPOSITORY INSTITUTIONS	51,036,795

ELECTRIC, GAS, AND SANITARY SERVICES - 10.66%
81,000	*	Allegheny Energy, Inc	3,002,670
114,000		American Electric Power Co, Inc	3,904,500
60,000	*	CMS Energy Corp	776,400
59,500		Constellation Energy Group, Inc	3,243,940
70,000		DPL, Inc	1,876,000
165,000	*	Dynegy, Inc (Class A)	902,550
70,000		El Paso Corp	1,050,000
43,000		Energen Corp	1,651,630
60,000		Energy East Corp	1,435,800
47,500		Entergy Corp	3,360,625
37,500		FirstEnergy Corp	2,032,875
67,000		Fortum Oyj	1,713,391
70,000	*	Mirant Corp	1,876,000
50,000		National Fuel Gas Co	1,757,000
46,000		Northeast Utilities	950,820
15,000		NorthWestern Corp	515,250
74,000	*	NRG Energy, Inc	3,565,320
102,000		Pepco Holdings, Inc	2,405,160
35,000		PG&E Corp	1,374,800
100,000		PPL Corp	3,230,000
24,500		Questar Corp	1,972,005
11,500		TXU Corp	687,585
45,000		Williams Cos, Inc	1,051,200
153,000		Xcel Energy, Inc	2,934,540
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	47,270,061

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.67%
85,000	*	ADC Telecommunications, Inc	1,433,100
190,000	*	Atmel Corp	1,054,500
200,000	*	Brocade Communications Systems, Inc	1,228,000
60,000	*	Cypress Semiconductor Corp	872,400
77,000	*	Freescale Semiconductor, Inc (Class B)	2,263,800
255,000	*	Gemstar-TV Guide International, Inc	897,600
116,000	*	Infineon Technologies AG. (ADR)	1,294,560

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
980,000	*	JDS Uniphase Corp	$2,479,400
19,000		L-3 Communications Holdings, Inc	1,432,980
65,000		Linear Technology Corp	2,176,850
1,200,000	*	Lucent Technologies, Inc	2,904,000
60,000	*	Micron Technology, Inc	903,600
55,000		RadioShack Corp	770,000
245,000	*	Sycamore Networks, Inc	994,700
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	20,705,490

FABRICATED METAL PRODUCTS - 1.31%
61,000		Ball Corp	2,259,440
228,000	*	Crown Holdings, Inc	3,549,960
		TOTAL FABRICATED METAL PRODUCTS	5,809,400

FOOD AND KINDRED PRODUCTS - 1.13%
41,000		Archer Daniels Midland Co	1,692,480
65,000		Coca-Cola Enterprises, Inc	1,324,050
69,000	*	Smithfield Foods, Inc	1,989,270
		TOTAL FOOD AND KINDRED PRODUCTS	5,005,800

FOOD STORES - 2.48%
356,000		Kroger Co	7,782,160
104,000		Supervalu, Inc	3,192,800
		TOTAL FOOD STORES	10,974,960

FORESTRY - 0.50%
58,000		Rayonier, Inc	2,198,780
		TOTAL FORESTRY	2,198,780

GENERAL BUILDING CONTRACTORS - 0.83%
42,000		Lennar Corp (Class A)	1,863,540
42,000		Ryland Group, Inc	1,829,940
		TOTAL GENERAL BUILDING CONTRACTORS	3,693,480

GENERAL MERCHANDISE STORES - 2.56%
141,000		Federated Department Stores, Inc	5,160,600
40,000		JC Penney Co, Inc	2,700,400
152,000		TJX Cos, Inc	3,474,720
		TOTAL GENERAL MERCHANDISE STORES	11,335,720

HEALTH SERVICES - 1.64%
511,654	*	Healthsouth Corp	1,969,868
84,000		McKesson Corp	3,971,520
18,600	*	WellPoint, Inc	1,353,522
		TOTAL HEALTH SERVICES	7,294,910

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.27%
43,000		Macquarie Infrastructure Co Trust	1,186,370
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	1,186,370

HOLDING AND OTHER INVESTMENT OFFICES - 11.47%
20,000		AMB Property Corp	1,011,000
50,000		Archstone-Smith Trust	2,543,500
33,500		Boston Properties, Inc	3,028,400

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
24,302	v	Crystal River Capital, Inc	$607,550
51,000		Developers Diversified Realty Corp	2,661,180
47,000		Equity Residential	2,102,310
30,000		General Growth Properties, Inc	1,351,800
61,329	v*	GSC Capital Corp	1,533,225
159,318		iShares Russell Midcap Value Index Fund	21,057,060
44,000		iStar Financial, Inc	1,661,000
123,000		Plum Creek Timber Co, Inc	4,366,500
62,652		Prologis	3,265,422
15,000		Public Storage, Inc	1,138,500
38,000		Reckson Associates Realty Corp	1,572,440
52,500		Trizec Properties, Inc	1,503,600
15,000		Vornado Realty Trust	1,463,250
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	50,866,737

HOTELS AND OTHER LODGING PLACES - 1.38%
62,000		Accor S.A.	3,772,758
39,000		Starwood Hotels & Resorts Worldwide, Inc	2,353,260
		TOTAL HOTELS AND OTHER LODGING PLACES	6,126,018

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.21%
47,000		American Standard Cos, Inc	2,033,690
21,000		Black & Decker Corp	1,773,660
33,000	*	Cameron International Corp	1,576,410
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,383,760

INSTRUMENTS AND RELATED PRODUCTS - 2.82%
87,000	*	Agilent Technologies, Inc	2,745,720
29,000	*	Mettler-Toledo International, Inc	1,756,530
35,000		Pitney Bowes, Inc	1,445,500
85,000	*	Teradyne, Inc	1,184,050
35,000	*	Waters Corp	1,554,000
274,000	*	Xerox Corp	3,811,340
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	12,497,140

INSURANCE AGENTS, BROKERS AND SERVICE - 1.10%
93,000		AON Corp	3,238,260
61,000		Marsh & McLennan Cos, Inc	1,640,290
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,878,550

INSURANCE CARRIERS - 6.56%
108,000		Aetna, Inc	4,312,440
77,000		Axis Capital Holdings Ltd	2,202,970
41,000	*	CNA Financial Corp	1,351,360
172,000	*	Conseco, Inc	3,973,200
106,000		Genworth Financial, Inc	3,693,040
87,000		Max Re Capital Ltd	1,900,080
47,500		PartnerRe Ltd	3,042,375
40,000		Safeco Corp	2,254,000
35,000		St. Paul Travelers Cos, Inc	1,560,300
115,000		UnumProvident Corp	2,084,950
44,000		XL Capital Ltd (Class A)	2,697,200
		TOTAL INSURANCE CARRIERS	29,071,915

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
METAL MINING - 2.19%
34,000	*	Barrick Gold Corp	$1,006,400
54,000		Gold Fields Ltd (ADR)	1,236,600
225,000	*	Hecla Mining Co	1,181,250
57,500		Inco Ltd	3,789,250
25,500		Phelps Dodge Corp	2,095,080
7,000		Teck Cominco Ltd (Class B)	421,599
		TOTAL METAL MINING	9,730,179

MISCELLANEOUS RETAIL - 1.36%
53,000	*	Office Depot, Inc	2,014,000
604,000	*	Rite Aid Corp	2,560,960
9,500	*	Sears Holdings Corp	1,470,980
		TOTAL MISCELLANEOUS RETAIL	6,045,940

MOTION PICTURES - 0.16%
34,000		Regal Entertainment Group (Class A)	690,880
		TOTAL MOTION PICTURES	690,880

NONDEPOSITORY INSTITUTIONS - 0.42%
36,000		CIT Group, Inc	1,882,440
		TOTAL NONDEPOSITORY INSTITUTIONS	1,882,440

OIL AND GAS EXTRACTION - 1.50%
34,000	*	National Oilwell Varco, Inc	2,152,880
56,000		Noble Energy, Inc	2,624,160
60,000	*	Pride International, Inc	1,873,800
		TOTAL OIL AND GAS EXTRACTION	6,650,840

PAPER AND ALLIED PRODUCTS - 1.44%
49,000		Bowater, Inc	1,114,750
56,000		MeadWestvaco Corp	1,564,080
64,000		Temple-Inland, Inc	2,743,680
76,000		Wausau Paper Corp	946,200
		TOTAL PAPER AND ALLIED PRODUCTS	6,368,710

PETROLEUM AND COAL PRODUCTS - 2.13%
40,000		Hess Corp	2,114,000
88,400		Kerr-McGee Corp	6,130,540
14,700		Marathon Oil Corp	1,224,510
		TOTAL PETROLEUM AND COAL PRODUCTS	9,469,050

PRIMARY METAL INDUSTRIES - 1.02%
35,000		Nucor Corp	1,898,750
44,000		Precision Castparts Corp	2,629,440
		TOTAL PRIMARY METAL INDUSTRIES	4,528,190

PRINTING AND PUBLISHING - 1.70%
49,500		Gannett Co, Inc	2,768,535
45,000		Meredith Corp	2,229,300
79,000		Tribune Co	2,561,970
		TOTAL PRINTING AND PUBLISHING	7,559,805

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
RAILROAD TRANSPORTATION - 1.67%
58,000		CSX Corp	$4,085,520
62,500		Norfolk Southern Corp	3,326,250
		TOTAL RAILROAD TRANSPORTATION	7,411,770

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.54%
92,000		Newell Rubbermaid, Inc	2,376,360
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,376,360

SECURITY AND COMMODITY BROKERS - 1.70%
31,800		Bear Stearns Cos, Inc	4,454,544
84,000		Janus Capital Group, Inc	1,503,600
77,000		Waddell & Reed Financial, Inc (Class A)	1,583,120
		TOTAL SECURITY AND COMMODITY BROKERS	7,541,264

SPECIAL TRADE CONTRACTORS - 0.33%
60,000		Chicago Bridge & Iron Co NV	1,449,000
		TOTAL SPECIAL TRADE CONTRACTORS	1,449,000

STONE, CLAY, AND GLASS PRODUCTS - 0.92%
120,000	*	Owens-Illinois, Inc	2,011,200
171,000		Rinker Group Ltd	2,082,258
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	4,093,458

TOBACCO PRODUCTS - 2.06%
177,500		Loews Corp (Carolina Group)	9,118,175
		TOTAL TOBACCO PRODUCTS	9,118,175

TRANSPORTATION BY AIR - 1.07%
80,000	*	ACE Aviation Holdings, Inc	2,240,806
45,000		Skywest, Inc	1,116,000
45,000	*	UAL Corp	1,395,900
		TOTAL TRANSPORTATION BY AIR	4,752,706

TRANSPORTATION EQUIPMENT - 1.74%
56,000		Autoliv, Inc	3,167,920
22,000		Empresa Brasileira de Aeronautica S.A. (ADR)	802,340
20,500		General Dynamics Corp	1,341,930
43,000	*	K&F Industries Holdings, Inc	762,390
11,300	*	Magna International, Inc (Class A)	813,261
17,500		Oshkosh Truck Corp	831,600
		TOTAL TRANSPORTATION EQUIPMENT	7,719,441

WATER TRANSPORTATION - 0.50%
118,000		Aries Maritime Transport Ltd	1,256,700
68,000	*	Omega Navigation Enterprises, Inc	980,560
		TOTAL WATER TRANSPORTATION	2,237,260

WHOLESALE TRADE-DURABLE GOODS - 1.06%
99,000		Omnicare, Inc	4,694,580
		TOTAL WHOLESALE TRADE-DURABLE GOODS	4,694,580

WHOLESALE TRADE-NONDURABLE GOODS - 0.84%
69,000		Akzo Nobel NV (ADR)	3,710,130
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,710,130

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

PRINCIPAL		COMPANY	VALUE
		TOTAL COMMON STOCKS	$441,195,769
		(Cost $404,153,797)

SHORT-TERM INVESTMENTS - 0.47%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.47%
$ 2,090,000		Federal Home Loan Bank (FHLB) 4.950%, 07/03/06	2,090,000

		TOTAL SHORT-TERM INVESTMENTS	2,090,000
		(Cost $2,089,435)

		TOTAL PORTFOLIO - 99.96%	443,285,769
		(Cost $406,243,232)

		OTHER ASSETS & LIABILITIES, NET - 0.04%	157,455

		NET ASSETS - 100.00%	$443,443,224

	*	Non-income producing
	v	Security valued at fair value

		ABBREVIATION:
		ADR - American Depositary Receipt

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2006
SHARES		COMPANY	VALUE

COMMON STOCKS - 99.22%

AGRICULTURAL PRODUCTION-CROPS - 0.17%
53,060		Chiquita Brands International, Inc	$731,167
		TOTAL AGRICULTURAL PRODUCTION-CROPS	731,167

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.12%
400		Seaboard Corp	512,000
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	512,000

AMUSEMENT AND RECREATION SERVICES - 0.56%
1,050		Dover Downs Gaming & Entertainment, Inc	20,622
19,500	*	Live Nation, Inc	397,020
19,800	*	MTR Gaming Group, Inc	185,724
60,154	*	Multimedia Games, Inc	609,360
19,800	*	Pinnacle Entertainment, Inc	606,870
14,300		Speedway Motorsports, Inc	539,682
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,359,278

APPAREL AND ACCESSORY STORES - 2.65%
18,200	*	Aeropostale, Inc	525,798
23,700		Brown Shoe Co, Inc	807,696
6,200		Buckle, Inc	259,594
4,769	*	Cache, Inc	82,694
31,400	*	Carter's, Inc	829,902
18,000		Cato Corp (Class A)	465,300
17,600	*	Charlotte Russe Holding, Inc	421,344
71,800	*	Charming Shoppes, Inc	807,032
8,100	*	Children's Place Retail Stores, Inc	486,405
10,100		Christopher & Banks Corp	292,900
12,870	*	Citi Trends, Inc	549,420
11,086	*	Dress Barn, Inc	281,030
6,746		Finish Line, Inc (Class A)	79,805
38,500	*	New York & Co, Inc	376,145
42,773	*	Pacific Sunwear Of California, Inc	766,920
61,400	*	Payless Shoesource, Inc	1,668,238
7,381	*	Shoe Carnival, Inc	176,111
20,832		Stage Stores, Inc	687,456
32,900		Talbots, Inc	607,005
14,300	*	Too, Inc	548,977
1,700	*	Under Armour, Inc	72,454
87,699	*	Wilsons The Leather Experts, Inc	360,443
		TOTAL APPAREL AND ACCESSORY STORES	11,152,669

APPAREL AND OTHER TEXTILE PRODUCTS - 0.72%
6,500	*	Columbia Sportswear Co	294,190
9,600	*	Guess ?, Inc	400,800
17,100	*	Gymboree Corp	594,396

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
17,000		Kellwood Co	$497,590
32,700		Phillips-Van Heusen Corp	1,247,832
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	3,034,808

AUTO REPAIR, SERVICES AND PARKING - 0.03%
8,300		Central Parking Corp	132,800
		TOTAL AUTO REPAIR, SERVICES AND PARKING	132,800

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.36%
40,500	*	CSK Auto Corp	484,785
20,700		Lithia Motors, Inc (Class A)	627,624
10,859		Sonic Automotive, Inc	240,853
8,006		United Auto Group, Inc	170,928
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,524,190

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.11%
10,831	*	Central Garden & Pet Co	466,275
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	466,275

BUSINESS SERVICES - 10.76%
95,900	*	3Com Corp	491,008
28,100		ABM Industries, Inc	480,510
30,686		Acxiom Corp	767,150
16,300		Administaff, Inc	583,703
16,746	*	Advent Software, Inc	604,028
22,011	*	Altiris, Inc	397,078
27,800	*	Ansoft Corp	569,344
5,310	*	Ansys, Inc	253,924
15,600	*	aQuantive, Inc	395,148
41,978	*	Arbinet-thexchange, Inc	235,497
21,800		Arbitron, Inc	835,594
88,000	*	Art Technology Group, Inc	262,240
28,360	*	Asset Acceptance Capital Corp	561,528
28,200	*	Avocent Corp	740,250
27,000	*	BearingPoint, Inc	225,990
12,265		Blackbaud, Inc	278,415
11,971	*	Blackboard, Inc	346,680
9,850	*	Blue Coat Systems, Inc	166,071
8,700		Brady Corp (Class A)	320,508
14,200		Catalina Marketing Corp	404,132
54,777	*	CBIZ, Inc	405,898
5,104	*	Click Commerce, Inc	100,702
414,500	*	CMGI, Inc	501,545
62,400	*	CNET Networks, Inc	497,952
6,650		Computer Programs & Systems, Inc	265,734
31,300	*	Convera Corp	210,336
20,334	*	Covansys Corp	255,598
27,185	*	CSG Systems International, Inc	672,557
25,900	*	Dendrite International, Inc	239,316
16,724	*	Digital Insight Corp	573,466
6,481	*	Digital River, Inc	261,768
45,780	*	Earthlink, Inc	396,455
17,100	*	eFunds Corp	377,055
23,978	*	Entrust, Inc	81,765

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
12,078	*	Epicor Software Corp	$127,181
8,100		Factset Research Systems, Inc	383,130
11,000	*	Filenet Corp	296,230
9,200	*	Forrester Research, Inc	257,416
26,100		Gevity HR, Inc	692,955
22,400	*	Global Cash Access, Inc	350,112
7,800		Healthcare Services Group	163,410
24,764	*	Heidrick & Struggles International, Inc	838,014
16,800	*	Hyperion Solutions Corp	463,680
7,053	*	Infocrossing, Inc	81,462
64,000	*	Informatica Corp	842,240
15,710	*	Infospace, Inc	356,146
14,002		infoUSA, Inc	144,361
4,317	*	Innovative Solutions & Support, Inc	60,697
4,442	*	Intergraph Corp	139,879
232,000	*	Internap Network Services Corp	243,600
28,700	*	Internet Security Systems, Inc	540,995
8,400		Interpool, Inc	186,648
24,000	*	inVentiv Health, Inc	690,720
10,500		Jack Henry & Associates, Inc	206,430
22,500	*	JDA Software Group, Inc	315,675
8,581	*	Jupitermedia Corp	111,553
35,700	*	Keane, Inc	446,250
11,685		Kelly Services, Inc (Class A)	317,481
12,886	*	Keynote Systems, Inc	132,855
12,360	*	Kforce, Inc	191,456
14,615	*	Korn/Ferry International	286,308
28,698	*	Kronos, Inc	1,039,155
15,700	*	Labor Ready, Inc	355,605
164,300	*	Lawson Software, Inc	1,100,810
10,500	*	LoJack Corp	198,030
14,400	*	Mantech International Corp (Class A)	444,384
19,500	*	Mentor Graphics Corp	253,110
9,500	*	MicroStrategy, Inc	926,440
12,800		MoneyGram International, Inc	434,560
62,900	*	MPS Group, Inc	947,274
10,451	*	MRO Software, Inc	209,752
14,179	*	NCO Group, Inc	374,893
6,430	*	Ness Technologies, Inc	69,122
17,100	*	NetFlix, Inc	465,291
45,636	*	Packeteer, Inc	517,512
25,618	*	Parametric Technology Corp	325,605
28,900	*	Perot Systems Corp (Class A)	418,472
3,300	*	PRA International	73,491
55,766	*	Premiere Global Services, Inc	421,033
39,700	*	Progress Software Corp	929,377
1,312		QAD, Inc	10,168
14,600	*	Radisys Corp	320,616
42,842	*	RealNetworks, Inc	458,409
11,000	*	Rent-Way, Inc	81,180
15,200		Rollins, Inc	298,528
33,600	*	SonicWALL, Inc	302,064
23,700	*	Sotheby's Holdings, Inc (Class A)	622,125
108,800	*	Spherion Corp	992,256

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
6,246	*	SPSS, Inc	$200,746
3,200	*	SSA Global Technologies, Inc	62,016
46,200	*	SYKES Enterprises, Inc	746,592
41,900		Talx Corp	916,353
32,144	*	TeleTech Holdings, Inc	406,943
9,800	*	THQ, Inc	211,680
165,327	*	TIBCO Software, Inc	1,165,555
17,300	*	TNS, Inc	357,937
5,700	*	Transaction Systems Architects, Inc	237,633
12,100	*	Travelzoo, Inc	367,114
57,805	*	Trizetto Group, Inc	854,936
23,767		United Online, Inc	285,204
11,100	*	Universal Compression Holdings, Inc	698,967
60,000	*	VA Software Corp	232,800
13,700	*	Valueclick, Inc	210,295
27,700	*	Vasco Data Security International	231,295
9,200	*	Verint Systems, Inc	268,548
15,800		Viad Corp	494,540
20,100	*	Vignette Corp	293,058
7,805	*	WebEx Communications, Inc	277,390
96,383	*	webMethods, Inc	951,300
17,616	*	Websense, Inc	361,833
30,200	*	Wind River Systems, Inc	268,780
		TOTAL BUSINESS SERVICES	45,316,606

CHEMICALS AND ALLIED PRODUCTS - 7.08%
15,246	*	Adams Respiratory Therapeutics, Inc	680,276
11,453	*	Adolor Corp	286,440
13,050	*	Albany Molecular Research, Inc	139,374
79,776	*	Alkermes, Inc	1,509,362
19,000	*	Alnylam Pharmaceuticals, Inc	286,520
41,400		Alpharma, Inc (Class A)	995,256
13,000		American Vanguard Corp	201,240
30,300	*	Andrx Corp	702,657
13,600		Arch Chemicals, Inc	490,280
28,800	*	Bentley Pharmaceuticals, Inc	315,648
18,100	*	BioCryst Pharmaceuticals, Inc	259,373
21,495	*	BioMarin Pharmaceuticals, Inc	308,883
14,400	*	Chattem, Inc	437,328
27,000	*	Combinatorx, Inc	237,330
49,800	*	Connetics Corp	585,648
15,700	*	Cubist Pharmaceuticals, Inc	395,326
3,600		Diagnostic Products Corp	209,412
15,000	*	Digene Corp	581,100
27,600	*	Emisphere Technologies, Inc	235,428
12,900		Ferro Corp	205,884
39,400		Georgia Gulf Corp	985,788
18,200		H.B. Fuller Co	792,974
27,400	*	Hana Biosciences, Inc	248,518
33,800	*	Hercules, Inc	515,788
2,250	*	Hi-Tech Pharmacal Co, Inc	37,282
38,487	*	Human Genome Sciences, Inc	411,811
23,000	*	Immucor, Inc	442,290
45,100	*	Indevus Pharmaceuticals, Inc	246,697

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
23,100		Koppers Holdings, Inc	$461,769
36,900	*	KV Pharmaceutical Co (Class A)	688,554
56,000		Mannatech, Inc	706,160
30,484	*	Medicines Co	595,962
5,527		Meridian Bioscience, Inc	137,899
12,400	*	MGI Pharma, Inc	266,600
19,300	*	NBTY, Inc	461,463
10,791	*	Neurocrine Biosciences, Inc	114,385
11,000	*	New River Pharmaceuticals, Inc	313,500
11,900		NewMarket Corp	583,814
8,300		Olin Corp	148,819
11,500	*	OM Group, Inc	354,775
40,503	*	OraSure Technologies, Inc	385,589
44,509	*	Pain Therapeutics, Inc	371,650
45,900	*	Panacos Pharmaceuticals, Inc	253,368
13,100	*	Par Pharmaceutical Cos, Inc	241,826
60,700		Perrigo Co	977,270
32,078	*	Pharmion Corp	546,288
16,507	*	Pioneer Cos, Inc	450,311
95,000	*	PolyOne Corp	834,100
22,644	*	Pozen, Inc	159,414
25,900	*	Quidel Corp	246,050
28,600	*	Rockwood Holdings, Inc	658,086
40,100	*	Santarus, Inc	266,665
10,920	*	Sciele Pharma, Inc	253,235
26,206	*	Serologicals Corp	823,917
27,800	*	Solexa, Inc	236,300
10,500		Stepan Co	331,590
11,600		Stratagene Corp	71,572
44,000		UAP Holding Corp	959,640
16,526	*	United Therapeutics Corp	954,707
24,709	*	USANA Health Sciences, Inc	936,471
27,754	*	Vertex Pharmaceuticals, Inc	1,018,849
10,900		Westlake Chemical Corp	324,820
79,985	*	WR Grace & Co	935,824
		TOTAL CHEMICALS AND ALLIED PRODUCTS	29,815,155

COAL MINING - 0.75%
47,800	*	Alpha Natural Resources, Inc	937,836
11,600		Foundation Coal Holdings, Inc	544,388
44,700	*	International Coal Group, Inc	321,393
19,157		Penn Virginia Corp	1,338,691
		TOTAL COAL MINING	3,142,308

COMMUNICATIONS - 2.12%
5,200		Anixter International, Inc	246,792
11,137	*	Audiovox Corp (Class A)	152,131
9,729	*	Brightpoint, Inc	131,633
40,337		Centennial Communications Corp	209,752
39,700	*	Cincinnati Bell, Inc	162,770
45,000		Citadel Broadcasting Corp	400,500
140,600	*	Covad Communications Group, Inc	282,606
13,500		CT Communications, Inc	308,745
23,900	*	Dobson Communications Corp (Class A)	184,747

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
18,400		Entercom Communications Corp	$481,344
14,400	*	Eschelon Telecom, Inc	222,768
27,100	*	First Avenue Networks, Inc	294,848
82,400	*	Foundry Networks, Inc	878,384
61,500	*	General Communication, Inc (Class A)	757,680
3,454		Golden Telecom, Inc	87,559
15,700		Gray Television, Inc	90,903
93,700	*	Level 3 Communications, Inc	416,028
10,500	*	Mastec, Inc	138,705
14,700	*	NeuStar, Inc	496,125
17,125	*	Novatel Wireless, Inc	177,758
3	v*	RCN Corp Wts	(0)
13,100	*	Saga Communications, Inc (Class A)	118,686
9,247		Salem Communications Corp (Class A)	120,303
21,688	*	SBA Communications Corp	566,924
472		Shenandoah Telecom Co	22,184
31,200	*	Syniverse Holdings, Inc	458,640
26,586	*	Talk America Holdings, Inc	164,567
51,946	*	Ubiquitel, Inc	537,122
44,400		Valor Communications Group, Inc	508,380
27,400	*	Vonage Holdings Corp	235,366
23,340	*	Wireless Facilities, Inc	64,185
		TOTAL COMMUNICATIONS	8,918,135

DEPOSITORY INSTITUTIONS - 9.65%
5,037		1st Source Corp	170,402
6,161		Amcore Financial, Inc	180,579
15,231		Anchor Bancorp Wisconsin, Inc	459,519
17,960		Bancfirst Corp	803,710
12,300		Bancorpsouth, Inc	335,175
17,772		Bank Mutual Corp	217,174
13,932		Bank of Granite Corp	290,203
26,236		Boston Private Financial Holdings, Inc	731,984
7,800		Cadence Financial Corp	173,706
2,898	*	Capital Crossing Bank	71,291
7,200		Capitol Bancorp Ltd	280,440
11,600		Cathay General Bancorp	422,008
13,816	*	Centennial Bank Holdings, Inc	142,857
6,984		Center Financial Corp	165,102
21,600		Central Pacific Financial Corp	835,920
8,426		Chemical Financial Corp	257,836
29,900		Chittenden Corp	772,915
49,668		Citizens Banking Corp	1,212,396
22,993		City Holding Co	830,967
1		Coastal Financial Corp	13
1,900	*	Community Bancorp	59,052
23,600		Community Bank System, Inc	476,012
13,677		Community Trust Bancorp, Inc	477,738
33,500		Corus Bankshares, Inc	877,030
6,400		Downey Financial Corp	434,240
23,411	*	EuroBancshares, Inc	226,384
20,000		First Bancorp	186,000
2,300		First Citizens Bancshares, Inc (Class A)	461,150
23,057		First Community Bancorp, Inc	1,362,207

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
400		First Community Bancshares, Inc	$13,196
8,367		First Financial Holdings, Inc	267,744
7,099		First Midwest Bancorp, Inc	263,231
115,764		First Niagara Financial Group, Inc	1,623,011
2,743	*	First Regional Bancorp	241,384
6,500		First Republic Bank	297,700
25,500	*	FirstFed Financial Corp	1,470,585
21,900		FirstMerit Corp	458,586
9,300		Flag Financial Corp	180,885
39,600		Flagstar Bancorp, Inc	632,016
6,549		FNB Corp	242,313
25,593	*	Franklin Bank Corp	516,723
10,500		Fremont General Corp	194,880
1,817		Fulton Financial Corp	28,927
41,400		Greater Bay Bancorp	1,190,250
56,800		Hanmi Financial Corp	1,104,192
4,600		Independent Bank Corp	149,362
14,796		Integra Bank Corp	321,813
8,375		ITLA Capital Corp	440,357
5,827		Macatawa Bank Corp	136,293
21,000		MAF Bancorp, Inc	899,640
5,974		Marshall & Ilsley Corp	273,251
43,678		MB Financial, Inc	1,544,454
5,463		Mercantile Bank Corp	217,701
19,719		Mid-State Bancshares	552,132
23,324		National Penn Bancshares, Inc	463,215
19,300		NewAlliance Bancshares, Inc	276,183
36,600		Old National Bancorp	730,902
13,273		Pacific Capital Bancorp	413,056
4,271		Pennfed Financial Services, Inc	79,654
15,100		PFF Bancorp, Inc	500,716
27,000		Placer Sierra Bancshares	626,130
4,541		Premierwest Bancorp	65,527
11,000		Provident Bankshares Corp	400,290
5,473		Provident Financial Holdings	164,190
64,400		Provident Financial Services, Inc	1,155,980
8,690		R & G Financial Corp (Class B)	74,647
81,300		Republic Bancorp, Inc	1,007,307
14,026		S&T Bancorp, Inc	466,084
9,149		Sierra Bancorp	239,887
10,660		Simmons First National Corp (Class A)	309,247
9,417		Southwest Bancorp, Inc	240,133
2,900		State National Bancshares, Inc	110,519
8,900		Sterling Bancorp	173,550
14,300		Sterling Bancshares, Inc	268,125
11,336		Sterling Financial Corp	248,258
19,873		Sterling Financial Corp	606,325
9,457		Suffolk Bancorp	309,717
27,600	*	Sun Bancorp, Inc	448,224
7,708	*	SVB Financial Group	350,406
15,765		Taylor Capital Group, Inc	643,370
8,278		TD Banknorth, Inc	243,787
37,900		TierOne Corp	1,279,883
14,800		UCBH Holdings, Inc	244,792

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
9,800		UMB Financial Corp	$326,732
15,600		Umpqua Holdings Corp	400,140
3,900		Univest Corp of Pennsylvania	107,718
3,200		Vineyard National Bancorp	86,080
83,800		W Holding Co, Inc	557,270
4,900		West Coast Bancorp	144,403
9,300		Westamerica Bancorporation	455,421
13,900		Wilshire Bancorp, Inc	250,478
		TOTAL DEPOSITORY INSTITUTIONS	40,642,982

EATING AND DRINKING PLACES - 2.41%
22,100		Applebees International, Inc	424,762
23,400		Bob Evans Farms, Inc	702,234
12,700	*	California Pizza Kitchen, Inc	348,996
10,500		CBRL Group, Inc	356,160
11,700	*	CEC Entertainment, Inc	375,804
53,600		CKE Restaurants, Inc	890,296
37,000		Domino's Pizza, Inc	915,380
7,349		IHOP Corp	353,340
9,000	*	Jack in the Box, Inc	352,800
7,913		Lone Star Steakhouse & Saloon, Inc	207,558
78,100	*	Luby's, Inc	814,583
19,727	*	McCormick & Schmick's Seafood Restaurants, Inc	469,503
9,600	*	Morton's Restaurant Group, Inc	147,072
16,526	*	O'Charleys, Inc	280,942
24,600	*	Papa John's International, Inc	816,720
10,800	*	PF Chang's China Bistro, Inc	410,616
35,236	*	Rare Hospitality International, Inc	1,013,387
7,600		Ruby Tuesday, Inc	185,516
33,589	*	Ruth's Chris Steak House, Inc	685,887
18,100	*	Sonic Corp	376,299
		TOTAL EATING AND DRINKING PLACES	10,127,855

EDUCATIONAL SERVICES - 0.62%
39,646	*	Corinthian Colleges, Inc	569,317
36,600	*	DeVry, Inc	804,102
6,900	*	Educate, Inc	52,854
7,496	*	Lincoln Educational Services Corp	128,107
8,138		Strayer Education, Inc	790,363
11,700	*	Universal Technical Institute, Inc	257,634
		TOTAL EDUCATIONAL SERVICES	2,602,377

ELECTRIC, GAS, AND SANITARY SERVICES - 3.30%
19,800		American States Water Co	705,870
58,600	*	Aquila, Inc	246,706
7,900		Avista Corp	180,357
4,600	*	Clean Harbors, Inc	185,426
31,300		Cleco Corp	727,725
30,220	*	Covanta Holding Corp	533,383
7,200		Crosstex Energy, Inc	684,576
12,300	*	El Paso Electric Co	247,968
2,700		EnergySouth, Inc	84,321
6,600		Idacorp, Inc	226,314
14,300		ITC Holdings Corp	380,094

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
42,200		Laclede Group, Inc	$1,449,992
17,800		New Jersey Resources Corp	832,684
39,000		Nicor, Inc	1,618,500
8,600		Northwest Natural Gas Co	318,458
31,481		NorthWestern Corp	1,081,372
17,125		Otter Tail Corp	468,026
6,155		Peoples Energy Corp	221,026
20,413	*	Pico Holdings, Inc	658,319
19,100	*	Pike Electric Corp	367,866
26,900	*	Sierra Pacific Resources	376,600
8,400		South Jersey Industries, Inc	230,076
16,600		Southwest Gas Corp	520,244
25,200		Unisource Energy Corp	784,980
8,900	*	Waste Connections, Inc	323,960
14,800		WGL Holdings, Inc	428,460
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	13,883,303

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.27%
26,800		Acuity Brands, Inc	1,042,788
14,400		Adtran, Inc	322,992
12,402	*	Advanced Analogic Technologies, Inc	129,973
46,819	*	Aeroflex, Inc	546,378
22,579	*	AMIS Holdings, Inc	225,790
26,700	*	Amkor Technology, Inc	252,582
131,965	*	Arris Group, Inc	1,731,381
88,500	*	Atmel Corp	491,175
18,200	*	ATMI, Inc	448,084
8,500		Baldor Electric Co	265,965
6,900	*	Benchmark Electronics, Inc	166,428
18,100	*	Broadwing Corp	187,335
87,900	*	Brocade Communications Systems, Inc	539,706
3,176	*	Ceradyne, Inc	157,180
18,679	*	Checkpoint Systems, Inc	414,861
22,100	*	Comtech Telecommunications Corp	646,867
106,600	*	Conexant Systems, Inc	266,500
11,000		CTS Corp	163,790
4,220	*	Diodes, Inc	174,877
14,700	*	Electro Scientific Industries, Inc	264,453
17,033	*	Exar Corp	226,028
18,800	*	Fairchild Semiconductor International, Inc	341,596
6,700	*	Genlyte Group, Inc	485,281
32,600	*	Hexcel Corp	512,146
39,891	*	Ikanos Communications, Inc	605,944
1,996		Imation Corp	81,936
20,600	*	Interdigital Communications Corp	719,146
4,395		Lincoln Electric Holdings, Inc	275,347
55,123	*	Mattson Technology, Inc	538,552
4,070	*	Metrologic Instruments, Inc	61,091
36,560	*	Micrel, Inc	365,966
2,800	*	Moog, Inc	95,816
82,645	*	MRV Communications, Inc	257,026
1,800	*	Multi-Fineline Electronix, Inc	59,742
3,300		National Presto Industries, Inc	172,524
45,100	*	Omnivision Technologies, Inc	952,512

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
265,710	*	ON Semiconductor Corp	$1,562,375
18,300	*	Oplink Communications Inc	335,073
20,192	*	Pericom Semiconductor Corp	167,594
4,600		Plantronics, Inc	102,166
30,365	*	Plexus Corp	1,038,787
27,400	*	PMC - Sierra, Inc	257,560
27,400	*	Polycom, Inc	600,608
16,317	*	Portalplayer, Inc	160,070
19,562	*	Power Integrations, Inc	341,944
17,800	*	Rambus, Inc	406,018
3,800		Regal-Beloit Corp	167,770
100,500	*	RF Micro Devices, Inc	599,985
9,300	*	Rogers Corp	523,962
49,500	*	Semtech Corp	715,275
16,275	*	Sigmatel, Inc	66,890
46,767	*	Silicon Image, Inc	504,148
13,428	*	Silicon Laboratories, Inc	471,994
39,400	*	Skyworks Solutions, Inc	217,094
8,500		Spectralink Corp	74,970
14,922	*	Standard Microsystems Corp	325,747
16,400	*	Supertex, Inc	655,016
22,034	*	Symmetricom, Inc	155,780
15,620	*	Synaptics, Inc	334,268
14,900		Technitrol, Inc	344,935
103,620	*	Triquint Semiconductor, Inc	462,145
12,456	*	TTM Technologies, Inc	180,238
26,935	*	Ulticom, Inc	282,009
35,358	*	Westell Technologies, Inc	77,434
4,400	*	Zoltek Cos, Inc	131,516
39,076	*	Zoran Corp	951,110
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	26,404,239

ENGINEERING AND MANAGEMENT SERVICES - 1.88%
5,797	*	Advisory Board Co	278,778
16,319	*	Amylin Pharmaceuticals, Inc	805,669
21,700	*	Applera Corp (Celera Genomics Group)	281,015
11,500		CDI Corp	333,500
3,758	*	CRA International, Inc	169,636
10,143	*	DiamondCluster International, Inc	80,333
82,300	*	Digitas, Inc	956,326
16,000	*	eResearch Technology, Inc	145,600
24,423	*	Exelixis, Inc	245,451
18,758	*	ICOS Corp	412,488
23,600	*	Lifecell Corp	729,712
17,100		MAXIMUS, Inc	395,865
5,000	*	MTC Technologies, Inc	118,150
11,470	*	Myriad Genetics, Inc	289,617
27,467	*	Regeneron Pharmaceuticals, Inc	352,127
17,700	*	Resources Connection, Inc	442,854
27,957	*	Savient Pharmaceuticals, Inc	146,774
19,487	*	SFBC International, Inc	295,423
5,500	*	Shaw Group, Inc	152,900
19,235	*	Sourcecorp	476,836
9,100	*	URS Corp	382,200

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
50,913	*	ViaCell, Inc	$231,654
3,900		Washington Group International, Inc	208,026
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	7,930,934

FABRICATED METAL PRODUCTS - 0.98%
1,200		Ameron International Corp	80,424
9,600		Aptargroup, Inc	476,256
23,900		Commercial Metals Co	614,230
7,200		Crane Co	299,520
9,700		Dynamic Materials Corp	327,181
14,700	*	NCI Building Systems, Inc	781,599
6,666		Silgan Holdings, Inc	246,709
13,900		Simpson Manufacturing Co, Inc	501,095
11,200		Sun Hydraulics Corp	232,736
6,100		Valmont Industries, Inc	283,589
8,879		Watts Water Technologies, Inc (Class A)	297,890
		TOTAL FABRICATED METAL PRODUCTS	4,141,229

FOOD AND KINDRED PRODUCTS - 0.69%
15,100		Corn Products International, Inc	462,060
20,200		Flowers Foods, Inc	578,528
3,800	*	Hansen Natural Corp	723,406
10,600		Imperial Sugar Co	251,432
6,100	*	M&F Worldwide Corp	98,210
20,700		National Beverage Corp	297,045
11,600		Premium Standard Farms, Inc	188,268
11,100		Tootsie Roll Industries, Inc	323,343
		TOTAL FOOD AND KINDRED PRODUCTS	2,922,292

FOOD STORES - 0.29%
13,600	*	Pantry, Inc	782,544
22,600	*	Wild Oats Markets, Inc	442,960
		TOTAL FOOD STORES	1,225,504

FURNITURE AND FIXTURES - 0.87%
22,300	*	BE Aerospace, Inc	509,778
13,100		Ethan Allen Interiors, Inc	478,805
57,700		Furniture Brands International, Inc	1,202,468
6,840		Hooker Furniture Corp	114,707
8,565		Kimball International, Inc (Class B)	168,816
22,000		La-Z-Boy, Inc	308,000
20,130	*	Select Comfort Corp	462,386
16,700		Stanley Furniture Co, Inc	400,299
		TOTAL FURNITURE AND FIXTURES	3,645,259

FURNITURE AND HOMEFURNISHINGS STORES - 0.21%
9,700	*	GameStop Corp	407,400
6,700		Haverty Furniture Cos, Inc	105,123
9,000		Knoll, Inc	165,240
26,819	*	Trans World Entertainment Corp	193,633
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	871,396

GENERAL BUILDING CONTRACTORS - 0.19%
4,096		Brookfield Homes Corp	134,963

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
5,200	*	Cavco Industries, Inc	$231,088
4,900		M/I Homes, Inc	171,892
12,300	*	Perini Corp	276,750
		TOTAL GENERAL BUILDING CONTRACTORS	814,693

GENERAL MERCHANDISE STORES - 0.35%
27,400	*	Big Lots, Inc	467,992
28,600		Casey's General Stores, Inc	715,286
19,638		Stein Mart, Inc	290,642
		TOTAL GENERAL MERCHANDISE STORES	1,473,920

HEALTH SERVICES - 1.89%
21,200	*	Alliance Imaging, Inc	135,680
5,926	*	Allied Healthcare International, Inc	15,882
5,079	*	Amedisys, Inc	192,494
3,512	*	America Service Group, Inc	54,506
3,600	*	American Dental Partners, Inc	54,936
10,300	*	American Retirement Corp	337,531
13,800	*	Amsurg Corp	313,950
38,900	*	Apria Healthcare Group, Inc	735,210
7,160	*	Genesis HealthCare Corp	339,169
60,303	*	Gentiva Health Services, Inc	966,657
5,400	*	Healthways, Inc	284,256
23,983		Hooper Holmes, Inc	73,148
10,400	*	Kindred Healthcare, Inc	270,400
6,050	*	Magellan Health Services, Inc	274,126
20,841	*	Nektar Therapeutics	382,224
34,458	*	Odyssey HealthCare, Inc	605,427
19,000	*	Pediatrix Medical Group, Inc	860,700
8,000	*	Psychiatric Solutions, Inc	229,280
22,140	*	RehabCare Group, Inc	384,793
34,300	*	Sunrise Senior Living, Inc	948,395
7,837	*	U.S. Physical Therapy, Inc	114,734
12,800	*	United Surgical Partners International, Inc	384,896
		TOTAL HEALTH SERVICES	7,958,394

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.15%
14,000		Granite Construction, Inc	633,780
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	633,780

HOLDING AND OTHER INVESTMENT OFFICES - 8.42%
11,400		Acadia Realty Trust	269,610
1,600	*	Alexander's, Inc	434,816
3,500		Alexandria Real Estate Equities, Inc	310,380
39,200		American Campus Communities, Inc	974,120
7,000		American Home Mortgage Investment Corp	258,020
23,300		Apollo Investment Corp	430,584
27,900		Arbor Realty Trust, Inc	698,895
52,800		Ashford Hospitality Trust, Inc	666,336
23,300		BioMed Realty Trust, Inc	697,602
32,100	*	Boykin Lodging Co	349,569
21,277		Brandywine Realty Trust	684,481
806		Capital Southwest Corp	84,187
6,100		Capital Trust, Inc	217,282

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
12,300		CentraCore Properties Trust	$304,425
17,400		Colonial Properties Trust	859,560
12,800		Corporate Office Properties Trust	538,624
6,827		Cousins Properties, Inc	211,159
23,600		Crescent Real Estate Equities Co	438,016
31,500		Digital Realty Trust, Inc	777,735
7,500		Entertainment Properties Trust	322,875
38,600		Equity Inns, Inc	639,216
14,700		Equity Lifestyle Properties, Inc	644,301
39,000		Equity One, Inc	815,100
41,500		FelCor Lodging Trust, Inc	902,210
13,500		First Potomac Realty Trust	402,165
7,800		Getty Realty Corp	221,832
3,743		Gladstone Capital Corp	80,063
14,400		Glimcher Realty Trust	357,264
31,000		GMH Communities Trust	408,580
6,800		Harris & Harris Group, Inc	75,072
51,100		Highland Hospitality Corp	719,488
14,200		Highwoods Properties, Inc	513,756
8,600		Home Properties, Inc	477,386
78,500		Innkeepers U.S.A. Trust	1,356,480
87,790		iShares Russell 2000 Index Fund	6,312,101
5,000		Kilroy Realty Corp	361,250
22,300		KKR Financial Corp	464,063
29,200		LaSalle Hotel Properties	1,351,960
17,300		LTC Properties, Inc	386,655
7,100		Maguire Properties, Inc	249,707
6,400		Medical Properties Trust, Inc	70,656
16,200		Mid-America Apartment Communities, Inc	903,150
14,300		National Health Investors, Inc	384,527
3,800		National Health Realty, Inc	72,010
42,800		NorthStar Realty Finance Corp	514,028
99,000		Omega Healthcare Investors, Inc	1,308,780
8,700		Parkway Properties, Inc	395,850
25,900		Pennsylvania Real Estate Investment Trust	1,045,583
11,700		Post Properties, Inc	530,478
6,300		Potlatch Corp	237,825
8,600		PS Business Parks, Inc	507,400
7,200		Sovran Self Storage, Inc	365,688
6,100	*	Star Maritime Acquisition Corp	61,976
12,900		Strategic Hotel Capital, Inc	267,546
16,800		Tanger Factory Outlet Centers, Inc	543,816
26,400		Taubman Centers, Inc	1,079,760
17,200		Washington Real Estate Investment Trust	631,240
21,500		Winston Hotels, Inc	263,375
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	35,450,613

HOTELS AND OTHER LODGING PLACES - 0.36%
5,600	*	Aztar Corp	290,976
25,900	*	Bluegreen Corp	296,814
8,200	*	Gaylord Entertainment Co	357,848
15,100	*	Vail Resorts, Inc	560,210
		TOTAL HOTELS AND OTHER LODGING PLACES	1,505,848

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 4.60%
16,700		Actuant Corp	$834,165
146,960	*	Advanced Digital Information Corp	1,729,719
31,100	*	AGCO Corp	818,552
5,500		Albany International Corp (Class A)	233,145
24,700	*	Asyst Technologies, Inc	185,991
15,300		Black Box Corp	586,449
22,900	*	Blount International, Inc	275,258
26,700		Briggs & Stratton Corp	830,637
18,509	*	Brooks Automation, Inc	218,406
5,800		Cascade Corp	229,390
83,408	*	Cirrus Logic, Inc	678,941
11,800	*	Cymer, Inc	548,228
11,600	*	Electronics for Imaging, Inc	242,208
71,890	*	Emulex Corp	1,169,650
6,000	*	EnPro Industries, Inc	201,600
23,500	*	Entegris, Inc	223,955
138,235	*	Extreme Networks, Inc	575,058
8,857	*	Fargo Electronics, Inc	224,879
6,000	*	Flowserve Corp	341,400
12,500	*	Gardner Denver, Inc	481,250
5,011	*	Global Imaging Systems, Inc	206,854
1,500	*	Hydril	117,780
9,600	*	Intermec, Inc	220,224
5,900		Kaydon Corp	220,129
5,000		Kennametal, Inc	311,250
8,693	*	Komag, Inc	401,443
78,456	*	Kulicke & Soffa Industries, Inc	581,359
7,100		Lennox International, Inc	188,008
3,628		Lufkin Industries, Inc	215,612
8,000		Manitowoc Co, Inc	356,000
27,885	*	Micros Systems, Inc	1,218,017
3,018	*	Middleby Corp	261,238
20,800		Modine Manufacturing Co	485,888
1,200		Nacco Industries, Inc (Class A)	164,892
12,909		Nordson Corp	634,865
31,000	*	Oil States International, Inc	1,062,680
20,600	*	Palm, Inc	331,660
12,225	*	PAR Technology Corp	156,113
2,600	*	Rimage Corp	53,092
12,666		Tennant Co	636,846
10,000		Watsco, Inc	598,200
10,242		Woodward Governor Co	312,483
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	19,363,514

INSTRUMENTS AND RELATED PRODUCTS - 6.11%
44,467	*	Align Technology, Inc	328,611
63,020	*	American Medical Systems Holdings, Inc	1,049,283
7,910	*	American Science & Engineering, Inc	458,147
6,102		Arrow International, Inc	200,573
6,248	*	Arthrocare Corp	262,478
19,276	*	Aspect Medical Systems, Inc	336,173
11,600	*	Bio-Rad Laboratories, Inc (Class A)	753,304
4,825	*	Biosite, Inc	220,310

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
76,440	*	Bruker BioSciences Corp	$409,718
36,700	*	Candela Corp	582,062
4,292		CNS, Inc	105,154
8,900	*	Coherent, Inc	300,197
11,289	*	Conmed Corp	233,682
38,500	*	Depomed, Inc	225,995
13,200	*	DJ Orthopedics, Inc	486,156
7,300		DRS Technologies, Inc	355,875
11,700	*	Esterline Technologies Corp	486,603
20,000	*	Flir Systems, Inc	441,200
15,290	*	Fossil, Inc	275,373
20,500	*	Haemonetics Corp	953,455
3,700	*	Hologic, Inc	182,632
4,049	*	ICU Medical, Inc	171,030
10,527	*	Illumina, Inc	312,231
8,624	*	Integra LifeSciences Holdings Corp	334,697
15,700	*	Intralase Corp	262,818
7,800	*	Intuitive Surgical, Inc	920,166
9,000		Invacare Corp	223,920
500	*	IRIS International, Inc	6,580
11,170	*	Itron, Inc	661,934
20,200	*	Ixia	181,800
91,500	*	Kopin Corp	330,315
16,700	*	Kyphon, Inc	640,612
9,900	*	LaBarge, Inc	131,373
14,100		Mentor Corp	613,350
1	*	Merit Medical Systems, Inc	14
9,100		Mine Safety Appliances Co	365,820
20,825	*	MKS Instruments, Inc	418,999
7,046	*	Molecular Devices Corp	215,326
1,651		MTS Systems Corp	65,231
12,500	*	Neurometrix, Inc	380,750
34,024	*	Newport Corp	548,467
5,100	*	Palomar Medical Technologies, Inc	232,713
4,748	*	Rofin-Sinar Technologies, Inc	272,868
11,821	*	Rudolph Technologies, Inc	171,405
7,400		Sirona Dental Systems, Inc	293,188
9,800	*	SonoSite, Inc	382,592
39,100		STERIS Corp	893,826
12,901	*	Symmetry Medical, Inc	198,675
47,800	*	Teledyne Technologies, Inc	1,565,928
71,601	*	Thoratec Corp	993,106
85,814	*	TriPath Imaging, Inc	568,089
15,400		United Industrial Corp	696,850
38,519	*	Varian, Inc	1,598,924
18,504	*	Ventana Medical Systems, Inc	873,019
9,200	*	Viasys Healthcare, Inc	235,520
12,680	*	Vital Images, Inc	313,196
1,649		Vital Signs, Inc	81,675
26,882	*	Wright Medical Group, Inc	562,640
7,201		X-Rite, Inc	79,139
2,675		Young Innovations, Inc	94,240
5,600	*	Zoll Medical Corp	183,456
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	25,723,463

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
INSURANCE AGENTS, BROKERS AND SERVICE - 0.15%
10,200		Clark, Inc	$134,640
11,200		National Financial Partners Corp	496,272
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	630,912

INSURANCE CARRIERS - 2.83%
16,746		Affirmative Insurance Holdings, Inc	262,075
14,078	*	American Physicians Capital, Inc	740,362
14,900	*	AMERIGROUP Corp	462,496
26,300	*	Argonaut Group, Inc	790,052
25,300		Bristol West Holdings, Inc	404,800
11,201	*	Centene Corp	263,560
6,643		Direct General Corp	112,400
11,491		EMC Insurance Group, Inc	330,481
7,100		FBL Financial Group, Inc (Class A)	230,040
5,000		Great American Financial Resources, Inc	104,650
8,616		Harleysville Group, Inc	273,300
15,443	*	HealthExtras, Inc	466,687
35,000		Horace Mann Educators Corp	593,250
12,600		LandAmerica Financial Group, Inc	813,960
10,200	*	Molina Healthcare, Inc	388,110
388		National Western Life Insurance Co (Class A)	92,984
23,800		Ohio Casualty Corp	707,574
31,713		Phoenix Cos, Inc	446,519
8,400	*	ProAssurance Corp	404,712
16,400		RLI Corp	790,152
8,500		Safety Insurance Group, Inc	404,175
10,100	*	SCPIE Holdings, Inc	234,825
11,884	*	SeaBright Insurance Holdings, Inc	191,451
10,734		Selective Insurance Group, Inc	599,709
6,681		State Auto Financial Corp	217,400
21,100		Stewart Information Services Corp	766,141
11,400		Tower Group, Inc	344,850
4,700	*	WellCare Health Plans, Inc	230,535
5,900		Zenith National Insurance Corp	234,053
		TOTAL INSURANCE CARRIERS	11,901,303

JUSTICE, PUBLIC ORDER AND SAFETY - 0.08%
6,200	*	Corrections Corp of America	328,228
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	328,228

LEATHER AND LEATHER PRODUCTS - 0.54%
14,800	*	Genesco, Inc	501,276
15,600	*	Timberland Co (Class A)	407,160
57,850		Wolverine World Wide, Inc	1,349,641
		TOTAL LEATHER AND LEATHER PRODUCTS	2,258,077

LEGAL SERVICES - 0.21%
30,500	*	FTI Consulting, Inc	816,485
2,100		Pre-Paid Legal Services, Inc	72,450
		TOTAL LEGAL SERVICES	888,935

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
LUMBER AND WOOD PRODUCTS - 0.63%
107,400	*	Champion Enterprises, Inc	$1,185,696
9,200		Skyline Corp	393,576
17,200		Universal Forest Products, Inc	1,078,956
		TOTAL LUMBER AND WOOD PRODUCTS	2,658,228

METAL MINING - 0.31%
13,300		Cleveland-Cliffs, Inc	1,054,557
52,100	*	Coeur d'Alene Mines Corp	250,601
		TOTAL METAL MINING	1,305,158

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.71%
16,900		Blyth, Inc	311,974
76,000		Callaway Golf Co	987,240
15,061		Charles & Colvard Ltd	158,592
390		Escalade, Inc	5,070
3,110	*	Jakks Pacific, Inc	62,480
4,900		Marine Products Corp	47,677
15,084	*	Shuffle Master, Inc	494,454
36,600		Yankee Candle Co, Inc	915,366
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,982,853

MISCELLANEOUS RETAIL - 0.73%
7,632		Blair Corp	227,052
13,813		Cash America International, Inc	442,016
20,600		Longs Drug Stores Corp	939,772
8,122	*	Nutri/System, Inc	504,620
14,553	*	Petco Animal Supplies, Inc	297,318
10,100	*	Priceline.com, Inc	301,586
14,740	*	Zale Corp	355,087
		TOTAL MISCELLANEOUS RETAIL	3,067,451

MOTION PICTURES - 0.09%
17,066	*	Macrovision Corp	367,260
		TOTAL MOTION PICTURES	367,260

NONDEPOSITORY INSTITUTIONS - 1.02%
12,300	*	Accredited Home Lenders Holding Co	588,063
34,500		Advance America Cash Advance Centers, Inc	605,130
12,482		Ares Capital Corp	211,320
12,054	*	CompuCredit Corp	463,356
22,400		Delta Financial Corp	220,640
28,484		Doral Financial Corp	182,582
7,089	*	Encore Capital Group, Inc	86,982
4,500		Federal Agricultural Mortgage Corp (Class C)	124,650
7,650		Financial Federal Corp	212,747
9,170	*	First Cash Financial Services, Inc	181,108
14,998		MCG Capital Corp	238,468
22,100	*	Ocwen Financial Corp	280,891
6,173		Technology Investment Capital Corp	90,434
7,486	*	United PanAm Financial Corp	227,574
16,200	*	World Acceptance Corp	575,424
		TOTAL NONDEPOSITORY INSTITUTIONS	4,289,369

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
OIL AND GAS EXTRACTION - 2.18%
23,035	*	Atlas America, Inc	$1,032,198
21,900		Cabot Oil & Gas Corp (Class A)	1,073,100
5,918	*	Cheniere Energy, Inc	230,802
12,600		Cimarex Energy Co	541,800
12,100		Delta & Pine Land Co	355,740
24,000	*	Global Industries Ltd	400,800
68,246	*	Grey Wolf, Inc	525,494
24,900	*	Harvest Natural Resources, Inc	337,146
7,000	*	Helix Energy Solutions Group, Inc	282,520
23,417	*	Hercules Offshore, Inc	819,595
5,500	*	Oceaneering International, Inc	252,175
37,700	*	Parker Drilling Co	270,686
500	v*	PetroCorp	0
2,600	*	Petroleum Development Corp	98,020
36,400	*	RAM Energy Resources, Inc	208,208
3,100		RPC, Inc	75,268
21,200		St. Mary Land & Exploration Co	853,300
4,200	*	Stone Energy Corp	195,510
4,300	*	Superior Energy Services	145,770
6,800	*	Swift Energy Co	291,924
5,800	*	Tetra Technologies, Inc	175,682
13,900		Todco	567,815
3,500	*	Veritas DGC, Inc	180,530
6,800		W&T Offshore, Inc	264,452
		TOTAL OIL AND GAS EXTRACTION	9,178,535

PAPER AND ALLIED PRODUCTS - 0.16%
3,900		Greif, Inc (Class A)	292,344
8,900		Longview Fibre Co	169,901
14,000		Rock-Tenn Co (Class A)	223,300
		TOTAL PAPER AND ALLIED PRODUCTS	685,545

PERSONAL SERVICES - 0.07%
9,800		Jackson Hewitt Tax Service, Inc	307,230
		TOTAL PERSONAL SERVICES	307,230

PETROLEUM AND COAL PRODUCTS - 0.72%
33,764		Alon USA Energy, Inc	1,062,553
13,000		Frontier Oil Corp	421,200
16,800	*	Giant Industries, Inc	1,118,040
6,700	*	Headwaters, Inc	171,252
4,900		Holly Corp	236,180
		TOTAL PETROLEUM AND COAL PRODUCTS	3,009,225

PRIMARY METAL INDUSTRIES - 2.24%
29,100	*	AK Steel Holding Corp	402,453
23,800	*	Aleris International, Inc	1,091,230
25,000		Belden CDT, Inc	826,250
4,500		Carpenter Technology Corp	519,750
6,841	*	Century Aluminum Co	244,155
3,900	*	Chaparral Steel Co	280,878
33,800	*	CommScope, Inc	1,061,996
18,700	*	Encore Wire Corp	672,078
12,600	*	General Cable Corp	441,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
11,700	*	Lone Star Technologies, Inc	$632,034
15,374		Matthews International Corp (Class A)	529,942
6,000	*	Maverick Tube Corp	379,140
16,200		Mueller Industries, Inc	535,086
2,700	*	NS Group, Inc	148,716
3,845	*	Oregon Steel Mills, Inc	194,788
11,525		Quanex Corp	496,382
4,800	*	RTI International Metals, Inc	268,032
3,300		Schnitzer Steel Industries, Inc (Class A)	117,084
2,600		Steel Dynamics, Inc	170,924
5,000	*	Superior Essex, Inc	149,650
2,300		Texas Industries, Inc	122,130
7,000		Worthington Industries, Inc	146,650
		TOTAL PRIMARY METAL INDUSTRIES	9,430,348

PRINTING AND PUBLISHING - 1.20%
18,600		Banta Corp	861,738
26,900		Belo (A.H.) Corp Series A	419,640
12,200	*	Consolidated Graphics, Inc	635,132
1,658		CSS Industries, Inc	47,668
11,506		John H Harland Co	500,511
13,000		Journal Register Co	116,480
31,600	*	Playboy Enterprises, Inc (Class B)	315,368
28,400		Reader's Digest Association, Inc (Class A)	396,464
36,700	*	Scholastic Corp	953,099
1,570	*	Triple Crown Media, Inc	13,612
33,200	*	Valassis Communications, Inc	783,188
		TOTAL PRINTING AND PUBLISHING	5,042,900

REAL ESTATE - 0.62%
34,708	*	Alderwoods Group, Inc	675,418
11,100		Jones Lang LaSalle, Inc	971,805
1		Stewart Enterprises, Inc (Class A)	6
19,202	*	Trammell Crow Co	675,334
31,204	*	ZipRealty, Inc	264,610
		TOTAL REAL ESTATE	2,587,173

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.55%
10,700	*	Jarden Corp	325,815
14,915		Schulman (A.), Inc	341,404
49,980		Spartech Corp	1,129,548
10,000		Titan International, Inc	187,100
10,525		Tupperware Corp	207,237
3,600		West Pharmaceutical Services, Inc	130,608
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,321,712

SECURITY AND COMMODITY BROKERS - 1.20%
2,700		Cohen & Steers, Inc	63,720
5,271	*	GFI Group, Inc	284,370
5,800		Greenhill & Co, Inc	352,408
5,700	*	IntercontinentalExchange, Inc	330,258
10,600	*	Investment Technology Group, Inc	539,116
52,554	*	Knight Capital Group, Inc	800,397
33,100	*	LaBranche & Co, Inc	400,841

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
23,600	*	Nasdaq Stock Market, Inc	$705,640
28,000		optionsXpress Holdings, Inc	652,680
8,700	*	Piper Jaffray Cos	532,527
4,300	*	Stifel Financial Corp	151,833
11,500		Waddell & Reed Financial, Inc (Class A)	236,440
		TOTAL SECURITY AND COMMODITY BROKERS	5,050,230

SOCIAL SERVICES - 0.15%
16,100	*	Bright Horizons Family Solutions, Inc	606,809
		TOTAL SOCIAL SERVICES	606,809

SPECIAL TRADE CONTRACTORS - 0.78%
13,202	*	AsiaInfo Holdings, Inc	56,637
4,000		Chemed Corp	218,120
24,900		Comfort Systems USA, Inc	355,821
6,800	*	Dycom Industries, Inc	144,772
35,900	*	EMCOR Group, Inc	1,747,253
44,400	*	Quanta Services, Inc	769,452
		TOTAL SPECIAL TRADE CONTRACTORS	3,292,055

STONE, CLAY, AND GLASS PRODUCTS - 0.25%
13,000	*	Cabot Microelectronics Corp	394,030
13,600		Eagle Materials, Inc	646,000
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,040,030

TEXTILE MILL PRODUCTS - 0.17%
18,500		Oxford Industries, Inc	729,085
		TOTAL TEXTILE MILL PRODUCTS	729,085

TRANSPORTATION BY AIR - 1.20%
164,451	*	ABX Air, Inc	993,284
24,150	*	Airtran Holdings, Inc	358,869
5,700	*	Bristow Group, Inc	205,200
27,200	*	Continental Airlines, Inc (Class B)	810,560
25,080	*	EGL, Inc	1,259,016
12,900	*	ExpressJet Holdings, Inc	89,139
26,111	*	Republic Airways Holdings, Inc	444,409
36,000		Skywest, Inc	892,800
		TOTAL TRANSPORTATION BY AIR	5,053,277

TRANSPORTATION EQUIPMENT - 2.47%
9,300		A.O. Smith Corp	431,148
4,897		Arctic Cat, Inc	95,540
10,350	*	Armor Holdings, Inc	567,491
20,300		ArvinMeritor, Inc	348,957
27,900		Clarcor, Inc	831,141
38,400		Federal Signal Corp	581,376
6,450		Freightcar America, Inc	358,040
16,800		Group 1 Automotive, Inc	946,512
51,000		JLG Industries, Inc	1,147,500
14,584		Kaman Corp (Class A)	265,429
42,500	*	Orbital Sciences Corp	685,950
11,200		Polaris Industries, Inc	484,960
5,200	*	Sequa Corp (Class A)	423,800

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
7,100	*	Tenneco, Inc	$184,600
15,903		Thor Industries, Inc	770,500
8,000		Trinity Industries, Inc	323,200
10,700	*	Triumph Group, Inc	513,600
30,000	*	Visteon Corp	216,300
9,500		Wabash National Corp	145,920
23,300		Westinghouse Air Brake Technologies Corp	871,420
6,800		Winnebago Industries, Inc	211,072
		TOTAL TRANSPORTATION EQUIPMENT	10,404,456

TRANSPORTATION SERVICES - 0.36%
47,096	*	HUB Group, Inc	1,155,265
11,246		Pacer International, Inc	366,395
		TOTAL TRANSPORTATION SERVICES	1,521,660

TRUCKING AND WAREHOUSING - 0.58%
7,701		Arkansas Best Corp	386,667
18,288		Forward Air Corp	744,870
33,300		Heartland Express, Inc	595,737
7,000	*	Old Dominion Freight Line	263,130
2,400	*	P.A.M. Transportation Services, Inc	69,336
11,200	*	SCS Transportation, Inc	308,336
9,400	*	SIRVA, Inc	60,818
		TOTAL TRUCKING AND WAREHOUSING	2,428,894

WATER TRANSPORTATION - 0.15%
5,700	*	Gulfmark Offshore, Inc	147,231
12,600	*	Kirby Corp	497,700
		TOTAL WATER TRANSPORTATION	644,931

WHOLESALE TRADE-DURABLE GOODS - 1.57%
21,054		Agilysys, Inc	378,972
34,100		Applied Industrial Technologies, Inc	828,971
17,000		Barnes Group, Inc	339,150
3,600		BlueLinx Holdings, Inc	46,908
8,800		Building Material Holding Corp	245,256
5,300		Castle (A.M.) & Co	170,925
15,185	*	Digi International, Inc	190,268
15,631	*	Genesis Microchip, Inc	180,694
89,400		IKON Office Solutions, Inc	1,126,440
14,876	*	Insight Enterprises, Inc	283,388
6,300	*	Keystone Automotive Industries, Inc	265,986
15,300		Owens & Minor, Inc	437,580
9,600		Reliance Steel & Aluminum Co	796,320
34,200		Ryerson Tull, Inc	923,400
1,268	*	Strattec Security Corp	63,159
30,800	*	Tyler Technologies, Inc	344,960
		TOTAL WHOLESALE TRADE-DURABLE GOODS	6,622,377

WHOLESALE TRADE-NONDURABLE GOODS - 0.63%
11,829	*	Hain Celestial Group, Inc	304,715
3,537		K-Swiss, Inc (Class A)	94,438
5,000		Myers Industries, Inc	85,950
36,224	*	Performance Food Group Co	1,100,485

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
12,127		Spartan Stores, Inc	$177,418
3,000		The Andersons, Inc	124,830
15,800	*	United Stationers, Inc	779,256
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,667,092

		TOTAL COMMON STOCKS	417,728,324
		(Cost $399,970,479)

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.40%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.40%
$ 1,700,000		Federal Home Loan Bank (FHLB) 4.950%, 07/03/06	1,700,000

		TOTAL SHORT-TERM INVESTMENTS	1,700,000
		(Cost $1,699,540)

		TOTAL PORTFOLIO - 99.62%	419,428,324
		(Cost $401,670,019)

		OTHER ASSETS & LIABILITIES, NET - 0.38%	1,600,544

		NET ASSETS - 100.00%	$421,028,868

	*	Non-income producing
	v	Security valued at fair value

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2006
SHARES		COMPANY	VALUE

COMMON STOCKS - 99.79%

AMUSEMENT AND RECREATION SERVICES - 0.28%
10,932		GTECH Holdings Corp	$380,215
11,709		Harrah's Entertainment, Inc	833,447
6,117	*	Penn National Gaming, Inc	237,217
4,113		Warner Music Group Corp	121,251
1,323		Westwood One, Inc	9,923
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,582,053

APPAREL AND ACCESSORY STORES - 1.03%
7,557		Abercrombie & Fitch Co (Class A)	418,884
9,795		American Eagle Outfitters, Inc	333,422
5,769	*	AnnTaylor Stores Corp	250,259
15,383	*	Chico's FAS, Inc	415,033
8,496		Claire's Stores, Inc	216,733
1,519		Foot Locker, Inc	37,200
24,985		Gap, Inc	434,739
29,646	*	Kohl's Corp	1,752,672
29,303		Limited Brands, Inc	749,864
20,275		Nordstrom, Inc	740,037
12,333		Ross Stores, Inc	345,941
9,624	*	Urban Outfitters, Inc	168,324
		TOTAL APPAREL AND ACCESSORY STORES	5,863,108

APPAREL AND OTHER TEXTILE PRODUCTS - 0.05%
5,249		Polo Ralph Lauren Corp	288,170
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	288,170

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.26%
9,267		Advance Auto Parts	267,816
4,695	*	Autozone, Inc	414,099
9,290	*	Carmax, Inc	329,423
6,027	*	Copart, Inc	148,023
9,488	*	O'Reilly Automotive, Inc	295,931
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,455,292

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.89%
10,801		Fastenal Co	435,172
168,097		Home Depot, Inc	6,016,192
66,640		Lowe's Cos, Inc	4,043,049
6,254		Sherwin-Williams Co	296,940
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	10,791,353

BUSINESS SERVICES - 11.43%
22,954	*	Activision, Inc	261,217
7,370		Acxiom Corp	184,250
51,430	*	Adobe Systems, Inc	1,561,415

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,015	*	Affiliated Computer Services, Inc (Class A)	$207,214
13,279	*	Akamai Technologies, Inc	480,567
6,981	*	Alliance Data Systems Corp	410,622
19,849	*	Autodesk, Inc	683,997
49,512		Automatic Data Processing, Inc	2,245,369
33,460	*	BEA Systems, Inc	437,991
17,927	*	BMC Software, Inc	428,455
3,226		Brink's Co	181,979
5,979		CA, Inc	122,868
20,366	*	Cadence Design Systems, Inc	349,277
11,310		Cendant Corp	184,240
11,371	*	Ceridian Corp	277,907
5,782	*	Cerner Corp	214,570
7,103	*	Checkfree Corp	352,025
7,393	*	ChoicePoint, Inc	308,806
15,647	*	Citrix Systems, Inc	628,071
2,150	*	Clear Channel Outdoor Holdings, Inc	45,064
12,218	*	Cognizant Technology Solutions Corp	823,127
5,093	*	DST Systems, Inc	303,034
100,985	*	eBay, Inc	2,957,851
26,102	*	Electronic Arts, Inc	1,123,430
24,706		Electronic Data Systems Corp	594,426
23,592	*	Emdeon Corp	292,777
9,893		Equifax, Inc	339,726
1,820	*	Expedia, Inc	27,245
3,560	*	F5 Networks, Inc	190,389
3,544		Factset Research Systems, Inc	167,631
4,380		Fair Isaac Corp	159,038
1,784		Fidelity National Information Services, Inc	63,154
65,759		First Data Corp	2,961,785
15,089	*	Fiserv, Inc	684,437
4,405	*	Getty Images, Inc	279,762
17,938	*	Google, Inc (Class A)	7,521,942
12,257		IMS Health, Inc	329,100
36,435	*	Interpublic Group of Cos, Inc	304,232
14,954	*	Intuit, Inc	903,072
10,030	*	Iron Mountain, Inc	374,921
26,162	*	Juniper Networks, Inc	418,330
3,767	*	Kinetic Concepts, Inc	166,313
7,104	*	Lamar Advertising Co	382,621
6,297		Manpower, Inc	406,786
5,267	*	Mastercard, Inc	252,816
12,667	*	McAfee, Inc	307,428
762,367		Microsoft Corp	17,763,151
7,271		MoneyGram International, Inc	246,850
10,426	*	Monster Worldwide, Inc	444,773
8,215	*	NAVTEQ Corp	367,046
3,276	*	NCR Corp	120,033
14,689		Omnicom Group, Inc	1,308,643
341,410	*	Oracle Corp	4,947,031
16,183	*	Red Hat, Inc	378,682
3,805		Reynolds & Reynolds Co (Class A)	116,699
12,906		Robert Half International, Inc	542,052
7,239	*	Salesforce.com, Inc	192,992

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
7,532		ServiceMaster Co	$77,806
26,866	*	Sun Microsystems, Inc	111,494
38,795	*	Symantec Corp	602,874
1,123	*	Synopsys, Inc	21,079
3,330		Total System Services, Inc	64,103
19,755	*	VeriSign, Inc	457,723
41,071		Waste Management, Inc	1,473,627
484	*	WebMD Health Corp	22,893
121,011	*	Yahoo!, Inc	3,993,363
		TOTAL BUSINESS SERVICES	65,154,191

CHEMICALS AND ALLIED PRODUCTS - 9.45%
105,008		Abbott Laboratories	4,579,399
2,260	*	Abraxis BioScience, Inc	53,878
2,207		Air Products & Chemicals, Inc	141,071
1,428		Alberto-Culver Co	69,572
101,297	*	Amgen, Inc	6,607,603
8,097		Avery Dennison Corp	470,112
38,676		Avon Products, Inc	1,198,956
9,244	*	Barr Pharmaceuticals, Inc	440,846
14,363	*	Biogen Idec, Inc	665,438
77,352		Bristol-Myers Squibb Co	2,000,323
2,249		Cabot Corp	77,635
3,504		Celanese Corp (Series A)	71,552
5,180	*	Cephalon, Inc	311,318
1,863	*	Charles River Laboratories International, Inc	68,558
5,705		Church & Dwight Co, Inc	207,776
39,613		Colgate-Palmolive Co	2,372,819
7,482		Dade Behring Holdings, Inc	311,550
63,394		Du Pont (E.I.) de Nemours & Co	2,637,190
16,129		Ecolab, Inc	654,515
63,852		Eli Lilly & Co	3,529,100
11,506		Estee Lauder Cos (Class A)	444,937
28,011	*	Forest Laboratories, Inc	1,083,746
40,093	*	Genentech, Inc	3,279,607
22,360	*	Genzyme Corp	1,365,078
39,086	*	Gilead Sciences, Inc	2,312,328
13,421	*	Hospira, Inc	576,298
5,490	*	Huntsman Corp	95,087
2,778	*	Idexx Laboratories, Inc	208,711
6,260	*	ImClone Systems, Inc	241,886
6,057		International Flavors & Fragrances, Inc	213,449
1,654	*	Invitrogen Corp	109,280
1,440	*	Kos Pharmaceuticals, Inc	54,173
21,484	*	Medimmune, Inc	582,216
57,175		Merck & Co, Inc	2,082,885
14,600	*	Millennium Pharmaceuticals, Inc	145,562
23,240		Monsanto Co	1,956,576
18,030		Mylan Laboratories, Inc	360,600
9,135	*	Nalco Holding Co	161,050
10,018	*	PDL BioPharma, Inc	184,431
1,808		PPG Industries, Inc	119,328
27,752		Praxair, Inc	1,498,608
58,519		Procter & Gamble Co	3,253,656

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,053		Rohm & Haas Co	$102,896
127,225		Schering-Plough Corp	2,421,092
3,023		Scotts Miracle-Gro Co (Class A)	127,933
9,341	*	Sepracor, Inc	533,745
2,473		Sigma-Aldrich Corp	179,639
7,512	*	VCA Antech, Inc	239,858
9,464	*	Vertex Pharmaceuticals, Inc	347,423
70,645		Wyeth	3,137,344
		TOTAL CHEMICALS AND ALLIED PRODUCTS	53,888,633

COAL MINING - 0.52%
12,270		Arch Coal, Inc	519,880
15,740		Consol Energy, Inc	735,373
3,888		Foundation Coal Holdings, Inc	182,464
7,036		Massey Energy Co	253,296
22,745		Peabody Energy Corp	1,268,034
		TOTAL COAL MINING	2,959,047

COMMUNICATIONS - 2.43%
36,050	*	American Tower Corp (Class A)	1,121,876
3,071	*	Avaya, Inc	35,071
9,556		Cablevision Systems Corp (Class A)	204,976
11,470		Citizens Communications Co	149,684
85,294	*	Comcast Corp (Class A)	2,792,526
16,426	*	Crown Castle International Corp	567,354
69,139	*	DIRECTV Group, Inc	1,140,793
17,668	*	EchoStar Communications Corp (Class A)	544,351
5,870		Global Payments, Inc	284,989
6,291	*	IAC/InterActiveCorp	166,649
1,402	*	Leap Wireless International, Inc	66,525
72,790	*	Level 3 Communications, Inc	323,188
14,885	*	Liberty Global, Inc	320,027
46,206	*	Liberty Media Holding Corp (Interactive)	797,516
4,948	*	NeuStar, Inc	166,995
11,826	*	NII Holdings, Inc (Class B)	666,750
8,860	*	SBA Communications Corp	231,600
59,263		Sprint Nextel Corp	1,184,667
5,031		Telephone & Data Systems, Inc	208,283
12,380	*	Univision Communications, Inc (Class A)	414,730
790	*	US Cellular Corp	47,874
54,378	*	Viacom, Inc	1,948,908
2,560	*	West Corp	122,650
22,196	*	XM Satellite Radio Holdings, Inc	325,171
		TOTAL COMMUNICATIONS	13,833,153

DEPOSITORY INSTITUTIONS - 1.46%
2,832		Bank of Hawaii Corp	140,467
2,620		Bank of New York Co, Inc	84,364
15,546		Commerce Bancorp, Inc	554,526
1,949		Cullen/Frost Bankers, Inc	111,678
4,816		East West Bancorp, Inc	182,575
12,576		Golden West Financial Corp	933,139
24,968		Hudson City Bancorp, Inc	332,823
1,225		IndyMac Bancorp, Inc	56,166

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,970		Investors Financial Services Corp	$268,053
31,825		Mellon Financial Corp	1,095,735
17,698		Northern Trust Corp	978,699
5,550		People's Bank	182,318
26,074		State Street Corp	1,514,639
10,870		Synovus Financial Corp	291,099
4,689		TCF Financial Corp	124,024
21,793		Wells Fargo & Co	1,461,874
		TOTAL DEPOSITORY INSTITUTIONS	8,312,179

EATING AND DRINKING PLACES - 0.94%
9,851		Aramark Corp (Class B)	326,167
7,285		Brinker International, Inc	264,446
12,730		Darden Restaurants, Inc	501,562
3,118		OSI Restaurant Partners, Inc	107,883
66,229	*	Starbucks Corp	2,500,807
6,800	*	The Cheesecake Factory, Inc	183,260
2,577	*	Tim Hortons, Inc	66,358
4,092		Wendy's International, Inc	238,523
23,823		Yum! Brands, Inc	1,197,582
		TOTAL EATING AND DRINKING PLACES	5,386,588

EDUCATIONAL SERVICES - 0.22%
11,979	*	Apollo Group, Inc (Class A)	618,955
8,384	*	Career Education Corp	250,598
3,762	*	ITT Educational Services, Inc	247,577
3,156	*	Laureate Education, Inc	134,540
		TOTAL EDUCATIONAL SERVICES	1,251,670

ELECTRIC, GAS, AND SANITARY SERVICES - 2.00%
56,699	*	AES Corp	1,046,097
14,038	*	Allegheny Energy, Inc	520,389
1,226	*	Allied Waste Industries, Inc	13,927
6,628		Aqua America, Inc	151,052
1,513		Constellation Energy Group, Inc	82,489
9,793	*	Covanta Holding Corp	172,846
1,857		DPL, Inc	49,768
53,027		El Paso Corp	795,405
48,239		Exelon Corp	2,741,422
9,149		Kinder Morgan, Inc	913,894
3,444	*	NRG Energy, Inc	165,932
6,511		Questar Corp	524,070
9,605		Republic Services, Inc	387,466
3,804	*	Stericycle, Inc	247,640
39,312		TXU Corp	2,350,464
5,348		Western Gas Resources, Inc	320,078
38,853		Williams Cos, Inc	907,606
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	11,390,545

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.78%
8,911	*	ADC Telecommunications, Inc	150,239
41,589	*	Advanced Micro Devices, Inc	1,015,603
14,808	*	Agere Systems, Inc	217,678
30,847	*	Altera Corp	541,365

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,703		American Power Conversion Corp	$111,151
6,355		Ametek, Inc	301,100
7,699		Amphenol Corp (Class A)	430,836
31,484		Analog Devices, Inc	1,011,896
4,764	*	Avnet, Inc	95,375
1,280		AVX Corp	20,211
39,200	*	Broadcom Corp (Class A)	1,177,960
11,047	*	Ciena Corp	53,136
524,393	*	Cisco Systems, Inc	10,241,395
13,959	*	Comverse Technology, Inc	275,969
5,752	*	Cree, Inc	136,668
10,713	*	Cypress Semiconductor Corp	155,767
2,866	*	Dolby Laboratories, Inc (Class A)	66,778
32,710		Emerson Electric Co	2,741,425
4,256	*	Energizer Holdings, Inc	249,274
5,361	*	Fairchild Semiconductor International, Inc	97,409
15,867	*	Freescale Semiconductor, Inc (Class B)	466,490
5,747		Harman International Industries, Inc	490,621
11,460		Harris Corp	475,705
31,315		Honeywell International, Inc	1,261,995
7,155	*	Integrated Device Technology, Inc	101,458
499,681		Intel Corp	9,468,955
3,506	*	International Rectifier Corp	137,014
5,551		Intersil Corp (Class A)	129,061
140,076	*	JDS Uniphase Corp	354,392
753		L-3 Communications Holdings, Inc	56,791
3,643		Lincoln Electric Holdings, Inc	228,234
26,081		Linear Technology Corp	873,453
24,559	*	LSI Logic Corp	219,803
207,014	*	Lucent Technologies, Inc	500,974
27,552		Maxim Integrated Products, Inc	884,695
11,929	*	MEMC Electronic Materials, Inc	447,338
18,617		Microchip Technology, Inc	624,600
28,950	*	Micron Technology, Inc	435,987
11,803		Molex, Inc	396,227
166,755		Motorola, Inc	3,360,113
29,251		National Semiconductor Corp	697,636
32,137	*	Network Appliance, Inc	1,134,436
4,611	*	Novellus Systems, Inc	113,892
30,700	*	Nvidia Corp	653,603
17,670	*	PMC - Sierra, Inc	166,098
14,270	*	QLogic Corp	246,015
143,986		Qualcomm, Inc	5,769,519
8,874		RadioShack Corp	124,236
6,782	*	Rambus, Inc	154,697
14,695		Rockwell Collins, Inc	821,010
18,280	*	Sanmina-SCI Corp	84,088
4,293	*	Silicon Laboratories, Inc	150,899
120,571	*	Sirius Satellite Radio, Inc	572,712
134,162		Texas Instruments, Inc	4,063,767
5,362	*	Thomas & Betts Corp	275,071
3,140	*	Vishay Intertechnology, Inc	49,392
29,502		Xilinx, Inc	668,220
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	55,750,432

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
ENGINEERING AND MANAGEMENT SERVICES - 1.22%
9,166	*	Amylin Pharmaceuticals, Inc	$452,525
30,064	*	Celgene Corp	1,425,936
3,440		Corporate Executive Board Co	344,688
7,582		Fluor Corp	704,595
4,548	*	Gen-Probe, Inc	245,501
418	*	Hewitt Associates, Inc	9,397
5,032	*	Jacobs Engineering Group, Inc	400,748
20,868		Moody's Corp	1,136,471
28,878		Paychex, Inc	1,125,664
8,810		Pharmaceutical Product Development, Inc	309,407
13,792		Quest Diagnostics, Inc	826,417
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,981,349

FABRICATED METAL PRODUCTS - 0.49%
1,066	*	Alliant Techsystems, Inc	81,389
8,996		Ball Corp	333,212
14,935	*	Crown Holdings, Inc	232,538
42,701		Illinois Tool Works, Inc	2,028,298
3,300		Pentair, Inc	112,827
460		Snap-On, Inc	18,593
		TOTAL FABRICATED METAL PRODUCTS	2,806,857

FOOD AND KINDRED PRODUCTS - 3.60%
42,484		Anheuser-Busch Cos, Inc	1,936,846
2,144	*	Burger King Holdings, Inc	33,768
11,751		Campbell Soup Co	436,080
115,875		Coca-Cola Co	4,984,942
3,045	*	Constellation Brands, Inc (Class A)	76,125
2,747		General Mills, Inc	141,910
16,688		H.J. Heinz Co	687,879
1,303	*	Hansen Natural Corp	248,052
13,621		Hershey Co	750,108
15,684		Kellogg Co	759,576
8,983		McCormick & Co, Inc	301,380
6,097		Pepsi Bottling Group, Inc	196,019
141,951		PepsiCo, Inc	8,522,738
34,354		Sara Lee Corp	550,351
19,703		Wrigley (Wm.) Jr Co	893,728
		TOTAL FOOD AND KINDRED PRODUCTS	20,519,502

FOOD STORES - 0.19%
6,898		Kroger Co	150,790
2,584	*	Panera Bread Co (Class A)	173,748
12,037		Whole Foods Market, Inc	778,072
		TOTAL FOOD STORES	1,102,610

FORESTRY - 0.00%**
604		Rayonier, Inc	22,898
		TOTAL FORESTRY	22,898

FURNITURE AND FIXTURES - 0.34%
2,222		Hillenbrand Industries, Inc	107,767

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,447		HNI Corp	$201,671
9,510		Johnson Controls, Inc	781,912
8,637		Leggett & Platt, Inc	215,752
20,682		Masco Corp	613,014
		TOTAL FURNITURE AND FIXTURES	1,920,116

FURNITURE AND HOMEFURNISHINGS STORES - 0.65%
24,242	*	Bed Bath & Beyond, Inc	804,107
34,597		Best Buy Co, Inc	1,897,299
13,920		Circuit City Stores, Inc	378,902
5,528	*	GameStop Corp	232,176
542	*	Mohawk Industries, Inc	38,130
4,673		Steelcase, Inc (Class A)	76,871
8,518		Williams-Sonoma, Inc	290,038
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	3,717,523

GENERAL BUILDING CONTRACTORS - 0.35%
1,702		Beazer Homes USA, Inc	78,071
4,748		Centex Corp	238,824
14,598		DR Horton, Inc	347,724
3,580		KB Home	164,143
4,967		Lennar Corp (Class A)	220,386
1,479		MDC Holdings, Inc	76,804
400	*	NVR, Inc	196,500
9,005		Pulte Homes, Inc	259,254
1,420		Ryland Group, Inc	61,869
2,167		Standard-Pacific Corp	55,692
2,423	*	Toll Brothers, Inc	61,956
3,735		Walter Industries, Inc	215,323
		TOTAL GENERAL BUILDING CONTRACTORS	1,976,546

GENERAL MERCHANDISE STORES - 3.21%
27,306		Costco Wholesale Corp	1,559,992
25,299		Dollar General Corp	353,680
7,136		Family Dollar Stores, Inc	174,332
3,464		Federated Department Stores, Inc	126,782
20,099		JC Penney Co, Inc	1,356,883
74,589		Target Corp	3,645,164
39,346		TJX Cos, Inc	899,450
211,203		Wal-Mart Stores, Inc	10,173,649
		TOTAL GENERAL MERCHANDISE STORES	18,289,932

HEALTH SERVICES - 2.07%
3,479		AmerisourceBergen Corp	145,840
1,039		Brookdale Senior Living, Inc	46,485
35,045		Caremark Rx, Inc	1,747,694
5,149	*	Community Health Systems, Inc	189,226
4,231	*	Covance, Inc	259,022
13,789	*	Coventry Health Care, Inc	757,568
8,936	*	DaVita, Inc	444,119
5,280	*	Edwards Lifesciences Corp	239,870
10,663	*	Express Scripts, Inc	764,964
33,269		HCA, Inc	1,435,557
5,327		Health Management Associates, Inc (Class A)	104,995

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
10,708	*	Laboratory Corp of America Holdings	$666,359
1,894	*	LifePoint Hospitals, Inc	60,854
8,271	*	Lincare Holdings, Inc	312,975
7,247		Manor Care, Inc	340,029
18,230		McKesson Corp	861,914
16,134	*	Medco Health Solutions, Inc	924,156
3,953	*	Pediatrix Medical Group, Inc	179,071
4,556	*	Sierra Health Services, Inc	205,157
27,502	*	Tenet Healthcare Corp	191,964
1,237	*	Triad Hospitals, Inc	48,960
901		Universal Health Services, Inc (Class B)	45,284
25,184	*	WellPoint, Inc	1,832,640
		TOTAL HEALTH SERVICES	11,804,703

HOLDING AND OTHER INVESTMENT OFFICES - 1.66%
2,736	*	Affiliated Managers Group, Inc	237,731
3,983		Developers Diversified Realty Corp	207,833
888		Essex Property Trust, Inc	99,154
2,371		Federal Realty Investment Trust	165,970
7,938		General Growth Properties, Inc	357,686
1,325		Global Signal, Inc	61,374
102,790		iShares Russell 1000 Growth Index Fund	5,199,118
2,754		Kilroy Realty Corp	198,977
6,163		Macerich Co	432,643
728		Pan Pacific Retail Properties, Inc	50,501
3,827		Public Storage, Inc	290,469
4,067		Shurgard Storage Centers, Inc (Class A)	254,188
10,527		Simon Property Group, Inc	873,109
3,713		SL Green Realty Corp	406,462
2,041		Taubman Centers, Inc	83,477
11,542		United Dominion Realty Trust, Inc	323,291
5,331		Ventas, Inc	180,614
1,196		Weingarten Realty Investors	45,783
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	9,468,380

HOTELS AND OTHER LODGING PLACES - 0.93%
3,687		Boyd Gaming Corp	148,807
2,902		Choice Hotels International, Inc	175,861
33,413		Hilton Hotels Corp	944,920
11,934	*	Las Vegas Sands Corp	929,181
29,833		Marriott International, Inc (Class A)	1,137,234
10,648	*	MGM Mirage	434,438
15,544		Starwood Hotels & Resorts Worldwide, Inc	937,925
4,344		Station Casinos, Inc	295,740
4,265	*	Wynn Resorts Ltd	312,625
		TOTAL HOTELS AND OTHER LODGING PLACES	5,316,731

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.90%
64,763		3M Co	5,230,908
521	*	AGCO Corp	13,713
15,303		American Standard Cos, Inc	662,161
73,166	*	Apple Computer, Inc	4,179,242
134,338		Applied Materials, Inc	2,187,023
5,919		Black & Decker Corp	499,919

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
9,919	*	Cameron International Corp	$473,831
2,254		Carlisle Cos, Inc	178,742
57,688		Caterpillar, Inc	4,296,602
5,046		CDW Corp	275,764
3,165		Cummins, Inc	386,921
198,195	*	Dell, Inc	4,837,940
4,645		Diebold, Inc	188,680
6,694		Donaldson Co, Inc	226,726
15,677		Dover Corp	774,914
2,150	*	Dresser-Rand Group, Inc	50,482
178,518	*	EMC Corp	1,958,342
732	*	Flowserve Corp	41,651
5,914	*	FMC Technologies, Inc	398,958
4,492	*	Gardner Denver, Inc	172,942
5,883		Graco, Inc	270,500
11,278	*	Grant Prideco, Inc	504,691
145,878		Hewlett-Packard Co	4,621,415
4,423		IDEX Corp	208,766
121,059		International Business Machines Corp	9,299,752
29,127		International Game Technology	1,105,078
15,656		Jabil Circuit, Inc	400,794
10,617		Joy Global, Inc	553,040
12,077	*	Lam Research Corp	563,030
6,909	*	Lexmark International, Inc	385,729
5,259		Manitowoc Co, Inc	234,025
1,757		Pall Corp	49,196
4,563		Parker Hannifin Corp	354,089
15,366		Rockwell Automation, Inc	1,106,506
16,744	*	SanDisk Corp	853,609
5,501	*	Scientific Games Corp (Class A)	195,946
18,600		Smith International, Inc	827,142
37,487	*	Solectron Corp	128,206
4,685		Stanley Works	221,226
18,587		Symbol Technologies, Inc	200,554
2,046	*	Terex Corp	201,940
732		Timken Co	24,529
3,753		Toro Co	175,265
11,399	*	Varian Medical Systems, Inc	539,743
3,333	*	VeriFone Holdings, Inc	101,590
19,414	*	Western Digital Corp	384,591
6,406	*	Zebra Technologies Corp (Class A)	218,829
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	50,765,242

INSTRUMENTS AND RELATED PRODUCTS - 6.72%
6,135	*	Advanced Medical Optics, Inc	311,045
36,547	*	Agilent Technologies, Inc	1,153,423
12,846		Allergan, Inc	1,377,862
12,610		Applera Corp (Applied Biosystems Group)	407,934
8,896		Bard (C.R.), Inc	651,721
765		Bausch & Lomb, Inc	37,516
56,251		Baxter International, Inc	2,067,787
4,988		Beckman Coulter, Inc	277,083
21,248		Becton Dickinson & Co	1,298,890
21,131		Biomet, Inc	661,189

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
106,002	*	Boston Scientific Corp	$1,785,074
2,056		Cooper Cos, Inc	91,060
20,402		Danaher Corp	1,312,257
6,786		Dentsply International, Inc	411,232
995		DRS Technologies, Inc	48,506
6,316	*	Fisher Scientific International, Inc	461,384
3,138	*	Intuitive Surgical, Inc	370,190
225,357		Johnson & Johnson	13,503,391
13,492		Kla-Tencor Corp	560,862
103,681		Medtronic, Inc	4,864,713
3,472	*	Mettler-Toledo International, Inc	210,299
4,567	*	Millipore Corp	287,675
4,840		National Instruments Corp	132,616
5,970		PerkinElmer, Inc	124,773
11,121		Pitney Bowes, Inc	459,297
6,482	*	Resmed, Inc	304,330
6,660	*	Respironics, Inc	227,905
7,465		Roper Industries, Inc	348,989
31,013	*	St. Jude Medical, Inc	1,005,441
25,712		Stryker Corp	1,082,732
3,521	*	Techne Corp	179,289
5,046		Tektronix, Inc	148,453
12,590	*	Teradyne, Inc	175,379
4,401	*	Thermo Electron Corp	159,492
4,605	*	Trimble Navigation Ltd	205,567
8,983	*	Waters Corp	398,845
21,314	*	Zimmer Holdings, Inc	1,208,930
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	38,313,131

INSURANCE AGENTS, BROKERS AND SERVICE - 0.06%
9,680		Brown & Brown, Inc	282,850
2,970		Gallagher (Arthur J.) & Co	75,260
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	358,110

INSURANCE CARRIERS - 2.23%
24,260		Aetna, Inc	968,702
42,827		Aflac, Inc	1,985,031
1,007		Ambac Financial Group, Inc	81,668
24,785		American International Group, Inc	1,463,554
1,575		Hanover Insurance Group, Inc	74,750
4,988		HCC Insurance Holdings, Inc	146,847
8,923	*	Health Net, Inc	403,052
14,141	*	Humana, Inc	759,372
195	*	Markel Corp	67,665
3,841	*	Philadelphia Consolidated Holding Co	116,613
1,594		Principal Financial Group	88,706
18,145		Progressive Corp	466,508
6,040		Prudential Financial, Inc	469,308
834		Transatlantic Holdings, Inc	46,621
115,701		UnitedHealth Group, Inc	5,181,091
7,073		W.R. Berkley Corp	241,401
2,804	*	WellCare Health Plans, Inc	137,536
		TOTAL INSURANCE CARRIERS	12,698,425

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
2,277	*	Corrections Corp of America	$120,544
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	120,544

LEATHER AND LEATHER PRODUCTS - 0.17%
33,069	*	Coach, Inc	988,763
		TOTAL LEATHER AND LEATHER PRODUCTS	988,763

METAL MINING - 0.41%
8,705		Freeport-McMoRan Copper & Gold, Inc (Class A)	482,344
34,014		Newmont Mining Corp	1,800,361
582		Southern Copper Corp	51,874
		TOTAL METAL MINING	2,334,579

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.05%
4,320		Fortune Brands, Inc	306,763
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	306,763

MISCELLANEOUS RETAIL - 1.94%
26,990	*	Amazon.com, Inc	1,043,973
1,080		Barnes & Noble, Inc	39,420
5,125	*	Coldwater Creek, Inc	137,145
63,622		CVS Corp	1,953,195
3,068	*	Dick's Sporting Goods, Inc	121,493
972	*	Dollar Tree Stores, Inc	25,758
11,346		Michaels Stores, Inc	467,909
3,382		MSC Industrial Direct Co (Class A)	160,882
2,760	*	Nutri/System, Inc	171,479
24,715	*	Office Depot, Inc	939,170
12,029		Petsmart, Inc	307,942
63,024		Staples, Inc	1,532,744
7,402		Tiffany & Co	244,414
86,775		Walgreen Co	3,890,991
		TOTAL MISCELLANEOUS RETAIL	11,036,515

MOTION PICTURES - 0.93%
7,261	*	Discovery Holding Co (Class A)	106,228
2,187	*	DreamWorks Animation SKG, Inc (Class A)	50,082
134,098		News Corp (Class A)	2,572,000
5,268		Regal Entertainment Group (Class A)	107,046
24,883		Time Warner, Inc	430,476
67,450		Walt Disney Co	2,023,500
		TOTAL MOTION PICTURES	5,289,332

NONDEPOSITORY INSTITUTIONS - 1.64%
92,945		American Express Co	4,946,533
2,911	*	AmeriCredit Corp	81,275
4,346		Capital One Financial Corp	371,366
5,215		CapitalSource, Inc	122,344
2,611		First Marblehead Corp	148,670
30,014		Freddie Mac	1,711,098
1,589	*	Nelnet, Inc	64,434
35,570		SLM Corp	1,882,364
		TOTAL NONDEPOSITORY INSTITUTIONS	9,328,084

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
NONMETALLIC MINERALS, EXCEPT FUELS - 0.16%
4,299		Florida Rock Industries, Inc	$213,531
8,640		Vulcan Materials Co	673,920
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	887,451

OIL AND GAS EXTRACTION - 2.69%
29,348		Baker Hughes, Inc	2,402,134
27,754		BJ Services Co	1,034,114
4,644	*	Cheniere Energy, Inc	181,116
2,057	*	CNX Gas Corp	61,710
10,238	*	Denbury Resources, Inc	324,237
5,116		Diamond Offshore Drilling, Inc	429,386
13,205		ENSCO International, Inc	607,694
9,694		Equitable Resources, Inc	324,749
7,520	*	Global Industries Ltd	125,584
44,267		Halliburton Co	3,285,054
6,577	*	Helix Energy Solutions Group, Inc	265,448
4,512		Helmerich & Payne, Inc	271,893
14,036	*	National Oilwell Varco, Inc	888,760
4,612	*	Oceaneering International, Inc	211,460
14,847		Patterson-UTI Energy, Inc	420,319
6,981	*	Plains Exploration & Production Co	283,010
10,882	*	Pride International, Inc	339,845
5,229	*	Quicksilver Resources, Inc	192,479
11,374		Range Resources Corp	309,259
8,468		Rowan Cos, Inc	301,376
14,458	*	Southwestern Energy Co	450,511
4,903		St. Mary Land & Exploration Co	197,346
6,821	*	Superior Energy Services	231,232
6,093	*	Tetra Technologies, Inc	184,557
3,001		Tidewater, Inc	147,649
5,307		Todco	216,791
4,074	*	Unit Corp	231,770
1,523		W&T Offshore, Inc	59,229
31,285		XTO Energy, Inc	1,384,987
		TOTAL OIL AND GAS EXTRACTION	15,363,699

PAPER AND ALLIED PRODUCTS - 0.28%
22,906		Kimberly-Clark Corp	1,413,300
6,974		Packaging Corp of America	153,567
		TOTAL PAPER AND ALLIED PRODUCTS	1,566,867

PERSONAL SERVICES - 0.23%
12,047		Cintas Corp	478,989
28,204		H&R Block, Inc	672,947
3,430		Weight Watchers International, Inc	140,253
		TOTAL PERSONAL SERVICES	1,292,189

PETROLEUM AND COAL PRODUCTS - 0.57%
9,401		EOG Resources, Inc	651,865
29,620		Exxon Mobil Corp	1,817,187
5,228		Frontier Oil Corp	169,387
4,130		Holly Corp	199,066

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,890		Sunoco, Inc	$408,118
		TOTAL PETROLEUM AND COAL PRODUCTS	3,245,623

PRIMARY METAL INDUSTRIES - 1.05%
29,410		Alcoa, Inc	951,708
8,683		Allegheny Technologies, Inc	601,211
2,028		Carpenter Technology Corp	234,234
133,793	*	Corning, Inc	3,236,453
1,477		Hubbell, Inc (Class B)	70,379
11,607		Precision Castparts Corp	693,634
6,334	*	Titanium Metals Corp	217,763
		TOTAL PRIMARY METAL INDUSTRIES	6,005,382

PRINTING AND PUBLISHING - 0.51%
4,614		Dow Jones & Co, Inc	161,536
5,696	*	Dun & Bradstreet Corp	396,897
7,267		EW Scripps Co	313,498
5,090		Harte-Hanks, Inc	130,508
4,010		John Wiley & Sons, Inc (Class A)	133,132
30,734		McGraw-Hill Cos, Inc	1,543,769
2,665		Meredith Corp	132,024
132		Washington Post Co (Class B)	102,961
		TOTAL PRINTING AND PUBLISHING	2,914,325

RAILROAD TRANSPORTATION - 0.92%
31,326		Burlington Northern Santa Fe Corp	2,482,586
9,306		CSX Corp	655,515
2,330	*	Kansas City Southern Industries, Inc	64,541
19,988		Norfolk Southern Corp	1,063,761
10,536		Union Pacific Corp	979,427
		TOTAL RAILROAD TRANSPORTATION	5,245,830

REAL ESTATE - 0.22%
15,897	*	CB Richard Ellis Group, Inc	395,835
6,004		Forest City Enterprises, Inc (Class A)	299,660
3,077		Jones Lang LaSalle, Inc	269,391
6,401		St. Joe Co	297,903
		TOTAL REAL ESTATE	1,262,789

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.13%
15,245	*	Goodyear Tire & Rubber Co	169,220
2,052	*	Jarden Corp	62,483
14,609		Newell Rubbermaid, Inc	377,350
2,805		Sealed Air Corp	146,084
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	755,137

SECURITY AND COMMODITY BROKERS - 2.72%
1,760		BlackRock, Inc	244,939
4,491	*	Cbot Holdings, Inc	537,079
89,989		Charles Schwab Corp	1,438,024
2,981		Chicago Mercantile Exchange Holdings, Inc	1,464,118
33,853	*	E*Trade Financial Corp	772,525
9,931		Eaton Vance Corp	247,878
7,870		Federated Investors, Inc (Class B)	247,905

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
14,522		Franklin Resources, Inc	$1,260,655
24,773		Goldman Sachs Group, Inc	3,726,602
1,751	*	IntercontinentalExchange, Inc	101,453
3,715	*	Investment Technology Group, Inc	188,945
9,178		Janus Capital Group, Inc	164,286
6,194		Legg Mason, Inc	616,427
5,935		Lehman Brothers Holdings, Inc	386,665
14,323		Merrill Lynch & Co, Inc	996,308
9,821		Morgan Stanley	620,785
8,123	*	Nasdaq Stock Market, Inc	242,878
6,128		Nuveen Investments, Inc	263,810
6,803	*	NYSE Group, Inc	465,869
5,396		SEI Investments Co	263,756
23,017		T Rowe Price Group, Inc	870,273
26,217		TD Ameritrade Holding Corp	388,274
		TOTAL SECURITY AND COMMODITY BROKERS	15,509,454

SPECIAL TRADE CONTRACTORS - 0.01%
4,244	*	Quanta Services, Inc	73,549
		TOTAL SPECIAL TRADE CONTRACTORS	73,549

STONE, CLAY, AND GLASS PRODUCTS - 0.12%
4,325		Eagle Materials, Inc	205,438
11,962		Gentex Corp	167,468
13,177	*	Owens-Illinois, Inc	220,847
1,496	b*	USG Corp	109,103
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	702,856

TOBACCO PRODUCTS - 1.11%
81,434		Altria Group, Inc	5,979,699
7,705		UST, Inc	348,189
		TOTAL TOBACCO PRODUCTS	6,327,888

TRANSPORTATION BY AIR - 0.80%
13,908	*	AMR Corp	353,541
7,529	*	Continental Airlines, Inc (Class B)	224,364
26,209		FedEx Corp	3,062,784
39,973		Southwest Airlines Co	654,358
5,227	*	US Airways Group, Inc	264,173
		TOTAL TRANSPORTATION BY AIR	4,559,220

TRANSPORTATION EQUIPMENT - 3.44%
68,683		Boeing Co	5,625,825
1,523		Brunswick Corp	50,640
9,907		Goodrich Corp	399,153
23,074		Harley-Davidson, Inc	1,266,532
3,603		Harsco Corp	280,890
10,893		ITT Industries, Inc	539,204
9,137		JLG Industries, Inc	205,583
31,461		Lockheed Martin Corp	2,257,012
3,928		Martin Marietta Materials, Inc	358,037
2,137		Northrop Grumman Corp	136,896
6,320		Oshkosh Truck Corp	300,326
8,599		Paccar, Inc	708,386

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
12,123	*	Pactiv Corp	$300,044
18,368		Raytheon Co	818,662
10,164		Textron, Inc	936,918
3,062		Thor Industries, Inc	148,354
6,385		Trinity Industries, Inc	257,954
79,453		United Technologies Corp	5,038,909
		TOTAL TRANSPORTATION EQUIPMENT	19,629,325

TRANSPORTATION SERVICES - 0.33%
14,919		CH Robinson Worldwide, Inc	795,183
18,328		Expeditors International Washington, Inc	1,026,551
2,040		GATX Corp	86,700
		TOTAL TRANSPORTATION SERVICES	1,908,434

TRUCKING AND WAREHOUSING - 0.94%
4,694		Con-way, Inc	271,923
9,713		J.B. Hunt Transport Services, Inc	241,951
5,069		Landstar System, Inc	239,409
2,156	*	Swift Transportation Co, Inc	68,475
55,348		United Parcel Service, Inc (Class B)	4,556,801
		TOTAL TRUCKING AND WAREHOUSING	5,378,559

WATER TRANSPORTATION - 0.03%
4,530	*	Kirby Corp	178,935
		TOTAL WATER TRANSPORTATION	178,935

WHOLESALE TRADE-DURABLE GOODS - 2.83%
1,100	*	Arrow Electronics, Inc	35,420
368		BorgWarner, Inc	23,957
10,152	*	Cytyc Corp	257,455
434,103	d	General Electric Co	14,308,035
4,945		Omnicare, Inc	234,492
12,520	*	Patterson Cos, Inc	437,324
4,589		Pool Corp	200,218
4,708		W.W. Grainger, Inc	354,183
4,151	*	WESCO International, Inc	286,419
		TOTAL WHOLESALE TRADE-DURABLE GOODS	16,137,503

WHOLESALE TRADE-NONDURABLE GOODS - 1.18%
5,438		Airgas, Inc	202,566
5,296		Brown-Forman Corp (Class B)	378,399
35,446		Cardinal Health, Inc	2,280,241
11,374	*	Endo Pharmaceuticals Holdings, Inc	375,115
7,778	*	Henry Schein, Inc	363,466
16,572		Nike, Inc (Class B)	1,342,332
53,127		Sysco Corp	1,623,561
3,084	*	Tractor Supply Co	170,453
631		Valhi, Inc	15,491
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	6,751,624

		TOTAL COMMON STOCKS	569,069,688
		(Cost $541,336,795)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

PRINCIPAL		COMPANY	VALUE
SHORT-TERM INVESTMENTS - 0.55%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.55%
$ 3,110,000		Federal Home Loan Bank (FHLB) 4.950%, 07/03/06	$3,110,000

		TOTAL SHORT-TERM INVESTMENTS	3,110,000
		(Cost $3,109,159)

		TOTAL PORTFOLIO - 100.34%	572,179,688
		(Cost $544,445,954)

		OTHER ASSETS & LIABILITIES, NET - (0.34%)	(1,912,187)

		NET ASSETS - 100.00%	$570,267,501

	*	Non-income producing
	**	Percentage represents less than 0.01%.
	b	In bankruptcy
	d	All or a portion of these securities have been segregated by the custodian to cover margin
		or other requirements on futures contracts.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2006
SHARES		COMPANY	VALUE

COMMON STOCKS - 99.81%

AMUSEMENT AND RECREATION SERVICES - 0.10%
3,890		Harrah's Entertainment, Inc	$276,890
2,624		International Speedway Corp (Class A)	121,675
3,408		Warner Music Group Corp	100,468
		TOTAL AMUSEMENT AND RECREATION SERVICES	499,033

APPAREL AND ACCESSORY STORES - 0.12%
449	*	AnnTaylor Stores Corp	19,478
390		Claire's Stores, Inc	9,949
11,087		Foot Locker, Inc	271,521
19,841		Gap, Inc	345,233
		TOTAL APPAREL AND ACCESSORY STORES	646,181

APPAREL AND OTHER TEXTILE PRODUCTS - 0.21%
8,947		Jones Apparel Group, Inc	284,425
8,606		Liz Claiborne, Inc	318,938
6,988		VF Corp	474,625
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,077,988

AUTO REPAIR, SERVICES AND PARKING - 0.06%
4,898		Ryder System, Inc	286,190
		TOTAL AUTO REPAIR, SERVICES AND PARKING	286,190

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.06%
11,662	*	Autonation, Inc	250,033
3,905		United Auto Group, Inc	83,372
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	333,405

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.12%
12,908		Home Depot, Inc	461,977
3,549		Sherwin-Williams Co	168,507
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	630,484

BUSINESS SERVICES - 1.58%
5,286	*	Affiliated Computer Services, Inc (Class A)	272,811
1,128		Brink's Co	63,631
30,891		CA, Inc	634,810
3,648	*	Cadence Design Systems, Inc	62,563
69,204		Cendant Corp	1,127,333
1,225	*	Ceridian Corp	29,939
1,070	*	Clear Channel Outdoor Holdings, Inc	22,427
14,942	*	Computer Sciences Corp	723,791
30,786	*	Compuware Corp	206,266
10,823	*	Convergys Corp	211,050
18,293		Electronic Data Systems Corp	440,130
1,136		Equifax, Inc	39,010

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
16,820	*	Expedia, Inc	$251,795
1,269		Fair Isaac Corp	46,077
5,950		Fidelity National Information Services, Inc	210,630
4,579		IMS Health, Inc	122,946
20,970	*	Juniper Networks, Inc	335,310
1,010		Manpower, Inc	65,246
11,007	*	NCR Corp	403,297
29,614	*	Novell, Inc	196,341
1,232		Reynolds & Reynolds Co (Class A)	37,785
16,311		ServiceMaster Co	168,493
256,521	*	Sun Microsystems, Inc	1,064,562
47,508	*	Symantec Corp	738,274
9,255	*	Synopsys, Inc	173,716
1,314	*	Take-Two Interactive Software, Inc	14,007
25,832	*	Unisys Corp	162,225
5,184	*	United Rentals, Inc	165,784
1,223	*	VeriSign, Inc	28,337
4,822		Waste Management, Inc	173,013
		TOTAL BUSINESS SERVICES	8,191,599

CHEMICALS AND ALLIED PRODUCTS - 9.18%
24,391		Abbott Laboratories	1,063,691
16,180		Air Products & Chemicals, Inc	1,034,226
3,160		Albemarle Corp	151,301
4,924		Alberto-Culver Co	239,897
13,951	*	Biogen Idec, Inc	646,350
85,626		Bristol-Myers Squibb Co	2,214,288
3,035		Cabot Corp	104,768
3,709		Celanese Corp (Series A)	75,738
4,052	*	Charles River Laboratories International, Inc	149,114
19,304		Chemtura Corp	180,299
12,076		Clorox Co	736,274
4,323		Colgate-Palmolive Co	258,948
2,999		Cytec Industries, Inc	160,926
77,175		Dow Chemical Co	3,012,140
14,756		Du Pont (E.I.) de Nemours & Co	613,850
6,251		Eastman Chemical Co	337,554
19,271		Eli Lilly & Co	1,065,108
2,837		FMC Corp	182,674
2,102	*	Huntsman Corp	36,407
2,346		International Flavors & Fragrances, Inc	82,673
2,715	*	Invitrogen Corp	179,380
19,377	*	King Pharmaceuticals, Inc	329,409
5,055		Lubrizol Corp	201,442
17,354		Lyondell Chemical Co	393,242
121,868		Merck & Co, Inc	4,439,651
11,242	*	Millennium Pharmaceuticals, Inc	112,083
10,295	*	Mosaic Co	161,117
588,668		Pfizer, Inc	13,816,038
11,642		PPG Industries, Inc	768,372
209,074		Procter & Gamble Co	11,624,514
10,987		Rohm & Haas Co	550,668
9,231		RPM International, Inc	166,158
958		Scotts Miracle-Gro Co (Class A)	40,543

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,093		Sigma-Aldrich Corp	$224,675
335		Tronox, Inc	4,412
7,634		Valspar Corp	201,614
7,983	*	Watson Pharmaceuticals, Inc	185,844
1,082		Westlake Chemical Corp	32,244
42,089		Wyeth	1,869,172
		TOTAL CHEMICALS AND ALLIED PRODUCTS	47,646,804

COMMUNICATIONS - 7.31%
31,261		Alltel Corp	1,995,390
312,271		AT&T, Inc	8,709,238
34,180	*	Avaya, Inc	390,336
145,295		BellSouth Corp	5,259,679
8,594		Cablevision Systems Corp (Class A)	184,341
54,003		CBS Corp	1,460,781
9,726		CenturyTel, Inc	361,321
15,365		Citizens Communications Co	200,513
40,438		Clear Channel Communications, Inc	1,251,556
77,510	*	Comcast Corp (Class A)	2,537,677
1,907	*	Crown Castle International Corp	65,868
11,949	*	Embarq Corp	489,820
2,240		Hearst-Argyle Television, Inc	49,414
9,119	*	IAC/InterActiveCorp	241,562
2,163	*	Leap Wireless International, Inc	102,634
23,464	*	Liberty Global, Inc	504,476
11,287	*	Liberty Media Holding Corp (Capital)	945,512
13,212	*	Liberty Media Holding Corp (Interactive)	228,039
5,449		PanAmSat Holding Corp	136,116
126,986	*	Qwest Communications International, Inc	1,027,317
177,446		Sprint Nextel Corp	3,547,146
4,066		Telephone & Data Systems, Inc	168,333
5,479	*	Univision Communications, Inc (Class A)	183,547
687	*	US Cellular Corp	41,632
234,319		Verizon Communications, Inc	7,847,343
		TOTAL COMMUNICATIONS	37,929,591

DEPOSITORY INSTITUTIONS - 18.96%
28,391		AmSouth Bancorp	750,942
10,604		Associated Banc-Corp	334,344
7,639		Astoria Financial Corp	232,608
6,377		Bancorpsouth, Inc	173,773
366,556		Bank of America Corp	17,631,344
1,522		Bank of Hawaii Corp	75,491
57,548		Bank of New York Co, Inc	1,853,046
43,907		BB&T Corp	1,826,092
1,612		BOK Financial Corp	80,068
1,639		Capitol Federal Financial	56,201
399,410		Citigroup, Inc	19,267,538
3,158		City National Corp	205,554
12,412		Colonial Bancgroup, Inc	318,740
13,410		Comerica, Inc	697,186
5,370		Commerce Bancshares, Inc	268,769
10,127		Compass Bancshares, Inc	563,061
2,708		Cullen/Frost Bankers, Inc	155,168

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
38,365		Fifth Third Bancorp	$1,417,587
482		First Citizens Bancshares, Inc (Class A)	96,641
10,141		First Horizon National Corp	407,668
13,957		Fulton Financial Corp	222,196
9,511		Golden West Financial Corp	705,716
23,371		Hudson City Bancorp, Inc	311,535
19,847		Huntington Bancshares, Inc	467,992
4,072		IndyMac Bancorp, Inc	186,701
279,048		JPMorgan Chase & Co	11,720,016
32,414		Keycorp	1,156,532
6,097		M&T Bank Corp	718,958
20,342		Marshall & Ilsley Corp	930,443
3,609		Mellon Financial Corp	124,258
9,486		Mercantile Bankshares Corp	338,366
45,789		National City Corp	1,657,104
22,951		New York Community Bancorp, Inc	378,921
37,278		North Fork Bancorporation, Inc	1,124,677
1,034		Northern Trust Corp	57,180
23,752		PNC Financial Services Group, Inc	1,666,678
22,214		Popular, Inc	426,509
36,125		Regions Financial Corp	1,196,460
7,494		Sky Financial Group, Inc	176,933
5,809		South Financial Group, Inc	153,416
29,178		Sovereign Bancorp, Inc	592,605
1,742		State Street Corp	101,193
29,170		SunTrust Banks, Inc	2,224,504
12,095		Synovus Financial Corp	323,904
6,572		TCF Financial Corp	173,829
8,618		TD Banknorth, Inc	253,800
4,531		UnionBanCal Corp	292,657
142,809		US Bancorp	4,409,942
8,342		Valley National Bancorp	214,473
129,173		Wachovia Corp	6,985,676
7,494		Washington Federal, Inc	173,786
77,266		Washington Mutual, Inc	3,521,784
4,428		Webster Financial Corp	210,064
114,596		Wells Fargo & Co	7,687,100
5,031		Whitney Holding Corp	177,947
5,429		Wilmington Trust Corp	228,995
8,325		Zions Bancorporation	648,851
		TOTAL DEPOSITORY INSTITUTIONS	98,353,522

EATING AND DRINKING PLACES - 0.73%
100,062		McDonald's Corp	3,362,083
2,481		OSI Restaurant Partners, Inc	85,843
5,546		Wendy's International, Inc	323,276
		TOTAL EATING AND DRINKING PLACES	3,771,202

EDUCATIONAL SERVICES - 0.00%**
532	*	Laureate Education, Inc	22,679
		TOTAL EDUCATIONAL SERVICES	22,679

ELECTRIC, GAS, AND SANITARY SERVICES - 6.21%
6,525		AGL Resources, Inc	248,733

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
9,435		Alliant Energy Corp	$323,621
18,920	*	Allied Waste Industries, Inc	214,931
16,461		Ameren Corp	831,281
31,656		American Electric Power Co, Inc	1,084,218
4,313		Aqua America, Inc	98,293
6,851		Atmos Energy Corp	191,211
23,811		Centerpoint Energy, Inc	297,638
16,632	*	CMS Energy Corp	215,218
19,459		Consolidated Edison, Inc	864,758
12,590		Constellation Energy Group, Inc	686,407
27,912		Dominion Resources, Inc	2,087,538
8,174		DPL, Inc	219,063
13,757		DTE Energy Co	560,460
99,320		Duke Energy Corp	2,917,028
26,034	*	Dynegy, Inc (Class A)	142,406
26,172		Edison International	1,020,708
3,435		El Paso Corp	51,525
5,800		Energen Corp	222,778
11,845		Energy East Corp	283,451
16,581		Entergy Corp	1,173,106
8,298		Exelon Corp	471,575
26,483		FirstEnergy Corp	1,435,643
32,456		FPL Group, Inc	1,343,029
6,077		Great Plains Energy, Inc	169,305
6,181		Hawaiian Electric Industries, Inc	172,512
13,822		KeySpan Corp	558,409
9,291		MDU Resources Group, Inc	340,144
24,099	*	Mirant Corp	645,853
6,750		National Fuel Gas Co	237,195
21,999		NiSource, Inc	480,458
12,333		Northeast Utilities	254,923
7,722	*	NRG Energy, Inc	372,046
8,732		NSTAR	249,735
6,885		OGE Energy Corp	241,182
8,809		Oneok, Inc	299,858
15,278		Pepco Holdings, Inc	360,255
27,866		PG&E Corp	1,094,576
8,287		Pinnacle West Capital Corp	330,734
30,573		PPL Corp	987,508
20,277		Progress Energy, Inc	869,275
20,189		Public Service Enterprise Group, Inc	1,334,897
9,070		Puget Energy, Inc	194,824
793		Questar Corp	63,829
23,481	*	Reliant Energy, Inc	281,302
557		Republic Services, Inc	22,469
9,074		SCANA Corp	350,075
20,813		Sempra Energy	946,575
16,124	*	Sierra Pacific Resources	225,736
59,612		Southern Co	1,910,565
8,010		Southern Union Co	216,751
16,357		TECO Energy, Inc	244,374
7,664		UGI Corp	188,688
6,077		Vectren Corp	165,598
304		Western Gas Resources, Inc	18,194

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
11,498		Williams Cos, Inc	$268,593
9,396		Wisconsin Energy Corp	378,659
3,314		WPS Resources Corp	164,374
32,147		Xcel Energy, Inc	616,579
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	32,240,669

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.46%
1,097	*	ADC Telecommunications, Inc	18,495
8,396		American Power Conversion Corp	163,638
34,479	*	Atmel Corp	191,359
5,539	*	Avnet, Inc	110,891
2,599		AVX Corp	41,038
36,384	*	Ciena Corp	175,007
3,181	*	Comverse Technology, Inc	62,888
2,047		Emerson Electric Co	171,559
1,002	*	Energizer Holdings, Inc	58,687
4,741	*	Fairchild Semiconductor International, Inc	86,144
17,601	*	Freescale Semiconductor, Inc (Class B)	517,469
36,382		Honeywell International, Inc	1,466,195
8,963	*	Integrated Device Technology, Inc	127,095
2,584	*	International Rectifier Corp	100,983
6,494		Intersil Corp (Class A)	150,986
9,082		L-3 Communications Holdings, Inc	684,964
8,934	*	LSI Logic Corp	79,959
166,375	*	Lucent Technologies, Inc	402,628
31,669	*	Micron Technology, Inc	476,935
42,463		Motorola, Inc	855,630
5,272	*	Novellus Systems, Inc	130,218
2,556		RadioShack Corp	35,784
21,827	*	Sanmina-SCI Corp	100,404
2,910	*	Spansion, Inc	46,385
1,027	*	Spectrum Brands, Inc	13,269
3,237		Teleflex, Inc	174,863
35,896	*	Tellabs, Inc	477,776
10,774	*	Vishay Intertechnology, Inc	169,475
5,860		Whirlpool Corp	484,329
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	7,575,053

ENGINEERING AND MANAGEMENT SERVICES - 0.08%
3,841	*	Hewitt Associates, Inc	86,346
6,449	*	Shaw Group, Inc	179,282
3,880	*	URS Corp	162,960
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	428,588

FABRICATED METAL PRODUCTS - 0.18%
1,831	*	Alliant Techsystems, Inc	139,797
9,658		Commercial Metals Co	248,210
4,263		Crane Co	177,341
5,079		Pentair, Inc	173,651
4,311		Snap-On, Inc	174,251
		TOTAL FABRICATED METAL PRODUCTS	913,250

FOOD AND KINDRED PRODUCTS - 2.58%
22,384		Anheuser-Busch Cos, Inc	1,020,487

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
52,564		Archer Daniels Midland Co	$2,169,842
8,480		Campbell Soup Co	314,693
55,334		Coca-Cola Co	2,380,469
23,424		Coca-Cola Enterprises, Inc	477,147
41,643		ConAgra Foods, Inc	920,727
13,109	*	Constellation Brands, Inc (Class A)	327,725
5,959		Corn Products International, Inc	182,345
15,851		Del Monte Foods Co	178,007
25,278		General Mills, Inc	1,305,861
11,626		H.J. Heinz Co	479,224
1,704		Hershey Co	93,839
5,539		Hormel Foods Corp	205,718
4,659		J.M. Smucker Co	208,257
5,181		Kellogg Co	250,916
16,946		Kraft Foods, Inc (Class A)	523,631
2,308		McCormick & Co, Inc	77,433
3,732		Molson Coors Brewing Co (Class B)	253,328
5,350		Pepsi Bottling Group, Inc	172,003
5,143		PepsiAmericas, Inc	113,712
6,682		Reynolds American, Inc	770,435
28,993		Sara Lee Corp	464,468
7,935	*	Smithfield Foods, Inc	228,766
18,606		Tyson Foods, Inc (Class A)	276,485
		TOTAL FOOD AND KINDRED PRODUCTS	13,395,518

FOOD STORES - 0.31%
50,819		Kroger Co	1,110,903
15,972		Supervalu, Inc	490,341
		TOTAL FOOD STORES	1,601,244

FORESTRY - 0.28%
5,500		Rayonier, Inc	208,505
19,756		Weyerhaeuser Co	1,229,811
		TOTAL FORESTRY	1,438,316

FURNITURE AND FIXTURES - 0.24%
2,653		Hillenbrand Industries, Inc	128,671
6,765		Johnson Controls, Inc	556,218
6,656		Leggett & Platt, Inc	166,267
12,570		Masco Corp	372,575
		TOTAL FURNITURE AND FIXTURES	1,223,731

FURNITURE AND HOMEFURNISHINGS STORES - 0.06%
1,261		Circuit City Stores, Inc	34,324
3,770	*	Mohawk Industries, Inc	265,220
1,410		Steelcase, Inc (Class A)	23,194
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	322,738

GENERAL BUILDING CONTRACTORS - 0.35%
1,990		Beazer Homes USA, Inc	91,281
5,309		Centex Corp	267,043
11,596		DR Horton, Inc	276,217
3,132		KB Home	143,602
6,545		Lennar Corp (Class A)	290,402

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
260		Lennar Corp (Class B)	$10,605
1,544		MDC Holdings, Inc	80,180
8,632		Pulte Homes, Inc	248,515
2,336		Ryland Group, Inc	101,780
3,315		Standard-Pacific Corp	85,195
8,384	*	Toll Brothers, Inc	214,379
		TOTAL GENERAL BUILDING CONTRACTORS	1,809,199

GENERAL MERCHANDISE STORES - 0.55%
5,432	*	BJ's Wholesale Club, Inc	153,997
12,194		Costco Wholesale Corp	696,643
5,025		Dillard's, Inc (Class A)	160,046
1,687		Dollar General Corp	23,585
5,805		Family Dollar Stores, Inc	141,816
40,610		Federated Department Stores, Inc	1,486,326
10,913		Saks, Inc	176,463
		TOTAL GENERAL MERCHANDISE STORES	2,838,876

HEALTH SERVICES - 1.06%
13,606		AmerisourceBergen Corp	570,363
2,775		Caremark Rx, Inc	138,389
9,410		Cigna Corp	926,979
3,083	*	Community Health Systems, Inc	113,300
14,361		Health Management Associates, Inc (Class A)	283,055
3,000	*	LifePoint Hospitals, Inc	96,390
7,393		McKesson Corp	349,541
9,327	*	Medco Health Solutions, Inc	534,251
12,236	*	Tenet Healthcare Corp	85,407
5,867	*	Triad Hospitals, Inc	232,216
2,830		Universal Health Services, Inc (Class B)	142,236
27,637	*	WellPoint, Inc	2,011,145
		TOTAL HEALTH SERVICES	5,483,272

HOLDING AND OTHER INVESTMENT OFFICES - 5.54%
11,230		Allied Capital Corp	323,087
7,070		AMB Property Corp	357,389
11,901		Annaly Mortgage Management, Inc	152,452
7,503		Apartment Investment & Management Co (Class A)	326,005
17,168		Archstone-Smith Trust	873,336
5,975		AvalonBay Communities, Inc	660,955
9,171		Boston Properties, Inc	829,058
7,303		Brandywine Realty Trust	234,938
4,349		BRE Properties, Inc (Class A)	239,195
4,528		Camden Property Trust	333,034
4,725		CarrAmerica Realty Corp	210,499
5,162		CBL & Associates Properties, Inc	200,957
3,655		Colonial Properties Trust	180,557
5,089		Developers Diversified Realty Corp	265,544
10,888		Duke Realty Corp	382,713
29,416		Equity Office Properties Trust	1,073,978
23,395		Equity Residential	1,046,458
1,045		Essex Property Trust, Inc	116,685
2,090		Federal Realty Investment Trust	146,300
6,721		General Growth Properties, Inc	302,848

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
10,608		Health Care Property Investors, Inc	$283,658
4,989		Health Care REIT, Inc	174,366
5,296		Hospitality Properties Trust	232,600
41,590		Host Marriott Corp	909,573
18,421		HRPT Properties Trust	212,947
153,800		iShares Russell 1000 Value Index Fund	11,245,856
9,288		iStar Financial, Inc	350,622
16,996		Kimco Realty Corp	620,184
6,786		Liberty Property Trust	299,941
5,009		Mack-Cali Realty Corp	230,013
3,617		New Century Financial Corp	165,478
7,818		New Plan Excel Realty Trust	193,026
20,040		NTL, Inc	498,996
2,639		Pan Pacific Retail Properties, Inc	183,067
14,777		Plum Creek Timber Co, Inc	524,583
19,640		Prologis	1,023,637
3,654		Public Storage, Inc	277,339
6,146		Reckson Associates Realty Corp	254,321
5,146		Regency Centers Corp	319,824
7,920		Simon Property Group, Inc	656,885
1,954		Taubman Centers, Inc	79,919
8,742		Thornburg Mortgage, Inc	243,640
7,894		Trizec Properties, Inc	226,084
3,370		Ventas, Inc	114,176
9,791		Vornado Realty Trust	955,112
4,881		Weingarten Realty Investors	186,845
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	28,718,680

HOTELS AND OTHER LODGING PLACES - 0.03%
2,917		Starwood Hotels & Resorts Worldwide, Inc	176,012
		TOTAL HOTELS AND OTHER LODGING PLACES	176,012

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.76%
6,783	*	AGCO Corp	178,529
504		Black & Decker Corp	42,568
372		Carlisle Cos, Inc	29,500
685		Cummins, Inc	83,741
18,833		Deere & Co	1,572,367
1,068		Diebold, Inc	43,382
1,748		Dover Corp	86,404
390	*	Dresser-Rand Group, Inc	9,157
12,050		Eaton Corp	908,570
22,967	*	EMC Corp	251,948
3,853	*	Flowserve Corp	219,236
88,715		Hewlett-Packard Co	2,810,491
11,336		International Business Machines Corp	870,832
3,181		Kennametal, Inc	198,017
4,836		Lennox International, Inc	128,057
2,004	*	Lexmark International, Inc	111,883
8,701		Pall Corp	243,628
5,362		Parker Hannifin Corp	416,091
36,427	*	Solectron Corp	124,580
4,806		SPX Corp	268,896
2,026		Stanley Works	95,668

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,158		Symbol Technologies, Inc	$34,075
2,119	*	Terex Corp	209,145
6,240		Timken Co	209,102
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,145,867

INSTRUMENTS AND RELATED PRODUCTS - 0.95%
2,917		Applera Corp (Applied Biosystems Group)	94,365
3,601		Bausch & Lomb, Inc	176,593
1,775		Cooper Cos, Inc	78,615
2,220		DRS Technologies, Inc	108,225
22,393		Eastman Kodak Co	532,505
4,067	*	Fisher Scientific International, Inc	297,094
27,117		Johnson & Johnson	1,624,851
3,370		Kla-Tencor Corp	140,091
4,381		PerkinElmer, Inc	91,563
7,425		Pitney Bowes, Inc	306,653
1,948		Tektronix, Inc	57,310
4,606	*	Teradyne, Inc	64,162
9,209	*	Thermo Electron Corp	333,734
74,788	*	Xerox Corp	1,040,301
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,946,062

INSURANCE AGENTS, BROKERS AND SERVICE - 0.82%
25,599		AON Corp	891,357
5,414		Gallagher (Arthur J.) & Co	137,191
24,354		Hartford Financial Services Group, Inc	2,060,349
44,151		Marsh & McLennan Cos, Inc	1,187,220
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,276,117

INSURANCE CARRIERS - 7.21%
22,858		Aetna, Inc	912,720
420	*	Alleghany Corp	116,071
51,055		Allstate Corp	2,794,240
7,773		Ambac Financial Group, Inc	630,390
4,209		American Financial Group, Inc	180,566
153,740		American International Group, Inc	9,078,347
1,139		American National Insurance Co	147,751
3,422		AmerUs Group Co	200,358
10,362		Assurant, Inc	501,521
33,331		Chubb Corp	1,663,217
12,567		Cincinnati Financial Corp	590,775
1,647	*	CNA Financial Corp	54,285
11,200	*	Conseco, Inc	258,720
4,317		Erie Indemnity Co (Class A)	224,484
14,001		Fidelity National Financial, Inc	545,339
2,723		Fidelity National Title Group, Inc	53,561
6,872		First American Corp	290,479
36,642		Genworth Financial, Inc	1,276,607
2,606		Hanover Insurance Group, Inc	123,681
4,064		HCC Insurance Holdings, Inc	119,644
749	*	Health Net, Inc	33,832
12,608		Leucadia National Corp	368,028
22,536		Lincoln National Corp	1,271,932
35,614		Loews Corp	1,262,516

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
635	*	Markel Corp	$220,345
10,761		MBIA, Inc	630,057
2,274		Mercury General Corp	128,185
37,181		Metlife, Inc	1,904,039
7,253		MGIC Investment Corp	471,445
3,957		Nationwide Financial Services, Inc (Class A)	174,425
17,830		Old Republic International Corp	381,027
1,143	*	Philadelphia Consolidated Holding Co	34,701
6,806		PMI Group, Inc	303,411
20,804		Principal Financial Group	1,157,743
45,903		Progressive Corp	1,180,166
5,657		Protective Life Corp	263,729
33,897		Prudential Financial, Inc	2,633,797
6,817		Radian Group, Inc	421,154
2,591		Reinsurance Group Of America, Inc	127,348
9,483		Safeco Corp	534,367
55,913		St. Paul Travelers Cos, Inc	2,492,602
4,168		Stancorp Financial Group, Inc	212,193
8,371		Torchmark Corp	508,287
1,412		Transatlantic Holdings, Inc	78,931
3,808		Unitrin, Inc	165,991
23,184		UnumProvident Corp	420,326
5,966		W.R. Berkley Corp	203,620
116		Wesco Financial Corp	44,196
		TOTAL INSURANCE CARRIERS	37,391,149

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
1,093	*	Corrections Corp of America	57,863
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	57,863

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.04%
8,021		Laidlaw International, Inc	202,129
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	202,129

LUMBER AND WOOD PRODUCTS - 0.04%
8,218		Louisiana-Pacific Corp	179,974
		TOTAL LUMBER AND WOOD PRODUCTS	179,974

METAL MINING - 0.35%
6,992		Freeport-McMoRan Copper & Gold, Inc (Class A)	387,426
1,818		Newmont Mining Corp	96,227
16,374		Phelps Dodge Corp	1,345,288
		TOTAL METAL MINING	1,828,941

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.25%
7,744		Fortune Brands, Inc	549,902
13,819		Hasbro, Inc	250,262
31,302		Mattel, Inc	516,796
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,316,960

MISCELLANEOUS RETAIL - 0.40%
2,665		Barnes & Noble, Inc	97,273
6,240		CVS Corp	191,568
7,585	*	Dollar Tree Stores, Inc	201,002

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,339		OfficeMax, Inc	$217,564
39,508	*	Rite Aid Corp	167,514
6,844	*	Sears Holdings Corp	1,059,725
4,566		Tiffany & Co	150,769
		TOTAL MISCELLANEOUS RETAIL	2,085,415

MOTION PICTURES - 1.97%
390	*	Avid Technology, Inc	12,999
16,115	*	Discovery Holding Co (Class A)	235,762
1,205	*	DreamWorks Animation SKG, Inc (Class A)	27,594
59,560		News Corp (Class A)	1,142,361
313,829		Time Warner, Inc	5,429,242
113,042		Walt Disney Co	3,391,260
		TOTAL MOTION PICTURES	10,239,218

NONDEPOSITORY INSTITUTIONS - 2.00%
10,142		American Capital Strategies Ltd	339,554
7,981	*	AmeriCredit Corp	222,830
20,281		Capital One Financial Corp	1,733,011
2,012		CapitalSource, Inc	47,202
15,610		CIT Group, Inc	816,247
48,766		Countrywide Financial Corp	1,857,009
77,945		Fannie Mae	3,749,155
27,518		Freddie Mac	1,568,801
322		Student Loan Corp	65,044
		TOTAL NONDEPOSITORY INSTITUTIONS	10,398,853

OIL AND GAS EXTRACTION - 1.82%
36,604		Anadarko Petroleum Corp	1,745,645
26,543		Apache Corp	1,811,560
3,927		Cabot Oil & Gas Corp (Class A)	192,423
27,244		Chesapeake Energy Corp	824,131
6,619		Cimarex Energy Co	284,617
35,341		Devon Energy Corp	2,134,950
836		Equitable Resources, Inc	28,006
4,083	*	Forest Oil Corp	135,392
930	*	National Oilwell Varco, Inc	58,888
10,333	*	Newfield Exploration Co	505,697
14,233		Noble Energy, Inc	666,958
10,384		Pioneer Natural Resources Co	481,921
4,614		Pogo Producing Co	212,705
2,426	*	Pride International, Inc	75,764
626		Rowan Cos, Inc	22,279
1,810	*	SEACOR Holdings, Inc	148,601
2,043		Tidewater, Inc	100,516
155	*	Unit Corp	8,818
		TOTAL OIL AND GAS EXTRACTION	9,438,871

PAPER AND ALLIED PRODUCTS - 0.72%
8,563		Bemis Co	262,199
39,560		International Paper Co	1,277,788
15,539		Kimberly-Clark Corp	958,756
14,493		MeadWestvaco Corp	404,790
19,573	*	Smurfit-Stone Container Corp	214,129

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,765		Sonoco Products Co	$245,762
8,579		Temple-Inland, Inc	367,782
		TOTAL PAPER AND ALLIED PRODUCTS	3,731,206

PERSONAL SERVICES - 0.04%
23,383		Service Corp International	190,338
		TOTAL PERSONAL SERVICES	190,338

PETROLEUM AND COAL PRODUCTS - 12.00%
5,119		Ashland, Inc	341,437
178,054		Chevron Corp	11,050,031
132,590		ConocoPhillips	8,688,623
10,700		EOG Resources, Inc	741,938
458,479		Exxon Mobil Corp	28,127,687
4,204		Frontier Oil Corp	136,210
19,443		Hess Corp	1,027,563
18,236		Kerr-McGee Corp	1,264,667
29,111		Marathon Oil Corp	2,424,946
14,995		Murphy Oil Corp	837,621
34,397		Occidental Petroleum Corp	3,527,412
5,301		Sunoco, Inc	367,306
5,511		Tesoro Corp	409,798
49,445		Valero Energy Corp	3,289,081
		TOTAL PETROLEUM AND COAL PRODUCTS	62,234,320

PRIMARY METAL INDUSTRIES - 0.73%
42,178		Alcoa, Inc	1,364,880
3,552		Hubbell, Inc (Class B)	169,253
24,936		Nucor Corp	1,352,778
3,909		Steel Dynamics, Inc	256,978
8,920		United States Steel Corp	625,470
		TOTAL PRIMARY METAL INDUSTRIES	3,769,359

PRINTING AND PUBLISHING - 0.61%
19,419		Gannett Co, Inc	1,086,105
4,269		McClatchy Co (Class A)	171,272
10,886		New York Times Co (Class A)	267,143
4,120		R.H. Donnelley Corp	222,768
17,364		R.R. Donnelley & Sons Co	554,780
18,466		Tribune Co	598,852
359		Washington Post Co (Class B)	280,024
		TOTAL PRINTING AND PUBLISHING	3,180,944

RAILROAD TRANSPORTATION - 0.51%
9,101		CSX Corp	641,074
3,850	*	Kansas City Southern Industries, Inc	106,645
14,626		Norfolk Southern Corp	778,396
11,754		Union Pacific Corp	1,092,652
		TOTAL RAILROAD TRANSPORTATION	2,618,767

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.10%
1,943	*	Jarden Corp	59,164
8,568		Newell Rubbermaid, Inc	221,312
4,102		Sealed Air Corp	213,632
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	494,108

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
SECURITY AND COMMODITY BROKERS - 3.22%
6,429		A.G. Edwards, Inc	$355,652
17,259		Ameriprise Financial, Inc	770,960
9,670		Bear Stearns Cos, Inc	1,354,574
200	*	Cbot Holdings, Inc	23,918
2,615	*	E*Trade Financial Corp	59,674
490		Federated Investors, Inc (Class B)	15,435
7,480		Goldman Sachs Group, Inc	1,125,216
8,519		Janus Capital Group, Inc	152,490
9,519		Jefferies Group, Inc	282,048
4,497		Legg Mason, Inc	447,541
37,470		Lehman Brothers Holdings, Inc	2,441,171
60,623		Merrill Lynch & Co, Inc	4,216,936
76,680		Morgan Stanley	4,846,943
6,161	*	NYSE Group, Inc	421,905
6,697		Raymond James Financial, Inc	202,718
		TOTAL SECURITY AND COMMODITY BROKERS	16,717,181

SPECIAL TRADE CONTRACTORS - 0.02%
4,774	*	Quanta Services, Inc	82,734
		TOTAL SPECIAL TRADE CONTRACTORS	82,734

STONE, CLAY, AND GLASS PRODUCTS - 0.02%
1,683	b*	USG Corp	122,741
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	122,741

TOBACCO PRODUCTS - 1.42%
91,601		Altria Group, Inc	6,726,262
7,479		Loews Corp (Carolina Group)	384,196
5,827		UST, Inc	263,322
		TOTAL TOBACCO PRODUCTS	7,373,780

TRANSPORTATION BY AIR - 0.15%
4,003	*	AMR Corp	101,756
27,120		Southwest Airlines Co	443,955
7,912	*	UAL Corp	245,430
		TOTAL TRANSPORTATION BY AIR	791,141

TRANSPORTATION EQUIPMENT - 1.80%
2,402	*	Armor Holdings, Inc	131,702
6,658		Autoliv, Inc	376,643
6,167		Brunswick Corp	205,053
100	b	Dana Corp	264
144,866		Ford Motor Co	1,003,921
32,430		General Dynamics Corp	2,122,868
37,923		General Motors Corp	1,129,726
13,775		Genuine Parts Co	573,867
691		Goodrich Corp	27,841
4,932		ITT Industries, Inc	244,134
25,606		Northrop Grumman Corp	1,640,320
5,498		Paccar, Inc	452,925
18,618		Raytheon Co	829,804

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
706		Textron, Inc	$65,079
3,821	*	TRW Automotive Holdings Corp	104,237
6,872		United Technologies Corp	435,822
		TOTAL TRANSPORTATION EQUIPMENT	9,344,206

TRANSPORTATION SERVICES - 0.06%
1,715		GATX Corp	72,888
10,395		Sabre Holdings Corp	228,690
		TOTAL TRANSPORTATION SERVICES	301,578

TRUCKING AND WAREHOUSING - 0.05%
1,847	*	Swift Transportation Co, Inc	58,660
4,707	*	YRC Worldwide, Inc	198,213
		TOTAL TRUCKING AND WAREHOUSING	256,873

WATER TRANSPORTATION - 0.05%
3,236		Alexander & Baldwin, Inc	143,258
2,329		Overseas Shipholding Group, Inc	137,760
		TOTAL WATER TRANSPORTATION	281,018

WHOLESALE TRADE-DURABLE GOODS - 3.06%
7,317		Adesa, Inc	162,730
8,952	*	Arrow Electronics, Inc	288,254
4,253		BorgWarner, Inc	276,870
429,420		General Electric Co	14,153,683
11,259	*	Ingram Micro, Inc (Class A)	204,126
5,025		Omnicare, Inc	238,286
2,639		Reliance Steel & Aluminum Co	218,905
4,463	*	Tech Data Corp	170,978
1,771		W.W. Grainger, Inc	133,232
		TOTAL WHOLESALE TRADE-DURABLE GOODS	15,847,064

WHOLESALE TRADE-NONDURABLE GOODS - 0.27%
346		Airgas, Inc	12,889
321		Brown-Forman Corp (Class B)	22,935
11,163	*	Dean Foods Co	415,152
36,132		Safeway, Inc	939,432
606		Valhi, Inc	14,877
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,405,285

		TOTAL COMMON STOCKS	517,803,886
		(Cost $460,595,491)

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.06%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.06%
$ 300,000		Federal Home Loan Bank (FHLB) 4.950%, 07/03/06	300,000

		TOTAL SHORT-TERM INVESTMENTS	300,000
		(Cost $299,919)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE
		TOTAL PORTFOLIO - 99.87%	$518,103,886
		(Cost $460,895,410)

		OTHER ASSETS & LIABILITIES, NET - 0.13%	683,771

		NET ASSETS - 100.00%	$518,787,657

	*	Non-income producing
	**	Percentage represents less than 0.01%
	b	In bankruptcy

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
EQUITY INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2006
SHARES		COMPANY	VALUE

COMMON STOCKS - 98.91%

AGRICULTURAL PRODUCTION-CROPS - 0.00%**
1,774		Chiquita Brands International, Inc	$24,446
		TOTAL AGRICULTURAL PRODUCTION-CROPS	24,446

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
1,677		Pilgrim's Pride Corp	43,267
15		Seaboard Corp	19,200
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	62,467

AMUSEMENT AND RECREATION SERVICES - 0.25%
1,882	*	Bally Technologies, Inc	30,997
1,562	*	Bally Total Fitness Holding Corp	10,590
833	*	Century Casinos, Inc	8,921
416		Churchill Downs, Inc	15,579
309		Dover Downs Gaming & Entertainment, Inc	6,069
503		Dover Motorsports, Inc	2,953
5,341		GTECH Holdings Corp	185,760
7,478		Harrah's Entertainment, Inc	532,284
1,672		International Speedway Corp (Class A)	77,531
956	*	Lakes Entertainment, Inc	11,558
1,229	*	Leapfrog Enterprises, Inc	12,413
1,193	*	Life Time Fitness, Inc	55,200
2,578	*	Live Nation, Inc	52,488
1,658	*	Magna Entertainment Corp (Class A)	8,721
2,211	*	Marvel Entertainment, Inc	44,220
925	*	MTR Gaming Group, Inc	8,676
1,729	*	Multimedia Games, Inc	17,515
3,005	*	Penn National Gaming, Inc	116,534
2,181	*	Pinnacle Entertainment, Inc	66,848
3,899	*	Six Flags, Inc	21,912
697		Speedway Motorsports, Inc	26,305
3,844		Warner Music Group Corp	113,321
2,725		Westwood One, Inc	20,438
1,126	*	WMS Industries, Inc	30,841
544		World Wrestling Entertainment, Inc	9,188
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,486,862

APPAREL AND ACCESSORY STORES - 0.68%
3,585		Abercrombie & Fitch Co (Class A)	198,717
2,124	*	Aeropostale, Inc	61,362
4,750		American Eagle Outfitters, Inc	161,690
3,154	*	AnnTaylor Stores Corp	136,821
678		Bebe Stores, Inc	10,455
1,185		Brown Shoe Co, Inc	40,385
310		Buckle, Inc	12,980
524	*	Cache, Inc	9,086

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,018	*	Carter's, Inc	$53,336
1,341	*	Casual Male Retail Group, Inc	13,477
1,629		Cato Corp (Class A)	42,110
676	*	Charlotte Russe Holding, Inc	16,183
5,554	*	Charming Shoppes, Inc	62,427
7,440	*	Chico's FAS, Inc	200,731
1,014	*	Children's Place Retail Stores, Inc	60,891
1,409		Christopher & Banks Corp	40,861
367	*	Citi Trends, Inc	15,667
4,118		Claire's Stores, Inc	105,050
175		DEB Shops, Inc	4,219
1,944	*	Dress Barn, Inc	49,280
700	*	DSW, Inc	25,494
1,593		Finish Line, Inc (Class A)	18,845
6,596		Foot Locker, Inc	161,536
22,356		Gap, Inc	388,994
1,910	*	HOT Topic, Inc	21,984
796	*	Jo-Ann Stores, Inc	11,661
921	*	JOS A Bank Clothiers, Inc	22,067
14,363	*	Kohl's Corp	849,141
14,173		Limited Brands, Inc	362,687
960	*	New York & Co, Inc	9,379
9,800		Nordstrom, Inc	357,700
2,890	*	Pacific Sunwear Of California, Inc	51,818
2,897	*	Payless Shoesource, Inc	78,711
6,095		Ross Stores, Inc	170,965
300	*	Shoe Carnival, Inc	7,158
1,009		Stage Stores, Inc	33,297
889		Talbots, Inc	16,402
3,252	*	The Wet Seal, Inc	15,870
1,434	*	Too, Inc	55,089
867	*	Under Armour, Inc	36,952
4,656	*	Urban Outfitters, Inc	81,433
		TOTAL APPAREL AND ACCESSORY STORES	4,072,911

APPAREL AND OTHER TEXTILE PRODUCTS - 0.18%
672	*	Columbia Sportswear Co	30,415
851	v*	DHB Industries, Inc	1,634
727	*	Guess ?, Inc	30,352
1,454	*	Gymboree Corp	50,541
893	*	Hartmarx Corp	5,358
4,595		Jones Apparel Group, Inc	146,075
962		Kellwood Co	28,158
4,347		Liz Claiborne, Inc	161,100
1,310	*	Maidenform Brands, Inc	16,152
2,301		Phillips-Van Heusen Corp	87,806
2,535		Polo Ralph Lauren Corp	139,172
4,736	*	Quiksilver, Inc	57,684
1,226		Russell Corp	22,264
539	*	True Religion Apparel, Inc	9,540
3,649		VF Corp	247,840
2,266	*	Warnaco Group, Inc	42,329
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,076,420

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
AUTO REPAIR, SERVICES AND PARKING - 0.07%
479	*	Amerco, Inc	$48,216
356		Bandag, Inc	13,026
800		Central Parking Corp	12,800
1,141	*	Dollar Thrifty Automotive Group, Inc	51,425
711	*	Midas, Inc	13,082
379		Monro Muffler, Inc	12,340
2,301	*	PHH Corp	63,370
2,447		Ryder System, Inc	142,978
216	*	Standard Parking Corp	5,849
1,495	*	Wright Express Corp	42,966
		TOTAL AUTO REPAIR, SERVICES AND PARKING	406,052

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.17%
4,436		Advance Auto Parts	128,200
279	*	America's Car-Mart, Inc	5,666
381	*	Asbury Automotive Group, Inc	7,978
6,482	*	Autonation, Inc	138,974
2,309	*	Autozone, Inc	203,654
4,350	*	Carmax, Inc	154,251
2,706	*	Copart, Inc	66,459
2,524	*	CSK Auto Corp	30,212
514		Lithia Motors, Inc (Class A)	15,584
482	*	MarineMax, Inc	12,643
4,699	*	O'Reilly Automotive, Inc	146,562
806	*	Rush Enterprises, Inc (Class A)	14,645
1,090		Sonic Automotive, Inc	24,176
2,394		United Auto Group, Inc	51,112
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,000,116

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.93%
790	*	Builders FirstSource, Inc	16,084
1,010	*	Central Garden & Pet Co	43,480
5,140		Fastenal Co	207,091
88,025		Home Depot, Inc	3,150,415
32,268		Lowe's Cos, Inc	1,957,700
4,687		Sherwin-Williams Co	222,539
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	5,597,309

BUSINESS SERVICES - 6.96%
2,587	*	@Road, Inc	14,280
1,998	*	24/7 Real Media, Inc	17,542
16,227	*	3Com Corp	83,082
418	*	3D Systems Corp	8,398
1,856		Aaron Rents, Inc	49,889
1,811		ABM Industries, Inc	30,968
1,165	*	Acacia Research (Acacia Technologies)	16,380
11,491	*	Activision, Inc	130,767
2,370	*	Actuate Corp	9,575
3,737		Acxiom Corp	93,425
960		Administaff, Inc	34,378
24,893	*	Adobe Systems, Inc	755,751
881	*	Advent Software, Inc	31,778
1,357		Advo, Inc	33,396

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,689	*	Affiliated Computer Services, Inc (Class A)	$241,999
2,399	*	Agile Software Corp	15,210
6,425	*	Akamai Technologies, Inc	232,521
3,472	*	Alliance Data Systems Corp	204,223
953	*	Altiris, Inc	17,192
1,081	*	American Reprographics Co	39,186
1,364	*	AMN Healthcare Services, Inc	27,689
408	*	Ansoft Corp	8,356
1,474	*	Ansys, Inc	70,487
3,169	*	aQuantive, Inc	80,271
1,158		Arbitron, Inc	44,386
2,717	*	Ariba, Inc	22,361
4,633	*	Art Technology Group, Inc	13,806
2,040	*	Aspen Technology, Inc	26,765
429	*	Asset Acceptance Capital Corp	8,494
340	*	Atari, Inc	194
1,613	*	Audible, Inc	14,662
9,456	*	Autodesk, Inc	325,854
24,092		Automatic Data Processing, Inc	1,092,572
2,004	*	Avocent Corp	52,631
359	*	Bankrate, Inc	13,556
281	*	Barrett Business Services	5,156
16,201	*	BEA Systems, Inc	212,071
7,893	*	BearingPoint, Inc	66,064
4,785	*	BISYS Group, Inc	65,555
1,828		Blackbaud, Inc	41,496
960	*	Blackboard, Inc	27,802
488	*	Blue Coat Systems, Inc	8,228
9,037	*	BMC Software, Inc	215,984
3,514	*	Borland Software Corp	18,554
411	*	Bottomline Technologies, Inc	3,346
1,736		Brady Corp (Class A)	63,954
2,101		Brink's Co	118,517
19,116		CA, Inc	392,834
1,267	*	CACI International, Inc (Class A)	73,904
11,397	*	Cadence Design Systems, Inc	195,459
1,999		Catalina Marketing Corp	56,892
2,796	*	CBIZ, Inc	20,718
41,587		Cendant Corp	677,452
6,218	*	Ceridian Corp	151,968
2,778	*	Cerner Corp	103,092
3,555	*	Checkfree Corp	176,186
3,664	*	ChoicePoint, Inc	153,045
3,232	*	Chordiant Software, Inc	9,793
2,008	*	Ciber, Inc	13,233
7,577	*	Citrix Systems, Inc	304,141
1,400	*	Clear Channel Outdoor Holdings, Inc	29,344
696	*	Click Commerce, Inc	13,732
17,104	*	CMGI, Inc	20,696
6,214	*	CNET Networks, Inc	49,595
1,400	*	Cogent Communications Group, Inc	13,118
1,614	*	Cogent, Inc	24,323
1,734		Cognex Corp	45,136
5,818	*	Cognizant Technology Solutions Corp	391,959

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
275		Computer Programs & Systems, Inc	$10,989
7,755	*	Computer Sciences Corp	375,652
16,646	*	Compuware Corp	111,528
412	*	COMSYS IT Partners, Inc	6,229
1,428	*	Concur Technologies, Inc	22,091
1,156	*	Convera Corp	7,768
5,754	*	Convergys Corp	112,203
683	*	CoStar Group, Inc	40,864
1,008	*	Covansys Corp	12,671
1,975	*	CSG Systems International, Inc	48,861
1,489	*	Cybersource Corp	17,421
620	*	DealerTrack Holdings, Inc	13,708
2,010		Deluxe Corp	35,135
1,616	*	Dendrite International, Inc	14,932
1,333	*	Digital Insight Corp	45,709
1,560	*	Digital River, Inc	63,008
2,494	*	DST Systems, Inc	148,393
5,336	*	Earthlink, Inc	46,218
48,940	*	eBay, Inc	1,433,453
1,354	*	Echelon Corp	10,141
1,630	*	Eclipsys Corp	29,601
779	*	eCollege.com, Inc	16,468
2,012	*	eFunds Corp	44,386
721	*	Electro Rent Corp	11,550
12,669	*	Electronic Arts, Inc	545,274
21,469		Electronic Data Systems Corp	516,544
872	*	Emageon, Inc	12,722
11,369	*	Emdeon Corp	141,089
1,888	*	Epicor Software Corp	19,881
566	*	EPIQ Systems, Inc	9,418
5,572		Equifax, Inc	191,342
1,195	*	Equinix, Inc	65,558
1,308	*	eSpeed, Inc (Class A)	10,896
9,532	*	Expedia, Inc	142,694
1,567	*	F5 Networks, Inc	83,803
1,737		Factset Research Systems, Inc	82,160
2,749		Fair Isaac Corp	99,816
1,503	*	FalconStor Software, Inc	10,476
4,181		Fidelity National Information Services, Inc	148,007
1,705	*	Filenet Corp	45,916
31,981		First Data Corp	1,440,424
7,368	*	Fiserv, Inc	334,212
553	*	Forrester Research, Inc	15,473
1,310	*	FTD Group, Inc	17,685
2,383	*	Gartner, Inc (Class A)	33,839
931	*	Gerber Scientific, Inc	12,112
2,158	*	Getty Images, Inc	137,055
1,114		Gevity HR, Inc	29,577
1,230	*	Global Cash Access, Inc	19,225
8,675	*	Google, Inc (Class A)	3,637,688
490	*	H&E Equipment Services, Inc	14,431
1,142		Healthcare Services Group	23,925
880	*	Heartland Payment Systems, Inc	24,534
703	*	Heidrick & Struggles International, Inc	23,790

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
908	*	Hudson Highland Group, Inc	$9,797
2,511	*	Hypercom Corp	23,478
2,508	*	Hyperion Solutions Corp	69,221
610	*	i2 Technologies, Inc	7,729
289	*	ICT Group, Inc	7,089
416	*	iGate Corp	2,658
880	*	IHS, Inc	26,074
8,389		IMS Health, Inc	225,245
766	*	Infocrossing, Inc	8,847
3,809	*	Informatica Corp	50,126
1,205	*	Infospace, Inc	27,317
1,630		infoUSA, Inc	16,805
311	*	Innovative Solutions & Support, Inc	4,373
303		Integral Systems, Inc	8,129
1,387	*	Interactive Data Corp	27,865
1,320	*	Intergraph Corp	41,567
12,613	*	Internap Network Services Corp	13,244
1,311	*	Internet Capital Group, Inc	11,799
1,430	*	Internet Security Systems, Inc	26,956
294		Interpool, Inc	6,533
17,730	*	Interpublic Group of Cos, Inc	148,046
1,836	*	Interwoven, Inc	15,753
7,233	*	Intuit, Inc	436,801
1,215	*	inVentiv Health, Inc	34,968
2,049	*	Ipass, Inc	11,474
4,764	*	Iron Mountain, Inc	178,078
3,304		Jack Henry & Associates, Inc	64,957
1,242	*	JDA Software Group, Inc	17,425
23,311	*	Juniper Networks, Inc	372,743
758	*	Jupitermedia Corp	9,854
1,398	*	Kanbay International, Inc	20,327
2,103	*	Keane, Inc	26,288
690		Kelly Services, Inc (Class A)	18,747
660	*	Kenexa Corp	21,021
1,645	*	Kforce, Inc	25,481
3,090	*	KFX, Inc	47,215
1,870	*	Kinetic Concepts, Inc	82,561
591	*	Knot, Inc	12,370
1,761	*	Korn/Ferry International	34,498
1,294	*	Kronos, Inc	46,856
2,302	*	Labor Ready, Inc	52,140
3,541	*	Lamar Advertising Co	190,718
5,131	*	Lawson Software, Inc	34,378
2,268	*	Lionbridge Technologies	12,542
609	*	LoJack Corp	11,486
1,019	*	Magma Design Automation, Inc	7,490
1,298	*	Manhattan Associates, Inc	26,336
3,683		Manpower, Inc	237,922
757	*	Mantech International Corp (Class A)	23,361
1,017	*	Mapinfo Corp	13,272
747	*	Marchex, Inc	12,273
270	*	Marlin Business Services, Inc	6,091
2,556	*	Mastercard, Inc	122,688
6,787	*	McAfee, Inc	164,720

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,070	*	Mentor Graphics Corp	$39,849
368,851		Microsoft Corp	8,594,228
431	*	MicroStrategy, Inc	42,031
892	*	Midway Games, Inc	7,216
3,502		MoneyGram International, Inc	118,893
5,142	*	Monster Worldwide, Inc	219,358
5,050	*	Move, Inc	27,674
4,139	*	MPS Group, Inc	62,333
956	*	MRO Software, Inc	19,187
3,858	*	NAVTEQ Corp	172,375
1,341	*	NCO Group, Inc	35,456
7,752	*	NCR Corp	284,033
813	*	Neoware, Inc	9,992
618	*	Ness Technologies, Inc	6,644
1,654	*	NetFlix, Inc	45,005
2,537	*	NetIQ Corp	30,926
655	*	Netratings, Inc	9,098
856	*	Netscout Systems, Inc	7,636
1,304	*	NIC, Inc	9,428
14,931	*	Novell, Inc	98,999
5,354	*	Nuance Communications, Inc	53,861
7,144		Omnicom Group, Inc	636,459
1,078	*	On Assignment, Inc	9,907
807	*	Online Resources Corp	8,344
613	*	Open Solutions, Inc	16,312
538	*	Opnet Technologies, Inc	6,972
4,039	*	Opsware, Inc	33,281
165,195	*	Oracle Corp	2,393,676
2,039	*	Packeteer, Inc	23,122
4,380	*	Parametric Technology Corp	55,670
503	*	PDF Solutions, Inc	6,242
613		Pegasystems, Inc	3,935
771	*	PeopleSupport, Inc	10,378
714	*	Perficient, Inc	8,825
3,744	*	Perot Systems Corp (Class A)	54,213
1,398	*	Phase Forward, Inc	16,105
554	*	Portfolio Recovery Associates, Inc	25,318
732	*	PRA International	16,302
2,440	*	Premiere Global Services, Inc	18,422
1,829	*	Progress Software Corp	42,817
1,027		QAD, Inc	7,959
689		Quality Systems, Inc	25,369
2,773	*	Quest Software, Inc	38,933
795	*	Radiant Systems, Inc	8,403
699	*	Radisys Corp	15,350
4,968	*	RealNetworks, Inc	53,158
7,542	*	Red Hat, Inc	176,483
2,214	*	Redback Networks, Inc	40,605
412		Renaissance Learning, Inc	5,583
2,888	*	Rent-A-Center, Inc	71,796
1,124	*	Rewards Network, Inc	9,183
2,921		Reynolds & Reynolds Co (Class A)	89,587
440	*	RightNow Technologies, Inc	7,339
6,373		Robert Half International, Inc	267,666

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,091		Rollins, Inc	$21,427
2,833	*	RSA Security, Inc	77,029
3,176	*	S1 Corp	15,245
944	*	SafeNet, Inc	16,728
3,513	*	Salesforce.com, Inc	93,657
3,580	*	Sapient Corp	18,974
1,837	*	Secure Computing Corp	15,798
12,676		ServiceMaster Co	130,943
524	*	SI International, Inc	16,066
2,431	*	Sitel Corp	9,530
839	*	Smith Micro Software, Inc	13,441
1,113	*	Sohu.com, Inc	28,704
2,560	*	SonicWALL, Inc	23,014
11,291	*	Sonus Networks, Inc	55,890
2,522	*	Sotheby's Holdings, Inc (Class A)	66,203
3,234	*	Spherion Corp	29,494
771	*	SPSS, Inc	24,780
1,601	*	SRA International, Inc (Class A)	42,635
448	*	SSA Global Technologies, Inc	8,682
485		Startek, Inc	7,251
780		Stellent, Inc	7,449
405	*	Stratasys, Inc	11,931
145,303	*	Sun Microsystems, Inc	603,007
3,689	*	Sybase, Inc	71,567
960	*	SYKES Enterprises, Inc	15,514
43,349	*	Symantec Corp	673,643
358	*	SYNNEX Corp	6,788
5,718	*	Synopsys, Inc	107,327
195		Syntel, Inc	3,990
2,571	*	Take-Two Interactive Software, Inc	27,407
880	*	TAL International Group, Inc	21,208
567	*	Taleo Corp	6,685
1,228		Talx Corp	26,856
1,701	*	TeleTech Holdings, Inc	21,535
748		TheStreet.com, Inc	9,589
2,497	*	THQ, Inc	53,935
8,235	*	TIBCO Software, Inc	58,057
989	*	TNS, Inc	20,462
1,817		Total System Services, Inc	34,977
770	*	TradeStation Group, Inc	9,756
1,675	*	Transaction Systems Architects, Inc	69,831
247	*	Travelzoo, Inc	7,494
1,360	*	Trizetto Group, Inc	20,114
751	*	Ultimate Software Group, Inc	14,389
14,286	*	Unisys Corp	89,716
2,150		United Online, Inc	25,800
2,773	*	United Rentals, Inc	88,681
1,256	*	Universal Compression Holdings, Inc	79,090
2,589	*	VA Software Corp	10,045
4,254	*	Valueclick, Inc	65,299
892	*	Vasco Data Security International	7,448
409	*	Verint Systems, Inc	11,939
10,040	*	VeriSign, Inc	232,627
346	*	Vertrue, Inc	14,888

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
948		Viad Corp	$29,672
1,286	*	Vignette Corp	18,750
310	*	Volt Information Sciences, Inc	14,446
22,657		Waste Management, Inc	812,933
1,742	*	WebEx Communications, Inc	61,911
173	*	WebMD Health Corp	8,183
1,961	*	webMethods, Inc	19,355
1,768	*	Websense, Inc	36,315
714	*	WebSideStory, Inc	8,711
2,710	*	Wind River Systems, Inc	24,119
1,573	*	Witness Systems, Inc	31,727
58,543	*	Yahoo!, Inc	1,931,919
		TOTAL BUSINESS SERVICES	41,690,160

CHEMICALS AND ALLIED PRODUCTS - 9.04%
63,436		Abbott Laboratories	2,766,444
1,299	*	Abraxis BioScience, Inc	30,968
1,230	*	Acadia Pharmaceuticals, Inc	10,381
620	*	Adams Respiratory Therapeutics, Inc	27,664
642	*	Adeza Biomedical Corp	9,001
2,100	*	Adolor Corp	52,521
338	*	Advanced Magnetics, Inc	10,214
2,243	*	ADVENTRX Pharmaceuticals, Inc	7,110
9,316		Air Products & Chemicals, Inc	595,479
1,192	*	Albany Molecular Research, Inc	12,730
1,497		Albemarle Corp	71,676
3,296		Alberto-Culver Co	160,581
1,305	*	Alexion Pharmaceuticals, Inc	47,137
3,737	*	Alkermes, Inc	70,704
1,315	*	Alnylam Pharmaceuticals, Inc	19,830
1,840		Alpharma, Inc (Class A)	44,234
1,829	*	American Oriental Bioengineering, Inc	10,114
492		American Vanguard Corp	7,616
49,016	*	Amgen, Inc	3,197,314
2,993	*	Andrx Corp	69,408
1,008		Arch Chemicals, Inc	36,338
2,244	*	Arena Pharmaceuticals, Inc	25,985
1,295	*	Array Biopharma, Inc	11,137
2,020	*	Atherogenics, Inc	26,361
928	*	Auxilium Pharmaceuticals, Inc	7,220
1,024	*	AVANIR Pharmaceuticals	7,004
3,919		Avery Dennison Corp	227,537
2,141	*	AVI BioPharma, Inc	8,029
19,032		Avon Products, Inc	589,992
445		Balchem Corp	10,013
4,410	*	Barr Pharmaceuticals, Inc	210,313
877	*	Bentley Pharmaceuticals, Inc	9,612
950	*	BioCryst Pharmaceuticals, Inc	13,613
2,436	*	Bioenvision, Inc	12,984
14,418	*	Biogen Idec, Inc	667,986
3,144	*	BioMarin Pharmaceuticals, Inc	45,179
580	*	Bradley Pharmaceuticals, Inc	5,916
81,726		Bristol-Myers Squibb Co	2,113,434
2,693		Cabot Corp	92,962

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,404		Calgon Carbon Corp	$8,550
1,245		Cambrex Corp	25,933
495	*	Caraco Pharmaceutical Laboratories Ltd	4,529
3,154		Celanese Corp (Series A)	64,405
1,393	*	Cell Genesys, Inc	6,993
2,476	*	Cephalon, Inc	148,808
2,271		CF Industries Holdings, Inc	32,384
3,001	*	Charles River Laboratories International, Inc	110,437
678	*	Chattem, Inc	20,591
9,815		Chemtura Corp	91,672
2,764		Church & Dwight Co, Inc	100,665
6,414		Clorox Co	391,061
769	*	Coley Pharmaceutical Group, Inc	8,882
21,611		Colgate-Palmolive Co	1,294,499
996	*	Combinatorx, Inc	8,755
1,299	*	Connetics Corp	15,276
1,129	*	Conor Medsystems, Inc	31,149
1,310	*	Cotherix, Inc	11,279
2,467	*	Cubist Pharmaceuticals, Inc	62,119
637	*	Cypress Bioscience, Inc	3,911
1,643		Cytec Industries, Inc	88,163
1,097	*	Cytokinetics, Inc	6,900
3,726		Dade Behring Holdings, Inc	155,151
3,860	*	Dendreon Corp	18,682
989		Diagnostic Products Corp	57,530
730	*	Digene Corp	28,280
39,966		Dow Chemical Co	1,559,912
38,283		Du Pont (E.I.) de Nemours & Co	1,592,573
1,706	*	Durect Corp	6,602
3,405		Eastman Chemical Co	183,870
7,569		Ecolab, Inc	307,150
40,868		Eli Lilly & Co	2,258,774
813	*	Elizabeth Arden, Inc	14,536
957	*	Emisphere Technologies, Inc	8,163
3,151	*	Encysive Pharmaceuticals, Inc	21,836
1,573	*	Enzon Pharmaceuticals, Inc	11,860
5,199		Estee Lauder Cos (Class A)	201,045
1,407		Ferro Corp	22,456
1,712		FMC Corp	110,236
13,587	*	Forest Laboratories, Inc	525,681
19,435	*	Genentech, Inc	1,589,783
834	*	Genitope Corp	5,271
5,606	*	Genta, Inc	9,194
10,813	*	Genzyme Corp	660,138
1,253		Georgia Gulf Corp	31,350
1,819	*	Geron Corp	12,551
18,917	*	Gilead Sciences, Inc	1,119,130
1,077		H.B. Fuller Co	46,925
1,178	*	Hana Biosciences, Inc	10,684
4,347	*	Hercules, Inc	66,335
296	*	Hi-Tech Pharmacal Co, Inc	4,905
6,617	*	Hospira, Inc	284,134
5,385	*	Human Genome Sciences, Inc	57,620
3,611	*	Huntsman Corp	62,542

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,622	*	Idenix Pharmaceuticals, Inc	$15,247
1,381	*	Idexx Laboratories, Inc	103,755
2,746	*	ImClone Systems, Inc	106,105
2,630	*	Immucor, Inc	50,575
1,938	*	Indevus Pharmaceuticals, Inc	10,601
582		Innospec, Inc	14,794
275		Inter Parfums, Inc	4,736
1,385	*	InterMune, Inc	22,783
3,784		International Flavors & Fragrances, Inc	133,348
1,156	*	Inverness Medical Innovations, Inc	32,634
2,128	*	Invitrogen Corp	140,662
10,299	*	King Pharmaceuticals, Inc	175,100
412		Koppers Holdings, Inc	8,236
764	*	Kos Pharmaceuticals, Inc	28,742
180		Kronos Worldwide, Inc	5,265
1,591	*	KV Pharmaceutical Co (Class A)	29,688
2,842		Lubrizol Corp	113,254
8,863		Lyondell Chemical Co	200,836
1,061		MacDermid, Inc	30,557
530		Mannatech, Inc	6,683
1,118	*	MannKind Corp	23,825
1,163	*	Martek Biosciences Corp	33,669
5,142	*	Medarex, Inc	49,415
1,977	*	Medicines Co	38,650
2,058		Medicis Pharmaceutical Corp (Class A)	49,392
482	*	Medifast, Inc	8,613
10,199	*	Medimmune, Inc	276,393
90,806		Merck & Co, Inc	3,308,063
621		Meridian Bioscience, Inc	15,494
884	*	Metabasis Therapeutics, Inc	6,745
3,240	*	MGI Pharma, Inc	69,660
12,846	*	Millennium Pharmaceuticals, Inc	128,075
966		Minerals Technologies, Inc	50,232
700	*	Momenta Pharmaceuticals, Inc	8,897
11,195		Monsanto Co	942,507
5,236	*	Mosaic Co	81,943
9,004		Mylan Laboratories, Inc	180,080
1,765	*	Myogen, Inc	51,185
2,526	*	Nabi Biopharmaceuticals	14,499
4,416	*	Nalco Holding Co	77,854
1,296	*	Nastech Pharmaceutical Co, Inc	20,477
2,405	*	NBTY, Inc	57,504
1,806	*	Neurocrine Biosciences, Inc	19,144
656	*	New River Pharmaceuticals, Inc	18,696
833		NewMarket Corp	40,867
383		NL Industries, Inc	4,117
840	*	Northfield Laboratories, Inc	8,308
2,542	*	Novavax, Inc	12,812
1,042	*	Noven Pharmaceuticals, Inc	18,652
3,035	*	NPS Pharmaceuticals, Inc	14,811
2,376	*	Nuvelo, Inc	39,560
2,992		Olin Corp	53,647
1,229	*	OM Group, Inc	37,915
1,711	*	Omnova Solutions, Inc	9,718

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,910	*	Onyx Pharmaceuticals, Inc	$32,145
1,863	*	OraSure Technologies, Inc	17,736
2,357	*	OSI Pharmaceuticals, Inc	77,687
898	*	Pacific Ethanol, Inc	20,762
1,404	*	Pain Therapeutics, Inc	11,723
2,065	*	Panacos Pharmaceuticals, Inc	11,399
1,427	*	Par Pharmaceutical Cos, Inc	26,342
1,152	*	Parexel International Corp	33,235
466	*	Parlux Fragrances, Inc	4,516
4,551	*	PDL BioPharma, Inc	83,784
688	*	Penwest Pharmaceuticals Co	15,019
7,141	*	Peregrine Pharmaceuticals, Inc	11,354
3,017		Perrigo Co	48,574
762	*	PetMed Express, Inc	8,359
304,528		Pfizer, Inc	7,147,272
861	*	Pharmion Corp	14,663
428	*	Pioneer Cos, Inc	11,676
3,766	*	PolyOne Corp	33,065
1,006	*	Pozen, Inc	7,082
6,886		PPG Industries, Inc	454,476
13,430		Praxair, Inc	725,220
958	*	Prestige Brands Holdings, Inc	9,551
136,083		Procter & Gamble Co	7,566,215
915	*	Progenics Pharmaceuticals, Inc	22,015
1,274	*	Quidel Corp	12,103
674	*	Renovis, Inc	10,319
7,209	*	Revlon, Inc (Class A)	9,083
1,230	*	Rockwood Holdings, Inc	28,302
6,722		Rohm & Haas Co	336,907
4,550		RPM International, Inc	81,900
1,699	*	Salix Pharmaceuticals Ltd	20,898
1,880	*	Santarus, Inc	12,502
61,938		Schering-Plough Corp	1,178,680
1,019	*	Sciele Pharma, Inc	23,631
2,056		Scotts Miracle-Gro Co (Class A)	87,010
2,378		Sensient Technologies Corp	49,724
4,522	*	Sepracor, Inc	258,387
1,318	*	Serologicals Corp	41,438
2,786		Sigma-Aldrich Corp	202,375
1,634	*	Sirna Therapeutics, Inc	9,314
968	*	Solexa, Inc	8,228
220		Stepan Co	6,948
1,703	*	SuperGen, Inc	6,182
618	*	SurModics, Inc	22,316
1,135	*	Tanox, Inc	15,697
1,722		Tronox, Inc	22,679
2,128		UAP Holding Corp	46,412
981	*	United Therapeutics Corp	56,672
404	*	USANA Health Sciences, Inc	15,312
3,550		USEC, Inc	42,068
4,173		Valeant Pharmaceuticals International	70,607
4,229		Valspar Corp	111,688
3,647	*	VCA Antech, Inc	116,449
4,585	*	Vertex Pharmaceuticals, Inc	168,315

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,825	*	Viropharma, Inc	$24,352
4,324	*	Watson Pharmaceuticals, Inc	100,663
620		Westlake Chemical Corp	18,476
3,342	*	WR Grace & Co	39,101
55,934		Wyeth	2,484,029
683	*	Xenoport, Inc	12,369
1,546	*	Zymogenetics, Inc	29,328
		TOTAL CHEMICALS AND ALLIED PRODUCTS	54,103,955

COAL MINING - 0.26%
2,159	*	Alpha Natural Resources, Inc	42,360
5,996		Arch Coal, Inc	254,051
7,664		Consol Energy, Inc	358,062
1,895		Foundation Coal Holdings, Inc	88,932
4,716	*	International Coal Group, Inc	33,908
498	*	James River Coal Co	13,192
3,452		Massey Energy Co	124,272
10,886		Peabody Energy Corp	606,894
708		Penn Virginia Corp	49,475
278	*	Westmoreland Coal Co	6,594
		TOTAL COAL MINING	1,577,740

COMMUNICATIONS - 4.60%
1,768		Alaska Communications Systems Group, Inc	22,365
16,072		Alltel Corp	1,025,876
17,442	*	American Tower Corp (Class A)	542,795
1,306		Anixter International, Inc	61,983
161,585		AT&T, Inc	4,506,606
948	*	Audiovox Corp (Class A)	12,950
19,355	*	Avaya, Inc	221,045
75,224		BellSouth Corp	2,723,109
2,411	*	Brightpoint, Inc	32,621
9,014		Cablevision Systems Corp (Class A)	193,350
680	*	Cbeyond Communications, Inc	14,831
27,967		CBS Corp	756,507
543		Centennial Communications Corp	2,824
4,828		CenturyTel, Inc	179,360
12,256	*	Charter Communications, Inc (Class A)	13,849
9,580	*	Cincinnati Bell, Inc	39,278
2,130		Citadel Broadcasting Corp	18,957
14,133		Citizens Communications Co	184,436
21,005		Clear Channel Communications, Inc	650,105
80,967	*	Comcast Corp (Class A)	2,650,860
1,183		Commonwealth Telephone Enterprises, Inc	39,228
1,400		Consolidated Communications Holdings, Inc	23,282
12,100	*	Covad Communications Group, Inc	24,321
1,894	*	Cox Radio, Inc (Class A)	27,311
9,130	*	Crown Castle International Corp	315,350
1,124	*	Crown Media Holdings, Inc (Class A)	4,631
780		CT Communications, Inc	17,839
2,244	*	Cumulus Media, Inc (Class A)	23,943
33,462	*	DIRECTV Group, Inc	552,123
6,319	*	Dobson Communications Corp (Class A)	48,846
8,878	*	EchoStar Communications Corp (Class A)	273,531

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
6,194	*	Embarq Corp	$253,915
1,015	*	Emmis Communications Corp (Class A)	15,875
1,528		Entercom Communications Corp	39,972
2,269	*	Entravision Communications Corp (Class A)	19,445
948		Fairpoint Communications, Inc	13,651
2,270	*	First Avenue Networks, Inc	24,698
355	*	Fisher Communications, Inc	14,956
6,082	*	Foundry Networks, Inc	64,834
1,886	*	General Communication, Inc (Class A)	23,236
2,714		Global Payments, Inc	131,765
813		Golden Telecom, Inc	20,610
1,649		Gray Television, Inc	9,548
1,053		Hearst-Argyle Television, Inc	23,229
7,473	*	IAC/InterActiveCorp	197,960
1,952	*	IDT Corp (Class B)	26,918
551	*	InPhonic, Inc	3,471
1,292		Iowa Telecommunications Services, Inc	24,445
689	*	iPCS, Inc	33,279
2,068	*	j2 Global Communications, Inc	64,563
1,828	*	Leap Wireless International, Inc	86,739
34,621	*	Level 3 Communications, Inc	153,717
19,112	*	Liberty Global, Inc	410,908
5,930	*	Liberty Media Holding Corp (Capital)	496,756
29,521	*	Liberty Media Holding Corp (Interactive)	509,532
1,131	*	Lightbridge, Inc	14,646
1,014	*	Lin TV Corp (Class A)	7,656
446	*	Lodgenet Entertainment Corp	8,318
2,083	*	Mastec, Inc	27,516
2,113	*	Mediacom Communications Corp	13,164
2,595	*	NeuStar, Inc	87,581
5,722	*	NII Holdings, Inc (Class B)	322,606
649		North Pittsburgh Systems, Inc	17,886
1,787	*	Novatel Wireless, Inc	18,549
960	*	NTELOS Holdings Corp	13,872
2,850		PanAmSat Holding Corp	71,193
2,282	*	Pegasus Wireless Corp	20,401
1,803	*	Price Communications Corp	30,561
65,720	*	Qwest Communications International, Inc	531,683
2,945	*	Radio One, Inc (Class D)	21,793
1,213	*	RCN Corp	30,240
1	v*	RCN Corp Wts	(0)
410		Salem Communications Corp (Class A)	5,334
341	*	SAVVIS, Inc	10,097
4,417	*	SBA Communications Corp	115,460
222		Shenandoah Telecom Co	10,434
1,673		Sinclair Broadcast Group, Inc (Class A)	14,321
1,678	*	Spanish Broadcasting System, Inc (Class A)	8,574
119,851		Sprint Nextel Corp	2,395,821
551		SureWest Communications	10,645
628	*	Syniverse Holdings, Inc	9,232
1,481	*	Talk America Holdings, Inc	9,167
4,571		Telephone & Data Systems, Inc	189,239
2,525	*	Terremark Worldwide, Inc	9,090
3,217	*	TiVo, Inc	23,001

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,838	*	Ubiquitel, Inc	$29,345
8,822	*	Univision Communications, Inc (Class A)	295,537
656	*	US Cellular Corp	39,754
1,110		USA Mobility, Inc	18,426
1,699		Valor Communications Group, Inc	19,454
121,346		Verizon Communications, Inc	4,063,878
26,375	*	Viacom, Inc	945,280
1,285	*	Vonage Holdings Corp	11,038
1,246	*	West Corp	59,696
2,317	*	Wireless Facilities, Inc	6,372
10,525	*	XM Satellite Radio Holdings, Inc	154,191
		TOTAL COMMUNICATIONS	27,559,185

DEPOSITORY INSTITUTIONS - 10.08%
584		1st Source Corp	19,757
491	*	ACE Cash Express, Inc	14,372
784		Alabama National Bancorp	53,430
819		Amcore Financial, Inc	24,005
490		AmericanWest Bancorp	11,098
524		Ameris Bancorp	12,125
14,392		AmSouth Bancorp	380,668
899		Anchor Bancorp Wisconsin, Inc	27,123
442		Arrow Financial Corp	12,124
5,492		Associated Banc-Corp	173,163
3,735		Astoria Financial Corp	113,731
238		Bancfirst Corp	10,650
304	*	Bancorp, Inc	7,603
3,186		Bancorpsouth, Inc	86,818
487		BancTrust Financial Group, Inc	11,430
2,621		Bank Mutual Corp	32,029
189,668		Bank of America Corp	9,123,031
637		Bank of Granite Corp	13,269
2,119		Bank of Hawaii Corp	105,102
31,664		Bank of New York Co, Inc	1,019,581
432		Bank of the Ozarks, Inc	14,386
1,814		BankAtlantic Bancorp, Inc (Class A)	26,920
1,031		BankFinancial Corp	17,836
1,514		BankUnited Financial Corp (Class A)	46,207
532		Banner Corp	20,503
22,713		BB&T Corp	944,634
257		Berkshire Hills Bancorp, Inc	9,118
538	*	BFC Financial Corp	3,723
1,216		BOK Financial Corp	60,399
1,457		Boston Private Financial Holdings, Inc	40,650
2,247		Brookline Bancorp, Inc	30,941
310		Cadence Financial Corp	6,904
313		Camden National Corp	12,489
477		Capital City Bank Group, Inc	14,405
401		Capital Corp of the West	12,832
517		Capitol Bancorp Ltd	20,137
951		Capitol Federal Financial	32,610
757		Cardinal Financial Corp	8,796
807		Cascade Bancorp	23,008
156		Cass Information Systems, Inc	7,596

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,138		Cathay General Bancorp	$77,780
2,180	*	Centennial Bank Holdings, Inc	22,541
408		Center Financial Corp	9,645
364		Centerstate Banks of Florida, Inc	7,462
1,158		Central Pacific Financial Corp	44,815
156		Charter Financial Corp	6,156
1,067		Chemical Financial Corp	32,650
1,834		Chittenden Corp	47,409
206,609		Citigroup, Inc	9,966,818
1,651		Citizens Banking Corp	40,301
356		Citizens First Bancorp, Inc	9,509
316		City Bank	14,745
796		City Holding Co	28,767
1,752		City National Corp	114,038
665		Clifton Savings Bancorp, Inc	7,202
736		Coastal Financial Corp	9,597
465		CoBiz, Inc	10,472
6,585		Colonial Bancgroup, Inc	169,103
408		Columbia Bancorp	10,228
751		Columbia Banking System, Inc	28,072
6,752		Comerica, Inc	351,036
7,656		Commerce Bancorp, Inc	273,089
2,828		Commerce Bancshares, Inc	141,541
1,706		Commercial Capital Bancorp, Inc	26,870
159	*	Community Bancorp	4,942
210		Community Bancorp, Inc	8,885
1,266		Community Bank System, Inc	25,535
1,158		Community Banks, Inc	30,108
551		Community Trust Bancorp, Inc	19,246
5,187		Compass Bancshares, Inc	288,397
1,582		Corus Bankshares, Inc	41,417
2,319		Cullen/Frost Bankers, Inc	132,879
2,517		CVB Financial Corp	39,416
1,011		Dime Community Bancshares	13,719
412	*	Dollar Financial Corp	7,416
906		Downey Financial Corp	61,472
2,519		East West Bancorp, Inc	95,495
292		Enterprise Financial Services Corp	7,431
1,579	*	Euronet Worldwide, Inc	60,586
268		Farmers Capital Bank Corp	8,777
1,016		Fidelity Bankshares, Inc	32,329
19,841		Fifth Third Bancorp	733,125
465		First Bancorp	9,765
2,416		First Bancorp	22,469
616		First Busey Corp (Class A)	12,610
1,366		First Charter Corp	33,508
261		First Citizens Bancshares, Inc (Class A)	52,330
2,562		First Commonwealth Financial Corp	32,537
832		First Community Bancorp, Inc	49,155
432		First Community Bancshares, Inc	14,252
1,422		First Financial Bancorp	21,202
858		First Financial Bankshares, Inc	31,351
621		First Financial Corp	18,636
600		First Financial Holdings, Inc	19,200

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
5,247		First Horizon National Corp	$210,929
546		First Indiana Corp	14,212
852		First Merchants Corp	20,712
2,314		First Midwest Bancorp, Inc	85,803
4,563		First Niagara Financial Group, Inc	63,973
241		First Oak Brook Bancshares, Inc	8,917
592		First Place Financial Corp	13,622
95	*	First Regional Bancorp	8,360
910		First Republic Bank	41,678
287		First South Bancorp, Inc	9,824
736		First State Bancorporation	17,502
858	*	FirstFed Financial Corp	49,481
3,320		FirstMerit Corp	69,521
588		Flag Financial Corp	11,437
1,990		Flagstar Bancorp, Inc	31,760
832		Flushing Financial Corp	14,943
2,170		FNB Corp	34,221
280		FNB Corp	10,360
974	*	Franklin Bank Corp	19,665
2,478		Fremont General Corp	45,992
1,024		Frontier Financial Corp	34,806
7,213		Fulton Financial Corp	114,831
536		GB&T Bancshares, Inc	11,663
1,201		Glacier Bancorp, Inc	35,153
10,866		Golden West Financial Corp	806,257
546		Great Southern Bancorp, Inc	16,669
2,010		Greater Bay Bancorp	57,787
253		Greene County Bancshares, Inc	7,833
1,102		Hancock Holding Co	61,712
1,406		Hanmi Financial Corp	27,333
899		Harbor Florida Bancshares, Inc	33,389
1,274		Harleysville National Corp	27,022
537		Heartland Financial USA, Inc	14,311
440		Heritage Commerce Corp	10,908
480		Horizon Financial Corp	13,166
23,726		Hudson City Bancorp, Inc	316,268
10,186		Huntington Bancshares, Inc	240,186
415		IBERIABANK Corp	23,879
729		Independent Bank Corp	23,671
876		Independent Bank Corp	23,039
2,669		IndyMac Bancorp, Inc	122,374
682		Integra Bank Corp	14,834
721		Interchange Financial Services Corp	16,223
1,932		International Bancshares Corp	53,091
199	*	Intervest Bancshares Corp	8,060
2,010	*	Investors Bancorp, Inc	27,236
2,728		Investors Financial Services Corp	122,487
826		Irwin Financial Corp	16,016
266		ITLA Capital Corp	13,986
144,414		JPMorgan Chase & Co	6,065,388
585		Kearny Financial Corp	8,658
16,806		Keycorp	599,638
1,310		KNBT Bancorp, Inc	21,641
500		Lakeland Bancorp, Inc	7,835

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
346		Lakeland Financial Corp	$8,404
3,189		M&T Bank Corp	376,047
712		Macatawa Bank Corp	16,654
1,400		MAF Bancorp, Inc	59,976
419		MainSource Financial Group, Inc	7,303
10,159		Marshall & Ilsley Corp	464,673
820		MB Financial, Inc	28,995
717		MBT Financial Corp	11,472
17,899		Mellon Financial Corp	616,263
243		Mercantile Bank Corp	9,684
5,018		Mercantile Bankshares Corp	178,992
194		MetroCorp Bancshares, Inc	5,680
975		Mid-State Bancshares	27,300
568		Midwest Banc Holdings, Inc	12,638
930		Nara Bancorp, Inc	17,438
142		NASB Financial, Inc	4,795
23,888		National City Corp	864,507
1,778		National Penn Bancshares, Inc	35,311
1,230		NBT Bancorp, Inc	28,573
1,998	*	Net 1 UEPS Technologies, Inc	54,645
1,952		NetBank, Inc	12,942
11,954		New York Community Bancorp, Inc	197,361
4,578		NewAlliance Bancshares, Inc	65,511
19,340		North Fork Bancorporation, Inc	583,488
322	*	Northern Empire Bancshares	7,728
9,064		Northern Trust Corp	501,239
762		Northwest Bancorp, Inc	20,193
428		OceanFirst Financial Corp	9,510
2,757		Old National Bancorp	55,057
662		Old Second Bancorp, Inc	20,522
349		Omega Financial Corp	10,927
929		Oriental Financial Group, Inc	11,854
2,182		Pacific Capital Bancorp	67,904
641		Park National Corp	63,337
1,751		Partners Trust Financial Group, Inc	19,979
552		Pennfed Financial Services, Inc	10,295
431		Peoples Bancorp, Inc	12,861
2,401		People's Bank	78,873
903		PFF Bancorp, Inc	29,943
636	*	Pinnacle Financial Partners, Inc	19,353
481		Placer Sierra Bancshares	11,154
12,112		PNC Financial Services Group, Inc	849,899
11,697		Popular, Inc	224,582
129		Preferred Bank	6,916
537		Premierwest Bancorp	7,749
712		PrivateBancorp, Inc	29,484
1,055		Prosperity Bancshares, Inc	34,699
1,420		Provident Bankshares Corp	51,674
2,921		Provident Financial Services, Inc	52,432
1,895		Provident New York Bancorp	25,052
1,133		R & G Financial Corp (Class B)	9,732
18,949		Regions Financial Corp	627,591
358		Renasant Corp	14,445
2,997		Republic Bancorp, Inc	37,133

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
273		Republic Bancorp, Inc (Class A)	$5,624
226		Royal Bancshares of Pennsylvania (Class A)	5,487
1,339		S&T Bancorp, Inc	44,495
574		S.Y. Bancorp, Inc	15,774
676		Sandy Spring Bancorp, Inc	24,377
343		Santander BanCorp	8,445
291		SCBT Financial Corp	10,374
454		Seacoast Banking Corp of Florida	12,090
340		Security Bank Corp	7,572
354		Shore Bancshares, Inc	9,604
251		Sierra Bancorp	6,581
1,220	*	Signature Bank	39,504
701		Simmons First National Corp (Class A)	20,336
4,172		Sky Financial Group, Inc	98,501
324		Smithtown Bancorp, Inc	7,828
439		Sound Federal Bancorp, Inc	9,127
2,859		South Financial Group, Inc	75,506
460		Southside Bancshares, Inc	10,267
423		Southwest Bancorp, Inc	10,787
16,054		Sovereign Bancorp, Inc	326,057
433		State National Bancshares, Inc	16,502
13,937		State Street Corp	809,600
765		Sterling Bancorp	14,918
1,905		Sterling Bancshares, Inc	35,719
1,155		Sterling Financial Corp	25,295
1,715		Sterling Financial Corp	52,325
421		Suffolk Bancorp	13,788
397		Summit Bancshares, Inc	8,420
479	*	Sun Bancorp, Inc	7,779
15,113		SunTrust Banks, Inc	1,152,517
717	*	Superior Bancorp	7,887
2,146		Susquehanna Bancshares, Inc	51,289
1,352	*	SVB Financial Group	61,462
11,253		Synovus Financial Corp	301,355
140		Taylor Capital Group, Inc	5,713
5,663		TCF Financial Corp	149,786
4,191		TD Banknorth, Inc	123,425
987	*	Texas Capital Bancshares, Inc	22,997
1,846		Texas Regional Bancshares, Inc (Class A)	70,000
383		Texas United Bancshares, Inc	10,781
854		TierOne Corp	28,840
281		Tompkins Trustco, Inc	12,083
617		Trico Bancshares	16,893
2,989		Trustco Bank Corp NY	32,939
2,006		Trustmark Corp	62,126
3,928		UCBH Holdings, Inc	64,969
1,307		UMB Financial Corp	43,575
2,336		Umpqua Holdings Corp	59,918
373		Union Bankshares Corp	16,091
2,225		UnionBanCal Corp	143,713
1,927		United Bankshares, Inc	70,586
1,282		United Community Banks, Inc	39,024
1,315		United Community Financial Corp	15,780
296		United Security Bancshares	6,331

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
488		Univest Corp of Pennsylvania	$13,478
73,978		US Bancorp	2,284,441
451		USB Holding Co, Inc	10,148
4,828		Valley National Bancorp	124,128
301		Vineyard National Bancorp	8,097
495	*	Virginia Commerce Bancorp	11,831
311		Virginia Financial Group, Inc	13,130
4,158		W Holding Co, Inc	27,651
66,847		Wachovia Corp	3,615,086
3,627		Washington Federal, Inc	84,110
39,927		Washington Mutual, Inc	1,819,873
457		Washington Trust Bancorp, Inc	12,668
439	*	Wauwatosa Holdings, Inc	7,489
2,190		Webster Financial Corp	103,894
69,819		Wells Fargo & Co	4,683,525
819		WesBanco, Inc	25,381
861		West Bancorporation, Inc	16,075
702		West Coast Bancorp	20,688
1,472		Westamerica Bancorporation	72,084
548	*	Western Alliance Bancorp	19,059
216		Westfield Financial, Inc	6,264
2,708		Whitney Holding Corp	95,782
619		Willow Grove Bancorp, Inc	9,848
2,792		Wilmington Trust Corp	117,767
766		Wilshire Bancorp, Inc	13,803
905		Wintrust Financial Corp	46,019
228		WSFS Financial Corp	14,011
349		Yardville National Bancorp	12,470
4,408		Zions Bancorporation	343,559
		TOTAL DEPOSITORY INSTITUTIONS	60,309,391

EATING AND DRINKING PLACES - 0.92%
701	*	AFC Enterprises	8,938
3,286		Applebees International, Inc	63,157
4,913		Aramark Corp (Class B)	162,669
396	*	BJ's Restaurants, Inc	8,847
1,354		Bob Evans Farms, Inc	40,633
3,593		Brinker International, Inc	130,426
224	*	Buffalo Wild Wings, Inc	8,581
819	*	California Pizza Kitchen, Inc	22,506
1,284		CBRL Group, Inc	43,553
1,345	*	CEC Entertainment, Inc	43,201
310	*	Chipotle Mexican Grill, Inc	18,894
2,373		CKE Restaurants, Inc	39,416
1,399	*	Cosi, Inc	8,716
6,308		Darden Restaurants, Inc	248,535
3,414	*	Denny's Corp	12,598
1,571		Domino's Pizza, Inc	38,867
836		IHOP Corp	40,195
1,399	*	Jack in the Box, Inc	54,841
2,318	*	Krispy Kreme Doughnuts, Inc	18,869
617		Landry's Restaurants, Inc	20,022
685		Lone Star Steakhouse & Saloon, Inc	17,968
885	*	Luby's, Inc	9,231

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
486	*	McCormick & Schmick's Seafood Restaurants, Inc	$11,567
51,792		McDonald's Corp	1,740,211
421	*	Morton's Restaurant Group, Inc	6,450
915	*	O'Charleys, Inc	15,555
2,753		OSI Restaurant Partners, Inc	95,254
992	*	Papa John's International, Inc	32,934
1,003	*	PF Chang's China Bistro, Inc	38,134
1,414	*	Rare Hospitality International, Inc	40,667
551	*	Red Robin Gourmet Burgers, Inc	23,451
2,449		Ruby Tuesday, Inc	59,780
960	*	Ruth's Chris Steak House, Inc	19,603
1,851	*	Ryan's Restaurant Group, Inc	22,045
3,679	*	Sonic Corp	76,486
31,976	*	Starbucks Corp	1,207,414
2,182	*	Texas Roadhouse, Inc (Class A)	29,501
3,134	*	The Cheesecake Factory, Inc	84,461
978	*	The Steak N Shake Co	14,807
1,388	*	Tim Hortons, Inc	35,741
2,567		Triarc Cos (Class B)	40,122
4,897		Wendy's International, Inc	285,446
11,327		Yum! Brands, Inc	569,408
		TOTAL EATING AND DRINKING PLACES	5,509,700

EDUCATIONAL SERVICES - 0.14%
5,822	*	Apollo Group, Inc (Class A)	300,823
4,061	*	Career Education Corp	121,383
3,600	*	Corinthian Colleges, Inc	51,696
2,531	*	DeVry, Inc	55,606
960	*	Educate, Inc	7,354
1,874	*	ITT Educational Services, Inc	123,328
1,897	*	Laureate Education, Inc	80,869
619		Strayer Education, Inc	60,117
757	*	Universal Technical Institute, Inc	16,669
		TOTAL EDUCATIONAL SERVICES	817,845

ELECTRIC, GAS, AND SANITARY SERVICES - 4.01%
27,367	*	AES Corp	504,939
3,379		AGL Resources, Inc	128,807
6,792	*	Allegheny Energy, Inc	251,779
965		Allete, Inc	45,693
4,909		Alliant Energy Corp	168,379
10,361	*	Allied Waste Industries, Inc	117,701
8,303		Ameren Corp	419,302
473		American Ecology Corp	12,535
16,436		American Electric Power Co, Inc	562,933
687		American States Water Co	24,492
5,389		Aqua America, Inc	122,815
15,554	*	Aquila, Inc	65,482
3,122		Atmos Energy Corp	87,135
2,313		Avista Corp	52,806
1,364		Black Hills Corp	46,826
804		California Water Service Group	28,735
485		Cascade Natural Gas Corp	10,229
982	*	Casella Waste Systems, Inc (Class A)	12,854

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
12,920		Centerpoint Energy, Inc	$161,500
680		CH Energy Group, Inc	32,640
701	*	Clean Harbors, Inc	28,257
1,960		Cleco Corp	45,570
9,177	*	CMS Energy Corp	118,750
10,301		Consolidated Edison, Inc	457,776
7,366		Constellation Energy Group, Inc	401,594
4,850	*	Covanta Holding Corp	85,603
366		Crosstex Energy, Inc	34,799
14,356		Dominion Resources, Inc	1,073,685
5,231		DPL, Inc	140,191
7,403		DTE Energy Co	301,598
51,480		Duke Energy Corp	1,511,968
3,128		Duquesne Light Holdings, Inc	51,424
14,642	*	Dynegy, Inc (Class A)	80,092
13,586		Edison International	529,854
27,078		El Paso Corp	406,170
1,996	*	El Paso Electric Co	40,239
1,058		Empire District Electric Co	21,742
3,223		Energen Corp	123,795
6,224		Energy East Corp	148,940
283		EnergySouth, Inc	8,838
8,645		Entergy Corp	611,634
27,828		Exelon Corp	1,581,465
13,707		FirstEnergy Corp	743,056
16,651		FPL Group, Inc	689,018
3,348		Great Plains Energy, Inc	93,275
3,376		Hawaiian Electric Industries, Inc	94,224
1,880		Idacorp, Inc	64,465
700		ITC Holdings Corp	18,606
7,376		KeySpan Corp	297,990
4,418		Kinder Morgan, Inc	441,314
945		Laclede Group, Inc	32,470
261		Markwest Hydrocarbon, Inc	6,460
4,813		MDU Resources Group, Inc	176,204
1,058		Metal Management, Inc	32,396
838		MGE Energy, Inc	26,104
12,462	*	Mirant Corp	333,982
3,486		National Fuel Gas Co	122,498
1,399		New Jersey Resources Corp	65,445
1,785		Nicor, Inc	74,078
11,339		NiSource, Inc	247,663
6,117		Northeast Utilities	126,438
1,464		Northwest Natural Gas Co	54,212
1,469		NorthWestern Corp	50,460
5,733	*	NRG Energy, Inc	276,216
4,590		NSTAR	131,274
3,772		OGE Energy Corp	132,133
4,753		Oneok, Inc	161,792
500		Ormat Technologies, Inc	19,075
1,016		Otter Tail Corp	27,767
1,548		Peoples Energy Corp	55,589
7,938		Pepco Holdings, Inc	187,178
14,195		PG&E Corp	557,580

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
379	*	Pico Holdings, Inc	$12,223
3,246		Piedmont Natural Gas Co, Inc	78,878
880	*	Pike Electric Corp	16,949
4,064		Pinnacle West Capital Corp	162,194
2,373	*	Plug Power, Inc	11,082
3,021		PNM Resources, Inc	75,404
1,113		Portland General Electric Co	27,792
15,806		PPL Corp	510,534
10,602		Progress Energy, Inc	454,508
328	v*	Progress Energy, Inc	3
10,449		Public Service Enterprise Group, Inc	690,888
4,827		Puget Energy, Inc	103,684
3,564		Questar Corp	286,866
12,740	*	Reliant Energy, Inc	152,625
5,005		Republic Services, Inc	201,902
750		Resource America, Inc (Class A)	14,288
4,756		SCANA Corp	183,486
10,772		Sempra Energy	489,911
8,347	*	Sierra Pacific Resources	116,858
574		SJW Corp	14,608
1,084		South Jersey Industries, Inc	29,691
30,835		Southern Co	988,262
4,157		Southern Union Co	112,488
1,608		Southwest Gas Corp	50,395
850		Southwest Water Co	10,175
1,901	*	Stericycle, Inc	123,755
2,563		Synagro Technologies, Inc	10,073
8,855		TECO Energy, Inc	132,294
19,223		TXU Corp	1,149,343
3,946		UGI Corp	97,151
534		UIL Holdings Corp	30,059
1,317		Unisource Energy Corp	41,025
3,161		Vectren Corp	86,137
1,995	*	Waste Connections, Inc	72,618
699	*	Waste Services, Inc	6,284
3,515		Westar Energy, Inc	73,991
2,629		Western Gas Resources, Inc	157,346
1,987		WGL Holdings, Inc	57,524
24,734		Williams Cos, Inc	577,809
4,867		Wisconsin Energy Corp	196,140
1,788		WPS Resources Corp	88,685
16,446		Xcel Energy, Inc	315,434
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	24,011,890

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.85%
1,312	*	Actel Corp	18,827
1,798		Acuity Brands, Inc	69,960
5,029	*	Adaptec, Inc	21,826
4,855	*	ADC Telecommunications, Inc	81,855
2,856		Adtran, Inc	64,060
1,511	*	Advanced Analogic Technologies, Inc	15,835
1,451	*	Advanced Energy Industries, Inc	19,211
20,234	*	Advanced Micro Devices, Inc	494,114
2,986	*	Aeroflex, Inc	34,847

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
7,045	*	Agere Systems, Inc	$103,562
15,008	*	Altera Corp	263,390
6,947		American Power Conversion Corp	135,397
1,237	*	American Superconductor Corp	10,923
2,949		Ametek, Inc	139,724
1,431	*	AMIS Holdings, Inc	14,310
4,595	*	Amkor Technology, Inc	43,469
3,754		Amphenol Corp (Class A)	210,074
1,996	*	Anadigics, Inc	13,413
15,003		Analog Devices, Inc	482,196
6,363	*	Andrew Corp	56,376
13,597	*	Applied Micro Circuits Corp	37,120
4,679	*	Arris Group, Inc	61,388
1,871	*	Atheros Communications, Inc	35,474
19,039	*	Atmel Corp	105,666
1,346	*	ATMI, Inc	33,139
6,965	*	Avanex Corp	12,258
5,634	*	Avnet, Inc	112,793
2,105		AVX Corp	33,238
1,359		Baldor Electric Co	42,523
574		Bel Fuse, Inc (Class B)	18,833
2,670	*	Benchmark Electronics, Inc	64,400
2,332	*	Bookham, Inc	7,836
18,939	*	Broadcom Corp (Class A)	569,117
3,252	*	Broadwing Corp	33,658
11,884	*	Brocade Communications Systems, Inc	72,968
933	*	CalAmp Corp	8,294
4,359	*	Capstone Turbine Corp	9,939
859	*	Carrier Access Corp	7,104
1,387	*	C-COR, Inc	10,708
1,168	*	Ceradyne, Inc	57,804
1,439	*	Checkpoint Systems, Inc	31,960
1,155	*	China BAK Battery, Inc	9,829
25,357	*	Ciena Corp	121,967
254,111	*	Cisco Systems, Inc	4,962,788
812	*	Color Kinetics, Inc	15,355
821	*	Comtech Telecommunications Corp	24,031
8,343	*	Comverse Technology, Inc	164,941
22,516	*	Conexant Systems, Inc	56,290
3,057	*	Cree, Inc	72,634
1,756		CTS Corp	26,147
926		Cubic Corp	18,159
5,792	*	Cypress Semiconductor Corp	84,216
826	*	Diodes, Inc	34,229
783	*	Ditech Networks, Inc	6,828
1,449	*	Dolby Laboratories, Inc (Class A)	33,762
1,600	*	DSP Group, Inc	39,760
825	*	DTS, Inc	16,071
1,088	*	Electro Scientific Industries, Inc	19,573
2,209	*	Emcore Corp	21,206
17,062		Emerson Electric Co	1,429,966
617	*	EMS Technologies, Inc	11,087
2,621	*	Energizer Holdings, Inc	153,569
1,626	*	Energy Conversion Devices, Inc	59,235

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,922	*	EnerSys	$40,170
2,770	*	Evergreen Solar, Inc	35,955
1,243	*	Exar Corp	16,495
4,757	*	Fairchild Semiconductor International, Inc	86,435
10,287	*	Finisar Corp	33,638
942		Franklin Electric Co, Inc	48,645
16,741	*	Freescale Semiconductor, Inc (Class B)	492,185
2,947	*	FuelCell Energy, Inc	28,232
10,703	*	Gemstar-TV Guide International, Inc	37,675
1,091	*	Genlyte Group, Inc	79,021
4,791	*	GrafTech International Ltd	27,788
700	*	Greatbatch, Inc	16,520
2,726		Harman International Industries, Inc	232,719
2,986	*	Harmonic, Inc	13,377
5,706		Harris Corp	236,856
3,617	*	Hexcel Corp	56,823
534	*	Hittite Microwave Corp	19,309
34,411		Honeywell International, Inc	1,386,763
956	*	Hutchinson Technology, Inc	20,678
477	*	ID Systems, Inc	8,457
700	*	Ikanos Communications, Inc	10,633
1,456		Imation Corp	59,769
8,324	*	Integrated Device Technology, Inc	118,034
241,791		Intel Corp	4,581,939
2,259	*	Interdigital Communications Corp	78,862
2,499	*	International DisplayWorks, Inc	12,995
2,980	*	International Rectifier Corp	116,458
5,922		Intersil Corp (Class A)	137,687
1,030		Inter-Tel, Inc	21,692
1,695	*	InterVoice, Inc	12,068
530	*	iRobot Corp	13,186
684	*	IXYS Corp	6,566
67,933	*	JDS Uniphase Corp	171,870
3,758	*	Kemet Corp	34,649
4,851		L-3 Communications Holdings, Inc	365,862
577	*	Lamson & Sessions Co	16,364
4,763	*	Lattice Semiconductor Corp	29,435
1,766		Lincoln Electric Holdings, Inc	110,640
12,613		Linear Technology Corp	422,409
1,023	*	Littelfuse, Inc	35,171
472	*	Loral Space & Communications, Inc	13,386
683		LSI Industries, Inc	11,604
15,835	*	LSI Logic Corp	141,723
186,144	*	Lucent Technologies, Inc	450,468
2,849	*	Mattson Technology, Inc	27,835
13,516		Maxim Integrated Products, Inc	433,999
603	*	Maxwell Technologies, Inc	11,837
7,077	*	McData Corp (Class A)	28,878
1,064	*	Medis Technologies Ltd	21,578
5,816	*	MEMC Electronic Materials, Inc	218,100
820	*	Mercury Computer Systems, Inc	12,620
1,572		Methode Electronics, Inc	16,522
573	*	Metrologic Instruments, Inc	8,601
3,046	*	Micrel, Inc	30,490

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
8,890		Microchip Technology, Inc	$298,260
30,110	*	Micron Technology, Inc	453,457
2,827	*	Microsemi Corp	68,922
2,270	*	Microtune, Inc	14,210
4,570	*	Mindspeed Technologies, Inc	11,014
2,659	*	MIPS Technologies, Inc	16,140
1,348	*	Mobility Electronics, Inc	9,786
5,851		Molex, Inc	196,418
903	*	Monolithic Power Systems, Inc	10,682
1,599	*	Moog, Inc	54,718
972	*	MoSys, Inc	7,601
102,945		Motorola, Inc	2,074,342
5,559	*	MRV Communications, Inc	17,288
383	*	Multi-Fineline Electronix, Inc	12,712
181		National Presto Industries, Inc	9,463
14,028		National Semiconductor Corp	334,568
678	*	Netlogic Microsystems, Inc	21,866
15,421	*	Network Appliance, Inc	544,361
5,298	*	Novellus Systems, Inc	130,861
14,404	*	Nvidia Corp	306,661
2,321	*	Omnivision Technologies, Inc	49,020
6,584	*	ON Semiconductor Corp	38,714
4,194	*	Openwave Systems, Inc	48,399
830	*	Oplink Communications Inc	15,197
803	*	Optical Communication Products, Inc	1,614
575	*	OSI Systems, Inc	10,218
856		Park Electrochemical Corp	22,042
764	*	Parkervision, Inc	6,952
824	*	Pericom Semiconductor Corp	6,839
1,953	*	Photronics, Inc	28,904
2,177		Plantronics, Inc	48,351
1,988	*	Plexus Corp	68,009
1,080	*	PLX Technology, Inc	13,198
8,628	*	PMC - Sierra, Inc	81,103
3,736	*	Polycom, Inc	81,893
1,451	*	Portalplayer, Inc	14,234
242	*	Powell Industries, Inc	5,791
1,009	*	Power Integrations, Inc	17,637
2,878	*	Power-One, Inc	18,995
5,088	*	Powerwave Technologies, Inc	46,403
6,640	*	QLogic Corp	114,474
69,664		Qualcomm, Inc	2,791,436
3,100	*	Quantum Fuel Systems Technologies Worldwide, Inc	10,540
5,923		RadioShack Corp	82,922
732	*	Radyne Corp	8,330
3,662	*	Rambus, Inc	83,530
752		Raven Industries, Inc	23,688
1,279		Regal-Beloit Corp	56,468
8,950	*	RF Micro Devices, Inc	53,432
7,106		Rockwell Collins, Inc	397,012
756	*	Rogers Corp	42,593
21,733	*	Sanmina-SCI Corp	99,972
2,802	*	Semtech Corp	40,489
3,657	*	Silicon Image, Inc	39,422

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,056	*	Silicon Laboratories, Inc	$72,268
4,590	*	Silicon Storage Technology, Inc	18,635
1,034	*	Sirenza Microdevices, Inc	12,553
58,230	*	Sirius Satellite Radio, Inc	276,593
6,774	*	Skyworks Solutions, Inc	37,325
2,160	*	Spansion, Inc	34,430
1,361	*	Spectrum Brands, Inc	17,584
1,222	*	Standard Microsystems Corp	26,676
3,972	*	Stratex Networks, Inc	13,465
530	*	Sunpower Corp	14,851
485	*	Supertex, Inc	19,371
6,440	*	Sycamore Networks, Inc	26,146
2,092	*	Symmetricom, Inc	14,790
807	*	Synaptics, Inc	17,270
1,696		Technitrol, Inc	39,262
2,237	*	Tekelec	27,627
1,676		Teleflex, Inc	90,538
18,955	*	Tellabs, Inc	252,291
1,866	*	Tessera Technologies, Inc	51,315
64,748		Texas Instruments, Inc	1,961,217
2,565	*	Thomas & Betts Corp	131,585
8,259	*	Transmeta Corp	13,380
3,536	*	Transwitch Corp	7,461
2,387	*	Trident Microsystems, Inc	45,305
6,366	*	Triquint Semiconductor, Inc	28,392
1,955	*	TTM Technologies, Inc	28,289
711	*	Ulticom, Inc	7,444
1,134	*	Universal Display Corp	15,094
621	*	Universal Electronics, Inc	10,998
4,907	*	Utstarcom, Inc	38,226
2,374	*	Varian Semiconductor Equipment Associates, Inc	77,416
966	*	Viasat, Inc	24,807
772		Vicor Corp	12,792
488	*	Virage Logic Corp	4,582
6,626	*	Vishay Intertechnology, Inc	104,236
440	*	Volterra Semiconductor Corp	6,714
2,971		Whirlpool Corp	245,553
14,466		Xilinx, Inc	327,655
4,672	*	Zhone Technologies, Inc	9,531
660	*	Zoltek Cos, Inc	19,727
2,133	*	Zoran Corp	51,917
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	35,039,365

ENGINEERING AND MANAGEMENT SERVICES - 0.80%
728	*	Advisory Board Co	35,010
4,448	*	Amylin Pharmaceuticals, Inc	219,598
2,911	*	Applera Corp (Celera Genomics Group)	37,697
3,964	*	Ariad Pharmaceuticals, Inc	17,878
349		CDI Corp	10,121
14,437	*	Celgene Corp	684,747
489	*	Cornell Cos, Inc	7,511
1,694		Corporate Executive Board Co	169,739
392	*	CRA International, Inc	17,695
2,042	*	CV Therapeutics, Inc	28,527

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,347	*	deCODE genetics, Inc	$14,528
1,088	*	DiamondCluster International, Inc	8,617
3,765	*	Digitas, Inc	43,749
1,409	*	Diversa Corp	13,611
1,976	*	eResearch Technology, Inc	17,982
653	*	Essex Corp	12,028
2,898	*	Exelixis, Inc	29,125
700	*	Exponent, Inc	11,830
897	*	First Consulting Group, Inc	7,929
3,640		Fluor Corp	338,265
2,148	*	Gen-Probe, Inc	115,949
2,397	*	Harris Interactive, Inc	13,663
2,020	*	Hewitt Associates, Inc	45,410
717	*	Huron Consulting Group, Inc	25,160
2,712	*	ICOS Corp	59,637
2,654	*	Incyte Corp	12,208
1,108	*	Infrasource Services, Inc	20,177
4,108	*	Isis Pharmaceuticals, Inc	24,853
2,403	*	Jacobs Engineering Group, Inc	191,375
514	*	Kendle International, Inc	18,879
855	*	Keryx Biopharmaceuticals, Inc	12,141
402		Landauer, Inc	19,256
998	*	LECG Corp	18,433
3,091	*	Lexicon Genetics, Inc	13,569
1,393	*	Lifecell Corp	43,072
1,458	*	Luminex Corp	25,355
885		MAXIMUS, Inc	20,488
1,339	*	Maxygen, Inc	10,016
4,374	*	Monogram Biosciences, Inc	8,661
10,093		Moody's Corp	549,665
281	*	MTC Technologies, Inc	6,640
1,748	*	Myriad Genetics, Inc	44,137
1,944	*	Navigant Consulting, Inc	44,032
1,115	*	Omnicell, Inc	15,409
14,141		Paychex, Inc	551,216
1,452	*	Per-Se Technologies, Inc	36,561
4,086		Pharmaceutical Product Development, Inc	143,500
6,614		Quest Diagnostics, Inc	396,311
1,631	*	Regeneron Pharmaceuticals, Inc	20,909
5,690	*	Rentech, Inc	26,458
1,988	*	Resources Connection, Inc	49,740
1,502	*	Rigel Pharmaceuticals, Inc	14,614
1,126	*	Sangamo Biosciences, Inc	6,643
2,128	*	Savient Pharmaceuticals, Inc	11,172
793	*	Senomyx, Inc	11,443
700	*	SFBC International, Inc	10,612
3,350	*	Shaw Group, Inc	93,130
795	*	Sourcecorp	19,708
1,265	*	Symyx Technologies, Inc	30,550
349	*	Tejon Ranch Co	14,365
2,028	*	Telik, Inc	33,462
2,074	*	Tetra Tech, Inc	36,793
613	*	Trimeris, Inc	7,043
2,124	*	URS Corp	89,208

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,271		Washington Group International, Inc	$67,795
1,817		Watson Wyatt & Co Holdings	63,849
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,819,454

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
1,549	*	Home Solutions of America, Inc	9,557
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	9,557

FABRICATED METAL PRODUCTS - 0.40%
1,462	*	Alliant Techsystems, Inc	111,624
293		Ameron International Corp	19,637
1,566		Aptargroup, Inc	77,689
4,228		Ball Corp	156,605
754		CIRCOR International, Inc	22,989
4,904		Commercial Metals Co	126,033
866	*	Commercial Vehicle Group, Inc	17,909
2,125		Crane Co	88,400
6,972	*	Crown Holdings, Inc	108,554
400		Dynamic Materials Corp	13,492
1,108	*	Griffon Corp	28,919
281		Gulf Island Fabrication, Inc	5,631
20,830		Illinois Tool Works, Inc	989,425
590		Insteel Industries, Inc	14,278
3,078	*	Jacuzzi Brands, Inc	27,086
583	*	Ladish Co, Inc	21,845
394		Lifetime Brands, Inc	8,538
1,434	*	Mobile Mini, Inc	41,959
1,057	*	Mueller Water Products, Inc	18,402
974	*	NCI Building Systems, Inc	51,788
4,228		Pentair, Inc	144,555
866		Silgan Holdings, Inc	32,051
1,564		Simpson Manufacturing Co, Inc	56,382
1,199	*	Smith & Wesson Holding Corp	9,856
2,411		Snap-On, Inc	97,453
2,587	*	Taser International, Inc	20,463
708		Valmont Industries, Inc	32,915
1,041		Watts Water Technologies, Inc (Class A)	34,926
		TOTAL FABRICATED METAL PRODUCTS	2,379,404

FOOD AND KINDRED PRODUCTS - 2.90%
32,360		Anheuser-Busch Cos, Inc	1,475,292
27,198		Archer Daniels Midland Co	1,122,733
417	*	Boston Beer Co, Inc (Class A)	12,214
1,048	*	Burger King Holdings, Inc	16,506
9,822		Campbell Soup Co	364,494
136		Coca-Cola Bottling Co Consolidated	6,905
84,698		Coca-Cola Co	3,643,708
12,720		Coca-Cola Enterprises, Inc	259,106
21,579		ConAgra Foods, Inc	477,134
7,980	*	Constellation Brands, Inc (Class A)	199,500
3,054		Corn Products International, Inc	93,452
3,121	*	Darling International, Inc	14,138
8,316		Del Monte Foods Co	93,389
645		Diamond Foods, Inc	10,365

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
290		Farmer Bros Co	$6,287
2,152		Flowers Foods, Inc	61,633
14,320		General Mills, Inc	739,771
1,898	*	Gold Kist, Inc	25,376
13,929		H.J. Heinz Co	574,153
658	*	Hansen Natural Corp	125,263
7,323		Hershey Co	403,278
3,071		Hormel Foods Corp	114,057
477		Imperial Sugar Co	11,314
493		J&J Snack Foods Corp	16,304
2,236		J.M. Smucker Co	99,949
903	*	Jones Soda Co	8,127
10,264		Kellogg Co	497,086
8,765		Kraft Foods, Inc (Class A)	270,839
1,299		Lancaster Colony Corp	51,272
1,209		Lance, Inc	27,831
367	*	M&F Worldwide Corp	5,909
5,680		McCormick & Co, Inc	190,564
385		MGP Ingredients, Inc	8,940
2,108		Molson Coors Brewing Co (Class B)	143,091
234		National Beverage Corp	3,358
477	*	Peet's Coffee & Tea, Inc	14,401
5,915		Pepsi Bottling Group, Inc	190,167
2,587		PepsiAmericas, Inc	57,199
68,910		PepsiCo, Inc	4,137,356
790		Premium Standard Farms, Inc	12,822
1,226	*	Ralcorp Holdings, Inc	52,142
880		Reddy Ice Holdings, Inc	17,908
3,587		Reynolds American, Inc	413,581
659		Sanderson Farms, Inc	18,445
31,610		Sara Lee Corp	506,392
3,952	*	Smithfield Foods, Inc	113,936
1,391		Tootsie Roll Industries, Inc	40,520
1,498		Topps Co, Inc	12,314
1,153	*	TreeHouse Foods, Inc	27,545
9,247		Tyson Foods, Inc (Class A)	137,425
9,758		Wrigley (Wm.) Jr Co	442,623
		TOTAL FOOD AND KINDRED PRODUCTS	17,368,114

FOOD STORES - 0.26%
70		Arden Group, Inc (Class A)	7,922
646		Great Atlantic & Pacific Tea Co, Inc	14,677
417		Ingles Markets, Inc (Class A)	7,089
30,040		Kroger Co	656,674
1,250	*	Panera Bread Co (Class A)	84,050
935	*	Pantry, Inc	53,800
2,148	*	Pathmark Stores, Inc	20,213
1,648		Ruddick Corp	40,392
8,509		Supervalu, Inc	261,226
462		Weis Markets, Inc	19,034
5,832		Whole Foods Market, Inc	376,980
1,375	*	Wild Oats Markets, Inc	26,950
		TOTAL FOOD STORES	1,569,007

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
FORESTRY - 0.13%
3,312		Rayonier, Inc	$125,558
10,234		Weyerhaeuser Co	637,066
		TOTAL FORESTRY	762,624

FURNITURE AND FIXTURES - 0.33%
3,059	*	BE Aerospace, Inc	69,929
1,362		Ethan Allen Interiors, Inc	49,781
1,610		Furniture Brands International, Inc	33,552
2,979		Herman Miller, Inc	76,769
2,552		Hillenbrand Industries, Inc	123,772
2,129		HNI Corp	96,550
308		Hooker Furniture Corp	5,165
2,650	*	Interface, Inc (Class A)	30,342
8,027		Johnson Controls, Inc	659,980
921		Kimball International, Inc (Class B)	18,153
1,728		La-Z-Boy, Inc	24,192
7,813		Leggett & Platt, Inc	195,169
16,511		Masco Corp	489,386
841		Sealy Corp	11,160
2,316	*	Select Comfort Corp	53,199
408		Stanley Furniture Co, Inc	9,780
2,083	*	Tempur-Pedic International, Inc	28,141
1,050	*	Williams Scotsman International, Inc	22,932
		TOTAL FURNITURE AND FIXTURES	1,997,952

FURNITURE AND HOMEFURNISHINGS STORES - 0.35%
11,755	*	Bed Bath & Beyond, Inc	389,913
16,716		Best Buy Co, Inc	916,705
7,168		Circuit City Stores, Inc	195,113
652	*	Cost Plus, Inc	9,558
2,722	*	GameStop Corp	114,324
995	*	Guitar Center, Inc	44,248
621		Haverty Furniture Cos, Inc	9,743
1,390		Knoll, Inc	25,520
2,216	*	Mohawk Industries, Inc	155,896
3,265		Pier 1 Imports, Inc	22,790
997	*	Restoration Hardware, Inc	7,158
3,202		Steelcase, Inc (Class A)	52,673
978		Tuesday Morning Corp	12,861
4,127		Williams-Sonoma, Inc	140,524
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	2,097,026

GENERAL BUILDING CONTRACTORS - 0.36%
208	*	Avatar Holdings, Inc	11,850
1,681		Beazer Homes USA, Inc	77,107
436		Brookfield Homes Corp	14,366
266	*	Cavco Industries, Inc	11,821
5,043		Centex Corp	253,663
12,810		DR Horton, Inc	305,150
2,020	*	Hovnanian Enterprises, Inc (Class A)	60,762
3,347		KB Home	153,460
5,705		Lennar Corp (Class A)	253,131
693		Levitt Corp (Class A)	11,088

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
404		M/I Homes, Inc	$14,172
131	v*	Mascotech (Escrow)	(0)
902		McGrath RentCorp	25,085
1,351		MDC Holdings, Inc	70,157
1,066	*	Meritage Homes Corp	50,368
202	*	NVR, Inc	99,233
555	*	Palm Harbor Homes, Inc	9,762
1,161	*	Perini Corp	26,123
8,845		Pulte Homes, Inc	254,648
1,823		Ryland Group, Inc	79,428
2,754		Standard-Pacific Corp	70,778
256	*	Team, Inc	6,413
975		Technical Olympic USA, Inc	14,001
5,250	*	Toll Brothers, Inc	134,242
1,806		Walter Industries, Inc	104,116
1,384	*	WCI Communities, Inc	27,874
		TOTAL GENERAL BUILDING CONTRACTORS	2,138,798

GENERAL MERCHANDISE STORES - 1.77%
1,632	*	99 Cents Only Stores	17,071
4,672	*	Big Lots, Inc	79,798
2,939	*	BJ's Wholesale Club, Inc	83,321
468		Bon-Ton Stores, Inc	10,240
1,094	*	Cabela's, Inc	21,070
2,116		Casey's General Stores, Inc	52,921
381	*	Conn's, Inc	10,116
19,582		Costco Wholesale Corp	1,118,720
2,550		Dillard's, Inc (Class A)	81,218
13,270		Dollar General Corp	185,515
6,221		Family Dollar Stores, Inc	151,979
22,816		Federated Department Stores, Inc	835,066
1,377		Fred's, Inc	18,383
9,754		JC Penney Co, Inc	658,493
1,190	*	Retail Ventures, Inc	21,206
5,658		Saks, Inc	91,490
875		Stein Mart, Inc	12,950
36,126		Target Corp	1,765,478
19,025		TJX Cos, Inc	434,911
102,187		Wal-Mart Stores, Inc	4,922,348
		TOTAL GENERAL MERCHANDISE STORES	10,572,294

HEALTH SERVICES - 1.59%
505	*	Alliance Imaging, Inc	3,232
802	*	Amedisys, Inc	30,396
1,521	*	American Retirement Corp	49,843
8,706		AmerisourceBergen Corp	364,956
1,100	*	Amsurg Corp	25,025
1,862	*	Apria Healthcare Group, Inc	35,192
339	*	Bio-Reference Labs, Inc	7,377
620		Brookdale Senior Living, Inc	27,739
18,382		Caremark Rx, Inc	916,710
4,979		Cigna Corp	490,481
4,175	*	Community Health Systems, Inc	153,431
242	*	Corvel Corp	6,050

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,045	*	Covance, Inc	$125,195
6,584	*	Coventry Health Care, Inc	361,725
1,087	*	Cross Country Healthcare, Inc	19,773
4,288	*	DaVita, Inc	213,114
2,603	*	Edwards Lifesciences Corp	118,254
1,006	*	Enzo Biochem, Inc	15,170
5,124	*	Express Scripts, Inc	367,596
1,315	*	Five Star Quality Care, Inc	14,557
963	*	Genesis HealthCare Corp	45,617
1,154	*	Genomic Health, Inc	13,583
968	*	Gentiva Health Services, Inc	15,517
16,234		HCA, Inc	700,497
10,183		Health Management Associates, Inc (Class A)	200,707
1,438	*	Healthways, Inc	75,696
401	*	Horizon Health Corp	8,373
1,110	*	Hythiam, Inc	7,737
1,499	*	Kindred Healthcare, Inc	38,974
5,185	*	Laboratory Corp of America Holdings	322,663
781		LCA-Vision, Inc	41,323
474	*	LHC Group, Inc	9,442
2,397	*	LifePoint Hospitals, Inc	77,016
3,943	*	Lincare Holdings, Inc	149,203
1,543	*	Magellan Health Services, Inc	69,913
3,202		Manor Care, Inc	150,238
1,055	*	Matria Healthcare, Inc	22,598
12,687		McKesson Corp	599,841
275	*	Medcath Corp	5,181
12,598	*	Medco Health Solutions, Inc	721,613
254		National Healthcare Corp	11,316
3,487	*	Nektar Therapeutics	63,952
620	*	Nighthawk Radiology Holdings, Inc	11,123
1,899	*	Odyssey HealthCare, Inc	33,365
1,779		Option Care, Inc	21,312
2,070	*	Pediatrix Medical Group, Inc	93,771
2,264	*	Psychiatric Solutions, Inc	64,886
418	*	Radiation Therapy Services, Inc	11,248
635	*	RehabCare Group, Inc	11,036
2,322	*	Sierra Health Services, Inc	104,560
1,400	*	Stereotaxis, Inc	15,106
956	*	Sun Healthcare Group, Inc	8,308
1,702	*	Sunrise Senior Living, Inc	47,060
636	*	Symbion, Inc	13,203
19,680	*	Tenet Healthcare Corp	137,366
3,565	*	Triad Hospitals, Inc	141,142
1,920	*	United Surgical Partners International, Inc	57,734
1,959		Universal Health Services, Inc (Class B)	98,459
513	*	VistaCare, Inc (Class A)	6,207
26,404	*	WellPoint, Inc	1,921,419
		TOTAL HEALTH SERVICES	9,494,121

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
1,460		Granite Construction, Inc	66,094
852	*	Matrix Service Co	9,747
372	*	Sterling Construction Co, Inc	10,267
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	86,108

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
HOLDING AND OTHER INVESTMENT OFFICES - 3.15%
4,105		Aames Investment Corp	$20,484
1,314		Acadia Realty Trust	31,076
1,376	*	Affiliated Managers Group, Inc	119,561
1,256	*	Affordable Residential Communities	13,502
287		Agree Realty Corp	9,749
105	*	Alexander's, Inc	28,535
1,076		Alexandria Real Estate Equities, Inc	95,420
5,607		Allied Capital Corp	161,313
3,608		AMB Property Corp	182,384
557		American Campus Communities, Inc	13,841
5,376		American Financial Realty Trust	52,040
1,808		American Home Mortgage Investment Corp	66,643
6,409		Annaly Mortgage Management, Inc	82,099
1,952		Anthracite Capital, Inc	23,736
2,610		Anworth Mortgage Asset Corp	21,663
4,072		Apartment Investment & Management Co (Class A)	176,928
3,362		Apollo Investment Corp	62,130
386		Arbor Realty Trust, Inc	9,669
8,606		Archstone-Smith Trust	437,787
1,785		Ashford Hospitality Trust, Inc	22,527
3,090		AvalonBay Communities, Inc	341,816
2,324		BioMed Realty Trust, Inc	69,581
4,625		Boston Properties, Inc	418,100
3,601		Brandywine Realty Trust	115,844
2,053		BRE Properties, Inc (Class A)	112,915
2,338		Camden Property Trust	171,960
1,408		Capital Lease Funding, Inc	16,065
111		Capital Southwest Corp	11,594
440		Capital Trust, Inc	15,673
2,458		CarrAmerica Realty Corp	109,504
2,589		CBL & Associates Properties, Inc	100,790
880		Cedar Shopping Centers, Inc	12,954
448		CentraCore Properties Trust	11,088
184		Cherokee, Inc	7,610
1,888		Colonial Properties Trust	93,267
542		Compass Diversified Trust	7,734
1,573		Corporate Office Properties Trust	66,192
1,880		Cousins Properties, Inc	58,148
3,197		Crescent Real Estate Equities Co	59,336
2,139		Deerfield Triarc Capital Corp	27,764
4,289		Developers Diversified Realty Corp	223,800
2,671		DiamondRock Hospitality Co	39,558
960		Digital Realty Trust, Inc	23,702
5,546		Duke Realty Corp	194,942
833		EastGroup Properties, Inc	38,884
834		Education Realty Trust, Inc	13,886
144	*	Enstar Group, Inc	13,275
1,094		Entertainment Properties Trust	47,097
2,250		Equity Inns, Inc	37,260
892		Equity Lifestyle Properties, Inc	39,096
15,212		Equity Office Properties Trust	555,390

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES	COMPANY	VALUE
1,360	Equity One, Inc	$28,424
12,076	Equity Residential	540,159
1,051	Essex Property Trust, Inc	117,355
2,180	Extra Space Storage, Inc	35,403
2,233	Federal Realty Investment Trust	156,310
2,310	FelCor Lodging Trust, Inc	50,219
3,003	Fieldstone Investment Corp	27,507
1,840	First Industrial Realty Trust, Inc	69,810
858	First Potomac Realty Trust	25,560
2,056	Franklin Street Properties Corp	40,462
6,196	Friedman Billings Ramsey Group, Inc	67,970
7,148	General Growth Properties, Inc	322,089
755	Getty Realty Corp	21,472
395	Gladstone Capital Corp	8,449
629	Gladstone Investment Corp	9,435
1,068	Glenborough Realty Trust, Inc	23,005
1,627	Glimcher Realty Trust	40,366
620	Global Signal, Inc	28,718
2,180	GMH Communities Trust	28,732
695	Gramercy Capital Corp	18,001
682	Harris & Harris Group, Inc	7,529
5,790	Health Care Property Investors, Inc	154,825
2,627	Health Care REIT, Inc	91,814
1,823	Healthcare Realty Trust, Inc	58,063
1,044	Heritage Property Investment Trust	36,456
1,137	Hersha Hospitality Trust	10,563
2,478	Highland Hospitality Corp	34,890
2,254	Highwoods Properties, Inc	81,550
1,273	Home Properties, Inc	70,664
1,920	HomeBanc Corp	15,245
2,995	Hospitality Properties Trust	131,540
21,599	Host Marriott Corp	472,370
8,972	HRPT Properties Trust	103,716
3,059	IMPAC Mortgage Holdings, Inc	34,200
3,626	Inland Real Estate Corp	53,955
2,210	Innkeepers U.S.A. Trust	38,189
1,721	Investors Real Estate Trust	15,541
4,300	iShares Russell 2000 Index Fund	309,170
6,800	iShares Russell Midcap Index Fund	623,900
4,703	iStar Financial, Inc	177,538
880	JER Investors Trust, Inc	13,684
1,329	Kilroy Realty Corp	96,020
8,620	Kimco Realty Corp	314,544
1,660	Kite Realty Group Trust	25,879
3,045	KKR Financial Corp	63,366
1,848	LaSalle Hotel Properties	85,562
2,194	Lexington Corporate Properties Trust	47,390
3,564	Liberty Property Trust	157,529
1,306	LTC Properties, Inc	29,189
3,289	Luminent Mortgage Capital, Inc	30,456
2,939	Macerich Co	206,318
2,594	Mack-Cali Realty Corp	119,116
1,740	Maguire Properties, Inc	61,196
1,644	Medical Properties Trust, Inc	18,150

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,170		MFA Mortgage Investments, Inc	$21,810
887		Mid-America Apartment Communities, Inc	49,450
2,536		Mills Corp	67,838
1,660		MortgageIT Holdings, Inc	20,020
892		National Health Investors, Inc	23,986
2,148		National Retail Properties, Inc	42,853
3,253		Nationwide Health Properties, Inc	73,225
1,898		New Century Financial Corp	86,834
4,581		New Plan Excel Realty Trust	113,105
1,828		Newcastle Investment Corp	46,285
1,140		Newkirk Realty Trust, Inc	19,790
1,286		NorthStar Realty Finance Corp	15,445
1,495		Novastar Financial, Inc	47,257
10,882		NTL, Inc	270,962
2,173		Omega Healthcare Investors, Inc	28,727
1,845		Pan Pacific Retail Properties, Inc	127,988
544		Parkway Properties, Inc	24,752
1,380		Pennsylvania Real Estate Investment Trust	55,711
7,519		Plum Creek Timber Co, Inc	266,925
1,724		Post Properties, Inc	78,166
1,978		Potlatch Corp	74,670
9,857		Prologis	513,747
842		PS Business Parks, Inc	49,678
3,519		Public Storage, Inc	267,092
975		RAIT Investment Trust	28,470
562		Ramco-Gershenson Properties	15,135
3,460		Realty Income Corp	75,774
3,347		Reckson Associates Realty Corp	138,499
806		Redwood Trust, Inc	39,357
2,754		Regency Centers Corp	171,161
990		Republic Property Trust	9,781
474		Saul Centers, Inc	19,330
2,604		Saxon Capital, Inc	29,790
2,315		Senior Housing Properties Trust	41,462
1,961		Shurgard Storage Centers, Inc (Class A)	122,563
9,183		Simon Property Group, Inc	761,638
693		Sizeler Property Investors, Inc	11,130
1,753		SL Green Realty Corp	191,901
615		Sovran Self Storage, Inc	31,236
23,090		SPDR Trust Series 1	2,938,895
3,425		Spirit Finance Corp	38,566
770	*	Star Maritime Acquisition Corp	7,823
3,047		Strategic Hotel Capital, Inc	63,195
754		Sun Communities, Inc	24,528
2,409		Sunstone Hotel Investors, Inc	70,006
1,579		Tanger Factory Outlet Centers, Inc	51,112
367		Tarragon Corp	5,083
2,195		Taubman Centers, Inc	89,776
4,725		Thornburg Mortgage, Inc	131,686
4,082		Trizec Properties, Inc	116,908
2,818		Trustreet Properties, Inc	37,169
5,574		United Dominion Realty Trust, Inc	156,128
514		Universal Health Realty Income Trust	16,114
841		Urstadt Biddle Properties, Inc (Class A)	13,700

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,920		U-Store-It Trust	$36,211
4,353		Ventas, Inc	147,480
5,088		Vornado Realty Trust	496,334
1,836		Washington Real Estate Investment Trust	67,381
3,128		Weingarten Realty Investors	119,740
843		Windrose Medical Properties Trust	12,308
762		Winston Hotels, Inc	9,335
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	18,858,496

HOTELS AND OTHER LODGING PLACES - 0.50%
1,198		Ameristar Casinos, Inc	23,301
1,439	*	Aztar Corp	74,770
712	*	Bluegreen Corp	8,160
1,823		Boyd Gaming Corp	73,576
1,400		Choice Hotels International, Inc	84,840
1,861	*	Gaylord Entertainment Co	81,214
954	*	Great Wolf Resorts, Inc	11,458
15,923		Hilton Hotels Corp	450,330
743	*	Isle of Capri Casinos, Inc	19,058
5,708	*	Las Vegas Sands Corp	444,425
1,050	*	Lodgian, Inc	14,963
938		Marcus Corp	19,585
14,536		Marriott International, Inc (Class A)	554,112
4,945	*	MGM Mirage	201,756
342	*	Monarch Casino & Resort, Inc	9,617
710	*	Morgans Hotel Group Co	11,048
937	*	Riviera Holdings Corp	18,927
9,082		Starwood Hotels & Resorts Worldwide, Inc	548,008
2,120		Station Casinos, Inc	144,330
1,159	*	Trump Entertainment Resorts, Inc	23,354
1,430	*	Vail Resorts, Inc	53,053
2,022	*	Wynn Resorts Ltd	148,213
		TOTAL HOTELS AND OTHER LODGING PLACES	3,018,098

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.25%
31,338		3M Co	2,531,170
396		Aaon, Inc	10,161
1,115		Actuant Corp	55,694
2,448	*	Advanced Digital Information Corp	28,813
3,590	*	AGCO Corp	94,489
1,085		Albany International Corp (Class A)	45,993
577	*	Allis-Chalmers Energy, Inc	7,841
7,400		American Standard Cos, Inc	320,198
306		Ampco-Pittsburgh Corp	8,767
35,349	*	Apple Computer, Inc	2,019,135
65,009		Applied Materials, Inc	1,058,362
580	*	Astec Industries, Inc	19,790
620	*	ASV, Inc	14,285
2,142	*	Asyst Technologies, Inc	16,129
4,034	*	Axcelis Technologies, Inc	23,806
3,158		Black & Decker Corp	266,725
723		Black Box Corp	27,713
1,091	*	Blount International, Inc	13,114
2,080		Briggs & Stratton Corp	64,709

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,439	*	Brooks Automation, Inc	$40,580
1,368		Bucyrus International, Inc (Class A)	69,084
4,828	*	Cameron International Corp	230,634
1,209		Carlisle Cos, Inc	95,874
379		Cascade Corp	14,989
27,828		Caterpillar, Inc	2,072,629
2,480		CDW Corp	135,532
4,059	*	Cirrus Logic, Inc	33,040
749	*	Columbus McKinnon Corp	16,283
1,912		Cummins, Inc	233,742
1,904		Curtiss-Wright Corp	58,796
1,615	*	Cymer, Inc	75,033
9,750		Deere & Co	814,028
96,182	*	Dell, Inc	2,347,803
3,064		Diebold, Inc	124,460
3,243		Donaldson Co, Inc	109,840
8,441		Dover Corp	417,239
1,490	*	Dresser-Rand Group, Inc	34,985
534	*	Dril-Quip, Inc	44,023
6,241		Eaton Corp	470,571
2,405	*	Electronics for Imaging, Inc	50,216
98,565	*	EMC Corp	1,081,258
3,352	*	Emulex Corp	54,537
816	*	EnPro Industries, Inc	27,418
5,635	*	Entegris, Inc	53,702
4,316	*	Extreme Networks, Inc	17,955
479	*	Fargo Electronics, Inc	12,162
713	*	Flanders Corp	7,151
1,456	*	Flow International Corp	20,486
2,299	*	Flowserve Corp	130,813
2,844	*	FMC Technologies, Inc	191,856
2,170	*	Gardner Denver, Inc	83,545
8,749	*	Gateway, Inc	16,623
386	*	Gehl Co	9,855
1,025	*	Global Imaging Systems, Inc	42,312
969	*	Goodman Global, Inc	14,709
348		Gorman-Rupp Co	9,257
2,849		Graco, Inc	130,997
5,471	*	Grant Prideco, Inc	244,827
116,475		Hewlett-Packard Co	3,689,928
849	*	Hydril	66,663
2,089		IDEX Corp	98,601
2,109	*	Intermec, Inc	48,380
64,434		International Business Machines Corp	4,949,820
14,126		International Game Technology	535,940
911	*	Intevac, Inc	19,750
7,594		Jabil Circuit, Inc	194,406
5,142		Joy Global, Inc	267,847
644	*	Kadant, Inc	14,812
1,178		Kaydon Corp	43,951
1,532		Kennametal, Inc	95,367
1,393	*	Komag, Inc	64,329
2,318	*	Kulicke & Soffa Industries, Inc	17,176
5,842	*	Lam Research Corp	272,354

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
425	*	LB Foster Co	$10,315
2,546		Lennox International, Inc	67,418
4,470	*	Lexmark International, Inc	249,560
485		Lindsay Manufacturing Co	13,153
612		Lufkin Industries, Inc	36,371
2,504		Manitowoc Co, Inc	111,428
1,708	*	Micros Systems, Inc	74,605
277	*	Middleby Corp	23,977
1,295		Modine Manufacturing Co	30,251
265		Nacco Industries, Inc (Class A)	36,414
604	*	NATCO Group, Inc	24,281
1,173	*	Netgear, Inc	25,395
485		NN, Inc	5,990
1,219		Nordson Corp	59,950
1,974	*	Oil States International, Inc	67,669
5,164		Pall Corp	144,592
3,492	*	Palm, Inc	56,221
5,013		Parker Hannifin Corp	389,086
1,711	*	Paxar Corp	35,195
1,020	*	ProQuest Co	12,536
6,315	*	Quantum Corp	16,545
1,149	*	Rackable Systems, Inc	45,374
620	*	RBC Bearings, Inc	14,074
553		Robbins & Myers, Inc	14,455
7,429		Rockwell Automation, Inc	534,962
5,027	*	Safeguard Scientifics, Inc	10,858
8,088	*	SanDisk Corp	412,326
531		Sauer-Danfoss, Inc	13,498
1,200	*	Scansource, Inc	35,184
2,742	*	Scientific Games Corp (Class A)	97,670
661	*	Semitool, Inc	5,962
919	*	Sigma Designs, Inc	8,666
8,920		Smith International, Inc	396,672
36,758	*	Solectron Corp	125,712
2,433		SPX Corp	136,126
564		Standex International Corp	17,117
3,376		Stanley Works	159,415
10,453		Symbol Technologies, Inc	112,788
674	*	Tecumseh Products Co (Class A)	12,941
327		Tennant Co	16,442
2,051	*	Terex Corp	202,434
3,398		Timken Co	113,867
1,843		Toro Co	86,068
918	*	TurboChef Technologies, Inc	10,208
1,034	*	Ultratech, Inc	16,275
5,500	*	Varian Medical Systems, Inc	260,425
1,614	*	VeriFone Holdings, Inc	49,195
1,157		Watsco, Inc	69,212
8,872	*	Western Digital Corp	175,754
1,118		Woodward Governor Co	34,110
3,111	*	Zebra Technologies Corp (Class A)	106,272
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	31,430,076

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
INSTRUMENTS AND RELATED PRODUCTS - 4.02%
956	*	Abaxis, Inc	$21,386
828	*	Abiomed, Inc	10,739
518	*	ADE Corp	16,830
2,875	*	Advanced Medical Optics, Inc	145,763
2,839	*	Affymetrix, Inc	72,678
17,721	*	Agilent Technologies, Inc	559,306
2,388	*	Align Technology, Inc	17,647
6,209		Allergan, Inc	665,977
2,595	*	American Medical Systems Holdings, Inc	43,207
317	*	American Science & Engineering, Inc	18,361
480		Analogic Corp	22,373
898	*	Anaren, Inc	18,400
499	*	Angiodynamics, Inc	13,498
7,500		Applera Corp (Applied Biosystems Group)	242,625
697	*	Argon ST, Inc	18,561
847		Arrow International, Inc	27,841
983	*	Arthrocare Corp	41,296
615	*	Aspect Medical Systems, Inc	10,726
422		Badger Meter, Inc	11,394
4,311		Bard (C.R.), Inc	315,824
2,263		Bausch & Lomb, Inc	110,978
27,425		Baxter International, Inc	1,008,143
2,619		Beckman Coulter, Inc	145,485
10,361		Becton Dickinson & Co	633,368
10,377		Biomet, Inc	324,696
827	*	Bio-Rad Laboratories, Inc (Class A)	53,705
616	*	Biosite, Inc	28,127
51,409	*	Boston Scientific Corp	865,728
968	*	Bruker BioSciences Corp	5,188
1,283	*	Candela Corp	20,348
1,983	*	Cepheid, Inc	19,255
1,139	*	Cerus Corp	8,121
553		CNS, Inc	13,549
1,163	*	Coherent, Inc	39,228
926		Cohu, Inc	16,251
1,022	*	Conmed Corp	21,155
1,723		Cooper Cos, Inc	76,312
4,868	*	Credence Systems Corp	17,038
809	*	Cyberonics, Inc	17,248
9,854		Danaher Corp	633,809
547		Datascope Corp	16,869
3,367		Dentsply International, Inc	204,040
1,499	*	Depomed, Inc	8,799
708	*	DexCom, Inc	9,615
909	*	Dionex Corp	49,686
891	*	DJ Orthopedics, Inc	32,816
1,704		DRS Technologies, Inc	83,070
12,095		Eastman Kodak Co	287,619
672		EDO Corp	16,356
1,674	*	Encore Medical Corp	8,052
1,077	*	ESCO Technologies, Inc	57,566
1,080	*	Esterline Technologies Corp	44,917
1,000	*	ev3, Inc	14,810
655	*	Excel Technology, Inc	19,598

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
991	*	FEI Co	$22,476
5,055	*	Fisher Scientific International, Inc	369,268
2,879	*	Flir Systems, Inc	63,511
1,872	*	Formfactor, Inc	83,547
1,692	*	Fossil, Inc	30,473
785	*	Foxhollow Technologies, Inc	21,446
1,154	*	Haemonetics Corp	53,673
1,275	*	HealthTronics, Inc	9,754
378	*	Herley Industries, Inc	4,237
1,899	*	Hologic, Inc	93,735
520	*	ICU Medical, Inc	21,965
898	*	I-Flow Corp	9,716
1,118	*	II-VI, Inc	20,459
1,840	*	Illumina, Inc	54,574
2,936	*	Input/Output, Inc	27,745
713	*	Integra LifeSciences Holdings Corp	27,672
1,597	*	Intermagnetics General Corp	43,087
874	*	Intralase Corp	14,631
1,564	*	Intuitive Surgical, Inc	184,505
1,096		Invacare Corp	27,268
1,916	*	Ionatron, Inc	12,167
612	*	IRIS International, Inc	8,054
957	*	Itron, Inc	56,712
1,354	*	Ixia	12,186
123,061		Johnson & Johnson	7,373,874
523	*	Kensey Nash Corp	15,429
8,268		Kla-Tencor Corp	343,701
3,535	*	Kopin Corp	12,761
1,831	*	Kyphon, Inc	70,237
760	*	Laserscope	23,416
3,001	*	LTX Corp	21,037
415	*	Measurement Specialties, Inc	9,242
375	*	Medical Action Industries, Inc	8,284
50,251		Medtronic, Inc	2,357,777
1,613		Mentor Corp	70,166
1,160	*	Merit Medical Systems, Inc	15,962
1,788	*	Mettler-Toledo International, Inc	108,299
2,213	*	Millipore Corp	139,397
1,290		Mine Safety Appliances Co	51,858
1,514	*	MKS Instruments, Inc	30,462
734	*	Molecular Devices Corp	22,431
756		Movado Group, Inc	17,350
884		MTS Systems Corp	34,927
2,133		National Instruments Corp	58,444
764	*	Natus Medical, Inc	7,556
516	*	Neurometrix, Inc	15,717
1,859	*	Newport Corp	29,967
1,377	*	NuVasive, Inc	25,103
730		Oakley, Inc	12,301
159	*	OYO Geospace Corp	9,080
649	*	Palomar Medical Technologies, Inc	29,614
5,102		PerkinElmer, Inc	106,652
734	*	Photon Dynamics, Inc	9,190
9,787		Pitney Bowes, Inc	404,203

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,097		PolyMedica Corp	$39,448
1,644	*	RAE Systems, Inc	6,576
3,156	*	Resmed, Inc	148,174
3,130	*	Respironics, Inc	107,109
636	*	Rofin-Sinar Technologies, Inc	36,551
3,611		Roper Industries, Inc	168,814
1,074	*	Rudolph Technologies, Inc	15,573
2,143	*	Sirf Technology Holdings, Inc	69,047
696		Sirona Dental Systems, Inc	27,576
835	*	Sonic Solutions, Inc	13,778
631	*	SonoSite, Inc	24,634
1,262	*	Spectranetics Corp	13,529
15,033	*	St. Jude Medical, Inc	487,370
2,848		STERIS Corp	65,105
12,508		Stryker Corp	526,712
1,436	*	Symmetry Medical, Inc	22,114
1,702	*	Techne Corp	86,666
3,488		Tektronix, Inc	102,617
1,397	*	Teledyne Technologies, Inc	45,766
8,223	*	Teradyne, Inc	114,546
6,801	*	Thermo Electron Corp	246,468
2,165	*	ThermoGenesis Corp	8,920
2,549	*	Thoratec Corp	35,355
2,269	*	Trimble Navigation Ltd	101,288
1,501	*	TriPath Imaging, Inc	9,937
417		United Industrial Corp	18,869
1,292	*	Varian, Inc	53,631
1,196	*	Veeco Instruments, Inc	28,513
1,183	*	Ventana Medical Systems, Inc	55,814
1,178	*	Viasys Healthcare, Inc	30,182
498	*	Viisage Technology, Inc	7,550
422	*	Vital Images, Inc	10,423
204		Vital Signs, Inc	10,104
4,236	*	Waters Corp	188,078
1,418	*	Wright Medical Group, Inc	29,679
38,176	*	Xerox Corp	531,028
967		X-Rite, Inc	10,627
200		Young Innovations, Inc	7,046
10,410	*	Zimmer Holdings, Inc	590,455
417	*	Zoll Medical Corp	13,661
758	*	Zygo Corp	12,424
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	24,035,032

INSURANCE AGENTS, BROKERS AND SERVICE - 0.42%
13,313		AON Corp	463,559
4,616		Brown & Brown, Inc	134,880
756		Clark, Inc	9,979
837		Crawford & Co (Class B)	6,010
4,146		Gallagher (Arthur J.) & Co	105,060
12,459		Hartford Financial Services Group, Inc	1,054,031
1,506		Hilb Rogal & Hobbs Co	56,129
369	*	James River Group, Inc	9,188
22,604		Marsh & McLennan Cos, Inc	607,822
1,466		National Financial Partners Corp	64,958

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,653	*	USI Holdings Corp	$22,167
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,533,783

INSURANCE CARRIERS - 4.48%
1,026		21st Century Insurance Group	14,774
23,563		Aetna, Inc	940,871
1,205		Affirmative Insurance Holdings, Inc	18,858
21,079		Aflac, Inc	977,012
1,425		Alfa Corp	23,598
245	*	Alleghany Corp	67,708
26,409		Allstate Corp	1,445,365
4,391		Ambac Financial Group, Inc	356,110
2,322		American Equity Investment Life Holding Co	24,753
2,252		American Financial Group, Inc	96,611
91,548		American International Group, Inc	5,405,968
476		American National Insurance Co	61,747
375	*	American Physicians Capital, Inc	19,721
2,006	*	AMERIGROUP Corp	62,266
1,514		AmerUs Group Co	88,645
1,294	*	Argonaut Group, Inc	38,872
5,190		Assurant, Inc	251,196
274		Baldwin & Lyons, Inc (Class B)	6,987
530		Bristol West Holdings, Inc	8,480
1,059		Capital Title Group, Inc	7,805
1,744	*	Centene Corp	41,036
17,244		Chubb Corp	860,476
6,468		Cincinnati Financial Corp	304,061
876	*	CNA Financial Corp	28,873
701	*	CNA Surety Corp	12,113
2,255		Commerce Group, Inc	66,613
5,915	*	Conseco, Inc	136,637
1,597		Delphi Financial Group, Inc (Class A)	58,067
425		Direct General Corp	7,191
263		Donegal Group, Inc	5,105
78		EMC Insurance Group, Inc	2,243
2,050		Erie Indemnity Co (Class A)	106,600
545		FBL Financial Group, Inc (Class A)	17,658
7,177		Fidelity National Financial, Inc	279,544
1,084		Fidelity National Title Group, Inc	21,322
1,112	*	First Acceptance Corp	13,099
3,543		First American Corp	149,763
439	*	Fpic Insurance Group, Inc	17,011
18,495		Genworth Financial, Inc	644,366
281		Great American Financial Resources, Inc	5,881
2,038		Hanover Insurance Group, Inc	96,723
546		Harleysville Group, Inc	17,319
4,445		HCC Insurance Holdings, Inc	130,861
4,796	*	Health Net, Inc	216,635
1,123	*	HealthExtras, Inc	33,937
750	*	Healthspring, Inc	14,063
1,885		Horace Mann Educators Corp	31,951
6,829	*	Humana, Inc	366,717
297		Independence Holding Co	6,656
753		Infinity Property & Casualty Corp	30,873

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
155		Kansas City Life Insurance Co	$6,536
768		LandAmerica Financial Group, Inc	49,613
6,882		Leucadia National Corp	200,886
11,689		Lincoln National Corp	659,727
18,420		Loews Corp	652,989
428	*	Markel Corp	148,516
5,599		MBIA, Inc	327,821
1,073	*	Meadowbrook Insurance Group, Inc	8,927
1,146		Mercury General Corp	64,600
18,788		Metlife, Inc	962,133
3,637		MGIC Investment Corp	236,405
349		Midland Co	13,255
547	*	Molina Healthcare, Inc	20,813
660		National Interstate Corp	17,899
88		National Western Life Insurance Co (Class A)	21,089
2,032		Nationwide Financial Services, Inc (Class A)	89,571
540	*	Navigators Group, Inc	23,663
242		NYMAGIC, Inc	7,030
377		Odyssey Re Holdings Corp	9,934
2,634		Ohio Casualty Corp	78,309
9,557		Old Republic International Corp	204,233
2,297	*	Philadelphia Consolidated Holding Co	69,737
4,481		Phoenix Cos, Inc	63,092
1,396	*	PMA Capital Corp (Class A)	14,379
3,716		PMI Group, Inc	165,659
1,006		Presidential Life Corp	24,727
11,513		Principal Financial Group	640,698
1,254	*	ProAssurance Corp	60,418
33,026		Progressive Corp	849,098
2,993		Protective Life Corp	139,534
20,452		Prudential Financial, Inc	1,589,120
3,422		Radian Group, Inc	211,411
1,208		Reinsurance Group Of America, Inc	59,373
1,133		RLI Corp	54,588
4,956		Safeco Corp	279,271
594		Safety Insurance Group, Inc	28,245
416	*	SCPIE Holdings, Inc	9,672
644	*	SeaBright Insurance Holdings, Inc	10,375
1,082		Selective Insurance Group, Inc	60,451
28,455		St. Paul Travelers Cos, Inc	1,268,524
2,214		Stancorp Financial Group, Inc	112,715
621		State Auto Financial Corp	20,207
743		Stewart Information Services Corp	26,978
4,171		Torchmark Corp	253,263
637		Tower Group, Inc	19,269
1,119		Transatlantic Holdings, Inc	62,552
474	*	Triad Guaranty, Inc	23,169
862		United Fire & Casualty Co	25,972
55,984		UnitedHealth Group, Inc	2,506,964
1,876		Unitrin, Inc	81,775
1,595	*	Universal American Financial Corp	20,974
12,468		UnumProvident Corp	226,045
6,725		W.R. Berkley Corp	229,524
1,359	*	WellCare Health Plans, Inc	66,659

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
67		Wesco Financial Corp	$25,527
1,531		Zenith National Insurance Corp	60,735
		TOTAL INSURANCE CARRIERS	26,805,390

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
1,667	*	Corrections Corp of America	88,251
537	*	Geo Group, Inc	18,822
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	107,073

LEATHER AND LEATHER PRODUCTS - 0.12%
15,984	*	Coach, Inc	477,922
530	*	CROCS, Inc	13,330
1,096	*	Genesco, Inc	37,122
1,472	*	Iconix Brand Group, Inc	24,052
1,090		Steven Madden Ltd	32,286
1,994	*	Timberland Co (Class A)	52,043
184		Weyco Group, Inc	4,272
2,253		Wolverine World Wide, Inc	52,562
		TOTAL LEATHER AND LEATHER PRODUCTS	693,589

LEGAL SERVICES - 0.01%
1,725	*	FTI Consulting, Inc	46,178
489		Pre-Paid Legal Services, Inc	16,871
		TOTAL LEGAL SERVICES	63,049

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
4,058		Laidlaw International, Inc	102,262
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	102,262

LUMBER AND WOOD PRODUCTS - 0.04%
466		American Woodmark Corp	16,329
2,979	*	Champion Enterprises, Inc	32,888
446		Deltic Timber Corp	25,141
4,339		Louisiana-Pacific Corp	95,024
374		Skyline Corp	16,000
681		Universal Forest Products, Inc	42,719
		TOTAL LUMBER AND WOOD PRODUCTS	228,101

METAL MINING - 0.38%
901		Cleveland-Cliffs, Inc	71,440
11,953	*	Coeur d'Alene Mines Corp	57,494
7,823		Freeport-McMoRan Copper & Gold, Inc (Class A)	433,472
5,707	*	Hecla Mining Co	29,962
17,286		Newmont Mining Corp	914,948
8,484		Phelps Dodge Corp	697,045
1,026		Royal Gold, Inc	28,543
282		Southern Copper Corp	25,135
1,962	*	Stillwater Mining Co	24,878
		TOTAL METAL MINING	2,282,917

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.20%
1,085		Blyth, Inc	20,029
2,987		Callaway Golf Co	38,801
1,396		Daktronics, Inc	40,303

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
6,182		Fortune Brands, Inc	$438,984
6,926		Hasbro, Inc	125,430
3,284	*	Identix, Inc	22,955
917	*	Jakks Pacific, Inc	18,423
1,666	*	K2, Inc	18,226
396		Marine Products Corp	3,853
16,198		Mattel, Inc	267,429
1,290		Nautilus, Inc	20,266
2,173	*	Progressive Gaming International Corp	16,949
953	*	RC2 Corp	36,843
395	*	Russ Berrie & Co, Inc	4,843
1,355	*	Shuffle Master, Inc	44,417
380	*	Steinway Musical Instruments, Inc	9,318
1,729		Yankee Candle Co, Inc	43,242
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,170,311

MISCELLANEOUS RETAIL - 1.18%
833	*	1-800-FLOWERS.COM, Inc (Class A)	4,806
409	*	AC Moore Arts & Crafts, Inc	6,671
12,971	*	Amazon.com, Inc	501,718
2,166		Barnes & Noble, Inc	79,059
844		Big 5 Sporting Goods Corp	16,458
507	*	Blue Nile, Inc	16,305
594		Books-A-Million, Inc	9,908
2,777		Borders Group, Inc	51,263
530	*	Build-A-Bear Workshop, Inc	11,400
1,324		Cash America International, Inc	42,368
2,131	*	CKX, Inc	28,918
2,484	*	Coldwater Creek, Inc	66,472
33,971		CVS Corp	1,042,910
845	*	dELiA*s, Inc	6,828
1,356	*	Dick's Sporting Goods, Inc	53,698
4,474	*	Dollar Tree Stores, Inc	118,561
2,404	*	Drugstore.com, Inc	6,972
499	*	Ezcorp, Inc	18,807
1,644	*	GSI Commerce, Inc	22,243
1,301	*	Hibbett Sporting Goods, Inc	31,094
1,317		Longs Drug Stores Corp	60,082
5,640		Michaels Stores, Inc	232,594
1,675		MSC Industrial Direct Co (Class A)	79,680
1,331	*	Nutri/System, Inc	82,695
12,013	*	Office Depot, Inc	456,494
2,955		OfficeMax, Inc	120,416
568	*	Overstock.com, Inc	12,076
2,661	*	Petco Animal Supplies, Inc	54,364
5,993		Petsmart, Inc	153,421
1,125	*	Priceline.com, Inc	33,593
22,239	*	Rite Aid Corp	94,293
3,546	*	Sears Holdings Corp	549,063
303	*	Sportsman's Guide, Inc	9,242
726	*	Stamps.com, Inc	20,197
30,414		Staples, Inc	739,668
5,934		Tiffany & Co	195,941
1,263	*	Valuevision International, Inc (Class A)	13,931

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
42,063		Walgreen Co	$1,886,105
1,046		World Fuel Services Corp	47,792
1,929	*	Zale Corp	46,470
530	*	Zumiez, Inc	19,912
		TOTAL MISCELLANEOUS RETAIL	7,044,488

MOTION PICTURES - 1.34%
1,599	*	Avid Technology, Inc	53,295
7,104	*	Blockbuster, Inc (Class A)	35,378
417		Carmike Cinemas, Inc	8,790
11,560	*	Discovery Holding Co (Class A)	169,123
1,858	*	DreamWorks Animation SKG, Inc (Class A)	42,548
655	*	Gaiam, Inc	9,183
2,158	*	Macrovision Corp	46,440
95,691		News Corp (Class A)	1,835,353
2,626		Regal Entertainment Group (Class A)	53,360
3,430	*	Time Warner Telecom, Inc (Class A)	50,936
174,407		Time Warner, Inc	3,017,241
90,913		Walt Disney Co	2,727,396
		TOTAL MOTION PICTURES	8,049,043

NONDEPOSITORY INSTITUTIONS - 1.74%
717	*	Accredited Home Lenders Holding Co	34,280
2,821		Advance America Cash Advance Centers, Inc	49,480
811		Advanta Corp (Class B)	29,155
5,432		American Capital Strategies Ltd	181,863
45,523		American Express Co	2,422,734
5,283	*	AmeriCredit Corp	147,501
1,920		Ares Capital Corp	32,506
507		Asta Funding, Inc	18,987
12,550		Capital One Financial Corp	1,072,398
3,711		CapitalSource, Inc	87,060
2,162		CharterMac	40,451
8,266		CIT Group, Inc	432,229
931	*	CompuCredit Corp	35,788
25,038		Countrywide Financial Corp	953,447
396	*	Credit Acceptance Corp	10,747
3,470		Doral Financial Corp	22,243
40,319		Fannie Mae	1,939,344
346		Federal Agricultural Mortgage Corp (Class C)	9,584
977		Financial Federal Corp	27,170
1,280	*	First Cash Financial Services, Inc	25,280
1,266		First Marblehead Corp	72,086
28,802		Freddie Mac	1,642,002
1,906	*	INVESTools, Inc	15,134
2,597		MCG Capital Corp	41,292
596		Medallion Financial Corp	7,724
813	*	Nelnet, Inc	32,967
619		NGP Capital Resources Co	9,056
1,848	*	Ocwen Financial Corp	23,488
17,155		SLM Corp	907,843
159		Student Loan Corp	32,118
1,050		Technology Investment Capital Corp	15,383
417	*	United PanAm Financial Corp	12,677

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
637	*	World Acceptance Corp	$22,626
		TOTAL NONDEPOSITORY INSTITUTIONS	10,406,643

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
1,000		AMCOL International Corp	26,350
1,338		Compass Minerals International, Inc	33,383
1,991		Florida Rock Industries, Inc	98,893
4,182		Vulcan Materials Co	326,196
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	484,822

OIL AND GAS EXTRACTION - 2.38%
19,058		Anadarko Petroleum Corp	908,876
13,727		Apache Corp	936,868
448	*	Arena Resources, Inc	15,362
831	*	Atlas America, Inc	37,237
934	*	ATP Oil & Gas Corp	39,163
1,010	*	Atwood Oceanics, Inc	50,096
2,777	*	Aurora Oil & Gas Corp	11,108
14,162		Baker Hughes, Inc	1,159,160
440	*	Basic Energy Services, Inc	13,451
1,314		Berry Petroleum Co (Class A)	43,559
1,186	*	Bill Barrett Corp	35,117
13,370		BJ Services Co	498,166
472	*	Bois d'Arc Energy, Inc	7,774
1,879	*	Brigham Exploration Co	14,863
440	*	Bronco Drilling Co, Inc	9,192
2,030		Cabot Oil & Gas Corp (Class A)	99,470
850	*	Callon Petroleum Co	16,439
718	*	Carrizo Oil & Gas, Inc	22,481
2,220	*	Cheniere Energy, Inc	86,580
14,109		Chesapeake Energy Corp	426,797
3,503		Cimarex Energy Co	150,629
220	*	Clayton Williams Energy, Inc	7,599
1,156	*	CNX Gas Corp	34,680
1,087	*	Complete Production Services, Inc	25,697
1,937	*	Comstock Resources, Inc	57,839
306	*	Dawson Geophysical Co	9,416
1,526		Delta & Pine Land Co	44,864
1,827	*	Delta Petroleum Corp	31,297
4,950	*	Denbury Resources, Inc	156,767
18,282		Devon Energy Corp	1,104,416
2,401		Diamond Offshore Drilling, Inc	201,516
706	*	Edge Petroleum Corp	14,106
2,285	*	Encore Acquisition Co	61,307
1,602	*	Energy Partners Ltd	30,358
6,365		ENSCO International, Inc	292,917
5,014		Equitable Resources, Inc	167,969
2,650	*	EXCO Resources, Inc	30,210
1,187	*	Exploration Co of Delaware, Inc	12,653
2,220	*	Forest Oil Corp	73,615
3,815	*	Gasco Energy, Inc	16,977
1,257	*	GeoGlobal Resources, Inc	6,147
3,398	*	Global Industries Ltd	56,747
332	*	GMX Resources, Inc	10,265

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
406	*	Goodrich Petroleum Corp	$11,526
7,751	*	Grey Wolf, Inc	59,683
550	*	Gulfport Energy Corp	6,072
21,386		Halliburton Co	1,587,055
4,244	*	Hanover Compressor Co	79,702
2,309	*	Harvest Natural Resources, Inc	31,264
3,196	*	Helix Energy Solutions Group, Inc	128,991
2,180		Helmerich & Payne, Inc	131,367
835	*	Hercules Offshore, Inc	29,225
1,363	*	Houston Exploration Co	83,402
2,035	*	KCS Energy, Inc	60,440
3,029	*	Mariner Energy, Inc	55,643
755	*	McMoRan Exploration Co	13,288
2,913	*	Meridian Resource Corp	10,196
660	*	Metretek Technologies, Inc	11,339
7,134	*	National Oilwell Varco, Inc	451,725
5,265	*	Newfield Exploration Co	257,669
3,099	*	Newpark Resources, Inc	19,059
7,340		Noble Energy, Inc	343,952
2,184	*	Oceaneering International, Inc	100,136
1,658	*	Parallel Petroleum Corp	40,969
4,931	*	Parker Drilling Co	35,405
7,002		Patterson-UTI Energy, Inc	198,227
272	v*	PetroCorp	(0)
2,594	*	PetroHawk Energy Corp	32,684
711	*	Petroleum Development Corp	26,805
2,175	*	Petroquest Energy, Inc	26,709
1,729	*	Pioneer Drilling Co	26,696
5,307		Pioneer Natural Resources Co	246,298
3,362	*	Plains Exploration & Production Co	136,295
2,409		Pogo Producing Co	111,055
6,724	*	Pride International, Inc	209,991
800	*	Quest Resource Corp	10,840
2,593	*	Quicksilver Resources, Inc	95,448
5,465		Range Resources Corp	148,593
1,204	*	Remington Oil & Gas Corp	52,940
2,380	*	Rosetta Resources, Inc	39,556
4,573		Rowan Cos, Inc	162,753
1,154		RPC, Inc	28,019
854	*	SEACOR Holdings, Inc	70,113
6,974	*	Southwestern Energy Co	217,310
2,381		St. Mary Land & Exploration Co	95,835
1,169	*	Stone Energy Corp	54,463
1,424	*	Sulphco, Inc	10,196
3,287	*	Superior Energy Services	111,429
440	*	Superior Well Services, Inc	10,956
1,141	*	Swift Energy Co	48,983
2,688	*	Syntroleum Corp	16,316
3,175	*	Tetra Technologies, Inc	96,171
2,625		Tidewater, Inc	129,150
2,569		Todco	104,944
541	*	Toreador Resources Corp	15,218
2,879	*	Transmeridian Exploration, Inc	16,410
1,366	*	Transmontaigne, Inc	15,313

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
487	*	Trico Marine Services, Inc	$16,558
700	*	Union Drilling, Inc	10,402
1,941	*	Unit Corp	110,423
2,372	*	Vaalco Energy, Inc	23,151
1,571	*	Veritas DGC, Inc	81,032
683		W&T Offshore, Inc	26,562
2,215	*	Warren Resources, Inc	31,807
399	*	Warrior Energy Service Corp	9,708
1,233	*	W-H Energy Services, Inc	62,673
1,549	*	Whiting Petroleum Corp	64,857
15,094		XTO Energy, Inc	668,211
		TOTAL OIL AND GAS EXTRACTION	14,248,958

PAPER AND ALLIED PRODUCTS - 0.51%
4,350		Bemis Co	133,197
2,135		Bowater, Inc	48,571
1,509	*	Buckeye Technologies, Inc	11,529
1,364	*	Caraustar Industries, Inc	12,276
2,680	*	Cenveo, Inc	48,106
543		Chesapeake Corp	8,911
1,848		Glatfelter	29,328
3,362	*	Graphic Packaging Corp	12,742
689		Greif, Inc (Class A)	51,647
20,517		International Paper Co	662,731
19,106		Kimberly-Clark Corp	1,178,840
2,339		Longview Fibre Co	44,652
7,562		MeadWestvaco Corp	211,207
800	*	Mercer International, Inc	6,944
685		Neenah Paper, Inc	20,858
3,386		Packaging Corp of America	74,560
2,335	*	Playtex Products, Inc	24,354
1,322		Rock-Tenn Co (Class A)	21,086
644		Schweitzer-Mauduit International, Inc	13,943
10,583	*	Smurfit-Stone Container Corp	115,778
4,116		Sonoco Products Co	130,271
4,498		Temple-Inland, Inc	192,829
2,041		Wausau Paper Corp	25,410
		TOTAL PAPER AND ALLIED PRODUCTS	3,079,770

PERSONAL SERVICES - 0.15%
5,697		Cintas Corp	226,513
1,150	*	Coinstar, Inc	27,531
905		G & K Services, Inc (Class A)	31,042
13,671		H&R Block, Inc	326,190
1,660		Jackson Hewitt Tax Service, Inc	52,041
1,855		Regis Corp	66,057
12,285		Service Corp International	100,000
349		Unifirst Corp	12,041
1,929		Weight Watchers International, Inc	78,877
		TOTAL PERSONAL SERVICES	920,292

PETROLEUM AND COAL PRODUCTS - 5.67%
734		Alon USA Energy, Inc	23,099
2,737		Ashland, Inc	182,558

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
92,121		Chevron Corp	$5,717,029
68,600		ConocoPhillips	4,495,358
440	*	Delek US Holdings, Inc	6,688
790		ElkCorp	21,938
10,048		EOG Resources, Inc	696,728
251,458		Exxon Mobil Corp	15,426,948
4,716		Frontier Oil Corp	152,798
530	*	Giant Industries, Inc	35,272
1,566	*	Headwaters, Inc	40,027
10,039		Hess Corp	530,561
2,001		Holly Corp	96,448
9,434		Kerr-McGee Corp	654,248
15,064		Marathon Oil Corp	1,254,831
7,753		Murphy Oil Corp	433,083
17,682		Occidental Petroleum Corp	1,813,289
5,522		Sunoco, Inc	382,619
2,852		Tesoro Corp	212,075
25,575		Valero Energy Corp	1,701,249
756		WD-40 Co	25,379
1,158		Western Refining, Inc	24,990
		TOTAL PETROLEUM AND COAL PRODUCTS	33,927,215

PRIMARY METAL INDUSTRIES - 1.02%
4,707	*	AK Steel Holding Corp	65,098
36,162		Alcoa, Inc	1,170,202
1,438	*	Aleris International, Inc	65,932
4,080		Allegheny Technologies, Inc	282,499
1,885		Belden CDT, Inc	62,299
823	*	Brush Engineered Materials, Inc	17,160
1,059		Carpenter Technology Corp	122,315
1,052	*	Century Aluminum Co	37,546
960	*	Chaparral Steel Co	69,139
2,318	*	CommScope, Inc	72,832
64,737	*	Corning, Inc	1,565,988
824	*	Encore Wire Corp	29,615
2,228	*	General Cable Corp	77,980
1,035		Gibraltar Industries, Inc	30,015
2,600		Hubbell, Inc (Class B)	123,890
1,307	*	Lone Star Technologies, Inc	70,604
1,230		Matthews International Corp (Class A)	42,398
1,583	*	Maverick Tube Corp	100,030
1,588		Mueller Industries, Inc	52,452
820	*	NS Group, Inc	45,166
12,952		Nucor Corp	702,646
341		Olympic Steel, Inc	12,068
1,531	*	Oregon Steel Mills, Inc	77,560
5,619		Precision Castparts Corp	335,791
1,470		Quanex Corp	63,313
899	*	RTI International Metals, Inc	50,200
889		Schnitzer Steel Industries, Inc (Class A)	31,542
1,922		Steel Dynamics, Inc	126,352
416		Steel Technologies, Inc	8,087
833	*	Superior Essex, Inc	24,932
960		Texas Industries, Inc	50,976

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,084	*	Titanium Metals Corp	$106,028
1,244		Tredegar Corp	19,680
4,606		United States Steel Corp	322,973
601	*	Wheeling-Pittsburgh Corp	11,954
2,853		Worthington Industries, Inc	59,770
		TOTAL PRIMARY METAL INDUSTRIES	6,107,032

PRINTING AND PUBLISHING - 0.64%
1,883	*	ACCO Brands Corp	41,238
2,454		American Greetings Corp (Class A)	51,559
1,124		Banta Corp	52,075
3,644		Belo (A.H.) Corp Series A	56,846
1,610		Bowne & Co, Inc	23,023
468	*	Consolidated Graphics, Inc	24,364
401		Courier Corp	16,048
347		CSS Industries, Inc	9,976
2,456		Dow Jones & Co, Inc	85,985
2,830	*	Dun & Bradstreet Corp	197,194
1,046		Ennis, Inc	20,585
3,541		EW Scripps Co	152,759
9,882		Gannett Co, Inc	552,700
2,236		Harte-Hanks, Inc	57,331
3,143		Hollinger International, Inc	25,238
1,187		John H Harland Co	51,635
2,248		John Wiley & Sons, Inc (Class A)	74,634
1,810		Journal Communications, Inc	20,344
1,302		Journal Register Co	11,666
1,820		Lee Enterprises, Inc	49,049
867	*	Martha Stewart Living Omnimedia, Inc (Class A)	14,488
2,144		McClatchy Co (Class A)	86,017
15,092		McGraw-Hill Cos, Inc	758,071
823		Media General, Inc (Class A)	34,475
1,705		Meredith Corp	84,466
5,552		New York Times Co (Class A)	136,246
975	*	Playboy Enterprises, Inc (Class B)	9,731
1,422	*	Presstek, Inc	13,239
5,941	*	Primedia, Inc	10,872
2,273		R.H. Donnelley Corp	122,901
8,989		R.R. Donnelley & Sons Co	287,199
4,012		Reader's Digest Association, Inc (Class A)	56,008
630		Schawk, Inc	11,025
1,345	*	Scholastic Corp	34,930
760		Standard Register Co	9,006
10,163		Tribune Co	329,586
2,239	*	Valassis Communications, Inc	52,818
232		Washington Post Co (Class B)	180,962
		TOTAL PRINTING AND PUBLISHING	3,806,289

RAILROAD TRANSPORTATION - 0.67%
15,152		Burlington Northern Santa Fe Corp	1,200,796
9,123		CSX Corp	642,624
1,483		Florida East Coast Industries	77,605
1,632	*	Genesee & Wyoming, Inc (Class A)	57,887
3,058	*	Kansas City Southern Industries, Inc	84,707

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
17,137		Norfolk Southern Corp	$912,031
11,107		Union Pacific Corp	1,032,507
		TOTAL RAILROAD TRANSPORTATION	4,008,157

REAL ESTATE - 0.12%
1,536	*	Alderwoods Group, Inc	29,891
297	*	California Coastal Communities, Inc	9,504
7,653	*	CB Richard Ellis Group, Inc	190,560
255		Consolidated-Tomoka Land Co	14,061
2,862		Forest City Enterprises, Inc (Class A)	142,842
1,487		Jones Lang LaSalle, Inc	130,187
254		Orleans Homebuilders, Inc	4,128
3,154		St. Joe Co	146,787
4,149		Stewart Enterprises, Inc (Class A)	23,857
1,322	*	Trammell Crow Co	46,495
		TOTAL REAL ESTATE	738,312

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.15%
299	*	AEP Industries, Inc	9,993
731	*	Applied Films Corp	20,826
2,282		Cooper Tire & Rubber Co	25,421
387	*	Deckers Outdoor Corp	14,923
7,346	*	Goodyear Tire & Rubber Co	81,541
2,011	*	Jarden Corp	61,235
11,281		Newell Rubbermaid, Inc	291,388
439		PW Eagle, Inc	13,275
1,206		Schulman (A.), Inc	27,605
3,452		Sealed Air Corp	179,780
618	*	Skechers U.S.A., Inc (Class A)	14,900
1,100		Spartech Corp	24,860
488		Titan International, Inc	9,130
479	*	Trex Co, Inc	12,401
2,225		Tupperware Corp	43,810
1,354		West Pharmaceutical Services, Inc	49,123
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	880,211

SECURITY AND COMMODITY BROKERS - 2.79%
3,193		A.G. Edwards, Inc	176,637
8,930		Ameriprise Financial, Inc	398,903
5,029		Bear Stearns Cos, Inc	704,462
820		BlackRock, Inc	114,119
1,050		Calamos Asset Management, Inc (Class A)	30,440
2,197	*	Cbot Holdings, Inc	262,739
43,935		Charles Schwab Corp	702,097
1,443		Chicago Mercantile Exchange Holdings, Inc	708,729
551		Cohen & Steers, Inc	13,004
17,632	*	E*Trade Financial Corp	402,362
5,400		Eaton Vance Corp	134,784
3,768		Federated Investors, Inc (Class B)	118,692
7,090		Franklin Resources, Inc	615,483
290		GAMCO Investors, Inc	10,660
491	*	GFI Group, Inc	26,489
15,854		Goldman Sachs Group, Inc	2,384,917
731		Greenhill & Co, Inc	44,416

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
790	*	IntercontinentalExchange, Inc	$45,773
1,586		International Securities Exchange, Inc	60,379
1,798	*	Investment Technology Group, Inc	91,446
8,632		Janus Capital Group, Inc	154,513
4,925		Jefferies Group, Inc	145,928
4,728	*	Knight Capital Group, Inc	72,007
2,582	*	LaBranche & Co, Inc	31,268
5,300		Legg Mason, Inc	527,456
22,257		Lehman Brothers Holdings, Inc	1,450,044
824	*	MarketAxess Holdings, Inc	9,072
38,291		Merrill Lynch & Co, Inc	2,663,522
44,516		Morgan Stanley	2,813,856
589	*	Morningstar, Inc	24,432
3,918	*	Nasdaq Stock Market, Inc	117,148
3,288		Nuveen Investments, Inc	141,548
6,477	*	NYSE Group, Inc	443,545
671		optionsXpress Holdings, Inc	15,641
904	*	Piper Jaffray Cos	55,334
3,604		Raymond James Financial, Inc	109,093
446		Sanders Morris Harris Group, Inc	6,739
2,712		SEI Investments Co	132,563
494	*	Stifel Financial Corp	17,443
537		SWS Group, Inc	12,952
10,880		T Rowe Price Group, Inc	411,373
13,161		TD Ameritrade Holding Corp	194,914
39		Value Line, Inc	1,665
3,524		Waddell & Reed Financial, Inc (Class A)	72,453
		TOTAL SECURITY AND COMMODITY BROKERS	16,671,040

SOCIAL SERVICES - 0.01%
1,028	*	Bright Horizons Family Solutions, Inc	38,745
900	*	Capital Senior Living Corp	9,252
350	*	Providence Service Corp	9,531
1,454	*	Res-Care, Inc	29,080
		TOTAL SOCIAL SERVICES	86,608

SPECIAL TRADE CONTRACTORS - 0.06%
136		Alico, Inc	7,495
1,090		Chemed Corp	59,438
1,912		Comfort Systems USA, Inc	27,322
1,924	*	Dycom Industries, Inc	40,962
1,394	*	EMCOR Group, Inc	67,846
1,130	*	Insituform Technologies, Inc (Class A)	25,866
636	*	Integrated Electrical Services, Inc	11,111
543	*	Layne Christensen Co	15,394
4,630	*	Quanta Services, Inc	80,238
		TOTAL SPECIAL TRADE CONTRACTORS	335,672

STONE, CLAY, AND GLASS PRODUCTS - 0.09%
1,309		Apogee Enterprises, Inc	19,242
940	*	Cabot Microelectronics Corp	28,521
899		CARBO Ceramics, Inc	44,168
2,106		Eagle Materials, Inc	100,035
6,410		Gentex Corp	89,740

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
6,374	*	Owens-Illinois, Inc	$106,828
1,387	*	US Concrete, Inc	15,326
1,611	b*	USG Corp	117,490
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	521,350

TEXTILE MILL PRODUCTS - 0.01%
678		Oxford Industries, Inc	26,720
517		Xerium Technologies, Inc	4,870
		TOTAL TEXTILE MILL PRODUCTS	31,590

TOBACCO PRODUCTS - 1.16%
86,788		Altria Group, Inc	6,372,843
3,878		Loews Corp (Carolina Group)	199,213
1,216		Universal Corp	45,260
6,812		UST, Inc	307,834
1,766		Vector Group Ltd	28,698
		TOTAL TOBACCO PRODUCTS	6,953,848

TRANSPORTATION BY AIR - 0.52%
2,186	*	ABX Air, Inc	13,203
437	*	Air Methods Corp	11,441
3,537	*	Airtran Holdings, Inc	52,560
1,658	*	Alaska Air Group, Inc	65,358
8,765	*	AMR Corp	222,806
832	*	Atlas Air Worldwide Holdings, Inc	40,801
881	*	Bristow Group, Inc	31,716
3,743	*	Continental Airlines, Inc (Class B)	111,541
1,210	*	EGL, Inc	60,742
1,162	*	ExpressJet Holdings, Inc	8,029
12,683		FedEx Corp	1,482,251
1,444	*	Frontier Airlines Holdings, Inc	10,411
7,198	*	JetBlue Airways Corp	87,384
1,553	*	Mesa Air Group, Inc	15,297
569	*	PHI, Inc	18,891
1,023	*	Republic Airways Holdings, Inc	17,411
2,495		Skywest, Inc	61,876
33,049		Southwest Airlines Co	541,012
4,098	*	UAL Corp	127,120
2,527	*	US Airways Group, Inc	127,715
		TOTAL TRANSPORTATION BY AIR	3,107,565

TRANSPORTATION EQUIPMENT - 2.60%
853		A.O. Smith Corp	39,545
1,823	*	AAR Corp	40,525
1,400	*	Accuride Corp	17,458
1,251	*	Aftermarket Technology Corp	31,087
2,166		American Axle & Manufacturing Holdings, Inc	37,060
440		American Railcar Industries, Inc	14,568
683		Arctic Cat, Inc	13,325
1,246	*	Armor Holdings, Inc	68,318
2,809		ArvinMeritor, Inc	48,287
3,475		Autoliv, Inc	196,581
1,435	*	Aviall, Inc	68,191
33,274		Boeing Co	2,725,473

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,049		Brunswick Corp	$134,629
2,068		Clarcor, Inc	61,606
606	*	Comtech Group, Inc	6,745
2,052		Federal Signal Corp	31,067
3,267	*	Fleetwood Enterprises, Inc	24,633
75,020		Ford Motor Co	519,895
572		Freightcar America, Inc	31,752
2,062	*	GenCorp, Inc	33,054
16,756		General Dynamics Corp	1,096,848
19,624		General Motors Corp	584,599
426	*	GenTek, Inc	11,438
7,174		Genuine Parts Co	298,869
5,049		Goodrich Corp	203,424
560		Greenbrier Cos, Inc	18,334
1,019		Group 1 Automotive, Inc	57,410
11,316		Harley-Davidson, Inc	621,135
1,746		Harsco Corp	136,118
755		Heico Corp	21,404
914	*	IMPCO Technologies, Inc	9,752
7,716		ITT Industries, Inc	381,942
4,410		JLG Industries, Inc	99,225
1,050	*	K&F Industries Holdings, Inc	18,617
930		Kaman Corp (Class A)	16,926
15,221		Lockheed Martin Corp	1,091,955
1,952		Martin Marietta Materials, Inc	177,925
385	*	Miller Industries, Inc	7,970
1,116		Monaco Coach Corp	14,173
2,464	*	Navistar International Corp	60,639
522		Noble International Ltd	7,475
14,283		Northrop Grumman Corp	914,969
2,650	*	Orbital Sciences Corp	42,771
3,104		Oshkosh Truck Corp	147,502
6,926		Paccar, Inc	570,564
6,277	*	Pactiv Corp	155,356
1,859		Polaris Industries, Inc	80,495
18,549		Raytheon Co	826,729
317	*	Sequa Corp (Class A)	25,836
955		Superior Industries International, Inc	17,467
2,104	*	Tenneco, Inc	54,704
5,409		Textron, Inc	498,602
1,473		Thor Industries, Inc	71,367
455	*	TransDigm Group, Inc	10,897
3,275		Trinity Industries, Inc	132,310
837	*	Triumph Group, Inc	40,176
1,973	*	TRW Automotive Holdings Corp	53,823
42,011		United Technologies Corp	2,664,338
6,104	*	Visteon Corp	44,010
1,163		Wabash National Corp	17,864
2,024		Westinghouse Air Brake Technologies Corp	75,698
1,627		Winnebago Industries, Inc	50,502
		TOTAL TRANSPORTATION EQUIPMENT	15,575,957

TRANSPORTATION SERVICES - 0.22%
857		Ambassadors Group, Inc	24,750

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
287		Ambassadors International, Inc	$6,673
7,270		CH Robinson Worldwide, Inc	387,491
448	*	Dynamex, Inc	9,771
8,750		Expeditors International Washington, Inc	490,088
1,864		GATX Corp	79,220
1,496	*	HUB Group, Inc	36,697
2,900		Lear Corp	64,409
644	*	Navigant International, Inc	10,323
1,558		Pacer International, Inc	50,760
1,597	*	RailAmerica, Inc	16,705
5,609		Sabre Holdings Corp	123,420
		TOTAL TRANSPORTATION SERVICES	1,300,307

TRUCKING AND WAREHOUSING - 0.51%
1,183		Arkansas Best Corp	59,398
956	*	Celadon Group, Inc	21,070
2,097		Con-way, Inc	121,479
1,489		Forward Air Corp	60,647
2,486		Heartland Express, Inc	44,475
4,746		J.B. Hunt Transport Services, Inc	118,223
2,528		Landstar System, Inc	119,397
483	*	Marten Transport Ltd	10,500
1,068	*	Old Dominion Freight Line	40,146
181	*	P.A.M. Transportation Services, Inc	5,229
725	*	SCS Transportation, Inc	19,959
2,290	*	SIRVA, Inc	14,816
2,212	*	Swift Transportation Co, Inc	70,253
247	*	U.S. Xpress Enterprises, Inc (Class A)	6,674
26,766		United Parcel Service, Inc (Class B)	2,203,645
243	*	Universal Truckload Services, Inc	8,294
620	*	USA Truck, Inc	11,048
2,025		Werner Enterprises, Inc	41,047
2,384	*	YRC Worldwide, Inc	100,390
		TOTAL TRUCKING AND WAREHOUSING	3,076,690

WATER TRANSPORTATION - 0.07%
1,934		Alexander & Baldwin, Inc	85,618
1,282	*	American Commercial Lines, Inc	77,241
684	*	Gulfmark Offshore, Inc	17,668
1,400		Horizon Lines, Inc	22,428
960	*	Hornbeck Offshore Services, Inc	34,099
2,178	*	Kirby Corp	86,031
338		Maritrans, Inc	8,416
1,293		Overseas Shipholding Group, Inc	76,481
		TOTAL WATER TRANSPORTATION	407,982

WHOLESALE TRADE-DURABLE GOODS - 2.79%
3,836		Adesa, Inc	85,313
1,200		Agilysys, Inc	21,600
1,776		Applied Industrial Technologies, Inc	43,175
5,073	*	Arrow Electronics, Inc	163,351
1,565		Barnes Group, Inc	31,222
1,810	*	Beacon Roofing Supply, Inc	39,838
501		BlueLinx Holdings, Inc	6,528

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,380		BorgWarner, Inc	$154,938
1,324		Building Material Holding Corp	36,900
590		Castle (A.M.) & Co	19,028
931	*	Conceptus, Inc	12,699
4,781	*	Cytyc Corp	121,246
984	*	Digi International, Inc	12,330
578	*	Drew Industries, Inc	18,727
432,176	d	General Electric Co	14,244,521
1,731	*	Genesis Microchip, Inc	20,010
4,695		IKON Office Solutions, Inc	59,157
5,656	*	Ingram Micro, Inc (Class A)	102,543
1,949	*	Insight Enterprises, Inc	37,128
1,134	*	Interline Brands, Inc	26,513
655	*	Keystone Automotive Industries, Inc	27,654
2,457		Knight Transportation, Inc	49,631
177		Lawson Products, Inc	6,977
1,867	*	LKQ Corp	35,473
1,033	*	Merge Technologies, Inc	12,716
440	*	MWI Veterinary Supply, Inc	16,029
4,967		Omnicare, Inc	235,535
1,638		Owens & Minor, Inc	46,847
5,740	*	Patterson Cos, Inc	200,498
1,947		PEP Boys-Manny Moe & Jack	22,838
2,101		Pool Corp	91,667
2,786	*	PSS World Medical, Inc	49,173
1,352		Reliance Steel & Aluminum Co	112,148
1,300		Ryerson Tull, Inc	35,100
2,247	*	Tech Data Corp	86,083
1,838	*	Tyler Technologies, Inc	20,586
3,223		W.W. Grainger, Inc	242,466
2,007	*	WESCO International, Inc	138,483
304	*	West Marine, Inc	4,098
		TOTAL WHOLESALE TRADE-DURABLE GOODS	16,690,769

WHOLESALE TRADE-NONDURABLE GOODS - 0.77%
2,813		Airgas, Inc	104,784
1,844	*	Akorn, Inc	7,339
3,159		Alliance One International, Inc	14,026
1,944	*	Allscripts Healthcare Solutions, Inc	34,117
2,555		Brown-Forman Corp (Class B)	182,555
17,443		Cardinal Health, Inc	1,122,172
1,536	*	Central European Distribution Corp	38,646
411	*	Core-Mark Holding Co, Inc	14,714
5,796	*	Dean Foods Co	215,553
5,525	*	Endo Pharmaceuticals Holdings, Inc	182,215
164	*	Green Mountain Coffee Roasters, Inc	6,588
1,065	*	Hain Celestial Group, Inc	27,434
3,738	*	Henry Schein, Inc	174,677
369		Kenneth Cole Productions, Inc (Class A)	8,240
1,029		K-Swiss, Inc (Class A)	27,474
136	*	Maui Land & Pineapple Co, Inc	5,141
1,893		Men's Wearhouse, Inc	57,358
1,155		Myers Industries, Inc	19,854
485		Nash Finch Co	10,326

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
7,934		Nike, Inc (Class B)	$642,654
2,249		Nu Skin Enterprises, Inc (Class A)	33,398
650	*	Nuco2, Inc	15,626
1,301	*	Performance Food Group Co	39,524
215	*	Perry Ellis International, Inc	5,442
18,708		Safeway, Inc	486,408
1,103	*	School Specialty, Inc	35,131
597	*	Smart & Final, Inc	10,053
983	*	Source Interlink Cos, Inc	11,698
786		Spartan Stores, Inc	11,499
1,605		Stride Rite Corp	21,170
25,710		Sysco Corp	785,698
3,407	*	Terra Industries, Inc	21,703
514		The Andersons, Inc	21,388
1,489	*	Tractor Supply Co	82,297
1,745	*	United Natural Foods, Inc	57,620
1,425	*	United Stationers, Inc	70,281
356		Valhi, Inc	8,740
350	*	Volcom, Inc	11,197
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,624,740

		TOTAL COMMON STOCKS	592,053,800
		(Cost $454,694,230)

PRINCIPAL

SHORT-TERM INVESTMENTS - 1.03%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.03%
$ 6,140,000		Federal Home Loan Bank (FHLB) 4.950%, 07/03/06	6,140,000

		TOTAL SHORT-TERM INVESTMENTS	6,140,000
		(Cost $6,138,339)

		TOTAL PORTFOLIO - 99.94%	598,193,800
		(Cost $460,832,569)

		OTHER ASSETS & LIABILITIES, NET - 0.06%	368,300

		NET ASSETS - 100.00%	$598,562,100

	*	Non-income producing
	**	Percentage represents less than 0.01%
	b	In bankruptcy
	d	All or a portion of these securities have been segregated by the custodian to cover margin
		or other requirements on futures contracts.
	v	Security valued at fair value

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S & P 500 Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
S & P 500 INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2006
SHARES		COMPANY	VALUE

COMMON STOCKS - 98.37%

AMUSEMENT AND RECREATION SERVICES - 0.11%
11,880		Harrah's Entertainment, Inc	$845,618
		TOTAL AMUSEMENT AND RECREATION SERVICES	845,618

APPAREL AND ACCESSORY STORES - 0.40%
36,760		Gap, Inc	639,624
22,250	*	Kohl's Corp	1,315,420
22,224		Limited Brands, Inc	568,712
14,240		Nordstrom, Inc	519,760
		TOTAL APPAREL AND ACCESSORY STORES	3,043,516

APPAREL AND OTHER TEXTILE PRODUCTS - 0.11%
7,360		Jones Apparel Group, Inc	233,974
6,980		Liz Claiborne, Inc	258,679
5,660		VF Corp	384,427
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	877,080

AUTO REPAIR, SERVICES AND PARKING - 0.03%
3,960		Ryder System, Inc	231,383
		TOTAL AUTO REPAIR, SERVICES AND PARKING	231,383

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.07%
10,748	*	Autonation, Inc	230,437
3,590	*	Autozone, Inc	316,638
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	547,075

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.07%
135,470		Home Depot, Inc	4,848,471
50,340		Lowe's Cos, Inc	3,054,128
7,170		Sherwin-Williams Co	340,432
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	8,243,031

BUSINESS SERVICES - 6.21%
38,840	*	Adobe Systems, Inc	1,179,182
7,530	*	Affiliated Computer Services, Inc (Class A)	388,623
15,090	*	Autodesk, Inc	520,001
37,330		Automatic Data Processing, Inc	1,692,916
13,670	*	BMC Software, Inc	326,713
29,930		CA, Inc	615,062
64,940		Cendant Corp	1,057,873
12,076	*	Citrix Systems, Inc	484,731
12,280	*	Computer Sciences Corp	594,843
25,849	*	Compuware Corp	173,188
8,960	*	Convergys Corp	174,720
75,436	*	eBay, Inc	2,209,520
20,020	*	Electronic Arts, Inc	861,661

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S & P 500 Index Fund

SHARES		COMPANY	VALUE
33,900		Electronic Data Systems Corp	$815,634
8,580		Equifax, Inc	294,637
49,898		First Data Corp	2,247,406
11,181	*	Fiserv, Inc	507,170
13,510	*	Google, Inc (Class A)	5,665,148
12,877		IMS Health, Inc	345,747
29,152	*	Interpublic Group of Cos, Inc	243,419
11,500	*	Intuit, Inc	694,485
37,000	*	Juniper Networks, Inc	591,630
571,821		Microsoft Corp	13,323,429
8,371	*	Monster Worldwide, Inc	357,107
11,500	*	NCR Corp	421,360
25,080	*	Novell, Inc	166,280
11,500		Omnicom Group, Inc	1,024,535
254,130	*	Oracle Corp	3,682,344
6,900	*	Parametric Technology Corp	87,699
10,940		Robert Half International, Inc	459,480
228,620	*	Sun Microsystems, Inc	948,773
67,354	*	Symantec Corp	1,046,681
21,490	*	Unisys Corp	134,957
15,840	*	VeriSign, Inc	367,013
35,730		Waste Management, Inc	1,281,992
81,760	*	Yahoo!, Inc	2,698,080
		TOTAL BUSINESS SERVICES	47,684,039

CHEMICALS AND ALLIED PRODUCTS - 9.49%
99,471		Abbott Laboratories	4,337,930
14,640		Air Products & Chemicals, Inc	935,789
5,090		Alberto-Culver Co	247,985
76,720	*	Amgen, Inc	5,004,446
7,170		Avery Dennison Corp	416,290
29,130		Avon Products, Inc	903,030
7,000	*	Barr Pharmaceuticals, Inc	333,830
22,425	*	Biogen Idec, Inc	1,038,950
128,310		Bristol-Myers Squibb Co	3,318,097
9,820		Clorox Co	598,725
33,590		Colgate-Palmolive Co	2,012,041
62,710		Dow Chemical Co	2,447,571
59,921		Du Pont (E.I.) de Nemours & Co	2,492,714
5,380		Eastman Chemical Co	290,520
11,690		Ecolab, Inc	474,380
73,770		Eli Lilly & Co	4,077,268
7,830		Estee Lauder Cos (Class A)	302,786
21,120	*	Forest Laboratories, Inc	817,133
16,820	*	Genzyme Corp	1,026,861
29,790	*	Gilead Sciences, Inc	1,762,376
7,450	*	Hercules, Inc	113,687
10,560	*	Hospira, Inc	453,446
5,500		International Flavors & Fragrances, Inc	193,820
15,460	*	King Pharmaceuticals, Inc	262,820
16,370	*	Medimmune, Inc	443,627
142,320		Merck & Co, Inc	5,184,718
17,650		Monsanto Co	1,485,954
13,950		Mylan Laboratories, Inc	279,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S & P 500 Index Fund

SHARES		COMPANY	VALUE
477,950		Pfizer, Inc	$11,217,486
10,660		PPG Industries, Inc	703,560
20,830		Praxair, Inc	1,124,820
214,042		Procter & Gamble Co	11,900,735
9,550		Rohm & Haas Co	478,646
96,690		Schering-Plough Corp	1,840,011
4,340		Sigma-Aldrich Corp	315,258
6,410	*	Watson Pharmaceuticals, Inc	149,225
87,830		Wyeth	3,900,530
		TOTAL CHEMICALS AND ALLIED PRODUCTS	72,886,065

COAL MINING - 0.07%
11,200		Consol Energy, Inc	523,264
		TOTAL COAL MINING	523,264

COMMUNICATIONS - 4.48%
25,380		Alltel Corp	1,620,005
253,133		AT&T, Inc	7,059,879
26,770	*	Avaya, Inc	305,713
117,950		BellSouth Corp	4,269,790
50,150		CBS Corp	1,356,558
8,300		CenturyTel, Inc	308,345
20,740		Citizens Communications Co	270,657
33,370		Clear Channel Communications, Inc	1,032,801
137,616	*	Comcast Corp (Class A)	4,505,548
9,863	*	Embarq Corp	404,284
102,850	*	Qwest Communications International, Inc	832,057
194,346		Sprint Nextel Corp	3,884,977
14,330	*	Univision Communications, Inc (Class A)	480,055
190,320		Verizon Communications, Inc	6,373,817
47,420	*	Viacom, Inc	1,699,533
		TOTAL COMMUNICATIONS	34,404,019

DEPOSITORY INSTITUTIONS - 10.47%
22,440		AmSouth Bancorp	593,538
298,803		Bank of America Corp	14,372,424
50,380		Bank of New York Co, Inc	1,622,236
35,800		BB&T Corp	1,488,922
324,220		Citigroup, Inc	15,640,373
10,370		Comerica, Inc	539,136
12,000		Commerce Bancorp, Inc	428,040
8,420		Compass Bancshares, Inc	468,152
36,254		Fifth Third Bancorp	1,339,585
8,200		First Horizon National Corp	329,640
16,590		Golden West Financial Corp	1,230,978
15,920		Huntington Bancshares, Inc	375,394
226,566		JPMorgan Chase & Co	9,515,772
26,210		Keycorp	935,173
5,090		M&T Bank Corp	600,213
14,740		Marshall & Ilsley Corp	674,208
26,990		Mellon Financial Corp	929,266
35,397		National City Corp	1,281,017
30,400		North Fork Bancorporation, Inc	917,168
12,120		Northern Trust Corp	670,236

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S & P 500 Index Fund

SHARES		COMPANY	VALUE
19,250		PNC Financial Services Group, Inc	$1,350,773
29,621		Regions Financial Corp	981,047
23,950		Sovereign Bancorp, Inc	486,424
21,490		State Street Corp	1,248,354
23,850		SunTrust Banks, Inc	1,818,801
21,070		Synovus Financial Corp	564,255
115,940		US Bancorp	3,580,227
104,904		Wachovia Corp	5,673,208
63,088		Washington Mutual, Inc	2,875,551
109,530		Wells Fargo & Co	7,347,272
6,790		Zions Bancorporation	529,213
		TOTAL DEPOSITORY INSTITUTIONS	80,406,596

EATING AND DRINKING PLACES - 0.82%
8,770		Darden Restaurants, Inc	345,538
80,870		McDonald's Corp	2,717,232
50,086	*	Starbucks Corp	1,891,247
7,560		Wendy's International, Inc	440,672
17,720		Yum! Brands, Inc	890,784
		TOTAL EATING AND DRINKING PLACES	6,285,473

EDUCATIONAL SERVICES - 0.06%
9,050	*	Apollo Group, Inc (Class A)	467,613
		TOTAL EDUCATIONAL SERVICES	467,613

ELECTRIC, GAS, AND SANITARY SERVICES - 3.62%
43,050	*	AES Corp	794,272
10,750	*	Allegheny Energy, Inc	398,502
15,460	*	Allied Waste Industries, Inc	175,626
13,500		Ameren Corp	681,750
25,670		American Electric Power Co, Inc	879,198
20,460		Centerpoint Energy, Inc	255,750
14,800	*	CMS Energy Corp	191,512
16,150		Consolidated Edison, Inc	717,706
11,710		Constellation Energy Group, Inc	638,429
22,740		Dominion Resources, Inc	1,700,725
11,690		DTE Energy Co	476,251
80,544		Duke Energy Corp	2,365,577
23,660	*	Dynegy, Inc (Class A)	129,420
21,230		Edison International	827,970
45,330		El Paso Corp	679,950
13,580		Entergy Corp	960,785
43,590		Exelon Corp	2,477,220
21,310		FirstEnergy Corp	1,155,215
26,110		FPL Group, Inc	1,080,432
11,320		KeySpan Corp	457,328
6,890		Kinder Morgan, Inc	688,242
2,740		Nicor, Inc	113,710
17,250		NiSource, Inc	376,740
2,270		Peoples Energy Corp	81,516
22,660		PG&E Corp	890,085
6,410		Pinnacle West Capital Corp	255,823
24,820		PPL Corp	801,686
16,620		Progress Energy, Inc	712,499

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S & P 500 Index Fund

SHARES		COMPANY	VALUE
16,430		Public Service Enterprise Group, Inc	$1,086,352
16,900		Sempra Energy	768,612
48,390		Southern Co	1,550,900
13,110		TECO Energy, Inc	195,863
30,190		TXU Corp	1,805,060
38,890		Williams Cos, Inc	908,470
25,830		Xcel Energy, Inc	495,419
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	27,774,595

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.76%
7,317	*	ADC Telecommunications, Inc	123,365
31,800	*	Advanced Micro Devices, Inc	776,556
23,530	*	Altera Corp	412,951
11,461		American Power Conversion Corp	223,375
23,380		Analog Devices, Inc	751,433
9,848	*	Andrew Corp	87,253
29,810	*	Broadcom Corp (Class A)	895,791
40,910	*	Ciena Corp	196,777
398,144	*	Cisco Systems, Inc	7,775,752
13,525	*	Comverse Technology, Inc	267,389
6,050		Cooper Industries Ltd (Class A)	562,166
26,790		Emerson Electric Co	2,245,270
26,385	*	Freescale Semiconductor, Inc (Class B)	775,719
4,340		Harman International Industries, Inc	370,506
54,050		Honeywell International, Inc	2,178,215
379,420		Intel Corp	7,190,009
108,000	*	JDS Uniphase Corp	273,240
7,730		L-3 Communications Holdings, Inc	582,997
19,518		Linear Technology Corp	653,658
25,360	*	LSI Logic Corp	226,972
293,070	*	Lucent Technologies, Inc	709,229
20,655		Maxim Integrated Products, Inc	663,232
44,180	*	Micron Technology, Inc	665,351
9,073		Molex, Inc	304,581
161,191		Motorola, Inc	3,247,999
21,590		National Semiconductor Corp	514,921
24,255	*	Network Appliance, Inc	856,201
8,200	*	Novellus Systems, Inc	202,540
23,230	*	Nvidia Corp	494,567
13,860	*	PMC - Sierra, Inc	130,284
10,338	*	QLogic Corp	178,227
109,300		Qualcomm, Inc	4,379,651
8,390		RadioShack Corp	117,460
11,220		Rockwell Collins, Inc	626,861
34,600	*	Sanmina-SCI Corp	159,160
28,850	*	Tellabs, Inc	383,993
102,830		Texas Instruments, Inc	3,114,721
4,981		Whirlpool Corp	411,680
22,075		Xilinx, Inc	499,999
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	44,230,051

ENGINEERING AND MANAGEMENT SERVICES - 0.37%
5,570		Fluor Corp	517,620
15,950		Moody's Corp	868,637

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S & P 500 Index Fund

SHARES		COMPANY	VALUE
21,680		Paychex, Inc	$845,086
10,470		Quest Diagnostics, Inc	627,362
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,858,705

FABRICATED METAL PRODUCTS - 0.22%
7,100		Ball Corp	262,984
26,980		Illinois Tool Works, Inc	1,281,550
3,680		Snap-On, Inc	148,746
		TOTAL FABRICATED METAL PRODUCTS	1,693,280

FOOD AND KINDRED PRODUCTS - 3.24%
49,960		Anheuser-Busch Cos, Inc	2,277,676
42,640		Archer Daniels Midland Co	1,760,179
12,160		Campbell Soup Co	451,258
133,640		Coca-Cola Co	5,749,193
19,890		Coca-Cola Enterprises, Inc	405,159
33,880		ConAgra Foods, Inc	749,087
13,110	*	Constellation Brands, Inc (Class A)	327,750
23,190		General Mills, Inc	1,197,995
21,780		H.J. Heinz Co	897,772
11,500		Hershey Co	633,305
16,120		Kellogg Co	780,692
8,680		McCormick & Co, Inc	291,214
3,890		Molson Coors Brewing Co (Class B)	264,053
8,580		Pepsi Bottling Group, Inc	275,847
107,820		PepsiCo, Inc	6,473,513
5,670		Reynolds American, Inc	653,751
49,390		Sara Lee Corp	791,228
16,500		Tyson Foods, Inc (Class A)	245,190
14,520		Wrigley (Wm.) Jr Co	658,627
		TOTAL FOOD AND KINDRED PRODUCTS	24,883,489

FOOD STORES - 0.26%
47,130		Kroger Co	1,030,262
13,320		Supervalu, Inc	408,924
9,160		Whole Foods Market, Inc	592,102
		TOTAL FOOD STORES	2,031,288

FORESTRY - 0.13%
16,050		Weyerhaeuser Co	999,112
		TOTAL FORESTRY	999,112

FURNITURE AND FIXTURES - 0.28%
12,650		Johnson Controls, Inc	1,040,083
11,980		Leggett & Platt, Inc	299,260
26,960		Masco Corp	799,094
		TOTAL FURNITURE AND FIXTURES	2,138,437

FURNITURE AND HOMEFURNISHINGS STORES - 0.30%
18,410	*	Bed Bath & Beyond, Inc	610,660
26,210		Best Buy Co, Inc	1,437,356
9,810		Circuit City Stores, Inc	267,028
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	2,315,044

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S & P 500 Index Fund

SHARES		COMPANY	VALUE
GENERAL BUILDING CONTRACTORS - 0.24%
8,020		Centex Corp	$403,406
18,050		DR Horton, Inc	429,951
4,910		KB Home	225,124
9,170		Lennar Corp (Class A)	406,873
13,670		Pulte Homes, Inc	393,559
		TOTAL GENERAL BUILDING CONTRACTORS	1,858,913

GENERAL MERCHANDISE STORES - 2.11%
8,020	*	Big Lots, Inc	136,982
30,430		Costco Wholesale Corp	1,738,466
4,060		Dillard's, Inc (Class A)	129,311
20,270		Dollar General Corp	283,375
9,900		Family Dollar Stores, Inc	241,857
36,102		Federated Department Stores, Inc	1,321,333
15,390		JC Penney Co, Inc	1,038,979
56,560		Target Corp	2,764,087
29,410		TJX Cos, Inc	672,313
163,030		Wal-Mart Stores, Inc	7,853,155
		TOTAL GENERAL MERCHANDISE STORES	16,179,858

HEALTH SERVICES - 1.51%
13,580		AmerisourceBergen Corp	569,274
28,660		Caremark Rx, Inc	1,429,274
7,730		Cigna Corp	761,482
10,230	*	Coventry Health Care, Inc	562,036
9,620	*	Express Scripts, Inc	690,139
26,700		HCA, Inc	1,152,105
15,840		Health Management Associates, Inc (Class A)	312,206
8,110	*	Laboratory Corp of America Holdings	504,685
5,380		Manor Care, Inc	252,430
19,890		McKesson Corp	940,399
19,581	*	Medco Health Solutions, Inc	1,121,600
30,450	*	Tenet Healthcare Corp	212,541
42,420	*	WellPoint, Inc	3,086,903
		TOTAL HEALTH SERVICES	11,595,074

HOLDING AND OTHER INVESTMENT OFFICES - 1.69%
6,410		Apartment Investment & Management Co (Class A)	278,515
13,770		Archstone-Smith Trust	700,480
5,950		Boston Properties, Inc	537,880
23,950		Equity Office Properties Trust	874,414
19,070		Equity Residential	853,001
13,580		Kimco Realty Corp	495,534
11,980		Plum Creek Timber Co, Inc	425,290
15,750		Prologis	820,890
5,490		Public Storage, Inc	416,691
11,890		Simon Property Group, Inc	986,157
46,000		SPDR Trust Series 1	5,854,880
7,640		Vornado Realty Trust	745,282
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	12,989,014

HOTELS AND OTHER LODGING PLACES - 0.30%
21,620		Hilton Hotels Corp	611,414

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S & P 500 Index Fund

SHARES		COMPANY	VALUE
21,240		Marriott International, Inc (Class A)	$809,669
14,160		Starwood Hotels & Resorts Worldwide, Inc	854,414
		TOTAL HOTELS AND OTHER LODGING PLACES	2,275,497

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.24%
49,140		3M Co	3,969,038
11,410		American Standard Cos, Inc	493,711
55,420	*	Apple Computer, Inc	3,165,590
102,170		Applied Materials, Inc	1,663,328
5,000		Black & Decker Corp	422,300
43,680		Caterpillar, Inc	3,253,286
3,120		Cummins, Inc	381,420
15,270		Deere & Co	1,274,892
149,400	*	Dell, Inc	3,646,854
13,010		Dover Corp	643,084
9,820		Eaton Corp	740,428
154,370	*	EMC Corp	1,693,439
17,160	*	Gateway, Inc	32,604
181,530		Hewlett-Packard Co	5,750,870
21,210		Ingersoll-Rand Co Ltd	907,364
100,850		International Business Machines Corp	7,747,297
22,090		International Game Technology	838,095
11,730		Jabil Circuit, Inc	300,288
7,070	*	Lexmark International, Inc	394,718
8,300		Pall Corp	232,400
7,730		Parker Hannifin Corp	599,848
11,520		Rockwell Automation, Inc	829,555
12,780	*	SanDisk Corp	651,524
60,420	*	Solectron Corp	206,636
4,530		Stanley Works	213,907
16,500		Symbol Technologies, Inc	178,035
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	40,230,511

INSTRUMENTS AND RELATED PRODUCTS - 3.98%
27,810	*	Agilent Technologies, Inc	877,684
10,010		Allergan, Inc	1,073,673
11,880		Applera Corp (Applied Biosystems Group)	384,318
6,900		Bard (C.R.), Inc	505,494
3,400		Bausch & Lomb, Inc	166,736
42,750		Baxter International, Inc	1,571,490
16,030		Becton Dickinson & Co	979,914
15,870		Biomet, Inc	496,572
79,349	*	Boston Scientific Corp	1,336,237
15,370		Danaher Corp	988,598
18,380		Eastman Kodak Co	437,076
8,220	*	Fisher Scientific International, Inc	600,471
193,050		Johnson & Johnson	11,567,556
12,730		Kla-Tencor Corp	529,186
78,670		Medtronic, Inc	3,691,196
3,600	*	Millipore Corp	226,764
8,860		PerkinElmer, Inc	185,174
13,910		Pitney Bowes, Inc	574,483
23,850	*	St. Jude Medical, Inc	773,217
19,040		Stryker Corp	801,774

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S & P 500 Index Fund

SHARES		COMPANY	VALUE
5,500		Tektronix, Inc	$161,810
13,200	*	Teradyne, Inc	183,876
10,660	*	Thermo Electron Corp	386,318
6,790	*	Waters Corp	301,476
60,330	*	Xerox Corp	839,190
16,120	*	Zimmer Holdings, Inc	914,326
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	30,554,609

INSURANCE AGENTS, BROKERS AND SERVICE - 0.43%
20,550		AON Corp	715,551
19,720		Hartford Financial Services Group, Inc	1,668,312
35,540		Marsh & McLennan Cos, Inc	955,671
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,339,534

INSURANCE CARRIERS - 4.98%
21,230		ACE Ltd	1,074,026
36,970		Aetna, Inc	1,476,212
32,550		Aflac, Inc	1,508,693
41,480		Allstate Corp	2,270,200
6,890		Ambac Financial Group, Inc	558,779
169,420		American International Group, Inc	10,004,251
27,040		Chubb Corp	1,349,296
11,145		Cincinnati Financial Corp	523,926
24,040		Genworth Financial, Inc	837,554
10,560	*	Humana, Inc	567,072
18,473		Lincoln National Corp	1,042,616
26,490		Loews Corp	939,071
8,790		MBIA, Inc	514,655
49,430		Metlife, Inc	2,531,310
5,660		MGIC Investment Corp	367,900
18,100		Principal Financial Group	1,007,265
50,620		Progressive Corp	1,301,440
32,060		Prudential Financial, Inc	2,491,062
7,912		Safeco Corp	445,841
45,417		St. Paul Travelers Cos, Inc	2,024,690
6,390		Torchmark Corp	388,001
87,880		UnitedHealth Group, Inc	3,935,266
19,520		UnumProvident Corp	353,898
11,720		XL Capital Ltd (Class A)	718,436
		TOTAL INSURANCE CARRIERS	38,231,460

LEATHER AND LEATHER PRODUCTS - 0.10%
25,110	*	Coach, Inc	750,789
		TOTAL LEATHER AND LEATHER PRODUCTS	750,789

LUMBER AND WOOD PRODUCTS - 0.02%
7,260		Louisiana-Pacific Corp	158,994
		TOTAL LUMBER AND WOOD PRODUCTS	158,994

METAL MINING - 0.43%
12,290		Freeport-McMoRan Copper & Gold, Inc (Class A)	680,989
29,250		Newmont Mining Corp	1,548,203
13,200		Phelps Dodge Corp	1,084,512
		TOTAL METAL MINING	3,313,704

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S & P 500 Index Fund

SHARES		COMPANY	VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.65%
9,730		Fortune Brands, Inc	$690,927
11,410		Hasbro, Inc	206,635
25,260		Mattel, Inc	417,043
132,900		Tyco International Ltd	3,654,750
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	4,969,355

MISCELLANEOUS RETAIL - 1.14%
20,149	*	Amazon.com, Inc	779,363
53,390		CVS Corp	1,639,073
18,950	*	Office Depot, Inc	720,100
4,620		OfficeMax, Inc	188,265
6,398	*	Sears Holdings Corp	990,666
47,496		Staples, Inc	1,155,103
9,340		Tiffany & Co	308,407
65,840		Walgreen Co	2,952,266
		TOTAL MISCELLANEOUS RETAIL	8,733,243

MOTION PICTURES - 1.58%
154,480		News Corp (Class A)	2,962,926
280,920		Time Warner, Inc	4,859,916
143,160		Walt Disney Co	4,294,800
		TOTAL MOTION PICTURES	12,117,642

NONDEPOSITORY INSTITUTIONS - 1.98%
80,450		American Express Co	4,281,549
19,720		Capital One Financial Corp	1,685,074
13,030		CIT Group, Inc	681,339
39,640		Countrywide Financial Corp	1,509,491
63,110		Fannie Mae	3,035,591
45,100		Freddie Mac	2,571,151
26,870		SLM Corp	1,421,960
		TOTAL NONDEPOSITORY INSTITUTIONS	15,186,155

NONMETALLIC MINERALS, EXCEPT FUELS - 0.06%
6,410		Vulcan Materials Co	499,980
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	499,980

OIL AND GAS EXTRACTION - 2.83%
29,810		Anadarko Petroleum Corp	1,421,639
21,620		Apache Corp	1,475,565
22,270		Baker Hughes, Inc	1,822,800
21,240		BJ Services Co	791,402
25,320		Chesapeake Energy Corp	765,930
28,770		Devon Energy Corp	1,737,996
33,680		Halliburton Co	2,499,393
20,460	*	Nabors Industries Ltd	691,343
11,410	*	National Oilwell Varco, Inc	722,481
9,070		Noble Corp	674,989
7,070		Rowan Cos, Inc	251,621
76,970		Schlumberger Ltd	5,011,517
21,130	*	Transocean, Inc	1,697,162
22,530	*	Weatherford International Ltd	1,117,939

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S & P 500 Index Fund

SHARES		COMPANY	VALUE
23,756		XTO Energy, Inc	$1,051,678
		TOTAL OIL AND GAS EXTRACTION	21,733,455

PAPER AND ALLIED PRODUCTS - 0.49%
6,700		Bemis Co	205,154
32,190		International Paper Co	1,039,737
29,990		Kimberly-Clark Corp	1,850,383
11,790		MeadWestvaco Corp	329,295
7,170		Temple-Inland, Inc	307,378
		TOTAL PAPER AND ALLIED PRODUCTS	3,731,947

PERSONAL SERVICES - 0.11%
9,170		Cintas Corp	364,599
21,530		H&R Block, Inc	513,706
		TOTAL PERSONAL SERVICES	878,305

PETROLEUM AND COAL PRODUCTS - 6.79%
4,620		Ashland, Inc	308,154
144,585		Chevron Corp	8,972,945
107,629		ConocoPhillips	7,052,928
15,750		EOG Resources, Inc	1,092,105
394,550		Exxon Mobil Corp	24,205,643
15,770		Hess Corp	833,445
14,734		Kerr-McGee Corp	1,021,803
23,763		Marathon Oil Corp	1,979,458
10,750		Murphy Oil Corp	600,495
27,920		Occidental Petroleum Corp	2,863,196
8,580		Sunoco, Inc	594,508
39,970		Valero Energy Corp	2,658,804
		TOTAL PETROLEUM AND COAL PRODUCTS	52,183,484

PRIMARY METAL INDUSTRIES - 0.83%
56,790		Alcoa, Inc	1,837,724
5,870		Allegheny Technologies, Inc	406,439
101,650	*	Corning, Inc	2,458,914
20,290		Nucor Corp	1,100,733
8,270		United States Steel Corp	579,892
		TOTAL PRIMARY METAL INDUSTRIES	6,383,702

PRINTING AND PUBLISHING - 0.49%
3,680		Dow Jones & Co, Inc	128,837
5,470		EW Scripps Co	235,976
15,270		Gannett Co, Inc	854,051
2,221		McClatchy Co (Class A)	89,107
23,660		McGraw-Hill Cos, Inc	1,188,442
2,640		Meredith Corp	130,786
9,340		New York Times Co (Class A)	229,204
13,950		R.R. Donnelley & Sons Co	445,703
14,480		Tribune Co	469,586
		TOTAL PRINTING AND PUBLISHING	3,771,692

RAILROAD TRANSPORTATION - 0.78%
24,130		Burlington Northern Santa Fe Corp	1,912,303
14,450		CSX Corp	1,017,858

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S & P 500 Index Fund

SHARES		COMPANY	VALUE
27,080		Norfolk Southern Corp	$1,441,198
17,260		Union Pacific Corp	1,604,490
		TOTAL RAILROAD TRANSPORTATION	5,975,849

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.12%
4,250		Cooper Tire & Rubber Co	47,345
12,260	*	Goodyear Tire & Rubber Co	136,086
17,720		Newell Rubbermaid, Inc	457,708
5,190		Sealed Air Corp	270,295
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	911,434

SECURITY AND COMMODITY BROKERS - 2.78%
16,030		Ameriprise Financial, Inc	716,060
7,730		Bear Stearns Cos, Inc	1,082,818
66,830		Charles Schwab Corp	1,067,943
27,780	*	E*Trade Financial Corp	633,940
5,380		Federated Investors, Inc (Class B)	169,470
10,010		Franklin Resources, Inc	868,968
28,200		Goldman Sachs Group, Inc	4,242,126
13,670		Janus Capital Group, Inc	244,693
8,620		Legg Mason, Inc	857,862
34,780		Lehman Brothers Holdings, Inc	2,265,917
60,200		Merrill Lynch & Co, Inc	4,187,512
69,890		Morgan Stanley	4,417,747
17,006		T Rowe Price Group, Inc	642,997
		TOTAL SECURITY AND COMMODITY BROKERS	21,398,053

TOBACCO PRODUCTS - 1.36%
136,020		Altria Group, Inc	9,987,949
10,560		UST, Inc	477,206
		TOTAL TOBACCO PRODUCTS	10,465,155

TRANSPORTATION BY AIR - 0.40%
19,920		FedEx Corp	2,327,851
46,250		Southwest Airlines Co	757,113
		TOTAL TRANSPORTATION BY AIR	3,084,964

TRANSPORTATION EQUIPMENT - 2.74%
52,170		Boeing Co	4,273,245
6,040		Brunswick Corp	200,830
123,230		Ford Motor Co	853,984
26,330		General Dynamics Corp	1,723,562
36,900		General Motors Corp	1,099,251
11,130		Genuine Parts Co	463,676
8,320		Goodrich Corp	335,213
17,350		Harley-Davidson, Inc	952,342
11,790		ITT Industries, Inc	583,605
23,190		Lockheed Martin Corp	1,663,651
4,150	*	Navistar International Corp	102,132
22,130		Northrop Grumman Corp	1,417,648
10,744		Paccar, Inc	885,091
9,620	*	Pactiv Corp	238,095
29,070		Raytheon Co	1,295,650
8,490		Textron, Inc	782,608

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S & P 500 Index Fund

SHARES		COMPANY	VALUE
65,920		United Technologies Corp	$4,180,646
		TOTAL TRANSPORTATION EQUIPMENT	21,051,229

TRANSPORTATION SERVICES - 0.02%
8,200		Sabre Holdings Corp	180,400
		TOTAL TRANSPORTATION SERVICES	180,400

TRUCKING AND WAREHOUSING - 0.76%
70,820		United Parcel Service, Inc (Class B)	5,830,611
		TOTAL TRUCKING AND WAREHOUSING	5,830,611

WATER TRANSPORTATION - 0.15%
28,090		Carnival Corp	1,172,477
		TOTAL WATER TRANSPORTATION	1,172,477

WHOLESALE TRADE-DURABLE GOODS - 3.00%
678,110	d	General Electric Co	22,350,506
8,960	*	Patterson Cos, Inc	312,973
4,910		W.W. Grainger, Inc	369,379
		TOTAL WHOLESALE TRADE-DURABLE GOODS	23,032,858

WHOLESALE TRADE-NONDURABLE GOODS - 0.71%
5,570		Brown-Forman Corp (Class B)	397,977
27,150		Cardinal Health, Inc	1,746,560
8,960	*	Dean Foods Co	333,222
12,160		Nike, Inc (Class B)	984,960
29,450		Safeway, Inc	765,700
39,970		Sysco Corp	1,221,483
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	5,449,902

		TOTAL COMMON STOCKS	755,588,622
		(Cost $697,695,310)
PRINCIPAL
SHORT-TERM INVESTMENTS - 1.60%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.60%
$ 12,310,000		Federal Home Loan Bank (FHLB) 4.950%, 07/03/06	12,310,000

		TOTAL SHORT-TERM INVESTMENTS	12,310,000
		(Cost $12,306,669)

		TOTAL PORTFOLIO - 99.97%	767,898,622
		(Cost $710,001,979)

		OTHER ASSETS & LIABILITIES, NET - 0.03%	195,666

		NET ASSETS - 100.00%	$768,094,288

	*	Non-income producing
	d	All or a portion of these securities have been segregated by the custodian to cover margin
		or other requirements on futures contracts.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.21%

AMUSEMENT AND RECREATION SERVICES - 0.90%
2,523		GTECH Holdings Corp	$87,750
2,691		Harrah's Entertainment, Inc	191,545
68		International Speedway Corp (Class A)	3,153
1,519	*	Penn National Gaming, Inc	58,907
983		Warner Music Group Corp	28,979
227		Westwood One, Inc	1,703
		TOTAL AMUSEMENT AND RECREATION SERVICES	372,037

APPAREL AND ACCESSORY STORES - 2.05%
1,743		Abercrombie & Fitch Co (Class A)	96,614
2,262		American Eagle Outfitters, Inc	76,998
1,325	*	AnnTaylor Stores Corp	57,479
3,549	*	Chico's FAS, Inc	95,752
1,860		Claire's Stores, Inc	47,449
349		Foot Locker, Inc	8,547
6,760		Limited Brands, Inc	172,988
4,676		Nordstrom, Inc	170,674
2,844		Ross Stores, Inc	79,774
2,502	*	Urban Outfitters, Inc	43,760
		TOTAL APPAREL AND ACCESSORY STORES	850,035

APPAREL AND OTHER TEXTILE PRODUCTS - 0.17%
67	*	Columbia Sportswear Co	3,032
1,207		Polo Ralph Lauren Corp	66,264
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	69,296

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.82%
2,138		Advance Auto Parts	61,788
1,083	*	Autozone, Inc	95,521
2,086	*	Carmax, Inc	73,970
1,513	*	Copart, Inc	37,159
2,243	*	O'Reilly Automotive, Inc	69,959
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	338,397

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.40%
2,491		Fastenal Co	100,362
1,375		Sherwin-Williams Co	65,285
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	165,647

BUSINESS SERVICES - 9.75%
5,360	*	Activision, Inc	60,997
1,718		Acxiom Corp	42,950
929	*	Affiliated Computer Services, Inc (Class A)	47,946
3,032	*	Akamai Technologies, Inc	109,728
1,612	*	Alliance Data Systems Corp	94,818

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,578	*	Autodesk, Inc	$157,758
7,714	*	BEA Systems, Inc	100,976
4,215	*	BMC Software, Inc	100,738
746		Brink's Co	42,082
1,375		CA, Inc	28,256
4,698	*	Cadence Design Systems, Inc	80,571
2,624	*	Ceridian Corp	64,131
1,279	*	Cerner Corp	47,464
1,574	*	Checkfree Corp	78,007
1,720	*	ChoicePoint, Inc	71,844
3,609	*	Citrix Systems, Inc	144,865
700	*	Clear Channel Outdoor Holdings, Inc	14,672
2,784	*	Cognizant Technology Solutions Corp	187,558
1,172	*	DST Systems, Inc	69,734
6,018	*	Electronic Arts, Inc	259,015
5,762		Electronic Data Systems Corp	138,634
5,437	*	Emdeon Corp	67,473
2,182		Equifax, Inc	74,930
400	*	Expedia, Inc	5,988
803	*	F5 Networks, Inc	42,944
825		Factset Research Systems, Inc	39,023
1,045		Fair Isaac Corp	37,944
422		Fidelity National Information Services, Inc	14,939
3,489	*	Fiserv, Inc	158,261
1,031	*	Getty Images, Inc	65,479
2,837		IMS Health, Inc	76,173
8,280	*	Interpublic Group of Cos, Inc	69,138
3,505	*	Intuit, Inc	211,667
2,284	*	Iron Mountain, Inc	85,376
6,028	*	Juniper Networks, Inc	96,388
869	*	Kinetic Concepts, Inc	38,366
1,570	*	Lamar Advertising Co	84,560
1,489		Manpower, Inc	96,189
1,219	*	Mastercard, Inc	58,512
2,924	*	McAfee, Inc	70,965
1,677		MoneyGram International, Inc	56,934
2,458	*	Monster Worldwide, Inc	104,858
1,841	*	NAVTEQ Corp	82,256
760	*	NCR Corp	27,846
3,644	*	Red Hat, Inc	85,270
956		Reynolds & Reynolds Co (Class A)	29,321
2,981		Robert Half International, Inc	125,202
1,615	*	Salesforce.com, Inc	43,056
1,738		ServiceMaster Co	17,954
257	*	Synopsys, Inc	4,824
840		Total System Services, Inc	16,170
4,605	*	VeriSign, Inc	106,698
140	*	WebMD Health Corp	6,622
		TOTAL BUSINESS SERVICES	4,044,070

CHEMICALS AND ALLIED PRODUCTS - 5.61%
620	*	Abraxis BioScience, Inc	14,781
520		Air Products & Chemicals, Inc	33,238
333		Alberto-Culver Co	16,224

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,868		Avery Dennison Corp	$108,456
8,922		Avon Products, Inc	276,582
2,104	*	Barr Pharmaceuticals, Inc	100,340
518		Cabot Corp	17,881
810		Celanese Corp (Series A)	16,540
1,204	*	Cephalon, Inc	72,360
428	*	Charles River Laboratories International, Inc	15,750
1,285		Church & Dwight Co, Inc	46,800
1,727		Dade Behring Holdings, Inc	71,912
3,608		Ecolab, Inc	146,413
2,466		Estee Lauder Cos (Class A)	95,360
6,457	*	Forest Laboratories, Inc	249,821
3,095	*	Hospira, Inc	132,899
1,267	*	Huntsman Corp	21,944
626	*	Idexx Laboratories, Inc	47,031
1,377	*	ImClone Systems, Inc	53,207
1,253		International Flavors & Fragrances, Inc	44,156
382	*	Invitrogen Corp	25,239
399	*	Kos Pharmaceuticals, Inc	15,010
4,930	*	Medimmune, Inc	133,603
3,470	*	Millennium Pharmaceuticals, Inc	34,596
4,148		Mylan Laboratories, Inc	82,960
1,905	*	Nalco Holding Co	33,585
2,269	*	PDL BioPharma, Inc	41,772
417		PPG Industries, Inc	27,522
474		Rohm & Haas Co	23,757
697		Scotts Miracle-Gro Co (Class A)	29,497
2,155	*	Sepracor, Inc	123,137
570		Sigma-Aldrich Corp	41,405
1,647	*	VCA Antech, Inc	52,589
2,183	*	Vertex Pharmaceuticals, Inc	80,138
		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,326,505

COAL MINING - 0.94%
2,834		Arch Coal, Inc	120,076
3,630		Consol Energy, Inc	169,594
903		Foundation Coal Holdings, Inc	42,378
1,632		Massey Energy Co	58,752
		TOTAL COAL MINING	390,800

COMMUNICATIONS - 3.77%
8,315	*	American Tower Corp (Class A)	258,763
725	*	Avaya, Inc	8,279
2,160		Cablevision Systems Corp (Class A)	46,332
2,648		Citizens Communications Co	34,556
3,790	*	Crown Castle International Corp	130,907
4,077	*	EchoStar Communications Corp (Class A)	125,612
1,341		Global Payments, Inc	65,106
1,402	*	IAC/InterActiveCorp	37,139
338	*	Leap Wireless International, Inc	16,038
16,783	*	Level 3 Communications, Inc	74,517
3,306	*	Liberty Global, Inc	71,079
10,659	*	Liberty Media Holding Corp (Interactive)	183,974
1,236	*	NeuStar, Inc	41,715

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,792	*	NII Holdings, Inc (Class B)	$157,413
2,039	*	SBA Communications Corp	53,299
1,162		Telephone & Data Systems, Inc	48,107
2,917	*	Univision Communications, Inc (Class A)	97,720
182	*	US Cellular Corp	11,029
593	*	West Corp	28,411
5,120	*	XM Satellite Radio Holdings, Inc	75,008
		TOTAL COMMUNICATIONS	1,565,004

DEPOSITORY INSTITUTIONS - 1.77%
653		Bank of Hawaii Corp	32,389
3,640		Commerce Bancorp, Inc	129,839
449		Cullen/Frost Bankers, Inc	25,728
1,113		East West Bancorp, Inc	42,194
5,758		Hudson City Bancorp, Inc	76,754
282		IndyMac Bancorp, Inc	12,930
1,303		Investors Financial Services Corp	58,504
4,083		Northern Trust Corp	225,790
1,174		People's Bank	38,566
2,382		Synovus Financial Corp	63,790
994		TCF Financial Corp	26,291
		TOTAL DEPOSITORY INSTITUTIONS	732,775

EATING AND DRINKING PLACES - 1.60%
2,343		Aramark Corp (Class B)	77,577
1,680		Brinker International, Inc	60,984
2,937		Darden Restaurants, Inc	115,718
700		OSI Restaurant Partners, Inc	24,220
1,568	*	The Cheesecake Factory, Inc	42,258
655	*	Tim Hortons, Inc	16,866
943		Wendy's International, Inc	54,967
5,379		Yum! Brands, Inc	270,402
		TOTAL EATING AND DRINKING PLACES	662,992

EDUCATIONAL SERVICES - 0.70%
2,760	*	Apollo Group, Inc (Class A)	142,609
1,936	*	Career Education Corp	57,867
868	*	ITT Educational Services, Inc	57,123
731	*	Laureate Education, Inc	31,163
		TOTAL EDUCATIONAL SERVICES	288,762

ELECTRIC, GAS, AND SANITARY SERVICES - 3.52%
13,048	*	AES Corp	240,736
3,236	*	Allegheny Energy, Inc	119,958
285	*	Allied Waste Industries, Inc	3,238
1,542		Aqua America, Inc	35,142
450		Constellation Energy Group, Inc	24,534
2,257	*	Covanta Holding Corp	39,836
429		DPL, Inc	11,497
12,229		El Paso Corp	183,435
2,111		Kinder Morgan, Inc	210,868
812	*	NRG Energy, Inc	39,122
1,502		Questar Corp	120,896
2,223		Republic Services, Inc	89,676

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
883	*	Stericycle, Inc	$57,483
1,255		Western Gas Resources, Inc	75,112
8,963		Williams Cos, Inc	209,376
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,460,909

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.22%
2,058	*	ADC Telecommunications, Inc	34,698
3,368	*	Agere Systems, Inc	49,510
7,129	*	Altera Corp	125,114
1,327		American Power Conversion Corp	25,863
1,420		Ametek, Inc	67,280
1,784		Amphenol Corp (Class A)	99,833
7,172		Analog Devices, Inc	230,508
1,054	*	Avnet, Inc	21,101
200		AVX Corp	3,158
2,563	*	Ciena Corp	12,328
3,226	*	Comverse Technology, Inc	63,778
1,302	*	Cree, Inc	30,935
2,472	*	Cypress Semiconductor Corp	35,943
600	*	Dolby Laboratories, Inc (Class A)	13,980
983	*	Energizer Holdings, Inc	57,574
1,238	*	Fairchild Semiconductor International, Inc	22,494
3,699	*	Freescale Semiconductor, Inc (Class B)	108,751
1,326		Harman International Industries, Inc	113,201
2,660		Harris Corp	110,417
1,754	*	Integrated Device Technology, Inc	24,872
785	*	International Rectifier Corp	30,678
1,238		Intersil Corp (Class A)	28,783
32,351	*	JDS Uniphase Corp	81,848
178		L-3 Communications Holdings, Inc	13,425
840		Lincoln Electric Holdings, Inc	52,626
6,036		Linear Technology Corp	202,146
5,659	*	LSI Logic Corp	50,648
47,760	*	Lucent Technologies, Inc	115,579
6,361		Maxim Integrated Products, Inc	204,252
2,754	*	MEMC Electronic Materials, Inc	103,275
4,266		Microchip Technology, Inc	143,124
6,571	*	Micron Technology, Inc	98,959
2,721		Molex, Inc	91,344
6,701		National Semiconductor Corp	159,819
7,415	*	Network Appliance, Inc	261,749
1,012	*	Novellus Systems, Inc	24,996
6,986	*	Nvidia Corp	148,732
4,093	*	PMC - Sierra, Inc	38,474
3,200	*	QLogic Corp	55,168
2,049		RadioShack Corp	28,686
1,564	*	Rambus, Inc	35,675
3,397		Rockwell Collins, Inc	189,790
4,257	*	Sanmina-SCI Corp	19,582
991	*	Silicon Laboratories, Inc	34,834
27,822	*	Sirius Satellite Radio, Inc	132,154
1,237	*	Thomas & Betts Corp	63,458
722	*	Vishay Intertechnology, Inc	11,357
6,818		Xilinx, Inc	154,428
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,826,927

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
ENGINEERING AND MANAGEMENT SERVICES - 3.23%
2,115	*	Amylin Pharmaceuticals, Inc	$104,418
6,884	*	Celgene Corp	326,508
797		Corporate Executive Board Co	79,859
1,738		Fluor Corp	161,512
1,023	*	Gen-Probe, Inc	55,222
101	*	Hewitt Associates, Inc	2,270
1,161	*	Jacobs Engineering Group, Inc	92,462
6,668		Paychex, Inc	259,919
2,002		Pharmaceutical Product Development, Inc	70,310
3,137		Quest Diagnostics, Inc	187,969
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,340,449

FABRICATED METAL PRODUCTS - 0.43%
251	*	Alliant Techsystems, Inc	19,164
2,074		Ball Corp	76,821
3,347	*	Crown Holdings, Inc	52,113
767		Pentair, Inc	26,223
145		Snap-On, Inc	5,861
		TOTAL FABRICATED METAL PRODUCTS	180,182

FOOD AND KINDRED PRODUCTS - 2.31%
493	*	Burger King Holdings, Inc	7,765
2,606		Campbell Soup Co	96,708
705	*	Constellation Brands, Inc (Class A)	17,625
3,777		H.J. Heinz Co	155,688
302	*	Hansen Natural Corp	57,492
3,073		Hershey Co	169,230
2,051		McCormick & Co, Inc	68,811
1,407		Pepsi Bottling Group, Inc	45,235
7,922		Sara Lee Corp	126,910
4,652		Wrigley (Wm.) Jr Co	211,015
		TOTAL FOOD AND KINDRED PRODUCTS	956,479

FOOD STORES - 0.63%
1,788		Kroger Co	39,086
605	*	Panera Bread Co (Class A)	40,680
2,778		Whole Foods Market, Inc	179,570
		TOTAL FOOD STORES	259,336

FORESTRY - 0.01%
138		Rayonier, Inc	5,232
		TOTAL FORESTRY	5,232

FURNITURE AND FIXTURES - 0.63%
1,031		HNI Corp	46,756
446		Hillenbrand Industries, Inc	21,631
1,991		Leggett & Platt, Inc	49,735
4,770		Masco Corp	141,383
		TOTAL FURNITURE AND FIXTURES	259,505

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
FURNITURE AND HOMEFURNISHINGS STORES - 1.01%
5,592	*	Bed Bath & Beyond, Inc	$185,487
3,211		Circuit City Stores, Inc	87,403
1,300	*	GameStop Corp	54,600
124	*	Mohawk Industries, Inc	8,723
1,188		Steelcase, Inc (Class A)	19,543
1,906		Williams-Sonoma, Inc	64,899
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	420,655

GENERAL BUILDING CONTRACTORS - 1.08%
390		Beazer Homes USA, Inc	17,889
1,095		Centex Corp	55,078
3,336		DR Horton, Inc	79,464
828		KB Home	37,964
1,092		Lennar Corp (Class A)	48,452
305		MDC Holdings, Inc	15,838
92	*	NVR, Inc	45,195
2,091		Pulte Homes, Inc	60,200
328		Ryland Group, Inc	14,291
501		Standard-Pacific Corp	12,876
496	*	Toll Brothers, Inc	12,683
862		Walter Industries, Inc	49,694
		TOTAL GENERAL BUILDING CONTRACTORS	449,624

GENERAL MERCHANDISE STORES - 1.55%
5,836		Dollar General Corp	81,587
1,646		Family Dollar Stores, Inc	40,212
4,644		JC Penney Co, Inc	313,516
9,075		TJX Cos, Inc	207,455
		TOTAL GENERAL MERCHANDISE STORES	642,770

HEALTH SERVICES - 2.76%
797		AmerisourceBergen Corp	33,410
241		Brookdale Senior Living, Inc	10,782
1,190	*	Community Health Systems, Inc	43,733
953	*	Covance, Inc	58,343
3,180	*	Coventry Health Care, Inc	174,709
2,047	*	DaVita, Inc	101,736
1,171	*	Edwards Lifesciences Corp	53,199
2,439	*	Express Scripts, Inc	174,974
1,226		Health Management Associates, Inc (Class A)	24,164
2,471	*	Laboratory Corp of America Holdings	153,770
401	*	LifePoint Hospitals, Inc	12,884
1,895	*	Lincare Holdings, Inc	71,707
1,566		Manor Care, Inc	73,477
961	*	Pediatrix Medical Group, Inc	43,533
1,109	*	Sierra Health Services, Inc	49,938
6,352	*	Tenet Healthcare Corp	44,337
289	*	Triad Hospitals, Inc	11,439
211		Universal Health Services, Inc (Class B)	10,605
		TOTAL HEALTH SERVICES	1,146,740

HOLDING AND OTHER INVESTMENT OFFICES - 4.49%
623	*	Affiliated Managers Group, Inc	54,132
920		Developers Diversified Realty Corp	48,006

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
205		Essex Property Trust, Inc	$22,890
494		Federal Realty Investment Trust	34,580
1,782		General Growth Properties, Inc	80,297
307		Global Signal, Inc	14,220
11,305		iShares Russell Midcap Growth Index Fund	1,084,376
635		Kilroy Realty Corp	45,879
110		KKR Financial Corp	2,289
1,423		Macerich Co	99,895
167		Pan Pacific Retail Properties, Inc	11,585
767		Public Storage, Inc	58,215
937		Shurgard Storage Centers, Inc (Class A)	58,562
856		SL Green Realty Corp	93,706
563		Taubman Centers, Inc	23,027
2,661		United Dominion Realty Trust, Inc	74,535
1,256		Ventas, Inc	42,553
393		Weingarten Realty Investors	15,044
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,863,791

HOTELS AND OTHER LODGING PLACES - 1.79%
866		Boyd Gaming Corp	34,952
678		Choice Hotels International, Inc	41,087
7,621		Hilton Hotels Corp	215,522
2,371	*	MGM Mirage	96,737
3,580		Starwood Hotels & Resorts Worldwide, Inc	216,017
1,003		Station Casinos, Inc	68,284
974	*	Wynn Resorts Ltd	71,394
		TOTAL HOTELS AND OTHER LODGING PLACES	743,993

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.85%
3,533		American Standard Cos, Inc	152,873
1,384		Black & Decker Corp	116,893
2,288	*	Cameron International Corp	109,298
521		Carlisle Cos, Inc	41,315
1,164		CDW Corp	63,612
751		Cummins, Inc	91,810
1,080		Diebold, Inc	43,870
1,479		Donaldson Co, Inc	50,094
3,616		Dover Corp	178,739
520	*	Dresser-Rand Group, Inc	12,210
169	*	Flowserve Corp	9,616
1,363	*	FMC Technologies, Inc	91,948
1,037	*	Gardner Denver, Inc	39,925
1,364		Graco, Inc	62,717
2,598	*	Grant Prideco, Inc	116,260
1,058		IDEX Corp	49,938
6,719		International Game Technology	254,919
3,672		Jabil Circuit, Inc	94,003
2,452		Joy Global, Inc	127,725
2,791	*	Lam Research Corp	130,116
1,593	*	Lexmark International, Inc	88,937
1,213		Manitowoc Co, Inc	53,978
443		Pall Corp	12,404
1,024		Parker Hannifin Corp	79,462
3,527		Rockwell Automation, Inc	253,979

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,871	*	SanDisk Corp	$197,343
1,362	*	Scientific Games Corp (Class A)	48,514
4,252		Smith International, Inc	189,086
8,157	*	Solectron Corp	27,897
1,136		Stanley Works	53,642
4,040		Symbol Technologies, Inc	43,592
471	*	Terex Corp	46,488
134		Timken Co	4,490
847		Toro Co	39,555
2,603	*	Varian Medical Systems, Inc	123,252
770	*	VeriFone Holdings, Inc	23,470
4,373	*	Western Digital Corp	86,629
1,407	*	Zebra Technologies Corp (Class A)	48,063
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,258,662

INSTRUMENTS AND RELATED PRODUCTS - 5.57%
1,367	*	Advanced Medical Optics, Inc	69,307
2,962		Allergan, Inc	317,704
2,942		Applera Corp (Applied Biosystems Group)	95,174
2,052		Bard (C.R.), Inc	150,329
173		Bausch & Lomb, Inc	8,484
1,150		Beckman Coulter, Inc	63,882
4,876		Biomet, Inc	152,570
443		Cooper Cos, Inc	19,620
1,568		Dentsply International, Inc	95,021
237		DRS Technologies, Inc	11,554
1,414	*	Fisher Scientific International, Inc	103,293
724	*	Intuitive Surgical, Inc	85,410
3,120		Kla-Tencor Corp	129,698
747	*	Mettler-Toledo International, Inc	45,246
1,053	*	Millipore Corp	66,328
1,260		National Instruments Corp	34,524
1,480		PerkinElmer, Inc	30,932
2,590		Pitney Bowes, Inc	106,967
1,494	*	Resmed, Inc	70,143
1,440	*	Respironics, Inc	49,277
1,640		Roper Industries, Inc	76,670
7,150	*	St. Jude Medical, Inc	231,803
780	*	Techne Corp	39,718
1,183		Tektronix, Inc	34,804
3,059	*	Teradyne, Inc	42,612
978	*	Thermo Electron Corp	35,443
1,187	*	Trimble Navigation Ltd	52,988
2,053	*	Waters Corp	91,153
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,310,654

INSURANCE AGENTS, BROKERS AND SERVICE - 0.19%
2,226		Brown & Brown, Inc	65,044
581		Gallagher (Arthur J.) & Co	14,722
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	79,766

INSURANCE CARRIERS - 1.16%
178		Ambac Financial Group, Inc	14,436
364		Hanover Insurance Group, Inc	17,275

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,234		HCC Insurance Holdings, Inc	$36,329
2,103	*	Health Net, Inc	94,993
3,262	*	Humana, Inc	175,169
35	*	Markel Corp	12,145
991	*	Philadelphia Consolidated Holding Co	30,087
188		Transatlantic Holdings, Inc	10,509
1,718		W.R. Berkley Corp	58,635
646	*	WellCare Health Plans, Inc	31,686
		TOTAL INSURANCE CARRIERS	481,264

JUSTICE, PUBLIC ORDER AND SAFETY - 0.07%
524	*	Corrections Corp of America	27,741
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	27,741

LEATHER AND LEATHER PRODUCTS - 0.55%
7,628	*	Coach, Inc	228,077
		TOTAL LEATHER AND LEATHER PRODUCTS	228,077

METAL MINING - 0.30%
2,014		Freeport-McMoRan Copper & Gold, Inc (Class A)	111,596
136		Southern Copper Corp	12,121
		TOTAL METAL MINING	123,717

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.17%
996		Fortune Brands, Inc	70,726
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	70,726

MISCELLANEOUS RETAIL - 2.04%
6,185	*	Amazon.com, Inc	239,236
297		Barnes & Noble, Inc	10,840
1,179	*	Coldwater Creek, Inc	31,550
752	*	Dick's Sporting Goods, Inc	29,779
221	*	Dollar Tree Stores, Inc	5,856
2,617		Michaels Stores, Inc	107,925
749		MSC Industrial Direct Co (Class A)	35,630
636	*	Nutri/System, Inc	39,515
5,701	*	Office Depot, Inc	216,638
2,776		Petsmart, Inc	71,066
1,706		Tiffany & Co	56,332
		TOTAL MISCELLANEOUS RETAIL	844,367

MOTION PICTURES - 0.14%
1,565	*	Discovery Holding Co (Class A)	22,896
515	*	DreamWorks Animation SKG, Inc (Class A)	11,794
1,250		Regal Entertainment Group (Class A)	25,400
		TOTAL MOTION PICTURES	60,090

NONDEPOSITORY INSTITUTIONS - 0.23%
618	*	AmeriCredit Corp	17,255
1,207		CapitalSource, Inc	28,316
601		First Marblehead Corp	34,221
381	*	Nelnet, Inc	15,449
		TOTAL NONDEPOSITORY INSTITUTIONS	95,241

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
NONMETALLIC MINERALS, EXCEPT FUELS - 0.49%
956		Florida Rock Industries, Inc	$47,485
1,994		Vulcan Materials Co	155,532
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	203,017

OIL AND GAS EXTRACTION - 4.61%
6,379		BJ Services Co	237,682
1,086	*	Cheniere Energy, Inc	42,354
552	*	CNX Gas Corp	16,560
2,360	*	Denbury Resources, Inc	74,741
1,173		Diamond Offshore Drilling, Inc	98,450
3,047		ENSCO International, Inc	140,223
2,074		Equitable Resources, Inc	69,479
1,749	*	Global Industries Ltd	29,208
1,555	*	Helix Energy Solutions Group, Inc	62,760
1,041		Helmerich & Payne, Inc	62,731
3,238	*	National Oilwell Varco, Inc	205,030
1,065	*	Oceaneering International, Inc	48,830
3,399		Patterson-UTI Energy, Inc	96,226
1,560	*	Plains Exploration & Production Co	63,242
2,609	*	Pride International, Inc	81,479
1,280	*	Quicksilver Resources, Inc	47,117
2,602		Range Resources Corp	70,748
2,033		Rowan Cos, Inc	72,354
3,323	*	Southwestern Energy Co	103,545
1,130		St. Mary Land & Exploration Co	45,483
1,581	*	Superior Energy Services	53,596
1,415	*	Tetra Technologies, Inc	42,860
693		Tidewater, Inc	34,096
1,225		Todco	50,041
918	*	Unit Corp	52,225
348		W&T Offshore, Inc	13,534
		TOTAL OIL AND GAS EXTRACTION	1,914,594

PAPER AND ALLIED PRODUCTS - 0.09%
1,609		Packaging Corp of America	35,430
		TOTAL PAPER AND ALLIED PRODUCTS	35,430

PERSONAL SERVICES - 0.73%
2,780		Cintas Corp	110,533
6,508		H&R Block, Inc	155,281
908		Weight Watchers International, Inc	37,128
		TOTAL PERSONAL SERVICES	302,942

PETROLEUM AND COAL PRODUCTS - 0.38%
604		Frontier Oil Corp	19,570
952		Holly Corp	45,886
1,319		Sunoco, Inc	91,394
		TOTAL PETROLEUM AND COAL PRODUCTS	156,850

PRIMARY METAL INDUSTRIES - 1.01%
1,989		Allegheny Technologies, Inc	137,718
471		Carpenter Technology Corp	54,401
340		Hubbell, Inc (Class B)	16,201

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,677		Precision Castparts Corp	$159,978
1,472	*	Titanium Metals Corp	50,607
		TOTAL PRIMARY METAL INDUSTRIES	418,905

PRINTING AND PUBLISHING - 0.76%
1,188		Dow Jones & Co, Inc	41,592
1,320	*	Dun & Bradstreet Corp	91,977
1,662		EW Scripps Co	71,699
1,220		Harte-Hanks, Inc	31,281
876		John Wiley & Sons, Inc (Class A)	29,083
616		Meredith Corp	30,517
22		Washington Post Co (Class B)	17,160
		TOTAL PRINTING AND PUBLISHING	313,309

RAILROAD TRANSPORTATION - 0.40%
2,147		CSX Corp	151,235
540	*	Kansas City Southern Industries, Inc	14,958
		TOTAL RAILROAD TRANSPORTATION	166,193

REAL ESTATE - 0.71%
3,667	*	CB Richard Ellis Group, Inc	91,308
1,480		Forest City Enterprises, Inc (Class A)	73,867
709		Jones Lang LaSalle, Inc	62,073
1,483		St. Joe Co	69,019
		TOTAL REAL ESTATE	296,267

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.42%
3,511	*	Goodyear Tire & Rubber Co	38,972
474	*	Jarden Corp	14,433
3,373		Newell Rubbermaid, Inc	87,125
643		Sealed Air Corp	33,487
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	174,017

SECURITY AND COMMODITY BROKERS - 3.13%
395		BlackRock, Inc	54,972
1,047	*	Cbot Holdings, Inc	125,211
7,808	*	E*Trade Financial Corp	178,178
2,301		Eaton Vance Corp	57,433
1,720		Federated Investors, Inc (Class B)	54,180
404	*	IntercontinentalExchange, Inc	23,408
858	*	Investment Technology Group, Inc	43,638
2,114		Janus Capital Group, Inc	37,841
1,419		Legg Mason, Inc	141,219
1,872	*	Nasdaq Stock Market, Inc	55,973
1,570		Nuveen Investments, Inc	67,588
1,569	*	NYSE Group, Inc	107,445
1,249		SEI Investments Co	61,051
5,276		T Rowe Price Group, Inc	199,485
6,175		TD Ameritrade Holding Corp	91,452
		TOTAL SECURITY AND COMMODITY BROKERS	1,299,074

SPECIAL TRADE CONTRACTORS - 0.04%
981	*	Quanta Services, Inc	17,001
		TOTAL SPECIAL TRADE CONTRACTORS	17,001

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
STONE, CLAY, AND GLASS PRODUCTS - 0.39%
997		Eagle Materials, Inc	$47,358
2,765		Gentex Corp	38,710
3,038	*	Owens-Illinois, Inc	50,917
345	b*	USG Corp	25,161
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	162,146

TOBACCO PRODUCTS - 0.19%
1,778		UST, Inc	80,348
		TOTAL TOBACCO PRODUCTS	80,348

TRANSPORTATION BY AIR - 0.83%
3,187	*	AMR Corp	81,014
1,736	*	Continental Airlines, Inc (Class B)	51,733
9,216		Southwest Airlines Co	150,866
1,205	*	US Airways Group, Inc	60,901
		TOTAL TRANSPORTATION BY AIR	344,514

TRANSPORTATION EQUIPMENT - 3.19%
352		Brunswick Corp	11,704
2,288		Goodrich Corp	92,184
5,319		Harley-Davidson, Inc	291,960
823		Harsco Corp	64,161
2,461		ITT Industries, Inc	121,820
2,108		JLG Industries, Inc	47,430
870		Martin Marietta Materials, Inc	79,301
1,461		Oshkosh Truck Corp	69,427
1,946		Paccar, Inc	160,311
2,796	*	Pactiv Corp	69,201
2,408		Textron, Inc	221,969
706		Thor Industries, Inc	34,206
1,475		Trinity Industries, Inc	59,590
		TOTAL TRANSPORTATION EQUIPMENT	1,323,264

TRANSPORTATION SERVICES - 1.06%
3,448		CH Robinson Worldwide, Inc	183,778
4,234		Expeditors International Washington, Inc	237,146
469		GATX Corp	19,933
		TOTAL TRANSPORTATION SERVICES	440,857

TRUCKING AND WAREHOUSING - 0.44%
1,031		Con-way, Inc	59,726
2,178		J.B. Hunt Transport Services, Inc	54,254
1,174		Landstar System, Inc	55,448
456	*	Swift Transportation Co, Inc	14,483
		TOTAL TRUCKING AND WAREHOUSING	183,911

WATER TRANSPORTATION - 0.10%
1,044	*	Kirby Corp	41,238
		TOTAL WATER TRANSPORTATION	41,238

WHOLESALE TRADE-DURABLE GOODS - 1.01%
336	*	Arrow Electronics, Inc	10,819

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
89		BorgWarner, Inc	$5,794
2,266	*	Cytyc Corp	57,466
1,161		Omnicare, Inc	55,055
2,747	*	Patterson Cos, Inc	95,953
1,049		Pool Corp	45,768
1,087		W.W. Grainger, Inc	81,775
958	*	WESCO International, Inc	66,102
		TOTAL WHOLESALE TRADE-DURABLE GOODS	418,732

WHOLESALE TRADE-NONDURABLE GOODS - 0.82%
1,256		Airgas, Inc	46,786
1,219		Brown-Forman Corp (Class B)	87,098
2,627	*	Endo Pharmaceuticals Holdings, Inc	86,638
1,751	*	Henry Schein, Inc	81,824
712	*	Tractor Supply Co	39,352
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	341,698

		TOTAL COMMON STOCKS	41,577,524
		(Cost $34,452,122)

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.24%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.24%
$ 100,000		Federal Home Loan Bank (FHLB) 4.950%, 07/03/06	100,000

		TOTAL SHORT-TERM INVESTMENTS	100,000
		(Cost $99,973)

		TOTAL PORTFOLIO - 100.45%	41,677,524
		(Cost $34,552,095)

		OTHER ASSETS & LIABILITIES, NET - (0.45%)	(185,662)

		NET ASSETS - 100.00%	$41,491,862

	*	Non-income producing
	b	In bankruptcy

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2006
SHARES		COMPANY	VALUE

COMMON STOCKS - 99.97%

AMUSEMENT AND RECREATION SERVICES - 0.35%
1,706		Harrah's Entertainment, Inc	$121,433
1,236		International Speedway Corp (Class A)	57,313
1,483		Warner Music Group Corp	43,719
		TOTAL AMUSEMENT AND RECREATION SERVICES	222,465

APPAREL AND ACCESSORY STORES - 0.21%
205	*	AnnTaylor Stores Corp	8,893
200		Claire's Stores, Inc	5,102
4,837		Foot Locker, Inc	118,458
		TOTAL APPAREL AND ACCESSORY STORES	132,453

APPAREL AND OTHER TEXTILE PRODUCTS - 0.74%
3,948		Jones Apparel Group, Inc	125,507
3,664		Liz Claiborne, Inc	135,788
3,080		VF Corp	209,194
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	470,489

AUTO REPAIR, SERVICES AND PARKING - 0.20%
2,140		Ryder System, Inc	125,040
		TOTAL AUTO REPAIR, SERVICES AND PARKING	125,040

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.24%
5,518	*	Autonation, Inc	118,306
1,706		United Auto Group, Inc	36,423
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	154,729

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.12%
1,549		Sherwin-Williams Co	73,546
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	73,546

BUSINESS SERVICES - 3.52%
2,309	*	Affiliated Computer Services, Inc (Class A)	119,167
452		Brink's Co	25,497
13,484		CA, Inc	277,096
1,605	*	Cadence Design Systems, Inc	27,526
551	*	Ceridian Corp	13,466
300	*	Clear Channel Outdoor Holdings, Inc	6,288
6,541	*	Computer Sciences Corp	316,846
13,428	*	Compuware Corp	89,968
4,553	*	Convergys Corp	88,783
7,983		Electronic Data Systems Corp	192,071
511		Equifax, Inc	17,548
7,336	*	Expedia, Inc	109,820
511		Fair Isaac Corp	18,554
2,599		Fidelity National Information Services, Inc	92,005

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,997		IMS Health, Inc	$53,619
9,166	*	Juniper Networks, Inc	146,564
445		Manpower, Inc	28,747
419	*	McAfee, Inc	10,169
5,042	*	NCR Corp	184,739
11,877	*	Novell, Inc	78,744
563		Reynolds & Reynolds Co (Class A)	17,267
7,115		ServiceMaster Co	73,498
4,590	*	Synopsys, Inc	86,154
400	*	Take-Two Interactive Software, Inc	4,264
12,032	*	Unisys Corp	75,561
2,268	*	United Rentals, Inc	72,531
532	*	VeriSign, Inc	12,326
		TOTAL BUSINESS SERVICES	2,238,818

CHEMICALS AND ALLIED PRODUCTS - 4.85%
6,942		Air Products & Chemicals, Inc	443,733
1,377		Albemarle Corp	65,931
2,150		Alberto-Culver Co	104,748
1,346		Cabot Corp	46,464
1,600		Celanese Corp (Series A)	32,672
1,771	*	Charles River Laboratories International, Inc	65,173
8,425		Chemtura Corp	78,689
5,291		Clorox Co	322,592
1,318		Cytec Industries, Inc	70,724
2,868		Eastman Chemical Co	154,872
1,371		FMC Corp	88,279
954	*	Huntsman Corp	16,523
1,023		International Flavors & Fragrances, Inc	36,051
1,191	*	Invitrogen Corp	78,689
8,494	*	King Pharmaceuticals, Inc	144,398
2,397		Lubrizol Corp	95,520
7,604		Lyondell Chemical Co	172,307
5,040	*	Millennium Pharmaceuticals, Inc	50,249
4,248	*	Mosaic Co	66,481
5,095		PPG Industries, Inc	336,270
4,733		Rohm & Haas Co	237,218
4,158		RPM International, Inc	74,844
434		Scotts Miracle-Gro Co (Class A)	18,367
1,365		Sigma-Aldrich Corp	99,154
41		Tronox, Inc	540
3,565		Valspar Corp	94,152
3,297	*	Watson Pharmaceuticals, Inc	76,754
476		Westlake Chemical Corp	14,185
		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,085,579

COMMUNICATIONS - 3.64%
14,911	*	Avaya, Inc	170,284
3,772		Cablevision Systems Corp (Class A)	80,909
4,073		CenturyTel, Inc	151,312
6,726		Citizens Communications Co	87,774
829	*	Crown Castle International Corp	28,634
5,224	*	Embarq Corp	214,132
900		Hearst-Argyle Television, Inc	19,854

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,995	*	IAC/InterActiveCorp	$105,828
925	*	Leap Wireless International, Inc	43,891
10,283	*	Liberty Global, Inc	221,085
4,926	*	Liberty Media Holding Corp (Capital)	412,651
5,763	*	Liberty Media Holding Corp (Interactive)	99,469
2,401		PanAmSat Holding Corp	59,977
55,422	*	Qwest Communications International, Inc	448,364
1,774		Telephone & Data Systems, Inc	73,444
2,420	*	Univision Communications, Inc (Class A)	81,070
300	*	US Cellular Corp	18,180
		TOTAL COMMUNICATIONS	2,316,858

DEPOSITORY INSTITUTIONS - 9.82%
12,137		AmSouth Bancorp	321,024
4,638		Associated Banc-Corp	146,236
3,202		Astoria Financial Corp	97,501
2,782		Bancorpsouth, Inc	75,809
715		Bank of Hawaii Corp	35,464
680		BOK Financial Corp	33,776
700		Capitol Federal Financial	24,003
1,462		City National Corp	95,162
5,422		Colonial Bancgroup, Inc	139,237
5,697		Comerica, Inc	296,187
2,342		Commerce Bancshares, Inc	117,217
4,528		Compass Bancshares, Inc	251,757
1,215		Cullen/Frost Bankers, Inc	69,619
211		First Citizens Bancshares, Inc (Class A)	42,305
4,322		First Horizon National Corp	173,744
6,086		Fulton Financial Corp	96,889
10,206		Hudson City Bancorp, Inc	136,046
8,603		Huntington Bancshares, Inc	202,859
1,800		IndyMac Bancorp, Inc	82,530
14,175		Keycorp	505,764
2,666		M&T Bank Corp	314,375
8,878		Marshall & Ilsley Corp	406,080
4,321		Mercantile Bankshares Corp	154,130
10,341		New York Community Bancorp, Inc	170,730
16,313		North Fork Bancorporation, Inc	492,163
474		Northern Trust Corp	26,212
9,762		Popular, Inc	187,430
3,534		Sky Financial Group, Inc	83,438
2,629		South Financial Group, Inc	69,432
12,147		Sovereign Bancorp, Inc	246,706
5,279		Synovus Financial Corp	141,372
2,867		TCF Financial Corp	75,832
3,374		TD Banknorth, Inc	99,364
1,847		UnionBanCal Corp	119,298
3,904		Valley National Bancorp	100,372
2,826		Washington Federal, Inc	65,535
1,768		Webster Financial Corp	83,874
2,110		Whitney Holding Corp	74,631
2,392		Wilmington Trust Corp	100,894
3,721		Zions Bancorporation	290,015
		TOTAL DEPOSITORY INSTITUTIONS	6,245,012

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
EATING AND DRINKING PLACES - 0.28%
1,080		OSI Restaurant Partners, Inc	$37,368
2,418		Wendy's International, Inc	140,945
		TOTAL EATING AND DRINKING PLACES	178,313

EDUCATIONAL SERVICES - 0.01%
134	*	Laureate Education, Inc	5,712
		TOTAL EDUCATIONAL SERVICES	5,712

ELECTRIC, GAS, AND SANITARY SERVICES - 14.36%
2,733		AGL Resources, Inc	104,182
4,122		Alliant Energy Corp	141,385
8,260	*	Allied Waste Industries, Inc	93,834
7,202		Ameren Corp	363,701
13,814		American Electric Power Co, Inc	473,129
1,868		Aqua America, Inc	42,572
2,846		Atmos Energy Corp	79,432
10,921		Centerpoint Energy, Inc	136,512
7,757	*	CMS Energy Corp	100,376
8,619		Consolidated Edison, Inc	383,028
5,493		Constellation Energy Group, Inc	299,478
3,555		DPL, Inc	95,274
6,235		DTE Energy Co	254,014
13,234	*	Dynegy, Inc (Class A)	72,390
11,416		Edison International	445,224
1,505		El Paso Corp	22,575
2,576		Energen Corp	98,944
5,178		Energy East Corp	123,910
7,292		Entergy Corp	515,909
2,787		Great Plains Energy, Inc	77,646
2,640		Hawaiian Electric Industries, Inc	73,682
6,135		KeySpan Corp	247,854
4,207		MDU Resources Group, Inc	154,018
10,521	*	Mirant Corp	281,963
2,944		National Fuel Gas Co	103,452
9,564		NiSource, Inc	208,878
5,384		Northeast Utilities	111,287
3,367	*	NRG Energy, Inc	162,222
3,745		NSTAR	107,107
3,184		OGE Energy Corp	111,535
4,117		Oneok, Inc	140,143
6,676		Pepco Holdings, Inc	157,420
12,169		PG&E Corp	477,998
3,480		Pinnacle West Capital Corp	138,887
13,344		PPL Corp	431,011
8,872		Progress Energy, Inc	380,343
4,069		Puget Energy, Inc	87,402
345		Questar Corp	27,769
10,756	*	Reliant Energy, Inc	128,857
242		Republic Services, Inc	9,762
4,051		SCANA Corp	156,288
9,079		Sempra Energy	412,913
7,046	*	Sierra Pacific Resources	98,644

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,495		Southern Union Co	$94,575
7,322		TECO Energy, Inc	109,391
3,694		UGI Corp	90,946
2,672		Vectren Corp	72,812
116		Western Gas Resources, Inc	6,943
5,016		Williams Cos, Inc	117,174
4,103		Wisconsin Energy Corp	165,351
1,398		WPS Resources Corp	69,341
14,221		Xcel Energy, Inc	272,759
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	9,132,242

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.53%
489	*	ADC Telecommunications, Inc	8,245
3,669		American Power Conversion Corp	71,509
15,025	*	Atmel Corp	83,389
2,417	*	Avnet, Inc	48,388
1,100		AVX Corp	17,369
15,870	*	Ciena Corp	76,335
1,387	*	Comverse Technology, Inc	27,421
401	*	Cree, Inc	9,528
395	*	Energizer Holdings, Inc	23,135
2,064	*	Fairchild Semiconductor International, Inc	37,503
7,684	*	Freescale Semiconductor, Inc (Class B)	225,910
3,910	*	Integrated Device Technology, Inc	55,444
1,126	*	International Rectifier Corp	44,004
2,769		Intersil Corp (Class A)	64,379
3,970		L-3 Communications Holdings, Inc	299,417
3,895	*	LSI Logic Corp	34,860
72,593	*	Lucent Technologies, Inc	175,675
13,796	*	Micron Technology, Inc	207,768
2,696	*	Novellus Systems, Inc	66,591
1,119		RadioShack Corp	15,666
308	*	Rambus, Inc	7,025
11,213	*	Sanmina-SCI Corp	51,580
1,250	*	Spansion, Inc	19,925
445	*	Spectrum Brands, Inc	5,749
1,412		Teleflex, Inc	76,276
15,711	*	Tellabs, Inc	209,113
4,658	*	Vishay Intertechnology, Inc	73,270
2,557		Whirlpool Corp	211,336
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,246,810

ENGINEERING AND MANAGEMENT SERVICES - 0.30%
1,686	*	Hewitt Associates, Inc	37,901
2,815	*	Shaw Group, Inc	78,257
1,694	*	URS Corp	71,148
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	187,306

FABRICATED METAL PRODUCTS - 0.62%
800	*	Alliant Techsystems, Inc	61,080
4,215		Commercial Metals Co	108,326
1,859		Crane Co	77,334
2,218		Pentair, Inc	75,833
1,810		Snap-On, Inc	73,160
		TOTAL FABRICATED METAL PRODUCTS	395,733

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
FOOD AND KINDRED PRODUCTS - 3.44%
3,570		Campbell Soup Co	$132,483
10,712		Coca-Cola Enterprises, Inc	218,203
18,214		ConAgra Foods, Inc	402,712
5,719	*	Constellation Brands, Inc (Class A)	142,975
2,600		Corn Products International, Inc	79,560
7,001		Del Monte Foods Co	78,621
5,200		H.J. Heinz Co	214,344
749		Hershey Co	41,247
2,587		Hormel Foods Corp	96,081
2,042		J.M. Smucker Co	91,277
1,043		McCormick & Co, Inc	34,993
1,713		Molson Coors Brewing Co (Class B)	116,278
2,391		Pepsi Bottling Group, Inc	76,871
2,121		PepsiAmericas, Inc	46,895
12,637		Sara Lee Corp	202,445
3,466	*	Smithfield Foods, Inc	99,925
7,553		Tyson Foods, Inc (Class A)	112,238
		TOTAL FOOD AND KINDRED PRODUCTS	2,187,148

FOOD STORES - 1.11%
22,181		Kroger Co	484,877
7,177		Supervalu, Inc	220,334
		TOTAL FOOD STORES	705,211

FORESTRY - 0.15%
2,442		Rayonier, Inc	92,576
		TOTAL FORESTRY	92,576

FURNITURE AND FIXTURES - 0.46%
1,149		Hillenbrand Industries, Inc	55,727
2,939		Leggett & Platt, Inc	73,416
5,489		Masco Corp	162,694
		TOTAL FURNITURE AND FIXTURES	291,837

FURNITURE AND HOMEFURNISHINGS STORES - 0.22%
553		Circuit City Stores, Inc	15,053
1,645	*	Mohawk Industries, Inc	115,726
659		Steelcase, Inc (Class A)	10,841
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	141,620

GENERAL BUILDING CONTRACTORS - 1.23%
736		Beazer Homes USA, Inc	33,760
2,320		Centex Corp	116,696
5,065		DR Horton, Inc	120,648
1,367		KB Home	62,677
2,855		Lennar Corp (Class A)	126,676
675		MDC Holdings, Inc	35,053
3,775		Pulte Homes, Inc	108,682
1,020		Ryland Group, Inc	44,441
1,462		Standard-Pacific Corp	37,573
3,657	*	Toll Brothers, Inc	93,509
		TOTAL GENERAL BUILDING CONTRACTORS	779,715

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
GENERAL MERCHANDISE STORES - 0.44%
2,211	*	BJ's Wholesale Club, Inc	$62,682
2,039		Dillard's, Inc (Class A)	64,942
742		Dollar General Corp	10,373
2,532		Family Dollar Stores, Inc	61,857
4,772		Saks, Inc	77,163
		TOTAL GENERAL MERCHANDISE STORES	277,017

HEALTH SERVICES - 1.70%
5,945		AmerisourceBergen Corp	249,214
4,200		Cigna Corp	413,742
1,345	*	Community Health Systems, Inc	49,429
6,274		Health Management Associates, Inc (Class A)	123,660
1,307	*	LifePoint Hospitals, Inc	41,994
5,420	*	Tenet Healthcare Corp	37,832
2,564	*	Triad Hospitals, Inc	101,483
1,235		Universal Health Services, Inc (Class B)	62,071
		TOTAL HEALTH SERVICES	1,079,425

HOLDING AND OTHER INVESTMENT OFFICES - 14.50%
4,910		Allied Capital Corp	141,261
3,086		AMB Property Corp	155,997
5,180		Annaly Mortgage Management, Inc	66,356
3,408		Apartment Investment & Management Co (Class A)	148,078
7,495		Archstone-Smith Trust	381,271
2,609		AvalonBay Communities, Inc	288,608
4,000		Boston Properties, Inc	361,600
3,188		Brandywine Realty Trust	102,558
1,800		BRE Properties, Inc (Class A)	99,000
1,976		Camden Property Trust	145,335
2,070		CarrAmerica Realty Corp	92,219
2,257		CBL & Associates Properties, Inc	87,865
1,604		Colonial Properties Trust	79,238
2,221		Developers Diversified Realty Corp	115,892
4,730		Duke Realty Corp	166,260
12,840		Equity Office Properties Trust	468,788
10,214		Equity Residential	456,872
452		Essex Property Trust, Inc	50,470
903		Federal Realty Investment Trust	63,210
2,836		General Growth Properties, Inc	127,790
4,800		Health Care Property Investors, Inc	128,352
2,179		Health Care REIT, Inc	76,156
2,523		Hospitality Properties Trust	110,810
18,150		Host Marriott Corp	396,940
6,759		HRPT Properties Trust	78,134
13,915		iShares Russell Midcap Value Index Fund	1,839,146
3,973		iStar Financial, Inc	149,981
7,421		Kimco Realty Corp	270,792
3,128		Liberty Property Trust	138,258
2,185		Mack-Cali Realty Corp	100,335
1,594		New Century Financial Corp	72,925
3,669		New Plan Excel Realty Trust	90,588

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
9,062		NTL, Inc	$225,644
1,162		Pan Pacific Retail Properties, Inc	80,608
6,464		Plum Creek Timber Co, Inc	229,472
8,592		Prologis	447,815
1,597		Public Storage, Inc	121,212
2,918		Reckson Associates Realty Corp	120,747
2,405		Regency Centers Corp	149,471
856		Taubman Centers, Inc	35,010
3,921		Thornburg Mortgage, Inc	109,278
3,446		Trizec Properties, Inc	98,693
1,468		Ventas, Inc	49,736
4,285		Vornado Realty Trust	418,002
2,156		Weingarten Realty Investors	82,532
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	9,219,305

HOTELS AND OTHER LODGING PLACES - 0.12%
1,281		Starwood Hotels & Resorts Worldwide, Inc	77,296
		TOTAL HOTELS AND OTHER LODGING PLACES	77,296

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.51%
2,959	*	AGCO Corp	77,881
231		Black & Decker Corp	19,510
170		Carlisle Cos, Inc	13,481
300		Cummins, Inc	36,675
468		Diebold, Inc	19,010
753		Dover Corp	37,221
200	*	Dresser-Rand Group, Inc	4,696
5,267		Eaton Corp	397,132
1,683	*	Flowserve Corp	95,763
1,388		Kennametal, Inc	86,403
2,113		Lennox International, Inc	55,952
875	*	Lexmark International, Inc	48,851
3,602		Pall Corp	100,856
2,417		Parker Hannifin Corp	187,559
17,053	*	Solectron Corp	58,321
2,096		SPX Corp	117,271
842		Stanley Works	39,759
1,764		Symbol Technologies, Inc	19,034
926	*	Terex Corp	91,396
2,725		Timken Co	91,315
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,598,086

INSTRUMENTS AND RELATED PRODUCTS - 2.31%
1,273		Applera Corp (Applied Biosystems Group)	41,182
1,574		Bausch & Lomb, Inc	77,189
179		Beckman Coulter, Inc	9,943
777		Cooper Cos, Inc	34,413
977		DRS Technologies, Inc	47,629
10,073		Eastman Kodak Co	239,536
1,832	*	Fisher Scientific International, Inc	133,828
1,469		Kla-Tencor Corp	61,066
1,990		PerkinElmer, Inc	41,591
3,377		Pitney Bowes, Inc	139,470
846		Tektronix, Inc	24,889

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,808	*	Teradyne, Inc	$25,185
4,018	*	Thermo Electron Corp	145,612
32,197	*	Xerox Corp	447,860
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,469,393

INSURANCE AGENTS, BROKERS AND SERVICE - 0.71%
11,175		AON Corp	389,114
2,363		Gallagher (Arthur J.) & Co	59,878
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	448,992

INSURANCE CARRIERS - 6.70%
169	*	Alleghany Corp	46,705
3,393		Ambac Financial Group, Inc	275,172
1,994		American Financial Group, Inc	85,543
497		American National Insurance Co	64,471
1,361		AmerUs Group Co	79,687
4,524		Assurant, Inc	218,962
5,566		Cincinnati Financial Corp	261,658
700	*	CNA Financial Corp	23,072
5,314	*	Conseco, Inc	122,753
1,884		Erie Indemnity Co (Class A)	97,968
6,124		Fidelity National Financial, Inc	238,530
902		Fidelity National Title Group, Inc	17,742
3,006		First American Corp	127,064
1,150		Hanover Insurance Group, Inc	54,579
1,737		HCC Insurance Holdings, Inc	51,137
334	*	Health Net, Inc	15,087
5,706		Leucadia National Corp	166,558
277	*	Markel Corp	96,119
4,725		MBIA, Inc	276,649
930		Mercury General Corp	52,424
3,066		MGIC Investment Corp	199,290
1,751		Nationwide Financial Services, Inc (Class A)	77,184
8,061		Old Republic International Corp	172,264
300	*	Philadelphia Consolidated Holding Co	9,108
3,135		PMI Group, Inc	139,758
2,451		Protective Life Corp	114,266
2,890		Radian Group, Inc	178,544
900		Reinsurance Group Of America, Inc	44,235
4,180		Safeco Corp	235,543
1,918		Stancorp Financial Group, Inc	97,645
3,519		Torchmark Corp	213,674
660		Transatlantic Holdings, Inc	36,894
1,665		Unitrin, Inc	72,577
10,500		UnumProvident Corp	190,365
2,612		W.R. Berkley Corp	89,148
44		Wesco Financial Corp	16,764
		TOTAL INSURANCE CARRIERS	4,259,139

JUSTICE, PUBLIC ORDER AND SAFETY - 0.04%
479	*	Corrections Corp of America	25,358
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	25,358

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.13%
3,173		Laidlaw International, Inc	$79,960
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	79,960

LUMBER AND WOOD PRODUCTS - 0.12%
3,603		Louisiana-Pacific Corp	78,906
		TOTAL LUMBER AND WOOD PRODUCTS	78,906

METAL MINING - 0.27%
3,048		Freeport-McMoRan Copper & Gold, Inc (Class A)	168,890
		TOTAL METAL MINING	168,890

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.90%
3,378		Fortune Brands, Inc	239,872
6,039		Hasbro, Inc	109,366
13,658		Mattel, Inc	225,494
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	574,732

MISCELLANEOUS RETAIL - 0.60%
1,404		Barnes & Noble, Inc	51,246
3,309	*	Dollar Tree Stores, Inc	87,689
2,495		OfficeMax, Inc	101,671
16,876	*	Rite Aid Corp	71,554
2,022		Tiffany & Co	66,766
		TOTAL MISCELLANEOUS RETAIL	378,926

MOTION PICTURES - 0.19%
100	*	Avid Technology, Inc	3,333
7,054	*	Discovery Holding Co (Class A)	103,200
526	*	DreamWorks Animation SKG, Inc (Class A)	12,045
		TOTAL MOTION PICTURES	118,578

NONDEPOSITORY INSTITUTIONS - 1.06%
4,681		American Capital Strategies Ltd	156,720
3,481	*	AmeriCredit Corp	97,190
1,145		CapitalSource, Inc	26,862
6,991		CIT Group, Inc	365,559
140		Student Loan Corp	28,280
		TOTAL NONDEPOSITORY INSTITUTIONS	674,611

OIL AND GAS EXTRACTION - 2.58%
1,713		Cabot Oil & Gas Corp (Class A)	83,937
11,895		Chesapeake Energy Corp	359,824
2,896		Cimarex Energy Co	124,528
366		Equitable Resources, Inc	12,261
1,924	*	Forest Oil Corp	63,800
405	*	National Oilwell Varco, Inc	25,645
4,510	*	Newfield Exploration Co	220,719
6,213		Noble Energy, Inc	291,141
4,535		Pioneer Natural Resources Co	210,469
1,919		Pogo Producing Co	88,466
1,066	*	Pride International, Inc	33,291
273		Rowan Cos, Inc	9,716
793	*	SEACOR Holdings, Inc	65,105
894		Tidewater, Inc	43,985

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
100	*	Unit Corp	$5,689
		TOTAL OIL AND GAS EXTRACTION	1,638,576

PAPER AND ALLIED PRODUCTS - 1.04%
3,677		Bemis Co	112,590
6,352		MeadWestvaco Corp	177,411
8,925	*	Smurfit-Stone Container Corp	97,640
3,473		Sonoco Products Co	109,920
3,875		Temple-Inland, Inc	166,121
		TOTAL PAPER AND ALLIED PRODUCTS	663,682

PERSONAL SERVICES - 0.13%
10,370		Service Corp International	84,412
		TOTAL PERSONAL SERVICES	84,412

PETROLEUM AND COAL PRODUCTS - 3.01%
2,236		Ashland, Inc	149,141
1,824		Frontier Oil Corp	59,098
8,486		Hess Corp	448,485
7,958		Kerr-McGee Corp	551,887
6,545		Murphy Oil Corp	365,604
2,313		Sunoco, Inc	160,268
2,404		Tesoro Corp	178,761
		TOTAL PETROLEUM AND COAL PRODUCTS	1,913,244

PRIMARY METAL INDUSTRIES - 0.71%
1,561		Hubbell, Inc (Class B)	74,382
1,705		Steel Dynamics, Inc	112,087
3,817		United States Steel Corp	267,648
		TOTAL PRIMARY METAL INDUSTRIES	454,117

PRINTING AND PUBLISHING - 2.12%
8,340		Gannett Co, Inc	466,456
1,666		McClatchy Co (Class A)	66,840
4,431		New York Times Co (Class A)	108,737
1,796		R.H. Donnelley Corp	97,110
7,579		R.R. Donnelley & Sons Co	242,149
7,555		Tribune Co	245,009
157		Washington Post Co (Class B)	122,462
		TOTAL PRINTING AND PUBLISHING	1,348,763

RAILROAD TRANSPORTATION - 0.51%
3,971		CSX Corp	279,717
1,685	*	Kansas City Southern Industries, Inc	46,675
		TOTAL RAILROAD TRANSPORTATION	326,392

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.34%
858	*	Jarden Corp	26,126
3,755		Newell Rubbermaid, Inc	96,992
1,735		Sealed Air Corp	90,359
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	213,477

SECURITY AND COMMODITY BROKERS - 1.85%
2,685		A.G. Edwards, Inc	148,534

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,533		Ameriprise Financial, Inc	$336,499
1,137	*	E*Trade Financial Corp	25,946
162		Federated Investors, Inc (Class B)	5,103
3,747		Janus Capital Group, Inc	67,071
4,157		Jefferies Group, Inc	123,172
1,963		Legg Mason, Inc	195,358
2,690	*	NYSE Group, Inc	184,211
3,030		Raymond James Financial, Inc	91,718
		TOTAL SECURITY AND COMMODITY BROKERS	1,177,612

SPECIAL TRADE CONTRACTORS - 0.06%
2,087	*	Quanta Services, Inc	36,168
		TOTAL SPECIAL TRADE CONTRACTORS	36,168

STONE, CLAY, AND GLASS PRODUCTS - 0.10%
511		Gentex Corp	7,154
733	b*	USG Corp	53,458
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	60,612

TOBACCO PRODUCTS - 0.44%
3,271		Loews Corp (Carolina Group)	168,031
2,468		UST, Inc	111,529
		TOTAL TOBACCO PRODUCTS	279,560

TRANSPORTATION BY AIR - 0.54%
1,748	*	AMR Corp	44,434
11,880		Southwest Airlines Co	194,476
3,455	*	UAL Corp	107,174
		TOTAL TRANSPORTATION BY AIR	346,084

TRANSPORTATION EQUIPMENT - 2.18%
1,051	*	Armor Holdings, Inc	57,626
2,909		Autoliv, Inc	164,562
2,694		Brunswick Corp	89,576
63,293		Ford Motor Co	438,620
6,056		Genuine Parts Co	252,293
300		Goodrich Corp	12,087
2,154		ITT Industries, Inc	106,623
2,403		Paccar, Inc	197,959
313		Textron, Inc	28,852
1,393	*	TRW Automotive Holdings Corp	38,001
		TOTAL TRANSPORTATION EQUIPMENT	1,386,199

TRANSPORTATION SERVICES - 0.21%
748		GATX Corp	31,790
4,655		Sabre Holdings Corp	102,410
		TOTAL TRANSPORTATION SERVICES	134,200

TRUCKING AND WAREHOUSING - 0.18%
1,008	*	Swift Transportation Co, Inc	32,014
1,884	*	YRC Worldwide, Inc	79,335
		TOTAL TRUCKING AND WAREHOUSING	111,349

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
WATER TRANSPORTATION - 0.19%
1,446		Alexander & Baldwin, Inc	$64,014
969		Overseas Shipholding Group, Inc	57,316
		TOTAL WATER TRANSPORTATION	121,330

WHOLESALE TRADE-DURABLE GOODS - 1.15%
2,915		Adesa, Inc	64,830
3,785	*	Arrow Electronics, Inc	121,877
1,857		BorgWarner, Inc	120,891
4,919	*	Ingram Micro, Inc (Class A)	89,181
2,197		Omnicare, Inc	104,182
1,153		Reliance Steel & Aluminum Co	95,641
1,949	*	Tech Data Corp	74,666
781		W.W. Grainger, Inc	58,755
		TOTAL WHOLESALE TRADE-DURABLE GOODS	730,023

WHOLESALE TRADE-NONDURABLE GOODS - 0.93%
163		Airgas, Inc	6,072
4,770	*	Dean Foods Co	177,396
15,785		Safeway, Inc	410,410
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	593,878

		TOTAL COMMON STOCKS	63,557,504
		(Cost $54,632,328)

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.35%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.35%
$ 220,000		Federal Home Loan Bank (FHLB) 4.950%, 07/03/06	220,000

		TOTAL SHORT-TERM INVESTMENTS	220,000
		(Cost $219,940)

		TOTAL PORTFOLIO - 100.32%	63,777,504
		(Cost $54,852,268)

		OTHER ASSETS & LIABILITIES, NET - (0.32%)	(202,569)

		NET ASSETS -100.00%	$63,574,935

	*	Non-income producing
	b	In bankruptcy

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP BLEND INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.30%

AMUSEMENT AND RECREATION SERVICES - 0.64%
3,330		GTECH Holdings Corp	$115,817
4,675		Harrah's Entertainment, Inc	332,766
960		International Speedway Corp (Class A)	44,515
1,734	*	Penn National Gaming, Inc	67,245
2,339		Warner Music Group Corp	68,954
		TOTAL AMUSEMENT AND RECREATION SERVICES	629,297

APPAREL AND ACCESSORY STORES - 1.21%
2,249		Abercrombie & Fitch Co (Class A)	124,662
3,015		American Eagle Outfitters, Inc	102,631
1,864	*	AnnTaylor Stores Corp	80,860
4,581	*	Chico's FAS, Inc	123,595
2,468		Claire's Stores, Inc	62,959
4,070		Foot Locker, Inc	99,674
8,748		Limited Brands, Inc	223,861
5,909		Nordstrom, Inc	215,679
3,669		Ross Stores, Inc	102,915
2,766	*	Urban Outfitters, Inc	48,377
		TOTAL APPAREL AND ACCESSORY STORES	1,185,213

APPAREL AND OTHER TEXTILE PRODUCTS - 0.44%
2,940		Jones Apparel Group, Inc	93,463
2,750		Liz Claiborne, Inc	101,915
1,490		Polo Ralph Lauren Corp	81,801
2,258		VF Corp	153,363
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	430,542

AUTO REPAIR, SERVICES AND PARKING - 0.09%
1,477		Ryder System, Inc	86,301
		TOTAL AUTO REPAIR, SERVICES AND PARKING	86,301

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.55%
2,696		Advance Auto Parts	77,914
3,824	*	Autonation, Inc	81,987
1,394	*	Autozone, Inc	122,951
2,720	*	Carmax, Inc	96,451
1,717	*	Copart, Inc	42,169
2,804	*	O'Reilly Automotive, Inc	87,457
1,332		United Auto Group, Inc	28,438
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	537,367

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.27%
3,233		Fastenal Co	130,258
2,889		Sherwin-Williams Co	137,170
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	267,428

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
BUSINESS SERVICES - 6.94%
6,967	*	Activision, Inc	$79,284
2,135		Acxiom Corp	53,375
2,933	*	Affiliated Computer Services, Inc (Class A)	151,372
3,918	*	Akamai Technologies, Inc	141,792
2,085	*	Alliance Data Systems Corp	122,640
5,760	*	Autodesk, Inc	198,490
9,845	*	BEA Systems, Inc	128,871
5,558	*	BMC Software, Inc	132,836
1,263		Brink's Co	71,246
11,435		CA, Inc	234,989
6,980	*	Cadence Design Systems, Inc	119,707
3,667	*	Ceridian Corp	89,621
1,544	*	Cerner Corp	57,298
2,180	*	Checkfree Corp	108,041
2,227	*	ChoicePoint, Inc	93,022
4,690	*	Citrix Systems, Inc	188,257
980	*	Clear Channel Outdoor Holdings, Inc	20,541
3,517	*	Cognizant Technology Solutions Corp	236,940
4,759	*	Computer Sciences Corp	230,526
9,882	*	Compuware Corp	66,209
3,430	*	Convergys Corp	66,885
1,550	*	DST Systems, Inc	92,225
7,677	*	Electronic Arts, Inc	330,418
13,212		Electronic Data Systems Corp	317,881
7,035	*	Emdeon Corp	87,304
3,319		Equifax, Inc	113,974
5,811	*	Expedia, Inc	86,991
1,045	*	F5 Networks, Inc	55,887
1,025		Factset Research Systems, Inc	48,483
1,601		Fair Isaac Corp	58,132
2,450		Fidelity National Information Services, Inc	86,730
4,477	*	Fiserv, Inc	203,077
1,265	*	Getty Images, Inc	80,340
5,044		IMS Health, Inc	135,431
10,607	*	Interpublic Group of Cos, Inc	88,568
4,360	*	Intuit, Inc	263,300
2,839	*	Iron Mountain, Inc	106,122
14,318	*	Juniper Networks, Inc	228,945
1,123	*	Kinetic Concepts, Inc	49,580
2,169	*	Lamar Advertising Co	116,822
2,251		Manpower, Inc	145,415
1,533	*	Mastercard, Inc	73,584
4,164	*	McAfee, Inc	101,060
2,123		MoneyGram International, Inc	72,076
3,127	*	Monster Worldwide, Inc	133,398
2,394	*	NAVTEQ Corp	106,964
4,730	*	NCR Corp	173,307
8,789	*	Novell, Inc	58,271
4,678	*	Red Hat, Inc	109,465
1,650		Reynolds & Reynolds Co (Class A)	50,606
3,858		Robert Half International, Inc	162,036
2,139	*	Salesforce.com, Inc	57,026

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,370		ServiceMaster Co	$76,132
3,590	*	Synopsys, Inc	67,384
1,120		Total System Services, Inc	21,560
8,553	*	Unisys Corp	53,713
1,633	*	United Rentals, Inc	52,223
6,240	*	VeriSign, Inc	144,581
178	*	WebMD Health Corp	8,419
		TOTAL BUSINESS SERVICES	6,809,372

CHEMICALS AND ALLIED PRODUCTS - 5.30%
577	*	Abraxis BioScience, Inc	13,756
5,546		Air Products & Chemicals, Inc	354,500
947		Albemarle Corp	45,342
1,954		Alberto-Culver Co	95,199
2,418		Avery Dennison Corp	140,389
11,234		Avon Products, Inc	348,254
2,606	*	Barr Pharmaceuticals, Inc	124,280
1,590		Cabot Corp	54,887
1,856		Celanese Corp (Series A)	37,900
1,571	*	Cephalon, Inc	94,417
1,795	*	Charles River Laboratories International, Inc	66,056
5,918		Chemtura Corp	55,274
1,731		Church & Dwight Co, Inc	63,043
3,852		Clorox Co	234,856
994		Cytec Industries, Inc	53,338
2,238		Dade Behring Holdings, Inc	93,190
2,140		Eastman Chemical Co	115,560
4,670		Ecolab, Inc	189,509
3,246		Estee Lauder Cos (Class A)	125,523
1,006		FMC Corp	64,776
8,247	*	Forest Laboratories, Inc	319,076
4,030	*	Hospira, Inc	173,048
2,214	*	Huntsman Corp	38,346
830	*	Idexx Laboratories, Inc	62,358
1,766	*	ImClone Systems, Inc	68,238
2,351		International Flavors & Fragrances, Inc	82,849
1,312	*	Invitrogen Corp	86,684
6,220	*	King Pharmaceuticals, Inc	105,740
438	*	Kos Pharmaceuticals, Inc	16,478
1,760		Lubrizol Corp	70,136
5,456		Lyondell Chemical Co	123,633
6,452	*	Medimmune, Inc	174,849
7,936	*	Millennium Pharmaceuticals, Inc	79,122
3,210	*	Mosaic Co	50,237
5,396		Mylan Laboratories, Inc	107,920
2,591	*	Nalco Holding Co	45,679
2,964	*	PDL BioPharma, Inc	54,567
4,218		PPG Industries, Inc	278,388
4,116		Rohm & Haas Co	206,294
2,970		RPM International, Inc	53,460
1,110		Scotts Miracle-Gro Co (Class A)	46,975
2,711	*	Sepracor, Inc	154,907
1,732		Sigma-Aldrich Corp	125,812
2,524		Valspar Corp	66,659

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,084	*	VCA Antech, Inc	$66,542
2,792	*	Vertex Pharmaceuticals, Inc	102,494
2,760	*	Watson Pharmaceuticals, Inc	64,253
312		Westlake Chemical Corp	9,298
		TOTAL CHEMICALS AND ALLIED PRODUCTS	5,204,091

COAL MINING - 0.51%
3,654		Arch Coal, Inc	154,820
4,700		Consol Energy, Inc	219,584
1,154		Foundation Coal Holdings, Inc	54,157
2,119		Massey Energy Co	76,284
		TOTAL COAL MINING	504,845

COMMUNICATIONS - 3.73%
10,675	*	American Tower Corp (Class A)	332,206
11,802	*	Avaya, Inc	134,779
5,470		Cablevision Systems Corp (Class A)	117,331
2,997		CenturyTel, Inc	111,339
8,361		Citizens Communications Co	109,111
5,487	*	Crown Castle International Corp	189,521
5,275	*	EchoStar Communications Corp (Class A)	162,523
3,720	*	Embarq Corp	152,483
1,656		Global Payments, Inc	80,399
721		Hearst-Argyle Television, Inc	15,905
4,607	*	IAC/InterActiveCorp	122,039
1,065	*	Leap Wireless International, Inc	50,534
21,476	*	Level 3 Communications, Inc	95,353
11,812	*	Liberty Global, Inc	253,958
3,530	*	Liberty Media Holding Corp (Capital)	295,708
17,688	*	Liberty Media Holding Corp (Interactive)	305,295
1,544	*	NeuStar, Inc	52,110
3,478	*	NII Holdings, Inc (Class B)	196,090
1,543		PanAmSat Holding Corp	38,544
40,033	*	Qwest Communications International, Inc	323,867
2,612	*	SBA Communications Corp	68,278
2,861		Telephone & Data Systems, Inc	118,445
5,423	*	Univision Communications, Inc (Class A)	181,671
421	*	US Cellular Corp	25,513
721	*	West Corp	34,543
6,614	*	XM Satellite Radio Holdings, Inc	96,895
		TOTAL COMMUNICATIONS	3,664,440

DEPOSITORY INSTITUTIONS - 5.60%
8,836		AmSouth Bancorp	233,712
3,414		Associated Banc-Corp	107,643
2,330		Astoria Financial Corp	70,949
1,685		Bancorpsouth, Inc	45,916
1,367		Bank of Hawaii Corp	67,803
604		BOK Financial Corp	30,001
590		Capitol Federal Financial	20,231
1,080		City National Corp	70,297
4,000		Colonial Bancgroup, Inc	102,720
4,132		Comerica, Inc	214,823
4,712		Commerce Bancorp, Inc	168,077

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,602		Commerce Bancshares, Inc	$80,180
3,166		Compass Bancshares, Inc	176,030
1,440		Cullen/Frost Bankers, Inc	82,512
1,597		East West Bancorp, Inc	60,542
120		First Citizens Bancshares, Inc (Class A)	24,060
3,167		First Horizon National Corp	127,313
4,371		Fulton Financial Corp	69,586
15,127		Hudson City Bancorp, Inc	201,643
6,303		Huntington Bancshares, Inc	148,625
1,611		IndyMac Bancorp, Inc	73,864
1,700		Investors Financial Services Corp	76,330
10,301		Keycorp	367,540
1,939		M&T Bank Corp	228,647
6,253		Marshall & Ilsley Corp	286,012
3,050		Mercantile Bankshares Corp	108,793
7,513		New York Community Bancorp, Inc	124,040
11,878		North Fork Bancorporation, Inc	358,359
5,358		Northern Trust Corp	296,297
1,580		People's Bank	51,903
7,272		Popular, Inc	139,622
2,500		Sky Financial Group, Inc	59,025
1,681		South Financial Group, Inc	44,395
9,702		Sovereign Bancorp, Inc	197,048
6,900		Synovus Financial Corp	184,782
3,480		TCF Financial Corp	92,046
2,639		TD Banknorth, Inc	77,719
1,374		UnionBanCal Corp	88,747
2,956		Valley National Bancorp	75,999
2,301		Washington Federal, Inc	53,360
1,381		Webster Financial Corp	65,515
1,661		Whitney Holding Corp	58,750
1,700		Wilmington Trust Corp	71,706
2,700		Zions Bancorporation	210,438
		TOTAL DEPOSITORY INSTITUTIONS	5,493,600

EATING AND DRINKING PLACES - 0.99%
2,949		Aramark Corp (Class B)	97,641
2,255		Brinker International, Inc	81,857
3,831		Darden Restaurants, Inc	150,941
1,620		OSI Restaurant Partners, Inc	56,052
2,061	*	The Cheesecake Factory, Inc	55,544
784	*	Tim Hortons, Inc	20,188
2,940		Wendy's International, Inc	171,373
6,810		Yum! Brands, Inc	342,339
		TOTAL EATING AND DRINKING PLACES	975,935

EDUCATIONAL SERVICES - 0.39%
3,498	*	Apollo Group, Inc (Class A)	180,742
2,509	*	Career Education Corp	74,994
1,145	*	ITT Educational Services, Inc	75,352
1,142	*	Laureate Education, Inc	48,683
		TOTAL EDUCATIONAL SERVICES	379,771

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
ELECTRIC, GAS, AND SANITARY SERVICES - 8.63%
16,821	*	AES Corp	$310,347
2,030		AGL Resources, Inc	77,384
4,248	*	Allegheny Energy, Inc	157,473
3,020		Alliant Energy Corp	103,586
6,263	*	Allied Waste Industries, Inc	71,148
5,053		Ameren Corp	255,176
9,887		American Electric Power Co, Inc	338,630
3,280		Aqua America, Inc	74,751
2,112		Atmos Energy Corp	58,946
7,555		Centerpoint Energy, Inc	94,438
5,637	*	CMS Energy Corp	72,943
6,269		Consolidated Edison, Inc	278,594
4,589		Constellation Energy Group, Inc	250,192
2,894	*	Covanta Holding Corp	51,079
3,200		DPL, Inc	85,760
4,510		DTE Energy Co	183,737
9,210	*	Dynegy, Inc (Class A)	50,379
8,327		Edison International	324,753
16,467		El Paso Corp	247,005
1,862		Energen Corp	71,519
3,861		Energy East Corp	92,394
5,111		Entergy Corp	361,603
2,010		Great Plains Energy, Inc	55,999
2,120		Hawaiian Electric Industries, Inc	59,169
4,539		KeySpan Corp	183,376
2,690		Kinder Morgan, Inc	268,704
2,940		MDU Resources Group, Inc	107,633
7,532	*	Mirant Corp	201,858
2,156		National Fuel Gas Co	75,762
6,982		NiSource, Inc	152,487
3,710		Northeast Utilities	76,686
3,441	*	NRG Energy, Inc	165,787
2,740		NSTAR	78,364
2,310		OGE Energy Corp	80,919
3,011		Oneok, Inc	102,494
4,890		Pepco Holdings, Inc	115,306
8,884		PG&E Corp	348,964
2,510		Pinnacle West Capital Corp	100,174
9,768		PPL Corp	315,506
6,412		Progress Energy, Inc	274,882
2,980		Puget Energy, Inc	64,010
2,140		Questar Corp	172,249
7,848	*	Reliant Energy, Inc	94,019
3,040		Republic Services, Inc	122,634
2,908		SCANA Corp	112,191
6,614		Sempra Energy	300,805
4,994	*	Sierra Pacific Resources	69,916
2,365		Southern Union Co	63,997
1,171	*	Stericycle, Inc	76,232
5,241		TECO Energy, Inc	78,301
2,746		UGI Corp	67,607
1,920		Vectren Corp	52,320
1,592		Western Gas Resources, Inc	95,281
15,056		Williams Cos, Inc	351,708

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,980		Wisconsin Energy Corp	$120,094
1,149		WPS Resources Corp	56,990
10,360		Xcel Energy, Inc	198,705
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	8,472,966

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.64%
3,099	*	ADC Telecommunications, Inc	52,249
4,547	*	Agere Systems, Inc	66,841
9,177	*	Altera Corp	161,056
4,280		American Power Conversion Corp	83,417
1,788		Ametek, Inc	84,715
2,228		Amphenol Corp (Class A)	124,679
9,205		Analog Devices, Inc	295,849
10,877	*	Atmel Corp	60,367
3,309	*	Avnet, Inc	66,246
1,410		AVX Corp	22,264
14,764	*	Ciena Corp	71,015
4,997	*	Comverse Technology, Inc	98,791
1,920	*	Cree, Inc	45,619
3,513	*	Cypress Semiconductor Corp	51,079
856	*	Dolby Laboratories, Inc (Class A)	19,945
1,581	*	Energizer Holdings, Inc	92,599
3,046	*	Fairchild Semiconductor International, Inc	55,346
10,164	*	Freescale Semiconductor, Inc (Class B)	298,822
1,717		Harman International Industries, Inc	146,580
3,359		Harris Corp	139,432
5,012	*	Integrated Device Technology, Inc	71,070
1,790	*	International Rectifier Corp	69,953
3,570		Intersil Corp (Class A)	83,003
40,820	*	JDS Uniphase Corp	103,275
3,039		L-3 Communications Holdings, Inc	229,201
1,040		Lincoln Electric Holdings, Inc	65,156
7,752		Linear Technology Corp	259,614
10,070	*	LSI Logic Corp	90,127
114,353	*	Lucent Technologies, Inc	276,734
8,163		Maxim Integrated Products, Inc	262,114
3,561	*	MEMC Electronic Materials, Inc	133,538
5,331		Microchip Technology, Inc	178,855
18,330	*	Micron Technology, Inc	276,050
3,547		Molex, Inc	119,073
8,641		National Semiconductor Corp	206,088
9,430	*	Network Appliance, Inc	332,879
3,076	*	Novellus Systems, Inc	75,977
8,822	*	Nvidia Corp	187,820
5,217	*	PMC - Sierra, Inc	49,040
4,110	*	QLogic Corp	70,856
3,500		RadioShack Corp	49,000
2,237	*	Rambus, Inc	51,026
4,401		Rockwell Collins, Inc	245,884
13,712	*	Sanmina-SCI Corp	63,075
1,265	*	Silicon Laboratories, Inc	44,465
35,860	*	Sirius Satellite Radio, Inc	170,335
1,113	*	Spansion, Inc	17,741
962		Teleflex, Inc	51,967

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
11,415	*	Tellabs, Inc	$151,934
1,526	*	Thomas & Betts Corp	78,284
4,253	*	Vishay Intertechnology, Inc	66,900
1,806		Whirlpool Corp	149,266
8,779		Xilinx, Inc	198,844
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	6,516,055

ENGINEERING AND MANAGEMENT SERVICES - 1.88%
2,706	*	Amylin Pharmaceuticals, Inc	133,595
8,805	*	Celgene Corp	417,621
1,035		Corporate Executive Board Co	103,707
2,190		Fluor Corp	203,517
1,287	*	Gen-Probe, Inc	69,472
1,265	*	Hewitt Associates, Inc	28,437
1,467	*	Jacobs Engineering Group, Inc	116,832
8,541		Paychex, Inc	332,928
2,478		Pharmaceutical Product Development, Inc	87,027
4,035		Quest Diagnostics, Inc	241,777
2,013	*	Shaw Group, Inc	55,961
1,287	*	URS Corp	54,054
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,844,928

FABRICATED METAL PRODUCTS - 0.53%
933	*	Alliant Techsystems, Inc	71,235
2,689		Ball Corp	99,601
3,034		Commercial Metals Co	77,974
1,306		Crane Co	54,330
4,244	*	Crown Holdings, Inc	66,079
2,650		Pentair, Inc	90,604
1,410		Snap-On, Inc	56,992
		TOTAL FABRICATED METAL PRODUCTS	516,815

FOOD AND KINDRED PRODUCTS - 2.84%
570	*	Burger King Holdings, Inc	8,978
5,929		Campbell Soup Co	220,025
7,731		Coca-Cola Enterprises, Inc	157,480
13,336		ConAgra Foods, Inc	294,859
4,945	*	Constellation Brands, Inc (Class A)	123,625
1,823		Corn Products International, Inc	55,784
4,923		Del Monte Foods Co	55,285
8,543		H.J. Heinz Co	352,142
386	*	Hansen Natural Corp	73,483
4,348		Hershey Co	239,444
1,960		Hormel Foods Corp	72,794
1,386		J.M. Smucker Co	61,954
3,460		McCormick & Co, Inc	116,083
1,238		Molson Coors Brewing Co (Class B)	84,035
3,563		Pepsi Bottling Group, Inc	114,550
1,760		PepsiAmericas, Inc	38,914
18,921		Sara Lee Corp	303,114
2,418	*	Smithfield Foods, Inc	69,711
5,715		Tyson Foods, Inc (Class A)	84,925
5,811		Wrigley (Wm.) Jr Co	263,587
		TOTAL FOOD AND KINDRED PRODUCTS	2,790,772

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
FOOD STORES - 0.85%
18,326		Kroger Co	$400,606
710	*	Panera Bread Co (Class A)	47,740
5,305		Supervalu, Inc	162,864
3,504		Whole Foods Market, Inc	226,499
		TOTAL FOOD STORES	837,709

FORESTRY - 0.08%
2,019		Rayonier, Inc	76,540
		TOTAL FORESTRY	76,540

FURNITURE AND FIXTURES - 0.55%
1,460		Hillenbrand Industries, Inc	70,810
1,280		HNI Corp	58,048
4,683		Leggett & Platt, Inc	116,981
9,950		Masco Corp	294,918
		TOTAL FURNITURE AND FIXTURES	540,757

FURNITURE AND HOMEFURNISHINGS STORES - 0.65%
7,174	*	Bed Bath & Beyond, Inc	237,962
4,570		Circuit City Stores, Inc	124,395
1,646	*	GameStop Corp	69,132
1,350	*	Mohawk Industries, Inc	94,973
1,832		Steelcase, Inc (Class A)	30,136
2,464		Williams-Sonoma, Inc	83,899
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	640,497

GENERAL BUILDING CONTRACTORS - 1.16%
1,066		Beazer Homes USA, Inc	48,897
3,097		Centex Corp	155,779
7,892		DR Horton, Inc	187,987
2,070		KB Home	94,910
3,422		Lennar Corp (Class A)	151,834
823		MDC Holdings, Inc	42,738
120	*	NVR, Inc	58,950
5,442		Pulte Homes, Inc	156,675
1,180		Ryland Group, Inc	51,413
1,780		Standard-Pacific Corp	45,746
3,250	*	Toll Brothers, Inc	83,103
1,103		Walter Industries, Inc	63,588
		TOTAL GENERAL BUILDING CONTRACTORS	1,141,620

GENERAL MERCHANDISE STORES - 1.05%
1,739	*	BJ's Wholesale Club, Inc	49,301
1,609		Dillard's, Inc (Class A)	51,247
8,050		Dollar General Corp	112,539
3,958		Family Dollar Stores, Inc	96,694
5,912		JC Penney Co, Inc	399,119
3,230		Saks, Inc	52,229
11,636		TJX Cos, Inc	265,999
		TOTAL GENERAL MERCHANDISE STORES	1,027,128

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
HEALTH SERVICES - 2.30%
5,406		AmerisourceBergen Corp	$226,620
293		Brookdale Senior Living, Inc	13,109
3,042		Cigna Corp	299,667
2,604	*	Community Health Systems, Inc	95,697
1,248	*	Covance, Inc	76,403
4,088	*	Coventry Health Care, Inc	224,595
2,562	*	DaVita, Inc	127,331
1,524	*	Edwards Lifesciences Corp	69,235
3,149	*	Express Scripts, Inc	225,909
6,144		Health Management Associates, Inc (Class A)	121,098
3,190	*	Laboratory Corp of America Holdings	198,514
1,378	*	LifePoint Hospitals, Inc	44,275
2,363	*	Lincare Holdings, Inc	89,416
2,049		Manor Care, Inc	96,139
1,198	*	Pediatrix Medical Group, Inc	54,269
1,388	*	Sierra Health Services, Inc	62,502
12,331	*	Tenet Healthcare Corp	86,070
2,279	*	Triad Hospitals, Inc	90,203
1,200		Universal Health Services, Inc (Class B)	60,312
		TOTAL HEALTH SERVICES	2,261,364

HOLDING AND OTHER INVESTMENT OFFICES - 8.45%
843	*	Affiliated Managers Group, Inc	73,248
3,570		Allied Capital Corp	102,709
2,126		AMB Property Corp	107,469
4,250		Annaly Mortgage Management, Inc	54,443
2,444		Apartment Investment & Management Co (Class A)	106,192
5,366		Archstone-Smith Trust	272,968
1,890		AvalonBay Communities, Inc	209,072
2,822		Boston Properties, Inc	255,109
2,212		Brandywine Realty Trust	71,160
1,295		BRE Properties, Inc (Class A)	71,225
1,373		Camden Property Trust	100,984
1,391		CarrAmerica Realty Corp	61,969
1,535		CBL & Associates Properties, Inc	59,758
1,094		Colonial Properties Trust	54,044
2,789		Developers Diversified Realty Corp	145,530
3,467		Duke Realty Corp	121,865
9,475		Equity Office Properties Trust	345,932
7,375		Equity Residential	329,884
590		Essex Property Trust, Inc	65,879
1,400		Federal Realty Investment Trust	98,000
4,481		General Growth Properties, Inc	201,914
457		Global Signal, Inc	21,168
3,410		Health Care Property Investors, Inc	91,183
1,550		Health Care REIT, Inc	54,173
1,921		Hospitality Properties Trust	84,370
13,064		Host Marriott Corp	285,710
5,060		HRPT Properties Trust	58,494
21,250		iShares Russell Midcap Index Fund	1,949,688
2,900		iStar Financial, Inc	109,475
783		Kilroy Realty Corp	56,572
5,342		Kimco Realty Corp	194,930
2,309		Liberty Property Trust	102,058

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,760		Macerich Co	$123,552
1,669		Mack-Cali Realty Corp	76,640
1,206		New Century Financial Corp	55,175
2,525		New Plan Excel Realty Trust	62,342
6,669		NTL, Inc	166,058
1,066		Pan Pacific Retail Properties, Inc	73,948
4,830		Plum Creek Timber Co, Inc	171,465
6,227		Prologis	324,551
2,162		Public Storage, Inc	164,096
2,096		Reckson Associates Realty Corp	86,732
1,808		Regency Centers Corp	112,367
1,173		Shurgard Storage Centers, Inc (Class A)	73,312
1,080		SL Green Realty Corp	118,228
1,287		Taubman Centers, Inc	52,638
2,810		Thornburg Mortgage, Inc	78,315
2,382		Trizec Properties, Inc	68,220
3,516		United Dominion Realty Trust, Inc	98,483
2,549		Ventas, Inc	86,360
3,091		Vornado Realty Trust	301,527
2,127		Weingarten Realty Investors	81,422
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	8,292,606

HOTELS AND OTHER LODGING PLACES - 1.03%
1,051		Boyd Gaming Corp	42,418
794		Choice Hotels International, Inc	48,116
9,666		Hilton Hotels Corp	273,354
3,114	*	MGM Mirage	127,051
5,564		Starwood Hotels & Resorts Worldwide, Inc	335,732
1,348		Station Casinos, Inc	91,772
1,239	*	Wynn Resorts Ltd	90,819
		TOTAL HOTELS AND OTHER LODGING PLACES	1,009,262

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.43%
2,276	*	AGCO Corp	59,904
4,551		American Standard Cos, Inc	196,922
1,970		Black & Decker Corp	166,386
2,886	*	Cameron International Corp	137,864
733		Carlisle Cos, Inc	58,127
1,511		CDW Corp	82,576
1,187		Cummins, Inc	145,111
1,800		Diebold, Inc	73,116
1,850		Donaldson Co, Inc	62,660
5,157		Dover Corp	254,911
660	*	Dresser-Rand Group, Inc	15,497
3,833		Eaton Corp	289,008
1,414	*	Flowserve Corp	80,457
1,782	*	FMC Technologies, Inc	120,214
1,313	*	Gardner Denver, Inc	50,551
1,801		Graco, Inc	82,810
3,339	*	Grant Prideco, Inc	149,420
1,268		IDEX Corp	59,850
8,643		International Game Technology	327,915
4,577		Jabil Circuit, Inc	117,171
3,140		Joy Global, Inc	163,563

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
955		Kennametal, Inc	$59,449
3,594	*	Lam Research Corp	167,552
1,482		Lennox International, Inc	39,243
2,679	*	Lexmark International, Inc	149,569
1,551		Manitowoc Co, Inc	69,020
3,248		Pall Corp	90,944
3,083		Parker Hannifin Corp	239,241
4,537		Rockwell Automation, Inc	326,709
5,022	*	SanDisk Corp	256,022
1,659	*	Scientific Games Corp (Class A)	59,094
5,518		Smith International, Inc	245,385
23,035	*	Solectron Corp	78,780
1,510		SPX Corp	84,484
2,104		Stanley Works	99,351
6,373		Symbol Technologies, Inc	68,765
1,239	*	Terex Corp	122,289
2,041		Timken Co	68,394
1,142		Toro Co	53,331
3,343	*	Varian Medical Systems, Inc	158,291
980	*	VeriFone Holdings, Inc	29,870
5,500	*	Western Digital Corp	108,955
1,823	*	Zebra Technologies Corp (Class A)	62,274
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,331,045

INSTRUMENTS AND RELATED PRODUCTS - 4.08%
1,726	*	Advanced Medical Optics, Inc	87,508
3,786		Allergan, Inc	406,086
4,690		Applera Corp (Applied Biosystems Group)	151,722
2,643		Bard (C.R.), Inc	193,626
1,330		Bausch & Lomb, Inc	65,223
1,650		Beckman Coulter, Inc	91,658
6,260		Biomet, Inc	195,875
1,038		Cooper Cos, Inc	45,973
2,023		Dentsply International, Inc	122,594
970		DRS Technologies, Inc	47,288
7,271		Eastman Kodak Co	172,904
3,110	*	Fisher Scientific International, Inc	227,186
927	*	Intuitive Surgical, Inc	109,358
5,110		Kla-Tencor Corp	212,423
1,076	*	Mettler-Toledo International, Inc	65,173
1,379	*	Millipore Corp	86,863
1,350		National Instruments Corp	36,990
3,180		PerkinElmer, Inc	66,462
5,633		Pitney Bowes, Inc	232,643
1,910	*	Resmed, Inc	89,675
1,830	*	Respironics, Inc	62,623
2,154		Roper Industries, Inc	100,700
9,107	*	St. Jude Medical, Inc	295,249
1,014	*	Techne Corp	51,633
2,110		Tektronix, Inc	62,076
5,090	*	Teradyne, Inc	70,904
4,080	*	Thermo Electron Corp	147,859
1,418	*	Trimble Navigation Ltd	63,300
2,656	*	Waters Corp	117,926

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
23,351	*	Xerox Corp	$324,812
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,004,312

INSURANCE AGENTS, BROKERS AND SERVICE - 0.43%
8,062		AON Corp	280,719
2,754		Brown & Brown, Inc	80,472
2,380		Gallagher (Arthur J.) & Co	60,309
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	421,500

INSURANCE CARRIERS - 3.75%
139	*	Alleghany Corp	38,414
2,718		Ambac Financial Group, Inc	220,430
1,344		American Financial Group, Inc	57,658
265		American National Insurance Co	34,376
998		AmerUs Group Co	58,433
3,175		Assurant, Inc	153,670
4,019		Cincinnati Financial Corp	188,933
500	*	CNA Financial Corp	16,480
3,723	*	Conseco, Inc	86,001
1,156		Erie Indemnity Co (Class A)	60,112
4,386		Fidelity National Financial, Inc	170,835
735		Fidelity National Title Group, Inc	14,457
2,100		First American Corp	88,767
1,274		Hanover Insurance Group, Inc	60,464
2,722		HCC Insurance Holdings, Inc	80,136
2,840	*	Health Net, Inc	128,283
4,152	*	Humana, Inc	222,962
4,178		Leucadia National Corp	121,956
255	*	Markel Corp	88,485
3,449		MBIA, Inc	201,939
680		Mercury General Corp	38,332
2,245		MGIC Investment Corp	145,925
1,323		Nationwide Financial Services, Inc (Class A)	58,318
6,040		Old Republic International Corp	129,075
1,348	*	Philadelphia Consolidated Holding Co	40,925
2,290		PMI Group, Inc	102,088
1,770		Protective Life Corp	82,517
2,152		Radian Group, Inc	132,951
820		Reinsurance Group Of America, Inc	40,303
3,037		Safeco Corp	171,135
1,370		Stancorp Financial Group, Inc	69,747
2,575		Torchmark Corp	156,354
726		Transatlantic Holdings, Inc	40,583
1,110		Unitrin, Inc	48,385
7,658		UnumProvident Corp	138,840
4,101		W.R. Berkley Corp	139,967
823	*	WellCare Health Plans, Inc	40,368
39		Wesco Financial Corp	14,859
		TOTAL INSURANCE CARRIERS	3,683,463

JUSTICE, PUBLIC ORDER AND SAFETY - 0.05%
1,015	*	Corrections Corp of America	53,734
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	53,734

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
LEATHER AND LEATHER PRODUCTS - 0.30%
9,706	*	Coach, Inc	$290,209
		TOTAL LEATHER AND LEATHER PRODUCTS	290,209

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.06%
2,491		Laidlaw International, Inc	62,773
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	62,773

LUMBER AND WOOD PRODUCTS - 0.06%
2,740		Louisiana-Pacific Corp	60,006
		TOTAL LUMBER AND WOOD PRODUCTS	60,006

METAL MINING - 0.29%
4,766		Freeport-McMoRan Copper & Gold, Inc (Class A)	264,084
191		Southern Copper Corp	17,024
		TOTAL METAL MINING	281,108

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.52%
3,744		Fortune Brands, Inc	265,861
4,204		Hasbro, Inc	76,134
9,977		Mattel, Inc	164,720
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	506,715

MISCELLANEOUS RETAIL - 1.38%
7,874	*	Amazon.com, Inc	304,566
1,233		Barnes & Noble, Inc	45,005
1,507	*	Coldwater Creek, Inc	40,327
913	*	Dick's Sporting Goods, Inc	36,155
2,650	*	Dollar Tree Stores, Inc	70,225
3,460		Michaels Stores, Inc	142,690
994		MSC Industrial Direct Co (Class A)	47,285
814	*	Nutri/System, Inc	50,574
7,342	*	Office Depot, Inc	278,996
1,795		OfficeMax, Inc	73,146
3,525		Petsmart, Inc	90,240
12,449	*	Rite Aid Corp	52,784
3,671		Tiffany & Co	121,216
		TOTAL MISCELLANEOUS RETAIL	1,353,209

MOTION PICTURES - 0.16%
6,999	*	Discovery Holding Co (Class A)	102,395
916	*	DreamWorks Animation SKG, Inc (Class A)	20,976
1,502		Regal Entertainment Group (Class A)	30,521
		TOTAL MOTION PICTURES	153,892

NONDEPOSITORY INSTITUTIONS - 0.63%
3,396		American Capital Strategies Ltd	113,698
3,290	*	AmeriCredit Corp	91,857
2,329		CapitalSource, Inc	54,638
5,102		CIT Group, Inc	266,784
770		First Marblehead Corp	43,844
548	*	Nelnet, Inc	22,221
111		Student Loan Corp	22,422
		TOTAL NONDEPOSITORY INSTITUTIONS	615,464

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
NONMETALLIC MINERALS, EXCEPT FUELS - 0.26%
1,131		Florida Rock Industries, Inc	$56,177
2,599		Vulcan Materials Co	202,722
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	258,899

OIL AND GAS EXTRACTION - 3.70%
8,205		BJ Services Co	305,718
1,213		Cabot Oil & Gas Corp (Class A)	59,437
1,391	*	Cheniere Energy, Inc	54,249
8,687		Chesapeake Energy Corp	262,782
2,038		Cimarex Energy Co	87,634
674	*	CNX Gas Corp	20,220
2,910	*	Denbury Resources, Inc	92,160
1,500		Diamond Offshore Drilling, Inc	125,895
3,880		ENSCO International, Inc	178,558
3,130		Equitable Resources, Inc	104,855
1,336	*	Forest Oil Corp	44,302
2,201	*	Global Industries Ltd	36,757
1,961	*	Helix Energy Solutions Group, Inc	79,146
1,309		Helmerich & Payne, Inc	78,880
4,445	*	National Oilwell Varco, Inc	281,457
3,252	*	Newfield Exploration Co	159,153
4,510		Noble Energy, Inc	211,339
1,340	*	Oceaneering International, Inc	61,439
4,384		Patterson-UTI Energy, Inc	124,111
3,334		Pioneer Natural Resources Co	154,731
2,006	*	Plains Exploration & Production Co	81,323
1,511		Pogo Producing Co	69,657
4,183	*	Pride International, Inc	130,635
1,574	*	Quicksilver Resources, Inc	57,939
3,443		Range Resources Corp	93,615
2,788		Rowan Cos, Inc	99,225
542	*	SEACOR Holdings, Inc	44,498
4,242	*	Southwestern Energy Co	132,181
1,416		St. Mary Land & Exploration Co	56,994
1,997	*	Superior Energy Services	67,698
1,809	*	Tetra Technologies, Inc	54,795
1,529		Tidewater, Inc	75,227
1,549		Todco	63,277
1,174	*	Unit Corp	66,789
450		W&T Offshore, Inc	17,501
		TOTAL OIL AND GAS EXTRACTION	3,634,177

PAPER AND ALLIED PRODUCTS - 0.53%
2,730		Bemis Co	83,593
4,648		MeadWestvaco Corp	129,819
1,771		Packaging Corp of America	38,997
6,190	*	Smurfit-Stone Container Corp	67,719
2,580		Sonoco Products Co	81,657
2,888		Temple-Inland, Inc	123,809
		TOTAL PAPER AND ALLIED PRODUCTS	525,594

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
PERSONAL SERVICES - 0.46%
3,636		Cintas Corp	$144,567
8,360		H&R Block, Inc	199,470
7,810		Service Corp International	63,573
1,132		Weight Watchers International, Inc	46,287
		TOTAL PERSONAL SERVICES	453,897

PETROLEUM AND COAL PRODUCTS - 1.64%
1,639		Ashland, Inc	109,321
2,870		Frontier Oil Corp	92,988
6,045		Hess Corp	319,478
1,216		Holly Corp	58,611
5,798		Kerr-McGee Corp	402,091
4,676		Murphy Oil Corp	261,201
3,387		Sunoco, Inc	234,685
1,760		Tesoro Corp	130,874
		TOTAL PETROLEUM AND COAL PRODUCTS	1,609,249

PRIMARY METAL INDUSTRIES - 0.88%
2,541		Allegheny Technologies, Inc	175,939
641		Carpenter Technology Corp	74,036
1,570		Hubbell, Inc (Class B)	74,811
3,403		Precision Castparts Corp	203,363
1,225		Steel Dynamics, Inc	80,532
1,883	*	Titanium Metals Corp	64,738
2,781		United States Steel Corp	195,004
		TOTAL PRIMARY METAL INDUSTRIES	868,423

PRINTING AND PUBLISHING - 1.42%
1,417		Dow Jones & Co, Inc	49,609
1,706	*	Dun & Bradstreet Corp	118,874
2,069		EW Scripps Co	89,257
5,836		Gannett Co, Inc	326,407
1,380		Harte-Hanks, Inc	35,383
1,213		John Wiley & Sons, Inc (Class A)	40,272
1,415		McClatchy Co (Class A)	56,770
850		Meredith Corp	42,109
3,424		New York Times Co (Class A)	84,025
1,329		R.H. Donnelley Corp	71,859
5,369		R.R. Donnelley & Sons Co	171,540
6,023		Tribune Co	195,326
141		Washington Post Co (Class B)	109,981
		TOTAL PRINTING AND PUBLISHING	1,391,412

RAILROAD TRANSPORTATION - 0.45%
5,570		CSX Corp	392,351
1,890	*	Kansas City Southern Industries, Inc	52,353
		TOTAL RAILROAD TRANSPORTATION	444,704

REAL ESTATE - 0.37%
4,690	*	CB Richard Ellis Group, Inc	116,781
1,702		Forest City Enterprises, Inc (Class A)	84,947
906		Jones Lang LaSalle, Inc	79,320
1,868		St. Joe Co	86,937
		TOTAL REAL ESTATE	367,985

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.38%
4,403	*	Goodyear Tire & Rubber Co	$48,873
1,214	*	Jarden Corp	36,966
7,085		Newell Rubbermaid, Inc	183,006
2,070		Sealed Air Corp	107,806
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	376,651

SECURITY AND COMMODITY BROKERS - 2.56%
1,988		A.G. Edwards, Inc	109,976
5,398		Ameriprise Financial, Inc	241,129
511		BlackRock, Inc	71,116
1,333	*	Cbot Holdings, Inc	159,413
10,803	*	E*Trade Financial Corp	246,524
3,055		Eaton Vance Corp	76,253
2,190		Federated Investors, Inc (Class B)	68,985
517	*	IntercontinentalExchange, Inc	29,955
1,098	*	Investment Technology Group, Inc	55,844
5,330		Janus Capital Group, Inc	95,407
2,992		Jefferies Group, Inc	88,653
3,220		Legg Mason, Inc	320,454
2,395	*	Nasdaq Stock Market, Inc	71,611
1,928		Nuveen Investments, Inc	83,000
3,946	*	NYSE Group, Inc	270,222
2,465		Raymond James Financial, Inc	74,616
1,593		SEI Investments Co	77,866
6,590		T Rowe Price Group, Inc	249,168
8,029		TD Ameritrade Holding Corp	118,909
		TOTAL SECURITY AND COMMODITY BROKERS	2,509,101

SPECIAL TRADE CONTRACTORS - 0.05%
2,765	*	Quanta Services, Inc	47,917
		TOTAL SPECIAL TRADE CONTRACTORS	47,917

STONE, CLAY, AND GLASS PRODUCTS - 0.27%
1,274		Eagle Materials, Inc	60,515
4,192		Gentex Corp	58,688
4,026	*	Owens-Illinois, Inc	67,476
1,015	b*	USG Corp	74,024
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	260,703

TOBACCO PRODUCTS - 0.31%
2,329		Loews Corp (Carolina Group)	119,641
4,141		UST, Inc	187,132
		TOTAL TOBACCO PRODUCTS	306,773

TRANSPORTATION BY AIR - 0.70%
5,344	*	AMR Corp	135,844
2,224	*	Continental Airlines, Inc (Class B)	66,275
20,191		Southwest Airlines Co	330,527
2,489	*	UAL Corp	77,209
1,542	*	US Airways Group, Inc	77,933
		TOTAL TRANSPORTATION BY AIR	687,788

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
TRANSPORTATION EQUIPMENT - 2.75%
757	*	Armor Holdings, Inc	$41,506
2,096		Autoliv, Inc	118,571
2,425		Brunswick Corp	80,631
45,602		Ford Motor Co	316,022
4,421		Genuine Parts Co	184,179
3,080		Goodrich Corp	124,093
6,716		Harley-Davidson, Inc	368,641
1,069		Harsco Corp	83,339
4,668		ITT Industries, Inc	231,066
2,694		JLG Industries, Inc	60,615
1,140		Martin Marietta Materials, Inc	103,911
1,840		Oshkosh Truck Corp	87,437
4,250		Paccar, Inc	350,115
3,660	*	Pactiv Corp	90,585
3,261		Textron, Inc	300,599
884		Thor Industries, Inc	42,830
1,998		Trinity Industries, Inc	80,719
1,234	*	TRW Automotive Holdings Corp	33,664
		TOTAL TRANSPORTATION EQUIPMENT	2,698,523

TRANSPORTATION SERVICES - 0.68%
4,476		CH Robinson Worldwide, Inc	238,571
5,451		Expeditors International Washington, Inc	305,311
1,105		GATX Corp	46,963
3,300		Sabre Holdings Corp	72,600
		TOTAL TRANSPORTATION SERVICES	663,445

TRUCKING AND WAREHOUSING - 0.33%
1,361		Con-way, Inc	78,843
2,836		J.B. Hunt Transport Services, Inc	70,645
1,462		Landstar System, Inc	69,050
1,326	*	Swift Transportation Co, Inc	42,114
1,526	*	YRC Worldwide, Inc	64,260
		TOTAL TRUCKING AND WAREHOUSING	324,912

WATER TRANSPORTATION - 0.15%
1,058		Alexander & Baldwin, Inc	46,838
1,275	*	Kirby Corp	50,363
798		Overseas Shipholding Group, Inc	47,202
		TOTAL WATER TRANSPORTATION	144,403

WHOLESALE TRADE-DURABLE GOODS - 1.08%
2,220		Adesa, Inc	49,373
3,008	*	Arrow Electronics, Inc	96,858
1,440		BorgWarner, Inc	93,744
2,886	*	Cytyc Corp	73,189
3,426	*	Ingram Micro, Inc (Class A)	62,113
3,034		Omnicare, Inc	143,872
3,603	*	Patterson Cos, Inc	125,853
1,323		Pool Corp	57,722
822		Reliance Steel & Aluminum Co	68,185
1,459	*	Tech Data Corp	55,894
1,974		W.W. Grainger, Inc	148,504

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,224	*	WESCO International, Inc	$84,456
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,059,763

WHOLESALE TRADE-NONDURABLE GOODS - 0.89%
1,641		Airgas, Inc	61,127
1,493		Brown-Forman Corp (Class B)	106,675
3,495	*	Dean Foods Co	129,979
3,360	*	Endo Pharmaceuticals Holdings, Inc	110,813
2,261	*	Henry Schein, Inc	105,657
11,550		Safeway, Inc	300,300
897	*	Tractor Supply Co	49,577
257		Valhi, Inc	6,309
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	870,437

		TOTAL COMMON STOCKS	98,459,407
		(Cost $79,321,244)

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.25%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.25%
$ 240,000		Federal Home Loan Bank (FHLB) 4.950%, 07/03/06	240,000

		TOTAL SHORT-TERM INVESTMENTS	240,000
		(Cost $239,935)

		TOTAL PORTFOLIO - 100.55%	98,699,407
		(Cost $79,561,179)

		OTHER ASSETS & LIABILITIES, NET - (0.55%)	(538,674)

		NET ASSETS - 100.00%	$98,160,733

	*	Non-income producing
	b	In bankruptcy

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.27%

AMUSEMENT AND RECREATION SERVICES - 0.91%
7,190	*	Bally Technologies, Inc	$118,419
1,350	*	Bally Total Fitness Holding Corp	9,153
3,178	*	Century Casinos, Inc	34,036
2,059		Dover Downs Gaming & Entertainment, Inc	40,439
724	*	Leapfrog Enterprises, Inc	7,312
4,759	*	Life Time Fitness, Inc	220,199
2,618	*	Live Nation, Inc	53,302
5,712	*	Marvel Entertainment, Inc	114,240
995	*	MTR Gaming Group, Inc	9,333
4,657	*	Pinnacle Entertainment, Inc	142,737
4,207	*	WMS Industries, Inc	115,230
3,350		World Wrestling Entertainment, Inc	56,582
		TOTAL AMUSEMENT AND RECREATION SERVICES	920,982

APPAREL AND ACCESSORY STORES - 2.46%
8,574	*	Aeropostale, Inc	247,703
3,686		Bebe Stores, Inc	56,838
1,165		Brown Shoe Co, Inc	39,703
1,313		Buckle, Inc	54,975
1,972	*	Cache, Inc	34,194
7,572	*	Carter's, Inc	200,128
4,818	*	Casual Male Retail Group, Inc	48,421
4,757		Cato Corp (Class A)	122,968
2,408	*	Charlotte Russe Holding, Inc	57,648
9,707	*	Charming Shoppes, Inc	109,107
3,540	*	Children's Place Retail Stores, Inc	212,577
5,581		Christopher & Banks Corp	161,849
989	*	Citi Trends, Inc	42,220
744		DEB Shops, Inc	17,938
7,204	*	Dress Barn, Inc	182,621
2,534	*	DSW, Inc	92,288
6,851	*	HOT Topic, Inc	78,855
2,806	*	JOS A Bank Clothiers, Inc	67,232
3,318	*	New York & Co, Inc	32,417
11,457	*	Pacific Sunwear Of California, Inc	205,424
1,303	*	Payless Shoesource, Inc	35,403
10,583	*	The Wet Seal, Inc	51,645
5,263	*	Too, Inc	202,047
3,255	*	Under Armour, Inc	138,728
		TOTAL APPAREL AND ACCESSORY STORES	2,492,929

APPAREL AND OTHER TEXTILE PRODUCTS - 0.65%
4,820	v*	DHB Industries, Inc	9,254
3,281	*	Guess ?, Inc	136,982
5,210	*	Gymboree Corp	181,100

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,883	*	Maidenform Brands, Inc	$23,217
4,355		Phillips-Van Heusen Corp	166,187
3,852	*	Quiksilver, Inc	46,917
2,062	*	True Religion Apparel, Inc	36,497
3,148	*	Warnaco Group, Inc	58,805
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	658,959

AUTO REPAIR, SERVICES AND PARKING - 0.42%
1,447	*	Amerco, Inc	145,655
2,586	*	Midas, Inc	47,582
1,852		Monro Muffler, Inc	60,301
757	*	Standard Parking Corp	20,500
5,288	*	Wright Express Corp	151,977
		TOTAL AUTO REPAIR, SERVICES AND PARKING	426,015

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.07%
880	*	America's Car-Mart, Inc	17,873
3,788	*	CSK Auto Corp	45,342
218	*	MarineMax, Inc	5,718
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	68,933

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.06%
2,357	*	Builders FirstSource, Inc	47,989
256	*	Central Garden & Pet Co	11,021
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	59,010

BUSINESS SERVICES - 14.12%
7,587	*	24/7 Real Media, Inc	66,614
1,955	*	3D Systems Corp	39,276
6,821		Aaron Rents, Inc	183,348
4,359	*	Acacia Research (Acacia Technologies)	61,288
2,105	*	Access Integrated Technologies, Inc	20,650
7,185	*	Actuate Corp	29,027
3,576		Administaff, Inc	128,057
3,388	*	Advent Software, Inc	122,205
4,903		Advo, Inc	120,663
1,450	*	Agile Software Corp	9,193
321	*	Altiris, Inc	5,791
4,091	*	American Reprographics Co	148,299
4,751	*	AMN Healthcare Services, Inc	96,445
2,570	*	Ansoft Corp	52,634
4,853	*	Ansys, Inc	232,070
11,922	*	aQuantive, Inc	301,984
3,554		Arbitron, Inc	136,225
17,437	*	Art Technology Group, Inc	51,962
1,918	*	Asset Acceptance Capital Corp	37,976
6,072	*	At Road, Inc	33,517
3,667	*	Audible, Inc	33,333
860	*	Avocent Corp	22,575
1,566	*	Bankrate, Inc	59,132
1,090	*	Barrett Business Services	20,002
2,504	*	BearingPoint, Inc	20,958
4,378	*	BISYS Group, Inc	59,979
5,526		Blackbaud, Inc	125,440

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,343	*	Blackboard, Inc	$125,773
2,268	*	Blue Coat Systems, Inc	38,238
314	*	Bottomline Technologies, Inc	2,556
4,144		Brady Corp (Class A)	152,665
3,950	*	CACI International, Inc (Class A)	230,404
4,193		Catalina Marketing Corp	119,333
4,168	*	CBIZ, Inc	30,885
12,415	*	Chordiant Software, Inc	37,617
705	*	Ciber, Inc	4,646
1,279	*	Clayton Holdings, Inc	16,691
1,390	*	Click Commerce, Inc	27,425
23,474	*	CNET Networks, Inc	187,323
6,771	*	Cogent, Inc	102,039
6,722		Cognex Corp	174,974
1,466		Computer Programs & Systems, Inc	58,581
2,456	*	COMSYS IT Partners, Inc	37,135
4,940	*	Concur Technologies, Inc	76,422
4,397	*	Convera Corp	29,548
2,628	*	CoStar Group, Inc	157,233
3,322	*	CSG Systems International, Inc	82,186
4,779	*	Cybersource Corp	55,914
1,669	*	DealerTrack Holdings, Inc	36,902
5,437	*	Digital Insight Corp	186,435
6,157	*	Digital River, Inc	248,681
7,081	*	Eclipsys Corp	128,591
2,820	*	eCollege.com, Inc	59,615
1,938	*	eFunds Corp	42,733
3,277	*	Emageon, Inc	47,811
8,584	*	Epicor Software Corp	90,390
4,479	*	Equinix, Inc	245,718
5,803	*	FalconStor Software, Inc	40,447
1,269	*	Filenet Corp	34,174
945	*	First Advantage Corp	21,981
1,617	*	Forrester Research, Inc	45,244
8,905	*	Gartner, Inc (Class A)	126,451
617	*	Gerber Scientific, Inc	8,027
4,008		Gevity HR, Inc	106,412
4,182	*	Global Cash Access, Inc	65,365
1,795	*	H&E Equipment Services, Inc	52,863
4,143		Healthcare Services Group	86,796
2,178	*	Heartland Payment Systems, Inc	60,723
2,392	*	Heidrick & Struggles International, Inc	80,945
3,232	*	Hudson Highland Group, Inc	34,873
8,407	*	Hypercom Corp	78,605
4,500	*	Hyperion Solutions Corp	124,200
1,475	*	i2 Technologies, Inc	18,688
1,062	*	ICT Group, Inc	26,051
3,133	*	iGate Corp	20,020
3,243	*	IHS, Inc	96,090
2,241	*	Infocrossing, Inc	25,884
13,669	*	Informatica Corp	179,884
2,688	*	Infospace, Inc	60,937
5,110		infoUSA, Inc	52,684
1,009	*	Innovative Solutions & Support, Inc	14,187

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,622		Integral Systems, Inc	$43,518
3,916	*	Intergraph Corp	123,315
47,934	*	Internap Network Services Corp	50,331
695	*	Internet Security Systems, Inc	13,101
3,225	*	Interwoven, Inc	27,671
4,443	*	inVentiv Health, Inc	127,870
7,284	*	Ipass, Inc	40,790
12,433		Jack Henry & Associates, Inc	244,433
803	*	JDA Software Group, Inc	11,266
3,205	*	Jupitermedia Corp	41,665
5,161	*	Kanbay International, Inc	75,041
3,683	*	Keane, Inc	46,038
1,108		Kelly Services, Inc (Class A)	30,104
2,455	*	Kenexa Corp	78,192
4,554	*	Kforce, Inc	70,541
11,113	*	KFX, Inc	169,807
2,279	*	Knot, Inc	47,699
5,305	*	Korn/Ferry International	103,925
4,954	*	Kronos, Inc	179,384
8,539	*	Labor Ready, Inc	193,408
9,348	*	Lionbridge Technologies	51,694
1,215	*	Liquidity Services, Inc	18,918
2,742	*	LoJack Corp	51,714
495	*	Manhattan Associates, Inc	10,044
2,218	*	Mantech International Corp (Class A)	68,447
2,550	*	Mapinfo Corp	33,278
3,399	*	Marchex, Inc	55,846
627	*	Marlin Business Services, Inc	14,145
1,589	*	MicroStrategy, Inc	154,959
5,588	*	Midway Games, Inc	45,207
16,250	*	Move, Inc	89,050
6,143	*	MPS Group, Inc	92,514
3,158	*	MRO Software, Inc	63,381
2,878	*	Neoware, Inc	35,371
1,596	*	Ness Technologies, Inc	17,157
6,253	*	NetFlix, Inc	170,144
3,304	*	Netscout Systems, Inc	29,472
5,710	*	NIC, Inc	41,283
19,666	*	Nuance Communications, Inc	197,840
4,083	*	On Assignment, Inc	37,523
3,455	*	Online Resources Corp	35,725
3,179	*	Open Solutions, Inc	84,593
1,827	*	Opnet Technologies, Inc	23,678
12,815	*	Opsware, Inc	105,596
5,042	*	Packeteer, Inc	57,176
8,815	*	Parametric Technology Corp	112,039
3,297	*	PDF Solutions, Inc	40,916
2,897	*	PeopleSupport, Inc	38,994
2,752	*	Perficient, Inc	34,015
5,317	*	Phase Forward, Inc	61,252
2,484	*	Portfolio Recovery Associates, Inc	113,519
2,235	*	PRA International	49,773
1,713		QAD, Inc	13,276
2,570		Quality Systems, Inc	94,627

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
7,411	*	Quest Software, Inc	$104,050
3,840	*	Radiant Systems, Inc	40,589
1,083	*	Radisys Corp	23,783
12,981	*	RealNetworks, Inc	138,897
8,684	*	Redback Networks, Inc	159,265
1,100		Renaissance Learning, Inc	14,905
3,104	*	Rewards Network, Inc	25,360
2,351	*	RightNow Technologies, Inc	39,215
4,428		Rollins, Inc	86,966
1,877	*	RSA Security, Inc	51,036
12,048	*	Sapient Corp	63,854
483	*	Secure Computing Corp	4,154
942	*	SI International, Inc	28,882
7,280	*	Sitel Corp	28,538
3,149	*	Smith Micro Software, Inc	50,447
4,045	*	Sohu.com, Inc	104,321
39,543	*	Sonus Networks, Inc	195,738
9,466	*	Sotheby's Holdings, Inc (Class A)	248,483
4,928	*	Spherion Corp	44,943
3,028	*	SPSS, Inc	97,320
5,985	*	SRA International, Inc (Class A)	159,381
1,080	*	SSA Global Technologies, Inc	20,930
2,417		Stellent, Inc	23,082
1,650	*	Stratasys, Inc	48,609
744	*	Sybase, Inc	14,434
4,579	*	SYKES Enterprises, Inc	73,997
1,220		Syntel, Inc	24,961
590	*	Take-Two Interactive Software, Inc	6,289
245	*	TAL International Group, Inc	5,905
2,128	*	Taleo Corp	25,089
5,023		Talx Corp	109,853
5,118	*	TeleTech Holdings, Inc	64,794
2,878		TheStreet.com, Inc	36,896
8,075	*	THQ, Inc	174,420
4,426	*	TIBCO Software, Inc	31,203
975	*	TNS, Inc	20,173
4,023	*	TradeStation Group, Inc	50,971
5,886	*	Transaction Systems Architects, Inc	245,387
486	*	Travelzoo, Inc	14,745
6,620	*	Trizetto Group, Inc	97,910
3,681	*	Ultimate Software Group, Inc	70,528
9,778	*	VA Software Corp	37,939
16,051	*	Valueclick, Inc	246,383
3,322	*	Vasco Data Security International	27,739
2,053	*	Verint Systems, Inc	59,927
1,610	*	Vignette Corp	23,474
6,552	*	WebEx Communications, Inc	232,858
2,368	*	webMethods, Inc	23,372
7,528	*	Websense, Inc	154,625
2,737	*	WebSideStory, Inc	33,391
11,806	*	Wind River Systems, Inc	105,073
5,247	*	Witness Systems, Inc	105,832
		TOTAL BUSINESS SERVICES	14,296,819

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
CHEMICALS AND ALLIED PRODUCTS - 8.85%
3,790	*	Acadia Pharmaceuticals, Inc	$31,988
1,220	*	Adams Respiratory Therapeutics, Inc	54,436
2,355	*	Adeza Biomedical Corp	33,017
7,085	*	Adolor Corp	177,196
1,250	*	Advanced Magnetics, Inc	37,775
7,068	*	ADVENTRX Pharmaceuticals, Inc	22,406
1,470	*	Albany Molecular Research, Inc	15,700
4,941	*	Alexion Pharmaceuticals, Inc	178,469
13,932	*	Alkermes, Inc	263,593
5,008	*	Alnylam Pharmaceuticals, Inc	75,521
1,407		Alpharma, Inc (Class A)	33,824
6,992	*	American Oriental Bioengineering, Inc	38,666
2,773		American Vanguard Corp	42,926
2,832	*	Anadys Pharmaceuticals, Inc	8,269
9,333	*	Andrx Corp	216,432
284		Arch Chemicals, Inc	10,238
5,140	*	Arena Pharmaceuticals, Inc	59,521
6,121	*	Array Biopharma, Inc	52,641
5,270	*	Atherogenics, Inc	68,773
3,397	*	Auxilium Pharmaceuticals, Inc	26,429
4,771	*	AVANIR Pharmaceuticals	32,634
7,859	*	AVI BioPharma, Inc	29,471
1,883		Balchem Corp	42,367
633	*	Bentley Pharmaceuticals, Inc	6,938
3,596	*	BioCryst Pharmaceuticals, Inc	51,531
6,216	*	Bioenvision, Inc	33,131
13,367	*	BioMarin Pharmaceuticals, Inc	192,084
1,519	*	Caraco Pharmaceutical Laboratories Ltd	13,899
7,149	*	Cell Genesys, Inc	35,888
1,871	*	Chattem, Inc	56,822
2,805	*	Coley Pharmaceutical Group, Inc	32,398
3,852	*	Combinatorx, Inc	33,859
5,280	*	Connetics Corp	62,093
4,237	*	Conor Medsystems, Inc	116,899
8,503	*	Cubist Pharmaceuticals, Inc	214,106
3,368	*	Cypress Bioscience, Inc	20,679
4,017	*	Cytokinetics, Inc	25,267
3,881		Diagnostic Products Corp	225,758
2,747	*	Digene Corp	106,419
8,690	*	Durect Corp	33,630
3,173	*	Emisphere Technologies, Inc	27,066
9,080	*	Encysive Pharmaceuticals, Inc	62,924
6,853	*	Enzon Pharmaceuticals, Inc	51,672
3,363	*	Genitope Corp	21,254
20,917	*	Genta, Inc	34,304
619		Georgia Gulf Corp	15,487
5,298	*	Geron Corp	36,556
1,772	*	GTx, Inc	16,125
4,495	*	Hana Biosciences, Inc	40,770
9,741	*	Hercules, Inc	148,648
1,575	*	Hi-Tech Pharmacal Co, Inc	26,098
20,316	*	Human Genome Sciences, Inc	217,381
3,868	*	Idenix Pharmaceuticals, Inc	36,359

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
10,737	*	Immucor, Inc	$206,473
6,338	*	Indevus Pharmaceuticals, Inc	34,669
684		Inter Parfums, Inc	11,778
3,966	*	InterMune, Inc	65,241
196	*	Inverness Medical Innovations, Inc	5,533
517		Kronos Worldwide, Inc	15,122
6,042	*	KV Pharmaceutical Co (Class A)	112,744
4,382		MacDermid, Inc	126,202
2,425		Mannatech, Inc	30,579
3,633	*	MannKind Corp	77,419
3,328	*	Martek Biosciences Corp	96,346
18,990	*	Medarex, Inc	182,494
7,690	*	Medicines Co	150,339
8,569		Medicis Pharmaceutical Corp (Class A)	205,656
1,820	*	Medifast, Inc	32,523
3,290		Meridian Bioscience, Inc	82,085
3,214	*	Metabasis Therapeutics, Inc	24,523
12,233	*	MGI Pharma, Inc	263,009
3,385	*	Momenta Pharmaceuticals, Inc	43,023
6,649	*	Myogen, Inc	192,821
3,460	*	Nastech Pharmaceutical Co, Inc	54,668
1,005	*	NBTY, Inc	24,030
4,782	*	Neurocrine Biosciences, Inc	50,689
2,115	*	New River Pharmaceuticals, Inc	60,278
2,697		NewMarket Corp	132,315
700		NL Industries, Inc	7,525
1,544	*	Northfield Laboratories, Inc	15,270
9,623	*	Novavax, Inc	48,500
3,690	*	Noven Pharmaceuticals, Inc	66,051
5,107	*	NPS Pharmaceuticals, Inc	24,922
5,817	*	Nuvelo, Inc	96,853
1,165		Olin Corp	20,888
3,122	*	Omnova Solutions, Inc	17,733
6,403	*	Onyx Pharmaceuticals, Inc	107,762
7,080	*	OraSure Technologies, Inc	67,402
8,913	*	OSI Pharmaceuticals, Inc	293,772
3,361	*	Pacific Ethanol, Inc	77,706
5,565	*	Pain Therapeutics, Inc	46,468
7,893	*	Panacos Pharmaceuticals, Inc	43,569
3,650	*	Par Pharmaceutical Cos, Inc	67,379
4,253	*	Parexel International Corp	122,699
2,094	*	Parlux Fragrances, Inc	20,291
3,578	*	Penwest Pharmaceuticals Co	78,108
27,463	*	Peregrine Pharmaceuticals, Inc	43,666
856		Perrigo Co	13,782
2,938	*	PetMed Express, Inc	32,230
2,785	*	Pharmion Corp	47,429
1,662	*	Pioneer Cos, Inc	45,339
3,850	*	Pozen, Inc	27,104
3,489	*	Progenics Pharmaceuticals, Inc	83,945
4,708	*	Quidel Corp	44,726
2,524	*	Renovis, Inc	38,642
7,071	*	Salix Pharmaceuticals Ltd	86,973
7,202	*	Santarus, Inc	47,893

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,065	*	Sciele Pharma, Inc	$94,267
4,880	*	Serologicals Corp	153,427
6,301	*	Sirna Therapeutics, Inc	35,916
3,681	*	Solexa, Inc	31,289
930	*	Somaxon Pharmaceuticals, Inc	14,517
6,990	*	SuperGen, Inc	25,374
2,480	*	SurModics, Inc	89,553
3,813	*	Tanox, Inc	52,734
4,802		UAP Holding Corp	104,732
3,691	*	United Therapeutics Corp	213,229
1,568	*	USANA Health Sciences, Inc	59,427
14,515		Valeant Pharmaceuticals International	245,594
4,477	*	Viropharma, Inc	38,592
900	*	Visicu, Inc	15,885
5,108	*	WR Grace & Co	59,764
2,572	*	Xenoport, Inc	46,579
5,877	*	Zymogenetics, Inc	111,487
		TOTAL CHEMICALS AND ALLIED PRODUCTS	8,955,889

COAL MINING - 0.44%
8,098	*	Alpha Natural Resources, Inc	158,883
14,872	*	International Coal Group, Inc	106,930
2,608	*	James River Coal Co	69,086
1,200		Penn Virginia Corp	83,856
1,053	*	Westmoreland Coal Co	24,977
		TOTAL COAL MINING	443,732

COMMUNICATIONS - 2.09%
2,514		Anixter International, Inc	119,314
774		Atlantic Tele-Network, Inc	16,122
7,875	*	Brightpoint, Inc	106,549
2,577	*	Cbeyond Communications, Inc	56,204
3,551		Centennial Communications Corp	18,465
1,817		Commonwealth Telephone Enterprises, Inc	60,252
2,165	*	Crown Media Holdings, Inc (Class A)	8,920
1,310	*	Cumulus Media, Inc (Class A)	13,978
23,256	*	Dobson Communications Corp (Class A)	179,769
1,646	*	Emmis Communications Corp (Class A)	25,743
5,781	*	Entravision Communications Corp (Class A)	49,543
1,125	*	Eschelon Telecom, Inc	17,404
8,554	*	First Avenue Networks, Inc	93,068
12,441	*	Foundry Networks, Inc	132,621
4,890	*	General Communication, Inc (Class A)	60,245
3,731	*	InPhonic, Inc	23,505
2,617	*	iPCS, Inc	126,401
7,782	*	j2 Global Communications, Inc	242,954
2,995	*	Lightbridge, Inc	38,785
2,584	*	Lodgenet Entertainment Corp	48,192
4,883	*	Mediacom Communications Corp	30,421
2,424		North Pittsburgh Systems, Inc	66,805
4,470	*	Novatel Wireless, Inc	46,399
1,979	*	NTELOS Holdings Corp	28,597
8,477	*	Pegasus Wireless Corp	75,784
3	v*	RCN Corp Wts	(0)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
138		Salem Communications Corp (Class A)	$1,795
867	*	SAVVIS, Inc	25,672
200		Shenandoah Telecom Co	9,400
7,010		Sinclair Broadcast Group, Inc (Class A)	60,006
3,100	*	Spanish Broadcasting System, Inc (Class A)	15,841
3,191	*	Syniverse Holdings, Inc	46,908
6,139	*	Terremark Worldwide, Inc	22,100
12,002	*	TiVo, Inc	85,814
12,798	*	Ubiquitel, Inc	132,331
2,812	*	Vonage Holdings Corp	24,155
3,712	*	Wireless Facilities, Inc	10,208
		TOTAL COMMUNICATIONS	2,120,270

DEPOSITORY INSTITUTIONS - 3.63%
198		Arrow Financial Corp	5,431
241	*	Bancorp, Inc	6,027
1,800		Bank of the Ozarks, Inc	59,940
156		Camden National Corp	6,224
586		Capital Corp of the West	18,752
85		Capitol Bancorp Ltd	3,311
2,795		Cardinal Financial Corp	32,478
3,456		Cascade Bancorp	98,531
607		Cass Information Systems, Inc	29,555
651		Cathay General Bancorp	23,683
1,331		Center Financial Corp	31,465
693		Charter Financial Corp	27,346
381		City Bank	17,777
1,666		Coastal Financial Corp	21,725
2,390		CoBiz, Inc	53,823
464		Columbia Bancorp	11,632
1,830		Commercial Capital Bancorp, Inc	28,823
107	*	Community Bancorp	3,326
663		Community Bancorp, Inc	28,052
6,138		CVB Financial Corp	96,121
1,508	*	Dollar Financial Corp	27,144
1,285		Enterprise Financial Services Corp	32,703
5,493	*	Euronet Worldwide, Inc	210,766
1,022		Fidelity Bankshares, Inc	32,520
1,804		First Busey Corp (Class A)	36,928
349	*	First Regional Bancorp	30,712
387		First Republic Bank	17,725
1,256		First South Bancorp, Inc	42,993
259		First State Bancorporation	6,159
5,286		Fremont General Corp	98,108
1,028		Frontier Financial Corp	34,942
730		Glacier Bancorp, Inc	21,367
1,879		Hancock Holding Co	105,224
416		Harbor Florida Bancshares, Inc	15,450
1,106		Heritage Commerce Corp	27,418
566		International Bancshares Corp	15,554
186	*	Intervest Bancshares Corp	7,533
616	*	Investors Bancorp, Inc	8,347
321		Lakeland Financial Corp	7,797
314		Macatawa Bank Corp	7,344

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
275		MB Financial, Inc	$9,724
336		Mercantile Bank Corp	13,390
453		Midwest Banc Holdings, Inc	10,079
2,017		Nara Bancorp, Inc	37,819
7,520	*	Net 1 UEPS Technologies, Inc	205,672
8,099		NewAlliance Bancshares, Inc	115,897
261	*	Northern Empire Bancshares	6,264
269		Old Second Bancorp, Inc	8,339
704		Pacific Capital Bancorp	21,908
919		PFF Bancorp, Inc	30,474
1,694	*	Pinnacle Financial Partners, Inc	51,548
779		Placer Sierra Bancshares	18,065
638		Preferred Bank	34,203
1,304		Premierwest Bancorp	18,817
2,765		PrivateBancorp, Inc	114,499
333	*	QC Holdings, Inc	4,499
503		S.Y. Bancorp, Inc	13,822
1,370		Seacoast Banking Corp of Florida	36,483
858		Sierra Bancorp	22,497
4,568	*	Signature Bank	147,912
1,210		Smithtown Bancorp, Inc	29,234
1,024		Sound Federal Bancorp, Inc	21,289
266		Southside Bancshares, Inc	5,937
1,678		Suffolk Bancorp	54,955
577		Summit Bancshares, Inc	12,238
2,397	*	Superior Bancorp	26,367
5,525	*	SVB Financial Group	251,167
3,581	*	Texas Capital Bancshares, Inc	83,437
871		Texas Regional Bancshares, Inc (Class A)	33,028
501		Trico Bancshares	13,717
11,774		Trustco Bank Corp NY	129,749
11,532		UCBH Holdings, Inc	190,739
660		United Community Banks, Inc	20,090
1,163		United Security Bancshares	24,877
683		USB Holding Co, Inc	15,368
1,338		Vineyard National Bancorp	35,992
2,265	*	Virginia Commerce Bancorp	54,134
252	*	Wauwatosa Holdings, Inc	4,299
2,350		West Bancorporation, Inc	43,882
2,095		Westamerica Bancorporation	102,592
2,016	*	Western Alliance Bancorp	70,116
359		Westfield Financial, Inc	10,411
2,198		Wilshire Bancorp, Inc	39,608
1,551		Wintrust Financial Corp	78,868
237		Yardville National Bancorp	8,468
		TOTAL DEPOSITORY INSTITUTIONS	3,673,229

EATING AND DRINKING PLACES - 2.15%
9,629	*	Applebees International, Inc	185,069
2,318	*	BJ's Restaurants, Inc	51,784
1,040		Buffalo Wild Wings, Inc	39,842
3,089	*	California Pizza Kitchen, Inc	84,886
2,975	*	CEC Entertainment, Inc	95,557
1,233	*	Chipotle Mexican Grill, Inc	75,151

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
9,260		CKE Restaurants, Inc	$153,809
5,381	*	Cosi, Inc	33,524
14,406	*	Denny's Corp	53,158
750	*	IHOP Corp	36,060
4,262	*	Krispy Kreme Doughnuts, Inc	34,693
1,650		McCormick & Schmick's Seafood Restaurants, Inc	39,270
643	*	Morton's Restaurant Group, Inc	9,851
2,441	*	Papa John's International, Inc	81,041
4,120	*	PF Chang's China Bistro, Inc	156,642
4,602	*	Rare Hospitality International, Inc	132,353
2,577	*	Red Robin Gourmet Burgers, Inc	109,677
8,553	*	Ruby Tuesday, Inc	208,779
2,731		Ruth's Chris Steak House, Inc	55,767
13,386	*	Sonic Corp	278,295
8,130	*	Texas Roadhouse, Inc (Class A)	109,918
9,616		Triarc Cos (Class B)	150,298
		TOTAL EATING AND DRINKING PLACES	2,175,424

EDUCATIONAL SERVICES - 0.70%
13,301	*	Corinthian Colleges, Inc	191,002
9,545	*	DeVry, Inc	209,704
600	*	Lincoln Educational Services Corp	10,254
2,274		Strayer Education, Inc	220,851
3,575	*	Universal Technical Institute, Inc	78,721
		TOTAL EDUCATIONAL SERVICES	710,532

ELECTRIC, GAS, AND SANITARY SERVICES - 0.62%
2,440		American Ecology Corp	64,660
3,203	*	Casella Waste Systems, Inc (Class A)	41,927
2,501	*	Clean Harbors, Inc	100,815
1,380		Crosstex Energy, Inc	131,210
1,832		ITC Holdings Corp	48,695
1,145		Markwest Hydrocarbon, Inc	28,339
1,211		Ormat Technologies, Inc	46,200
2,455	*	Pike Electric Corp	47,283
11,325	*	Plug Power, Inc	52,888
1,816	*	Waste Connections, Inc	66,102
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	628,119

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.44%
7,032		Acuity Brands, Inc	273,615
6,785		Adtran, Inc	152,188
5,762	*	Advanced Analogic Technologies, Inc	60,386
4,380	*	Advanced Energy Industries, Inc	57,991
1,770	*	Aeroflex, Inc	20,656
5,190	*	American Superconductor Corp	45,828
3,792	*	AMIS Holdings, Inc	37,920
16,019	*	Amkor Technology, Inc	151,540
7,384	*	Anadigics, Inc	49,620
9,048	*	Arris Group, Inc	118,710
8,082	*	Atheros Communications, Inc	153,235
4,144	*	ATMI, Inc	102,025
25,757	*	Avanex Corp	45,332
2,601		Baldor Electric Co	81,385

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,202	*	Benchmark Electronics, Inc	$53,112
28,197	*	Brocade Communications Systems, Inc	173,130
16,092	*	Capstone Turbine Corp	36,690
783	*	Carrier Access Corp	6,475
4,782	*	C-COR, Inc	36,917
4,202	*	Ceradyne, Inc	207,957
4,245	*	China BAK Battery, Inc	36,125
2,093	*	Color Kinetics, Inc	39,579
3,608	*	Comtech Telecommunications Corp	105,606
66,239	*	Conexant Systems, Inc	165,598
1,105	*	CPI International, Inc	16,023
2,815		CTS Corp	41,915
3,095	*	Diodes, Inc	128,257
1,150	*	Directed Electronics, Inc	15,088
726	*	DSP Group, Inc	18,041
2,194	*	DTS, Inc	42,739
6,135	*	Emcore Corp	58,896
1,612	*	EMS Technologies, Inc	28,968
6,114	*	Energy Conversion Devices, Inc	222,733
10,467	*	Evergreen Solar, Inc	135,862
2,095	*	Exar Corp	27,801
35,645	*	Finisar Corp	116,559
3,493		Franklin Electric Co, Inc	180,378
836	*	FuelCell Energy, Inc	8,009
38,516	*	Gemstar-TV Guide International, Inc	135,576
3,885	*	Genlyte Group, Inc	281,391
7,086	*	GrafTech International Ltd	41,099
866	*	Greatbatch, Inc	20,438
10,855	*	Harmonic, Inc	48,630
14,618	*	Hexcel Corp	229,649
2,036	*	Hittite Microwave Corp	73,622
1,733	*	ID Systems, Inc	30,726
3,217	*	Ikanos Communications, Inc	48,866
8,530	*	Interdigital Communications Corp	297,782
6,811	*	International DisplayWorks, Inc	35,417
601		Inter-Tel, Inc	12,657
6,350	*	InterVoice, Inc	45,212
1,787	*	iRobot Corp	44,461
3,939	*	IXYS Corp	37,814
2,173	*	Lamson & Sessions Co	61,626
1,732	*	Littelfuse, Inc	59,546
7,597	*	Mattson Technology, Inc	74,223
2,248	*	Maxwell Technologies, Inc	44,128
3,219	*	Medis Technologies Ltd	65,281
930	*	Mercury Computer Systems, Inc	14,313
1,631	*	Metrologic Instruments, Inc	24,481
11,367	*	Micrel, Inc	113,784
11,076	*	Microsemi Corp	270,033
8,350	*	Microtune, Inc	52,271
17,241	*	Mindspeed Technologies, Inc	41,551
3,965	*	MIPS Technologies, Inc	24,068
4,498	*	Mobility Electronics, Inc	32,655
3,048	*	Monolithic Power Systems, Inc	36,058
3,533	*	MoSys, Inc	27,628

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,305	*	Multi-Fineline Electronix, Inc	$43,313
2,494	*	Netlogic Microsystems, Inc	80,431
8,277	*	Omnivision Technologies, Inc	174,810
22,444	*	ON Semiconductor Corp	131,971
14,594	*	Openwave Systems, Inc	168,415
687	*	OSI Systems, Inc	12,208
295		Park Electrochemical Corp	7,596
2,952	*	Parkervision, Inc	26,863
1,842	*	Pericom Semiconductor Corp	15,289
4,080		Plantronics, Inc	90,617
7,163	*	Plexus Corp	245,046
3,919	*	PLX Technology, Inc	47,890
6,472	*	Polycom, Inc	141,866
1,784	*	Portalplayer, Inc	17,501
4,061	*	Power Integrations, Inc	70,986
2,623	*	Power-One, Inc	17,312
2,818	*	Radyne Corp	32,069
2,430		Raven Industries, Inc	76,545
2,585		Regal-Beloit Corp	114,128
25,003	*	RF Micro Devices, Inc	149,268
2,730	*	Rogers Corp	153,808
11,522	*	Semtech Corp	166,493
12,464	*	Silicon Image, Inc	134,362
5,234	*	Silicon Storage Technology, Inc	21,250
3,889	*	Sirenza Microdevices, Inc	47,212
5,583	*	Skyworks Solutions, Inc	30,762
1,017	*	Standard Microsystems Corp	22,201
15,051	*	Stratex Networks, Inc	51,023
1,605	*	Sunpower Corp	44,972
1,878	*	Supertex, Inc	75,007
1,352	*	Symmetricom, Inc	9,559
3,915	*	Synaptics, Inc	83,781
7,798	*	Tekelec	96,305
7,098	*	Tessera Technologies, Inc	195,195
30,643	*	Transmeta Corp	49,642
19,852	*	Transwitch Corp	41,888
8,941	*	Trident Microsystems, Inc	169,700
5,691	*	TTM Technologies, Inc	82,349
2,581	*	Universal Display Corp	34,353
1,949	*	Universal Electronics, Inc	34,517
9,275	*	Utstarcom, Inc	72,252
7,732	*	Varian Semiconductor Equipment Associates, Inc	252,140
3,300	*	Viasat, Inc	84,744
3,040		Vicor Corp	50,373
2,185	*	Virage Logic Corp	20,517
2,933	*	Volterra Semiconductor Corp	44,758
8,376	*	Zhone Technologies, Inc	17,087
2,215	*	Zoltek Cos, Inc	66,206
6,756	*	Zoran Corp	164,441
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	9,558,896

ENGINEERING AND MANAGEMENT SERVICES - 3.41%
3,005	*	Advisory Board Co	144,510
6,188	*	Ariad Pharmaceuticals, Inc	27,908

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
449		CDI Corp	$13,021
1,661	*	CRA International, Inc	74,978
7,054	*	CV Therapeutics, Inc	98,544
7,598	*	deCODE genetics, Inc	47,032
4,200	*	DiamondCluster International, Inc	33,264
14,019	*	Digitas, Inc	162,901
4,767	*	Diversa Corp	46,049
7,630	*	eResearch Technology, Inc	69,433
3,026	*	Essex Corp	55,739
13,051	*	Exelixis, Inc	131,163
3,380	*	First Consulting Group, Inc	29,879
2,760	*	Harris Interactive, Inc	15,732
2,725	*	Huron Consulting Group, Inc	95,620
10,226	*	ICOS Corp	224,870
7,451	*	Incyte Corp	34,275
11,421	*	Isis Pharmaceuticals, Inc	69,097
1,920	*	Kendle International, Inc	70,522
4,533	*	Keryx Biopharmaceuticals, Inc	64,369
810		Landauer, Inc	38,799
3,001	*	LECG Corp	55,428
9,546	*	Lexicon Genetics, Inc	41,907
5,247	*	Lifecell Corp	162,237
5,005	*	Luminex Corp	87,037
22,710	*	Monogram Biosciences, Inc	44,966
1,158	*	MTC Technologies, Inc	27,363
6,108	*	Myriad Genetics, Inc	154,227
6,253	*	Navigant Consulting, Inc	141,630
4,252	*	Omnicell, Inc	58,763
5,238	*	Per-Se Technologies, Inc	131,893
7,132	*	Regeneron Pharmaceuticals, Inc	91,432
21,640	*	Rentech, Inc	100,626
7,387	*	Resources Connection, Inc	184,823
1,174	*	Rigel Pharmaceuticals, Inc	11,423
4,093	*	Sangamo Biosciences, Inc	24,149
4,667	*	Senomyx, Inc	67,345
5,282	*	Symyx Technologies, Inc	127,560
1,692	*	Tejon Ranch Co	69,643
8,105	*	Telik, Inc	133,732
5,564	*	Tetra Tech, Inc	98,705
2,840	*	Trimeris, Inc	32,632
1,567		Watson Wyatt & Co Holdings	55,064
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,450,290

ENVIRONMENTAL QUALITY AND HOUSING - 0.04%
5,895	*	Home Solutions of America, Inc	36,372
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	36,372

FABRICATED METAL PRODUCTS - 1.21%
1,845		Dynamic Materials Corp	62,232
1,280		Gulf Island Fabrication, Inc	25,651
2,181		Insteel Industries, Inc	52,780
6,405	*	Jacuzzi Brands, Inc	56,364
2,082	*	Ladish Co, Inc	78,012
1,452		Lifetime Brands, Inc	31,465

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,232	*	Mobile Mini, Inc	$153,088
3,495	*	Mueller Water Products, Inc	60,848
3,204	*	NCI Building Systems, Inc	170,357
2,178		Silgan Holdings, Inc	80,608
5,274		Simpson Manufacturing Co, Inc	190,128
4,571	*	Smith & Wesson Holding Corp	37,574
9,528	*	Taser International, Inc	75,366
2,622		Valmont Industries, Inc	121,897
899		Watts Water Technologies, Inc (Class A)	30,161
		TOTAL FABRICATED METAL PRODUCTS	1,226,531

FOOD AND KINDRED PRODUCTS - 0.81%
860	*	Altus Pharmaceuticals, Inc	15,867
1,110	*	Boston Beer Co, Inc (Class A)	32,512
661		Coca-Cola Bottling Co Consolidated	33,559
10,830	*	Darling International, Inc	49,060
1,835		Diamond Foods, Inc	29,488
4,444		Flowers Foods, Inc	127,276
1,054		J&J Snack Foods Corp	34,856
3,465	*	Jones Soda Co	31,185
2,696		Lancaster Colony Corp	106,411
1,871		Lance, Inc	43,070
1,494		MGP Ingredients, Inc	34,691
1,281		National Beverage Corp	18,382
2,170	*	Peet's Coffee & Tea, Inc	65,512
328	*	Ralcorp Holdings, Inc	13,950
2,249		Reddy Ice Holdings, Inc	45,767
4,869		Tootsie Roll Industries, Inc	141,834
		TOTAL FOOD AND KINDRED PRODUCTS	823,420

FOOD STORES - 0.30%
198		Arden Group, Inc (Class A)	22,408
3,254	*	Pantry, Inc	187,235
809	*	Pathmark Stores, Inc	7,613
4,439	*	Wild Oats Markets, Inc	87,004
		TOTAL FOOD STORES	304,260

FURNITURE AND FIXTURES - 1.09%
12,127	*	BE Aerospace, Inc	277,223
1,027		Ethan Allen Interiors, Inc	37,537
10,314		Herman Miller, Inc	265,792
7,484	*	Interface, Inc (Class A)	85,692
1,456		Kimball International, Inc (Class B)	28,698
1,236		Sealy Corp	16,402
8,509	*	Select Comfort Corp	195,452
7,809	*	Tempur-Pedic International, Inc	105,500
4,365	*	Williams Scotsman International, Inc	95,332
		TOTAL FURNITURE AND FIXTURES	1,107,628

FURNITURE AND HOMEFURNISHINGS STORES - 0.35%
4,091	*	Guitar Center, Inc	181,927
5,148		Knoll, Inc	94,517
4,210	*	Restoration Hardware, Inc	30,228
3,575		Tuesday Morning Corp	47,011
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	353,683

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
GENERAL BUILDING CONTRACTORS - 0.32%
213		Amrep Corp	$11,570
765		Brookfield Homes Corp	25,207
373	*	Cavco Industries, Inc	16,576
2,137	*	Hovnanian Enterprises, Inc (Class A)	64,281
195		M/I Homes, Inc	6,841
3,434		McGrath RentCorp	95,500
410	*	Palm Harbor Homes, Inc	7,212
3,055	*	Perini Corp	68,738
994	*	Team, Inc	24,900
		TOTAL GENERAL BUILDING CONTRACTORS	320,825

GENERAL MERCHANDISE STORES - 0.14%
319	*	Cabela's, Inc	6,144
642		Casey's General Stores, Inc	16,056
1,015	*	Conn's, Inc	26,948
3,155	*	Retail Ventures, Inc	56,222
2,269		Stein Mart, Inc	33,581
		TOTAL GENERAL MERCHANDISE STORES	138,951

HEALTH SERVICES - 2.35%
1,869	*	Alliance Imaging, Inc	11,962
2,468	*	Amedisys, Inc	93,537
5,529	*	American Retirement Corp	181,185
2,922	*	Amsurg Corp	66,475
676	*	Apria Healthcare Group, Inc	12,776
1,521	*	Bio-Reference Labs, Inc	33,097
366	*	Corvel Corp	9,150
775	*	Cross Country Healthcare, Inc	14,097
472	*	Emeritus Corp	8,850
4,004	*	Enzo Biochem, Inc	60,380
4,946	*	Five Star Quality Care, Inc	54,752
1,952	*	Genomic Health, Inc	22,975
2,319	*	Gentiva Health Services, Inc	37,174
5,405	*	Healthways, Inc	284,519
4,107	*	Hythiam, Inc	28,626
3,185		LCA-Vision, Inc	168,518
1,718	*	LHC Group, Inc	34,223
750	*	Magellan Health Services, Inc	33,982
3,137	*	Matria Healthcare, Inc	67,195
420	*	Medcath Corp	7,913
827		National Healthcare Corp	36,843
13,934	*	Nektar Therapeutics	255,550
790	*	Nighthawk Radiology Holdings, Inc	14,173
4,377	*	Odyssey HealthCare, Inc	76,904
409		Option Care, Inc	4,900
8,289	*	Psychiatric Solutions, Inc	237,563
1,924	*	Radiation Therapy Services, Inc	51,775
3,668	*	Stereotaxis, Inc	39,578
3,625	*	Sun Healthcare Group, Inc	31,501
5,339	*	Sunrise Senior Living, Inc	147,623
1,495	*	Symbion, Inc	31,036

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
6,915	*	United Surgical Partners International, Inc	$207,934
848	*	VistaCare, Inc (Class A)	10,261
		TOTAL HEALTH SERVICES	2,377,027

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.14%
1,520		Granite Construction, Inc	68,810
3,268	*	Matrix Service Co	37,386
1,192	*	Sterling Construction Co, Inc	32,899
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	139,095

HOLDING AND OTHER INVESTMENT OFFICES - 4.07%
4,976		Acadia Realty Trust	117,682
307	*	Alexander's, Inc	83,430
740		Alexandria Real Estate Equities, Inc	65,623
947		Cherokee, Inc	39,168
5,222		Corporate Office Properties Trust	219,742
5,906		Cousins Properties, Inc	182,673
2,883		Digital Realty Trust, Inc	71,181
3,154		EastGroup Properties, Inc	147,229
482	*	Enstar Group, Inc	44,436
3,016		Equity Lifestyle Properties, Inc	132,191
1,765		FelCor Lodging Trust, Inc	38,371
2,668		Getty Realty Corp	75,878
1,113		Gladstone Investment Corp	16,695
5,688		Glimcher Realty Trust	141,119
2,737		Harris & Harris Group, Inc	30,216
4,668		Home Properties, Inc	259,121
907		Inland Real Estate Corp	13,496
20,000		iShares Russell 2000 Growth Index Fund	1,470,200
1,422		JER Investors Trust, Inc	22,112
872		Maguire Properties, Inc	30,668
925		Mid-America Apartment Communities, Inc	51,569
8,848		Mills Corp	236,684
2,106		Omega Healthcare Investors, Inc	27,841
490		PS Business Parks, Inc	28,910
360		Resource Capital Corp	4,633
1,709		Saul Centers, Inc	69,693
298		Sovran Self Storage, Inc	15,135
2,713		Sun Communities, Inc	88,254
4,861		Tanger Factory Outlet Centers, Inc	157,351
6,587		Washington Real Estate Investment Trust	241,743
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,123,044

HOTELS AND OTHER LODGING PLACES - 0.42%
1,177		Ameristar Casinos, Inc	22,893
1,467	*	Aztar Corp	76,225
2,455	*	Isle of Capri Casinos, Inc	62,971
1,630	*	Monarch Casino & Resort, Inc	45,836
2,820	*	Morgans Hotel Group Co	43,879
820	*	Riviera Holdings Corp	16,564
4,167	*	Vail Resorts, Inc	154,596
		TOTAL HOTELS AND OTHER LODGING PLACES	422,964

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 4.46%
1,420		Aaon, Inc	$36,437
4,230		Actuant Corp	211,289
2,765		Albany International Corp (Class A)	117,208
2,143	*	Allis-Chalmers Energy, Inc	29,123
2,553	*	Astec Industries, Inc	87,108
3,271	*	ASV, Inc	75,364
4,890	*	Asyst Technologies, Inc	36,822
921	*	Basin Water, Inc	9,228
3,300	*	Blount International, Inc	39,666
4,942		Bucyrus International, Inc (Class A)	249,571
12,400	*	Cirrus Logic, Inc	100,936
2,867	*	Columbus McKinnon Corp	62,329
516		Curtiss-Wright Corp	15,934
5,756	*	Cymer, Inc	267,424
1,734	*	Dril-Quip, Inc	142,951
4,127	*	Emulex Corp	67,146
2,518	*	ENGlobal Corp	19,615
2,307	*	Entegris, Inc	21,986
1,872	*	Fargo Electronics, Inc	47,530
2,026	*	Flanders Corp	20,321
5,476	*	Flow International Corp	77,047
4,178	*	Gateway, Inc	7,938
545	*	Gehl Co	13,914
1,139	*	Global Imaging Systems, Inc	47,018
2,405	*	Goodman Global, Inc	36,508
2,823	*	Hydril	221,662
7,706	*	Intermec, Inc	176,776
3,264	*	Intevac, Inc	70,763
4,408		Kaydon Corp	164,462
3,634	*	Komag, Inc	167,818
1,596	*	LB Foster Co	38,735
322		Lindsay Manufacturing Co	8,733
2,317		Lufkin Industries, Inc	137,699
6,079	*	Micros Systems, Inc	265,531
1,045	*	Middleby Corp	90,455
2,289	*	NATCO Group, Inc	92,018
5,021	*	Netgear, Inc	108,705
388		NN, Inc	4,792
3,981		Nordson Corp	195,786
4,098	*	Oil States International, Inc	140,479
831	*	Palm, Inc	13,379
4,336	*	Rackable Systems, Inc	171,229
3,201	*	RBC Bearings, Inc	72,663
1,242		Sauer-Danfoss, Inc	31,572
3,831	*	Scansource, Inc	112,325
493	*	Semitool, Inc	4,447
3,561	*	Sigma Designs, Inc	33,580
206		Tennant Co	10,358
1,904	*	TurboChef Technologies, Inc	21,172
3,470	*	Ultratech, Inc	54,618
4,363		Watsco, Inc	260,995
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,511,165

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
INSTRUMENTS AND RELATED PRODUCTS - 8.50%
3,125	*	Abaxis, Inc	$69,906
3,658	*	Abiomed, Inc	47,444
1,550	*	ADE Corp	50,360
10,566	*	Affymetrix, Inc	270,490
8,935	*	Align Technology, Inc	66,030
10,865	*	American Medical Systems Holdings, Inc	180,902
1,426	*	American Science & Engineering, Inc	82,594
1,227		Analogic Corp	57,190
382	*	Anaren, Inc	7,827
1,917	*	Angiodynamics, Inc	51,855
1,961	*	Argon ST, Inc	52,221
3,496		Arrow International, Inc	114,914
4,094	*	Arthrocare Corp	171,989
2,554	*	Aspect Medical Systems, Inc	44,542
1,535		Badger Meter, Inc	41,445
2,372	*	Biosite, Inc	108,306
5,867	*	Bruker BioSciences Corp	31,447
3,560	*	Candela Corp	56,462
8,140	*	Cepheid, Inc	79,039
4,346	*	Cerus Corp	30,987
2,083		CNS, Inc	51,034
2,773	*	Coherent, Inc	93,533
3,345	*	Cyberonics, Inc	71,315
107		Datascope Corp	3,300
5,764	*	Depomed, Inc	33,835
2,632	*	DexCom, Inc	35,743
3,180	*	Dionex Corp	173,819
3,566	*	DJ Orthopedics, Inc	131,336
273	*	DXP Enterprises, Inc	8,482
703	*	Eagle Test Systems, Inc	9,856
5,387	*	Encore Medical Corp	25,911
4,038	*	ESCO Technologies, Inc	215,831
1,465	*	Esterline Technologies Corp	60,929
2,586	*	ev3, Inc	38,299
1,294	*	Excel Technology, Inc	38,716
3,731	*	FEI Co	84,619
10,825	*	Flir Systems, Inc	238,800
7,169	*	Formfactor, Inc	319,952
2,943	*	Fossil, Inc	53,003
2,920	*	Foxhollow Technologies, Inc	79,774
4,077	*	Haemonetics Corp	189,621
187	*	Herley Industries, Inc	2,096
7,140	*	Hologic, Inc	352,430
888	*	ICU Medical, Inc	37,509
3,660	*	I-Flow Corp	39,601
3,610	*	II-VI, Inc	66,063
6,533	*	Illumina, Inc	193,769
3,053	*	Input/Output, Inc	28,851
3,019	*	Integra LifeSciences Holdings Corp	117,167
6,580	*	Intermagnetics General Corp	177,528
3,353	*	Intralase Corp	56,129
4,775	*	Ionatron, Inc	30,321
2,737	*	IRIS International, Inc	36,019
3,972	*	Itron, Inc	235,381

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
6,323	*	Ixia	$56,907
659	*	Kensey Nash Corp	19,441
9,364	*	Kopin Corp	33,804
6,926	*	Kyphon, Inc	265,681
3,080	*	Laserscope	94,895
9,670	*	LTX Corp	67,787
2,165	*	Measurement Specialties, Inc	48,215
447	*	Medical Action Industries, Inc	9,874
6,036		Mentor Corp	262,566
3,036		Mine Safety Appliances Co	122,047
2,331	*	Molecular Devices Corp	71,235
2,506		MTS Systems Corp	99,012
2,914	*	Natus Medical, Inc	28,819
1,952	*	Neurometrix, Inc	59,458
942	*	Nextest Systems Corp	15,270
1,376	*	Northstar Neuroscience, Inc	14,283
5,188	*	NuVasive, Inc	94,577
1,900	*	NxStage Medical, Inc	16,587
1,401		Oakley, Inc	23,607
616	*	OYO Geospace Corp	35,180
2,726	*	Palomar Medical Technologies, Inc	124,387
1,624	*	Photon Dynamics, Inc	20,332
3,670		PolyMedica Corp	131,973
6,043	*	RAE Systems, Inc	24,172
2,258	*	Rofin-Sinar Technologies, Inc	129,767
679	*	Rudolph Technologies, Inc	9,846
8,039	*	Sirf Technology Holdings, Inc	259,017
2,618		Sirona Dental Systems, Inc	103,725
3,802	*	Sonic Solutions, Inc	62,733
2,510	*	SonoSite, Inc	97,990
4,789	*	Spectranetics Corp	51,338
4,627	*	Symmetry Medical, Inc	71,256
4,571	*	Teledyne Technologies, Inc	149,746
8,479	*	ThermoGenesis Corp	34,933
7,361	*	Thoratec Corp	102,097
5,180	*	TriPath Imaging, Inc	34,292
1,532		United Industrial Corp	69,323
1,603	*	Varian, Inc	66,541
4,386	*	Veeco Instruments, Inc	104,562
4,558	*	Ventana Medical Systems, Inc	215,046
3,251	*	Viasys Healthcare, Inc	83,226
566	*	Viisage Technology, Inc	8,581
2,046	*	Vital Images, Inc	50,536
938		Vital Signs, Inc	46,459
4,779	*	Wright Medical Group, Inc	100,024
1,472		X-Rite, Inc	16,177
752		Young Innovations, Inc	26,493
893	*	Zoll Medical Corp	29,255
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	8,609,594

INSURANCE AGENTS, BROKERS AND SERVICE - 0.24%
300		Clark, Inc	3,960
463		Hilb Rogal & Hobbs Co	17,256
4,901		National Financial Partners Corp	217,163
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	238,379

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
INSURANCE CARRIERS - 0.56%
624		21st Century Insurance Group	$8,986
1,485	*	AMERIGROUP Corp	46,094
6,723	*	Centene Corp	158,192
1,511	*	First Acceptance Corp	17,800
4,254	*	HealthExtras, Inc	128,556
2,240	*	Healthspring, Inc	42,000
946	*	Molina Healthcare, Inc	35,995
1,550		National Interstate Corp	42,036
100		Safety Insurance Group, Inc	4,755
2,637		Tower Group, Inc	79,769
		TOTAL INSURANCE CARRIERS	564,183

JUSTICE, PUBLIC ORDER AND SAFETY - 0.07%
2,032	*	Geo Group, Inc	71,222
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	71,222

LEATHER AND LEATHER PRODUCTS - 0.44%
1,552	*	CROCS, Inc	39,033
507	*	Genesco, Inc	17,172
5,492	*	Iconix Brand Group, Inc	89,739
3,260		Steven Madden Ltd	96,561
4,033	*	Timberland Co (Class A)	105,261
4,359		Wolverine World Wide, Inc	101,695
		TOTAL LEATHER AND LEATHER PRODUCTS	449,461

LEGAL SERVICES - 0.15%
3,480	*	FTI Consulting, Inc	93,160
1,569		Pre-Paid Legal Services, Inc	54,130
		TOTAL LEGAL SERVICES	147,290

LUMBER AND WOOD PRODUCTS - 0.29%
1,780		American Woodmark Corp	62,371
11,836	*	Champion Enterprises, Inc	130,669
1,540		Deltic Timber Corp	86,810
275		Universal Forest Products, Inc	17,251
		TOTAL LUMBER AND WOOD PRODUCTS	297,101

METAL MINING - 0.51%
1,251		Cleveland-Cliffs, Inc	99,192
43,831	*	Coeur d'Alene Mines Corp	210,827
17,842	*	Hecla Mining Co	93,670
1,552		Royal Gold, Inc	43,177
5,263	*	Stillwater Mining Co	66,735
		TOTAL METAL MINING	513,601

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.68%
6,075		Daktronics, Inc	175,385
13,737	*	Identix, Inc	96,022
1,213		Marine Products Corp	11,802
3,941		Nautilus, Inc	61,913
5,056	*	Progressive Gaming International Corp	39,437

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
241	*	RC2 Corp	$9,317
5,544	*	Shuffle Master, Inc	181,732
4,481		Yankee Candle Co, Inc	112,070
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	687,678

MISCELLANEOUS RETAIL - 1.71%
3,970	*	1-800-FLOWERS.COM, Inc (Class A)	22,907
1,381	*	AC Moore Arts & Crafts, Inc	22,524
2,879		Big 5 Sporting Goods Corp	56,141
2,337	*	Blue Nile, Inc	75,158
2,287	*	Build-A-Bear Workshop, Inc	49,193
2,425		Cash America International, Inc	77,600
7,996	*	CKX, Inc	108,506
1,884	*	dELiA*s, Inc	15,223
11,339	*	Drugstore.com, Inc	32,883
1,852	*	Ezcorp, Inc	69,802
6,132	*	GSI Commerce, Inc	82,966
5,576	*	Hibbett Sporting Goods, Inc	133,266
4,366		Longs Drug Stores Corp	199,177
1,639	*	Overstock.com, Inc	34,845
9,065	*	Petco Animal Supplies, Inc	185,198
3,903	*	Priceline.com, Inc	116,544
1,149	*	Sportsman's Guide, Inc	35,044
2,921	*	Stamps.com, Inc	81,262
4,517	*	Valuevision International, Inc (Class A)	49,823
4,246		World Fuel Services Corp	194,000
2,257	*	Zumiez, Inc	84,795
		TOTAL MISCELLANEOUS RETAIL	1,726,857

MOTION PICTURES - 0.34%
621	*	Avid Technology, Inc	20,698
2,537	*	Gaiam, Inc	35,569
6,979	*	Macrovision Corp	150,188
9,356	*	Time Warner Telecom, Inc (Class A)	138,937
		TOTAL MOTION PICTURES	345,392

NONDEPOSITORY INSTITUTIONS - 0.73%
10,683		Advance America Cash Advance Centers, Inc	187,380
352		Advanta Corp (Class B)	12,654
1,841		Asta Funding, Inc	68,945
2,521	*	CompuCredit Corp	96,907
1,524	*	Credit Acceptance Corp	41,361
3,187		Doral Financial Corp	20,429
4,368	*	First Cash Financial Services, Inc	86,268
5,057	*	INVESTools, Inc	40,153
1,170	*	Penson Worldwide, Inc	20,136
1,549		Technology Investment Capital Corp	22,693
1,606	*	United PanAm Financial Corp	48,822
2,699	*	World Acceptance Corp	95,868
		TOTAL NONDEPOSITORY INSTITUTIONS	741,616

NONMETALLIC MINERALS, EXCEPT FUELS - 0.09%
3,272		AMCOL International Corp	86,217
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	86,217

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
OIL AND GAS EXTRACTION - 4.25%
1,686	*	Arena Resources, Inc	$57,813
2,718	*	Atlas America, Inc	121,794
3,159	*	ATP Oil & Gas Corp	132,457
4,176	*	Atwood Oceanics, Inc	207,130
10,424	*	Aurora Oil & Gas Corp	41,696
1,958	*	Basic Energy Services, Inc	59,856
5,507		Berry Petroleum Co (Class A)	182,557
1,958	*	Bill Barrett Corp	57,976
2,482	*	Bois d'Arc Energy, Inc	40,879
1,783	*	Bronco Drilling Co, Inc	37,247
1,641	*	Callon Petroleum Co	31,737
3,272	*	Carrizo Oil & Gas, Inc	102,446
920	*	Clayton Williams Energy, Inc	31,777
4,061	*	Complete Production Services, Inc	96,002
4,695	*	Comstock Resources, Inc	140,193
631	*	Dawson Geophysical Co	19,416
4,049		Delta & Pine Land Co	119,041
7,601	*	Delta Petroleum Corp	130,205
4,374	*	Energy Partners Ltd	82,887
4,573	*	Exploration Co of Delaware, Inc	48,748
11,154	*	Gasco Energy, Inc	49,635
4,699	*	GeoGlobal Resources, Inc	22,978
1,259	*	GMX Resources, Inc	38,928
1,955	*	Goodrich Petroleum Corp	55,502
30,331	*	Grey Wolf, Inc	233,549
2,013	*	Gulfport Energy Corp	22,224
3	*	Hanover Compressor Co	56
3,173	*	Hercules Offshore, Inc	111,055
7,789	*	KCS Energy, Inc	231,333
11,466	*	Mariner Energy, Inc	210,630
2,459	*	Metretek Technologies, Inc	42,246
8,184	*	Newpark Resources, Inc	50,332
5,297	*	Parallel Petroleum Corp	130,889
2,543	*	Petroleum Development Corp	95,871
1,662	*	Petroquest Energy, Inc	20,409
6,466	*	Pioneer Drilling Co	99,835
116	*	PrimeEnergy Corp	8,926
3,065	*	Quest Resource Corp	41,531
1,617	*	RAM Energy Resources, Inc	9,249
4,496	*	Remington Oil & Gas Corp	197,689
3,341		RPC, Inc	81,119
3,292	*	Sulphco, Inc	23,571
1,710	*	Superior Well Services, Inc	42,579
6,382	*	Syntroleum Corp	38,739
1,964	*	Toreador Resources Corp	55,247
10,854	*	Transmeridian Exploration, Inc	61,868
9,025	*	Vaalco Energy, Inc	88,084
3,875	*	Veritas DGC, Inc	199,873
2,495	*	Warren Resources, Inc	35,828
918	*	Warrior Energy Service Corp	22,335
4,617	*	W-H Energy Services, Inc	234,682
		TOTAL OIL AND GAS EXTRACTION	4,298,649

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
PAPER AND ALLIED PRODUCTS - 0.37%
8,254	*	Cenveo, Inc	$148,159
11,857	*	Graphic Packaging Corp	44,938
2,077		Longview Fibre Co	39,650
2,289		Neenah Paper, Inc	69,700
6,312	*	Playtex Products, Inc	65,834
383		Wausau Paper Corp	4,768
		TOTAL PAPER AND ALLIED PRODUCTS	373,049

PERSONAL SERVICES - 0.20%
2,020		Coinmach Service Corp	20,705
372	*	Coinstar, Inc	8,906
5,535		Jackson Hewitt Tax Service, Inc	173,522
		TOTAL PERSONAL SERVICES	203,133

PETROLEUM AND COAL PRODUCTS - 0.28%
1,200		Alon USA Energy, Inc	37,764
1,607	*	Delek US Holdings, Inc	24,426
1,239		ElkCorp	34,407
738	*	Giant Industries, Inc	49,114
3,766	*	Headwaters, Inc	96,259
1,314		WD-40 Co	44,111
		TOTAL PETROLEUM AND COAL PRODUCTS	286,081

PRIMARY METAL INDUSTRIES - 2.31%
17,051	*	AK Steel Holding Corp	235,815
4,849	*	Aleris International, Inc	222,327
1,962	*	Century Aluminum Co	70,024
682	*	Chaparral Steel Co	49,118
9,085	*	CommScope, Inc	285,451
3,641	*	Encore Wire Corp	130,858
7,291	*	General Cable Corp	255,185
299	*	Lone Star Technologies, Inc	16,152
3,370		Matthews International Corp (Class A)	116,164
4,843	*	Maverick Tube Corp	306,029
890		Mueller Industries, Inc	29,397
1,392	*	NS Group, Inc	76,671
4,858	*	Oregon Steel Mills, Inc	246,106
1,318		Quanex Corp	56,766
3,565	*	RTI International Metals, Inc	199,070
222	*	Superior Essex, Inc	6,644
645		Texas Industries, Inc	34,249
		TOTAL PRIMARY METAL INDUSTRIES	2,336,026

PRINTING AND PUBLISHING - 0.61%
2,770	*	ACCO Brands Corp	60,663
1,205	*	Consolidated Graphics, Inc	62,732
305		Courier Corp	12,206
6,351		Hollinger International, Inc	50,999
1,699		John H Harland Co	73,907
3,961	*	Martha Stewart Living Omnimedia, Inc (Class A)	66,188
450	*	Playboy Enterprises, Inc (Class B)	4,491
4,611	*	Presstek, Inc	42,928

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,956	*	Private Media Group Ltd	$17,604
7,756		Reader's Digest Association, Inc (Class A)	108,274
490		Schawk, Inc	8,575
4,408	*	Valassis Communications, Inc	103,985
		TOTAL PRINTING AND PUBLISHING	612,552

RAILROAD TRANSPORTATION - 0.38%
3,549		Florida East Coast Industries	185,719
5,663	*	Genesee & Wyoming, Inc (Class A)	200,867
		TOTAL RAILROAD TRANSPORTATION	386,586

REAL ESTATE - 0.13%
826		Consolidated-Tomoka Land Co	45,546
2,128	*	Housevalues, Inc	14,747
2,055	*	Trammell Crow Co	72,274
		TOTAL REAL ESTATE	132,567

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.47%
1,121	*	AEP Industries, Inc	37,464
990	*	Deckers Outdoor Corp	38,174
1,646		PW Eagle, Inc	49,775
1,599	*	Skechers U.S.A., Inc (Class A)	38,552
1,813	*	Trex Co, Inc	46,939
4,350		Tupperware Corp	85,652
5,044		West Pharmaceutical Services, Inc	182,996
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	479,552

SECURITY AND COMMODITY BROKERS - 1.08%
3,160		Calamos Asset Management, Inc (Class A)	91,608
1,599		Cohen & Steers, Inc	37,736
1,867	*	GFI Group, Inc	100,725
2,760		Greenhill & Co, Inc	167,698
5,958		International Securities Exchange, Inc	226,821
1,984	*	MarketAxess Holdings, Inc	21,844
2,203	*	Morningstar, Inc	91,380
3,328		optionsXpress Holdings, Inc	77,576
912	*	Stifel Financial Corp	32,203
1,061	*	Thomas Weisel Partners Group, Inc	20,170
206		Value Line, Inc	8,796
10,348		Waddell & Reed Financial, Inc (Class A)	212,755
		TOTAL SECURITY AND COMMODITY BROKERS	1,089,312

SOCIAL SERVICES - 0.20%
4,237	*	Bright Horizons Family Solutions, Inc	159,693
1,731	*	Providence Service Corp	47,135
		TOTAL SOCIAL SERVICES	206,828

SPECIAL TRADE CONTRACTORS - 0.34%
601		Alico, Inc	33,121
4,089		Chemed Corp	222,973
2,137		Comfort Systems USA, Inc	30,538
2,401	*	Integrated Electrical Services, Inc	41,945
683	*	Layne Christensen Co	19,363
		TOTAL SPECIAL TRADE CONTRACTORS	347,940

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
STONE, CLAY, AND GLASS PRODUCTS - 0.31%
3,431		Apogee Enterprises, Inc	$50,436
2,179	*	Cabot Microelectronics Corp	66,045
3,115		CARBO Ceramics, Inc	153,040
4,236	*	US Concrete, Inc	46,808
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	316,329

TEXTILE MILL PRODUCTS - 0.02%
174		Oxford Industries, Inc	6,857
1,446		Xerium Technologies, Inc	13,621
		TOTAL TEXTILE MILL PRODUCTS	20,478

TOBACCO PRODUCTS - 0.05%
3,423		Vector Group Ltd	55,624
		TOTAL TOBACCO PRODUCTS	55,624

TRANSPORTATION BY AIR - 1.10%
9,126	*	ABX Air, Inc	55,121
1,436	*	Air Methods Corp	37,594
14,214	*	Airtran Holdings, Inc	211,220
3,074	*	Alaska Air Group, Inc	121,177
613	*	Atlas Air Worldwide Holdings, Inc	30,062
4,926	*	EGL, Inc	247,285
1,009	*	ExpressJet Holdings, Inc	6,972
864	*	Frontier Airlines Holdings, Inc	6,229
21,687	*	JetBlue Airways Corp	263,280
1,238	*	PHI, Inc	41,102
3,919		Skywest, Inc	97,191
		TOTAL TRANSPORTATION BY AIR	1,117,233

TRANSPORTATION EQUIPMENT - 2.14%
2,380		A.O. Smith Corp	110,337
4,938	*	AAR Corp	109,772
1,708	*	Accuride Corp	21,299
1,415		American Railcar Industries, Inc	46,851
4,200	*	Aviall, Inc	199,584
3,027		Clarcor, Inc	90,174
2,286	*	Comtech Group, Inc	25,443
9,994	*	Fleetwood Enterprises, Inc	75,355
1,068		Freightcar America, Inc	59,285
8,504	*	GenCorp, Inc	136,319
1,600	*	GenTek, Inc	42,960
839		Greenbrier Cos, Inc	27,469
3,215		Heico Corp	91,145
3,504	*	IMPCO Technologies, Inc	37,388
1,263	*	K&F Industries Holdings, Inc	22,393
1,495	*	Miller Industries, Inc	30,946
8,582	*	Navistar International Corp	211,203
1,287		Noble International Ltd	18,430
4,311	*	Orbital Sciences Corp	69,580
5,175		Polaris Industries, Inc	224,077
1,290	*	Tenneco, Inc	33,540
1,084	*	TransDigm Group, Inc	25,962

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
505	*	Triumph Group, Inc	$24,240
7,587		Westinghouse Air Brake Technologies Corp	283,754
4,679		Winnebago Industries, Inc	145,236
		TOTAL TRANSPORTATION EQUIPMENT	2,162,742

TRANSPORTATION SERVICES - 0.46%
3,233		Ambassadors Group, Inc	93,369
1,593	*	Dynamex, Inc	34,743
6,092	*	HUB Group, Inc	149,437
5,837		Pacer International, Inc	190,169
		TOTAL TRANSPORTATION SERVICES	467,718

TRUCKING AND WAREHOUSING - 0.63%
3,595	*	Celadon Group, Inc	79,234
4,485		Forward Air Corp	182,674
5,091		Heartland Express, Inc	91,078
712	*	Marten Transport Ltd	15,479
4,450	*	Old Dominion Freight Line	167,276
552	*	P.A.M. Transportation Services, Inc	15,947
58	*	Patriot Transportation Holding, Inc	5,033
1,331	*	Quality Distribution, Inc	17,676
672	*	U.S. Xpress Enterprises, Inc (Class A)	18,157
880	*	Universal Truckload Services, Inc	30,034
759	*	USA Truck, Inc	13,525
		TOTAL TRUCKING AND WAREHOUSING	636,113

WATER TRANSPORTATION - 0.32%
4,817	*	American Commercial Lines, Inc	290,224
900		Horizon Lines, Inc	14,418
270	*	Hornbeck Offshore Services, Inc	9,590
245		Maritrans, Inc	6,101
		TOTAL WATER TRANSPORTATION	320,333

WHOLESALE TRADE-DURABLE GOODS - 1.44%
7,000		Applied Industrial Technologies, Inc	170,170
4,796		Barnes Group, Inc	95,680
6,855	*	Beacon Roofing Supply, Inc	150,879
804		Castle (A.M.) & Co	25,929
3,572	*	Conceptus, Inc	48,722
1,825	*	Digi International, Inc	22,867
2,900	*	Drew Industries, Inc	93,960
2,677	*	Genesis Microchip, Inc	30,946
4,238	*	Interline Brands, Inc	99,084
2,527	*	Keystone Automotive Industries, Inc	106,690
8,943		Knight Transportation, Inc	180,649
7,002	*	LKQ Corp	133,038
1,556	*	Merge Technologies, Inc	19,154
808	*	MWI Veterinary Supply, Inc	29,435
10,574	*	PSS World Medical, Inc	186,631
6,138	*	Tyler Technologies, Inc	68,746
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,462,580

WHOLESALE TRADE-NONDURABLE GOODS - 1.15%
6,966	*	Akorn, Inc	27,725

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
7,247	*	Allscripts Healthcare Solutions, Inc	$127,185
4,159	*	Central European Distribution Corp	104,640
690	*	Green Mountain Coffee Roasters, Inc	27,717
2,148		K-Swiss, Inc (Class A)	57,352
303	*	Maui Land & Pineapple Co, Inc	11,453
7,439		Men's Wearhouse, Inc	225,402
2,478		Myers Industries, Inc	42,597
5,555		Nu Skin Enterprises, Inc (Class A)	82,492
2,417	*	Nuco2, Inc	58,105
370	*	School Specialty, Inc	11,784
825	*	Source Interlink Cos, Inc	9,817
1,948		The Andersons, Inc	81,056
6,601	*	United Natural Foods, Inc	217,965
380		Valley National Gases, Inc	9,937
2,049	*	Volcom, Inc	65,548
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,160,775

		TOTAL COMMON STOCKS	99,475,784
		(Cost $84,945,449)

		TOTAL PORTFOLIO - 98.27%	99,475,784
		(Cost $84,945,449)

		OTHER ASSETS & LIABILITIES, NET - 1.73%	1,754,178

		NET ASSETS - 100.00%	$101,229,962

	*	Non-income producing
	v	Security valued at fair value

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2006
SHARES		COMPANY	VALUE

COMMON STOCKS - 97.51%

AGRICULTURAL PRODUCTION-CROPS - 0.09%
5,881		Chiquita Brands International, Inc	$81,040
		TOTAL AGRICULTURAL PRODUCTION-CROPS	81,040

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.21%
5,407		Pilgrim's Pride Corp	139,501
46		Seaboard Corp	58,880
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	198,381

AMUSEMENT AND RECREATION SERVICES - 0.74%
894	*	Bally Technologies, Inc	14,724
3,742	*	Bally Total Fitness Holding Corp	25,371
1,149		Churchill Downs, Inc	43,030
2,338		Dover Motorsports, Inc	13,724
3,059	*	Lakes Entertainment, Inc	36,983
4,146	*	Leapfrog Enterprises, Inc	41,875
6,296	*	Live Nation, Inc	128,187
4,790	*	Magna Entertainment Corp (Class A)	25,195
1,371	*	Marvel Entertainment, Inc	27,420
2,297	*	MTR Gaming Group, Inc	21,546
3,649	*	Multimedia Games, Inc	36,964
2,506	*	Pinnacle Entertainment, Inc	76,809
9,814	*	Six Flags, Inc	55,155
1,994		Speedway Motorsports, Inc	75,254
9,441		Westwood One, Inc	70,807
		TOTAL AMUSEMENT AND RECREATION SERVICES	693,044

APPAREL AND ACCESSORY STORES - 0.79%
2,884		Brown Shoe Co, Inc	98,287
238		Buckle, Inc	9,965
8,275	*	Charming Shoppes, Inc	93,011
5,697		Finish Line, Inc (Class A)	67,395
3,289	*	Jo-Ann Stores, Inc	48,184
7,915	*	Payless Shoesource, Inc	215,051
1,025	*	Shoe Carnival, Inc	24,456
3,529		Stage Stores, Inc	116,457
818	*	Syms Corp	15,051
2,997		Talbots, Inc	55,295
		TOTAL APPAREL AND ACCESSORY STORES	743,152

APPAREL AND OTHER TEXTILE PRODUCTS - 0.71%
1,749	*	Columbia Sportswear Co	79,160
4,234	*	Hartmarx Corp	25,404
3,481		Kellwood Co	101,889
520	*	Maidenform Brands, Inc	6,412
3,685		Phillips-Van Heusen Corp	140,620

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
13,018	*	Quiksilver, Inc	$158,559
4,478		Russell Corp	81,320
3,615	*	Warnaco Group, Inc	67,528
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	660,892

AUTO REPAIR, SERVICES AND PARKING - 0.50%
156	*	Amerco, Inc	15,703
1,505		Bandag, Inc	55,068
1,572		Central Parking Corp	25,152
3,390	*	Dollar Thrifty Automotive Group, Inc	152,787
7,101	*	PHH Corp	195,562
957	*	Wright Express Corp	27,504
		TOTAL AUTO REPAIR, SERVICES AND PARKING	471,776

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.36%
529	*	America's Car-Mart, Inc	10,744
1,700	*	Asbury Automotive Group, Inc	35,598
2,668	*	CSK Auto Corp	31,936
2,077		Lithia Motors, Inc (Class A)	62,975
2,051	*	MarineMax, Inc	53,798
2,891	*	Rush Enterprises, Inc (Class A)	52,529
4,067		Sonic Automotive, Inc	90,206
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	337,786

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.13%
2,725	*	Central Garden & Pet Co	117,311
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	117,311

BUSINESS SERVICES - 7.36%
2,989	*	@Road, Inc	16,499
52,864	*	3Com Corp	270,664
5,808		ABM Industries, Inc	99,317
1,388	*	Actuate Corp	5,608
6,580	*	Agile Software Corp	41,717
2,933	*	Altiris, Inc	52,911
258	*	AMN Healthcare Services, Inc	5,237
286	*	Ansys, Inc	13,677
1,035		Arbitron, Inc	39,672
10,150	*	Ariba, Inc	83,535
6,061	*	Aspen Technology, Inc	79,520
560	*	Asset Acceptance Capital Corp	11,088
5,891	*	Avocent Corp	154,639
23,176	*	BearingPoint, Inc	193,983
12,326	*	BISYS Group, Inc	168,866
1,076		Blackbaud, Inc	24,425
10,846	*	Borland Software Corp	57,267
2,613	*	Bottomline Technologies, Inc	21,270
2,145		Brady Corp (Class A)	79,022
685	*	CACI International, Inc (Class A)	39,956
2,656		Catalina Marketing Corp	75,590
4,892	*	CBIZ, Inc	36,250
6,846	*	Ciber, Inc	45,115
62,188	*	CMGI, Inc	75,247
2,823	*	Cogent Communications Group, Inc	26,452

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
444		Cognex Corp	$11,557
4,191	*	Covansys Corp	52,681
3,596	*	CSG Systems International, Inc	88,965
6,914		Deluxe Corp	120,857
5,020	*	Dendrite International, Inc	46,385
17,914	*	Earthlink, Inc	155,135
3,914	*	Echelon Corp	29,316
4,627	*	eFunds Corp	102,025
2,620	*	Electro Rent Corp	41,972
2,002	*	EPIQ Systems, Inc	33,313
2,897	*	eSpeed, Inc (Class A)	24,132
4,610	*	Filenet Corp	124,147
227	*	First Advantage Corp	5,280
594	*	Forrester Research, Inc	16,620
1,707	*	FTD Group, Inc	23,045
2,439	*	Gerber Scientific, Inc	31,731
1,030	*	Global Cash Access, Inc	16,099
498	*	Heidrick & Struggles International, Inc	16,852
402	*	Hudson Highland Group, Inc	4,338
4,071	*	Hyperion Solutions Corp	112,360
642	*	i2 Technologies, Inc	8,134
482	*	iGate Corp	3,080
465	*	IHS, Inc	13,778
480	*	Infocrossing, Inc	5,544
1,971	*	Infospace, Inc	44,683
780	*	Innovative Solutions & Support, Inc	10,967
180		Integral Systems, Inc	4,829
4,746	*	Interactive Data Corp	95,347
652	*	Intergraph Corp	20,531
5,166	*	Internet Capital Group, Inc	46,494
4,821	*	Internet Security Systems, Inc	90,876
1,564		Interpool, Inc	34,752
3,241	*	Interwoven, Inc	27,808
2,723	*	Ipass, Inc	15,249
3,374	*	JDA Software Group, Inc	47,337
2,831	*	Keane, Inc	35,388
1,887		Kelly Services, Inc (Class A)	51,270
1,195	*	Korn/Ferry International	23,410
16,708	*	Lawson Software, Inc	111,944
4,898	*	Magma Design Automation, Inc	36,000
3,322	*	Manhattan Associates, Inc	67,403
551	*	Mantech International Corp (Class A)	17,004
750	*	Mapinfo Corp	9,787
1,096	*	Marlin Business Services, Inc	24,726
10,791	*	Mentor Graphics Corp	140,067
8,828	*	MPS Group, Inc	132,950
4,418	*	NCO Group, Inc	116,812
176	*	Neoware, Inc	2,163
2,289	*	Ness Technologies, Inc	24,607
5,612	*	NetIQ Corp	68,410
1,976	*	Netratings, Inc	27,447
829	*	Netscout Systems, Inc	7,395
7,482	*	Parametric Technology Corp	95,096
1,954		Pegasystems, Inc	12,545

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
11,537	*	Perot Systems Corp (Class A)	$167,056
461	*	PRA International	10,266
9,693	*	Premiere Global Services, Inc	73,182
5,520	*	Progress Software Corp	129,223
910		QAD, Inc	7,052
2,702	*	Quest Software, Inc	37,936
1,968	*	Radisys Corp	43,217
3,481	*	RealNetworks, Inc	37,247
1	*	Redback Networks, Inc	18
9,331	*	Rent-A-Center, Inc	231,969
796	*	Rewards Network, Inc	6,503
8,592	*	RSA Security, Inc	233,616
9,495	*	S1 Corp	45,576
3,714	*	SafeNet, Inc	65,812
5,699	*	Secure Computing Corp	49,011
951	*	SI International, Inc	29,158
1,436	*	Sitel Corp	5,629
8,637	*	SonicWALL, Inc	77,647
3,606	*	Spherion Corp	32,887
535	*	SSA Global Technologies, Inc	10,368
1,483		Startek, Inc	22,171
1,989		Stellent, Inc	18,995
11,398	*	Sybase, Inc	221,121
1,629	*	SYNNEX Corp	30,886
9,108	*	Take-Two Interactive Software, Inc	97,091
1,999	*	TAL International Group, Inc	48,176
1,575	*	THQ, Inc	34,020
24,659	*	TIBCO Software, Inc	173,846
2,459	*	TNS, Inc	50,877
8,591		United Online, Inc	103,092
4,026	*	Universal Compression Holdings, Inc	253,517
1,093	*	Vertrue, Inc	47,032
3,086		Viad Corp	96,592
2,707	*	Vignette Corp	39,468
1,110	*	Volt Information Sciences, Inc	51,726
5,459	*	webMethods, Inc	53,880
		TOTAL BUSINESS SERVICES	6,884,033

CHEMICALS AND ALLIED PRODUCTS - 3.50%
1,188	*	ADVENTRX Pharmaceuticals, Inc	3,766
2,451	*	Albany Molecular Research, Inc	26,177
4,528		Alpharma, Inc (Class A)	108,853
1,368	*	Anadys Pharmaceuticals, Inc	3,995
2,018	*	Andrx Corp	46,797
3,064		Arch Chemicals, Inc	110,457
2,082	*	Arena Pharmaceuticals, Inc	24,110
779	*	Atherogenics, Inc	10,166
2,158	*	Bentley Pharmaceuticals, Inc	23,652
1,930	*	Bradley Pharmaceuticals, Inc	19,686
4,960		Calgon Carbon Corp	30,206
3,603		Cambrex Corp	75,050
7,316		CF Industries Holdings, Inc	104,326
754	*	Chattem, Inc	22,899
2,604	*	Cotherix, Inc	22,420

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,688	*	Cypress Bioscience, Inc	$10,364
9,434	*	Dendreon Corp	45,661
3,473	*	Elizabeth Arden, Inc	62,097
428	*	Emisphere Technologies, Inc	3,651
5,676		Ferro Corp	90,589
913	*	Genitope Corp	5,770
4,059		Georgia Gulf Corp	101,556
4,562	*	Geron Corp	31,478
3,931		H.B. Fuller Co	171,274
6,913	*	Hercules, Inc	105,492
938	*	Indevus Pharmaceuticals, Inc	5,131
1,766		Innospec, Inc	44,892
176		Inter Parfums, Inc	3,031
3,480	*	Inverness Medical Innovations, Inc	98,240
1,322		Koppers Holdings, Inc	26,427
1,502	*	Martek Biosciences Corp	43,483
2,775		Minerals Technologies, Inc	144,300
8,088	*	Nabi Biopharmaceuticals	46,425
6,584	*	NBTY, Inc	157,423
1,079	*	Neurocrine Biosciences, Inc	11,437
292	*	New River Pharmaceuticals, Inc	8,322
100	*	NitroMed, Inc	483
400		NL Industries, Inc	4,300
2,246	*	Northfield Laboratories, Inc	22,213
906	*	NPS Pharmaceuticals, Inc	4,421
2,072	*	Nuvelo, Inc	34,499
8,743		Olin Corp	156,762
3,919	*	OM Group, Inc	120,901
2,819	*	Omnova Solutions, Inc	16,012
1,594	*	Par Pharmaceutical Cos, Inc	29,425
9,950		Perrigo Co	160,195
931	*	Pharmion Corp	15,855
210	*	Pioneer Cos, Inc	5,729
12,434	*	PolyOne Corp	109,171
4,485	*	Prestige Brands Holdings, Inc	44,715
879	*	Renovis, Inc	13,457
19,798	*	Revlon, Inc (Class A)	24,945
4,661	*	Rockwood Holdings, Inc	107,250
464	*	Sciele Pharma, Inc	10,760
6,384		Sensient Technologies Corp	133,489
483	*	Serologicals Corp	15,186
770		Stepan Co	24,317
5,509		Tronox, Inc	72,554
2,636		UAP Holding Corp	57,491
11,863		USEC, Inc	140,577
5,335	*	Viropharma, Inc	45,988
4,924	*	WR Grace & Co	57,611
		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,277,909

COAL MINING - 0.13%
2,413	*	International Coal Group, Inc	17,349
1,491		Penn Virginia Corp	104,191
		TOTAL COAL MINING	121,540

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
COMMUNICATIONS - 2.45%
5,567		Alaska Communications Systems Group, Inc	$70,423
2,308		Anixter International, Inc	109,538
2,308	*	Audiovox Corp (Class A)	31,527
54,629	*	Charter Communications, Inc (Class A)	61,731
33,655	*	Cincinnati Bell, Inc	137,986
5,307		Citadel Broadcasting Corp	47,232
1,335		Commonwealth Telephone Enterprises, Inc	44,269
3,085		Consolidated Communications Holdings, Inc	51,304
39,299	*	Covad Communications Group, Inc	78,991
5,976	*	Cox Radio, Inc (Class A)	86,174
999	*	Crown Media Holdings, Inc (Class A)	4,116
2,561		CT Communications, Inc	58,570
5,107	*	Cumulus Media, Inc (Class A)	54,492
3,114	*	Emmis Communications Corp (Class A)	48,703
4,468		Entercom Communications Corp	116,883
4,011	*	Entravision Communications Corp (Class A)	34,374
264	*	Eschelon Telecom, Inc	4,084
3,906		Fairpoint Communications, Inc	56,246
996	*	Fisher Communications, Inc	41,961
8,895	*	Foundry Networks, Inc	94,821
3,242	*	General Communication, Inc (Class A)	39,941
2,907		Golden Telecom, Inc	73,692
5,828		Gray Television, Inc	33,744
7,294	*	IDT Corp (Class B)	100,584
4,193		Iowa Telecommunications Services, Inc	79,332
1,056	*	Lightbridge, Inc	13,675
3,946	*	Lin TV Corp (Class A)	29,792
5,376	*	Mastec, Inc	71,017
3,322	*	Mediacom Communications Corp	20,696
524	*	NTELOS Holdings Corp	7,572
6,359	*	Price Communications Corp	107,785
10,244	*	Radio One, Inc (Class D)	75,806
3,848	*	RCN Corp	95,931
1	v*	RCN Corp Wts	0
1,201		Salem Communications Corp (Class A)	15,625
364	*	SAVVIS, Inc	10,778
863		Shenandoah Telecom Co	40,561
3,395	*	Spanish Broadcasting System, Inc (Class A)	17,348
2,079		SureWest Communications	40,166
372	*	Syniverse Holdings, Inc	5,468
3,945	*	Talk America Holdings, Inc	24,420
3,751		USA Mobility, Inc	62,267
5,536		Valor Communications Group, Inc	63,387
1,692	*	Vonage Holdings Corp	14,534
4,828	*	Wireless Facilities, Inc	13,277
		TOTAL COMMUNICATIONS	2,290,823

DEPOSITORY INSTITUTIONS - 15.24%
1,682		1st Source Corp	56,902
791		Abington Community Bancorp, Inc	11,849
1,493	*	ACE Cash Express, Inc	43,700
1,979		Alabama National Bancorp	134,869
2,964		Amcore Financial, Inc	86,875

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,490		AmericanWest Bancorp	$33,749
1,700		Ameris Bancorp	39,338
2,900		Anchor Bancorp Wisconsin, Inc	87,493
1,228		Arrow Financial Corp	33,684
1,042		Bancfirst Corp	46,630
1,386	*	Bancorp, Inc	34,664
1,420		BancTrust Financial Group, Inc	33,327
7,813		Bank Mutual Corp	95,475
1,940		Bank of Granite Corp	40,410
6,257		BankAtlantic Bancorp, Inc (Class A)	92,854
3,153		BankFinancial Corp	54,547
4,196		BankUnited Financial Corp (Class A)	128,062
1,583		Banner Corp	61,009
1,100		Berkshire Hills Bancorp, Inc	39,028
2,501	*	BFC Financial Corp	17,307
4,682		Boston Private Financial Holdings, Inc	130,628
8,502		Brookline Bancorp, Inc	117,073
1,263		Cadence Financial Corp	28,127
837		Camden National Corp	33,396
1,725		Capital City Bank Group, Inc	52,095
910		Capital Corp of the West	29,120
1,832		Capitol Bancorp Ltd	71,356
1,213		Cardinal Financial Corp	14,095
85		Cascade Bancorp	2,423
6,330		Cathay General Bancorp	230,285
7,856	*	Centennial Bank Holdings, Inc	81,231
506		Center Financial Corp	11,962
1,154		Centerstate Banks of Florida, Inc	23,657
4,126		Central Pacific Financial Corp	159,676
3,468		Chemical Financial Corp	106,121
6,273		Chittenden Corp	162,157
5,827		Citizens Banking Corp	142,237
1,078		Citizens First Bancorp, Inc	28,793
963		City Bank	44,934
2,304		City Holding Co	83,267
1,903		Clifton Savings Bancorp, Inc	20,609
554		Coastal Financial Corp	7,224
859		Columbia Bancorp	21,535
2,083		Columbia Banking System, Inc	77,863
5,115		Commercial Capital Bancorp, Inc	80,561
785	*	Community Bancorp	24,398
64		Community Bancorp, Inc	2,708
4,161		Community Bank System, Inc	83,927
3,116		Community Banks, Inc	81,016
2,123		Community Trust Bancorp, Inc	74,156
5,195		Corus Bankshares, Inc	136,005
2,871		CVB Financial Corp	44,960
3,490		Dime Community Bancshares	47,359
2,769		Downey Financial Corp	187,877
1,050		Farmers Capital Bank Corp	34,387
2,490		Fidelity Bankshares, Inc	79,232
1,482		First Bancorp	31,122
9,424		First Bancorp	87,643
459		First Busey Corp (Class A)	9,396

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,136		First Charter Corp	$101,456
9,638		First Commonwealth Financial Corp	122,403
2,719		First Community Bancorp, Inc	160,639
1,452		First Community Bancshares, Inc	47,901
4,410		First Financial Bancorp	65,753
2,709		First Financial Bankshares, Inc	98,987
1,810		First Financial Corp	54,318
1,741		First Financial Holdings, Inc	55,712
1,763		First Indiana Corp	45,891
2,495		First Merchants Corp	60,653
6,618		First Midwest Bancorp, Inc	245,395
14,753		First Niagara Financial Group, Inc	206,837
900		First Oak Brook Bancshares, Inc	33,300
2,120		First Place Financial Corp	48,781
74	*	First Regional Bancorp	6,512
2,589		First Republic Bank	118,576
2,158		First State Bancorporation	51,317
2,228	*	FirstFed Financial Corp	128,489
10,602		FirstMerit Corp	222,006
1,810		Flag Financial Corp	35,205
5,255		Flagstar Bancorp, Inc	83,870
2,616		Flushing Financial Corp	46,983
7,754		FNB Corp	122,281
1,000		FNB Corp	37,000
3,071	*	Franklin Bank Corp	62,003
4,395		Fremont General Corp	81,571
2,664		Frontier Financial Corp	90,549
1,690		GB&T Bancshares, Inc	36,774
3,709		Glacier Bancorp, Inc	108,562
1,322		Great Southern Bancorp, Inc	40,361
6,916		Greater Bay Bancorp	198,835
1,091		Greene County Bancshares, Inc	33,777
2,107		Hancock Holding Co	117,992
5,365		Hanmi Financial Corp	104,296
2,331		Harbor Florida Bancshares, Inc	86,573
3,669		Harleysville National Corp	77,819
1,871		Heartland Financial USA, Inc	49,862
713		Heritage Commerce Corp	17,675
662		Home Federal Bancorp, Inc	9,043
1,395		Horizon Financial Corp	38,265
1,328		IBERIABANK Corp	76,413
2,127		Independent Bank Corp	69,064
2,861		Independent Bank Corp	75,244
2,273		Integra Bank Corp	49,438
2,500		Interchange Financial Services Corp	56,250
5,373		International Bancshares Corp	147,650
459	*	Intervest Bancshares Corp	18,590
6,498	*	Investors Bancorp, Inc	88,048
2,661		Irwin Financial Corp	51,597
850		ITLA Capital Corp	44,693
3,114		Kearny Financial Corp	46,087
3,968		KNBT Bancorp, Inc	65,551
2,678		Lakeland Bancorp, Inc	41,964
1,573		Lakeland Financial Corp	38,208

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,596		Macatawa Bank Corp	$37,330
4,613		MAF Bancorp, Inc	197,621
1,968		MainSource Financial Group, Inc	34,302
2,807		MB Financial, Inc	99,255
1,950		MBT Financial Corp	31,200
786		Mercantile Bank Corp	31,322
542		MetroCorp Bancshares, Inc	15,870
3,140		Mid-State Bancshares	87,920
1,871		Midwest Banc Holdings, Inc	41,630
1,160		Nara Bancorp, Inc	21,750
515		NASB Financial, Inc	17,392
6,307		National Penn Bancshares, Inc	125,257
4,697		NBT Bancorp, Inc	109,111
6,668		NetBank, Inc	44,209
8,059		NewAlliance Bancshares, Inc	115,324
886	*	Northern Empire Bancshares	21,264
2,700		Northwest Bancorp, Inc	71,550
1,157		OceanFirst Financial Corp	25,709
9,453		Old National Bancorp	188,776
1,577		Old Second Bancorp, Inc	48,887
1,763		Omega Financial Corp	55,200
2,773		Oriental Financial Group, Inc	35,383
5,615		Pacific Capital Bancorp	174,739
1,573		Park National Corp	155,428
6,628		Partners Trust Financial Group, Inc	75,625
1,200		Pennfed Financial Services, Inc	22,380
1,383		Peoples Bancorp, Inc	41,269
2,348		PFF Bancorp, Inc	77,860
655	*	Pinnacle Financial Partners, Inc	19,932
800		Placer Sierra Bancshares	18,552
946		Premierwest Bancorp	13,651
3,359		Prosperity Bancshares, Inc	110,478
4,448		Provident Bankshares Corp	161,863
9,276		Provident Financial Services, Inc	166,504
5,590		Provident New York Bancorp	73,900
527	*	QC Holdings, Inc	7,120
3,638		R & G Financial Corp (Class B)	31,250
1,460		Renasant Corp	58,911
9,825		Republic Bancorp, Inc	121,732
1,177		Republic Bancorp, Inc (Class A)	24,246
796		Royal Bancshares of Pennsylvania (Class A)	19,327
3,417		S&T Bancorp, Inc	113,547
1,239		S.Y. Bancorp, Inc	34,048
1,934		Sandy Spring Bancorp, Inc	69,740
660		Santander BanCorp	16,249
1,280		SCBT Financial Corp	45,632
767		Seacoast Banking Corp of Florida	20,425
1,889		Security Bank Corp	42,068
1,072		Shore Bancshares, Inc	29,083
1,940		Simmons First National Corp (Class A)	56,279
583		Sound Federal Bancorp, Inc	12,121
1,194		Southside Bancshares, Inc	26,650
1,836		Southwest Bancorp, Inc	46,818
1,397		State National Bancshares, Inc	53,240

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,500		Sterling Bancorp	$48,750
6,118		Sterling Bancshares, Inc	114,713
3,604		Sterling Financial Corp	78,928
4,769		Sterling Financial Corp	145,502
903		Summit Bancshares, Inc	19,153
1,874	*	Sun Bancorp, Inc	30,434
694	*	Superior Bancorp	7,634
6,307		Susquehanna Bancshares, Inc	150,737
747		Taylor Capital Group, Inc	30,485
5,395		Texas Regional Bancshares, Inc (Class A)	204,578
1,213		Texas United Bancshares, Inc	34,146
2,422		TierOne Corp	81,791
931		Tompkins Trustco, Inc	40,033
1,410		Trico Bancshares	38,606
6,396		Trustmark Corp	198,084
2,730		UCBH Holdings, Inc	45,154
4,296		UMB Financial Corp	143,229
7,456		Umpqua Holdings Corp	191,246
1,170		Union Bankshares Corp	50,474
5,155		United Bankshares, Inc	188,828
3,964		United Community Banks, Inc	120,664
3,800		United Community Financial Corp	45,600
1,506		Univest Corp of Pennsylvania	41,596
1,210		USB Holding Co, Inc	27,225
1,022		Virginia Financial Group, Inc	43,149
15,083		W Holding Co, Inc	100,302
1,455		Washington Trust Bancorp, Inc	40,333
1,187	*	Wauwatosa Holdings, Inc	20,250
3,138		WesBanco, Inc	97,247
278		West Bancorporation, Inc	5,190
2,041		West Coast Bancorp	60,148
2,362		Westamerica Bancorporation	115,667
309		Westfield Financial, Inc	8,961
1,872		Willow Grove Bancorp, Inc	29,784
1,915		Wintrust Financial Corp	97,378
736		WSFS Financial Corp	45,227
1,085		Yardville National Bancorp	38,767
		TOTAL DEPOSITORY INSTITUTIONS	14,256,324

EATING AND DRINKING PLACES - 1.38%
3,441	*	AFC Enterprises	43,873
1,582		Applebees International, Inc	30,406
4,799		Bob Evans Farms, Inc	144,018
4,114		CBRL Group, Inc	139,547
1,931	*	CEC Entertainment, Inc	62,024
5,061		Domino's Pizza, Inc	125,209
1,825		IHOP Corp	87,746
4,726	*	Jack in the Box, Inc	185,259
3,845	*	Krispy Kreme Doughnuts, Inc	31,298
2,331		Landry's Restaurants, Inc	75,641
2,410		Lone Star Steakhouse & Saloon, Inc	63,214
3,110	*	Luby's, Inc	32,437
313	*	McCormick & Schmick's Seafood Restaurants, Inc	7,449
870	*	Morton's Restaurant Group, Inc	13,328

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,977	*	O'Charleys, Inc	$50,609
1,136	*	Papa John's International, Inc	37,715
623	*	Rare Hospitality International, Inc	17,917
609		Ruby Tuesday, Inc	14,866
5,986	*	Ryan's Restaurant Group, Inc	71,293
3,776	*	The Steak N Shake Co	57,169
		TOTAL EATING AND DRINKING PLACES	1,291,018

EDUCATIONAL SERVICES - 0.02%
2,387	*	Educate, Inc	18,284
		TOTAL EDUCATIONAL SERVICES	18,284

ELECTRIC, GAS, AND SANITARY SERVICES - 5.38%
3,520		Allete, Inc	166,672
2,364		American States Water Co	84,277
50,456	*	Aquila, Inc	212,420
6,682		Avista Corp	152,550
4,482		Black Hills Corp	153,867
2,420		California Water Service Group	86,491
1,500		Cascade Natural Gas Corp	31,635
397	*	Casella Waste Systems, Inc (Class A)	5,197
2,144		CH Energy Group, Inc	102,912
6,871		Cleco Corp	159,751
10,478		Duquesne Light Holdings, Inc	172,258
6,450	*	El Paso Electric Co	130,032
3,867		Empire District Electric Co	79,467
875		EnergySouth, Inc	27,326
5,814		Idacorp, Inc	199,362
561		ITC Holdings Corp	14,911
2,906		Laclede Group, Inc	99,850
3,459		Metal Management, Inc	105,915
2,659		MGE Energy, Inc	82,828
3,667		New Jersey Resources Corp	171,542
6,081		Nicor, Inc	252,363
3,734		Northwest Natural Gas Co	138,270
4,816		NorthWestern Corp	165,430
78		Ormat Technologies, Inc	2,976
3,964		Otter Tail Corp	108,336
5,139		Peoples Energy Corp	184,541
1,230	*	Pico Holdings, Inc	39,668
10,040		Piedmont Natural Gas Co, Inc	243,972
9,098		PNM Resources, Inc	227,086
3,604		Portland General Electric Co	89,992
2,038		Resource America, Inc (Class A)	38,824
1,969		SJW Corp	50,111
3,847		South Jersey Industries, Inc	105,369
5,348		Southwest Gas Corp	167,606
3,100		Southwest Water Co	37,107
8,216		Synagro Technologies, Inc	32,289
2,022		UIL Holdings Corp	113,818
4,754		Unisource Energy Corp	148,087
4,384	*	Waste Connections, Inc	159,578
922		Waste Industries USA, Inc	20,911
3,728	*	Waste Services, Inc	33,515

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
11,429		Westar Energy, Inc	$240,580
6,588		WGL Holdings, Inc	190,723
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5,030,415

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.09%
3,344	*	Actel Corp	47,986
15,920	*	Adaptec, Inc	69,093
3,404		Adtran, Inc	76,352
781	*	Advanced Energy Industries, Inc	10,340
8,808	*	Aeroflex, Inc	102,789
2,636	*	AMIS Holdings, Inc	26,360
21,442	*	Andrew Corp	189,976
39,585	*	Applied Micro Circuits Corp	108,067
6,703	*	Arris Group, Inc	87,943
1,483	*	ATMI, Inc	36,511
2,085		Baldor Electric Co	65,240
1,476		Bel Fuse, Inc (Class B)	48,427
6,779	*	Benchmark Electronics, Inc	163,509
7,756	*	Bookham, Inc	26,060
10,020	*	Broadwing Corp	103,707
12,808	*	Brocade Communications Systems, Inc	78,641
3,102	*	CalAmp Corp	27,577
2,091	*	Carrier Access Corp	17,293
2,161	*	C-COR, Inc	16,683
5,214	*	Checkpoint Systems, Inc	115,803
8,088	*	Conexant Systems, Inc	20,220
2,368		CTS Corp	35,259
2,111		Cubic Corp	41,397
4,320	*	Ditech Networks, Inc	37,670
3,456	*	DSP Group, Inc	85,882
551	*	DTS, Inc	10,733
4,010	*	Electro Scientific Industries, Inc	72,140
621	*	EMS Technologies, Inc	11,159
6,345	*	EnerSys	132,611
2,480	*	Exar Corp	32,910
6,436	*	FuelCell Energy, Inc	61,657
7,322	*	GrafTech International Ltd	42,468
2,214	*	Greatbatch, Inc	52,250
916	*	Harmonic, Inc	4,104
3,455	*	Hutchinson Technology, Inc	74,732
4,667		Imation Corp	191,580
2,417		Inter-Tel, Inc	50,902
370	*	IXYS Corp	3,552
11,626	*	Kemet Corp	107,192
15,276	*	Lattice Semiconductor Corp	94,406
1,600	*	Littelfuse, Inc	55,008
1,495	*	Loral Space & Communications, Inc	42,398
2,630		LSI Industries, Inc	44,684
690	*	Mattson Technology, Inc	6,741
21,202	*	McData Corp (Class A)	86,504
2,050	*	Mercury Computer Systems, Inc	31,549
4,968		Methode Electronics, Inc	52,214
457	*	Metrologic Instruments, Inc	6,860
2,576	*	MIPS Technologies, Inc	15,636

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,902	*	Moog, Inc	$167,746
16,746	*	MRV Communications, Inc	52,080
600		National Presto Industries, Inc	31,368
1,327	*	ON Semiconductor Corp	7,803
1,950	*	Oplink Communications Inc	35,704
2,300	*	Optical Communication Products, Inc	4,623
1,347	*	OSI Systems, Inc	23,936
2,575		Park Electrochemical Corp	66,306
1,967	*	Pericom Semiconductor Corp	16,326
5,542	*	Photronics, Inc	82,022
2,859		Plantronics, Inc	63,498
6,216	*	Polycom, Inc	136,255
1,812	*	Portalplayer, Inc	17,776
1,018	*	Powell Industries, Inc	24,361
514	*	Power Integrations, Inc	8,985
7,416	*	Power-One, Inc	48,946
14,815	*	Powerwave Technologies, Inc	135,113
6,334	*	Quantum Fuel Systems Technologies Worldwide, Inc	21,536
1,847		Regal-Beloit Corp	81,545
4,474	*	RF Micro Devices, Inc	26,710
8,455	*	Silicon Storage Technology, Inc	34,327
16,885	*	Skyworks Solutions, Inc	93,036
4,974	*	Spectrum Brands, Inc	64,264
1,079	*	Staktek Holdings, Inc	5,244
2,230	*	Standard Microsystems Corp	48,681
24,054	*	Sycamore Networks, Inc	97,659
5,118	*	Symmetricom, Inc	36,184
5,468		Technitrol, Inc	126,584
1,128	*	Tekelec	13,931
18,672	*	Triquint Semiconductor, Inc	83,277
834	*	TTM Technologies, Inc	12,068
1,729	*	Ulticom, Inc	18,103
1,084	*	Universal Display Corp	14,428
215	*	Universal Electronics, Inc	3,808
8,609	*	Utstarcom, Inc	67,064
1,060	*	Varian Semiconductor Equipment Associates, Inc	34,567
8,551	*	Zhone Technologies, Inc	17,444
843	*	Zoran Corp	20,519
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,766,602

ENGINEERING AND MANAGEMENT SERVICES - 1.18%
10,314	*	Applera Corp (Celera Genomics Group)	133,566
3,492	*	Ariad Pharmaceuticals, Inc	15,749
1,355		CDI Corp	39,295
1,505	*	Cornell Cos, Inc	23,117
114	*	CRA International, Inc	5,146
1,258	*	deCODE genetics, Inc	7,787
1,984	*	Exponent, Inc	33,530
5,135	*	Harris Interactive, Inc	29,269
5,170	*	Incyte Corp	23,782
3,550	*	Infrasource Services, Inc	64,645
500		Landauer, Inc	23,950
660	*	LECG Corp	12,190
2,853		MAXIMUS, Inc	66,047

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,940	*	Maxygen, Inc	$29,471
414	*	MTC Technologies, Inc	9,783
386	*	Navigant Consulting, Inc	8,743
2,483	*	Rigel Pharmaceuticals, Inc	24,160
7,997	*	Savient Pharmaceuticals, Inc	41,984
2,444	*	SFBC International, Inc	37,051
2,130	*	Sourcecorp	52,803
2,973	*	Tetra Tech, Inc	52,741
3,975		Washington Group International, Inc	212,027
4,364		Watson Wyatt & Co Holdings	153,351
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,100,187

FABRICATED METAL PRODUCTS - 0.86%
1,170		Ameron International Corp	78,413
4,667		Aptargroup, Inc	231,530
2,160		CIRCOR International, Inc	65,858
2,834	*	Commercial Vehicle Group, Inc	58,607
458		Compx International, Inc	8,198
4,010	*	Griffon Corp	104,661
535		Gulf Island Fabrication, Inc	10,721
5,041	*	Jacuzzi Brands, Inc	44,361
71	*	Ladish Co, Inc	2,660
407		Lifetime Brands, Inc	8,820
291	*	Mobile Mini, Inc	8,515
327	*	Mueller Water Products, Inc	5,693
612	*	Shiloh Industries, Inc	9,204
1,248		Silgan Holdings, Inc	46,188
452		Simpson Manufacturing Co, Inc	16,295
238		Valmont Industries, Inc	11,065
2,716		Watts Water Technologies, Inc (Class A)	91,122
		TOTAL FABRICATED METAL PRODUCTS	801,911

FOOD AND KINDRED PRODUCTS - 0.88%
150	*	Altus Pharmaceuticals, Inc	2,767
300	*	Boston Beer Co, Inc (Class A)	8,787
680		Diamond Foods, Inc	10,928
877		Farmer Bros Co	19,013
3,228		Flowers Foods, Inc	92,450
6,791	*	Gold Kist, Inc	90,796
1,481		Imperial Sugar Co	35,129
1,026		J&J Snack Foods Corp	33,930
1,039		Lancaster Colony Corp	41,009
2,594		Lance, Inc	59,714
1,568	*	M&F Worldwide Corp	25,245
1,772		Premium Standard Farms, Inc	28,760
3,332	*	Ralcorp Holdings, Inc	141,710
406		Reddy Ice Holdings, Inc	8,262
2,264		Sanderson Farms, Inc	63,369
696		Tootsie Roll Industries, Inc	20,274
4,607		Topps Co, Inc	37,870
4,140	*	TreeHouse Foods, Inc	98,905
		TOTAL FOOD AND KINDRED PRODUCTS	818,918

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
FOOD STORES - 0.38%
2,531		Great Atlantic & Pacific Tea Co, Inc	$57,504
1,500		Ingles Markets, Inc (Class A)	25,500
234	*	Pantry, Inc	13,464
6,411	*	Pathmark Stores, Inc	60,328
5,262		Ruddick Corp	128,972
200		Village Super Market	13,074
1,461		Weis Markets, Inc	60,193
		TOTAL FOOD STORES	359,035

FURNITURE AND FIXTURES - 0.53%
3,623		Ethan Allen Interiors, Inc	132,421
6,200		Furniture Brands International, Inc	129,208
1,465		Hooker Furniture Corp	24,568
2,232		Kimball International, Inc (Class B)	43,993
7,077		La-Z-Boy, Inc	99,078
1,560		Sealy Corp	20,701
1,541		Stanley Furniture Co, Inc	36,938
375	*	Williams Scotsman International, Inc	8,190
		TOTAL FURNITURE AND FIXTURES	495,097

FURNITURE AND HOMEFURNISHINGS STORES - 0.20%
2,971	*	Cost Plus, Inc	43,555
2,995		Haverty Furniture Cos, Inc	46,991
11,736		Pier 1 Imports, Inc	81,917
998		Tuesday Morning Corp	13,124
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	185,587

GENERAL BUILDING CONTRACTORS - 0.68%
836	*	Avatar Holdings, Inc	47,627
1,006		Brookfield Homes Corp	33,148
501	*	Cavco Industries, Inc	22,264
4,864	*	Hovnanian Enterprises, Inc (Class A)	146,309
2,120		Levitt Corp (Class A)	33,920
1,497		M/I Homes, Inc	52,515
3,032	*	Meritage Homes Corp	143,262
1,134	*	Palm Harbor Homes, Inc	19,947
392	*	Perini Corp	8,820
2,598		Technical Olympic USA, Inc	37,307
4,620	*	WCI Communities, Inc	93,047
		TOTAL GENERAL BUILDING CONTRACTORS	638,166

GENERAL MERCHANDISE STORES - 0.73%
6,354	*	99 Cents Only Stores	66,463
15,149	*	Big Lots, Inc	258,745
842		Bon-Ton Stores, Inc	18,423
4,040	*	Cabela's, Inc	77,810
6,375		Casey's General Stores, Inc	159,439
200	*	Conn's, Inc	5,310
5,333		Fred's, Inc	71,196
1,618		Stein Mart, Inc	23,946
		TOTAL GENERAL MERCHANDISE STORES	681,332

HEALTH SERVICES - 0.98%
403	*	Alliance Imaging, Inc	2,579

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,520	*	Amsurg Corp	$34,580
5,133	*	Apria Healthcare Group, Inc	97,014
345	*	Corvel Corp	8,625
3,709	*	Cross Country Healthcare, Inc	67,467
229	*	Emeritus Corp	4,294
2,615	*	Genesis HealthCare Corp	123,872
1,659	*	Gentiva Health Services, Inc	26,594
2,002	*	Horizon Health Corp	41,802
4,608	*	Kindred Healthcare, Inc	119,808
4,264	*	Magellan Health Services, Inc	193,202
867	*	Medcath Corp	16,334
252		National Healthcare Corp	11,227
1,042	*	Odyssey HealthCare, Inc	18,308
3,232		Option Care, Inc	38,719
2,290	*	RehabCare Group, Inc	39,800
1,408	*	Sunrise Senior Living, Inc	38,931
1,179	*	Symbion, Inc	24,476
728	*	VistaCare, Inc (Class A)	8,809
		TOTAL HEALTH SERVICES	916,441

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.17%
3,426		Granite Construction, Inc	155,095
106	*	Sterling Construction Co, Inc	2,926
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	158,021

HOLDING AND OTHER INVESTMENT OFFICES - 14.30%
6,365		Aames Investment Corp	31,761
4,557	*	Affordable Residential Communities	48,988
1,020		Agree Realty Corp	34,649
2,430		Alexandria Real Estate Equities, Inc	215,492
2,290		American Campus Communities, Inc	56,906
17,387		American Financial Realty Trust	168,306
5,981		American Home Mortgage Investment Corp	220,460
7,813		Anthracite Capital, Inc	95,006
6,651		Anworth Mortgage Asset Corp	55,203
10,740		Apollo Investment Corp	198,475
1,839		Arbor Realty Trust, Inc	46,067
6,419		Ashford Hospitality Trust, Inc	81,008
7,524		BioMed Realty Trust, Inc	225,269
4,433		Capital Lease Funding, Inc	50,581
421		Capital Southwest Corp	43,973
1,646		Capital Trust, Inc	58,630
3,942		Cedar Shopping Centers, Inc	58,026
1,500		CentraCore Properties Trust	37,125
266		Cherokee, Inc	11,002
1,737		Compass Diversified Trust	24,787
10,384		Crescent Real Estate Equities Co	192,727
6,834		Deerfield Triarc Capital Corp	88,705
8,348		DiamondRock Hospitality Co	123,634
523		EastGroup Properties, Inc	24,414
3,448		Education Realty Trust, Inc	57,409
72	*	Enstar Group, Inc	6,638
3,452		Entertainment Properties Trust	148,609
7,434		Equity Inns, Inc	123,107

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES	COMPANY	VALUE
5,050	Equity One, Inc	$105,545
6,806	Extra Space Storage, Inc	110,529
6,895	FelCor Lodging Trust, Inc	149,897
6,766	Fieldstone Investment Corp	61,977
5,992	First Industrial Realty Trust, Inc	227,336
2,686	First Potomac Realty Trust	80,016
6,454	Franklin Street Properties Corp	127,015
19,686	Friedman Billings Ramsey Group, Inc	215,955
1,464	Gladstone Capital Corp	31,315
1,033	Gladstone Investment Corp	15,495
4,186	Glenborough Realty Trust, Inc	90,166
5,332	GMH Communities Trust	70,276
2,322	Gramercy Capital Corp	60,140
544	Harris & Harris Group, Inc	6,006
6,315	Healthcare Realty Trust, Inc	201,133
3,726	Heritage Property Investment Trust	130,112
3,614	Hersha Hospitality Trust	33,574
8,145	Highland Hospitality Corp	114,682
7,414	Highwoods Properties, Inc	268,239
4,647	Home Properties, Inc	257,955
7,574	HomeBanc Corp	60,138
10,371	IMPAC Mortgage Holdings, Inc	115,948
8,487	Inland Real Estate Corp	126,287
5,785	Innkeepers U.S.A. Trust	99,965
5,959	Investors Real Estate Trust	53,810
40,700	iShares Russell 2000 Value Index Fund	2,945,459
2,105	JER Investors Trust, Inc	32,733
3,868	Kite Realty Group Trust	60,302
10,617	KKR Financial Corp	220,940
5,427	LaSalle Hotel Properties	251,270
6,966	Lexington Corporate Properties Trust	150,466
3,100	LTC Properties, Inc	69,285
5,659	Luminent Mortgage Capital, Inc	52,402
4,250	Maguire Properties, Inc	149,473
5,295	Medical Properties Trust, Inc	58,457
10,210	MFA Mortgage Investments, Inc	70,245
2,605	Mid-America Apartment Communities, Inc	145,229
3,922	MortgageIT Holdings, Inc	47,299
3,186	National Health Investors, Inc	85,672
7,543	National Retail Properties, Inc	150,483
9,844	Nationwide Health Properties, Inc	221,588
5,964	Newcastle Investment Corp	151,008
2,578	Newkirk Realty Trust, Inc	44,754
4,048	NorthStar Realty Finance Corp	48,616
4,356	Novastar Financial, Inc	137,693
6,253	Omega Healthcare Investors, Inc	82,665
1,890	Parkway Properties, Inc	85,995
4,939	Pennsylvania Real Estate Investment Trust	199,387
5,793	Post Properties, Inc	262,655
5,326	Potlatch Corp	201,057
1,932	PS Business Parks, Inc	113,988
3,695	RAIT Investment Trust	107,894
2,160	Ramco-Gershenson Properties	58,169
10,962	Realty Income Corp	240,068

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,728		Redwood Trust, Inc	$133,208
3,423		Republic Property Trust	33,819
280		Resource Capital Corp	3,604
1,224	*	Rockville Financial, Inc	18,017
7,071		Saxon Capital, Inc	80,892
8,340		Senior Housing Properties Trust	149,369
2,437		Sizeler Property Investors, Inc	39,138
2,208		Sovran Self Storage, Inc	112,144
11,034		Spirit Finance Corp	124,243
2,450	*	Star Maritime Acquisition Corp	24,892
9,748		Strategic Hotel Capital, Inc	202,173
7,645		Sunstone Hotel Investors, Inc	222,164
1,794		Tarragon Corp	24,847
8,964		Trustreet Properties, Inc	118,235
1,535		Universal Health Realty Income Trust	48,122
2,710		Urstadt Biddle Properties, Inc (Class A)	44,146
6,266		U-Store-It Trust	118,177
2,688		Windrose Medical Properties Trust	39,245
3,450		Winston Hotels, Inc	42,262
3,045		Winthrop Realty Trust	18,087
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	13,382,504

HOTELS AND OTHER LODGING PLACES - 0.83%
2,513		Ameristar Casinos, Inc	48,878
3,640	*	Aztar Corp	189,134
2,773	*	Bluegreen Corp	31,779
5,419	*	Gaylord Entertainment Co	236,485
3,601	*	Great Wolf Resorts, Inc	43,248
2,698	*	Lodgian, Inc	38,447
2,826		Marcus Corp	59,007
1,750	*	Outdoor Channel Holdings, Inc	18,060
637	*	Riviera Holdings Corp	12,867
3,690	*	Trump Entertainment Resorts, Inc	74,354
581	*	Vail Resorts, Inc	21,555
		TOTAL HOTELS AND OTHER LODGING PLACES	773,814

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.77%
8,504	*	Advanced Digital Information Corp	100,092
1,285		Albany International Corp (Class A)	54,471
843		Ampco-Pittsburgh Corp	24,152
2,464	*	Asyst Technologies, Inc	18,554
13,847	*	Axcelis Technologies, Inc	81,697
2,349		Black Box Corp	90,037
2,304	*	Blount International, Inc	27,694
7,013		Briggs & Stratton Corp	218,174
10,032	*	Brooks Automation, Inc	118,378
1,739		Cascade Corp	68,777
1,486	*	Cirrus Logic, Inc	12,096
5,490		Curtiss-Wright Corp	169,531
313	*	Cymer, Inc	14,542
7,701	*	Electronics for Imaging, Inc	160,797
7,861	*	Emulex Corp	127,898
2,902	*	EnPro Industries, Inc	97,507
16,581	*	Entegris, Inc	158,017

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
16,053	*	Extreme Networks, Inc	$66,780
34,922	*	Gateway, Inc	66,352
1,004	*	Gehl Co	25,632
2,179	*	Global Imaging Systems, Inc	89,949
1,043	*	Goodman Global, Inc	15,833
1,200		Gorman-Rupp Co	31,920
1,802	*	Kadant, Inc	41,446
5,290		Kennametal, Inc	329,303
1,061	*	Komag, Inc	48,997
7,589	*	Kulicke & Soffa Industries, Inc	56,234
1,310		Lindsay Manufacturing Co	35,527
4,657		Modine Manufacturing Co	108,788
731		Nacco Industries, Inc (Class A)	100,447
2,051		NN, Inc	25,330
613		Nordson Corp	30,147
3,157	*	Oil States International, Inc	108,222
11,680	*	Palm, Inc	188,048
5,467	*	Paxar Corp	112,456
3,419	*	ProQuest Co	42,020
25,460	*	Quantum Corp	66,705
1,510		Robbins & Myers, Inc	39,471
15,989	*	Safeguard Scientifics, Inc	34,536
464		Sauer-Danfoss, Inc	11,795
199	*	Scansource, Inc	5,835
2,584	*	Semitool, Inc	23,308
1,760		Standex International Corp	53,416
2,310	*	Tecumseh Products Co (Class A)	44,352
979		Tennant Co	49,224
436	*	Ultratech, Inc	6,863
3,986		Woodward Governor Co	121,613
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,522,963

INSTRUMENTS AND RELATED PRODUCTS - 2.33%
877		Analogic Corp	40,877
2,095	*	Anaren, Inc	42,927
632		Badger Meter, Inc	17,064
2,485	*	Bio-Rad Laboratories, Inc (Class A)	161,376
288	*	Biosite, Inc	13,150
1,865	*	Coherent, Inc	62,906
3,001		Cohu, Inc	52,668
3,927	*	Conmed Corp	81,289
13,440	*	Credence Systems Corp	47,040
1,640		Datascope Corp	50,578
375	*	Eagle Test Systems, Inc	5,258
2,202		EDO Corp	53,597
3,581	*	Encore Medical Corp	17,225
2,226	*	Esterline Technologies Corp	92,579
558	*	Excel Technology, Inc	16,695
3,339	*	Fossil, Inc	60,135
4,728	*	HealthTronics, Inc	36,169
1,629	*	Herley Industries, Inc	18,261
1,178	*	ICU Medical, Inc	49,759
7,040	*	Input/Output, Inc	66,528
4,198		Invacare Corp	104,446

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,030	*	Kensey Nash Corp	$30,385
1,497	*	Kopin Corp	5,404
824	*	Medical Action Industries, Inc	18,202
3,644	*	Merit Medical Systems, Inc	50,141
1,539		Mine Safety Appliances Co	61,868
4,856	*	MKS Instruments, Inc	97,703
363	*	Molecular Devices Corp	11,093
2,567		Movado Group, Inc	58,913
384		MTS Systems Corp	15,172
5,435	*	Newport Corp	87,612
2,169		Oakley, Inc	36,548
969	*	Photon Dynamics, Inc	12,132
169	*	Rofin-Sinar Technologies, Inc	9,712
2,787	*	Rudolph Technologies, Inc	40,412
9,032		STERIS Corp	206,472
671	*	Symmetry Medical, Inc	10,333
670	*	Teledyne Technologies, Inc	21,949
827	*	Thoratec Corp	11,470
2,866	*	Varian, Inc	118,968
386	*	Veeco Instruments, Inc	9,202
1,678	*	Viasys Healthcare, Inc	42,957
2,592	*	Viisage Technology, Inc	39,295
133		Vital Signs, Inc	6,587
457	*	Wright Medical Group, Inc	9,565
1,686		X-Rite, Inc	18,529
505	*	Zoll Medical Corp	16,544
2,413	*	Zygo Corp	39,549
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,177,244

INSURANCE AGENTS, BROKERS AND SERVICE - 0.38%
2,040		Clark, Inc	26,928
2,877		Crawford & Co (Class B)	20,657
4,431		Hilb Rogal & Hobbs Co	165,143
1,202	*	James River Group, Inc	29,930
813		National Financial Partners Corp	36,024
6,085	*	USI Holdings Corp	81,600
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	360,282

INSURANCE CARRIERS - 4.33%
4,127		21st Century Insurance Group	59,429
1,230		Affirmative Insurance Holdings, Inc	19,250
4,370		Alfa Corp	72,367
7,361		American Equity Investment Life Holding Co	78,468
950	*	American Physicians Capital, Inc	49,961
5,672	*	AMERIGROUP Corp	176,059
4,145	*	Argonaut Group, Inc	124,516
1,000		Baldwin & Lyons, Inc (Class B)	25,500
2,239		Bristol West Holdings, Inc	35,824
3,394		Capital Title Group, Inc	25,014
2,260	*	CNA Surety Corp	39,053
7,171		Commerce Group, Inc	211,831
5,731		Delphi Financial Group, Inc (Class A)	208,379
2,014		Direct General Corp	34,077
1,630		Donegal Group, Inc	31,638

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
820		EMC Insurance Group, Inc	$23,583
1,830		FBL Financial Group, Inc (Class A)	59,292
1,246	*	First Acceptance Corp	14,678
1,429	*	Fpic Insurance Group, Inc	55,374
1,194		Great American Financial Resources, Inc	24,990
1,756		Harleysville Group, Inc	55,700
500	*	Healthspring, Inc	9,375
5,939		Horace Mann Educators Corp	100,666
670		Independence Holding Co	15,015
2,848		Infinity Property & Casualty Corp	116,768
500		Kansas City Life Insurance Co	21,085
2,377		LandAmerica Financial Group, Inc	153,554
3,272	*	Meadowbrook Insurance Group, Inc	27,223
1,494		Midland Co	56,742
856	*	Molina Healthcare, Inc	32,571
780		National Interstate Corp	21,154
325		National Western Life Insurance Co (Class A)	77,886
1,722	*	Navigators Group, Inc	75,458
717		NYMAGIC, Inc	20,829
1,805		Odyssey Re Holdings Corp	47,562
8,627		Ohio Casualty Corp	256,481
15,212		Phoenix Cos, Inc	214,185
4,567	*	PMA Capital Corp (Class A)	47,040
2,761		Presidential Life Corp	67,865
4,129	*	ProAssurance Corp	198,935
3,042		RLI Corp	146,564
1,689		Safety Insurance Group, Inc	80,312
1,300	*	SCPIE Holdings, Inc	30,225
2,087	*	SeaBright Insurance Holdings, Inc	33,622
3,813		Selective Insurance Group, Inc	213,032
1,888		State Auto Financial Corp	61,436
2,353		Stewart Information Services Corp	85,437
1,524	*	Triad Guaranty, Inc	74,493
2,730		United Fire & Casualty Co	82,255
5,068	*	Universal American Financial Corp	66,644
4,918		Zenith National Insurance Corp	195,097
		TOTAL INSURANCE CARRIERS	4,054,494

LEATHER AND LEATHER PRODUCTS - 0.30%
2,705	*	Genesco, Inc	91,618
3,211	*	Timberland Co (Class A)	83,807
960		Weyco Group, Inc	22,291
3,744		Wolverine World Wide, Inc	87,348
		TOTAL LEATHER AND LEATHER PRODUCTS	285,064

LEGAL SERVICES - 0.07%
2,508	*	FTI Consulting, Inc	67,139
		TOTAL LEGAL SERVICES	67,139

LUMBER AND WOOD PRODUCTS - 0.18%
900		Skyline Corp	38,502
2,069		Universal Forest Products, Inc	129,788
		TOTAL LUMBER AND WOOD PRODUCTS	168,290

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
METAL MINING - 0.22%
1,911		Cleveland-Cliffs, Inc	$151,523
1,347		Royal Gold, Inc	37,474
1,171	*	Stillwater Mining Co	14,848
		TOTAL METAL MINING	203,845

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.59%
3,534		Blyth, Inc	65,238
10,425		Callaway Golf Co	135,421
3,696	*	Jakks Pacific, Inc	74,253
6,355	*	K2, Inc	69,524
709		Marine Products Corp	6,899
1,066		Nautilus, Inc	16,747
2,617	*	RC2 Corp	101,173
1,620	*	Russ Berrie & Co, Inc	19,861
931	*	Steinway Musical Instruments, Inc	22,828
1,624		Yankee Candle Co, Inc	40,616
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	552,560

MISCELLANEOUS RETAIL - 0.54%
959	*	AC Moore Arts & Crafts, Inc	15,641
617		Big 5 Sporting Goods Corp	12,032
1,858		Books-A-Million, Inc	30,991
8,672		Borders Group, Inc	160,085
1,980		Cash America International, Inc	63,360
1,517	*	dELiA*s, Inc	12,257
589		Longs Drug Stores Corp	26,870
1,045	*	Pricesmart, Inc	10,471
1,300	*	Systemax, Inc	10,140
444	*	Valuevision International, Inc (Class A)	4,897
6,473	*	Zale Corp	155,935
		TOTAL MISCELLANEOUS RETAIL	502,679

MOTION PICTURES - 0.42%
5,139	*	Avid Technology, Inc	171,283
25,972	*	Blockbuster, Inc (Class A)	129,341
1,606		Carmike Cinemas, Inc	33,854
1,001	*	Macrovision Corp	21,542
2,265	*	Time Warner Telecom, Inc (Class A)	33,635
		TOTAL MOTION PICTURES	389,655

NONDEPOSITORY INSTITUTIONS - 0.99%
2,410	*	Accredited Home Lenders Holding Co	115,222
2,386		Advanta Corp (Class B)	85,777
5,288		Ares Capital Corp	89,526
6,902		CharterMac	129,136
687	*	CompuCredit Corp	26,408
9,540		Doral Financial Corp	61,151
1,700	b*	DVI, Inc	4
1,424		Federal Agricultural Mortgage Corp (Class C)	39,445
3,617		Financial Federal Corp	100,589
1,673	*	INVESTools, Inc	13,284
7,305		MCG Capital Corp	116,150
1,882		Medallion Financial Corp	24,391

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,306		NGP Capital Resources Co	$33,737
4,827	*	Ocwen Financial Corp	61,351
1,487		Technology Investment Capital Corp	21,785
160	*	World Acceptance Corp	5,683
		TOTAL NONDEPOSITORY INSTITUTIONS	923,639

NONMETALLIC MINERALS, EXCEPT FUELS - 0.11%
4,239		Compass Minerals International, Inc	105,763
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	105,763

OIL AND GAS EXTRACTION - 2.73%
2,121	*	Bill Barrett Corp	62,803
338	*	Bois d'Arc Energy, Inc	5,567
6,111	*	Brigham Exploration Co	48,338
400	*	Bronco Drilling Co, Inc	8,356
1,320	*	Callon Petroleum Co	25,529
1,756	*	Comstock Resources, Inc	52,434
461	*	Dawson Geophysical Co	14,185
1,396		Delta & Pine Land Co	41,042
560	*	Delta Petroleum Corp	9,593
2,320	*	Edge Petroleum Corp	46,354
7,076	*	Encore Acquisition Co	189,849
1,486	*	Energy Partners Ltd	28,160
6,918	*	EXCO Resources, Inc	78,865
13,718	*	Hanover Compressor Co	257,624
5,190	*	Harvest Natural Resources, Inc	70,273
3,943	*	Houston Exploration Co	241,272
3,325	*	McMoRan Exploration Co	58,520
11,948	*	Meridian Resource Corp	41,818
5,080	*	Newpark Resources, Inc	31,242
14,530	*	Parker Drilling Co	104,325
800	v*	PetroCorp	0
7,905	*	PetroHawk Energy Corp	99,603
4,238	*	Petroquest Energy, Inc	52,043
1,340	*	RAM Energy Resources, Inc	7,665
6,773	*	Rosetta Resources, Inc	112,567
3,651	*	Stone Energy Corp	169,954
1,796	*	Sulphco, Inc	12,859
3,904	*	Swift Energy Co	167,599
5,971	*	Transmontaigne, Inc	66,935
1,560	*	Trico Marine Services, Inc	53,040
1,794	*	Union Drilling, Inc	26,659
1,512	*	Veritas DGC, Inc	77,989
5,155	*	Warren Resources, Inc	74,026
491	*	Warrior Energy Service Corp	11,946
4,957	*	Whiting Petroleum Corp	207,550
		TOTAL OIL AND GAS EXTRACTION	2,556,584

PAPER AND ALLIED PRODUCTS - 0.95%
7,560		Bowater, Inc	171,990
5,052	*	Buckeye Technologies, Inc	38,597
3,830	*	Caraustar Industries, Inc	34,470
2,630		Chesapeake Corp	43,158
6,074		Glatfelter	96,394

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,200		Greif, Inc (Class A)	$164,912
5,377		Longview Fibre Co	102,647
3,836	*	Mercer International, Inc	33,296
1,998	*	Playtex Products, Inc	20,839
4,200		Rock-Tenn Co (Class A)	66,990
2,180		Schweitzer-Mauduit International, Inc	47,197
5,685		Wausau Paper Corp	70,778
		TOTAL PAPER AND ALLIED PRODUCTS	891,268

PERSONAL SERVICES - 0.49%
1,660		Coinmach Service Corp	17,015
3,440	*	Coinstar, Inc	82,354
2,832		G & K Services, Inc (Class A)	97,138
6,113		Regis Corp	217,684
1,340		Unifirst Corp	46,230
		TOTAL PERSONAL SERVICES	460,421

PETROLEUM AND COAL PRODUCTS - 0.35%
594		Alon USA Energy, Inc	18,693
1,704		ElkCorp	47,320
1,350	*	Giant Industries, Inc	89,843
2,474	*	Headwaters, Inc	63,235
1,129		WD-40 Co	37,901
3,118		Western Refining, Inc	67,286
		TOTAL PETROLEUM AND COAL PRODUCTS	324,278

PRIMARY METAL INDUSTRIES - 2.19%
5,807		Belden CDT, Inc	191,921
2,670	*	Brush Engineered Materials, Inc	55,670
1,473	*	Century Aluminum Co	52,571
2,545	*	Chaparral Steel Co	183,291
579	*	General Cable Corp	20,265
3,220		Gibraltar Industries, Inc	93,380
3,889	*	Lone Star Technologies, Inc	210,084
1,421		Matthews International Corp (Class A)	48,982
848	*	Maverick Tube Corp	53,585
4,236		Mueller Industries, Inc	139,915
1,860	*	NS Group, Inc	102,449
1,106		Olympic Steel, Inc	39,141
656	*	Oregon Steel Mills, Inc	33,233
3,967		Quanex Corp	170,859
2,989		Schnitzer Steel Industries, Inc (Class A)	106,050
1,512		Steel Technologies, Inc	29,393
2,477	*	Superior Essex, Inc	74,137
2,605		Texas Industries, Inc	138,326
4,540		Tredegar Corp	71,823
1,434	*	Wheeling-Pittsburgh Corp	28,522
9,682		Worthington Industries, Inc	202,838
		TOTAL PRIMARY METAL INDUSTRIES	2,046,435

PRINTING AND PUBLISHING - 1.86%
3,659	*	ACCO Brands Corp	80,132
7,131		American Greetings Corp (Class A)	149,822
3,349		Banta Corp	155,159

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
12,108		Belo (A.H.) Corp Series A	$188,885
4,198		Bowne & Co, Inc	60,031
481	*	Consolidated Graphics, Inc	25,041
1,102		Courier Corp	44,102
794		CSS Industries, Inc	22,828
3,590		Ennis, Inc	70,651
4,779		Hollinger International, Inc	38,375
2,141		John H Harland Co	93,134
5,843		Journal Communications, Inc	65,675
5,333		Journal Register Co	47,784
6,123		Lee Enterprises, Inc	165,015
2,963		Media General, Inc (Class A)	124,120
2,517	*	Playboy Enterprises, Inc (Class B)	25,120
26,767	*	Primedia, Inc	48,984
6,263		Reader's Digest Association, Inc (Class A)	87,431
1,686		Schawk, Inc	29,505
4,705	*	Scholastic Corp	122,189
2,564		Standard Register Co	30,383
2,659	*	Valassis Communications, Inc	62,726
		TOTAL PRINTING AND PUBLISHING	1,737,092

RAILROAD TRANSPORTATION - 0.09%
1,677		Florida East Coast Industries	87,757
		TOTAL RAILROAD TRANSPORTATION	87,757

REAL ESTATE - 0.38%
5,537	*	Alderwoods Group, Inc	107,750
1,325	*	California Coastal Communities, Inc	42,400
610		Orleans Homebuilders, Inc	9,913
14,880		Stewart Enterprises, Inc (Class A)	85,560
3,173	*	Trammell Crow Co	111,594
		TOTAL REAL ESTATE	357,217

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.53%
2,066	*	Applied Films Corp	58,860
8,489		Cooper Tire & Rubber Co	94,567
648	*	Deckers Outdoor Corp	24,987
3,949		Schulman (A.), Inc	90,393
145	*	Skechers U.S.A., Inc (Class A)	3,496
4,350		Spartech Corp	98,310
2,161		Titan International, Inc	40,432
4,351		Tupperware Corp	85,671
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	496,716

SECURITY AND COMMODITY BROKERS - 0.76%
424		Calamos Asset Management, Inc (Class A)	12,292
299		Cohen & Steers, Inc	7,056
722		GAMCO Investors, Inc	26,541
14,165	*	Knight Capital Group, Inc	215,733
7,352	*	LaBranche & Co, Inc	89,033
2,326	*	MarketAxess Holdings, Inc	25,609
2,830	*	Piper Jaffray Cos	173,224
1,698		Sanders Morris Harris Group, Inc	25,657
890	*	Stifel Financial Corp	31,426

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,050		SWS Group, Inc	$49,446
2,456		Waddell & Reed Financial, Inc (Class A)	50,495
		TOTAL SECURITY AND COMMODITY BROKERS	706,512

SOCIAL SERVICES - 0.09%
2,859	*	Capital Senior Living Corp	29,391
2,930	*	Res-Care, Inc	58,600
		TOTAL SOCIAL SERVICES	87,991

SPECIAL TRADE CONTRACTORS - 0.52%
3,700		Comfort Systems USA, Inc	52,873
5,438	*	Dycom Industries, Inc	115,775
4,192	*	EMCOR Group, Inc	204,025
3,624	*	Insituform Technologies, Inc (Class A)	82,953
1,110	*	Layne Christensen Co	31,469
		TOTAL SPECIAL TRADE CONTRACTORS	487,095

STONE, CLAY, AND GLASS PRODUCTS - 0.07%
1,044		Apogee Enterprises, Inc	15,347
1,392	*	Cabot Microelectronics Corp	42,192
786	*	US Concrete, Inc	8,685
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	66,224

TEXTILE MILL PRODUCTS - 0.09%
1,887		Oxford Industries, Inc	74,367
981		Xerium Technologies, Inc	9,241
		TOTAL TEXTILE MILL PRODUCTS	83,608

TOBACCO PRODUCTS - 0.17%
3,492		Universal Corp	129,972
1,808		Vector Group Ltd	29,380
		TOTAL TOBACCO PRODUCTS	159,352

TRANSPORTATION BY AIR - 0.78%
142	*	Air Methods Corp	3,718
2,745	*	Alaska Air Group, Inc	108,208
2,153	*	Atlas Air Worldwide Holdings, Inc	105,583
3,156	*	Bristow Group, Inc	113,616
5,778	*	ExpressJet Holdings, Inc	39,926
3,981	*	Frontier Airlines Holdings, Inc	28,703
4,673	*	JetBlue Airways Corp	56,730
4,792	*	Mesa Air Group, Inc	47,201
747	*	PHI, Inc	24,800
4,332	*	Republic Airways Holdings, Inc	73,731
5,295		Skywest, Inc	131,316
		TOTAL TRANSPORTATION BY AIR	733,532

TRANSPORTATION EQUIPMENT - 1.95%
762		A.O. Smith Corp	35,326
762	*	AAR Corp	16,939
1,454	*	Accuride Corp	18,131
2,925	*	Aftermarket Technology Corp	72,686
6,936		American Axle & Manufacturing Holdings, Inc	118,675
1,761		Arctic Cat, Inc	34,357

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
9,473		ArvinMeritor, Inc	$162,841
997	*	Aviall, Inc	47,377
4,366		Clarcor, Inc	130,063
6,392		Federal Signal Corp	96,775
801		Freightcar America, Inc	44,464
1,112		Greenbrier Cos, Inc	36,407
3,322		Group 1 Automotive, Inc	187,161
1,459	*	K&F Industries Holdings, Inc	25,868
3,282		Kaman Corp (Class A)	59,732
3,707		Monaco Coach Corp	47,079
886	*	Navistar International Corp	21,804
388		Noble International Ltd	5,556
3,846	*	Orbital Sciences Corp	62,074
1,058		Polaris Industries, Inc	45,811
878	*	Sequa Corp (Class A)	71,557
3,091		Superior Industries International, Inc	56,534
5,046	*	Tenneco, Inc	131,196
497	*	TransDigm Group, Inc	11,903
1,764	*	Triumph Group, Inc	84,672
17,193	*	Visteon Corp	123,962
4,165		Wabash National Corp	63,974
362		Winnebago Industries, Inc	11,236
		TOTAL TRANSPORTATION EQUIPMENT	1,824,160

TRANSPORTATION SERVICES - 0.33%
920		Ambassadors International, Inc	21,390
166	*	Dynamex, Inc	3,620
9,045		Lear Corp	200,889
2,055	*	Navigant International, Inc	32,942
5,194	*	RailAmerica, Inc	54,329
		TOTAL TRANSPORTATION SERVICES	313,170

TRUCKING AND WAREHOUSING - 0.62%
3,365		Arkansas Best Corp	168,957
414		Forward Air Corp	16,862
3,807		Heartland Express, Inc	68,107
1,561	*	Marten Transport Ltd	33,936
374	*	P.A.M. Transportation Services, Inc	10,805
150	*	Patriot Transportation Holding, Inc	13,017
2,041	*	SCS Transportation, Inc	56,189
6,654	*	SIRVA, Inc	43,051
729	*	U.S. Xpress Enterprises, Inc (Class A)	19,698
467	*	USA Truck, Inc	8,322
6,836		Werner Enterprises, Inc	138,566
		TOTAL TRUCKING AND WAREHOUSING	577,510

WATER TRANSPORTATION - 0.23%
2,125	*	Gulfmark Offshore, Inc	54,889
1,178		Horizon Lines, Inc	18,872
3,108	*	Hornbeck Offshore Services, Inc	110,396
1,410		Maritrans, Inc	35,109
		TOTAL WATER TRANSPORTATION	219,266

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
WHOLESALE TRADE-DURABLE GOODS - 1.08%
4,069		Agilysys, Inc	$73,242
1,102		Barnes Group, Inc	21,985
1,640		BlueLinx Holdings, Inc	21,369
3,857		Building Material Holding Corp	107,495
703		Castle (A.M.) & Co	22,672
1,636	*	Digi International, Inc	20,499
2,512	*	Genesis Microchip, Inc	29,039
15,060		IKON Office Solutions, Inc	189,756
6,478	*	Insight Enterprises, Inc	123,406
581		Lawson Products, Inc	22,903
1,513	*	Merge Technologies, Inc	18,625
5,305		Owens & Minor, Inc	151,723
7,219		PEP Boys-Manny Moe & Jack	84,679
3,460		Ryerson Tull, Inc	93,420
1,906	*	West Marine, Inc	25,693
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,006,506

WHOLESALE TRADE-NONDURABLE GOODS - 1.22%
12,617		Alliance One International, Inc	56,019
710	*	Central European Distribution Corp	17,864
1,305	*	Core-Mark Holding Co, Inc	46,719
4,109	*	Hain Celestial Group, Inc	105,848
1,216		Kenneth Cole Productions, Inc (Class A)	27,153
1,636		K-Swiss, Inc (Class A)	43,681
233	*	Maui Land & Pineapple Co, Inc	8,807
1,612		Myers Industries, Inc	27,710
1,748		Nash Finch Co	37,215
2,975		Nu Skin Enterprises, Inc (Class A)	44,179
4,629	*	Performance Food Group Co	140,629
1,097	*	Perry Ellis International, Inc	27,765
2,767	*	School Specialty, Inc	88,129
1,790	*	Smart & Final, Inc	30,144
3,789	*	Source Interlink Cos, Inc	45,089
2,745		Spartan Stores, Inc	40,159
5,160		Stride Rite Corp	68,060
12,779	*	Terra Industries, Inc	81,402
4,224	*	United Stationers, Inc	208,328
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,144,900

		TOTAL COMMON STOCKS	91,232,554
		(Cost $82,076,381)

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.66%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.66%
$ 620,000		Federal Home Loan Bank (FHLB) 4.950%, 07/03/06	620,000

		TOTAL SHORT-TERM INVESTMENTS	620,000
		(Cost $619,832)

		TOTAL PORTFOLIO - 98.17%	91,852,554
		(Cost $82,696,213)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

		VALUE

	OTHER ASSETS & LIABILITIES, NET - 1.83%	$1,715,317

	NET ASSETS - 100.00%	$93,567,871

*	Non-income producing
b	In bankruptcy
v	Security valued at fair value

	For ease of presentation, we have grouped a number of industry classification categories together in
	the Statement of Investments. Note that the funds use more specific industry categories in following
	their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP BLEND INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2006
SHARES		COMPANY	VALUE

COMMON STOCKS - 98.20%

AGRICULTURAL PRODUCTION-CROPS - 0.04%
5,761		Chiquita Brands International, Inc	$79,387
		TOTAL AGRICULTURAL PRODUCTION-CROPS	79,387

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.11%
5,706		Pilgrim's Pride Corp	147,215
49		Seaboard Corp	62,720
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	209,935

AMUSEMENT AND RECREATION SERVICES - 0.83%
7,430	*	Bally Technologies, Inc	122,372
5,202	*	Bally Total Fitness Holding Corp	35,270
2,865	*	Century Casinos, Inc	30,684
1,232		Churchill Downs, Inc	46,138
2,056		Dover Downs Gaming & Entertainment, Inc	40,380
2,293		Dover Motorsports, Inc	13,460
3,226	*	Lakes Entertainment, Inc	39,002
4,416	*	Leapfrog Enterprises, Inc	44,602
4,294	*	Life Time Fitness, Inc	198,683
8,985	*	Live Nation, Inc	182,935
4,855	*	Magna Entertainment Corp (Class A)	25,537
6,660	*	Marvel Entertainment, Inc	133,200
2,899	*	MTR Gaming Group, Inc	27,193
3,795	*	Multimedia Games, Inc	38,443
6,777	*	Pinnacle Entertainment, Inc	207,715
10,486	*	Six Flags, Inc	58,931
2,285		Speedway Motorsports, Inc	86,236
9,851		Westwood One, Inc	73,883
3,814	*	WMS Industries, Inc	104,465
2,999		World Wrestling Entertainment, Inc	50,653
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,559,782

APPAREL AND ACCESSORY STORES - 1.60%
7,818	*	Aeropostale, Inc	225,862
3,345		Bebe Stores, Inc	51,580
3,886		Brown Shoe Co, Inc	132,435
1,308		Buckle, Inc	54,766
1,827	*	Cache, Inc	31,680
6,858	*	Carter's, Inc	181,257
4,168	*	Casual Male Retail Group, Inc	41,888
4,241		Cato Corp (Class A)	109,630
2,367	*	Charlotte Russe Holding, Inc	56,666
16,937	*	Charming Shoppes, Inc	190,372
3,189	*	Children's Place Retail Stores, Inc	191,499
5,181		Christopher & Banks Corp	150,249
890	*	Citi Trends, Inc	37,994

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
816		DEB Shops, Inc	$19,674
6,463	*	Dress Barn, Inc	163,837
2,287	*	DSW, Inc	83,293
5,826		Finish Line, Inc (Class A)	68,922
6,242	*	HOT Topic, Inc	71,845
3,160	*	Jo-Ann Stores, Inc	46,294
2,539	*	JOS A Bank Clothiers, Inc	60,834
3,022	*	New York & Co, Inc	29,525
10,320	*	Pacific Sunwear Of California, Inc	185,038
9,517	*	Payless Shoesource, Inc	258,577
1,212	*	Shoe Carnival, Inc	28,918
3,814		Stage Stores, Inc	125,862
686	*	Syms Corp	12,622
3,125		Talbots, Inc	57,656
10,097	*	The Wet Seal, Inc	49,273
4,763	*	Too, Inc	182,852
2,938	*	Under Armour, Inc	125,218
		TOTAL APPAREL AND ACCESSORY STORES	3,026,118

APPAREL AND OTHER TEXTILE PRODUCTS - 0.68%
1,859	*	Columbia Sportswear Co	84,138
3,700	v*	DHB Industries, Inc	7,104
2,962	*	Guess ?, Inc	123,664
4,740	*	Gymboree Corp	164,762
4,472	*	Hartmarx Corp	26,832
3,690		Kellwood Co	108,006
2,021	*	Maidenform Brands, Inc	24,919
7,791		Phillips-Van Heusen Corp	297,305
17,242	*	Quiksilver, Inc	210,008
4,607		Russell Corp	83,663
1,866	*	True Religion Apparel, Inc	33,028
6,443	*	Warnaco Group, Inc	120,355
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,283,784

AUTO REPAIR, SERVICES AND PARKING - 0.47%
1,462	*	Amerco, Inc	147,165
1,653		Bandag, Inc	60,483
1,559		Central Parking Corp	24,944
3,570	*	Dollar Thrifty Automotive Group, Inc	160,900
2,247	*	Midas, Inc	41,345
1,673		Monro Muffler, Inc	54,473
7,617	*	PHH Corp	209,772
722	*	Standard Parking Corp	19,552
5,743	*	Wright Express Corp	165,054
		TOTAL AUTO REPAIR, SERVICES AND PARKING	883,688

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.22%
1,223	*	America's Car-Mart, Inc	24,839
1,796	*	Asbury Automotive Group, Inc	37,608
6,324	*	CSK Auto Corp	75,698
2,129		Lithia Motors, Inc (Class A)	64,551
2,331	*	MarineMax, Inc	61,142
2,933	*	Rush Enterprises, Inc (Class A)	53,293
4,304		Sonic Automotive, Inc	95,463
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	412,594

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
BUILDING MATERIALS AND GARDEN SUPPLIES - 0.09%
2,125	*	Builders FirstSource, Inc	$43,265
3,043	*	Central Garden & Pet Co	131,001
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	174,266

BUSINESS SERVICES - 10.65%
8,696	*	@Road, Inc	48,002
6,848	*	24/7 Real Media, Inc	60,125
55,320	*	3Com Corp	283,238
1,886	*	3D Systems Corp	37,890
6,177		Aaron Rents, Inc	166,038
6,055		ABM Industries, Inc	103,540
3,940	*	Acacia Research (Acacia Technologies)	55,396
1,897	*	Access Integrated Technologies, Inc	18,610
7,967	*	Actuate Corp	32,187
3,221		Administaff, Inc	115,344
3,175	*	Advent Software, Inc	114,522
4,533		Advo, Inc	111,557
7,980	*	Agile Software Corp	50,593
3,264	*	Altiris, Inc	58,882
3,667	*	American Reprographics Co	132,929
4,594	*	AMN Healthcare Services, Inc	93,258
2,319	*	Ansoft Corp	47,493
4,702	*	Ansys, Inc	224,850
10,748	*	aQuantive, Inc	272,247
4,321		Arbitron, Inc	165,624
10,407	*	Ariba, Inc	85,650
15,757	*	Art Technology Group, Inc	46,956
6,359	*	Aspen Technology, Inc	83,430
2,364	*	Asset Acceptance Capital Corp	46,807
3,789	*	Audible, Inc	34,442
6,971	*	Avocent Corp	182,989
1,490	*	Bankrate, Inc	56,262
985	*	Barrett Business Services	18,075
25,922	*	BearingPoint, Inc	216,967
16,917	*	BISYS Group, Inc	231,763
6,157		Blackbaud, Inc	139,764
3,907	*	Blackboard, Inc	113,147
2,042	*	Blue Coat Systems, Inc	34,428
11,240	*	Borland Software Corp	59,347
2,907	*	Bottomline Technologies, Inc	23,663
6,009		Brady Corp (Class A)	221,371
4,311	*	CACI International, Inc (Class A)	251,461
6,593		Catalina Marketing Corp	187,637
8,421	*	CBIZ, Inc	62,400
11,192	*	Chordiant Software, Inc	33,912
8,025	*	Ciber, Inc	52,885
1,224	*	Clayton Holdings, Inc	15,973
1,447	*	Click Commerce, Inc	28,549
65,616	*	CMGI, Inc	79,395
21,178	*	CNET Networks, Inc	169,000
2,961	*	Cogent Communications Group, Inc	27,745

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,105	*	Cogent, Inc	$92,002
6,534		Cognex Corp	170,080
1,323		Computer Programs & Systems, Inc	52,867
2,116	*	COMSYS IT Partners, Inc	31,994
4,285	*	Concur Technologies, Inc	66,289
3,981	*	Convera Corp	26,752
2,384	*	CoStar Group, Inc	142,635
4,317	*	Covansys Corp	54,265
24	b,v*	Cross Media Marketing Corp	(0)
6,886	*	CSG Systems International, Inc	170,360
4,283	*	Cybersource Corp	50,111
1,691	*	DealerTrack Holdings, Inc	37,388
7,235		Deluxe Corp	126,468
5,505	*	Dendrite International, Inc	50,866
4,938	*	Digital Insight Corp	169,324
5,595	*	Digital River, Inc	225,982
18,611	*	Earthlink, Inc	161,171
4,362	*	Echelon Corp	32,671
6,387	*	Eclipsys Corp	115,988
2,546	*	eCollege.com, Inc	53,822
6,576	*	eFunds Corp	145,001
2,459	*	Electro Rent Corp	39,393
2,956	*	Emageon, Inc	43,128
7,752	*	Epicor Software Corp	81,629
2,000	*	EPIQ Systems, Inc	33,280
4,043	*	Equinix, Inc	221,799
2,809	*	eSpeed, Inc (Class A)	23,399
5,229	*	FalconStor Software, Inc	36,446
5,843	*	Filenet Corp	157,352
1,128	*	First Advantage Corp	26,237
1,964	*	Forrester Research, Inc	54,953
1,631	*	FTD Group, Inc	22,019
7,981	*	Gartner, Inc (Class A)	113,330
3,192	*	Gerber Scientific, Inc	41,528
3,830		Gevity HR, Inc	101,686
4,683	*	Global Cash Access, Inc	73,195
1,713	*	H&E Equipment Services, Inc	50,448
3,849		Healthcare Services Group	80,637
1,969	*	Heartland Payment Systems, Inc	54,896
2,693	*	Heidrick & Struggles International, Inc	91,131
3,352	*	Hudson Highland Group, Inc	36,168
7,808	*	Hypercom Corp	73,005
8,335	*	Hyperion Solutions Corp	230,046
1,998	*	i2 Technologies, Inc	25,315
958	*	ICT Group, Inc	23,500
3,338	*	iGate Corp	21,330
3,303	*	IHS, Inc	97,868
2,821	*	Infocrossing, Inc	32,583
12,394	*	Informatica Corp	163,105
4,606	*	Infospace, Inc	104,418
4,348		infoUSA, Inc	44,828
1,999	*	Innovative Solutions & Support, Inc	28,106
1,498		Integral Systems, Inc	40,191
5,047	*	Interactive Data Corp	101,394

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,122	*	Intergraph Corp	$129,802
43,199	*	Internap Network Services Corp	45,359
5,365	*	Internet Capital Group, Inc	48,285
5,489	*	Internet Security Systems, Inc	103,468
1,688		Interpool, Inc	37,507
5,863	*	Interwoven, Inc	50,305
4,059	*	inVentiv Health, Inc	116,818
9,174	*	Ipass, Inc	51,374
11,219		Jack Henry & Associates, Inc	220,566
4,424	*	JDA Software Group, Inc	62,069
2,870	*	Jupitermedia Corp	37,310
4,686	*	Kanbay International, Inc	68,134
6,237	*	Keane, Inc	77,962
2,746		Kelly Services, Inc (Class A)	74,609
2,212	*	Kenexa Corp	70,452
4,291	*	Kforce, Inc	66,468
9,929	*	KFX, Inc	151,715
2,056	*	Knot, Inc	43,032
5,990	*	Korn/Ferry International	117,344
4,608	*	Kronos, Inc	166,856
7,577	*	Labor Ready, Inc	171,619
17,587	*	Lawson Software, Inc	117,833
8,444	*	Lionbridge Technologies	46,695
1,033	*	Liquidity Services, Inc	16,084
2,590	*	LoJack Corp	48,847
5,060	*	Magma Design Automation, Inc	37,191
3,843	*	Manhattan Associates, Inc	77,974
2,543	*	Mantech International Corp (Class A)	78,477
3,018	*	Mapinfo Corp	39,385
3,018	*	Marchex, Inc	49,586
1,670	*	Marlin Business Services, Inc	37,675
11,131	*	Mentor Graphics Corp	144,480
1,431	*	MicroStrategy, Inc	139,551
5,040	*	Midway Games, Inc	40,774
14,557	*	Move, Inc	79,772
14,709	*	MPS Group, Inc	221,518
2,809	*	MRO Software, Inc	56,377
4,629	*	NCO Group, Inc	122,391
2,801	*	Neoware, Inc	34,424
3,870	*	Ness Technologies, Inc	41,602
5,686	*	NetFlix, Inc	154,716
5,886	*	NetIQ Corp	71,750
2,183	*	Netratings, Inc	30,322
3,653	*	Netscout Systems, Inc	32,585
5,000	*	NIC, Inc	36,150
17,955	*	Nuance Communications, Inc	180,627
3,679	*	On Assignment, Inc	33,810
3,238	*	Online Resources Corp	33,481
2,926	*	Open Solutions, Inc	77,861
1,822	*	Opnet Technologies, Inc	23,613
11,559	*	Opsware, Inc	95,246
4,798	*	Packeteer, Inc	54,409
15,748	*	Parametric Technology Corp	200,157
2,975	*	PDF Solutions, Inc	36,920

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,722		Pegasystems, Inc	$11,055
2,617	*	PeopleSupport, Inc	35,225
2,481	*	Perficient, Inc	30,665
12,179	*	Perot Systems Corp (Class A)	176,352
4,788	*	Phase Forward, Inc	55,158
2,253	*	Portfolio Recovery Associates, Inc	102,962
2,527	*	PRA International	56,276
10,101	*	Premiere Global Services, Inc	76,263
5,813	*	Progress Software Corp	136,082
2,145		QAD, Inc	16,624
2,316		Quality Systems, Inc	85,275
9,665	*	Quest Software, Inc	135,697
3,367	*	Radiant Systems, Inc	35,589
2,838	*	Radisys Corp	62,322
15,083	*	RealNetworks, Inc	161,388
7,833	*	Redback Networks, Inc	143,657
1,283		Renaissance Learning, Inc	17,385
9,781	*	Rent-A-Center, Inc	243,156
3,739	*	Rewards Network, Inc	30,548
1,912	*	RightNow Technologies, Inc	31,892
4,270		Rollins, Inc	83,863
10,766	*	RSA Security, Inc	292,728
9,816	*	S1 Corp	47,117
3,896	*	SafeNet, Inc	69,037
11,669	*	Sapient Corp	61,846
6,811	*	Secure Computing Corp	58,575
1,812	*	SI International, Inc	55,556
8,255	*	Sitel Corp	32,360
2,843	*	Smith Micro Software, Inc	45,545
3,651	*	Sohu.com, Inc	94,159
62	b*	SONICblue, Inc	0
9,097	*	SonicWALL, Inc	81,782
35,793	*	Sonus Networks, Inc	177,175
8,541	*	Sotheby's Holdings, Inc (Class A)	224,201
8,261	*	Spherion Corp	75,340
2,836	*	SPSS, Inc	91,149
5,403	*	SRA International, Inc (Class A)	143,882
1,444	*	SSA Global Technologies, Inc	27,985
1,631		Startek, Inc	24,383
4,078		Stellent, Inc	38,945
1,577	*	Stratasys, Inc	46,458
12,640	*	Sybase, Inc	245,216
4,128	*	SYKES Enterprises, Inc	66,708
1,727	*	SYNNEX Corp	32,744
997		Syntel, Inc	20,399
10,102	*	Take-Two Interactive Software, Inc	107,687
2,279	*	TAL International Group, Inc	54,924
1,921	*	Taleo Corp	22,649
4,532		Talx Corp	99,115
4,620	*	TeleTech Holdings, Inc	58,489
2,601		TheStreet.com, Inc	33,345
8,999	*	THQ, Inc	194,378
30,031	*	TIBCO Software, Inc	211,719
1,169	*	Tiens Biotech Group USA, Inc	5,003

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,405	*	TNS, Inc	$70,449
3,624	*	TradeStation Group, Inc	45,916
5,285	*	Transaction Systems Architects, Inc	220,332
426	*	Travelzoo, Inc	12,925
5,878	*	Trizetto Group, Inc	86,936
3,266	*	Ultimate Software Group, Inc	62,577
8,996		United Online, Inc	107,952
4,241	*	Universal Compression Holdings, Inc	267,056
8,833	*	VA Software Corp	34,272
14,407	*	Valueclick, Inc	221,147
3,621	*	Vasco Data Security International	30,235
1,788	*	Verint Systems, Inc	52,192
1,093	*	Vertrue, Inc	47,032
3,091		Viad Corp	96,748
3,961	*	Vignette Corp	57,751
1,179	*	Volt Information Sciences, Inc	54,941
5,897	*	WebEx Communications, Inc	209,579
7,333	*	webMethods, Inc	72,377
6,920	*	Websense, Inc	142,137
2,467	*	WebSideStory, Inc	30,097
10,658	*	Wind River Systems, Inc	94,856
4,733	*	Witness Systems, Inc	95,465
		TOTAL BUSINESS SERVICES	20,125,064

CHEMICALS AND ALLIED PRODUCTS - 6.09%
3,047	*	Acadia Pharmaceuticals, Inc	25,717
1,179	*	Adams Respiratory Therapeutics, Inc	52,607
2,126	*	Adeza Biomedical Corp	29,807
6,403	*	Adolor Corp	160,139
1,126	*	Advanced Magnetics, Inc	34,028
7,699	*	ADVENTRX Pharmaceuticals, Inc	24,406
3,769	*	Albany Molecular Research, Inc	40,253
4,457	*	Alexion Pharmaceuticals, Inc	160,987
12,752	*	Alkermes, Inc	241,268
4,517	*	Alnylam Pharmaceuticals, Inc	68,116
5,956		Alpharma, Inc (Class A)	143,182
6,302	*	American Oriental Bioengineering, Inc	34,850
2,500		American Vanguard Corp	38,700
4,021	*	Anadys Pharmaceuticals, Inc	11,741
10,485	*	Andrx Corp	243,147
3,352		Arch Chemicals, Inc	120,840
6,454	*	Arena Pharmaceuticals, Inc	74,737
5,511	*	Array Biopharma, Inc	47,395
5,263	*	Atherogenics, Inc	68,682
3,053	*	Auxilium Pharmaceuticals, Inc	23,752
4,320	*	AVANIR Pharmaceuticals	29,549
7,110	*	AVI BioPharma, Inc	26,662
1,545		Balchem Corp	34,762
2,763	*	Bentley Pharmaceuticals, Inc	30,282
3,244	*	BioCryst Pharmaceuticals, Inc	46,487
5,538	*	Bioenvision, Inc	29,518
11,797	*	BioMarin Pharmaceuticals, Inc	169,523
2,063	*	Bradley Pharmaceuticals, Inc	21,043
5,399		Calgon Carbon Corp	32,880

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,575		Cambrex Corp	$74,467
1,287	*	Caraco Pharmaceutical Laboratories Ltd	11,776
6,422	*	Cell Genesys, Inc	32,238
7,773		CF Industries Holdings, Inc	110,843
2,479	*	Chattem, Inc	75,287
2,537	*	Coley Pharmaceutical Group, Inc	29,302
3,488	*	Combinatorx, Inc	30,660
4,773	*	Connetics Corp	56,130
3,821	*	Conor Medsystems, Inc	105,421
2,286	*	Cotherix, Inc	19,682
7,669	*	Cubist Pharmaceuticals, Inc	193,105
5,001	*	Cypress Bioscience, Inc	30,706
3,636	*	Cytokinetics, Inc	22,870
9,860	*	Dendreon Corp	47,722
3,496		Diagnostic Products Corp	203,362
2,458	*	Digene Corp	95,223
7,846	*	Durect Corp	30,364
3,544	*	Elizabeth Arden, Inc	63,367
3,362	*	Emisphere Technologies, Inc	28,678
9,023	*	Encysive Pharmaceuticals, Inc	62,529
6,287	*	Enzon Pharmaceuticals, Inc	47,404
5,843		Ferro Corp	93,254
3,873	*	Genitope Corp	24,477
18,843	*	Genta, Inc	30,903
4,892		Georgia Gulf Corp	122,398
8,700	*	Geron Corp	60,030
1,437	*	GTx, Inc	13,077
4,126		H.B. Fuller Co	179,770
4,061	*	Hana Biosciences, Inc	36,833
15,910	*	Hercules, Inc	242,787
1,419	*	Hi-Tech Pharmacal Co, Inc	23,513
18,568	*	Human Genome Sciences, Inc	198,678
3,492	*	Idenix Pharmaceuticals, Inc	32,825
9,540	*	Immucor, Inc	183,454
6,744	*	Indevus Pharmaceuticals, Inc	36,890
1,849		Innospec, Inc	47,002
635		Inter Parfums, Inc	10,935
3,680	*	InterMune, Inc	60,536
3,912	*	Inverness Medical Innovations, Inc	110,436
1,305		Koppers Holdings, Inc	26,087
530		Kronos Worldwide, Inc	15,502
5,467	*	KV Pharmaceutical Co (Class A)	102,014
4,030		MacDermid, Inc	116,064
2,452		Mannatech, Inc	30,920
3,514	*	MannKind Corp	74,883
4,624	*	Martek Biosciences Corp	133,865
17,480	*	Medarex, Inc	167,983
7,191	*	Medicines Co	140,584
7,777		Medicis Pharmaceutical Corp (Class A)	186,648
1,640	*	Medifast, Inc	29,307
2,971		Meridian Bioscience, Inc	74,126
2,910	*	Metabasis Therapeutics, Inc	22,203
10,900	*	MGI Pharma, Inc	234,350
2,879		Minerals Technologies, Inc	149,708

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,053	*	Momenta Pharmaceuticals, Inc	$38,804
6,003	*	Myogen, Inc	174,087
8,511	*	Nabi Biopharmaceuticals	48,853
2,967	*	Nastech Pharmaceutical Co, Inc	46,879
7,788	*	NBTY, Inc	186,211
5,181	*	Neurocrine Biosciences, Inc	54,919
2,243	*	New River Pharmaceuticals, Inc	63,925
2,435		NewMarket Corp	119,461
907		NL Industries, Inc	9,750
3,678	*	Northfield Laboratories, Inc	36,375
8,681	*	Novavax, Inc	43,752
3,171	*	Noven Pharmaceuticals, Inc	56,761
6,208	*	NPS Pharmaceuticals, Inc	30,295
7,350	*	Nuvelo, Inc	122,377
10,222		Olin Corp	183,280
4,047	*	OM Group, Inc	124,850
5,840	*	Omnova Solutions, Inc	33,171
5,698	*	Onyx Pharmaceuticals, Inc	95,897
6,900	*	OraSure Technologies, Inc	65,688
8,040	*	OSI Pharmaceuticals, Inc	264,998
3,028	*	Pacific Ethanol, Inc	70,007
5,032	*	Pain Therapeutics, Inc	42,017
7,106	*	Panacos Pharmaceuticals, Inc	39,225
4,834	*	Par Pharmaceutical Cos, Inc	89,236
3,835	*	Parexel International Corp	110,640
1,742	*	Parlux Fragrances, Inc	16,880
3,459	*	Penwest Pharmaceuticals Co	75,510
24,731	*	Peregrine Pharmaceuticals, Inc	39,322
11,273		Perrigo Co	181,495
2,648	*	PetMed Express, Inc	29,049
3,672	*	Pharmion Corp	62,534
1,686	*	Pioneer Cos, Inc	45,994
13,267	*	PolyOne Corp	116,484
3,397	*	Pozen, Inc	23,915
4,711	*	Prestige Brands Holdings, Inc	46,969
3,051	*	Progenics Pharmaceuticals, Inc	73,407
4,245	*	Quidel Corp	40,328
3,030	*	Renovis, Inc	46,389
19,444	*	Revlon, Inc (Class A)	24,499
4,970	*	Rockwood Holdings, Inc	114,360
6,279	*	Salix Pharmaceuticals Ltd	77,232
6,492	*	Santarus, Inc	43,172
4,111	*	Sciele Pharma, Inc	95,334
6,675		Sensient Technologies Corp	139,574
5,016	*	Serologicals Corp	157,703
5,680	*	Sirna Therapeutics, Inc	32,376
3,317	*	Solexa, Inc	28,195
662	*	Somaxon Pharmaceuticals, Inc	10,334
925		Stepan Co	29,212
7,479	*	SuperGen, Inc	27,149
2,250	*	SurModics, Inc	81,248
3,566	*	Tanox, Inc	49,318
6,085		Tronox, Inc	80,139
7,195		UAP Holding Corp	156,923

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,332	*	United Therapeutics Corp	$192,490
1,441	*	USANA Health Sciences, Inc	54,614
12,110		USEC, Inc	143,504
13,114		Valeant Pharmaceuticals International	221,889
9,696	*	Viropharma, Inc	83,580
978	*	Visicu, Inc	17,262
9,617	*	WR Grace & Co	112,519
2,318	*	Xenoport, Inc	41,979
5,303	*	Zymogenetics, Inc	100,598
		TOTAL CHEMICALS AND ALLIED PRODUCTS	11,513,175

COAL MINING - 0.28%
7,305	*	Alpha Natural Resources, Inc	143,324
16,061	*	International Coal Group, Inc	115,479
2,356	*	James River Coal Co	62,410
2,591		Penn Virginia Corp	181,059
949	*	Westmoreland Coal Co	22,510
		TOTAL COAL MINING	524,782

COMMUNICATIONS - 2.27%
5,928		Alaska Communications Systems Group, Inc	74,989
4,573		Anixter International, Inc	217,035
756		Atlantic Tele-Network, Inc	15,747
2,446	*	Audiovox Corp (Class A)	33,412
6,896	*	Brightpoint, Inc	93,303
2,327	*	Cbeyond Communications, Inc	50,752
2,700		Centennial Communications Corp	14,040
56,091	*	Charter Communications, Inc (Class A)	63,383
34,855	*	Cincinnati Bell, Inc	142,905
5,364		Citadel Broadcasting Corp	47,740
3,106		Commonwealth Telephone Enterprises, Inc	102,995
3,266		Consolidated Communications Holdings, Inc	54,314
41,410	*	Covad Communications Group, Inc	83,234
6,169	*	Cox Radio, Inc (Class A)	88,957
1,722	*	Crown Media Holdings, Inc (Class A)	7,095
2,817		CT Communications, Inc	64,425
6,833	*	Cumulus Media, Inc (Class A)	72,908
20,982	*	Dobson Communications Corp (Class A)	162,191
4,774	*	Emmis Communications Corp (Class A)	74,665
4,678		Entercom Communications Corp	122,376
9,568	*	Entravision Communications Corp (Class A)	81,998
1,326	*	Eschelon Telecom, Inc	20,513
4,031		Fairpoint Communications, Inc	58,046
7,711	*	First Avenue Networks, Inc	83,896
975	*	Fisher Communications, Inc	41,077
20,554	*	Foundry Networks, Inc	219,106
7,674	*	General Communication, Inc (Class A)	94,544
3,102		Golden Telecom, Inc	78,636
6,205		Gray Television, Inc	35,927
7,585	*	IDT Corp (Class B)	104,597
3,098	*	InPhonic, Inc	19,517
4,202		Iowa Telecommunications Services, Inc	79,502
2,359	*	iPCS, Inc	113,940
6,967	*	j2 Global Communications, Inc	217,510

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,839	*	Lightbridge, Inc	$49,715
4,051	*	Lin TV Corp (Class A)	30,585
2,409	*	Lodgenet Entertainment Corp	44,928
5,689	*	Mastec, Inc	75,152
8,307	*	Mediacom Communications Corp	51,753
2,264		North Pittsburgh Systems, Inc	62,396
3,926	*	Novatel Wireless, Inc	40,752
1,849	*	NTELOS Holdings Corp	26,718
7,647	*	Pegasus Wireless Corp	68,364
6,792	*	Price Communications Corp	115,124
10,763	*	Radio One, Inc (Class D)	79,646
4,097	*	RCN Corp	102,138
5	v*	RCN Corp Wts	0
1,614		Salem Communications Corp (Class A)	20,998
1,174	*	SAVVIS, Inc	34,762
1,087		Shenandoah Telecom Co	51,089
6,413		Sinclair Broadcast Group, Inc (Class A)	54,895
6,311	*	Spanish Broadcasting System, Inc (Class A)	32,249
1,965		SureWest Communications	37,964
3,340	*	Syniverse Holdings, Inc	49,098
4,077	*	Talk America Holdings, Inc	25,237
5,535	*	Terremark Worldwide, Inc	19,926
10,839	*	TiVo, Inc	77,499
11,541	*	Ubiquitel, Inc	119,334
4,015		USA Mobility, Inc	66,649
5,699		Valor Communications Group, Inc	65,253
4,366	*	Vonage Holdings Corp	37,504
8,012	*	Wireless Facilities, Inc	22,033
		TOTAL COMMUNICATIONS	4,297,036

DEPOSITORY INSTITUTIONS - 9.66%
1,659		1st Source Corp	56,124
980		Abington Community Bancorp, Inc	14,680
1,652	*	ACE Cash Express, Inc	48,354
2,123		Alabama National Bancorp	144,682
2,899		Amcore Financial, Inc	84,970
1,541		AmericanWest Bancorp	34,904
1,749		Ameris Bancorp	40,472
2,777		Anchor Bancorp Wisconsin, Inc	83,782
1,663		Arrow Financial Corp	45,616
1,088		Bancfirst Corp	48,688
1,492	*	Bancorp, Inc	37,315
1,379		BancTrust Financial Group, Inc	32,365
8,069		Bank Mutual Corp	98,603
1,880		Bank of Granite Corp	39,160
1,568		Bank of the Ozarks, Inc	52,214
6,442		BankAtlantic Bancorp, Inc (Class A)	95,599
3,261		BankFinancial Corp	56,415
4,375		BankUnited Financial Corp (Class A)	133,525
1,714		Banner Corp	66,058
1,133		Berkshire Hills Bancorp, Inc	40,199
2,829	*	BFC Financial Corp	19,577
4,846		Boston Private Financial Holdings, Inc	135,203
8,913		Brookline Bancorp, Inc	122,732

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,278		Cadence Financial Corp	$28,461
1,133		Camden National Corp	45,207
1,792		Capital City Bank Group, Inc	54,118
1,323		Capital Corp of the West	42,336
1,956		Capitol Bancorp Ltd	76,186
3,397		Cardinal Financial Corp	39,473
3,321		Cascade Bancorp	94,682
549		Cass Information Systems, Inc	26,731
7,123		Cathay General Bancorp	259,135
8,415	*	Centennial Bank Holdings, Inc	87,011
1,695		Center Financial Corp	40,070
1,273		Centerstate Banks of Florida, Inc	26,096
4,268		Central Pacific Financial Corp	165,172
696		Charter Financial Corp	27,464
3,658		Chemical Financial Corp	111,935
6,508		Chittenden Corp	168,232
6,070		Citizens Banking Corp	148,169
1,188		Citizens First Bancorp, Inc	31,731
1,216		City Bank	56,739
2,582		City Holding Co	93,313
2,444		Clifton Savings Bancorp, Inc	26,469
2,302		Coastal Financial Corp	30,018
2,129		CoBiz, Inc	47,945
1,399		Columbia Bancorp	35,073
2,264		Columbia Banking System, Inc	84,628
6,798		Commercial Capital Bancorp, Inc	107,069
818	*	Community Bancorp	25,423
707		Community Bancorp, Inc	29,913
4,322		Community Bank System, Inc	87,175
3,336		Community Banks, Inc	86,746
2,263		Community Trust Bancorp, Inc	79,047
5,398		Corus Bankshares, Inc	141,320
8,419		CVB Financial Corp	131,842
3,741		Dime Community Bancshares	50,765
1,355	*	Dollar Financial Corp	24,390
2,816		Downey Financial Corp	191,066
1,134		Enterprise Financial Services Corp	28,860
4,958	*	Euronet Worldwide, Inc	190,238
1,086		Farmers Capital Bank Corp	35,566
3,368		Fidelity Bankshares, Inc	107,170
1,740		First Bancorp	36,540
10,173		First Bancorp	94,609
1,993		First Busey Corp (Class A)	40,797
4,321		First Charter Corp	105,994
10,024		First Commonwealth Financial Corp	127,305
2,767		First Community Bancorp, Inc	163,474
1,423		First Community Bancshares, Inc	46,945
4,682		First Financial Bancorp	69,809
2,832		First Financial Bankshares, Inc	103,481
1,903		First Financial Corp	57,109
1,631		First Financial Holdings, Inc	52,192
1,926		First Indiana Corp	50,134
2,559		First Merchants Corp	62,209
6,968		First Midwest Bancorp, Inc	258,373

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
15,420		First Niagara Financial Group, Inc	$216,188
1,051		First Oak Brook Bancshares, Inc	38,887
2,085		First Place Financial Corp	47,976
359	*	First Regional Bancorp	31,592
3,017		First Republic Bank	138,179
1,154		First South Bancorp, Inc	39,501
2,337		First State Bancorporation	55,574
2,333	*	FirstFed Financial Corp	134,544
10,957		FirstMerit Corp	229,440
1,985		Flag Financial Corp	38,608
5,443		Flagstar Bancorp, Inc	86,870
2,623		Flushing Financial Corp	47,109
8,166		FNB Corp	128,778
1,124		FNB Corp	41,588
3,310	*	Franklin Bank Corp	66,829
9,214		Fremont General Corp	171,012
3,837		Frontier Financial Corp	130,420
1,720		GB&T Bancshares, Inc	37,427
4,432		Glacier Bancorp, Inc	129,725
1,366		Great Southern Bancorp, Inc	41,704
7,258		Greater Bay Bancorp	208,667
1,083		Greene County Bancshares, Inc	33,530
3,825		Hancock Holding Co	214,200
5,629		Hanmi Financial Corp	109,428
2,999		Harbor Florida Bancshares, Inc	111,383
4,133		Harleysville National Corp	87,661
2,032		Heartland Financial USA, Inc	54,153
1,492		Heritage Commerce Corp	36,987
877		Home Federal Bancorp, Inc	11,980
1,468		Horizon Financial Corp	40,267
1,314		IBERIABANK Corp	75,607
2,206		Independent Bank Corp	71,629
3,297		Independent Bank Corp	86,711
2,431		Integra Bank Corp	52,874
2,428		Interchange Financial Services Corp	54,630
6,192		International Bancshares Corp	170,156
683	*	Intervest Bancshares Corp	27,661
7,437	*	Investors Bancorp, Inc	100,771
2,709		Irwin Financial Corp	52,528
779		ITLA Capital Corp	40,960
3,167		Kearny Financial Corp	46,872
4,158		KNBT Bancorp, Inc	68,690
2,521		Lakeland Bancorp, Inc	39,504
1,776		Lakeland Financial Corp	43,139
2,160		Macatawa Bank Corp	50,522
4,853		MAF Bancorp, Inc	207,903
1,915		MainSource Financial Group, Inc	33,378
3,252		MB Financial, Inc	114,991
2,354		MBT Financial Corp	37,664
1,133		Mercantile Bank Corp	45,150
654		MetroCorp Bancshares, Inc	19,149
3,372		Mid-State Bancshares	94,416
2,367		Midwest Banc Holdings, Inc	52,666
2,838		Nara Bancorp, Inc	53,212

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
559		NASB Financial, Inc	$18,877
6,609		National Penn Bancshares, Inc	131,255
4,774		NBT Bancorp, Inc	110,900
6,785	*	Net 1 UEPS Technologies, Inc	185,570
6,518		NetBank, Inc	43,214
15,600		NewAlliance Bancshares, Inc	223,236
1,303	*	Northern Empire Bancshares	31,272
2,737		Northwest Bancorp, Inc	72,531
1,439		OceanFirst Financial Corp	31,975
9,553		Old National Bancorp	190,773
1,870		Old Second Bancorp, Inc	57,970
1,784		Omega Financial Corp	55,857
3,320		Oriental Financial Group, Inc	42,363
6,539		Pacific Capital Bancorp	203,494
1,702		Park National Corp	168,175
7,078		Partners Trust Financial Group, Inc	80,760
1,269		Pennfed Financial Services, Inc	23,667
1,400		Peoples Bancorp, Inc	41,776
3,438		PFF Bancorp, Inc	114,004
2,167	*	Pinnacle Financial Partners, Inc	65,942
1,657		Placer Sierra Bancshares	38,426
637		Preferred Bank	34,150
2,287		Premierwest Bancorp	33,001
2,511		PrivateBancorp, Inc	103,981
3,551		Prosperity Bancshares, Inc	116,792
4,752		Provident Bankshares Corp	172,925
9,796		Provident Financial Services, Inc	175,838
6,001		Provident New York Bancorp	79,333
1,088	*	QC Holdings, Inc	14,699
3,664		R & G Financial Corp (Class B)	31,474
1,432		Renasant Corp	57,781
10,942		Republic Bancorp, Inc	135,571
954		Republic Bancorp, Inc (Class A)	19,652
577		Royal Bancshares of Pennsylvania (Class A)	14,010
3,831		S&T Bancorp, Inc	127,304
1,809		S.Y. Bancorp, Inc	49,711
2,129		Sandy Spring Bancorp, Inc	76,772
689		Santander BanCorp	16,963
1,160		SCBT Financial Corp	41,354
1,849		Seacoast Banking Corp of Florida	49,239
1,911		Security Bank Corp	42,558
1,184		Shore Bancshares, Inc	32,122
842		Sierra Bancorp	22,077
4,141	*	Signature Bank	134,086
1,993		Simmons First National Corp (Class A)	57,817
1,101		Smithtown Bancorp, Inc	26,600
1,592		Sound Federal Bancorp, Inc	33,098
1,639		Southside Bancshares, Inc	36,582
2,016		Southwest Bancorp, Inc	51,408
1,489		State National Bancshares, Inc	56,746
2,624		Sterling Bancorp	51,168
6,477		Sterling Bancshares, Inc	121,444
3,716		Sterling Financial Corp	81,380
5,039		Sterling Financial Corp	153,740

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,486		Suffolk Bancorp	$48,667
1,526		Summit Bancshares, Inc	32,366
1,945	*	Sun Bancorp, Inc	31,587
2,472	*	Superior Bancorp	27,192
6,567		Susquehanna Bancshares, Inc	156,951
5,069	*	SVB Financial Group	230,437
753		Taylor Capital Group, Inc	30,730
3,284	*	Texas Capital Bancshares, Inc	76,517
6,499		Texas Regional Bancshares, Inc (Class A)	246,442
1,311		Texas United Bancshares, Inc	36,905
2,606		TierOne Corp	88,005
928		Tompkins Trustco, Inc	39,904
1,938		Trico Bancshares	53,062
10,726		Trustco Bank Corp NY	118,201
6,574		Trustmark Corp	203,597
13,157		UCBH Holdings, Inc	217,617
4,575		UMB Financial Corp	152,531
8,041		Umpqua Holdings Corp	206,252
1,222		Union Bankshares Corp	52,717
5,287		United Bankshares, Inc	193,663
4,695		United Community Banks, Inc	142,916
3,731		United Community Financial Corp	44,772
1,049		United Security Bancshares	22,438
1,594		Univest Corp of Pennsylvania	44,026
1,811		USB Holding Co, Inc	40,748
1,372		Vineyard National Bancorp	36,907
2,096	*	Virginia Commerce Bancorp	50,094
996		Virginia Financial Group, Inc	42,051
15,418		W Holding Co, Inc	102,530
1,759		Washington Trust Bancorp, Inc	48,759
1,269	*	Wauwatosa Holdings, Inc	21,649
3,173		WesBanco, Inc	98,331
2,677		West Bancorporation, Inc	49,980
2,084		West Coast Bancorp	61,415
4,452		Westamerica Bancorporation	218,014
1,853	*	Western Alliance Bancorp	64,447
650		Westfield Financial, Inc	18,850
2,089		Willow Grove Bancorp, Inc	33,236
2,161		Wilshire Bancorp, Inc	38,941
3,396		Wintrust Financial Corp	172,687
823		WSFS Financial Corp	50,573
1,378		Yardville National Bancorp	49,236
		TOTAL DEPOSITORY INSTITUTIONS	18,243,538

EATING AND DRINKING PLACES - 1.76%
3,632	*	AFC Enterprises	46,308
10,436		Applebees International, Inc	200,580
2,003	*	BJ's Restaurants, Inc	44,747
5,121		Bob Evans Farms, Inc	153,681
944	*	Buffalo Wild Wings, Inc	36,165
2,691	*	California Pizza Kitchen, Inc	73,949
4,284		CBRL Group, Inc	145,313
4,667	*	CEC Entertainment, Inc	149,904
1,162	*	Chipotle Mexican Grill, Inc	70,824

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
8,448		CKE Restaurants, Inc	$140,321
4,844	*	Cosi, Inc	30,178
12,470	*	Denny's Corp	46,014
5,354		Domino's Pizza, Inc	132,458
2,658		IHOP Corp	127,797
5,010	*	Jack in the Box, Inc	196,392
8,252	*	Krispy Kreme Doughnuts, Inc	67,171
2,269		Landry's Restaurants, Inc	73,629
2,544		Lone Star Steakhouse & Saloon, Inc	66,729
3,387	*	Luby's, Inc	35,326
1,681	*	McCormick & Schmick's Seafood Restaurants, Inc	40,008
1,269	*	Morton's Restaurant Group, Inc	19,441
3,403	*	O'Charleys, Inc	57,851
3,438	*	Papa John's International, Inc	114,142
3,652	*	PF Chang's China Bistro, Inc	138,849
4,937	*	Rare Hospitality International, Inc	141,988
2,334	*	Red Robin Gourmet Burgers, Inc	99,335
8,207		Ruby Tuesday, Inc	200,333
2,468	*	Ruth's Chris Steak House, Inc	50,397
6,092	*	Ryan's Restaurant Group, Inc	72,556
12,124	*	Sonic Corp	252,058
7,371	*	Texas Roadhouse, Inc (Class A)	99,656
3,907	*	The Steak N Shake Co	59,152
8,698		Triarc Cos (Class B)	135,950
		TOTAL EATING AND DRINKING PLACES	3,319,202

EDUCATIONAL SERVICES - 0.35%
12,243	*	Corinthian Colleges, Inc	175,809
8,589	*	DeVry, Inc	188,700
2,537	*	Educate, Inc	19,433
454	*	Lincoln Educational Services Corp	7,759
2,038		Strayer Education, Inc	197,931
3,238	*	Universal Technical Institute, Inc	71,301
		TOTAL EDUCATIONAL SERVICES	660,933

ELECTRIC, GAS, AND SANITARY SERVICES - 3.09%
3,567		Allete, Inc	168,897
2,201		American Ecology Corp	58,327
2,283		American States Water Co	81,389
52,683	*	Aquila, Inc	221,795
6,972		Avista Corp	159,171
4,698		Black Hills Corp	161,282
2,410		California Water Service Group	86,133
1,749		Cascade Natural Gas Corp	36,886
2,997	*	Casella Waste Systems, Inc (Class A)	39,231
2,306		CH Energy Group, Inc	110,688
2,279	*	Clean Harbors, Inc	91,866
7,056		Cleco Corp	164,052
1,244		Crosstex Energy, Inc	118,280
10,922		Duquesne Light Holdings, Inc	179,558
6,785	*	El Paso Electric Co	136,786
4,230		Empire District Electric Co	86,927
907		EnergySouth, Inc	28,326
6,060		Idacorp, Inc	207,797

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,941		ITC Holdings Corp	$51,592
3,098		Laclede Group, Inc	106,447
882		Markwest Hydrocarbon, Inc	21,830
3,675		Metal Management, Inc	112,529
2,859		MGE Energy, Inc	89,058
4,005		New Jersey Resources Corp	187,354
6,286		Nicor, Inc	260,869
3,949		Northwest Natural Gas Co	146,231
5,195		NorthWestern Corp	178,448
1,133		Ormat Technologies, Inc	43,224
4,041		Otter Tail Corp	110,441
5,378		Peoples Energy Corp	193,124
1,229	*	Pico Holdings, Inc	39,635
10,655		Piedmont Natural Gas Co, Inc	258,917
2,212	*	Pike Electric Corp	42,603
10,205	*	Plug Power, Inc	47,657
9,723		PNM Resources, Inc	242,686
3,794		Portland General Electric Co	94,736
2,329		Resource America, Inc (Class A)	44,367
2,274		SJW Corp	57,873
4,022		South Jersey Industries, Inc	110,163
5,671		Southwest Gas Corp	177,729
3,207		Southwest Water Co	38,388
8,659		Synagro Technologies, Inc	34,030
68	b*	Touch America Holdings, Inc	0
2,029		UIL Holdings Corp	114,212
4,873		Unisource Energy Corp	151,794
6,346	*	Waste Connections, Inc	230,994
1,085		Waste Industries USA, Inc	24,608
3,455	*	Waste Services, Inc	31,060
12,309		Westar Energy, Inc	259,104
6,967		WGL Holdings, Inc	201,695
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5,840,789

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.21%
3,573	*	Actel Corp	51,273
6,230		Acuity Brands, Inc	242,409
16,231	*	Adaptec, Inc	70,443
9,537		Adtran, Inc	213,915
5,202	*	Advanced Analogic Technologies, Inc	54,517
4,966	*	Advanced Energy Industries, Inc	65,750
10,510	*	Aeroflex, Inc	122,652
4,375	*	American Superconductor Corp	38,631
6,223	*	AMIS Holdings, Inc	62,230
14,877	*	Amkor Technology, Inc	140,736
6,658	*	Anadigics, Inc	44,742
22,495	*	Andrew Corp	199,306
42,256	*	Applied Micro Circuits Corp	115,359
15,107	*	Arris Group, Inc	198,204
7,294	*	Atheros Communications, Inc	138,294
5,209	*	ATMI, Inc	128,246
23,199	*	Avanex Corp	40,830
4,597		Baldor Electric Co	143,840
1,541		Bel Fuse, Inc (Class B)	50,560

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
9,044	*	Benchmark Electronics, Inc	$218,141
8,196	*	Bookham, Inc	27,539
10,768	*	Broadwing Corp	111,449
39,062	*	Brocade Communications Systems, Inc	239,841
3,280	*	CalAmp Corp	29,159
14,511	*	Capstone Turbine Corp	33,085
2,930	*	Carrier Access Corp	24,231
6,485	*	C-COR, Inc	50,064
3,870	*	Ceradyne, Inc	191,526
5,564	*	Checkpoint Systems, Inc	123,576
3,823	*	China BAK Battery, Inc	32,534
16	*	China Energy Savings Technology, Inc	6
1,807	*	Color Kinetics, Inc	34,170
3,293	*	Comtech Telecommunications Corp	96,386
67,722	*	Conexant Systems, Inc	169,305
1,001	*	CPI International, Inc	14,515
5,093		CTS Corp	75,835
2,094		Cubic Corp	41,063
2,768	*	Diodes, Inc	114,706
1,305	*	Directed Electronics, Inc	17,122
4,554	*	Ditech Networks, Inc	39,711
4,328	*	DSP Group, Inc	107,551
2,469	*	DTS, Inc	48,096
4,199	*	Electro Scientific Industries, Inc	75,540
5,264	*	Emcore Corp	50,534
2,144	*	EMS Technologies, Inc	38,528
5,515	*	Energy Conversion Devices, Inc	200,911
6,630	*	EnerSys	138,567
9,439	*	Evergreen Solar, Inc	122,518
4,505	*	Exar Corp	59,781
32,172	*	Finisar Corp	105,202
3,175		Franklin Electric Co, Inc	163,957
7,498	*	FuelCell Energy, Inc	71,831
35,984	*	Gemstar-TV Guide International, Inc	126,664
3,443	*	Genlyte Group, Inc	249,376
14,029	*	GrafTech International Ltd	81,368
3,053	*	Greatbatch, Inc	72,051
11,290	*	Harmonic, Inc	50,579
13,183	*	Hexcel Corp	207,105
1,797	*	Hittite Microwave Corp	64,980
3,793	*	Hutchinson Technology, Inc	82,043
1,561	*	ID Systems, Inc	27,677
2,905	*	Ikanos Communications, Inc	44,127
4,776		Imation Corp	196,055
7,612	*	Interdigital Communications Corp	265,735
6,345	*	International DisplayWorks, Inc	32,994
2,999		Inter-Tel, Inc	63,159
4,918	*	InterVoice, Inc	35,016
1,611	*	iRobot Corp	40,082
3,821	*	IXYS Corp	36,682
12,571	*	Kemet Corp	115,905
1,958	*	Lamson & Sessions Co	55,529
16,638	*	Lattice Semiconductor Corp	102,823
3,218	*	Littelfuse, Inc	110,635

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,387	*	Loral Space & Communications, Inc	$39,335
2,695		LSI Industries, Inc	45,788
7,411	*	Mattson Technology, Inc	72,405
2,027	*	Maxwell Technologies, Inc	39,790
22,242	*	McData Corp (Class A)	90,747
2,900	*	Medis Technologies Ltd	58,812
2,897	*	Mercury Computer Systems, Inc	44,585
4,801		Methode Electronics, Inc	50,459
1,800	*	Metrologic Instruments, Inc	27,018
10,194	*	Micrel, Inc	102,042
9,913	*	Microsemi Corp	241,679
7,681	*	Microtune, Inc	48,083
15,570	*	Mindspeed Technologies, Inc	37,524
5,568	*	MIPS Technologies, Inc	33,798
3,406	*	Mobility Electronics, Inc	24,728
3,082	*	Monolithic Power Systems, Inc	36,460
5,234	*	Moog, Inc	179,107
3,181	*	MoSys, Inc	24,875
18,382	*	MRV Communications, Inc	57,168
1,088	*	Multi-Fineline Electronix, Inc	36,111
725		National Presto Industries, Inc	37,903
2,250	*	Netlogic Microsystems, Inc	72,563
7,681	*	Omnivision Technologies, Inc	162,223
21,740	*	ON Semiconductor Corp	127,831
13,496	*	Openwave Systems, Inc	155,744
2,368	*	Oplink Communications Inc	43,358
2,111	*	Optical Communication Products, Inc	4,243
2,147	*	OSI Systems, Inc	38,152
2,727		Park Electrochemical Corp	70,220
2,657	*	Parkervision, Inc	24,179
4,036	*	Pericom Semiconductor Corp	33,499
5,851	*	Photronics, Inc	86,595
6,710		Plantronics, Inc	149,029
6,524	*	Plexus Corp	223,186
3,665	*	PLX Technology, Inc	44,786
12,464	*	Polycom, Inc	273,211
3,490	*	Portalplayer, Inc	34,237
1,089	*	Powell Industries, Inc	26,060
4,225	*	Power Integrations, Inc	73,853
10,313	*	Power-One, Inc	68,066
15,853	*	Powerwave Technologies, Inc	144,579
6,074	*	Quantum Fuel Systems Technologies Worldwide, Inc	20,652
2,536	*	Radyne Corp	28,860
2,274		Raven Industries, Inc	71,631
4,343		Regal-Beloit Corp	191,743
26,459	*	RF Micro Devices, Inc	157,960
2,491	*	Rogers Corp	140,343
10,498	*	Semtech Corp	151,696
11,357	*	Silicon Image, Inc	122,428
12,041	*	Silicon Storage Technology, Inc	48,886
3,504	*	Sirenza Microdevices, Inc	42,539
22,448	*	Skyworks Solutions, Inc	123,688
5,215	*	Spectrum Brands, Inc	67,378
1,699	*	Staktek Holdings, Inc	8,257

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,076	*	Standard Microsystems Corp	$67,149
13,575	*	Stratex Networks, Inc	46,019
1,450	*	Sunpower Corp	40,629
1,668	*	Supertex, Inc	66,620
26,052	*	Sycamore Networks, Inc	105,771
6,513	*	Symmetricom, Inc	46,047
3,531	*	Synaptics, Inc	75,563
5,919		Technitrol, Inc	137,025
7,877	*	Tekelec	97,281
6,585	*	Tessera Technologies, Inc	181,088
27,654	*	Transmeta Corp	44,799
17,330	*	Transwitch Corp	36,566
8,054	*	Trident Microsystems, Inc	152,865
19,165	*	Triquint Semiconductor, Inc	85,476
6,063	*	TTM Technologies, Inc	87,732
1,631	*	Ulticom, Inc	17,077
3,388	*	Universal Display Corp	45,094
2,097	*	Universal Electronics, Inc	37,138
17,081	*	Utstarcom, Inc	133,061
8,027	*	Varian Semiconductor Equipment Associates, Inc	261,760
3,126	*	Viasat, Inc	80,276
2,727		Vicor Corp	45,186
2,047	*	Virage Logic Corp	19,221
2,444	*	Volterra Semiconductor Corp	37,295
15,352	*	Zhone Technologies, Inc	31,318
1,998	*	Zoltek Cos, Inc	59,720
6,995	*	Zoran Corp	170,258
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	13,617,628

ENGINEERING AND MANAGEMENT SERVICES - 2.25%
2,736	*	Advisory Board Co	131,574
10,534	*	Applera Corp (Celera Genomics Group)	136,415
7,971	*	Ariad Pharmaceuticals, Inc	35,949
1,831		CDI Corp	53,099
1,611	*	Cornell Cos, Inc	24,745
1,527	*	CRA International, Inc	68,929
6,139	*	CV Therapeutics, Inc	85,762
8,097	*	deCODE genetics, Inc	50,120
3,715	*	DiamondCluster International, Inc	29,423
12,913	*	Digitas, Inc	150,049
4,306	*	Diversa Corp	41,596
6,975	*	eResearch Technology, Inc	63,473
2,730	*	Essex Corp	50,287
12,071	*	Exelixis, Inc	121,313
2,404	*	Exponent, Inc	40,628
3,055	*	First Consulting Group, Inc	27,006
6,915	*	Harris Interactive, Inc	39,415
2,458	*	Huron Consulting Group, Inc	86,251
9,248	*	ICOS Corp	203,363
11,561	*	Incyte Corp	53,181
3,770	*	Infrasource Services, Inc	68,652
10,706	*	Isis Pharmaceuticals, Inc	64,771
1,734	*	Kendle International, Inc	63,690
4,431	*	Keryx Biopharmaceuticals, Inc	62,920

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,251		Landauer, Inc	$59,923
3,444	*	LECG Corp	63,611
9,213	*	Lexicon Genetics, Inc	40,445
4,735	*	Lifecell Corp	146,406
4,515	*	Luminex Corp	78,516
3,021		MAXIMUS, Inc	69,936
3,623	*	Maxygen, Inc	27,100
18,174	*	Monogram Biosciences, Inc	35,985
1,483	*	MTC Technologies, Inc	35,043
5,476	*	Myriad Genetics, Inc	138,269
6,168	*	Navigant Consulting, Inc	139,705
3,836	*	Omnicell, Inc	53,013
4,727	*	Per-Se Technologies, Inc	119,026
6,437	*	Regeneron Pharmaceuticals, Inc	82,522
19,523	*	Rentech, Inc	90,782
6,835	*	Resources Connection, Inc	171,012
3,657	*	Rigel Pharmaceuticals, Inc	35,583
3,699	*	Sangamo Biosciences, Inc	21,824
9,011	*	Savient Pharmaceuticals, Inc	47,308
4,218	*	Senomyx, Inc	60,866
2,469	*	SFBC International, Inc	37,430
2,236	*	Sourcecorp	55,430
4,768	*	Symyx Technologies, Inc	115,147
1,538	*	Tejon Ranch Co	63,304
7,499	*	Telik, Inc	123,734
8,104	*	Tetra Tech, Inc	143,765
2,265	*	Trimeris, Inc	26,025
4,084		Washington Group International, Inc	217,841
5,883		Watson Wyatt & Co Holdings	206,729
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,258,891

ENVIRONMENTAL QUALITY AND HOUSING - 0.02%
5,307	*	Home Solutions of America, Inc	32,744
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	32,744

FABRICATED METAL PRODUCTS - 1.02%
1,197		Ameron International Corp	80,223
4,899		Aptargroup, Inc	243,039
2,264		CIRCOR International, Inc	69,029
2,973	*	Commercial Vehicle Group, Inc	61,482
299		Compx International, Inc	5,352
1,667		Dynamic Materials Corp	56,228
4,225	*	Griffon Corp	110,273
1,704		Gulf Island Fabrication, Inc	34,148
1,970		Insteel Industries, Inc	47,674
10,562	*	Jacuzzi Brands, Inc	92,946
1,979	*	Ladish Co, Inc	74,153
1,596		Lifetime Brands, Inc	34,585
4,955	*	Mobile Mini, Inc	144,983
3,543	*	Mueller Water Products, Inc	61,684
2,953	*	NCI Building Systems, Inc	157,011
685	*	Shiloh Industries, Inc	10,302
3,207		Silgan Holdings, Inc	118,691
5,229		Simpson Manufacturing Co, Inc	188,505

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,115	*	Smith & Wesson Holding Corp	$33,825
8,834	*	Taser International, Inc	69,877
2,553		Valmont Industries, Inc	118,689
3,569		Watts Water Technologies, Inc (Class A)	119,740
		TOTAL FABRICATED METAL PRODUCTS	1,932,439

FOOD AND KINDRED PRODUCTS - 0.84%
916	*	Altus Pharmaceuticals, Inc	16,900
1,269	*	Boston Beer Co, Inc (Class A)	37,169
762		Coca-Cola Bottling Co Consolidated	38,687
8,243	*	Darling International, Inc	37,341
2,215		Diamond Foods, Inc	35,595
793		Farmer Bros Co	17,192
7,253		Flowers Foods, Inc	207,726
7,168	*	Gold Kist, Inc	95,836
1,596		Imperial Sugar Co	37,857
1,929		J&J Snack Foods Corp	63,792
3,128	*	Jones Soda Co	28,152
3,598		Lancaster Colony Corp	142,013
4,419		Lance, Inc	101,725
1,541	*	M&F Worldwide Corp	24,810
1,349		MGP Ingredients, Inc	31,324
907		National Beverage Corp	13,015
2,029	*	Peet's Coffee & Tea, Inc	61,256
1,951		Premium Standard Farms, Inc	31,665
3,837	*	Ralcorp Holdings, Inc	163,188
2,355		Reddy Ice Holdings, Inc	47,924
2,457		Sanderson Farms, Inc	68,771
4,899		Tootsie Roll Industries, Inc	142,708
4,711		Topps Co, Inc	38,724
4,391	*	TreeHouse Foods, Inc	104,901
		TOTAL FOOD AND KINDRED PRODUCTS	1,588,271

FOOD STORES - 0.35%
182		Arden Group, Inc (Class A)	20,597
2,726		Great Atlantic & Pacific Tea Co, Inc	61,935
1,450		Ingles Markets, Inc (Class A)	24,650
3,204	*	Pantry, Inc	184,358
7,400	*	Pathmark Stores, Inc	69,634
5,582		Ruddick Corp	136,815
231		Village Super Market	15,100
1,484		Weis Markets, Inc	61,141
4,228	*	Wild Oats Markets, Inc	82,869
		TOTAL FOOD STORES	657,099

FURNITURE AND FIXTURES - 0.80%
10,943	*	BE Aerospace, Inc	250,157
4,647		Ethan Allen Interiors, Inc	169,848
6,480		Furniture Brands International, Inc	135,043
9,197		Herman Miller, Inc	237,007
1,519		Hooker Furniture Corp	25,474
6,755	*	Interface, Inc (Class A)	77,345
3,393		Kimball International, Inc (Class B)	66,876
7,508		La-Z-Boy, Inc	105,112

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,835		Sealy Corp	$37,620
7,648	*	Select Comfort Corp	175,674
1,631		Stanley Furniture Co, Inc	39,095
7,079	*	Tempur-Pedic International, Inc	95,637
4,209	*	Williams Scotsman International, Inc	91,925
		TOTAL FURNITURE AND FIXTURES	1,506,813

FURNITURE AND HOMEFURNISHINGS STORES - 0.28%
3,033	*	Cost Plus, Inc	44,464
3,780	*	Guitar Center, Inc	168,097
2,971		Haverty Furniture Cos, Inc	46,615
4,650		Knoll, Inc	85,374
12,475		Pier 1 Imports, Inc	87,076
4,919	*	Restoration Hardware, Inc	35,318
4,236		Tuesday Morning Corp	55,703
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	522,647

GENERAL BUILDING CONTRACTORS - 0.51%
236		Amrep Corp	12,820
860	*	Avatar Holdings, Inc	48,994
1,791		Brookfield Homes Corp	59,013
899	*	Cavco Industries, Inc	39,952
7,047	*	Hovnanian Enterprises, Inc (Class A)	211,974
2,333		Levitt Corp (Class A)	37,328
1,812		M/I Homes, Inc	63,565
3,082		McGrath RentCorp	85,710
3,176	*	Meritage Homes Corp	150,066
1,414	*	Palm Harbor Homes, Inc	24,872
3,073	*	Perini Corp	69,142
900	*	Team, Inc	22,545
2,747		Technical Olympic USA, Inc	39,447
4,792	*	WCI Communities, Inc	96,511
		TOTAL GENERAL BUILDING CONTRACTORS	961,939

GENERAL MERCHANDISE STORES - 0.45%
6,690	*	99 Cents Only Stores	69,977
16,142	*	Big Lots, Inc	275,705
806		Bon-Ton Stores, Inc	17,635
4,519	*	Cabela's, Inc	87,036
7,083		Casey's General Stores, Inc	177,146
1,102	*	Conn's, Inc	29,258
5,830		Fred's, Inc	77,831
3,009	*	Retail Ventures, Inc	53,620
3,524		Stein Mart, Inc	52,155
		TOTAL GENERAL MERCHANDISE STORES	840,363

HEALTH SERVICES - 1.65%
1,631	*	Alliance Imaging, Inc	10,438
2,260	*	Amedisys, Inc	85,654
4,986	*	American Retirement Corp	163,391
4,140	*	Amsurg Corp	94,185
6,034	*	Apria Healthcare Group, Inc	114,043
1,354	*	Bio-Reference Labs, Inc	29,463
771	*	Corvel Corp	19,275

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,747	*	Cross Country Healthcare, Inc	$86,348
702	*	Emeritus Corp	13,162
4,176	*	Enzo Biochem, Inc	62,974
4,452	*	Five Star Quality Care, Inc	49,284
2,882	*	Genesis HealthCare Corp	136,520
1,754	*	Genomic Health, Inc	20,645
3,623	*	Gentiva Health Services, Inc	58,077
4,876	*	Healthways, Inc	256,673
2,121	*	Horizon Health Corp	44,286
3,705	*	Hythiam, Inc	25,824
5,034	*	Kindred Healthcare, Inc	130,884
2,931		LCA-Vision, Inc	155,079
1,566	*	LHC Group, Inc	31,195
5,228	*	Magellan Health Services, Inc	236,881
2,845	*	Matria Healthcare, Inc	60,940
1,120	*	Medcath Corp	21,101
979		National Healthcare Corp	43,614
12,644	*	Nektar Therapeutics	231,891
834	*	Nighthawk Radiology Holdings, Inc	14,962
5,027	*	Odyssey HealthCare, Inc	88,324
3,702		Option Care, Inc	44,350
7,368	*	Psychiatric Solutions, Inc	211,167
1,721	*	Radiation Therapy Services, Inc	46,312
2,356	*	RehabCare Group, Inc	40,947
3,318	*	Stereotaxis, Inc	35,801
3,272	*	Sun Healthcare Group, Inc	28,434
6,275	*	Sunrise Senior Living, Inc	173,504
2,453	*	Symbion, Inc	50,924
6,210	*	United Surgical Partners International, Inc	186,735
1,310	*	VistaCare, Inc (Class A)	15,851
		TOTAL HEALTH SERVICES	3,119,138

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.15%
4,943		Granite Construction, Inc	223,770
2,942	*	Matrix Service Co	33,656
1,229	*	Sterling Construction Co, Inc	33,920
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	291,346

HOLDING AND OTHER INVESTMENT OFFICES - 9.53%
6,665		Aames Investment Corp	33,258
4,488		Acadia Realty Trust	106,141
4,824	*	Affordable Residential Communities	51,858
1,171		Agree Realty Corp	39,779
285	*	Alexander's, Inc	77,452
3,225		Alexandria Real Estate Equities, Inc	285,993
2,274		American Campus Communities, Inc	56,509
18,301		American Financial Realty Trust	177,154
6,187		American Home Mortgage Investment Corp	228,053
7,965		Anthracite Capital, Inc	96,854
6,631		Anworth Mortgage Asset Corp	55,037
11,473		Apollo Investment Corp	212,021
1,659		Arbor Realty Trust, Inc	41,558
6,836		Ashford Hospitality Trust, Inc	86,270
8,016		BioMed Realty Trust, Inc	239,999

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,696		Capital Lease Funding, Inc	$53,581
394		Capital Southwest Corp	41,153
1,760		Capital Trust, Inc	62,691
4,315		Cedar Shopping Centers, Inc	63,517
1,622		CentraCore Properties Trust	40,145
997		Cherokee, Inc	41,236
1,852		Compass Diversified Trust	26,428
4,630		Corporate Office Properties Trust	194,830
5,534		Cousins Properties, Inc	171,167
11,114		Crescent Real Estate Equities Co	206,276
7,300		Deerfield Triarc Capital Corp	94,754
9,065		DiamondRock Hospitality Co	134,253
2,598		Digital Realty Trust, Inc	64,145
3,153		EastGroup Properties, Inc	147,182
3,633		Education Realty Trust, Inc	60,489
436	*	Enstar Group, Inc	40,195
3,823		Entertainment Properties Trust	164,580
7,699		Equity Inns, Inc	127,495
2,798		Equity Lifestyle Properties, Inc	122,636
5,408		Equity One, Inc	113,027
7,212		Extra Space Storage, Inc	117,123
8,604		FelCor Lodging Trust, Inc	187,051
7,083		Fieldstone Investment Corp	64,880
6,235		First Industrial Realty Trust, Inc	236,556
2,838		First Potomac Realty Trust	84,544
6,945		Franklin Street Properties Corp	136,678
20,763		Friedman Billings Ramsey Group, Inc	227,770
2,446		Getty Realty Corp	69,564
1,450		Gladstone Capital Corp	31,016
2,473		Gladstone Investment Corp	37,095
4,547		Glenborough Realty Trust, Inc	97,942
5,217		Glimcher Realty Trust	129,434
5,734		GMH Communities Trust	75,574
2,274		Gramercy Capital Corp	58,897
2,696		Harris & Harris Group, Inc	29,764
6,665		Healthcare Realty Trust, Inc	212,280
3,949		Heritage Property Investment Trust	137,899
3,938		Hersha Hospitality Trust	36,584
8,387		Highland Hospitality Corp	118,089
7,654		Highwoods Properties, Inc	276,922
5,008		Home Properties, Inc	277,994
7,790		HomeBanc Corp	61,853
10,464		IMPAC Mortgage Holdings, Inc	116,988
9,764		Inland Real Estate Corp	145,288
6,185		Innkeepers U.S.A. Trust	106,877
6,848		Investors Real Estate Trust	61,837
68,250		iShares Russell 2000 Index Fund	4,907,175
3,624		JER Investors Trust, Inc	56,353
4,034		Kite Realty Group Trust	62,890
11,078		KKR Financial Corp	230,533
5,671		LaSalle Hotel Properties	262,567
7,337		Lexington Corporate Properties Trust	158,479
3,158		LTC Properties, Inc	70,581
5,429		Luminent Mortgage Capital, Inc	50,273

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,353		Maguire Properties, Inc	$188,265
5,656		Medical Properties Trust, Inc	62,442
11,303		MFA Mortgage Investments, Inc	77,765
3,286		Mid-America Apartment Communities, Inc	183,195
7,996		Mills Corp	213,893
4,117		MortgageIT Holdings, Inc	49,651
3,521		National Health Investors, Inc	94,680
8,130		National Retail Properties, Inc	162,193
10,434		Nationwide Health Properties, Inc	234,869
6,337		Newcastle Investment Corp	160,453
2,743		Newkirk Realty Trust, Inc	47,618
4,025		NorthStar Realty Finance Corp	48,340
4,567		Novastar Financial, Inc	144,363
8,042		Omega Healthcare Investors, Inc	106,315
1,903		Parkway Properties, Inc	86,587
5,091		Pennsylvania Real Estate Investment Trust	205,524
5,933		Post Properties, Inc	269,002
5,481		Potlatch Corp	206,908
2,361		PS Business Parks, Inc	139,299
3,805		RAIT Investment Trust	111,106
2,382		Ramco-Gershenson Properties	64,147
11,488		Realty Income Corp	251,587
2,828		Redwood Trust, Inc	138,091
3,674		Republic Property Trust	36,299
526		Resource Capital Corp	6,770
963	*	Rockville Financial, Inc	14,175
1,531		Saul Centers, Inc	62,434
7,346		Saxon Capital, Inc	84,038
8,909		Senior Housing Properties Trust	159,560
2,492		Sizeler Property Investors, Inc	40,022
2,483		Sovran Self Storage, Inc	126,112
11,562		Spirit Finance Corp	130,188
2,582	*	Star Maritime Acquisition Corp	26,233
10,338		Strategic Hotel Capital, Inc	214,410
2,553		Sun Communities, Inc	83,049
8,152		Sunstone Hotel Investors, Inc	236,897
4,270		Tanger Factory Outlet Centers, Inc	138,220
2,003		Tarragon Corp	27,742
9,558		Trustreet Properties, Inc	126,070
1,631		Universal Health Realty Income Trust	51,132
2,899		Urstadt Biddle Properties, Inc (Class A)	47,225
6,640		U-Store-It Trust	125,230
5,997		Washington Real Estate Investment Trust	220,090
2,871		Windrose Medical Properties Trust	41,917
3,932		Winston Hotels, Inc	48,167
3,422		Winthrop Realty Trust	20,327
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	18,005,666

HOTELS AND OTHER LODGING PLACES - 0.64%
3,735		Ameristar Casinos, Inc	72,646
5,096	*	Aztar Corp	264,788
2,949	*	Bluegreen Corp	33,796
5,680	*	Gaylord Entertainment Co	247,875
3,533	*	Great Wolf Resorts, Inc	42,431

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,215	*	Isle of Capri Casinos, Inc	$56,815
3,247	*	Lodgian, Inc	46,270
3,039		Marcus Corp	63,454
1,456	*	Monarch Casino & Resort, Inc	40,943
2,392	*	Morgans Hotel Group Co	37,219
1,860	*	Outdoor Channel Holdings, Inc	19,195
1,546	*	Riviera Holdings Corp	31,229
3,960	*	Trump Entertainment Resorts, Inc	79,794
4,390	*	Vail Resorts, Inc	162,869
		TOTAL HOTELS AND OTHER LODGING PLACES	1,199,324

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.10%
1,359		Aaon, Inc	34,872
3,805		Actuant Corp	190,060
8,923	*	Advanced Digital Information Corp	105,024
3,835		Albany International Corp (Class A)	162,566
1,940	*	Allis-Chalmers Energy, Inc	26,365
1,015		Ampco-Pittsburgh Corp	29,080
2,472	*	Astec Industries, Inc	84,345
2,948	*	ASV, Inc	67,922
6,411	*	Asyst Technologies, Inc	48,275
14,571	*	Axcelis Technologies, Inc	85,969
846	*	Basin Water, Inc	8,477
2,378		Black Box Corp	91,149
5,369	*	Blount International, Inc	64,535
7,369		Briggs & Stratton Corp	229,250
10,898	*	Brooks Automation, Inc	128,596
4,460		Bucyrus International, Inc (Class A)	225,230
1,854		Cascade Corp	73,326
11,821	*	Cirrus Logic, Inc	96,223
2,584	*	Columbus McKinnon Corp	56,176
6,231		Curtiss-Wright Corp	192,413
5,484	*	Cymer, Inc	254,787
1,563	*	Dril-Quip, Inc	128,854
8,054	*	Electronics for Imaging, Inc	168,168
12,052	*	Emulex Corp	196,086
2,272	*	ENGlobal Corp	17,699
2,876	*	EnPro Industries, Inc	96,634
19,268	*	Entegris, Inc	183,624
17,712	*	Extreme Networks, Inc	73,682
1,891	*	Fargo Electronics, Inc	48,012
1,844	*	Flanders Corp	18,495
4,944	*	Flow International Corp	69,562
40,048	*	Gateway, Inc	76,091
1,646	*	Gehl Co	42,022
3,379	*	Global Imaging Systems, Inc	139,485
3,329	*	Goodman Global, Inc	50,534
1,314		Gorman-Rupp Co	34,952
2,565	*	Hydril	201,404
7,093	*	Intermec, Inc	162,713
2,845	*	Intevac, Inc	61,680
1,985	*	Kadant, Inc	45,655
3,941		Kaydon Corp	147,039
5,422		Kennametal, Inc	337,520

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,377	*	Komag, Inc	$202,130
7,775	*	Kulicke & Soffa Industries, Inc	57,613
1,442	*	LB Foster Co	34,997
1,785		Lindsay Manufacturing Co	48,409
2,092		Lufkin Industries, Inc	124,328
5,485	*	Micros Systems, Inc	239,585
942	*	Middleby Corp	81,539
4,844		Modine Manufacturing Co	113,156
762		Nacco Industries, Inc (Class A)	104,706
2,066	*	NATCO Group, Inc	83,053
4,603	*	Netgear, Inc	99,655
2,087		NN, Inc	25,774
4,158		Nordson Corp	204,490
6,975	*	Oil States International, Inc	239,103
12,924	*	Palm, Inc	208,076
5,749	*	Paxar Corp	118,257
3,668	*	ProQuest Co	45,080
26,045	*	Quantum Corp	68,238
3,913	*	Rackable Systems, Inc	154,524
2,894	*	RBC Bearings, Inc	65,694
1,812		Robbins & Myers, Inc	47,366
16,974	*	Safeguard Scientifics, Inc	36,664
1,355		Sauer-Danfoss, Inc	34,444
3,579	*	Scansource, Inc	104,936
3,104	*	Semitool, Inc	27,998
3,210	*	Sigma Designs, Inc	30,270
1,724		Standex International Corp	52,323
2,355	*	Tecumseh Products Co (Class A)	45,216
1,097		Tennant Co	55,157
1,776	*	TurboChef Technologies, Inc	19,749
3,587	*	Ultratech, Inc	56,459
3,936		Watsco, Inc	235,452
4,311		Woodward Governor Co	131,529
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	7,750,521

INSTRUMENTS AND RELATED PRODUCTS - 5.32%
2,757	*	Abaxis, Inc	61,674
3,305	*	Abiomed, Inc	42,866
1,341	*	ADE Corp	43,569
9,534	*	Affymetrix, Inc	244,070
8,413	*	Align Technology, Inc	62,172
9,851	*	American Medical Systems Holdings, Inc	164,019
1,287	*	American Science & Engineering, Inc	74,543
2,002		Analogic Corp	93,313
2,592	*	Anaren, Inc	53,110
1,732	*	Angiodynamics, Inc	46,851
1,806	*	Argon ST, Inc	48,094
3,156		Arrow International, Inc	103,738
3,726	*	Arthrocare Corp	156,529
2,498	*	Aspect Medical Systems, Inc	43,565
1,966		Badger Meter, Inc	53,082
2,625	*	Bio-Rad Laboratories, Inc (Class A)	170,468
2,387	*	Biosite, Inc	108,990
4,686	*	Bruker BioSciences Corp	25,117

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,207	*	Candela Corp	$50,863
7,921	*	Cepheid, Inc	76,913
3,923	*	Cerus Corp	27,971
2,042		CNS, Inc	50,029
4,381	*	Coherent, Inc	147,771
3,252		Cohu, Inc	57,073
4,123	*	Conmed Corp	85,346
14,069	*	Credence Systems Corp	49,242
3,125	*	Cyberonics, Inc	66,625
1,821		Datascope Corp	56,160
5,211	*	Depomed, Inc	30,589
2,381	*	DexCom, Inc	32,334
2,866	*	Dionex Corp	156,656
3,163	*	DJ Orthopedics, Inc	116,493
243	*	DXP Enterprises, Inc	7,550
1,034	*	Eagle Test Systems, Inc	14,497
2,274		EDO Corp	55,349
8,397	*	Encore Medical Corp	40,390
3,569	*	ESCO Technologies, Inc	190,763
3,535	*	Esterline Technologies Corp	147,021
2,260	*	ev3, Inc	33,471
1,812	*	Excel Technology, Inc	54,215
3,489	*	FEI Co	79,131
9,723	*	Flir Systems, Inc	214,489
6,446	*	Formfactor, Inc	287,685
6,347	*	Fossil, Inc	114,309
2,637	*	Foxhollow Technologies, Inc	72,043
3,791	*	Haemonetics Corp	176,319
4,821	*	HealthTronics, Inc	36,881
1,948	*	Herley Industries, Inc	21,837
6,441	*	Hologic, Inc	317,928
2,005	*	ICU Medical, Inc	84,691
3,108	*	I-Flow Corp	33,629
3,515	*	II-VI, Inc	64,324
5,890	*	Illumina, Inc	174,697
9,675	*	Input/Output, Inc	91,429
2,839	*	Integra LifeSciences Holdings Corp	110,182
5,953	*	Intermagnetics General Corp	160,612
3,026	*	Intralase Corp	50,655
4,391		Invacare Corp	109,248
3,497	*	Ionatron, Inc	22,206
2,356	*	IRIS International, Inc	31,005
3,619	*	Itron, Inc	214,462
6,053	*	Ixia	54,477
1,630	*	Kensey Nash Corp	48,085
10,140	*	Kopin Corp	36,605
6,248	*	Kyphon, Inc	239,673
2,799	*	Laserscope	86,237
8,344	*	LTX Corp	58,491
1,803	*	Measurement Specialties, Inc	40,153
1,298	*	Medical Action Industries, Inc	28,673
5,436		Mentor Corp	236,466
3,575	*	Merit Medical Systems, Inc	49,192
4,300		Mine Safety Appliances Co	172,860

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,133	*	MKS Instruments, Inc	$103,276
2,365	*	Molecular Devices Corp	72,274
2,494		Movado Group, Inc	57,237
2,603		MTS Systems Corp	102,845
2,630	*	Natus Medical, Inc	26,011
1,760	*	Neurometrix, Inc	53,610
5,743	*	Newport Corp	92,577
853	*	Nextest Systems Corp	13,827
1,522	*	Northstar Neuroscience, Inc	15,798
4,679	*	NuVasive, Inc	85,298
1,702	*	NxStage Medical, Inc	14,858
3,335		Oakley, Inc	56,195
556	*	OYO Geospace Corp	31,753
2,456	*	Palomar Medical Technologies, Inc	112,067
2,537	*	Photon Dynamics, Inc	31,763
3,322		PolyMedica Corp	119,459
5,442	*	RAE Systems, Inc	21,768
2,157	*	Rofin-Sinar Technologies, Inc	123,963
3,655	*	Rudolph Technologies, Inc	52,998
7,243	*	Sirf Technology Holdings, Inc	233,369
2,365		Sirona Dental Systems, Inc	93,701
3,699	*	Sonic Solutions, Inc	61,033
2,377	*	SonoSite, Inc	92,798
4,320	*	Spectranetics Corp	46,310
9,695		STERIS Corp	221,628
4,930	*	Symmetry Medical, Inc	75,922
4,842	*	Teledyne Technologies, Inc	158,624
7,147	*	ThermoGenesis Corp	29,446
7,627	*	Thoratec Corp	105,786
4,809	*	TriPath Imaging, Inc	31,836
1,359		United Industrial Corp	61,495
4,439	*	Varian, Inc	184,263
4,259	*	Veeco Instruments, Inc	101,535
4,150	*	Ventana Medical Systems, Inc	195,797
4,572	*	Viasys Healthcare, Inc	117,043
3,151	*	Viisage Technology, Inc	47,769
1,796	*	Vital Images, Inc	44,361
962		Vital Signs, Inc	47,648
4,835	*	Wright Medical Group, Inc	101,196
3,017		X-Rite, Inc	33,157
725		Young Innovations, Inc	25,542
1,269	*	Zoll Medical Corp	41,572
2,548	*	Zygo Corp	41,762
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	10,042,935

INSURANCE AGENTS, BROKERS AND SERVICE - 0.31%
2,600		Clark, Inc	34,320
3,559		Crawford & Co (Class B)	25,554
4,895		Hilb Rogal & Hobbs Co	182,437
1,286	*	James River Group, Inc	32,021
5,258		National Financial Partners Corp	232,982
6,495	*	USI Holdings Corp	87,098
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	594,412

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
INSURANCE CARRIERS - 2.52%
4,752		21st Century Insurance Group	$68,429
1,088		Affirmative Insurance Holdings, Inc	17,027
4,439		Alfa Corp	73,510
7,808		American Equity Investment Life Holding Co	83,233
945	*	American Physicians Capital, Inc	49,698
7,303	*	AMERIGROUP Corp	226,685
4,280	*	Argonaut Group, Inc	128,571
1,197		Baldwin & Lyons, Inc (Class B)	30,523
2,478		Bristol West Holdings, Inc	39,648
3,630		Capital Title Group, Inc	26,753
6,089	*	Centene Corp	143,274
2,493	*	CNA Surety Corp	43,079
7,629		Commerce Group, Inc	225,361
5,852		Delphi Financial Group, Inc (Class A)	212,779
1,987		Direct General Corp	33,620
1,916		Donegal Group, Inc	37,190
807		EMC Insurance Group, Inc	23,209
1,980		FBL Financial Group, Inc (Class A)	64,152
2,092	*	First Acceptance Corp	24,644
1,451	*	Fpic Insurance Group, Inc	56,226
1,397		Great American Financial Resources, Inc	29,239
1,933		Harleysville Group, Inc	61,315
3,836	*	HealthExtras, Inc	115,924
2,501	*	Healthspring, Inc	46,894
5,924		Horace Mann Educators Corp	100,412
659		Independence Holding Co	14,768
2,854		Infinity Property & Casualty Corp	117,014
626		Kansas City Life Insurance Co	26,398
2,463		LandAmerica Financial Group, Inc	159,110
3,564	*	Meadowbrook Insurance Group, Inc	29,652
1,546		Midland Co	58,717
1,683	*	Molina Healthcare, Inc	64,038
2,238		National Interstate Corp	60,695
318		National Western Life Insurance Co (Class A)	76,209
1,845	*	Navigators Group, Inc	80,848
821		NYMAGIC, Inc	23,850
1,839		Odyssey Re Holdings Corp	48,458
8,867		Ohio Casualty Corp	263,616
15,880		Phoenix Cos, Inc	223,590
4,719	*	PMA Capital Corp (Class A)	48,606
3,058		Presidential Life Corp	75,166
4,407	*	ProAssurance Corp	212,329
3,207		RLI Corp	154,513
2,012		Safety Insurance Group, Inc	95,671
1,422	*	SCPIE Holdings, Inc	33,061
2,242	*	SeaBright Insurance Holdings, Inc	36,119
4,001		Selective Insurance Group, Inc	223,536
2,003		State Auto Financial Corp	65,178
2,411		Stewart Information Services Corp	87,543
2,356		Tower Group, Inc	71,269
1,626	*	Triad Guaranty, Inc	79,479
2,785		United Fire & Casualty Co	83,912
5,374	*	Universal American Financial Corp	70,668

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,219		Zenith National Insurance Corp	$207,038
		TOTAL INSURANCE CARRIERS	4,752,446

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
1,835	*	Geo Group, Inc	64,317
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	64,317

LEATHER AND LEATHER PRODUCTS - 0.37%
1,314	*	CROCS, Inc	33,047
3,263	*	Genesco, Inc	110,518
4,959	*	Iconix Brand Group, Inc	81,030
2,821		Steven Madden Ltd	83,558
7,071	*	Timberland Co (Class A)	184,553
976		Weyco Group, Inc	22,663
7,952		Wolverine World Wide, Inc	185,520
		TOTAL LEATHER AND LEATHER PRODUCTS	700,889

LEGAL SERVICES - 0.10%
5,550	*	FTI Consulting, Inc	148,574
1,392		Pre-Paid Legal Services, Inc	48,024
		TOTAL LEGAL SERVICES	196,598

LUMBER AND WOOD PRODUCTS - 0.23%
1,659		American Woodmark Corp	58,131
10,606	*	Champion Enterprises, Inc	117,090
1,376		Deltic Timber Corp	77,565
997		Skyline Corp	42,652
2,360		Universal Forest Products, Inc	148,043
		TOTAL LUMBER AND WOOD PRODUCTS	443,481

METAL MINING - 0.36%
3,151		Cleveland-Cliffs, Inc	249,843
39,274	*	Coeur d'Alene Mines Corp	188,908
17,291	*	Hecla Mining Co	90,778
2,718		Royal Gold, Inc	75,615
5,593	*	Stillwater Mining Co	70,919
		TOTAL METAL MINING	676,063

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.64%
3,888		Blyth, Inc	71,772
10,640		Callaway Golf Co	138,214
5,482		Daktronics, Inc	158,265
13,142	*	Identix, Inc	91,863
3,890	*	Jakks Pacific, Inc	78,150
6,421	*	K2, Inc	70,246
1,586		Marine Products Corp	15,432
4,575		Nautilus, Inc	71,873
5,432	*	Progressive Gaming International Corp	42,370
2,941	*	RC2 Corp	113,699
1,787	*	Russ Berrie & Co, Inc	21,909
5,018	*	Shuffle Master, Inc	164,490
896	*	Steinway Musical Instruments, Inc	21,970
5,773		Yankee Candle Co, Inc	144,383
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,204,636

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
MISCELLANEOUS RETAIL - 1.10%
3,194	*	1-800-FLOWERS.COM, Inc (Class A)	$18,429
2,274	*	AC Moore Arts & Crafts, Inc	37,089
3,103		Big 5 Sporting Goods Corp	60,508
2,086	*	Blue Nile, Inc	67,086
2,006		Books-A-Million, Inc	33,460
9,065		Borders Group, Inc	167,340
2,081	*	Build-A-Bear Workshop, Inc	44,762
4,306		Cash America International, Inc	137,792
7,218	*	CKX, Inc	97,948
2,915	*	dELiA*s, Inc	23,553
10,412	*	Drugstore.com, Inc	30,195
1,665	*	Ezcorp, Inc	62,754
5,528	*	GSI Commerce, Inc	74,794
5,124	*	Hibbett Sporting Goods, Inc	122,464
4,479		Longs Drug Stores Corp	204,332
1,531	*	Overstock.com, Inc	32,549
8,270	*	Petco Animal Supplies, Inc	168,956
3,671	*	Priceline.com, Inc	109,616
1,126	*	Pricesmart, Inc	11,283
1,035	*	Sportsman's Guide, Inc	31,568
2,631	*	Stamps.com, Inc	73,194
1,179	*	Systemax, Inc	9,196
4,308	*	Valuevision International, Inc (Class A)	47,517
3,852		World Fuel Services Corp	175,998
6,718	*	Zale Corp	161,837
2,038	*	Zumiez, Inc	76,568
		TOTAL MISCELLANEOUS RETAIL	2,080,788

MOTION PICTURES - 0.38%
5,947	*	Avid Technology, Inc	198,214
26,425	*	Blockbuster, Inc (Class A)	131,596
1,876		Carmike Cinemas, Inc	39,546
2,285	*	Gaiam, Inc	32,036
7,103	*	Macrovision Corp	152,857
10,832	*	Time Warner Telecom, Inc (Class A)	160,855
		TOTAL MOTION PICTURES	715,104

NONDEPOSITORY INSTITUTIONS - 0.86%
2,499	*	Accredited Home Lenders Holding Co	119,477
9,691		Advance America Cash Advance Centers, Inc	169,980
2,804		Advanta Corp (Class B)	100,804
5,462		Ares Capital Corp	92,472
1,653		Asta Funding, Inc	61,905
7,365		CharterMac	137,799
2,830	*	CompuCredit Corp	108,785
1,316	*	Credit Acceptance Corp	35,716
12,980		Doral Financial Corp	83,202
1,541	b*	DVI, Inc	4
1,659		Federal Agricultural Mortgage Corp (Class C)	45,954
3,730		Financial Federal Corp	103,731
3,874	*	First Cash Financial Services, Inc	76,512
6,387	*	INVESTools, Inc	50,713

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,507		MCG Capital Corp	$119,361
2,063		Medallion Financial Corp	26,736
2,262		NGP Capital Resources Co	33,093
5,109	*	Ocwen Financial Corp	64,935
1,054	*	Penson Worldwide, Inc	18,139
2,575		Technology Investment Capital Corp	37,724
1,435	*	United PanAm Financial Corp	43,624
2,637	*	World Acceptance Corp	93,666
		TOTAL NONDEPOSITORY INSTITUTIONS	1,624,332

NONMETALLIC MINERALS, EXCEPT FUELS - 0.10%
3,142		AMCOL International Corp	82,792
4,518		Compass Minerals International, Inc	112,724
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	195,516

OIL AND GAS EXTRACTION - 3.48%
1,518	*	Arena Resources, Inc	52,052
2,538	*	Atlas America, Inc	113,728
2,850	*	ATP Oil & Gas Corp	119,500
3,798	*	Atwood Oceanics, Inc	188,381
9,411	*	Aurora Oil & Gas Corp	37,644
1,885	*	Basic Energy Services, Inc	57,624
4,884		Berry Petroleum Co (Class A)	161,905
4,023	*	Bill Barrett Corp	119,121
2,370	*	Bois d'Arc Energy, Inc	39,034
6,426	*	Brigham Exploration Co	50,830
1,920	*	Bronco Drilling Co, Inc	40,109
2,868	*	Callon Petroleum Co	55,467
2,997	*	Carrizo Oil & Gas, Inc	93,836
816	*	Clayton Williams Energy, Inc	28,185
3,682	*	Complete Production Services, Inc	87,042
6,123	*	Comstock Resources, Inc	182,833
1,063	*	Dawson Geophysical Co	32,709
5,061		Delta & Pine Land Co	148,793
7,479	*	Delta Petroleum Corp	128,115
2,379	*	Edge Petroleum Corp	47,532
7,519	*	Encore Acquisition Co	201,735
5,381	*	Energy Partners Ltd	101,970
7,219	*	EXCO Resources, Inc	82,297
4,127	*	Exploration Co of Delaware, Inc	43,994
10,765	*	Gasco Energy, Inc	47,904
4,224	*	GeoGlobal Resources, Inc	20,655
1,133	*	GMX Resources, Inc	35,032
1,765	*	Goodrich Petroleum Corp	50,108
27,487	*	Grey Wolf, Inc	211,650
1,817	*	Gulfport Energy Corp	20,060
14,445	*	Hanover Compressor Co	271,277
5,372	*	Harvest Natural Resources, Inc	72,737
2,862	*	Hercules Offshore, Inc	100,170
4,078	*	Houston Exploration Co	249,533
7,282	*	KCS Energy, Inc	216,275
10,287	*	Mariner Energy, Inc	188,972
3,615	*	McMoRan Exploration Co	63,624
11,437	*	Meridian Resource Corp	40,030

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,217	*	Metretek Technologies, Inc	$38,088
13,133	*	Newpark Resources, Inc	80,768
4,872	*	Parallel Petroleum Corp	120,387
15,610	*	Parker Drilling Co	112,080
800	v*	PetroCorp	(0)
8,622	*	PetroHawk Energy Corp	108,637
2,319	*	Petroleum Development Corp	87,426
5,890	*	Petroquest Energy, Inc	72,329
5,845	*	Pioneer Drilling Co	90,247
105	*	PrimeEnergy Corp	8,080
2,766	*	Quest Resource Corp	37,479
2,906	*	RAM Energy Resources, Inc	16,622
4,008	*	Remington Oil & Gas Corp	176,232
7,264	*	Rosetta Resources, Inc	120,728
3,103		RPC, Inc	75,341
3,783	*	Stone Energy Corp	176,099
4,906	*	Sulphco, Inc	35,127
1,538	*	Superior Well Services, Inc	38,296
4,052	*	Swift Energy Co	173,952
5,209	*	Syntroleum Corp	31,619
1,838	*	Toreador Resources Corp	51,703
9,780	*	Transmeridian Exploration, Inc	55,746
6,382	*	Transmontaigne, Inc	71,542
1,674	*	Trico Marine Services, Inc	56,916
1,898	*	Union Drilling, Inc	28,204
8,139	*	Vaalco Energy, Inc	79,437
5,008	*	Veritas DGC, Inc	258,313
7,540	*	Warren Resources, Inc	108,274
1,364	*	Warrior Energy Service Corp	33,186
4,149	*	W-H Energy Services, Inc	210,894
5,184	*	Whiting Petroleum Corp	217,054
		TOTAL OIL AND GAS EXTRACTION	6,573,269

PAPER AND ALLIED PRODUCTS - 0.67%
7,967		Bowater, Inc	181,249
5,316	*	Buckeye Technologies, Inc	40,614
3,937	*	Caraustar Industries, Inc	35,433
7,698	*	Cenveo, Inc	138,179
2,901		Chesapeake Corp	47,605
6,254		Glatfelter	99,251
11,235	*	Graphic Packaging Corp	42,581
2,282		Greif, Inc (Class A)	171,059
7,167		Longview Fibre Co	136,818
4,414	*	Mercer International, Inc	38,314
2,060		Neenah Paper, Inc	62,727
7,898	*	Playtex Products, Inc	82,376
4,411		Rock-Tenn Co (Class A)	70,355
2,084		Schweitzer-Mauduit International, Inc	45,119
6,300		Wausau Paper Corp	78,435
		TOTAL PAPER AND ALLIED PRODUCTS	1,270,115

PERSONAL SERVICES - 0.35%
3,560		Coinmach Service Corp	36,490
4,022	*	Coinstar, Inc	96,287

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,974		G & K Services, Inc (Class A)	$102,008
5,100		Jackson Hewitt Tax Service, Inc	159,885
6,371		Regis Corp	226,871
1,269		Unifirst Corp	43,781
		TOTAL PERSONAL SERVICES	665,322

PETROLEUM AND COAL PRODUCTS - 0.32%
1,702		Alon USA Energy, Inc	53,562
1,456	*	Delek US Holdings, Inc	22,131
3,008		ElkCorp	83,532
2,085	*	Giant Industries, Inc	138,757
5,972	*	Headwaters, Inc	152,644
2,329		WD-40 Co	78,185
3,098		Western Refining, Inc	66,855
		TOTAL PETROLEUM AND COAL PRODUCTS	595,666

PRIMARY METAL INDUSTRIES - 2.25%
15,542	*	AK Steel Holding Corp	214,946
4,480	*	Aleris International, Inc	205,408
6,121		Belden CDT, Inc	202,299
2,890	*	Brush Engineered Materials, Inc	60,257
3,277	*	Century Aluminum Co	116,956
3,204	*	Chaparral Steel Co	230,752
8,100	*	CommScope, Inc	254,502
3,284	*	Encore Wire Corp	118,027
7,101	*	General Cable Corp	248,535
3,538		Gibraltar Industries, Inc	102,602
4,321	*	Lone Star Technologies, Inc	233,420
4,645		Matthews International Corp (Class A)	160,113
5,215	*	Maverick Tube Corp	329,536
5,154		Mueller Industries, Inc	170,237
3,139	*	NS Group, Inc	172,896
1,181		Olympic Steel, Inc	41,796
5,097	*	Oregon Steel Mills, Inc	258,214
5,304		Quanex Corp	228,443
3,217	*	RTI International Metals, Inc	179,637
3,193		Schnitzer Steel Industries, Inc (Class A)	113,288
1,576		Steel Technologies, Inc	30,637
2,842	*	Superior Essex, Inc	85,061
3,235		Texas Industries, Inc	171,778
4,819		Tredegar Corp	76,237
1,523	*	Wheeling-Pittsburgh Corp	30,292
10,228		Worthington Industries, Inc	214,277
		TOTAL PRIMARY METAL INDUSTRIES	4,250,146

PRINTING AND PUBLISHING - 1.26%
6,330	*	ACCO Brands Corp	138,627
7,448		American Greetings Corp (Class A)	156,482
3,488		Banta Corp	161,599
12,458		Belo (A.H.) Corp Series A	194,345
4,757		Bowne & Co, Inc	68,025
1,541	*	Consolidated Graphics, Inc	80,224
1,337		Courier Corp	53,507
947		CSS Industries, Inc	27,226

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,777		Ennis, Inc	$74,331
10,586		Hollinger International, Inc	85,006
3,805		John H Harland Co	165,517
5,988		Journal Communications, Inc	67,305
5,956		Journal Register Co	53,366
6,383		Lee Enterprises, Inc	172,022
3,490	*	Martha Stewart Living Omnimedia, Inc (Class A)	58,318
3,046		Media General, Inc (Class A)	127,597
2,809	*	Playboy Enterprises, Inc (Class B)	28,034
4,064	*	Presstek, Inc	37,836
28,073	*	Primedia, Inc	51,374
3,570	*	Private Media Group Ltd	15,886
13,854		Reader's Digest Association, Inc (Class A)	193,402
2,184		Schawk, Inc	38,220
4,919	*	Scholastic Corp	127,746
2,690		Standard Register Co	31,877
6,908	*	Valassis Communications, Inc	162,960
		TOTAL PRINTING AND PUBLISHING	2,370,832

RAILROAD TRANSPORTATION - 0.23%
4,975		Florida East Coast Industries	260,342
5,034	*	Genesee & Wyoming, Inc (Class A)	178,556
		TOTAL RAILROAD TRANSPORTATION	438,898

REAL ESTATE - 0.26%
5,612	*	Alderwoods Group, Inc	109,210
1,436	*	California Coastal Communities, Inc	45,952
871		Consolidated-Tomoka Land Co	48,027
2,028	*	Housevalues, Inc	14,054
545		Orleans Homebuilders, Inc	8,856
15,531		Stewart Enterprises, Inc (Class A)	89,303
5,098	*	Trammell Crow Co	179,297
		TOTAL REAL ESTATE	494,699

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.50%
1,010	*	AEP Industries, Inc	33,754
2,269	*	Applied Films Corp	64,644
8,754		Cooper Tire & Rubber Co	97,520
1,473	*	Deckers Outdoor Corp	56,799
1,486		PW Eagle, Inc	44,937
4,136		Schulman (A.), Inc	94,673
1,617	*	Skechers U.S.A., Inc (Class A)	38,986
4,405		Spartech Corp	99,553
2,161		Titan International, Inc	40,432
1,765	*	Trex Co, Inc	45,696
8,565		Tupperware Corp	168,645
4,533		West Pharmaceutical Services, Inc	164,457
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	950,096

SECURITY AND COMMODITY BROKERS - 0.91%
3,279		Calamos Asset Management, Inc (Class A)	95,058
1,829		Cohen & Steers, Inc	43,164
909		GAMCO Investors, Inc	33,415
1,686	*	GFI Group, Inc	90,960

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,491		Greenhill & Co, Inc	$151,353
5,375		International Securities Exchange, Inc	204,626
14,924	*	Knight Capital Group, Inc	227,293
7,657	*	LaBranche & Co, Inc	92,726
4,120	*	MarketAxess Holdings, Inc	45,361
1,988	*	Morningstar, Inc	82,462
2,890		optionsXpress Holdings, Inc	67,366
2,933	*	Piper Jaffray Cos	179,529
1,631		Sanders Morris Harris Group, Inc	24,644
1,681	*	Stifel Financial Corp	59,356
2,211		SWS Group, Inc	53,329
798	*	Thomas Weisel Partners Group, Inc	15,170
182		Value Line, Inc	7,771
11,977		Waddell & Reed Financial, Inc (Class A)	246,247
		TOTAL SECURITY AND COMMODITY BROKERS	1,719,830

SOCIAL SERVICES - 0.15%
3,877	*	Bright Horizons Family Solutions, Inc	146,124
3,076	*	Capital Senior Living Corp	31,621
1,641	*	Providence Service Corp	44,684
3,193	*	Res-Care, Inc	63,860
		TOTAL SOCIAL SERVICES	286,289

SPECIAL TRADE CONTRACTORS - 0.44%
599		Alico, Inc	33,011
3,697		Chemed Corp	201,597
5,840		Comfort Systems USA, Inc	83,454
5,910	*	Dycom Industries, Inc	125,824
4,417	*	EMCOR Group, Inc	214,975
3,714	*	Insituform Technologies, Inc (Class A)	85,013
2,166	*	Integrated Electrical Services, Inc	37,840
1,755	*	Layne Christensen Co	49,754
		TOTAL SPECIAL TRADE CONTRACTORS	831,468

STONE, CLAY, AND GLASS PRODUCTS - 0.19%
4,085		Apogee Enterprises, Inc	60,050
3,406	*	Cabot Microelectronics Corp	103,236
2,753		CARBO Ceramics, Inc	135,255
4,726	*	US Concrete, Inc	52,222
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	350,763

TEXTILE MILL PRODUCTS - 0.06%
2,139		Oxford Industries, Inc	84,298
2,794		Xerium Technologies, Inc	26,319
		TOTAL TEXTILE MILL PRODUCTS	110,617

TOBACCO PRODUCTS - 0.11%
3,642		Universal Corp	135,555
4,892		Vector Group Ltd	79,495
		TOTAL TOBACCO PRODUCTS	215,050

TRANSPORTATION BY AIR - 0.94%
8,359	*	ABX Air, Inc	50,488
1,467	*	Air Methods Corp	38,406

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
12,805	*	Airtran Holdings, Inc	$190,282
5,601	*	Alaska Air Group, Inc	220,791
2,789	*	Atlas Air Worldwide Holdings, Inc	136,773
3,413	*	Bristow Group, Inc	122,868
4,444	*	EGL, Inc	223,089
6,782	*	ExpressJet Holdings, Inc	46,864
4,780	*	Frontier Airlines Holdings, Inc	34,464
24,550	*	JetBlue Airways Corp	298,037
5,523	*	Mesa Air Group, Inc	54,402
1,928	*	PHI, Inc	64,010
4,567	*	Republic Airways Holdings, Inc	77,730
9,033		Skywest, Inc	224,018
		TOTAL TRANSPORTATION BY AIR	1,782,222

TRANSPORTATION EQUIPMENT - 2.04%
2,857		A.O. Smith Corp	132,451
5,128	*	AAR Corp	113,995
3,205	*	Accuride Corp	39,966
2,896	*	Aftermarket Technology Corp	71,966
7,223		American Axle & Manufacturing Holdings, Inc	123,586
1,151		American Railcar Industries, Inc	38,110
1,923		Arctic Cat, Inc	37,518
10,196		ArvinMeritor, Inc	175,269
4,782	*	Aviall, Inc	227,241
7,422		Clarcor, Inc	221,101
2,067	*	Comtech Group, Inc	23,006
6,978		Federal Signal Corp	105,647
8,768	*	Fleetwood Enterprises, Inc	66,111
1,777		Freightcar America, Inc	98,641
7,561	*	GenCorp, Inc	121,203
1,433	*	GenTek, Inc	38,476
1,911		Greenbrier Cos, Inc	62,566
3,498		Group 1 Automotive, Inc	197,077
3,086		Heico Corp	87,488
3,167	*	IMPCO Technologies, Inc	33,792
2,446	*	K&F Industries Holdings, Inc	43,368
3,165		Kaman Corp (Class A)	57,603
1,350	*	Miller Industries, Inc	27,945
3,519		Monaco Coach Corp	44,691
8,673	*	Navistar International Corp	213,443
1,863		Noble International Ltd	26,678
8,090	*	Orbital Sciences Corp	130,573
5,831		Polaris Industries, Inc	252,482
939	*	Sequa Corp (Class A)	76,529
3,059		Superior Industries International, Inc	55,949
6,379	*	Tenneco, Inc	165,854
1,559	*	TransDigm Group, Inc	37,338
2,254	*	Triumph Group, Inc	108,192
18,436	*	Visteon Corp	132,924
4,647		Wabash National Corp	71,378
6,761		Westinghouse Air Brake Technologies Corp	252,861
4,631		Winnebago Industries, Inc	143,746
		TOTAL TRANSPORTATION EQUIPMENT	3,856,764

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
TRANSPORTATION SERVICES - 0.40%
2,918		Ambassadors Group, Inc	$84,272
1,010		Ambassadors International, Inc	23,483
1,549	*	Dynamex, Inc	33,784
5,750	*	HUB Group, Inc	141,048
9,514		Lear Corp	211,306
2,197	*	Navigant International, Inc	35,218
5,183		Pacer International, Inc	168,862
5,371	*	RailAmerica, Inc	56,181
		TOTAL TRANSPORTATION SERVICES	754,154

TRUCKING AND WAREHOUSING - 0.62%
3,601		Arkansas Best Corp	180,806
3,128	*	Celadon Group, Inc	68,941
4,499		Forward Air Corp	183,244
8,719		Heartland Express, Inc	155,983
1,976	*	Marten Transport Ltd	42,958
3,976	*	Old Dominion Freight Line	149,458
725	*	P.A.M. Transportation Services, Inc	20,945
203	*	Patriot Transportation Holding, Inc	17,616
1,198	*	Quality Distribution, Inc	15,909
2,084	*	SCS Transportation, Inc	57,373
7,002	*	SIRVA, Inc	45,303
1,359	*	U.S. Xpress Enterprises, Inc (Class A)	36,720
907	*	Universal Truckload Services, Inc	30,956
1,094	*	USA Truck, Inc	19,495
7,358		Werner Enterprises, Inc	149,147
		TOTAL TRUCKING AND WAREHOUSING	1,174,854

WATER TRANSPORTATION - 0.27%
4,286	*	American Commercial Lines, Inc	258,232
2,084	*	Gulfmark Offshore, Inc	53,830
2,283		Horizon Lines, Inc	36,574
3,468	*	Hornbeck Offshore Services, Inc	123,183
1,716		Maritrans, Inc	42,728
		TOTAL WATER TRANSPORTATION	514,547

WHOLESALE TRADE-DURABLE GOODS - 1.25%
4,312		Agilysys, Inc	77,616
6,448		Applied Industrial Technologies, Inc	156,751
5,344		Barnes Group, Inc	106,613
6,188	*	Beacon Roofing Supply, Inc	136,198
1,559		BlueLinx Holdings, Inc	20,314
4,142		Building Material Holding Corp	115,438
1,494		Castle (A.M.) & Co	48,182
3,216	*	Conceptus, Inc	43,866
3,141	*	Digi International, Inc	39,357
2,614	*	Drew Industries, Inc	84,694
5,081	*	Genesis Microchip, Inc	58,736
15,385		IKON Office Solutions, Inc	193,851
6,706	*	Insight Enterprises, Inc	127,749
3,833	*	Interline Brands, Inc	89,616
2,283	*	Keystone Automotive Industries, Inc	96,388
8,197		Knight Transportation, Inc	165,579

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
743		Lawson Products, Inc	$29,289
6,313	*	LKQ Corp	119,947
2,816	*	Merge Technologies, Inc	34,665
591	*	MWI Veterinary Supply, Inc	21,530
5,553		Owens & Minor, Inc	158,816
7,565		PEP Boys-Manny Moe & Jack	88,737
9,414	*	PSS World Medical, Inc	166,157
3,682		Ryerson Tull, Inc	99,414
5,534	*	Tyler Technologies, Inc	61,981
1,972	*	West Marine, Inc	26,583
		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,368,067

WHOLESALE TRADE-NONDURABLE GOODS - 1.19%
6,277	*	Akorn, Inc	24,982
13,422		Alliance One International, Inc	59,594
6,535	*	Allscripts Healthcare Solutions, Inc	114,689
4,491	*	Central European Distribution Corp	112,994
1,401	*	Core-Mark Holding Co, Inc	50,156
83	b*	Daisytek International Corp	0
669	*	Green Mountain Coffee Roasters, Inc	26,874
4,389	*	Hain Celestial Group, Inc	113,061
1,325		Kenneth Cole Productions, Inc (Class A)	29,587
3,642		K-Swiss, Inc (Class A)	97,241
545	*	Maui Land & Pineapple Co, Inc	20,601
6,686		Men's Wearhouse, Inc	202,586
3,670		Myers Industries, Inc	63,087
1,812		Nash Finch Co	38,577
7,894		Nu Skin Enterprises, Inc (Class A)	117,226
2,193	*	Nuco2, Inc	52,720
4,828	*	Performance Food Group Co	146,675
1,218	*	Perry Ellis International, Inc	30,828
3,377	*	School Specialty, Inc	107,557
1,954	*	Smart & Final, Inc	32,905
4,544	*	Source Interlink Cos, Inc	54,074
2,744		Spartan Stores, Inc	40,145
5,381		Stride Rite Corp	70,975
13,197	*	Terra Industries, Inc	84,065
1,790		The Andersons, Inc	74,482
5,853	*	United Natural Foods, Inc	193,266
4,494	*	United Stationers, Inc	221,644
347		Valley National Gases, Inc	9,074
1,853	*	Volcom, Inc	59,277
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,248,942

		TOTAL COMMON STOCKS	185,553,029
		(Cost $159,917,278)

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.65%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.65%
$ 1,230,000		Federal Home Loan Bank (FHLB) 4.950%, 07/03/06	1,230,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

		VALUE
	TOTAL SHORT-TERM INVESTMENTS	$1,230,000
	(Cost $1,229,667)

	TOTAL PORTFOLIO - 98.85%	186,783,029
	(Cost $161,146,945)

	OTHER ASSETS & LIABILITIES, NET - 1.15%	2,165,923

	NET ASSETS - 100.00%	$188,948,952

*	Non-income producing
b	In bankruptcy
v	Security valued at fair value

	For ease of presentation, we have grouped a number of industry classification categories together in
	the Statement of Investments. Note that the funds use more specific industry categories in following
	their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY COUNTRIES (Unaudited)
June 30, 2006

			% OF
		VALUE	MARKET VALUE
DOMESTIC
UNITED STATES		$7,089,762	1.84%

	TOTAL DOMESTIC	7,089,762	1.84

FOREIGN
AUSTRALIA		19,962,025	5.18
AUSTRIA		2,019,293	0.52
BELGIUM		4,288,373	1.11
DENMARK		2,680,938	0.70
FINLAND		5,540,268	1.44
FRANCE		37,311,832	9.68
GERMANY		26,062,405	6.76
GREECE		2,412,368	0.63
HONG KONG		6,152,289	1.60
IRELAND		2,983,430	0.77
ITALY		14,372,977	3.73
JAPAN		92,821,051	24.08
NETHERLANDS		12,458,022	3.23
NEW ZEALAND		517,470	0.13
NORWAY		3,264,858	0.85
PORTUGAL		1,199,497	0.31
SINGAPORE		2,998,038	0.78
SPAIN		14,420,446	3.74
SWEDEN		8,807,639	2.29
SWITZERLAND		25,859,103	6.71
UNITED KINGDOM		92,207,535	23.92
	TOTAL FOREIGN	378,339,857	98.16

	TOTAL PORTFOLIO	$385,429,619	100.00%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2006
SHARES		COMPANY	VALUE

COMMON STOCKS - 99.59%

AGRICULTURAL PRODUCTION-CROPS - 0.09%
22,188		Gallaher Group plc	$346,770
		TOTAL AGRICULTURAL PRODUCTION-CROPS	346,770

AGRICULTURAL SERVICES - 0.02%
7,103		Yara International ASA	94,743
		TOTAL AGRICULTURAL SERVICES	94,743

AMUSEMENT AND RECREATION SERVICES - 0.44%
11,491		Aristocrat Leisure Ltd	109,960
698	*	BetandWin.com Interactive Entertainment AG.	55,335
18,330		Ladbrokes plc	138,152
2,312		Lottomatica S.p.A	87,682
7,440		OPAP S.A.	269,222
1,800		Oriental Land Co Ltd	101,404
1,341		Paddy Power plc	23,234
32,599		PartyGaming plc	69,639
3,802		Publishing & Broadcasting Ltd	51,438
19,551		Rank Group plc	72,140
13		Round One Corp	46,398
6,000		Sega Sammy Holdings, Inc	222,543
11,998		Sportingbet plc	87,321
17,980		TABCORP Holdings Ltd	203,045
3,385		UNiTAB Ltd	37,120
12,395		William Hill plc	143,626
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,718,259

APPAREL AND ACCESSORY STORES - 0.33%
1,600		Aoyama Trading Co Ltd	50,107
14,714		Burberry Group plc	117,021
1,800		Fast Retailing Co Ltd	147,225
39,000		Giordano International Ltd	18,453
16,094		Hennes & Mauritz AB (B Shs)	623,344
7,212		Inditex S.A.	304,129
6,230		SSL International plc	34,251
		TOTAL APPAREL AND ACCESSORY STORES	1,294,530

APPAREL AND OTHER TEXTILE PRODUCTS - 0.17%
4,000		Asics Corp	40,800
1,879		Benetton Group S.p.A.	28,062
9,000		Gunze Ltd	53,694
17,000		Mitsubishi Rayon Co Ltd	138,599
6,000		Nisshinbo Industries, Inc	65,713
5,000		Onward Kashiyama Co Ltd	77,024
700		Shimamura Co Ltd	76,788
2,000		Tokyo Style Co Ltd	23,811

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index

SHARES		COMPANY	VALUE
24,000		Toyobo Co Ltd	$68,023
5,000		Wacoal Holdings Corp	70,157
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	642,671

AUTO REPAIR, SERVICES AND PARKING - 0.10%
6,100		Aisin Seiki Co Ltd	181,428
3,800		NOK Corp	110,362
1,500		Park24 Co Ltd	44,220
5,800		Sumitomo Rubber Industries, Inc	63,878
		TOTAL AUTO REPAIR, SERVICES AND PARKING	399,888

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.01%
4,834		Jardine Cycle & Carriage Ltd	30,569
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	30,569

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.14%
6,623		Grafton Group plc	83,415
80,109		Kingfisher plc	353,375
3,936		Travis Perkins plc	110,144
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	546,934

BUSINESS SERVICES - 2.32%
8	*	Access Co Ltd	57,385
873		Acciona S.A.	135,570
4,439		Adecco S.A.	261,992
28,475		Aegis Group plc	68,597
11,336		Aggreko plc	60,226
1,300		Asatsu-DK, Inc	42,077
2,160	*	Atos Origin S.A.	141,270
9,434		Autostrade S.p.A.	265,019
32,616		Brambles Industries Ltd	266,553
3,109	*	Business Objects S.A.	84,794
4,018		Cap Gemini S.A.	229,292
300		Capcom Co Ltd	3,601
6,325		Cintra Concesiones de Infraestructuras de Transporte S.A.	82,654
14,563		Computershare Ltd	84,934
1,900		CSK Holdings Corp	86,760
1,725		Dassault Systemes S.A.	92,418
57		Dentsu, Inc	157,565
19		Dolmen Computer Applications	273
36		eAccess Ltd	23,650
2,000	*	Elpida Memory, Inc	75,231
16,616		First Choice Holidays plc	70,300
700		Fuji Soft ABC, Inc	23,085
62,000		Fujitsu Ltd	481,074
3,388		Getronics NV	36,433
7,030		GN Store Nord	80,739
33		Goodwill Group, Inc	24,393
34,431		Group 4 Securicor plc	106,826
4,588		Gruppo Editoriale L'Espresso S.p.A.	24,492
840		Hakuhodo DY Holdings, Inc	61,871
48,690		Hays plc	121,574
3,832		Indra Sistemas S.A.	75,212
35	*	KK DaVinci Advisors	34,597

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index

SHARES		COMPANY	VALUE
2,800		Konami Corp	$61,847
36,795		LogicaCMG plc	118,755
10,743		Michael Page International plc	69,643
16,957		Misys plc	67,430
330		MJ Maillis S.A.	1,051
69,000		NEC Corp	368,193
800		Nomura Research Institute Ltd	99,095
43		NTT Data Corp	186,196
300		Obic Co Ltd	60,727
900		Oracle Corp Japan	42,120
1,000		Otsuka Corp	112,846
2,070		Promotora de Informaciones S.A.	33,217
3,119		Public Power Corp	73,860
215		Rakuten, Inc	127,892
1,446		Randstad Holdings NV	84,755
60,824		Rentokil Initial plc	175,495
45,595		Reuters Group plc	324,671
41,163		Sage Group plc	175,677
7,443		SAP AG.	1,570,303
7,500		Secom Co Ltd	354,940
10,202		Securitas AB (B Shs)	195,445
138		SGS S.A.	130,678
36,000		Singapore Post Ltd	24,587
52,000		Solomon Systech International Ltd	13,122
6,462		Telefonica Publicidad e Informacion S.A.	69,985
4,715	*	Telelogic AB	10,473
2,262		Tietoenator Oyj	65,308
1,000		TIS, Inc	27,993
200		Trans Cosmos, Inc	4,951
3,500		Trend Micro, Inc	118,182
1,040		USS Co Ltd	68,778
7,982		WM-Data AB (B Shs)	24,599
40,068		WPP Group plc	485,035
511		Yahoo! Japan Corp	270,888
		TOTAL BUSINESS SERVICES	8,979,194

CHEMICALS AND ALLIED PRODUCTS - 10.16%
4,071		Air Liquide S.A.	792,780
600		Alfresa Holdings Corp	37,318
2,131		Altana AG.	118,692
1,785	*	Arkema	69,636
41,000		Asahi Kasei Corp	267,918
18,100		Astellas Pharma, Inc	665,005
53,096		AstraZeneca plc	3,205,369
17,352		BASF AG.	1,392,908
23,262		Bayer AG.	1,068,998
469		Beiersdorf AG.	70,649
17,177		BOC Group plc	502,279
16,529		Boots Group plc	235,246
10,000		Chugai Pharmaceutical Co Ltd	204,260
2,520		Ciba Specialty Chemicals AG.	140,194
7,866		Clariant AG.	111,408
5,942		CSL Ltd	237,285
8,000		Daicel Chemical Industries Ltd	65,433

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index

SHARES		COMPANY	VALUE
15,800		Daiichi Sankyo Co Ltd	$435,376
20,000		Dainippon Ink and Chemicals, Inc	75,056
4,869		DSM NV	202,710
8,000		Eisai Co Ltd	360,408
13,774	*	Elan Corp plc	228,958
196,129		GlaxoSmithKline plc	5,481,159
1,609		H Lundbeck A/S	36,683
1,449		Haw Par Corp Ltd	5,223
1,869		Henkel KGaA	213,552
3,300		Hitachi Chemical Co Ltd	86,603
40,052		Imperial Chemical Industries plc	268,904
5,800		JSR Corp	146,630
3,000		Kaken Pharmaceutical Co Ltd	22,543
8,000		Kansai Paint Co Ltd	63,894
17,000		Kao Corp	445,392
19,500		Kingboard Chemical Holdings Ltd	54,983
700		Kose Corp	22,044
12,000		Kuraray Co Ltd	134,366
8,000		Kyowa Hakko Kogyo Co Ltd	53,956
667	*	Lanxess AG.	26,319
2,672	*	Linde AG.	10,318
2,672		Linde AG.	205,847
1,202		Lonza Group AG.	82,276
9,981		L'Oreal S.A.	942,489
19,736	*	Mayne Pharma Ltd	38,123
4,700		Mediceo Paltac Holdings Co Ltd	84,079
1,553		Merck KGaA	141,186
39,500		Mitsubishi Chemical Holdings Corp	247,059
13,000		Mitsubishi Gas Chemical Co, Inc	149,202
20,000		Mitsui Chemicals, Inc	130,692
4,000		Nippon Kayaku Co Ltd	33,346
5,000		Nippon Shokubai Co Ltd	61,191
5,000		Nissan Chemical Industries Ltd	62,372
78,092		Novartis AG.	4,220,155
8,035		Novo Nordisk A/S (B Shs)	511,678
1,577		Novozymes A/S	106,507
532		Omega Pharma S.A.	37,141
10,413		Orica Ltd	184,821
20,638		Reckitt Benckiser plc	771,055
23,626		Roche Holding AG.	3,897,808
34,151		Sanofi-Aventis	3,331,805
2,000		Santen Pharmaceutical Co Ltd	47,588
164		Serono S.A. (B Shs)	113,060
13,100		Shin-Etsu Chemical Co Ltd	712,785
11,000		Shionogi & Co Ltd	196,300
12,000		Shiseido Co Ltd	235,665
31,000		Showa Denko KK	138,031
898	*	SNIA S.p.A.	96
1,776	*	Sorin S.p.A.	3,066
48,000		Sumitomo Chemical Co Ltd	400,577
18,745		Symbion Health Ltd	42,615
3,629		Syngenta AG.	481,398
6,000		Taisho Pharmaceutical Co Ltd	117,832
7,000		Taiyo Nippon Sanso Corp	55,601

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index

SHARES		COMPANY	VALUE
29,900		Takeda Pharmaceutical Co Ltd	$1,862,293
8,000		Tanabe Seiyaku Co Ltd	98,535
26,000		Teijin Ltd	165,123
9,000		Tokuyama Corp	133,841
43,000		Toray Industries, Inc	373,521
16,000		Tosoh Corp	63,824
2,797		UCB S.A.	151,281
41,752		Unilever plc	939,025
4,236		Zeltia S.A.	31,144
6,000		Zeon Corp	71,487
		TOTAL CHEMICALS AND ALLIED PRODUCTS	39,233,975

COAL MINING - 0.81%
117,845		BHP Billiton Ltd	2,539,035
15,398		Xstrata plc	583,827
		TOTAL COAL MINING	3,122,862

COMMUNICATIONS - 5.69%
2,361		Antena 3 de Television S.A.	53,917
5,151		Belgacom S.A.	170,783
39,839		British Sky Broadcasting plc	422,579
282,702		BT Group plc	1,250,970
78,698		Cable & Wireless plc	167,389
12,862		Carphone Warehouse Group plc	75,530
4,130		Cosmote Mobile Telecommunications S.A.	92,942
92,090		Deutsche Telekom AG.	1,481,306
22,997		Eircom Group plc	63,809
4,732		Elisa Oyj	90,093
57,191		France Telecom S.A.	1,229,269
16		Fuji Television Network, Inc	35,551
10,344	*	Hellenic Telecommunications Organization S.A.	227,758
41,000	*	Hutchison Telecommunications International Ltd	65,984
1,200		I-CABLE Communications Ltd	267
139,375		ITV plc	278,404
83		KDDI Corp	510,423
2,136		M6-Metropole Television	66,832
25,911		Mediaset S.p.A.	305,469
1,023		Mobistar S.A.	81,165
1,663	*	Modern Times Group AB	87,381
1,663	v*	Modern Times Group AB	7,041
177		Nippon Telegraph & Telephone Corp	868,626
635		NTT DoCoMo, Inc	933,211
26,138		Portugal Telecom SGPS S.A.	315,498
2,435		ProSiebenSat.1 Media AG.	60,807
2,126		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	24,602
4,616		Publicis Groupe S.A.	178,248
65,342		Royal KPN NV	734,400
115,051		Seat Pagine Gialle S.p.A.	53,548
245,214		Singapore Telecommunications Ltd	393,868
4,230		Sky Network Television Ltd	14,840
3,915		Societe Television Francaise 1	127,651
1,060	*	Sogecable S.A.	30,482
612		Swisscom AG.	201,086
10,696		Tele2 AB (B Shs)	108,022

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index

SHARES		COMPANY	VALUE
76,967		Telecom Corp of New Zealand Ltd	$189,724
553,862		Telecom Italia S.p.A.	1,542,096
150,938		Telefonica S.A.	2,512,819
11,693		Telekom Austria AG.	260,301
25,747		Telenor ASA	311,359
8,000		Television Broadcasts Ltd	49,440
62,992		TeliaSonera AB	357,658
72,535		Telstra Corp Ltd	198,315
6,312	*	Tiscali S.p.A.	18,745
1,000		Tokyo Broadcasting System, Inc	24,100
38,999		Vivendi Universal S.A.	1,366,330
620,000		Vodafone Group plc	1,321,596
141,651		Vodafone Group plc (ADR)	3,017,166
		TOTAL COMMUNICATIONS	21,979,400

DEPOSITORY INSTITUTIONS - 17.36%
11,000		77 Bank Ltd	76,692
61,521		ABN AMRO Holding NV	1,682,619
29,748		Allied Irish Banks plc	713,579
13,043		Alpha Bank S.A.	324,876
62,053		Australia & New Zealand Banking Group Ltd	1,225,859
9,225		Banca Fideuram S.p.A.	53,670
8,428		Banca Intesa S.p.A.	45,746
152,901		Banca Intesa S.p.A.	895,421
35,384		Banca Monte dei Paschi di Siena S.p.A.	212,646
13,531		Banca Popolare di Milano	172,409
11,548		Banche Popolari Unite Scpa	298,713
115,138		Banco Bilbao Vizcaya Argentaria S.A.	2,367,316
8,765		Banco BPI S.A.	66,572
68,856		Banco Comercial Portugues S.A.	195,455
6,474		Banco Espirito Santo S.A.	87,250
12,201		Banco Popolare di Verona e Novara Scrl	326,837
27,780		Banco Popular Espanol S.A.	413,818
201,829		Banco Santander Central Hispano S.A.	2,947,143
48,017		Bank of East Asia Ltd	197,521
20,000		Bank of Fukuoka Ltd	152,211
1,325		Bank of Ireland	23,634
31,724		Bank of Ireland	565,866
8,000		Bank of Kyoto Ltd	86,428
39,000		Bank of Yokohama Ltd	301,929
219,954		Barclays plc	2,499,884
28,087		BNP Paribas	2,688,121
128,000		BOC Hong Kong Holdings Ltd	250,496
56,589		Capitalia S.p.A.	464,173
25,000		Chiba Bank Ltd	234,003
4,163		Close Brothers Group plc	70,144
20,853		Commerzbank AG.	758,315
43,690		Commonwealth Bank of Australia	1,441,525
20,244		Credit Agricole S.A.	770,078
14,477		Danske Bank A/S	550,914
39,000		DBS Group Holdings Ltd	446,391
11,791		Depfa Bank plc	195,392
17,300		Deutsche Bank AG.	1,946,616
18,795		Dexia	451,806

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index

SHARES		COMPANY	VALUE
22,737		DNB NOR Holding ASA	$282,267
7,800		EFG Eurobank Ergasias S.A.	216,225
3,041	*	Emporiki Bank of Greece S.A.	105,297
6,290		Erste Bank der Oesterreichischen Sparkassen AG.	353,879
39,670		Fortis	1,350,274
11,000		Gunma Bank Ltd	81,792
26,700		Hang Seng Bank Ltd	338,606
38,000		Hokuhoku Financial Group, Inc	158,894
384,109		HSBC Holdings plc	6,759,731
2,063		Investec plc	98,443
24,000		Joyo Bank Ltd	145,703
1,918	*	Jyske Bank	111,126
189,827		Lloyds TSB Group plc	1,866,068
16,251		Mediobanca S.p.A.	318,132
292		Mitsubishi UFJ Financial Group, Inc	4,086,953
19,000		Mitsui Trust Holdings, Inc	228,535
326		Mizuho Financial Group. Inc	2,763,364
54,320		National Australia Bank Ltd	1,418,953
8,679	*	National Bank of Greece S.A.	27,411
11,979		National Bank of Greece S.A.	472,987
16,000		Nishi-Nippon City Bank Ltd	76,700
73,255		Nordea Bank AB	874,571
2,608		OKO Bank	38,349
85,520		Oversea-Chinese Banking Corp	356,930
6,587		Piraeus Bank S.A.	156,658
1,055		Raiffeisen International Bank Holding AG.	91,595
154		Resona Holdings, Inc	486,323
107,825		Royal Bank of Scotland Group plc	3,545,825
37,774		Sanpaolo IMI S.p.A.	667,985
11		Sapporo Hokuyo Holdings, Inc	115,470
46,000		Shinsei Bank Ltd	291,738
20,000		Shizuoka Bank Ltd	216,245
15,743		Skandinaviska Enskilda Banken AB (A Shs)	374,810
11,728		Societe Generale (A Shs)	1,724,540
202		Sumitomo Mitsui Financial Group, Inc	2,138,127
43,000		Sumitomo Trust & Banking Co Ltd	470,192
7,000		Suruga Bank Ltd	94,423
17,677		Svenska Handelsbanken AB (A Shs)	455,210
1,995		Sydbank A/S	66,172
35,096	*	UBS AG.	3,839,073
263,180		UniCredito Italiano S.p.A	2,059,472
38,000		United Overseas Bank Ltd	374,870
62,367		Westpac Banking Corp	1,078,692
5,000		Wing Hang Bank Ltd	43,775
		TOTAL DEPOSITORY INSTITUTIONS	67,024,453

EATING AND DRINKING PLACES - 0.33%
3,634		Autogrill S.p.A.	55,899
72,661		Compass Group plc	352,438
10,880		Enterprise Inns plc	190,767
16,251		Mitchells & Butlers plc	154,944
8,432		Punch Taverns plc	136,460
200		Saizeriya Co Ltd	3,147
2,200		Skylark Co Ltd	48,016

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index

SHARES		COMPANY	VALUE
3,058		Sodexho Alliance S.A.	$146,903
7,079		Whitbread plc	152,664
8,329	v*	Whitbread plc (B shrs)	23,878
		TOTAL EATING AND DRINKING PLACES	1,265,116

EDUCATIONAL SERVICES - 0.02%
2,200		Benesse Corp	76,018
		TOTAL EDUCATIONAL SERVICES	76,018

ELECTRIC, GAS, AND SANITARY SERVICES - 5.09%
8,862		Alinta Ltd	68,671
15,222		Australian Gas Light Co Ltd	198,024
4,254		Caltex Australia Ltd	74,588
121,978		Centrica plc	643,537
21,500		Chubu Electric Power Co, Inc	581,157
59,500		CLP Holdings Ltd	348,175
8,998		Contact Energy Ltd	39,090
20,970		E.ON AG.	2,413,732
5,200		Electric Power Development Co	198,329
32,078		Endesa S.A.	1,115,239
145,657		Enel S.p.A.	1,255,286
63,070		Energias de Portugal S.A.	247,578
14,497		Fortum Oyj	370,732
5,913		Gas Natural SDG S.A.	180,473
6,608		Gaz de France	221,795
6,800		Hokkaido Electric Power Co, Inc	161,501
112,000		Hong Kong & China Gas Ltd	245,861
43,500		Hong Kong Electric Holdings Ltd	196,862
27,186		Iberdrola S.A.	936,124
49,425		International Power plc	260,073
27,300		Kansai Electric Power Co, Inc	611,363
11,958		Kelda Group plc	169,305
13,100		Kyushu Electric Power Co, Inc	304,824
91,705		National Grid plc	992,236
2,390		Oest Elektrizitatswirts	114,905
69,000		Osaka Gas Co Ltd	222,123
454		Puma AG. Rudolf Dassler Sport	176,433
16,119		RWE AG.	1,340,717
28,968		Scottish & Southern Energy plc	616,680
50,016		Scottish Power plc	539,316
25,460		SembCorp Industries Ltd	52,165
11,700		Severn Trent plc	253,185
31,645		Snam Rete Gas S.p.A.	139,091
10	*	Sociedad General de Aguas de Barcelona S.A.	269
1,433		Sociedad General de Aguas de Barcelona S.A.	39,816
11,000	*	Sojitz Holdings Corp	43,494
2,616	v*	Suez S.A.	33
34,328		Suez S.A.	1,426,538
14,600		Tohoku Electric Power Co, Inc	320,570
39,200		Tokyo Electric Power Co, Inc	1,083,602
76,000		Tokyo Gas Co Ltd	358,343
5,955		Union Fenosa S.A.	230,411
29,992		United Utilities plc	355,851
6,677		Vector Ltd	9,940

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index

SHARES		COMPANY	VALUE
9,561		Veolia Environnement	$494,019
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	19,652,056

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.09%
45,848		Alcatel S.A.	581,545
5,400		Alps Electric Co Ltd	67,550
45,953		ARM Holdings plc	96,254
313		Bang & Olufsen A/S	34,606
299		Barco NV	27,622
26,000	*	Chartered Semiconductor Manufacturing Ltd	22,196
4,061	*	CSR plc	94,639
6,000		Dainippon Screen Manufacturing Co Ltd	55,006
9,132		Electrolux AB (Series B)	131,843
26,403		EMI Group plc	148,332
501,418		Ericsson (LM) (B Shs)	1,656,671
6,200		Fanuc Ltd	557,547
6,000		Fisher & Paykel Appliances Holdings Ltd	16,877
12,900		Fisher & Paykel Healthcare Corp	33,924
68,000	*	Foxconn International Holdings Ltd	145,333
16,000		Fuji Electric Holdings Co Ltd	83,839
5,262		Gamesa Corp Tecnologica S.A.	112,766
1,340		Germanos S.A.	32,040
1,000		Hirose Electric Co Ltd	121,594
2,000		Hitachi High-Technologies Corp	60,884
114,000		Hitachi Ltd	753,917
14,500		Hoya Corp	516,249
4,200		Ibiden Co Ltd	202,073
24,710	*	Infineon Technologies AG.	275,196
2,104		Intracom S.A.	13,989
42,391		Koninklijke Philips Electronics NV	1,324,185
1,128		Kudelski S.A.	27,210
5,300		Kyocera Corp	410,777
1,000		Mabuchi Motor Co Ltd	59,835
67,000		Matsushita Electric Industrial Co Ltd	1,415,431
11,000		Matsushita Electric Works Ltd	122,302
895		Micronas Semiconductor Holdings, Inc	24,110
9,000		Minebea Co Ltd	49,049
66,000		Mitsubishi Electric Corp	529,432
6,900		Murata Manufacturing Co Ltd	448,471
1,000	*	NEC Electronics Corp	32,104
5,000		NGK Spark Plug Co Ltd	100,599
3,700		Nidec Corp	265,407
5,400		Nitto Denko Corp	384,989
494		NKT Holding A/S	30,866
143,218		Nokia Oyj	2,922,686
7,500		Omron Corp	191,248
4,600		Pioneer Corp	74,282
23,000		Ricoh Co Ltd	451,690
1,300		Rinnai Corp	34,457
3,400		Rohm Co Ltd	304,265
3,000		Sanken Electric Co Ltd	38,210
54,000	*	Sanyo Electric Co Ltd	116,678
1,613		Schindler Holding AG.	83,547
7,641		Schneider Electric S.A.	796,268

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index

SHARES		COMPANY	VALUE
33,000		Sharp Corp	$521,926
2,200		Shinko Electric Industries	63,894
33,900		Sony Corp	1,497,572
4,700		Stanley Electric Co Ltd	97,030
39,000	*	STATS ChipPAC Ltd	24,539
22,386		STMicroelectronics NV	360,374
1,400		Sumco Corp	79,850
3,000		Taiyo Yuden Co Ltd	38,131
3,618		Tandberg ASA	29,944
4,200		TDK Corp	319,643
40,475		Terna S.p.A.	107,906
8,333		Thomson	137,769
2,000		Uniden Corp	22,114
3,400		Ushio, Inc	71,828
2,183		Valeo S.A.	77,710
7,000		Venture Corp Ltd	46,922
6,000		Yaskawa Electric Corp	69,807
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	19,647,549

ENGINEERING AND MANAGEMENT SERVICES - 0.18%
9,795		Amec plc	57,655
21,620		Capita Group plc	184,541
8,352		Downer EDI Ltd	46,166
1,903		Fugro NV	82,050
6,000		JGC Corp	103,346
800		Meitec Corp	26,103
4,204		SBM Offshore NV	112,024
14,692		Serco Group plc	86,955
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	698,840

FABRICATED METAL PRODUCTS - 0.32%
30,435		Amcor Ltd	151,046
124		Geberit AG.	143,131
9,000		JS Group Corp	189,345
19,048		Rexam plc	186,016
4,000		Sanwa Shutter Corp	23,584
663		Ssab Svenskt Stal AB	12,517
6,618		Ssab Svenskt Stal AB	131,837
5,200		Toyo Seikan Kaisha Ltd	94,388
249		Vallourec S.A.	299,281
		TOTAL FABRICATED METAL PRODUCTS	1,231,145

FOOD AND KINDRED PRODUCTS - 3.38%
20,000		Ajinomoto Co, Inc	221,668
12,500		Asahi Breweries Ltd	175,721
70,673		Cadbury Schweppes plc	681,670
239		Carlsberg A/S (Class A)	16,387
684		Carlsberg A/S (Class B)	50,007
3,300		Coca Cola Hellenic Bottling Co S.A.	98,315
16,704		Coca-Cola Amatil Ltd	87,989
2,000		Coca-Cola West Japan Co Ltd	42,427
28,946		CSR Ltd	72,043
1,584		Danisco A/S	115,397
96,359		Diageo plc	1,620,918

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index

SHARES		COMPANY	VALUE
799		East Asiatic Co Ltd A/S	$30,166
2,127		Ebro Puleva S.A.	43,651
210		Givaudan S.A.	165,000
3,782		Greencore Group plc	17,796
7,981		Groupe Danone	1,013,857
8,088		Heineken NV	342,828
2,000		House Foods Corp	30,267
3,307		Iaws Group plc	58,353
6,019		InBev NV	295,149
1,800		Ito En Ltd	65,976
48,982		J Sainsbury plc	303,039
10,000		Kaneka Corp	90,977
3,800		Katokichi Co Ltd	38,228
4,125		Kerry Group plc (Class A)	88,610
5,000		Kikkoman Corp	62,372
26,000		Kirin Brewery Co Ltd	409,168
9,823		Lion Nathan Ltd	56,924
8,000		Meiji Dairies Corp	55,916
10,000		Meiji Seika Kaisha Ltd	50,999
13,661		Nestle S.A.	4,282,305
10,000		Nichirei Corp	53,536
5,000		Nippon Meat Packers, Inc	57,998
7,000		Nisshin Seifun Group, Inc	78,074
2,700		Nissin Food Products Co Ltd	95,421
14,000		Olam International Ltd	12,749
3,592	v*	Parmalat Finanziaria S.p.A.	0
2,452		Pernod-Ricard S.A.	485,964
3,500		Q.P. Corp	33,281
5,778		Royal Numico NV	259,246
13,937		Sampo Oyj (A Shs)	265,882
10,000		Sapporo Holdings Ltd	50,650
26,795		Scottish & Newcastle plc	252,625
1,853		Singapore Food Industries Ltd	1,084
1,000		Snow Brand Milk Products Co Ltd	3,569
1,798		Suedzucker AG.	39,865
30,500		Swire Pacific Ltd (A Shs)	314,739
4,000		Takara Holdings, Inc	23,409
15,278		Tate & Lyle plc	171,099
2,000		Toyo Suisan Kaisha Ltd	31,352
8,000		Want Want Holdings Ltd	10,800
3,400		Yakult Honsha Co Ltd	92,499
5,000		Yamazaki Baking Co Ltd	44,832
		TOTAL FOOD AND KINDRED PRODUCTS	13,062,797

FOOD STORES - 1.48%
20,254		Carrefour S.A.	1,187,154
39,960		Coles Myer Ltd	337,259
493		Colruyt S.A.	76,969
2,560		Delhaize Group	177,415
2,300		FamilyMart Co Ltd	66,395
34,648	*	Goodman Fielder Ltd	55,087
2,653		Jeronimo Martins SGPS S.A.	45,287
1,772		Kesko Oyj (B Shares)	67,928
52,644	*	Koninklijke Ahold NV	457,057

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index

SHARES		COMPANY	VALUE
1,900		Lawson, Inc	$69,308
27,200		Seven & I Holdings Co Ltd	897,030
32,832		Sonae SPGS S.A.	49,117
266,027		Tesco plc	1,643,381
39,244		Woolworths Ltd	587,500
		TOTAL FOOD STORES	5,716,887

FURNITURE AND FIXTURES - 0.04%
22,301		MFI Furniture plc	44,547
981		Neopost S.A.	111,763
		TOTAL FURNITURE AND FIXTURES	156,310

FURNITURE AND HOMEFURNISHINGS STORES - 0.19%
61,408		DSG International plc	216,932
13,811		Harvey Norman Holdings Ltd	40,428
16,839		Kesa Electricals plc	90,008
1,100		Nitori Co Ltd	53,598
1,300		Shimachu Co Ltd	34,003
8,756	*	Waterford Wedgwood plc	504
2,800		Yamada Denki Co Ltd	285,842
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	721,315

GENERAL BUILDING CONTRACTORS - 0.88%
14,170		Balfour Beatty plc	90,025
7,553		Barratt Developments plc	132,432
3,705		Bellway plc	79,490
3,277	*	Berkeley Group Holdings plc	73,520
1,142		Bilfinger Berger AG.	62,074
18,000		Cheung Kong Infrastructure Holdings Ltd	52,028
12,789		CRH plc	416,829
2,700		Daito Trust Construction Co Ltd	149,744
17,000		Daiwa House Industry Co Ltd	272,143
13,341		Fletcher Building Ltd	74,481
13,257		George Wimpey plc	111,502
23,500	*	Haseko Corp	79,968
3,388		Hellenic Technodomiki Tev S.A.	32,577
1,855		Hochtief AG.	103,154
927		Imerys S.A.	74,082
29,000		Kajima Corp	133,185
8,000		Keppel Land Ltd	20,438
4,374		Leighton Holdings Ltd	56,382
12,045		Lend Lease Corp Ltd	125,194
22,000		Obayashi Corp	151,459
9,310		Persimmon plc	212,486
14,000		Sekisui Chemical Co Ltd	120,999
17,000		Sekisui House Ltd	233,626
19,000		Shimizu Corp	106,539
29,000		Taisei Corp	106,040
19,392		Taylor Woodrow plc	119,794
2,069		Technical Olympic S.A.	9,312
1,760		Titan Cement Co S.A.	82,546
6,000		Toda Corp	29,025
3,512		YIT OYJ	86,085
		TOTAL GENERAL BUILDING CONTRACTORS	3,397,159

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index

SHARES		COMPANY	VALUE
GENERAL MERCHANDISE STORES - 0.65%
21,100		Aeon Co Ltd	$463,290
200	*	Daiei, Inc	4,208
7,000		Daimaru, Inc	92,831
4,000		Hankyu Department Stores, Inc	31,072
5,800		Isetan Co Ltd	98,937
17,000		Keio Electric Railway Co Ltd	110,196
54,000		Kintetsu Corp	180,449
56,075		Marks & Spencer Group plc	608,798
11,500		Marui Co Ltd	179,268
13,000		Mitsukoshi Ltd	59,476
2,248		Pinault-Printemps-Redoute S.A.	286,578
9,000		Takashimaya Co Ltd	113,056
35,000		Tokyu Corp	204,523
6,000		UNY Co Ltd	88,545
1,000		Warehouse Group Ltd	3,026
		TOTAL GENERAL MERCHANDISE STORES	2,524,253

HEALTH SERVICES - 0.20%
3,381	*	Capio AB	60,547
818		Coloplast A/S (B Shs)	60,715
10,174		DCA Group Ltd	21,089
29,000		Fraser and Neave Ltd	73,355
1,986		Fresenius Medical Care AG.	228,241
5,090		Getinge AB (B Shs)	86,559
4,441		Intertek Group plc	57,497
31,000		Parkway Holdings Ltd	48,421
7,834		Sonic Healthcare Ltd	82,648
221		Straumann Holding AG.	56,242
		TOTAL HEALTH SERVICES	775,314

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.61%
7,121		Abertis Infraestructuras S.A.	166,717
8,018		ACS Actividades Cons y Servicios S.A.	334,325
6,634		Bouygues S.A.	340,999
4,000		Chiyoda Corp	81,879
1,280		Fomento de Construcciones y Contratas S.A.	97,300
1,950		Grupo Ferrovial S.A.	148,854
22,471		Multiplex Group	54,592
11,000		Nishimatsu Construction Co Ltd	41,088
8,000		Okumura Corp	44,509
11,947		Skanska AB (B Shs)	184,095
24,893		Transurban Group	128,535
7,169		Vinci S.A.	738,373
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,361,266

HOLDING AND OTHER INVESTMENT OFFICES - 3.07%
18,690		3i Group plc	311,631
24,689		Amvescap plc	226,149
7,433	*	Blackrock International Land plc	3,517
2,000		CapitaCommercial Trust	2,099
18,700		CapitaMall Trust	25,070
1,027	v	CFS Gandel Retail Trust	1,450

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index

SHARES		COMPANY	VALUE
43,132		CFS Gandel Retail Trust	$59,604
6,619		Collins Stewart Tullett plc	92,918
53,998		Commonwealth Property Office Fund	55,764
2,737		Fabege AB	50,914
63,177		GPT Group	203,708
5047		Great Portland Estates plc	46,673
139	*	Groupe Bruxelles Lambert S.A.	4
2,463		Groupe Bruxelles Lambert S.A.	257,929
8,779	*	Immoeast Immobilien Anlagen AG.	94,180
32,113		ING Industrial Fund	53,204
93,800		iShares MSCI EAFE Index Fund	6,133,582
1,200		Jafco Co Ltd	72,012
13		Japan Prime Realty Investment Corp	39,120
11		Japan Real Estate Investment Corp	98,150
10		Japan Retail Fund Investment Corp	78,730
18,900		JFE Holdings, Inc	801,863
35,400		Kiwi Income Property Trust	29,591
1,600	*	K-REIT Asia	1,285
15,842		Land Securities Group plc	525,652
68,500		Link Real Estate Investment Trust	137,141
8,287		Macquarie Communications Infrastructure Group	36,387
81,404		Macquarie Infrastructure Group	203,210
75,072		Macquarie Office Trust	76,969
9,884		Man Group plc	465,799
4,980	*	Meinl European Land Ltd	101,437
15		Nippon Building Fund, Inc	145,650
511		Nobel Biocare Holding AG.	121,076
20,000		Noble Group Ltd	13,786
9		Nomura Real Estate Office Fund, Inc	71,329
6		NTT Urban Development Corp	46,818
1,486		PSP Swiss Property AG.	76,665
1,739		Rodamco Europe NV	170,437
3,481		Sacyr Vallehermoso S.A.	116,304
23,367		SCOR	51,092
25,300		Softbank Corp	567,681
22,000		Suntec Real Estate Investment Trust	17,251
43,000		Wharf Holdings Ltd	152,800
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	11,836,631

HOTELS AND OTHER LODGING PLACES - 0.21%
6,635		Accor S.A.	403,746
12,622		Intercontinental Hotels Group plc	220,727
2,044		NH Hoteles S.A.	36,642
41,153		Shangri-La Asia Ltd	79,212
13,657		Sky City Entertainment Group Ltd	44,997
12,000		United Overseas Land Ltd	21,703
		TOTAL HOTELS AND OTHER LODGING PLACES	807,027

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.33%
66,756		ABB Ltd	866,466
3,028		Alfa Laval AB	90,586
3,710	*	Alstom RGPT	338,944
12,000		Amada Co Ltd	125,968
2,500		Amano Corp	37,178

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index

SHARES		COMPANY	VALUE
282		Andritz AG.	$46,601
1,800		ARRK Corp	42,593
6,500		ASM Pacific Technology Ltd	31,676
16,407	*	ASML Holding NV	332,304
11,249		Atlas Copco AB (A Shares)	312,323
6,970		Atlas Copco AB (B Shares)	180,940
36,300		Canon, Inc	1,781,420
7,100		Casio Computer Co Ltd	135,708
5,388	*	Charter plc	80,371
11,800		Citizen Watch Co Ltd	107,043
3,000		Daifuku Co Ltd	49,547
7,700		Daikin Industries Ltd	267,410
12,000		Ebara Corp	51,227
300		Fuji Machine Manufacturing Co Ltd	7,269
16,500		Fuji Photo Film Co Ltd	554,258
2,000		Glory Ltd	38,490
1,942		Heidelberger Druckmaschinen	88,276
600		Hikari Tsushin, Inc	32,437
3,200		Hitachi Construction Machinery Co Ltd	77,120
9,132	*	Husqvarna AB	109,975
10,661		IMI plc	98,442
36,000		Ishikawajima-Harima Heavy Industries Co Ltd	114,001
700		Itochu Techno-Science Corp	32,270
20,000		Japan Steel Works Ltd	137,165
31,000		Komatsu Ltd	616,936
2,000		Komori Corp	42,602
16,000		Konica Minolta Holdings, Inc	202,248
37,000		Kubota Corp	351,179
3,300		Kurita Water Industries Ltd	67,839
2,892	*	Logitech International S.A.	111,431
3,400		Makita Corp	107,667
14,839		Meggitt plc	87,620
4,144		Metso Oyj	150,325
105,000		Mitsubishi Heavy Industries Ltd	453,746
22,000		Mitsui Engineering & Shipbuilding Co Ltd	67,358
2,500		Mitsumi Electric Co Ltd	29,611
400		Mori Seiki Co Ltd	8,660
8,000		Nippon Electric Glass Co Ltd	160,609
14,000		NTN Corp	110,834
2,486		OCE NV	36,492
5,899	*	Ocean RIG ASA	41,427
17,000		Oki Electric Industry Co Ltd	40,152
5,000		Okuma Holdings, Inc	56,511
3,000		OSG Corp	50,571
1148		Rheinmetall AG.	80,015
2,559,050		Rolls-Royce Group plc	4,828
5,358		Safran S.A.	116,604
33,822		Sandvik AB	393,227
3,418		Scania AB	155,160
5,400		Seiko Epson Corp	147,382
199		SIG Holding AG.	43,699
13,559		SKF AB	213,640
1,900		SMC Corp	269,090
1,184		Solarworld AG.	74,288

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index

SHARES		COMPANY	VALUE
117		Sulzer AG.	$87,487
20,000		Sumitomo Heavy Industries Ltd	185,103
3,013		Technip S.A.	166,816
34,500		Techtronic Industries Co	46,640
4,300		THK Co Ltd	128,268
5,500		Tokyo Electron Ltd	384,901
2,000		Tokyo Seimitsu Co Ltd	103,923
5,651		Tomra Systems ASA	45,861
96,000		Toshiba Corp	627,319
7,000		Toyota Tsusho Corp	168,088
189	*	Unaxis Holding AG.	52,457
6,257	*	Vestas Wind Systems A/S	171,072
2,055		Wartsila Oyj (Series B)	86,712
488		Wincor Nixdorf AG.	62,367
6,600		Yokogawa Electric Corp	94,166
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	12,870,939

INSTRUMENTS AND RELATED PRODUCTS - 0.89%
2,500		Advantest Corp	254,997
108,721		BAE Systems plc	743,512
2,005		Cochlear Ltd	81,378
2,293		Elekta AB	38,835
10,221		Finmeccanica S.p.A.	226,900
64,789	*	Invensys plc	4,853
251,154	*	Invensys plc	89,420
1,300		Keyence Corp	332,292
4,063		Luxottica Group S.p.A.	110,345
10,000		Nikon Corp	174,780
233		Nobel Biocare Holding AG.	55,246
8,000		Olympus Corp	214,145
106,000		PCCW Ltd	75,744
1,782	*	Petrojarl ASA	11,741
1,361		Phonak Holding AG.	84,938
4,010	*	Qiagen NV	54,094
29,530		Smith & Nephew plc	227,481
1,013		Swatch Group AG.	170,763
2,290		Swatch Group AG.	79,823
1,447		Synthes, Inc	174,231
5,400		Terumo Corp	180,449
800	*	William Demant Holding	59,790
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,445,757

INSURANCE AGENTS, BROKERS AND SERVICE - 0.79%
129,651		HBOS plc	2,254,083
1,635		MLP AG.	33,679
26,763		QBE Insurance Group Ltd	407,613
19,229		Suncorp-Metway Ltd	276,438
28,701		Unipol S.p.A.	83,489
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,055,302

INSURANCE CARRIERS - 5.61%
10,251		ABC Learning Centres Ltd	48,742
48,842		Aegon NV	834,981
14,645		Alleanza Assicurazioni S.p.A	165,911

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index

SHARES		COMPANY	VALUE
13,679		Allianz AG.	$2,160,445
63,004		AMP Ltd	427,364
32,395		Assicurazioni Generali S.p.A.	1,179,695
81,137		Aviva plc	1,148,763
27,784		AXA Asia Pacific Holdings Ltd	129,426
49,200	*	AXA S.A.	41,520
55,200		AXA S.A.	1,811,120
1,340		CNP Assurances	127,391
386		Codan A/S	27,889
3,892		Corp Mapfre S.A.	71,811
40,254		Credit Suisse Group	2,247,652
2,341		Fondiaria-Sai S.p.A	95,666
60,714		Friends Provident plc	200,725
63,505		ING Groep NV	2,495,296
54,677		Insurance Australia Group Ltd	217,329
8,707		Irish Life & Permanent plc	207,078
6,171		KBC Groep NV	662,017
7,564		Mediolanum S.p.A.	53,098
51		Millea Holdings, Inc	950,269
42,000		Mitsui Sumitomo Insurance Co Ltd	527,962
6,559		Muenchener Rueckver AG.	895,780
176,332		Old Mutual plc	532,415
81,332		Prudential plc	919,113
5,848		Resolution plc	72,468
96,511		Royal & Sun Alliance Insurance Group plc	240,085
28,000		Sompo Japan Insurance, Inc	391,900
7,192		Storebrand ASA	74,259
11,481		Swiss Reinsurance Co	800,858
7,950		T&D Holdings, Inc	643,288
654	*	Topdanmark A/S	91,142
782		TrygVesta AS	48,793
907		Wiener Staedtische Allgemeine Versicherung AG.	53,348
4,890		Zurich Financial Services AG.	1,069,812
		TOTAL INSURANCE CARRIERS	21,665,411

LEATHER AND LEATHER PRODUCTS - 0.35%
6,681		Adidas-Salomon AG.	319,325
2,034		Hermes International	179,843
8,240		LVMH Moet Hennessy Louis Vuitton S.A.	817,599
15,000		Yue Yuen Industrial Holdings	41,232
		TOTAL LEATHER AND LEATHER PRODUCTS	1,357,999

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.11%
10,051		Brisa-Auto Estradas de Portugal S.A.	104,870
49,000		ComfortDelgro Corp Ltd	47,409
13,000		Keihin Electric Express Railway Co Ltd	92,114
9,000		Keisei Electric Railway Co Ltd	50,859
8,000		SMRT Corp Ltd	5,666
24,000		Tobu Railway Co Ltd	114,631
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	415,549

LUMBER AND WOOD PRODUCTS - 0.02%
1,561		Nobia AB	50,708
3,374	*	Sonae Industria SGPS S.A.	29,034

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index

SHARES		COMPANY	VALUE
332	*	Tenon Ltd	$689
		TOTAL LUMBER AND WOOD PRODUCTS	80,431

METAL MINING - 0.87%
39,274		Alumina Ltd	196,956
9,145		Boliden AB	168,213
8,081		Iluka Resources Ltd	39,325
11,159		Newcrest Mining Ltd	174,765
13,866	*	Paladin Resources Ltd	42,340
9,616		Rio Tinto Ltd	555,819
35,873		Rio Tinto plc	1,896,915
400		Sumitomo Titanium Corp	63,404
717		Umicore	95,713
14,969		Zinifex Ltd	111,435
		TOTAL METAL MINING	3,344,885

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.85%
1,300		Aderans Co Ltd	35,140
2,890		Amer Sports Oyj	60,344
48,003		Anglo American plc	1,969,228
4,238		Bulgari S.p.A.	48,066
22,965		Futuris Corp Ltd	35,830
6,900		Namco Bandai Holdings, Inc	104,965
3,400		Nintendo Co Ltd	571,054
5,600		Sankyo Co Ltd	356,139
5,500		Yamaha Corp	103,442
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	3,284,208

MISCELLANEOUS RETAIL - 0.83%
1,000		Circle K Sunkus Co Ltd	21,651
17,637		Compagnie Financiere Richemont AG. (Units) (A Shs)	806,263
2,288		DCC plc	55,000
985		Douglas Holding AG.	45,492
2,500		EDION Corp	49,644
135		Exmar NV	4,315
1,116		Folli-Follie S.A.	26,085
29,639		GUS plc	529,550
11,492		HMV Group plc	36,559
73,000		Hutchison Whampoa Ltd	666,371
30		Index Corp	29,655
1,988	*	KarstadtQuelle AG.	52,746
900		Matsumotokiyoshi Co Ltd	22,910
7,871		Next plc	237,583
27,100		Nippon Mining Holdings, Inc	228,293
25,142		Origin Energy Ltd	137,479
13,116		Pacific Brands Ltd	20,951
800		Ryohin Keikaku Co Ltd	65,643
2,023		Sanoma-WSOY Oyj	48,682
58,802		Signet Group plc	104,407
		TOTAL MISCELLANEOUS RETAIL	3,189,279

MOTION PICTURES - 0.03%
1,762	*	Premiere AG.	17,078
4,500		Toho Co Ltd	89,949
		TOTAL MOTION PICTURES	107,027

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index

SHARES		COMPANY	VALUE
NONDEPOSITORY INSTITUTIONS - 0.49%
2,460		Acom Co Ltd	$133,636
2,400		Aeon Credit Service Co Ltd	58,365
2,500		Aiful Corp	133,622
1,916		Australian Wealth Management Ltd	3,473
11,154		Cattles plc	67,924
10,600		Challenger Financial Services Group Ltd	24,886
5,200		Credit Saison Co Ltd	246,547
1,961		D Carnegie AB	35,934
1,841		Deutsche Postbank AG.	132,436
1,300		Hitachi Capital Corp	22,744
4,206		Hypo Real Estate Holding AG.	255,401
15,511		ICAP plc	142,868
1,263		Perpetual Trustees Australia Ltd	68,640
2,800		Promise Co Ltd	162,393
8,708		Provident Financial plc	99,051
200		SFCG Co Ltd	45,488
4081		SFE Corp Ltd	50,028
3,580		Takefuji Corp	213,582
		TOTAL NONDEPOSITORY INSTITUTIONS	1,897,018

NONMETALLIC MINERALS, EXCEPT FUELS - 0.18%
51,000		Itochu Corp	448,366
2,144		Solvay S.A.	246,591
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	694,957

OIL AND GAS EXTRACTION - 2.14%
901		Aker Kvaerner ASA	84,560
118,602		BG Group plc	1,584,879
26,572	*	DET Norske Oljeselskap	53,378
27	*	Inpex Holdings, Inc	238,551
5,196	*	Lundin Petroleum AB	62,935
4,100		Neste Oil Oyj	144,377
1,782	*	Petroleum Geo-Services ASA	100,518
992		ProSafe ASA	60,579
19,898		Santos Ltd	178,877
6,533	*	SeaDrill Ltd	86,090
3000		Singapore Petroleum Co Ltd	9,580
5,982	*	Stolt Offshore S.A.	91,086
3,440	*	TGS Nopec Geophysical Co ASA	60,811
74,720		Total S.A.	4,915,569
15,561		Woodside Petroleum Ltd	508,686
4,697		WorleyParsons Ltd	70,142
		TOTAL OIL AND GAS EXTRACTION	8,250,618

PAPER AND ALLIED PRODUCTS - 0.39%
1,426		Billerud AB	18,905
1,755		Holmen AB (B Shs)	70,897
2,000		Kokuyo Co Ltd	33,486
116		Mayr-Melnhof Karton AG.	18,675
1,000		Mitsubishi Paper Mills Ltd	1,959
31		Nippon Paper Group, Inc	126,912

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index

SHARES	COMPANY	VALUE
5,581	Norske Skogindustrier ASA	$81,841
25,000	OJI Paper Co Ltd	142,370
11,716	PaperlinX Ltd	27,158
400	Sanrio Co Ltd	5,571
20,311	Stora Enso Oyj (R Shs)	283,600
6,224	Svenska Cellulosa AB (B Shs)	257,049
1,400	Uni-Charm Corp	77,400
17,637	UPM-Kymmene Oyj	379,994
	TOTAL PAPER AND ALLIED PRODUCTS	1,525,817

PERSONAL SERVICES - 0.01%
6,491	Davis Service Group plc	56,636
	TOTAL PERSONAL SERVICES	56,636

PETROLEUM AND COAL PRODUCTS - 5.33%
204,586	BP plc	2,385,762
82,103	BP plc (ADR)	5,715,190
87,898	ENI S.p.A.	2,588,359
2,805	Hellenic Petroleum S.A.	37,301
1,380	Motor Oil Hellas Corinth Refineries S.A.	36,773
5,547	OMV AG.	330,164
15,080	Premier Farnell plc	49,437
30,843	Repsol YPF S.A.	883,003
127,692	Royal Dutch Shell plc (A Shares)	4,298,344
98,605	Royal Dutch Shell plc (B Shares)	3,448,709
6,200	Showa Shell Sekiyu KK	72,839
22,093	Statoil ASA	626,654
9,000	TonenGeneral Sekiyu KK	92,586
	TOTAL PETROLEUM AND COAL PRODUCTS	20,565,121

PRIMARY METAL INDUSTRIES - 2.06%
6150	Acerinox S.A.	106,632
150	Aluminum of Greece S.A.I.C.	3,157
17,865	Arcelor	862,098
416	Bekaert S.A.	39,947
83,341	BHP Billiton plc	1,616,964
24,237	BlueScope Steel Ltd	143,155
1,496	Boehler-Uddeholm AG.	81,775
28,716	Corus Group plc	242,455
403	Cumerio	8,070
12,000	Daido Steel Co Ltd	94,266
8,000	Dowa Mining Co Ltd	70,822
11,000	Fujikura Ltd	121,533
21,000	Furukawa Electric Co Ltd	135,940
9,000	Hitachi Cable Ltd	41,727
672	Hoganas AB (B Shares)	16,699
7,001	Johnson Matthey plc	171,829
92,000	Kobe Steel Ltd	288,116
29,000	Mitsubishi Materials Corp	123,798
19,000	Mitsui Mining & Smelting Co Ltd	112,190
16,000	Nippon Light Metal Co Ltd	43,809
208,000	Nippon Steel Corp	787,858
28,000	Nisshin Steel Co Ltd	90,137
23,966	Norsk Hydro ASA	635,488

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index

SHARES	COMPANY	VALUE
17,890	OneSteel Ltd	$54,096
3,252	Outokumpu Oyj	76,094
1,287	Salzgitter AG.	109,220
23,900	Sumitomo Electric Industries Ltd	350,404
138,000	Sumitomo Metal Industries Ltd	569,794
19,000	Sumitomo Metal Mining Co Ltd	247,981
11,792	ThyssenKrupp AG.	403,634
1,000	Toho Titanium Co Ltd	54,061
3,700	Tokyo Steel Manufacturing Co Ltd	81,079
5,647	Viohalco S.A.	51,699
726	Voestalpine AG.	110,282
	TOTAL PRIMARY METAL INDUSTRIES	7,946,809

PRINTING AND PUBLISHING - 0.84%
7,809	APN News & Media Ltd	29,473
5,391	Arnoldo Mondadori Editore S.p.A.	51,975
21,000	Dai Nippon Printing Co Ltd	325,154
10,362	Daily Mail & General Trust	117,673
4,938	De La Rue plc	49,912
8,075	Emap plc	127,173
5,759	Eniro AB	60,560
15,989	Independent News & Media plc	46,818
32,438	John Fairfax Holdings Ltd	90,374
4,186	PagesJaunes Groupe S.A.	131,402
27,117	Pearson plc	369,386
23,650	Reed Elsevier NV	355,623
43,244	Reed Elsevier plc	436,701
2,026	Schibsted ASA	54,047
50,000	Singapore Press Holdings Ltd	130,268
18,000	Toppan Printing Co Ltd	203,753
9,293	Trinity Mirror plc	83,877
8,377	United Business Media plc	100,322
9,535	Wolters Kluwer NV	225,185
25,343	Yell Group plc	239,756
	TOTAL PRINTING AND PUBLISHING	3,229,432

RAILROAD TRANSPORTATION - 0.48%
54	Central Japan Railway Co	538,512
113	East Japan Railway Co	840,222
12,294	Firstgroup plc	106,643
20,000	Odakyu Electric Railway Co Ltd	129,117
58	West Japan Railway Co	241,001
	TOTAL RAILROAD TRANSPORTATION	1,855,495

REAL ESTATE - 2.20%
3,000	Allgreen Properties Ltd	2,390
23,275	Ascendas Real Estate Investment Trust	28,259
3,638	Bovis Homes Group plc	54,031
16,982	British Land Co plc	396,696
7,858	Brixton plc	69,653
38,000	CapitaLand Ltd	108,135
4,732	Castellum AB	48,447
25,786	Centro Properties Group	128,165
52,000	Cheung Kong Holdings Ltd	563,384

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index

SHARES		COMPANY	VALUE
14,400		City Developments Ltd	$85,142
136		Cofinimmo	23,511
1,317		Corio NV	81,892
83,895		DB RREEF Trust	91,313
1,569		Fadesa Inmobiliaria S.A.	53,806
393		Gecina S.A.	51,457
9,551		Hammerson plc	209,154
57,000		Hang Lung Properties Ltd	102,008
26,000		Henderson Land Development Co Ltd	135,071
20,000		Hopewell Holdings	56,392
24,179		Hysan Development Co Ltd	68,176
14,629	*	IMMOFINANZ Immobilien Anlagen AG.	162,363
1,007		Inmobiliaria Colonial S.A.	79,960
53,403		Investa Property Group	86,890
2,782		IVG Immobilien AG.	84,021
14,000		Kerry Properties Ltd	47,676
705		Klepierre	81,626
4,164		Kungsleden AB	48,846
4,300		Leopalace21 Corp	148,581
8,604		Liberty International plc	169,479
44,435		Macquarie Goodman Group	198,078
1,778		Metrovacesa S.A.	160,505
27,703		Mirvac Group	89,531
38,000		Mitsubishi Estate Co Ltd	807,768
28,000		Mitsui Fudosan Co Ltd	608,669
85,511		New World Development Ltd	140,922
2,870		ORIX Corp	701,715
30,000		Shun TAK Holdings Ltd	39,204
4,000		Singapore Land Ltd	15,936
44,972		Sino Land Co	71,798
14,230		Slough Estates plc	160,941
1,169	v	Stockland	5,993
43,709		Stockland Trust Group	227,965
12,000		Sumitomo Realty & Development Co Ltd	296,024
46,000		Sun Hung Kai Properties Ltd	469,061
10,000		Tokyo Tatemono Co Ltd	107,248
14,000		Tokyu Land Corp	109,120
1,515		Unibail	264,034
714		Wereldhave NV	69,430
50,978		Westfield Group	656,358
550		Wihlborgs Fastigheter AB	9,468
15,500		Wing Tai Holdings Ltd	13,918
		TOTAL REAL ESTATE	8,490,210

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.38%
3,710		Ansell Ltd	26,654
22,000		Bridgestone Corp	424,354
4,323		Continental AG.	441,766
15,000		Denki Kagaku Kogyo KK	62,459
4,877		Michelin (C.G.D.E.) (Class B)	293,091
2,965		Nokian Renkaat Oyj	38,973
88,163		Pirelli & C S.p.A.	76,712
6,000		Sumitomo Bakelite Co Ltd	56,371
1,652		Uponor Oyj	44,676
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,465,056

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index

SHARES		COMPANY	VALUE
SECURITY AND COMMODITY BROKERS - 1.25%
3,415		Australian Stock Exchange Ltd	$82,661
4,647		Babcock & Brown Ltd	74,884
43,000		Daiwa Securities Group, Inc	513,074
3,459		Deutsche Boerse AG.	471,033
50		E*Trade Securities Co Ltd	66,920
2,939		Euronext NV	275,458
1,120		Hellenic Exchanges S.A.	18,016
34,000		Hong Kong Exchanges and Clearing Ltd	218,656
222,186		Legal & General Group plc	527,036
6,806		London Stock Exchange Group plc	143,252
8,212		Macquarie Bank Ltd	420,976
4,900		Matsui Securities Co Ltd	46,422
10,000		Mitsubishi Securities Co	129,117
27,500		Nikko Cordial Corp	352,185
59,800		Nomura Holdings, Inc	1,122,084
1,997		OMX AB	35,762
257		SBI Holdings, Inc	113,533
4,135		Schroders plc	77,244
16,000		Shinko Securities Co Ltd	67,743
24,000		Singapore Exchange Ltd	53,423
7,822	*	Tower Ltd	16,418
		TOTAL SECURITY AND COMMODITY BROKERS	4,825,897

SOCIAL SERVICES - 0.03%
5,669		Vedior NV	119,023
		TOTAL SOCIAL SERVICES	119,023

SPECIAL TRADE CONTRACTORS - 0.06%
5,000		COMSYS Holdings Corp	61,759
2,544		KCI Konecranes Oyj	45,801
4,000		Kinden Corp	34,326
2,388		Kone Oyj	99,236
		TOTAL SPECIAL TRADE CONTRACTORS	241,122

STONE, CLAY, AND GLASS PRODUCTS - 1.06%
33,000		Asahi Glass Co Ltd	418,869
6,000		Central Glass Co Ltd	35,743
5,139		Cimpor Cimentos de Portugal S.A.	34,235
10,505		Compagnie de Saint-Gobain	750,861
5,894		Cookson Group plc	57,259
5,256		CRH plc	170,837
1,329		FLSmidth & Co A/S (B Shs)	50,119
24,253		Hanson plc	294,487
6,840		Holcim Ltd	523,190
1,936		Italcementi S.p.A.	48,965
14,416		James Hardie Industries NV	82,470
5,044		Lafarge S.A.	633,019
9,000		NGK Insulators Ltd	105,341
12,000		Nippon Sheet Glass Co Ltd	66,763
519	*	RHI AG.	16,790
30,850		Rinker Group Ltd	375,659

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index

SHARES		COMPANY	VALUE
15,000		Sumitomo Osaka Cement Co Ltd	$46,188
27,000		Taiheiyo Cement Corp	99,672
9,000		Toto Ltd	86,130
29,000		UBE Industries Ltd	83,970
2,313		Wienerberger AG.	109,872
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	4,090,439

TEXTILE MILL PRODUCTS - 0.00%
8,000		Texwinca Holdings Ltd	5,356
		TOTAL TEXTILE MILL PRODUCTS	5,356

TOBACCO PRODUCTS - 0.83%
8,778		Altadis S.A.	414,839
53,067		British American Tobacco plc	1,336,804
23,721		Imperial Tobacco Group plc	732,243
153		Japan Tobacco, Inc	558,116
10,335		Swedish Match AB	166,429
		TOTAL TOBACCO PRODUCTS	3,208,431

TRANSPORTATION BY AIR - 0.57%
3,837		Air France-KLM	90,176
20,000		All Nippon Airways Co Ltd	76,980
33,136		Auckland International Airport Ltd	43,873
34,694		BAA plc	598,690
16,612		BBA Group plc	81,190
19,042	*	British Airways plc	120,714
31,000		Cathay Pacific Airways Ltd	54,281
6,952		Deutsche Lufthansa AG.	128,004
233		Flughafen Wien AG.	17,792
13,006		Iberia Lineas Aereas de Espana	33,593
23,000	*	Japan Airlines Corp	57,744
1	v*	KLM (Royal Dutch Airlines) NV	14
19,952		Macquarie Airports	45,508
30,634		Qantas Airways Ltd	67,368
1,080	*	Ryanair Holdings plc (ADR)	56,938
30,296		SABMiller plc	546,051
1,899	*	SAS AB	19,969
20,000		Singapore Airlines Ltd	160,622
		TOTAL TRANSPORTATION BY AIR	2,199,507

TRANSPORTATION EQUIPMENT - 4.57%
38,218		Cobham plc	118,046
38,000		Cosco Corp Singapore Ltd	30,278
1,054		DaimlerChrysler AG.	52,025
29,616		DaimlerChrysler AG.	1,462,860
17,900		Denso Corp	585,627
131		D'ieteren S.A.	42,295
10,754		European Aeronautic Defence and Space Co	308,838
18,191	*	Fiat S.p.A.	242,136
24,195		GKN plc	122,167
7,000		Hino Motors Ltd	40,782
52,800		Honda Motor Co Ltd	1,676,630
53,500		Johnson Electric Holdings Ltd	38,918
6,000		JTEKT Corp	115,995

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index

SHARES		COMPANY	VALUE
43,000		Kawasaki Heavy Industries Ltd	$144,819
17,000		Keppel Corp Ltd	158,030
4,073		Lagardere S.C.A.	300,498
4,438		MAN AG.	321,299
6,000		NHK Spring Co Ltd	69,125
13,000		NSK Ltd	107,921
5,231		Peugeot S.A.	325,401
253		Porsche AG.	244,490
6,273		Renault S.A.	673,761
141		Rieter Holding AG.	54,098
59,693		Rolls-Royce Group plc	457,078
11,000		SembCorp Marine Ltd	20,868
2,100		Shimano, Inc	64,296
28,490		Siemens AG.	2,478,247
43,000		Singapore Technologies Engineering Ltd	78,585
19,116		Smiths Group plc	315,022
2,973		Thales S.A.	116,096
2,000		Tokai Rika Co Ltd	44,089
24,053		Tomkins plc	128,012
1,900		Toyoda Gosei Co Ltd	38,145
6,300		Toyota Industries Corp	249,101
97,900		Toyota Motor Corp	5,129,869
2,364		Trelleborg AB (B Shs)	40,366
8,119		Volkswagen AG.	569,210
10,519		Volvo AB (B Shs)	516,936
5,800		Yamaha Motor Co Ltd	151,704
		TOTAL TRANSPORTATION EQUIPMENT	17,633,663

TRANSPORTATION SERVICES - 0.21%
408		Aker ASA	21,408
6,776		Arriva plc	74,757
569		Attica Holdings S.A.	2,270
600	*	Hopewell Highway Infrastructure Ltd	121
78		Kuoni Reisen Holding	43,680
41,065		MTR Corp	99,133
4,446		National Express Group plc	73,021
240		Ship Finance International Ltd	4,154
25333		Stagecoach Group plc	54,000
1,022		Stolt-Nielsen S.A.	23,979
25,562		Toll Holdings Ltd	266,828
7,279		TUI AG.	144,170
		TOTAL TRANSPORTATION SERVICES	807,521

TRUCKING AND WAREHOUSING - 0.46%
23,908		Deutsche Post AG.	640,746
655		DSV A/S	109,471
8,000		Kamigumi Co Ltd	60,814
3,000		Mitsubishi Logistics Corp	47,028
27,000		Nippon Express Co Ltd	145,965
4,000		Seino Holdings Corp	42,269
13,585		TNT NV	486,025
13,000		Yamato Transport Co Ltd	230,853
		TOTAL TRUCKING AND WAREHOUSING	1,763,171

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index

SHARES		COMPANY	VALUE
WATER TRANSPORTATION - 0.41%
38		AP Moller - Maersk A/S	$295,727
9,247		Associated British Ports Holdings plc	154,438
1,160		Cargotec Corp	50,801
5,792		Carnival plc	235,998
310		Compagnie Maritime Belge S.A.	9,002
524		D/S Torm A/S	24,971
377		Euronav NV	11,598
1,469		Frontline Ltd	54,887
15,000		Kawasaki Kisen Kaisha Ltd	86,865
1,770		Kuehne & Nagel International AG.	128,596
37,000		Mitsui OSK Lines Ltd	251,813
13,000		Neptune Orient Lines Ltd	14,880
33,000		Nippon Yusen Kabushiki Kaisha	214,775
8,300		Orient Overseas International Ltd	30,082
73		Ship Finance International Ltd	1,232
		TOTAL WATER TRANSPORTATION	1,565,665

WHOLESALE TRADE-DURABLE GOODS - 1.20%
2,786		AGFA-Gevaert NV	67,470
392	*	Aixtron AG.	1,328
10,183		Assa Abloy AB (B Shs)	171,049
800		Autobacs Seven Co Ltd	34,851
18,328		Boral Ltd	110,841
24,090		Brambles Industries plc	191,589
3,680		Buhrmann NV	53,360
11,465		Bunzl plc	130,941
3,000		Canon Sales Co, Inc	61,934
3,055		Cie Generale d'Optique Essilor International S.A.	307,424
1,500		Creative Technology Ltd	8,347
12,289		Electrocomponents plc	52,675
18,395		FKI plc	36,404
15,565	*	Hagemeyer NV	71,847
14,442		Inchcape plc	126,210
3,534		Kingspan Group plc	61,681
20,000		Melco International Development	50,212
52,000		Mitsui & Co Ltd	735,092
14		NET One Systems Co Ltd	26,086
76,700		Nissan Motor Co Ltd	838,691
2,379		Orion Oyj	47,241
2,528		Rautaruukki Oyj	76,350
35,000		Sumitomo Corp	462,013
2,314	*	Tandberg Television ASA	38,396
12,775		Wesfarmers Ltd	335,324
20,089		Wolseley plc	443,266
1,409		Zodiac S.A.	79,217
		TOTAL WHOLESALE TRADE-DURABLE GOODS	4,619,839

WHOLESALE TRADE-NONDURABLE GOODS - 1.38%
9,182		Akzo Nobel NV	494,982
7,578		Alliance Unichem plc	143,242
793		Axfood AB	22,788
5,364		Billabong International Ltd	61,173
10,064		C&C Group plc	87,376

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index

SHARES		COMPANY	VALUE
1,409		Casino Guichard Perrachon S.A.	$107,106
1,370		Celesio AG.	124,497
34,000		Esprit Holdings Ltd	277,533
1,860		Filtrona plc	10,011
69,509		Foster's Group Ltd	282,480
7,433		Fyffes plc	13,116
58,300		Li & Fung Ltd	117,846
47,000		Marubeni Corp	250,798
4,691		Metro AG.	265,838
45,600		Mitsubishi Corp	911,481
40,000		Nippon Oil Corp	292,525
1,728		Oriflame Cosmetics S.A.	57,452
6,434		Orkla ASA	298,301
1,136		Societe BIC S.A.	73,499
2,700		Suzuken Co Ltd	107,230
57,909		Unilever NV	1,312,824
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	5,312,098

		TOTAL COMMON STOCKS	384,529,619
		(Cost $307,552,563)

PRINCIPAL
SHORT-TERM INVESTMENTS - 0.23%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.23%
$ 900,000		Federal Home Loan Banks (FHLB) 4.95%, 07/03/06	900,000

		TOTAL SHORT-TERM INVESTMENTS	900,000
		(Cost $899,757)

		TOTAL PORTFOLIO- 99.82%	385,429,619
		(Cost $308,452,320)

		OTHER ASSETS & LIABILITIES, NET - 0.18%	708,121

		NET ASSETS - 100.00%	$386,137,740

	*	Non-income producing
	v	Security valued at fair value.

		ABBREVIATION:
		ADR - American Depositary Receipt

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SOCIAL CHOICE EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2006
SHARES		COMPANY	VALUE

COMMON STOCKS - 99.22%

AMUSEMENT AND RECREATION SERVICES - 0.01%
500		International Speedway Corp (Class A)	$23,185
		TOTAL AMUSEMENT AND RECREATION SERVICES	23,185

APPAREL AND ACCESSORY STORES - 0.79%
2,435		American Eagle Outfitters, Inc	82,887
700	*	AnnTaylor Stores Corp	30,366
964		Bebe Stores, Inc	14,865
3,600	*	Chico's FAS, Inc	97,128
3,700		Foot Locker, Inc	90,613
15,800		Gap, Inc	274,920
6,643	*	Kohl's Corp	392,734
10,436		Limited Brands, Inc	267,057
4,600		Nordstrom, Inc	167,900
2,400		Ross Stores, Inc	67,320
1,050		Stage Stores, Inc	34,650
2,511	*	Urban Outfitters, Inc	43,917
		TOTAL APPAREL AND ACCESSORY STORES	1,564,357

APPAREL AND OTHER TEXTILE PRODUCTS - 0.11%
100	*	Columbia Sportswear Co	4,526
1,100	*	Hartmarx Corp	6,600
1,500		Kellwood Co	43,905
2,076		Liz Claiborne, Inc	76,937
100		Phillips-Van Heusen Corp	3,816
800		Polo Ralph Lauren Corp	43,920
1,500		Russell Corp	27,240
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	206,944

AUTO REPAIR, SERVICES AND PARKING - 0.02%
400		Bandag, Inc	14,636
160		Central Parking Corp	2,560
200		Ryder System, Inc	11,686
		TOTAL AUTO REPAIR, SERVICES AND PARKING	28,882

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.05%
500	*	Autozone, Inc	44,100
1,102	*	Carmax, Inc	39,077
500	*	Copart, Inc	12,280
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	95,457

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.23%
900		Fastenal Co	36,261
41,900		Home Depot, Inc	1,499,601
14,600		Lowe's Cos, Inc	885,782
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	2,421,644

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
BUSINESS SERVICES - 6.02%
6,184	*	3Com Corp	$31,662
7,440	*	Activision, Inc	84,667
425		Administaff, Inc	15,219
10,388	*	Adobe Systems, Inc	315,380
3,132	*	Akamai Technologies, Inc	113,347
1,281	*	Alliance Data Systems Corp	75,348
509	*	aQuantive, Inc	12,893
3,095	*	Ariba, Inc	25,472
4,319	*	Art Technology Group, Inc	12,871
200	*	Aspen Technology, Inc	2,624
1,070	*	Audible, Inc	9,726
4,742	*	Autodesk, Inc	163,409
19,300		Automatic Data Processing, Inc	875,255
8,521	*	BEA Systems, Inc	111,540
4,152	*	BearingPoint, Inc	34,752
700	*	BISYS Group, Inc	9,590
521	*	Blue Coat Systems, Inc	8,784
846	*	Cerner Corp	31,395
1,300	*	Checkfree Corp	64,428
559	*	Ciber, Inc	3,684
1,115	*	Click Commerce, Inc	21,999
24,286	*	CMGI, Inc	29,386
3,077	*	CNET Networks, Inc	24,554
3,269	*	Cogent Communications Group, Inc	30,631
2,751	*	Cogent, Inc	41,458
6,385	*	Compuware Corp	42,779
1,500	*	Convergys Corp	29,250
200	*	CSG Systems International, Inc	4,948
900		Deluxe Corp	15,732
381	*	Digital River, Inc	15,389
700	*	DST Systems, Inc	41,650
100	*	Earthlink, Inc	866
21,706	*	eBay, Inc	635,769
500	*	eFunds Corp	11,025
6,124	*	Electronic Arts, Inc	263,577
4,483	*	Emdeon Corp	55,634
899	*	Equinix, Inc	49,319
4,729	*	Expedia, Inc	70,793
300		Fair Isaac Corp	10,893
400	*	First Advantage Corp	9,304
5,285	*	Fiserv, Inc	239,728
130	*	Gartner, Inc (Class A)	1,846
1,325	*	Getty Images, Inc	84,151
3,275	*	Google, Inc (Class A)	1,373,306
1,385	*	iGate Corp	8,850
4,488		IMS Health, Inc	120,503
2,201	*	Informatica Corp	28,965
11,150	*	Innovative Solutions & Support, Inc	156,769
26,260	*	Internap Network Services Corp	27,573
500	*	Internet Security Systems, Inc	9,425
2,527	*	Intuit, Inc	152,605
1,900	*	Ipass, Inc	10,640

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,849	*	Iron Mountain, Inc	$69,116
700		Jack Henry & Associates, Inc	13,762
258	*	Jupitermedia Corp	3,354
606	*	Kanbay International, Inc	8,811
3,679	*	KFX, Inc	56,215
900	*	Kinetic Concepts, Inc	39,735
1,300	*	Lamar Advertising Co	70,018
3,041	*	Lawson Software, Inc	20,375
1,662	*	Lionbridge Technologies	9,191
1,100		Manpower, Inc	71,060
1,100	*	Marchex, Inc	18,073
1,148	*	Mentor Graphics Corp	14,901
148,765		Microsoft Corp	3,466,224
2,009	*	Midway Games, Inc	16,253
1,208		MoneyGram International, Inc	41,012
2,478	*	Monster Worldwide, Inc	105,711
900	*	MPS Group, Inc	13,554
1,078	*	NIC, Inc	7,794
8,720	*	Novell, Inc	57,814
3,680	*	Nuance Communications, Inc	37,021
5,700		Omnicom Group, Inc	507,813
2,759	*	Opsware, Inc	22,734
905	*	Parametric Technology Corp	11,503
1,835	*	Quest Software, Inc	25,763
2,267	*	RealNetworks, Inc	24,257
2,793		Robert Half International, Inc	117,306
1,581	*	RSA Security, Inc	42,987
2,208	*	Salesforce.com, Inc	58,865
5,496	*	Sapient Corp	29,129
810	*	Smith Micro Software, Inc	12,976
533	*	Sohu.com, Inc	13,746
9,422	*	Sonus Networks, Inc	46,639
1,308	*	Spherion Corp	11,929
3,800		Startek, Inc	56,810
70,847	*	Sun Microsystems, Inc	294,015
1,200	*	SYKES Enterprises, Inc	19,392
22,149	*	Symantec Corp	344,195
500	*	TeleTech Holdings, Inc	6,330
5,725	*	TIBCO Software, Inc	40,361
4,133	*	Tiens Biotech Group USA, Inc	17,689
2,900		Total System Services, Inc	55,825
400	*	Travelzoo, Inc	12,136
397	*	Trizetto Group, Inc	5,872
7,400	*	Unisys Corp	46,472
1,695		United Online, Inc	20,340
1,408	*	United Rentals, Inc	45,028
700	*	Universal Compression Holdings, Inc	44,079
2,607	*	VA Software Corp	10,115
999	*	Vasco Data Security International	8,342
5,277	*	VeriSign, Inc	122,268
600	*	WebEx Communications, Inc	21,324
		TOTAL BUSINESS SERVICES	11,857,597

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
CHEMICALS AND ALLIED PRODUCTS - 9.63%
29,648		Abbott Laboratories	$1,292,949
3,308	*	Abraxis BioScience, Inc	78,863
300	*	Adolor Corp	7,503
4,069	*	ADVENTRX Pharmaceuticals, Inc	12,899
11,300		Air Products & Chemicals, Inc	722,296
100	*	Alexion Pharmaceuticals, Inc	3,612
300	*	Alkermes, Inc	5,676
25,424	*	Amgen, Inc	1,658,408
677	*	Arena Pharmaceuticals, Inc	7,840
694	*	Array Biopharma, Inc	5,968
505	*	Atherogenics, Inc	6,590
5,100		Avery Dennison Corp	296,106
7,900		Avon Products, Inc	244,900
3,725	*	Barr Pharmaceuticals, Inc	177,645
2,722	*	Bentley Pharmaceuticals, Inc	29,833
4,400	*	Bioenvision, Inc	23,452
1,300	*	BioMarin Pharmaceuticals, Inc	18,681
38,675		Bristol-Myers Squibb Co	1,000,135
1,600		Cabot Corp	55,232
3,600		Calgon Carbon Corp	21,924
2,026	*	Cell Genesys, Inc	10,171
900	*	Cephalon, Inc	54,090
300	*	Charles River Laboratories International, Inc	11,040
1,600		Clorox Co	97,552
12,800		Colgate-Palmolive Co	766,720
1,255	*	Combinatorx, Inc	11,031
1,700	*	Connetics Corp	19,992
632	*	Cotherix, Inc	5,442
400	*	Cypress Bioscience, Inc	2,456
1,200		Dade Behring Holdings, Inc	49,968
3,780	*	Dendreon Corp	18,295
500		Diagnostic Products Corp	29,085
282	*	Digene Corp	10,925
6,334	*	Durect Corp	24,513
8,800		Ecolab, Inc	357,104
563	*	Encysive Pharmaceuticals, Inc	3,902
2,535	*	Enzon Pharmaceuticals, Inc	19,114
700		Estee Lauder Cos (Class A)	27,069
9,735	*	Forest Laboratories, Inc	376,647
8,391	*	Genentech, Inc	686,384
6,001	*	Genzyme Corp	366,361
500	*	Geron Corp	3,450
9,314	*	Gilead Sciences, Inc	551,016
300		H.B. Fuller Co	13,071
1,201	*	Hospira, Inc	51,571
2,587	*	Human Genome Sciences, Inc	27,681
1,865	*	Huntsman Corp	32,302
300	*	Idexx Laboratories, Inc	22,539
1,131	*	Immucor, Inc	21,749
1,657	*	Inverness Medical Innovations, Inc	46,777
1,000	*	Invitrogen Corp	66,070
7,800	*	King Pharmaceuticals, Inc	132,600
1,137	*	Kos Pharmaceuticals, Inc	42,774
1,500		Lubrizol Corp	59,775

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
2,607		Mannatech, Inc	$32,874
830	*	Medarex, Inc	7,976
2,600		Medicis Pharmaceutical Corp (Class A)	62,400
4,741	*	Medimmune, Inc	128,481
57,242		Merck & Co, Inc	2,085,326
600	*	MGI Pharma, Inc	12,900
4,400	*	Millennium Pharmaceuticals, Inc	43,868
10,525		Mylan Laboratories, Inc	210,500
400	*	Myogen, Inc	11,600
1,200	*	Nabi Biopharmaceuticals	6,888
2,675	*	Nastech Pharmaceutical Co, Inc	42,265
400	*	NBTY, Inc	9,564
2,588	*	Neurocrine Biosciences, Inc	27,433
2,329	*	Noven Pharmaceuticals, Inc	41,689
100	*	NPS Pharmaceuticals, Inc	488
800	*	Nuvelo, Inc	13,320
100	*	OraSure Technologies, Inc	952
1,042	*	Pacific Ethanol, Inc	24,091
1,200	*	Par Pharmaceutical Cos, Inc	22,152
1,500	*	PDL BioPharma, Inc	27,615
2,000	*	Penwest Pharmaceuticals Co	43,660
4,967		Perrigo Co	79,969
1,400	*	Pharmion Corp	23,842
1,000	*	Pozen, Inc	7,040
1,352		PPG Industries, Inc	89,232
15,800		Praxair, Inc	853,200
2,082	*	Prestige Brands Holdings, Inc	20,758
65,769		Procter & Gamble Co	3,656,756
600	*	Progenics Pharmaceuticals, Inc	14,436
1,526	*	Renovis, Inc	23,363
8,200		Rohm & Haas Co	410,984
3,700		RPM International, Inc	66,600
1,305	*	Salix Pharmaceuticals Ltd	16,052
29,173		Schering-Plough Corp	555,162
1,600	*	Sepracor, Inc	91,424
280	*	Serologicals Corp	8,803
2,400		Sigma-Aldrich Corp	174,336
2,013	*	Sirna Therapeutics, Inc	11,474
887	*	SuperGen, Inc	3,220
300	*	Tanox, Inc	4,149
1,208	*	USANA Health Sciences, Inc	45,783
1,400		Valspar Corp	36,974
995	*	VCA Antech, Inc	31,770
1,527	*	Vertex Pharmaceuticals, Inc	56,056
5,000	*	Watson Pharmaceuticals, Inc	116,400
1,903	*	Zymogenetics, Inc	36,100
		TOTAL CHEMICALS AND ALLIED PRODUCTS	18,979,673

COMMUNICATIONS - 4.90%
7,600		Alltel Corp	485,108
6,000	*	American Tower Corp (Class A)	186,720
76,525		AT&T, Inc	2,134,282
36,900		BellSouth Corp	1,335,780
5,254		Cablevision Systems Corp (Class A)	112,698

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
9,400		Citadel Broadcasting Corp	$83,660
800		Citizens Communications Co	10,440
200	*	Cox Radio, Inc (Class A)	2,884
1,400	*	Crown Castle International Corp	48,356
3,205	*	Crown Media Holdings, Inc (Class A)	13,205
924	*	Dobson Communications Corp (Class A)	7,143
2,279	*	Embarq Corp	93,435
1,800		Entercom Communications Corp	47,088
1,036	*	First Avenue Networks, Inc	11,272
400		Global Payments, Inc	19,420
3,000		Gray Television, Inc	17,370
7,181	*	IAC/InterActiveCorp	190,225
8,464	*	Level 3 Communications, Inc	37,580
11,215	*	Liberty Global, Inc	241,123
4,792	*	Liberty Media Holding Corp (Capital)	401,426
15,864	*	Liberty Media Holding Corp (Interactive)	273,813
2,900	*	Lin TV Corp (Class A)	21,895
425	*	NeuStar, Inc	14,344
2,100	*	NII Holdings, Inc (Class B)	118,398
1,238	*	Novatel Wireless, Inc	12,850
1,061	*	Pegasus Wireless Corp	9,485
2,199	*	Radio One, Inc (Class D)	16,273
609	*	SAVVIS, Inc	18,032
516	*	SBA Communications Corp	13,488
3,870	*	Spanish Broadcasting System, Inc (Class A)	19,776
48,011		Sprint Nextel Corp	959,740
350	*	Terremark Worldwide, Inc	1,260
3,839	*	TiVo, Inc	27,449
6,700	*	Univision Communications, Inc (Class A)	224,450
60,831		Verizon Communications, Inc	2,037,230
8,046	*	Viacom, Inc	288,369
100	*	West Corp	4,791
7,420	*	XM Satellite Radio Holdings, Inc	108,703
		TOTAL COMMUNICATIONS	9,649,561

DEPOSITORY INSTITUTIONS - 10.33%
9,700		AmSouth Bancorp	256,565
63,106		Bank of America Corp	3,035,399
18,600		BB&T Corp	773,574
5,300		Comerica, Inc	275,547
700		Commerce Bancorp, Inc	24,969
700		Compass Bancshares, Inc	38,920
18,583		Fifth Third Bancorp	686,642
1,800		First Horizon National Corp	72,360
1,900		Fremont General Corp	35,264
6,100		Golden West Financial Corp	452,620
1,600		IndyMac Bancorp, Inc	73,360
14,400		Keycorp	513,792
2,000		M&T Bank Corp	235,840
5,900		Marshall & Ilsley Corp	269,866
12,500		Mellon Financial Corp	430,375
21,684		National City Corp	784,744
3,133		New York Community Bancorp, Inc	51,726
12,532		North Fork Bancorporation, Inc	378,090

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
4,600		Northern Trust Corp	$254,380
9,900		PNC Financial Services Group, Inc	694,683
4,674		Popular, Inc	89,741
2,800		R & G Financial Corp (Class B)	24,052
16,732		Regions Financial Corp	554,164
5,985		Sovereign Bancorp, Inc	121,555
9,100		State Street Corp	528,619
11,700		SunTrust Banks, Inc	892,242
8,000		Synovus Financial Corp	214,240
1,896		TD Banknorth, Inc	55,837
2,300		UnionBanCal Corp	148,557
53,200		US Bancorp	1,642,816
45,468		Wachovia Corp	2,458,909
30,143		Washington Mutual, Inc	1,373,918
41,909		Wells Fargo & Co	2,811,256
1,416		Zions Bancorporation	110,363
		TOTAL DEPOSITORY INSTITUTIONS	20,364,985

EATING AND DRINKING PLACES - 1.34%
4,900	*	AFC Enterprises	62,475
1,350		Applebees International, Inc	25,947
800		Bob Evans Farms, Inc	24,008
4,150		Darden Restaurants, Inc	163,510
800		Lone Star Steakhouse & Saloon, Inc	20,984
42,574		McDonald's Corp	1,430,486
276		OSI Restaurant Partners, Inc	9,550
18,774	*	Starbucks Corp	708,906
393	*	Tim Hortons, Inc	10,120
3,200		Wendy's International, Inc	186,528
		TOTAL EATING AND DRINKING PLACES	2,642,514

EDUCATIONAL SERVICES - 0.00%**
49	*	Laureate Education, Inc	2,089
		TOTAL EDUCATIONAL SERVICES	2,089

ELECTRIC, GAS, AND SANITARY SERVICES - 5.44%
20,695	*	AES Corp	381,823
8,900		AGL Resources, Inc	339,268
3,533		Allete, Inc	167,288
1,480		Alliant Energy Corp	50,764
2,133		Aqua America, Inc	48,611
7,900		Atmos Energy Corp	220,489
12,733		Avista Corp	290,694
4,100		Cascade Natural Gas Corp	86,469
11,007		Cleco Corp	255,913
7,915		Consolidated Edison, Inc	351,743
2,300		Crosstex Energy, Inc	218,684
16,521		El Paso Corp	247,815
13,600		Empire District Electric Co	279,480
3,200		Energen Corp	122,912
685		Energy East Corp	16,392
719		EnergySouth, Inc	22,454
12,700		Hawaiian Electric Industries, Inc	354,457
13,200		Idacorp, Inc	452,628

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
14,900		KeySpan Corp	$601,960
8,500		Kinder Morgan, Inc	849,065
700		Laclede Group, Inc	24,052
770		Markwest Hydrocarbon, Inc	19,057
1,521		Metal Management, Inc	46,573
4,224		MGE Energy, Inc	131,578
9,100		National Fuel Gas Co	319,774
200		New Jersey Resources Corp	9,356
800		Nicor, Inc	33,200
28,119		NiSource, Inc	614,119
763		Northeast Utilities	15,771
4,888	*	NRG Energy, Inc	235,504
18,700		OGE Energy Corp	655,061
5,222		Otter Tail Corp	142,717
26,900		Pepco Holdings, Inc	634,302
2,800		Piedmont Natural Gas Co, Inc	68,040
27,600		Puget Energy, Inc	592,848
5,200		Questar Corp	418,548
1,390		Resource America, Inc (Class A)	26,480
10,722	*	Sierra Pacific Resources	150,108
1,800		South Jersey Industries, Inc	49,302
5,816		TECO Energy, Inc	86,891
3,900		UGI Corp	96,018
5,327		Unisource Energy Corp	165,936
1,266	*	Waste Services, Inc	11,381
4,300		Western Gas Resources, Inc	257,355
5,200		WGL Holdings, Inc	150,540
17,681		Williams Cos, Inc	413,028
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	10,726,448

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.12%
9,225	*	Advanced Micro Devices, Inc	225,275
4,401	*	Agere Systems, Inc	64,695
3,893		American Power Conversion Corp	75,875
700		Ametek, Inc	33,166
3,298	*	Arris Group, Inc	43,270
1,488	*	Atheros Communications, Inc	28,212
500		Baldor Electric Co	15,645
7,209	*	Brocade Communications Systems, Inc	44,263
5,627	*	Capstone Turbine Corp	12,830
462	*	C-COR, Inc	3,567
102,674	*	Cisco Systems, Inc	2,005,223
20,192	*	Conexant Systems, Inc	50,480
1,212	*	Cree, Inc	28,797
2,941	*	Ditech Networks, Inc	25,646
3,918	*	Emcore Corp	37,613
17,500		Emerson Electric Co	1,466,675
400	*	Energizer Holdings, Inc	23,428
459	*	Energy Conversion Devices, Inc	16,721
560	*	Evergreen Solar, Inc	7,269
11,216	*	Finisar Corp	36,676
7,073	*	Freescale Semiconductor, Inc (Class B)	207,946
1,205	*	FuelCell Energy, Inc	11,544
2,632	*	GrafTech International Ltd	15,266

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
300	*	Greatbatch, Inc	$7,080
1,100		Harman International Industries, Inc	93,907
3,621	*	Harmonic, Inc	16,222
107,236		Intel Corp	2,032,122
1,538	*	Interdigital Communications Corp	53,692
726	*	InterVoice, Inc	5,169
395		Lincoln Electric Holdings, Inc	24,747
355		LSI Industries, Inc	6,031
8,327	*	LSI Logic Corp	74,527
100,086	*	Lucent Technologies, Inc	242,208
3,652	*	McData Corp (Class A)	14,900
1,070	*	Medis Technologies Ltd	21,700
14,866	*	Micron Technology, Inc	223,882
5,354		Molex, Inc	179,734
45,700		Motorola, Inc	920,855
8,476	*	MRV Communications, Inc	26,360
6,697		National Semiconductor Corp	159,723
800	*	Novellus Systems, Inc	19,760
1,411	*	Omnivision Technologies, Inc	29,800
6,100	*	ON Semiconductor Corp	35,868
4,957	*	Optical Communication Products, Inc	9,964
900		Park Electrochemical Corp	23,175
1,895		Plantronics, Inc	42,088
840	*	Plexus Corp	28,736
1,633	*	Polycom, Inc	35,795
1,461	*	Power-One, Inc	9,643
3,991	*	Powerwave Technologies, Inc	36,398
2,264	*	QLogic Corp	39,031
32,824		Qualcomm, Inc	1,315,258
6,593	*	Quantum Fuel Systems Technologies Worldwide, Inc	22,416
2,000		RadioShack Corp	28,000
4,183	*	RF Micro Devices, Inc	24,973
767	*	Silicon Storage Technology, Inc	3,114
35,982	*	Sirius Satellite Radio, Inc	170,915
2,000	*	Sycamore Networks, Inc	8,120
2,200		Teleflex, Inc	118,844
11,878	*	Tellabs, Inc	158,096
30,700		Texas Instruments, Inc	929,903
1,286	*	Thomas & Betts Corp	65,972
10,253	*	Transmeta Corp	16,610
5,771	*	Transwitch Corp	12,177
1,307	*	Trident Microsystems, Inc	24,807
2,652	*	Triquint Semiconductor, Inc	11,828
900		Whirlpool Corp	74,385
7,364		Xilinx, Inc	166,795
1,900	*	Zhone Technologies, Inc	3,876
92	*	Zoltek Cos, Inc	2,750
562	*	Zoran Corp	13,679
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	12,065,717

ENGINEERING AND MANAGEMENT SERVICES - 0.80%
1,700	*	Amylin Pharmaceuticals, Inc	83,929
1,200	*	Applera Corp (Celera Genomics Group)	15,540
793	*	Ariad Pharmaceuticals, Inc	3,576

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
5,384	*	Celgene Corp	$255,363
400		Corporate Executive Board Co	40,080
720	*	CV Therapeutics, Inc	10,058
1,175	*	Digitas, Inc	13,654
200	*	Gen-Probe, Inc	10,796
34	*	Hewitt Associates, Inc	764
500	*	ICOS Corp	10,995
2,093	*	Incyte Corp	9,628
2,704	*	Isis Pharmaceuticals, Inc	16,359
570	*	Lexicon Genetics, Inc	2,502
5,600		Moody's Corp	304,976
9,500		Paychex, Inc	370,310
112	*	Per-Se Technologies, Inc	2,820
2,643		Pharmaceutical Product Development, Inc	92,822
4,241		Quest Diagnostics, Inc	254,121
969	*	Regeneron Pharmaceuticals, Inc	12,423
5,161	*	Rentech, Inc	23,999
600	*	Sourcecorp	14,874
200	*	Telik, Inc	3,300
1,164	*	Tetra Tech, Inc	20,649
900	*	Trimeris, Inc	10,341
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,583,879

FABRICATED METAL PRODUCTS - 0.76%
5,280		Commercial Metals Co	135,696
2,332		Dynamic Materials Corp	78,658
2,200		Gulf Island Fabrication, Inc	44,088
20,400		Illinois Tool Works, Inc	969,000
600	*	Jacuzzi Brands, Inc	5,280
2,064		Pentair, Inc	70,568
2,800		Silgan Holdings, Inc	103,628
900		Snap-On, Inc	36,378
1,200		Valmont Industries, Inc	55,788
		TOTAL FABRICATED METAL PRODUCTS	1,499,084

FOOD AND KINDRED PRODUCTS - 2.54%
8,700		Campbell Soup Co	322,857
600		Coca-Cola Co	25,812
8,100		Coca-Cola Enterprises, Inc	164,997
9,800		General Mills, Inc	506,268
9,700		H.J. Heinz Co	399,834
217	*	Hansen Natural Corp	41,310
4,700		Hershey Co	258,829
10,500		Kellogg Co	508,515
900		McCormick & Co, Inc	30,195
2,000		Pepsi Bottling Group, Inc	64,300
38,400		PepsiCo, Inc	2,305,536
7,677		Sara Lee Corp	122,986
5,725		Wrigley (Wm.) Jr Co	259,686
		TOTAL FOOD AND KINDRED PRODUCTS	5,011,125

FOOD STORES - 0.34%
16		Arden Group, Inc (Class A)	1,811
16,700		Kroger Co	365,062

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
3,200	*	Pathmark Stores, Inc	$30,112
3,774		Supervalu, Inc	115,862
2,300		Whole Foods Market, Inc	148,672
		TOTAL FOOD STORES	661,519

FORESTRY - 0.07%
2,058		Weyerhaeuser Co	128,111
		TOTAL FORESTRY	128,111

FURNITURE AND FIXTURES - 0.71%
8,400	*	BE Aerospace, Inc	192,024
2,100		Hillenbrand Industries, Inc	101,850
7,000		Johnson Controls, Inc	575,540
4,400		Leggett & Platt, Inc	109,912
14,100		Masco Corp	417,924
704	*	Tempur-Pedic International, Inc	9,511
		TOTAL FURNITURE AND FIXTURES	1,406,761

FURNITURE AND HOMEFURNISHINGS STORES - 0.31%
4,100	*	Bed Bath & Beyond, Inc	135,997
7,200		Best Buy Co, Inc	394,848
1,553		Circuit City Stores, Inc	42,273
300	*	Mohawk Industries, Inc	21,105
2,048	*	Restoration Hardware, Inc	14,705
300		Williams-Sonoma, Inc	10,215
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	619,143

GENERAL BUILDING CONTRACTORS - 0.46%
400		Beazer Homes USA, Inc	18,348
2,600		Centex Corp	130,780
6,872		DR Horton, Inc	163,691
1,499	*	Hovnanian Enterprises, Inc (Class A)	45,090
3,400		Lennar Corp (Class A)	150,858
60		Lennar Corp (Class B)	2,447
800		MDC Holdings, Inc	41,544
317	*	Meritage Homes Corp	14,978
64	*	NVR, Inc	31,440
4,800		Pulte Homes, Inc	138,192
700		Ryland Group, Inc	30,499
1,200		Standard-Pacific Corp	30,840
3,482	*	Toll Brothers, Inc	89,035
844	*	WCI Communities, Inc	16,998
		TOTAL GENERAL BUILDING CONTRACTORS	904,740

GENERAL MERCHANDISE STORES - 1.26%
600	*	99 Cents Only Stores	6,276
400	*	Big Lots, Inc	6,832
13,210		Costco Wholesale Corp	754,687
4,200		Dollar General Corp	58,716
3,900		Family Dollar Stores, Inc	95,277
5,100		JC Penney Co, Inc	344,301
600	*	Retail Ventures, Inc	10,692
19,500		Target Corp	952,965
10,600		TJX Cos, Inc	242,316
		TOTAL GENERAL MERCHANDISE STORES	2,472,062

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
HEALTH SERVICES - 1.22%
1,854	*	Alliance Imaging, Inc	$11,866
1,239	*	American Retirement Corp	40,602
300	*	Bio-Reference Labs, Inc	6,528
1,139		Brookdale Senior Living, Inc	50,959
971	*	Community Health Systems, Inc	35,684
2,567	*	DaVita, Inc	127,580
600	*	Edwards Lifesciences Corp	27,258
3,237	*	Express Scripts, Inc	232,222
981	*	Five Star Quality Care, Inc	10,860
6,522		Health Management Associates, Inc (Class A)	128,549
902	*	Healthways, Inc	47,481
2,727	*	Hythiam, Inc	19,007
2,846	*	Laboratory Corp of America Holdings	177,107
1,387	*	LifePoint Hospitals, Inc	44,564
1,534	*	Lincare Holdings, Inc	58,046
3,892	*	Nektar Therapeutics	71,379
300		Option Care, Inc	3,594
673	*	Pediatrix Medical Group, Inc	30,487
1,351	*	Psychiatric Solutions, Inc	38,720
1,086	*	Sierra Health Services, Inc	48,903
1,740	*	Sunrise Senior Living, Inc	48,111
1,230	*	Triad Hospitals, Inc	48,683
300		Universal Health Services, Inc (Class B)	15,078
800	*	VistaCare, Inc (Class A)	9,680
14,649	*	WellPoint, Inc	1,066,008
		TOTAL HEALTH SERVICES	2,398,956

HOLDING AND OTHER INVESTMENT OFFICES - 2.70%
10,590		Allied Capital Corp	304,674
300		AMB Property Corp	15,165
1,600		American Financial Realty Trust	15,488
2,900		Annaly Mortgage Management, Inc	37,149
6,858		Archstone-Smith Trust	348,866
1,300		AvalonBay Communities, Inc	143,806
2,900		Boston Properties, Inc	262,160
200		CarrAmerica Realty Corp	8,910
1,781		Cherokee, Inc	73,662
1,000		Crescent Real Estate Equities Co	18,560
1,600		Developers Diversified Realty Corp	83,488
4,390		Duke Realty Corp	154,309
17,300		Equity Office Properties Trust	631,623
10,113		Equity Residential	452,354
200		FelCor Lodging Trust, Inc	4,348
3,770		General Growth Properties, Inc	169,876
800		Harris & Harris Group, Inc	8,832
1,000		Health Care Property Investors, Inc	26,740
200		Highwoods Properties, Inc	7,236
1,200		Hospitality Properties Trust	52,704
10,000		Host Marriott Corp	218,700
2,500		HRPT Properties Trust	28,900
3,100		iStar Financial, Inc	117,025

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
6,700		Kimco Realty Corp	$244,483
200		Liberty Property Trust	8,840
10,600		Luminent Mortgage Capital, Inc	98,156
1,400		MFA Mortgage Investments, Inc	9,632
6,265		New Plan Excel Realty Trust	154,683
3,174		NTL, Inc	79,033
6,900		Prologis	359,628
2,738		Public Storage, Inc	207,814
6,400		Simon Property Group, Inc	530,816
4,100		Vornado Realty Trust	399,955
1,250		Weingarten Realty Investors	47,850
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,325,465

HOTELS AND OTHER LODGING PLACES - 0.31%
4,100		Choice Hotels International, Inc	248,460
2,970	*	Gaylord Entertainment Co	129,611
8,815	*	Great Wolf Resorts, Inc	105,868
2,900	*	Lodgian, Inc	41,325
2,600		Marcus Corp	54,288
1,430	*	Morgans Hotel Group Co	22,251
		TOTAL HOTELS AND OTHER LODGING PLACES	601,803

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.53%
29,100		3M Co	2,350,407
3,391	*	AGCO Corp	89,251
5,200		American Standard Cos, Inc	225,004
13,395	*	Apple Computer, Inc	765,122
36,007		Applied Materials, Inc	586,194
979	*	Astec Industries, Inc	33,403
2,600		Black & Decker Corp	219,596
900		Briggs & Stratton Corp	27,999
1,107	*	Brooks Automation, Inc	13,063
2,900	*	Cameron International Corp	138,533
300		CDW Corp	16,395
1,100		Cummins, Inc	134,475
8,600		Deere & Co	718,014
40,000	*	Dell, Inc	976,400
200		Donaldson Co, Inc	6,774
500	*	Dril-Quip, Inc	41,220
47,421	*	EMC Corp	520,208
400	*	Emulex Corp	6,508
857	*	Entegris, Inc	8,167
400	*	Flowserve Corp	22,760
1,500	*	FMC Technologies, Inc	101,190
1,200	*	Gehl Co	30,636
800		Graco, Inc	36,784
1,093	*	Grant Prideco, Inc	48,912
52,188		Hewlett-Packard Co	1,653,316
300	*	Intermec, Inc	6,882
33,931		International Business Machines Corp	2,606,579
680	*	Intevac, Inc	14,742
2,697	*	Lam Research Corp	125,734
1,100		Lennox International, Inc	29,128
1,900	*	Lexmark International, Inc	106,077

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
810		Lufkin Industries, Inc	$48,138
2,022		Manitowoc Co, Inc	89,979
1,200		Modine Manufacturing Co	28,032
600		Nordson Corp	29,508
1,100	*	Oil States International, Inc	37,708
2,400		Pall Corp	67,200
407	*	Rackable Systems, Inc	16,072
400		Sauer-Danfoss, Inc	10,168
2,031	*	Semitool, Inc	18,320
7,300		Smith International, Inc	324,631
30,003	*	Solectron Corp	102,610
1,700		SPX Corp	95,115
2,600		Stanley Works	122,772
2,153		Tennant Co	108,253
769	*	TurboChef Technologies, Inc	8,551
2,300	*	Varian Medical Systems, Inc	108,905
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	12,875,435

INSTRUMENTS AND RELATED PRODUCTS - 5.32%
600	*	Advanced Medical Optics, Inc	30,420
1,129	*	Affymetrix, Inc	28,902
100		Analogic Corp	4,661
2,400		Bard (C.R.), Inc	175,824
700		Bausch & Lomb, Inc	34,328
19,648		Baxter International, Inc	722,260
1,400		Beckman Coulter, Inc	77,770
7,200		Becton Dickinson & Co	440,136
7,174		Biomet, Inc	224,474
25,107	*	Boston Scientific Corp	422,802
638	*	Bruker BioSciences Corp	3,420
1,187	*	Cepheid, Inc	11,526
300		Cooper Cos, Inc	13,287
6,074	*	Credence Systems Corp	21,259
1,891		Dentsply International, Inc	114,595
100	*	DJ Orthopedics, Inc	3,683
2,180	*	Fisher Scientific International, Inc	159,249
318	*	Formfactor, Inc	14,192
400	*	Hologic, Inc	19,744
700	*	Illumina, Inc	20,762
2,138	*	Input/Output, Inc	20,204
583	*	Intuitive Surgical, Inc	68,777
2,151	*	Ixia	19,359
76,839		Johnson & Johnson	4,604,193
3,868		Kla-Tencor Corp	160,793
2,835	*	LTX Corp	19,873
28,300		Medtronic, Inc	1,327,836
700	*	Millipore Corp	44,093
847	*	MKS Instruments, Inc	17,042
6,500		Pitney Bowes, Inc	268,450
500	*	Resmed, Inc	23,475
600		Roper Industries, Inc	28,050
7,400	*	St. Jude Medical, Inc	239,908
7,300		Stryker Corp	307,403
100	*	Techne Corp	5,092

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,800		Tektronix, Inc	$52,956
3,100	*	Thermo Electron Corp	112,344
500	*	TriPath Imaging, Inc	3,310
2,100	*	Waters Corp	93,240
15,900	*	Xerox Corp	221,169
5,200	*	Zimmer Holdings, Inc	294,944
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	10,475,805

INSURANCE AGENTS, BROKERS AND SERVICE - 0.50%
2,500		Brown & Brown, Inc	73,050
4,100		Crawford & Co (Class B)	29,438
10,400		Hartford Financial Services Group, Inc	879,840
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	982,328

INSURANCE CARRIERS - 4.49%
12,532		Aetna, Inc	500,403
19,200		Aflac, Inc	889,920
3,800		Ambac Financial Group, Inc	308,180
700		American Financial Group, Inc	30,030
1,960	*	AMERIGROUP Corp	60,838
1,082	*	Centene Corp	25,459
16,600		Chubb Corp	828,340
10,635		Cincinnati Financial Corp	499,951
1,000		Commerce Group, Inc	29,540
876		Erie Indemnity Co (Class A)	45,552
700		HCC Insurance Holdings, Inc	20,608
829	*	HealthExtras, Inc	25,052
13,250		Lincoln National Corp	747,830
4,400		MBIA, Inc	257,620
900		Mercury General Corp	50,733
2,500		MGIC Investment Corp	162,500
871	*	Molina Healthcare, Inc	33,142
700		Phoenix Cos, Inc	9,856
34	*	PMA Capital Corp (Class A)	350
1,300		PMI Group, Inc	57,954
10,200		Principal Financial Group	567,630
24,380		Progressive Corp	626,810
17,700		Prudential Financial, Inc	1,375,290
1,800		Radian Group, Inc	111,204
6,772		Safeco Corp	381,602
23,347		St. Paul Travelers Cos, Inc	1,040,809
3,000		W.R. Berkley Corp	102,390
1,358	*	WellCare Health Plans, Inc	66,610
		TOTAL INSURANCE CARRIERS	8,856,203

LEATHER AND LEATHER PRODUCTS - 0.12%
7,048	*	Coach, Inc	210,735
800		Weyco Group, Inc	18,576
		TOTAL LEATHER AND LEATHER PRODUCTS	229,311

LUMBER AND WOOD PRODUCTS - 0.00%**
700	*	Champion Enterprises, Inc	7,728
		TOTAL LUMBER AND WOOD PRODUCTS	7,728

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
METAL MINING - 0.08%
5,762		Royal Gold, Inc	$160,299
		TOTAL METAL MINING	160,299

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.16%
1,486		Callaway Golf Co	19,303
800	*	K2, Inc	8,752
2,150		Marine Products Corp	20,920
14,510		Mattel, Inc	239,560
300		Nautilus, Inc	4,713
1,997	*	Russ Berrie & Co, Inc	24,483
110	*	Steinway Musical Instruments, Inc	2,697
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	320,428

MISCELLANEOUS RETAIL - 1.24%
5,548	*	Amazon.com, Inc	214,597
15,300		CVS Corp	469,710
567	*	Dollar Tree Stores, Inc	15,026
676	*	Drugstore.com, Inc	1,960
404	*	GSI Commerce, Inc	5,466
700		Michaels Stores, Inc	28,868
215	*	Nutri/System, Inc	13,358
4,088	*	Office Depot, Inc	155,344
130	*	Overstock.com, Inc	2,764
984		Petsmart, Inc	25,190
15,738		Staples, Inc	382,748
1,200		Tiffany & Co	39,624
22,500		Walgreen Co	1,008,900
1,816		World Fuel Services Corp	82,973
		TOTAL MISCELLANEOUS RETAIL	2,446,528

MOTION PICTURES - 2.23%
10,891	*	Discovery Holding Co (Class A)	159,335
1,000	*	DreamWorks Animation SKG, Inc (Class A)	22,900
1,000		Regal Entertainment Group (Class A)	20,320
147,029		Time Warner, Inc	2,543,602
54,750		Walt Disney Co	1,642,500
		TOTAL MOTION PICTURES	4,388,657

NONDEPOSITORY INSTITUTIONS - 3.23%
460	*	Accredited Home Lenders Holding Co	21,993
440		Advanta Corp (Class A)	14,428
200		Advanta Corp (Class B)	7,190
7,440		American Capital Strategies Ltd	249,091
40,400		American Express Co	2,150,088
3,269	*	AmeriCredit Corp	91,270
1,890		Ares Capital Corp	31,998
7,253		Capital One Financial Corp	619,769
3,178		CapitalSource, Inc	74,556
1,100		CharterMac	20,581
7,710		CIT Group, Inc	403,156
331	*	CompuCredit Corp	12,724
14,674		Countrywide Financial Corp	558,786

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
7,800		Doral Financial Corp	$49,998
700		Federal Agricultural Mortgage Corp (Class C)	19,390
1,000		First Marblehead Corp	56,940
20,400		Freddie Mac	1,163,004
6,200		MCG Capital Corp	98,580
13,800		SLM Corp	730,296
		TOTAL NONDEPOSITORY INSTITUTIONS	6,373,838

NONMETALLIC MINERALS, EXCEPT FUELS - 0.16%
3,000		AMCOL International Corp	79,050
750		Florida Rock Industries, Inc	37,252
2,600		Vulcan Materials Co	202,800
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	319,102

OIL AND GAS EXTRACTION - 4.88%
24,600		Anadarko Petroleum Corp	1,173,174
16,294		Apache Corp	1,112,065
1,237	*	Atlas America, Inc	55,430
1,257	*	ATP Oil & Gas Corp	52,706
3,699		Baker Hughes, Inc	302,763
1,800		Berry Petroleum Co (Class A)	59,670
2,300		Cabot Oil & Gas Corp (Class A)	112,700
2,500	*	Callon Petroleum Co	48,350
1,100	*	Carrizo Oil & Gas, Inc	34,441
1,434	*	Cheniere Energy, Inc	55,926
6,998		Chesapeake Energy Corp	211,690
4,777		Cimarex Energy Co	205,411
700	*	Delta Petroleum Corp	11,991
5,800	*	Denbury Resources, Inc	183,686
16,886		Devon Energy Corp	1,020,083
1,400	*	Edge Petroleum Corp	27,972
1,800	*	Encore Acquisition Co	48,294
1,200	*	Energy Partners Ltd	22,740
6,100		ENSCO International, Inc	280,722
9,700		Equitable Resources, Inc	324,950
4,200	*	Forest Oil Corp	139,272
2,037	*	Gasco Energy, Inc	9,065
3,700	*	Global Industries Ltd	61,790
1,000	*	Goodrich Petroleum Corp	28,390
5,300	*	Grey Wolf, Inc	40,810
2,000	*	Helix Energy Solutions Group, Inc	80,720
2,100		Helmerich & Payne, Inc	126,546
2,200	*	Houston Exploration Co	134,618
1,409	*	KCS Energy, Inc	41,847
7,733	*	Meridian Resource Corp	27,065
4,588	*	National Oilwell Varco, Inc	290,512
5,400	*	Newfield Exploration Co	264,276
8,400		Noble Energy, Inc	393,624
2,250	*	Parallel Petroleum Corp	55,597
4,062	*	PetroHawk Energy Corp	51,181
200	*	Petroleum Development Corp	7,540
1,493	*	Petroquest Energy, Inc	18,334
6,169		Pioneer Natural Resources Co	286,303
2,735	*	Plains Exploration & Production Co	110,877

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
4,100		Pogo Producing Co	$189,010
4,900	*	Pride International, Inc	153,027
650	*	Quicksilver Resources, Inc	23,927
3,750		Range Resources Corp	101,963
1,200	*	Remington Oil & Gas Corp	52,764
3,100		Rowan Cos, Inc	110,329
3,193	*	Southwestern Energy Co	99,494
2,600		St. Mary Land & Exploration Co	104,650
2,300	*	Stone Energy Corp	107,065
700	*	Superior Energy Services	23,730
800	*	Swift Energy Co	34,344
3,500		Tidewater, Inc	172,200
1,156	*	Toreador Resources Corp	32,518
9,793	*	Transmontaigne, Inc	109,780
1,200	*	Unit Corp	68,268
2,100		W&T Offshore, Inc	81,669
1,500	*	Whiting Petroleum Corp	62,805
12,976		XTO Energy, Inc	574,448
		TOTAL OIL AND GAS EXTRACTION	9,615,122

PAPER AND ALLIED PRODUCTS - 0.95%
2,900		Bemis Co	88,798
2,200		Bowater, Inc	50,050
4,800	*	Buckeye Technologies, Inc	36,672
2,300		Chesapeake Corp	37,743
7,483		International Paper Co	241,701
12,800		Kimberly-Clark Corp	789,760
10,800		MeadWestvaco Corp	301,644
3,100		Packaging Corp of America	68,262
1,600		Rock-Tenn Co (Class A)	25,520
3,200		Sonoco Products Co	101,280
2,600		Temple-Inland, Inc	111,462
2,200		Wausau Paper Corp	27,390
		TOTAL PAPER AND ALLIED PRODUCTS	1,880,282

PERSONAL SERVICES - 0.01%
400		Weight Watchers International, Inc	16,356
		TOTAL PERSONAL SERVICES	16,356

PETROLEUM AND COAL PRODUCTS - 1.54%
782		Alon USA Energy, Inc	24,609
9,200		EOG Resources, Inc	637,928
9,124		Frontier Oil Corp	295,618
811	*	Headwaters, Inc	20,729
6,388		Hess Corp	337,606
1,191		Holly Corp	57,406
5,089		Murphy Oil Corp	284,272
6,600		Sunoco, Inc	457,314
13,100		Valero Energy Corp	871,412
1,733		Western Refining, Inc	37,398
		TOTAL PETROLEUM AND COAL PRODUCTS	3,024,292

PRIMARY METAL INDUSTRIES - 1.52%
2,218	*	Aleris International, Inc	101,695

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
679	*	Brush Engineered Materials, Inc	$14,157
2,009	*	Century Aluminum Co	71,701
896	*	Chaparral Steel Co	64,530
893	*	CommScope, Inc	28,058
28,393	*	Corning, Inc	686,827
3,503		Gibraltar Industries, Inc	101,587
2,300		Hubbell, Inc (Class B)	109,595
1,300	*	Lone Star Technologies, Inc	70,226
2,000	*	Maverick Tube Corp	126,380
3,400		Mueller Industries, Inc	112,302
1,743	*	NS Group, Inc	96,004
10,800		Nucor Corp	585,900
634		Olympic Steel, Inc	22,437
1,350		Quanex Corp	58,145
1,984		Steel Dynamics, Inc	130,428
2,600		Steel Technologies, Inc	50,544
3,983		Tredegar Corp	63,011
3,619		United States Steel Corp	253,764
3,422	*	Wheeling-Pittsburgh Corp	68,064
8,500		Worthington Industries, Inc	178,075
		TOTAL PRIMARY METAL INDUSTRIES	2,993,430

PRINTING AND PUBLISHING - 0.92%
1,000	*	ACCO Brands Corp	21,900
600		Dow Jones & Co, Inc	21,006
1,500	*	Dun & Bradstreet Corp	104,520
6,100		EW Scripps Co	263,154
100		Harte-Hanks, Inc	2,564
12,900		McGraw-Hill Cos, Inc	647,967
3,600		New York Times Co (Class A)	88,344
858		R.H. Donnelley Corp	46,392
807		Standard Register Co	9,563
11,400		Tribune Co	369,702
300		Washington Post Co (Class B)	234,003
		TOTAL PRINTING AND PUBLISHING	1,809,115

RAILROAD TRANSPORTATION - 0.67%
5,117		CSX Corp	360,441
700	*	Genesee & Wyoming, Inc (Class A)	24,829
2,400	*	Kansas City Southern Industries, Inc	66,480
16,400		Norfolk Southern Corp	872,808
		TOTAL RAILROAD TRANSPORTATION	1,324,558

REAL ESTATE - 0.05%
3,431	*	CB Richard Ellis Group, Inc	85,432
2,796		Stewart Enterprises, Inc (Class A)	16,077
		TOTAL REAL ESTATE	101,509

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.06%
1,500		Cooper Tire & Rubber Co	16,710
1,500		Sealed Air Corp	78,120
1,100		Spartech Corp	24,860
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	119,690

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
SECURITY AND COMMODITY BROKERS - 2.88%
1,100		A.G. Edwards, Inc	$60,852
2,183		Ameriprise Financial, Inc	97,515
314	*	Cbot Holdings, Inc	37,551
24,100		Charles Schwab Corp	385,118
600		Chicago Mercantile Exchange Holdings, Inc	294,690
5,687	*	E*Trade Financial Corp	129,777
700		Eaton Vance Corp	17,472
8,100		Franklin Resources, Inc	703,161
9,263		Goldman Sachs Group, Inc	1,393,433
545		International Securities Exchange, Inc	20,748
200	*	Investment Technology Group, Inc	10,172
4,000		Janus Capital Group, Inc	71,600
2,450		Legg Mason, Inc	243,824
24,700		Merrill Lynch & Co, Inc	1,718,132
1,172	*	Nasdaq Stock Market, Inc	35,043
2,423	*	NYSE Group, Inc	165,927
600		SEI Investments Co	29,328
7,000		T Rowe Price Group, Inc	264,670
		TOTAL SECURITY AND COMMODITY BROKERS	5,679,013

SPECIAL TRADE CONTRACTORS - 0.03%
500	*	Layne Christensen Co	14,175
2,993	*	Quanta Services, Inc	51,869
		TOTAL SPECIAL TRADE CONTRACTORS	66,044

STONE, CLAY, AND GLASS PRODUCTS - 0.05%
173	*	Cabot Microelectronics Corp	5,244
300		CARBO Ceramics, Inc	14,739
702		Eagle Materials, Inc	33,345
3,752		Gentex Corp	52,528
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	105,856

TRANSPORTATION BY AIR - 0.77%
3,427	*	Airtran Holdings, Inc	50,925
700	*	Alaska Air Group, Inc	27,594
3,119	*	Continental Airlines, Inc (Class B)	92,946
4,427	*	ExpressJet Holdings, Inc	30,591
6,484		FedEx Corp	757,720
3,155	*	Frontier Airlines Holdings, Inc	22,748
5,366	*	JetBlue Airways Corp	65,143
2,884	*	Mesa Air Group, Inc	28,407
2,081		Skywest, Inc	51,609
23,363		Southwest Airlines Co	382,452
		TOTAL TRANSPORTATION BY AIR	1,510,135

TRANSPORTATION EQUIPMENT - 1.07%
500	*	Aftermarket Technology Corp	12,425
1,500		American Axle & Manufacturing Holdings, Inc	25,665
2,100		ArvinMeritor, Inc	36,099
3,600		Autoliv, Inc	203,652
6,500	*	Aviall, Inc	308,880
2,341		Brunswick Corp	77,838
300		Federal Signal Corp	4,542

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
10,003		Genuine Parts Co	$416,725
7,700		Harley-Davidson, Inc	422,653
2,600		Harsco Corp	202,696
3,672		JLG Industries, Inc	82,620
361		Martin Marietta Materials, Inc	32,905
1,710	*	Navistar International Corp	42,083
1,035		Noble International Ltd	14,821
2,300		Superior Industries International, Inc	42,067
1,800	*	Tenneco, Inc	46,800
300		Thor Industries, Inc	14,535
1,200	*	TRW Automotive Holdings Corp	32,736
5,874	*	Visteon Corp	42,352
1,400		Westinghouse Air Brake Technologies Corp	52,360
		TOTAL TRANSPORTATION EQUIPMENT	2,114,454

TRANSPORTATION SERVICES - 0.11%
600		CH Robinson Worldwide, Inc	31,980
1,800		Expeditors International Washington, Inc	100,818
2,550	*	RailAmerica, Inc	26,673
2,305		Sabre Holdings Corp	50,710
		TOTAL TRANSPORTATION SERVICES	210,181

TRUCKING AND WAREHOUSING - 0.74%
17,729		United Parcel Service, Inc (Class B)	1,459,629
		TOTAL TRUCKING AND WAREHOUSING	1,459,629

WATER TRANSPORTATION - 0.03%
1,600	*	Gulfmark Offshore, Inc	41,328
200	*	Hornbeck Offshore Services, Inc	7,104
		TOTAL WATER TRANSPORTATION	48,432

WHOLESALE TRADE-DURABLE GOODS - 0.59%
6,800		Barnes Group, Inc	135,660
1,600		BorgWarner, Inc	104,160
1,577		Castle (A.M.) & Co	50,858
1,080	*	Cytyc Corp	27,389
1,900		IKON Office Solutions, Inc	23,940
2,835		Omnicare, Inc	134,436
2,700	*	Patterson Cos, Inc	94,311
2,100		Reliance Steel & Aluminum Co	174,195
4,300		Ryerson Tull, Inc	116,100
200	*	Tech Data Corp	7,662
3,100		W.W. Grainger, Inc	233,213
821	*	WESCO International, Inc	56,649
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,158,573

WHOLESALE TRADE-NONDURABLE GOODS - 0.82%
500		Airgas, Inc	18,625
500	*	Allscripts Healthcare Solutions, Inc	8,775
600	*	Dean Foods Co	22,314
4,100	*	Endo Pharmaceuticals Holdings, Inc	135,218
1,000	*	Henry Schein, Inc	46,730
7,200		Nike, Inc (Class B)	583,200
11,600		Safeway, Inc	301,600

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,700		Stride Rite Corp	$22,423
15,400		Sysco Corp	470,624
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,609,509

		TOTAL COMMON STOCKS	195,523,543
		(Cost $172,868,151)

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.23%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.23%
$ 460,000		Federal Home Loan Bank (FHLB) 4.950%, 07/03/06	460,000

		TOTAL SHORT-TERM INVESTMENTS	460,000
		(Cost $459,876)

		TOTAL PORTFOLIO - 99.45%	195,983,543
		(Cost $173,328,027)

		OTHER ASSETS & LIABILITIES, NET - 0.55%	1,081,754

		NET ASSETS - 100.00%	$197,065,297

	*	Non-income producing
	**	Percentage represents less than 0.01%

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Real Estate Securities Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
REAL ESTATE SECURITIES FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.51%

HOLDING AND OTHER INVESTMENT OFFICES - 98.46%
74,700	*	Affordable Residential Communities	$803,025
72,796		Alexandria Real Estate Equities, Inc	6,455,549
24,100		AMB Property Corp	1,218,255
183,700		Apartment Investment & Management Co (Class A)	7,981,765
385,000		Archstone-Smith Trust	19,584,950
150,000		Ashford Hospitality Trust, Inc	1,893,000
126,500		AvalonBay Communities, Inc	13,993,430
325,000		BioMed Realty Trust, Inc	9,730,500
170,000		BNP Residential Properties, Inc	2,898,500
368,000		Boston Properties, Inc	33,267,200
99,000		BRE Properties, Inc (Class A)	5,445,000
63,500		CBL & Associates Properties, Inc	2,472,055
250,000	f,v	CBRE Realty Finance, Inc	3,750,000
69,500		Cedar Shopping Centers, Inc	1,023,040
521,145	a	Cogdell Spencer, Inc	10,167,539
363,300		Corporate Office Properties Trust	15,287,664
105,000	f,v	Crystal River Capital, Inc	2,625,000
175,000	f,v,*	Deerfield Triarc Capital Corp	2,271,500
150,000		Developers Diversified Realty Corp	7,827,000
175,000	f,v	DiamondRock Hospitality Co	2,591,750
27,900		Digital Realty Trust, Inc	688,851
248,647		EastGroup Properties, Inc	11,606,842
499,900		Education Realty Trust, Inc	8,323,335
175,000		Equity Office Properties Trust	6,389,250
50,000		Equity One, Inc	1,045,000
557,800		Equity Residential	24,950,394
50,000		Essex Property Trust, Inc	5,583,000
487,500		Extra Space Storage, Inc	7,917,000
140,000		Federal Realty Investment Trust	9,800,000
400,000		Feldman Mall Properties, Inc	4,384,000
145,000		First Potomac Realty Trust	4,319,550
348,766		General Growth Properties, Inc	15,715,396
580,000		Glenborough Realty Trust, Inc	12,493,200
70,014		GMH Communities Trust	922,785
140,000	f,v*	GSC Capital Corp	3,500,000
333,645		Hersha Hospitality Trust	3,099,562
111,100		Highland Hospitality Corp	1,564,288
120,000		Highwoods Properties, Inc	4,341,600
13,300		Home Properties, Inc	738,283
945,392		Host Marriott Corp	20,675,723
38,527		iShares Cohen & Steers Realty Majors Index Fund	3,226,251
34,849		iShares Dow Jones US Real Estate Index Fund	2,482,991
285,500		Kilroy Realty Corp	20,627,375
376,100		Kimco Realty Corp	13,723,889
99,665		Kite Realty Group Trust	1,553,778
87,400		KKR Financial Corp	1,818,794
38,800		LaSalle Hotel Properties	1,796,440
237,000		Macerich Co	16,637,400

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE
336,900		Medical Properties Trust, Inc	$3,719,376
96,700		Mills Corp	2,586,725
632,000		Mission West Properties, Inc	7,002,560
311,216		Monmouth REIT (Class A)	2,508,401
100,000		New Plan Excel Realty Trust	2,469,000
75,000		Pan Pacific Retail Properties, Inc	5,202,750
220,000	f,v*	People's Choice Financial Corp	2,200,000
1,900		Post Properties, Inc	86,146
491,000		Prologis	25,590,920
55,000		PS Business Parks, Inc	3,245,000
148,800		Public Storage, Inc	11,293,920
111,400		Regency Centers Corp	6,923,510
32,600		Shurgard Storage Centers, Inc (Class A)	2,037,500
352,300		Simon Property Group, Inc	29,219,762
126,800		SL Green Realty Corp	13,880,796
219,000		Strategic Hotel Capital, Inc	4,542,060
75,000		Taubman Centers, Inc	3,067,500
249,100		United Dominion Realty Trust, Inc	6,977,291
173,900		U-Store-It Trust	3,279,754
275,000		Vornado Realty Trust	26,826,250
32,500		Washington Real Estate Investment Trust	1,192,750
133,300		Weingarten Realty Investors	5,102,724
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	530,166,394

HOTELS AND OTHER LODGING PLACES - 0.56%
50,000		Starwood Hotels & Resorts Worldwide, Inc	3,017,000
		TOTAL HOTELS AND OTHER LODGING PLACES	3,017,000

REAL ESTATE - 0.49%
310,000	f,v	Asset Capital Corp, Inc	2,635,000
		TOTAL REAL ESTATE	2,635,000

		TOTAL COMMON STOCKS	535,818,394
		(Cost $478,039,577)

		TOTAL PORTFOLIO - 99.51%	535,818,394
		(Cost $478,039,577)

		OTHER ASSETS & LIABILITIES, NET - 0.49%	2,618,969

		NET ASSETS - 100.00%	$538,437,363

	*	Non-income producing
	a	Affiliated security
	f	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in
		transaction exempt from registration to qualified institutional buyers.
		At June 30, 2006 , the value of these securities amounted to $19,573,250 or 3.64% of net assets.
	v	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Real Estate Securities Fund

Restricted securities held by the Fund are as follows:

	ACQUISITION	ACQUISITION
SECURITY	DATE	COST	VALUE
Asset Capital Corp, Inc	06/23/05	$ 2,635,000	$ 2,635,000
CBRE Realty Finance, Inc	06/02/05	3,750,000	3,750,000
Crystal River Capital, Inc	03/09/05	2,625,000	2,625,000
GSC Capital Corp	06/24/05	3,500,000	3,500,000
People's Choice Financial Corp	12/21/04	2,200,000	2,200,000

Transactions with Affiliated Companies
October 1, 2005 through June 30, 2006

	SECURITY	DIVIDEND INCOME	SHARES	VALUE
	Cogdell Spencer, Inc @	$102,601	521,145	$10,167,539

@	Not an affiliate at September 30, 2005, cost $9,507,055, purchased 10-27-05 through 05-02-06

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Managed Allocation II Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MANAGED ALLOCATION II FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2006

SHARES		VALUE

TIAA-CREF MUTUAL FUNDS - 99.32%
229,334	TIAA-CREF Institutional Bond Plus II Fund - Institutional Class	$2,261,234
16,319	TIAA-CREF Institutional High-Yield II Fund - Institutional Class	158,786
62,070	TIAA-CREF Institutional International Equity Fund - Institutional Class	794,497
95,610	TIAA-CREF Institutional Large-Cap Value Fund - Institutional Class	1,437,024
147,486	TIAA-CREF Institutional Large-Cap Growth Fund - Institutional Class	1,383,419
28,473	TIAA-CREF Institutional Money Market Fund - Institutional Class	28,474
4,588	TIAA-CREF Institutional Real Estate Securities Fund - Institutional Class	65,574
9,462	TIAA-CREF Institutional Short-Term Bond II Fund - Institutional Class	93,961
13,559	TIAA-CREF Institutional Social Choice Equity Fund - Institutional Class	216,131
	TOTAL TIAA-CREF MUTUAL FUNDS	6,439,100
	(Cost $6,497,919)

	TOTAL PORTFOLIO - 99.32%	6,439,100
	(Cost $6,497,919)

	OTHER ASSETS & LIABILITIES, NET - 0.68%	43,951

	NET ASSETS - 100.00%	$6,483,051

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Institutional Bond Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
BOND FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2006

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

BONDS - 98.05%

CORPORATE BONDS - 29.18%

AMUSEMENT AND RECREATION SERVICES - 0.02%
$ 250,000		Harrah's Operating Co, Inc	6.500%	06/01/16	Baa3	$243,795
		TOTAL AMUSEMENT AND RECREATION SERVICES				243,795

ASSET BACKED - 3.02%
217,679		AQ Finance NIM Trust Series 2004-RN2	5.523	04/25/09	Aaa	217,609
160,679	v	AQ Finance NIM Trust Series 2004-RN3	5.503	05/25/09	Aaa	160,679
154,620		Asset Backed Funding Corp NIM Trust Series 2005-WMC1 (Class
		N1)	5.900	07/26/35	NR	154,245
600,000		Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	572,373
111,058		Chase Funding Mortgage Loan Asset-Backed Certificates Series
		2004-2 (Class 1A2)	3.777	01/25/22	Aaa	110,671
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series
		2004-2 (Class 1B)	5.700	02/25/34	Baa2	958,246
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series
		2004-2 (Class 1M1)	5.700	02/25/34	Aa2	984,570
2,000,000		Chase Manhattan Auto Owner Trust Series 2004-A (Class A4)	2.830	09/15/10	Aaa	1,939,464
1,500,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	1,470,083
2,117,686		CIT Group Home Equity Loan Trust Series 2002-1 (Class AF6)	6.200	02/25/30	Aaa	2,126,606
383,189		Countrywide Home Equity Loan Trust Series 2004-B (Class 1A)	5.419	02/15/29	Aaa	383,568
755,968		Detroit Edison Securitization Funding LLC Series 2001-1 (Class
		A3)	5.875	03/01/10	Aaa	758,062
1,999,611		GMAC Mortgage Corp Loan Trust 2006-HLTV A3	5.590	03/01/30	Aaa	1,978,406
1,000,000		GMAC Mortgage Corp Loan Trust Series 2005-HE2 (Class A3)	4.622	11/25/35	Aaa	984,308
2,000,000		GMAC Mortgage Corp Loan Trust 2006-HLTV A4	5.810	03/01/36	Aaa	1,964,506
2,325,501		Golden Securities Corp Series 2003-A (Class A1)	5.409	12/02/13	Aaa	2,305,517
300,000	v	Long Beach Asset Holdings Corp Series 2006-4 (Class N1)	5.877	06/25/46	NR	300,000
5,350,000		Marriott Vacation Club Owner Trust Series 2006-1A (Class A)	5.737	04/20/28	Aaa	5,323,385
2,000,000		Morgan Stanley Capital I Series 2006-HE1 (Class A2)	5.443	01/25/36	Aaa	2,000,956
300,000		Morgan Stanley Capital I Series 2006-IQ11 (Class AJ)	5.779	10/15/42	NR	296,587
550,000		Peco Energy Transition Trust Series 1999-A (Class A7)	6.130	03/01/09	Aaa	553,748
614,900		Public Service New Hampshire Funding LLC Series 2001-1 (Class
		A2)	5.730	11/01/10	Aaa	616,557
8,000,000		Residential Asset Mortgage Products, Inc Series 2004-RS11 (Class
		M1)	5.943	11/25/34	Aa1	8,052,592
771,688		Residential Asset Securities Corp Series 2001-KS2 (Class AI6)	6.489	10/25/30	Aaa	772,425
1,600,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI1
		(Class A3)	5.570	02/25/36	Aaa	1,581,339
2,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-H12
		(Class A2)	5.750	02/25/36	Aaa	1,991,828
200,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI1
		(Class M2)	6.060	02/25/36	Aa2	196,459

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Institutional Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 3,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-HSA2	5.550	03/25/36	Aaa	$2,966,577
		(Class AI3)
3,000,000	h,v	Sierra Receivables Funding Co Series 2006-1A (Class A1)	5.840	05/20/18	Aaa	2,999,703
2,214,759		Wachovia Loan Trust Series 2005-SD1 (Class A)	5.683	05/25/35	NR	2,215,977
		TOTAL ASSET BACKED				46,937,046

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.30%
2,550,000		Home Depot, Inc	5.400	03/01/16	Aa3	2,444,552
2,000,000		Lowe's Cos, Inc	8.250	06/01/10	A2	2,175,258
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				4,619,810

BUSINESS SERVICES - 0.03%
410,000		Cendant Corp	7.375	01/15/13	Baa1	448,477
		TOTAL BUSINESS SERVICES				448,477

CHEMICALS AND ALLIED PRODUCTS - 0.55%
2,400,000		Abbott Laboratories	5.600	05/15/11	Aa3	2,385,818
280,000		EI Du Pont de Nemours & Co	3.375	11/15/07	Aa3	271,027
1,645,000		EI Du Pont de Nemours & Co	4.125	03/06/13	Aa3	1,482,340
1,100,000		Ecolab, Inc	6.875	02/01/11	A2	1,144,131
900,000		Genentech, Inc	5.250	07/15/35	A1	775,168
250,000		Lubrizol Corp	4.625	10/01/09	Baa3	238,839
1,500,000		Lubrizol Corp	5.500	10/01/14	Baa3	1,406,263
830,000		Merck & Co, Inc	5.250	07/01/06	Aaa	830,000
		TOTAL CHEMICALS AND ALLIED PRODUCTS				8,533,586

COMMUNICATIONS - 2.35%
1,000,000		America Movil S.A. de C.V.	6.375	03/01/35	A3	879,060
16,000		AT&T Corp	6.000	03/15/09	Baa2	16,046
2,000,000		AT&T, Inc	5.100	09/15/14	A2	1,855,306
1,400,000		AT&T, Inc	6.150	09/15/34	A2	1,285,324
280,000		BellSouth Corp	6.875	10/15/31	A2	277,608
1,500,000		Comcast Corp	5.850	11/15/15	NR	1,443,572
2,000,000		Comcast Corp	5.900	03/15/16	Baa2	1,920,104
1,750,000		Comcast Corp	5.650	06/15/35	NR	1,487,749
400,000		Comcast Corp	6.500	11/15/35	Baa2	377,733
500,000		COX Communications, Inc	4.625	06/01/13	Baa2	448,449
1,500,000		COX Communications, Inc	5.450	12/15/14	Baa3	1,390,582
1,930,000	g	COX Enterprises, Inc	4.375	05/01/08	Baa1	1,867,993
1,410,000		Deutsche Telekom International Finance BV	8.250	06/15/30	Aa2	1,628,544
500,000		France Telecom SA	7.750	03/01/11	Baa2	537,434
1,970,000		New Cingular Wireless Services, Inc	7.875	03/01/11	Baa2	2,123,250
550,000		New Cingular Wireless Services, Inc	8.750	03/01/31	Baa2	670,766
3,750,000		Sprint Capital Corp	8.375	03/15/12	Baa3	4,146,165
750,000		Telecom Italia Capital S.A.	4.875	10/01/10	Baa2	716,561
1,500,000		Telecom Italia Capital S.A.	6.375	11/15/33	Baa2	1,353,423
3,250,000		Verizon Global Funding Corp	7.375	09/01/12	A2	3,456,785
650,000		Verizon Global Funding Corp	5.850	09/15/35	A3	562,766
1,380,000		Verizon New England, Inc	6.500	09/15/11	Aa2	1,373,305
1,660,000		Verizon New Jersey, Inc	5.875	01/17/12	Aa3	1,624,442
750,000		Verizon Virginia, Inc	4.625	03/15/13	Aa3	673,023
830,000		Verizon Wireless Capital LLC	5.375	12/15/06	A2	829,085
2,650,000		Viacom, Inc	5.750	04/30/11	Baa3	2,603,840
1,000,000		Viacom, Inc	6.875	04/30/36	Baa3	976,168
		TOTAL COMMUNICATIONS				36,525,083

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Institutional Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
DEPOSITORY INSTITUTIONS - 3.32%
$ 750,000		Bank of America Corp	6.250	04/15/12	Aa2	$767,113
1,410,000		Bank of America Corp	4.875	01/15/13	Aa2	1,337,733
2,300,000		Bank of America Corp	5.375	06/15/14	Aa2	2,228,607
4,800,000		Bank of America NA	6.000	06/15/16	Aa2	4,814,891
2,000,000		Bank One Corp	2.625	06/30/08	Aa3	1,886,768
1,200,000		Bank One Corp	5.900	11/15/11	A1	1,203,801
2,000,000		Bank One Corp	5.250	01/30/13	A1	1,920,539
1,100,000		Bank One NA	5.500	03/26/07	Aa2	1,098,548
410,000		BB&T Corp	6.500	08/01/11	A2	422,840
750,000		Capital One Bank	5.125	02/15/14	Baa2	705,531
1,500,000		Citigroup, Inc	5.125	02/14/11	Aa1	1,464,784
3,800,000		Citigroup, Inc	5.125	05/05/14	Aa1	3,619,530
2,550,000		Citigroup, Inc	5.875	02/22/33	Aa2	2,371,665
410,000		Golden West Financial Corp	4.750	10/01/12	A1	386,875
410,000		Greenpoint Financial Corp	3.200	06/06/08	Baa1	390,402
550,000		JPMorgan Chase & Co	7.875	06/15/10	A2	590,028
250,000		JPMorgan Chase & Co	4.500	01/15/12	Aa3	234,461
830,000		M&I Marshall & Ilsley Bank	4.125	09/04/07	Aa3	815,446
2,500,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	2,390,309
650,000		MBNA America Bank NA	4.625	08/03/09	Baa1	631,139
1,100,000		Mellon Funding Corp	4.875	06/15/07	A1	1,091,716
550,000		Mellon Funding Corp	6.400	05/14/11	A2	565,214
550,000		National Westminster Bank plc	7.375	10/01/09	Aa2	577,569
550,000		PNC Funding Corp	5.750	08/01/06	A2	550,034
1,000,000		Popular North America, Inc	3.875	10/01/08	A3	956,163
1,250,000		Popular North America, Inc	5.650	04/15/09	A3	1,239,377
500,000	g	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	458,045
1,200,000		Regions Financial Corp	6.375	05/15/12	A2	1,227,338
550,000		Suntrust Bank	7.250	09/15/06	Aa3	551,514
1,500,000		Union Bank of California NA	5.950	05/11/16	A2	1,481,366
1,400,000		US Bank NA	5.700	12/15/08	Aa2	1,399,862
550,000		Wachovia Bank NA	4.850	07/30/07	Aa2	545,521
1,500,000		Wachovia Bank NA	4.800	11/01/14	Aa3	1,382,405
650,000		Wachovia Capital Trust III	5.800	12/30/49	A2	630,761
1,400,000		Wachovia Corp	5.250	08/01/14	A1	1,330,999
1,650,000		Washington Mutual Bank	4.500	08/25/08	A2	1,608,636
4,750,000		Wells Fargo & Co	4.200	01/15/10	Aa1	4,534,866
2,250,000		Wells Fargo & Co	4.875	01/12/11	Aa1	2,177,730
		TOTAL DEPOSITORY INSTITUTIONS				51,590,126

ELECTRIC, GAS, AND SANITARY SERVICES - 1.74%
1,150,000		Atmos Energy Corp	4.000	10/15/09	Baa3	1,093,345
500,000		Carolina Power & Light Co	5.700	04/01/35	NR	453,053
410,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Ba1	445,977
1,650,000		Consolidated Edison Co of New York	5.375	12/15/15	A1	1,582,270
1,389,000		Consolidated Natural Gas Co	6.250	11/01/11	A3	1,415,994
500,000		Consolidated Natural Gas Co	5.000	12/01/14	A3	461,134
750,000		Consumers Energy Co	4.400	08/15/09	Baa3	716,795
2,835,000		FirstEnergy Corp	6.450	11/15/11	Baa2	2,886,265
1,500,000		Florida Power & Light Co	4.850	02/01/13	Aa3	1,423,773
1,000,000		Florida Power Corp	4.500	06/01/10	A2	962,810
550,000		FPL Group Capital, Inc	7.625	09/15/06	A2	551,939
410,000		National Fuel Gas Co	5.250	03/01/13	A3	392,221
830,000		National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	836,827
3,000,000		Nisource Finance Corp	5.400	07/15/14	Baa3	2,839,156

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Institutional Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE
$ 2,000,000	Northern States Power Co	6.250	06/01/36	A2	$1,984,834
1,000,000	Northern States Power-Minnesota	5.250	07/15/35	A2	866,049
500,000	Ohio Power Co	5.300	11/01/10	A3	489,034
3,000,000	Pacific Gas & Electric Co	4.200	03/01/11	Baa1	2,804,974
410,000	Public Service Co of Colorado	5.500	04/01/14	Baa1	398,675
250,000	Southern California Edison Co	6.000	01/15/34	Baa2	239,742
1,150,000	Southern California Edison Co	5.350	07/15/35	A3	996,176
1,100,000	Texas Eastern Transmission Lp	5.250	07/15/07	Baa1	1,096,434
340,000	TXU Electric Delivery Co	7.250	01/15/33	Baa1	364,547
1,900,000	Virginia Electric and Power Co	4.750	03/01/13	A3	1,762,195
	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				27,064,219

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.36%
3,150,000	Cisco Systems, Inc	5.250	02/22/11	A1	3,090,310
1,250,000	Cisco Systems, Inc	5.500	02/22/16	A1	1,197,724
550,000	Cooper Industries, Inc	5.250	07/01/07	A3	546,195
750,000	International Business Machines Corp	6.220	08/01/27	A1	750,303
	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				5,584,532

FABRICATED METAL PRODUCTS - 0.18%
750,000	Fortune Brands, Inc	5.125	01/15/11	NR	718,253
2,000,000	Illinois Tool Works, Inc	5.750	03/01/09	Aa3	2,002,731
	TOTAL FABRICATED METAL PRODUCTS				2,720,984

FOOD AND KINDRED PRODUCTS - 0 46%
1,750,000	Anheuser-Busch Cos, Inc	4.700	04/15/12	A1	1,660,589
410,000	Bottling Group LLC	4.625	11/15/12	A3	384,646
900,000	Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	818,393
1,000,000	Cia Brasileira de Bebidas	8.750	09/15/13	Baa3	1,110,630
1,100,000	Coors Brewing Co	6.375	05/15/12	Baa2	1,117,980
550,000	Kellogg Co	6.600	04/01/11	Baa1	567,317
500,000	Kraft Foods, Inc	6.500	11/01/31	A3	497,730
1,000,000	WM Wrigley Jr Co	4.650	07/15/15	NR	916,102
	TOTAL FOOD AND KINDRED PRODUCTS				7,073,387

FOOD STORES - 0.17%
1,100,000	Kroger Co	6.800	04/01/11	Baa3	1,125,356
1,000,000	Safeway, Inc	4.125	11/01/08	Baa2	960,496
550,000	Safeway, Inc	7.250	02/01/31	Baa2	558,454
	TOTAL FOOD STORES				2,644,306

FURNITURE AND FIXTURES - 0.05%
830,000	Masco Corp	4.625	08/15/07	Baa1	817,425
	TOTAL FURNITURE AND FIXTURES				817,425

GENERAL BUILDING CONTRACTORS - 0.22%
2,000,000	Centex Corp	5.250	06/15/15	Baa2	1,786,068
1,750,000	Lennar Corp	6.500	04/15/16	Baa2	1,692,086
	TOTAL GENERAL BUILDING CONTRACTORS				3,478,154

GENERAL MERCHANDISE STORES - 0.43%
1,000,000	May Department Stores Co	3.950	07/15/07	Baa2	981,851
1,500,000	Target Corp	4.000	06/15/13	A2	1,355,340
1,380,000	Wal-Mart Stores, Inc	6.875	08/10/09	Aa2	1,427,450
2,000,000	Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	1,898,588

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Institutional Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,150,000		Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	$1,081,751
		TOTAL GENERAL MERCHANDISE STORES				6,744,980

HEALTH SERVICES - 0.06%
1,000,000		Laboratory Corp of America Holdings	5.625	12/15/15	Baa3	955,956
		TOTAL HEALTH SERVICES				955,956

HOLDING AND OTHER INVESTMENT OFFICES - 0.40%
1,000,000		Archstone-Smith Trust	5.750	03/15/16	NR	968,263
750,000		Colonial Properties Trust	6.250	06/15/14	Baa3	742,196
1,000,000		Health Care REIT, Inc	6.200	06/01/16	Baa3	957,960
2,000,000		iStar Financial, Inc	5.150	03/01/12	Baa3	1,896,185
750,000		iStar Financial, Inc	5.700	03/01/14	Ba1	723,078
1,000,000		Simon Property Group Lp	5.750	05/01/12	Baa1	990,697
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				6,278,379

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.18%
1,385,000		Dover Corp	6.500	02/15/11	A2	1,425,466
1,500,000		Dover Corp	4.875	10/15/15	A2	1,390,267
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				2,815,733

INSTRUMENTS AND RELATED PRODUCTS - 0.12%
410,000		Johnson & Johnson	3.800	05/15/13	Aaa	370,353
900,000		Medtronic, Inc	4.750	09/15/15	A1	824,909
750,000		Thermo Electron Corp	5.000	06/01/15	NR	683,811
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				1,879,073

INSURANCE CARRIERS - 0.85%
2,000,000		Aetna, Inc	6.625	06/15/36	A3	1,991,853
500,000		Allstate Corp	5.000	08/15/14	A1	470,075
2,000,000		American International Group, Inc	5.050	10/01/15	NR	1,863,949
1,000,000		ING Groep NV	5.775	12/30/49	A2	936,787
1,000,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa3	873,187
500,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	480,067
1,150,000		Metlife, Inc	5.000	06/15/15	A2	1,064,531
750,000		Metlife, Inc	5.700	06/15/35	A2	669,833
1,500,000	g	Pricoa Global Funding I	3.900	12/15/08	Aa3	1,438,053
1,000,000		UnitedHealth Group, Inc	5.250	03/15/11	A2	975,164
1,650,000		WellPoint, Inc	5.000	01/15/11	Baa1	1,592,286
975,000		WellPoint, Inc	5.850	01/15/36	Baa1	876,275
		TOTAL INSURANCE CARRIERS				13,232,060

METAL MINING - 0.13%
500,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	460,628
900,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	822,487
750,000		Vale Overseas Ltd	6.250	01/11/16	Baa3	719,490
		TOTAL METAL MINING				2,002,605

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.16%
1,150,000	g	Controladora Mabe SA CV	6.500	12/15/15	NR	1,103,880
830,000		Harsco Corp	5.125	09/15/13	A3	794,812
500,000	d	Tyco International Group SA	5.800	08/01/06	Baa3	500,055
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				2,398,747

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Institutional Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
MISCELLANEOUS RETAIL - 0.06%
$ 1,000,000		CVS Corp	4.875	09/15/14	Baa2	$913,979
		TOTAL MISCELLANEOUS RETAIL				913,979

MOTION PICTURES - 0.34%
1,950,000		Historic TW, Inc	6.625	05/15/29	Baa1	1,880,746
500,000		News America, Inc	7.625	11/30/28	Baa3	529,348
1,000,000		News America, Inc	6.200	12/15/34	Baa3	910,241
1,350,000		Time Warner, Inc	6.875	05/01/12	Baa1	1,393,990
550,000		Walt Disney Co	5.500	12/29/06	A3	550,040
		TOTAL MOTION PICTURES				5,264,365

NONDEPOSITORY INSTITUTIONS - 2.91%
2,000,000		American Honda Finance Corp	5.125	12/15/10	A1	1,950,788
1,250,000	g	BOI Capital Funding No. 2 LP	5.571	12/30/49	A2	1,154,074
1,500,000		Capital One Financial Corp	5.500	06/01/15	Baa3	1,420,126
1,300,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	1,227,322
2,500,000		CIT Group Funding Co of Canada	4.650	07/01/10	A2	2,394,438
500,000		CIT Group, Inc	5.125	09/30/14	A2	467,540
500,000		Countrywide Home Loans, Inc	4.000	03/22/11	A3	458,790
12,250,000		General Electric Capital Corp	6.000	06/15/12	Aaa	12,384,728
500,000		HSBC Capital Funding Lp	4.610	12/30/49	A2	449,223
2,250,000		HSBC Finance Corp	5.250	01/14/11	Aa3	2,197,816
1,000,000		HSBC Finance Corp	5.700	06/01/11	Aa3	993,243
2,500,000		HSBC Finance Corp	5.250	04/15/15	A1	2,352,229
5,550,000		HSBC Finance Corp	5.500	01/19/16	A1	5,292,747
2,250,000		International Lease Finance Corp	5.450	03/24/11	A1	2,205,000
1,500,000		John Deere Capital Corp	7.000	03/15/12	A3	1,578,151
410,000		MBNA America Bank NA	5.375	01/15/08	Baa1	408,272
1,597,000		MBNA Corp	6.125	03/01/13	Aa2	1,618,306
3,000,000		MBNA Corp	5.000	06/15/15	Aa2	2,800,609
650,000		Residential Capital Corp	6.125	11/21/08	Baa3	641,356
2,100,000		Residential Capital Corp	6.500	04/17/13	Baa3	2,056,049
500,000		SLM Corp	4.000	01/15/10	A2	472,348
690,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	651,770
		TOTAL NONDEPOSITORY INSTITUTIONS				45,174,925

OIL AND GAS EXTRACTION - 0.85%
1,650,000		Baker Hughes, Inc	6.875	01/15/29	A2	1,768,311
900,000		BJ Services Co	5.750	06/01/11	Baa1	891,313
1,380,000		Burlington Resources Finance Co	6.400	08/15/11	A2	1,421,036
1,650,000		Burlington Resources Finance Co	7.200	08/15/31	A2	1,832,352
830,000		Devon Energy Corp	2.750	08/01/06	Baa2	828,172
750,000	g	Empresa Nacional de Petroleo ENAP	6.750	11/15/12	Baa1	774,107
410,000		Equitable Resources, Inc	5.150	11/15/12	A2	395,143
500,000		Nexen, Inc	5.050	11/20/13	Baa2	470,297
1,100,000		Ocean Energy, Inc	4.375	10/01/07	Baa3	1,078,523
500,000		PC Financial Partnership	5.000	11/15/14	Baa2	460,053
1,000,000		Pemex Project Funding Master Trust	5.750	12/15/15	Baa1	928,430
1,150,000		Petro-Canada	5.950	05/15/35	NR	1,054,566
1,400,000		XTO Energy, Inc	6.100	04/01/36	Baa3	1,271,137
		TOTAL OIL AND GAS EXTRACTION				13,173,440

OTHER MORTGAGE BACKED SECURITIES - 5.74%

3,310,000		Banc of America Commercial Mortgage, Inc Series 2002-2
		(Class A3)	5.118	07/11/43	NR	3,208,088

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Institutional Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,000,000		Banc of America Commercial Mortgage, Inc Series 2005-1
		(Class B)	4.999	11/10/42	NR	$1,904,024
650,000		Banc of America Commercial Mortgage, Inc Series 2005-6 (Class
		AJ)	5.354	09/10/47	Aaa	616,869
1,000,000		Banc of America Commercial Mortgage, Inc Series 2006-2 (Class
		A4)	5.741	05/10/45		994,167
3,934,958		Banc of America Mortgage Securities Series 2006-1 (Class A8)			NR
804,152		Bank of America Alternative Loan Trust Series 2004-8 (Class	6.000	05/01/36	Aaa	3,922,396
		3A1)	5.500	09/25/19	Aaa	787,972
6,000,000	d	Bear Stearns Commercial Mortgage Securities Series 2004-PWR5
		(Class A5)	4.978	07/11/42	Aaa	5,654,010
2,000,000		Bear Stearns Commercial Mortgage Securities Series 2005-PW10
		(Class AJ)	5.614	12/11/40	Aaa	1,938,570
2,075,000		Bear Stearns Commercial Mortgage Securities Series 2006-PW11
		(Class A4)	5.625	03/11/39	NR	2,023,270
1,500,000		Bear Stearns Commercial Mortgage Securities Series 2006-PW12
		(Class A4)	5.712	09/11/38	Aaa	1,488,911
1,000,000		Bear Stearns Commercial Mortgage Securities Series 2006-T22
		(Class A4)	5.634	04/12/38	Aaa	977,881
1,865,188		Countrywide Alternative Loan Trust Series 2004-31T1 (Class A2)	5.673	09/25/34	NR	1,868,324
1,500,000		Countrywide Alternative Loan Trust Series 2005-J8 (Class 1A5)	5.500	07/25/35	Aaa	1,406,879
2,956,391		Countrywide Alternative Loan Trust Series 2006-12CB (Class
		A10)	5.673	05/25/36	Aaa	2,930,289
2,822,620		Countrywide Home Loan Mortgage Pass Through Trust Series
		2005-17 (Class 1A10)	5.250	09/25/35	NR	2,765,339
2,200,000		Credit Suisse Mortgage Capital Certificates Series 2006-C1 (Class
		A4)	5.609	02/15/39	Aaa	2,146,630
1,400,000		Credit Suisse Mortgage Capital Certificates Series 2006-C2 (Class
		A3)	5.848	03/15/39	Aaa	1,382,689
3,000,000		Credit Suisse/Morgan Stanley Commerical Mortgage Certificate
		Series HC1A (Class A1)	5.389	05/15/23	Aaa	3,000,894
932,677		CS First Boston Mortgage Securities Corp Series 2004-8
		(Class 7A1)	6.000	12/25/34	NR	922,491
1,660,000		GE Capital Commercial Mortgage Corp Series 2003-C2 (Class
		A4)	5.145	07/10/37	Aaa	1,595,104
2,000,000		Greenwich Capital Commercial Funding Corp Series 2004-GG1
		(Class A7)	5.317	06/10/36	Aaa	1,931,364
2,210,000		JP Morgan Chase Commercial Mortgage Securities Corp Series
		2003-CB6 (Class A2)	5.255	07/12/37	Aaa	2,133,724
10,000,000	d	LB-UBS Commercial Mortgage Trust Series 2004-C7 (Class A6)	4.786	10/15/29	Aaa	9,285,940
1,300,000		LB-UBS Commercial Mortgage Trust Series 2005-C3 (Class A2)	4.553	07/15/30	Aaa	1,250,161
2,000,000		LB-UBS Commercial Mortgage Trust Series 2005-C5 (Class AJ)	5.057	09/15/40	Aaa	1,874,470
1,000,000		LB-UBS Commercial Mortgage Trust Series 2006-C4 (Class A4)	5.900	06/15/38	Aaa	1,006,085
3,078,841		MASTR Alternative Loans Trust Series 2004-8 (Class 5A1)	6.000	09/25/34	NR	3,008,607
1,300,000		Merrill Lynch Mortgage Trust Series 2005-LC1 (Class A4)	5.291	01/12/44	Aaa	1,244,260
700,000		Merrill Lynch Mortgage Trust Series 2006-C1 (Class A4)	5.844	05/12/39	NR	692,791
1,400,000		Merrill Lynch/Countrywide Commercial Mortgage Trust Series
		2006-1 (Class A4)	5.620	02/12/39	NR	1,363,044
5,000,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	NR	4,856,795

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Institutional Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE
$ 2,000,000	Morgan Stanley Capital I Series 2006-HQ8 (Class AJ)	5.641	03/12/44	Aaa	$1,940,694
675,000	Morgan Stanley Capital I Series 2006-T21 (Class AJ)	5.273	10/12/52	Aaa	641,884
2,000,000	Wachovia Bank Commercial Mortgage Trust Series 2005-C20
	(Class A7)	5.118	07/15/42	Aaa	1,892,392
800,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C24
	(Class A3)	5.558	03/15/45	A	779,419
10,123,108	Washington Mutual, Inc Series 2003-S10 (Class A1)	4.500	10/25/18	NR	9,598,073
4,022,348	Wells Fargo Mortgage Backed Securities Trust Series 2005-1
	(Class 2A1)	5.000	01/25/20	Aaa	3,914,191
217,233	Wells Fargo Mortgage Backed Securities Trust Series 2005-5
	(Class 1A1)	5.000	05/25/20	Aaa	206,711
	TOTAL OTHER MORTGAGE BACKED SECURITIES				89,155,402

PAPER AND ALLIED PRODUCTS - 0.17%
1,000,000	Bemis Co	4.875	04/01/12	Baa1	930,298
1,660,000	Kimberly-Clark Corp	7.100	08/01/07	Aa2	1,683,744
	TOTAL PAPER AND ALLIED PRODUCTS				2,614,042

PETROLEUM AND COAL PRODUCTS - 0.10%
1,000,000	Conoco Funding Co	6.350	10/15/11	Baa1	1,024,237
550,000	ConocoPhillips	5.900	10/15/32	A1	527,575
	TOTAL PETROLEUM AND COAL PRODUCTS				1,551,812

PIPELINES, EXCEPT NATURAL GAS - 0.47%
1,000,000	Enbridge Energy Partners Lp	4.000	01/15/09	Baa2	954,213
400,000	Enterprise Products Operating Lp	4.000	10/15/07	Baa3	391,477
500,000	Enterprise Products Operating Lp	4.950	06/01/10	Baa3	480,061
750,000	Enterprise Products Operating Lp	5.600	10/15/14	Baa3	710,013
2,250,000	Kinder Morgan Finance Co ULC	5.700	01/05/16	Baa2	1,945,159
1,000,000	Plains All American Pipeline Lp	4.750	08/15/09	Ba1	966,336
550,000	Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	538,697
900,000	TransCanada Corp	5.850	03/15/36	A2	842,841
550,000	TransCanada Pipelines Ltd	4.000	06/15/13	A2	492,568
	TOTAL PIPELINES, EXCEPT NATURAL GAS				7,321,365

PRIMARY METAL INDUSTRIES - 0.13%
1,150,000	Alcan, Inc	5.000	06/01/15	NR	1,061,061
500,000	Alcan, Inc	5.750	06/01/35	Baa1	447,426
500,000	Alcoa, Inc	6.500	06/01/11	A1	514,138
	TOTAL PRIMARY METAL INDUSTRIES				2,022,625

RAILROAD TRANSPORTATION - 0.24%
1,000,000	Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa2	1,040,137
550,000	Canadian National Railway Co	4.400	03/15/13	Baa1	506,575
1,050,000	Canadian National Railway Co	6.200	06/01/36	A3	1,049,080
263,000	Norfolk Southern Corp	5.590	05/17/25	Baa1	243,459
287,000	Norfolk Southern Corp	7.250	02/15/31	Baa1	318,691
500,000	Union Pacific Corp	6.500	04/15/12	Baa3	514,761
	TOTAL RAILROAD TRANSPORTATION				3,672,703

SECURITY AND COMMODITY BROKERS - 1.82%
1,500,000	Bear Stearns Cos, Inc	5.700	11/15/14	A2	1,464,020
2,150,000	Credit Suisse First Boston USA, Inc	5.250	03/02/11	Aa3	2,098,732
650,000	Goldman Sachs Group Lp	4.500	06/15/10	Aa3	620,964
2,000,000	Goldman Sachs Group, Inc	6.600	01/15/12	Aa3	2,059,689
1,000,000	Goldman Sachs Group, Inc	4.750	07/15/13	Aa3	928,601

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Institutional Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 650,000		Goldman Sachs Group, Inc	5.500	11/15/14	Aa3	$624,328
1,750,000		Goldman Sachs Group, Inc	6.450	05/01/36	A1	1,672,746
1,900,000		Lehman Brothers Holdings, Inc	6.625	01/18/12	A1	1,963,501
1,900,000		Lehman Brothers Holdings, Inc	5.500	04/04/16	A1	1,817,083
900,000		Merrill Lynch & Co, Inc	4.790	08/04/10	Aa3	868,571
1,000,000		Merrill Lynch & Co, Inc	5.000	02/03/14	Aa3	940,369
2,300,000		Merrill Lynch & Co, Inc	6.050	05/16/16	A1	2,284,911
3,500,000		Morgan Stanley	3.625	04/01/08	A	3,382,514
3,250,000		Morgan Stanley	4.750	04/01/14	A1	2,974,704
4,458,928	g	Morgan Stanley Tracers	6.789	06/15/12	Baa1	4,578,026
		TOTAL SECURITY AND COMMODITY BROKERS				28,278,759

STONE, CLAY, AND GLASS PRODUCTS - 0.02%
280,000		CRH America, Inc	6.400	10/15/33	Baa1	269,639
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				269,639

TRANSPORTATION EQUIPMENT - 0.89%
3,000,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	3,054,120
1,500,000		Boeing Capital Corp	5.800	01/15/13	A3	1,500,890
1,000,000		DaimlerChrysler NA Holding Corp	5.875	03/15/11	NR	983,658
410,000		DaimlerChrysler NA Holding Corp	6.500	11/15/13	A3	409,523
500,000		General Dynamics Corp	3.000	05/15/08	A2	476,555
550,000		Lockheed Martin Corp	8.500	12/01/29	Baa2	691,824
410,000		Northrop Grumman Corp	7.750	02/15/31	Baa3	480,041
3,550,000		United Technologies Corp	4.875	11/01/06	A2	3,541,349
1,100,000		United Technologies Corp	6.350	03/01/11	A2	1,125,726
1,500,000		United Technologies Corp	6.050	06/01/36	A2	1,468,233
		TOTAL TRANSPORTATION EQUIPMENT				13,731,919

WHOLESALE TRADE-NONDURABLE GOODS - 0.34%
280,000		Colgate-Palmolive Co	6.450	06/16/28	Aa3	297,026
2,900,000		Procter & Gamble Co	4.950	08/15/14	Aa3	2,754,827
2,500,000		Sysco Corp	5.375	09/21/35	A1	2,224,185
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				5,276,038

		TOTAL CORPORATE BONDS				453,009,476
		(Cost $467,882,601)

GOVERNMENT BONDS - 68.87%

AGENCY SECURITIES - 21.80%
3,946,684		Cal Dive International, Inc	4.930	02/01/27	NR	3,638,330
2,500,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	2,401,702
2,500,000		FFCB	4.125	04/15/09	NR	2,417,177
4,000,000		FFCB	5.375	07/18/11	Aaa	3,988,476
2,500,000		FFCB	4.875	12/16/15	NR	2,383,561
12,105,000		Federal Home Loan Mortgage Corp (FHLMC)	3.750	04/15/07	Aaa	11,939,440
23,530,000		FHLMC	4.625	06/01/07	Aaa	23,338,108
1,900,000		FHLMC	4.000	08/17/07	Aaa	1,868,487
13,000,000		FHLMC	4.375	11/16/07	Aaa	12,810,831
15,000,000		FHLMC	4.830	11/28/07	Aaa	14,994,300
18,000,000		FHLMC	4.625	02/21/08	Aaa	17,764,121
2,665,000		FHLMC	3.500	03/24/08	Aaa	2,576,835
7,000,000		FHLMC	5.125	04/18/08	NR	6,961,217
6,000,000		FHLMC	3.500	04/28/08	Aaa	5,796,558
6,500,000		FHLMC	3.600	05/22/08	Aaa	6,280,383

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Institutional Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 4,000,000		FHLMC	4.625	09/15/08	Aaa	$3,928,132
1,500,000		FHLMC	3.750	02/27/09	Aaa	1,431,857
5,000,000		FHLMC	5.250	05/21/09	NR	4,974,945
17,100,000		FHLMC	7.000	03/15/10	Aaa	17,959,010
4,146,000		FHLMC	4.125	07/12/10	NR	3,945,861
3,200,000		FHLMC	4.750	01/18/11	Aaa	3,107,766
20,248,000		FHLMC	5.875	03/21/11	Aa2	20,440,822
3,000,000		FHLMC	5.125	04/18/11	NR	2,954,493
10,000,000		FHLMC	5.250	07/18/11	NR	9,897,983
3,870,000		FHLMC	6.375	08/01/11	Aa2	3,873,096
25,000,000		FHLMC	6.250	03/05/12	Aaa	25,034,608
1,000,000		FHLMC	4.375	07/17/15	NR	920,794
2,750,000		FHLMC	8.250	06/01/16	NR	3,264,608
4,000,000		FHLMC	5.750	06/27/16	Aa2	3,989,908
6,500,000		Federal National Mortgage Association (FNMA)	4.750	01/02/07	Aa2	6,471,998
2,750,000		FNMA	3.375	05/15/07	Aaa	2,700,046
4,000,000		FNMA	3.750	08/15/07	Aaa	3,924,048
3,375,000		FNMA	4.450	04/11/08	Aaa	3,315,503
9,000,000		FNMA	4.125	06/16/08	NR	8,767,361
10,000,000		FNMA	3.660	02/25/09	Aaa	9,540,611
2,000,000		FNMA	5.210	03/16/09	Aaa	1,980,284
42,250,000		FNMA	7.125	06/15/10	Aaa	44,674,330
2,000,000		FNMA	6.625	11/15/10	Aaa	2,087,910
4,000,000		FNMA	5.800	06/07/11	Aaa	3,983,499
5,000,000		FNMA	4.125	01/30/12	Aaa	4,665,020
10,000,000		FNMA	5.250	08/01/12	Aa2	9,773,683
5,000,000		FNMA	6.470	09/25/12	Aaa	5,238,250
1,000,000	d	FNMA	6.210	08/06/38	Aaa	1,085,257
4,000,000		Private Export Funding Corp	4.950	11/15/15	Aaa	3,803,225
1,687,500		Totem Ocean Trailer Express, Inc	4.514	12/18/19	NR	1,582,217
		TOTAL AGENCY SECURITIES				338,476,651

FOREIGN GOVERNMENT BONDS - 3.62%
500,000		African Development Bank	3.250	08/01/08	Aaa	478,614
1,500,000		Asian Development Bank/Pasig	4.125	09/15/10	Aaa	1,428,801
280,000		Canada Government International Bond	6.750	08/28/06	Aaa	280,594
2,500,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	2,443,628
410,000		Chile Government International Bond	5.500	01/15/13	Baa1	402,985
1,650,000		China Development Bank	5.000	10/15/15	A2	1,540,638
900,000		Development Bank of Japan	4.250	06/09/15	Aaa	814,938
6,000,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	5,569,559
3,250,000		Eksportfinans A/S	5.500	05/25/16	Aaa	3,218,455
500,000		European Investment Bank	5.250	06/15/11	Aaa	496,981
900,000		European Investment Bank	4.875	02/15/36	Aaa	798,471
2,500,000		Federal Republic of Germany	3.875	06/01/10	Aaa	2,381,703
3,000,000		International Finance Corp	5.125	05/02/11	Aaa	2,965,073
2,000,000		Italy Government International Bond	4.500	01/21/15	Aa2	1,848,353
410,000		Korea Development Bank	5.750	09/10/13	A3	404,801
1,000,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	994,919
2,600,000		Kreditanstalt fuer Wiederaufbau	5.125	03/14/16	Aaa	2,523,725
1,200,000		Landwirtschaftliche Rentenbank	5.250	07/15/11	Aaa	1,187,382
242,000		Mexico Government International Bond	6.375	01/16/13	Baa1	244,013
966,000		Mexico Government International Bond	5.875	01/15/14	Baa1	939,213
3,150,000		Mexico Government International Bond	5.625	01/15/17	Baa1	2,949,408
550,000		Mexico Government International Bond	8.300	08/15/31	Baa1	633,875
1,500,000		Mexico Government International Bond	6.750	09/27/34	Baa1	1,458,750

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Institutional Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,000,000		Oesterreichische Kontrollbank AG.	4.875	02/16/16	Aaa	$1,904,776
5,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa2	4,836,045
2,500,000		Province of Ontario	2.650	12/15/06	Aa2	2,468,908
550,000		Province of Ontario	5.500	10/01/08	Aa2	550,404
1,500,000		Province of Ontario	4.750	01/19/16	Aa2	1,407,856
5,300,000		Province of Quebec Canada	5.000	03/01/16	A1	5,019,814
1,380,000		Province of Quebec Canada	7.500	09/15/29	Aa3	1,663,743
2,000,000		Province of Saskatchewan Canada	8.000	02/01/13	A3	2,267,196
		TOTAL FOREIGN GOVERNMENT BONDS				56,123,621

MORTGAGE BACKED SECURITIES - 31.25%
5,000,000	v	Fannie Mae Benchmark REMIC	6.000	06/25/16		4,984,766
3,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.000	06/15/29		2,904,468
913,651		FHLMC	6.000	04/15/30		912,834
1,725,838		FHLMC	6.000	12/15/30		1,728,445
6,000,000		FHLMC	5.000	06/15/31		5,716,062
978,301		FHLMC	5.500	09/15/32		920,914
1,500,000		FHLMC	5.500	05/15/33		1,437,302
2,857,594		FHLMC	4.500	09/15/35		2,689,045
86,222		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16		89,797
7,766		FGLMC	7.500	05/01/16		8,088
11,392		FGLMC	7.500	06/01/16		11,879
4,723,569		FGLMC	4.500	09/01/18		4,467,760
4,759,832		FGLMC	4.500	01/01/19		4,499,374
8,449,589		FGLMC	4.500	05/01/19		7,987,228
6,154,937		FGLMC	5.000	05/01/20		5,925,881
108,963		FGLMC	7.000	10/01/20		111,991
13,127		FGLMC	6.500	10/01/28		13,270
159,794	d	FGLMC	6.500	01/01/29		161,524
26,096		FGLMC	6.500	03/01/29		26,379
65,122		FGLMC	6.500	07/01/29		65,835
34,803		FGLMC	8.000	01/01/31		36,712
179,850	d	FGLMC	6.500	09/01/31		181,603
201,377		FGLMC	8.000	09/01/31		212,327
26,843		FGLMC	7.000	10/01/31		27,514
1,582,153		FGLMC	7.000	12/01/31		1,621,356
6,104,621		FGLMC	6.000	03/01/33		6,033,076
1,883,990		FGLMC	6.000	03/01/33		1,861,910
1,087,122		FGLMC	6.000	03/01/33		1,073,628
6,643,923		FGLMC	5.000	09/01/33		6,234,672
3,081,696		FGLMC	5.500	09/01/33		2,972,999
3,512,736		FGLMC	5.500	09/01/33		3,388,836
2,599,688		FGLMC	5.500	09/01/33		2,507,992
3,923,438		FGLMC	5.500	10/01/33		3,785,051
12,596,272		FGLMC	5.500	12/01/33		12,149,747
10,546,924		FGLMC	5.000	01/01/34		9,897,255
1,818,573		FGLMC	5.500	12/01/34		1,751,334
8,244,144		FGLMC	4.500	04/01/35		7,497,934
3,999,119		FGLMC	6.000	05/01/35		3,939,921
3,273,036		FGLMC	6.000	07/01/35		3,224,586
2,475,204		FGLMC	6.000	08/01/35		2,438,564
1,839,801		FGLMC	5.000	10/01/35		1,719,529
5,241,466		FGLMC	5.000	11/01/35		4,898,816
2,441,636		FGLMC	7.000	01/01/36		2,498,847
1,935,377		FGLMC	6.000	01/01/36		1,905,803
1,507,080		FGLMC	6.500	05/01/36		1,516,076

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Institutional Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 140,262		Federal National Mortgage Association (FNMA)	5.000	06/01/13	$136,403
2,877,395		FNMA	4.440	07/01/13	2,684,106
72,154		FNMA	6.000	09/01/13	72,411
3,653,860		FNMA	4.735	10/01/13	3,464,017
56,563		FNMA	6.500	12/01/13	57,341
3,331,204		FNMA	4.777	02/01/14	3,165,031
37,301		FNMA	6.000	06/01/14	37,420
7,048		FNMA	6.500	07/01/14	7,146
6,846,827		FNMA	4.640	11/01/14	6,401,517
13,364,782		FNMA	4.810	03/01/16	12,903,703
121,799		FNMA	6.500	10/01/16	123,556
948,597	d	FNMA	6.500	11/01/16	962,275
677,351	d	FNMA	6.500	04/01/17	687,173
721,798		FNMA	5.500	04/01/18	709,562
209,335		FNMA	5.500	05/01/18	205,786
2,954,100		FNMA	4.500	10/01/18	2,798,688
6,564,920	d	FNMA	5.000	11/01/18	6,336,829
441,381		FNMA	6.000	01/01/19	440,072
709,911		FNMA	4.500	05/01/19	671,870
21,000,000	h	FNMA	5.000	07/25/21	20,219,052
1,429,665		FNMA	5.000	11/01/23	1,359,366
1,248,210		FNMA	5.500	02/01/24	1,215,246
723,205		FNMA	5.500	07/01/24	702,987
6,451		FNMA	8.000	07/01/24	6,813
9,077,310		FNMA	5.000	03/01/25	8,597,247
19,524,973		FNMA	5.000	10/01/25	18,492,376
3,819		FNMA	7.500	01/01/29	3,964
13,893		FNMA	6.500	04/01/29	14,035
17,965		FNMA	7.500	07/01/29	18,626
3,848		FNMA	7.500	07/01/29	3,990
5,340		FNMA	7.500	02/01/31	5,533
27,991		FNMA	7.500	03/01/31	29,000
11,335		FNMA	7.500	05/01/31	11,744
24,811		FNMA	6.500	09/01/31	25,038
23,918		FNMA	6.500	10/01/31	24,136
156,905		FNMA	6.500	11/01/31	158,336
282,449		FNMA	6.000	01/01/32	279,213
796,547		FNMA	5.000	02/01/33	748,198
4,518,004		FNMA	5.000	02/01/33	4,244,277
4,000,000		FNMA	4.500	03/25/33	3,786,224
1,153,285		FNMA	5.500	07/01/33	1,112,575
2,259,426		FNMA	4.500	08/01/33	2,058,789
1,833,090		FNMA	5.000	08/01/33	1,721,824
1,500,000		FNMA	5.500	08/25/33	1,451,853
2,055,049		FNMA	5.500	09/01/33	1,982,506
1,539,151		FNMA	5.500	09/01/33	1,484,819
3,953,160		FNMA	4.500	10/01/33	3,602,120
2,172,595		FNMA	5.000	10/01/33	2,040,721
2,127,382		FNMA	5.000	10/01/33	1,998,252
5,184,291		FNMA	5.500	10/01/33	5,001,286
7,853,855	d	FNMA	5.500	10/01/33	7,576,615
8,653,699		FNMA	5.000	11/01/33	8,128,428
5,866,829	d	FNMA	5.500	12/01/33	5,659,730
9,321,519		FNMA	6.000	02/01/34	9,203,248
784,915		FNMA	5.000	03/01/34	737,272
1,062,214		FNMA	5.000	03/01/34	997,739

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Institutional Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 2,128,615		FNMA	5.000	03/01/34	$1,999,411
699,233		FNMA	5.000	03/01/34	656,791
5,408,647		FNMA	4.350	03/25/34	5,135,251
5,989,771		FNMA	5.000	04/01/34	5,616,950
3,191,726		FNMA	5.500	09/01/34	3,073,799
13,865,653		FNMA	5.500	09/01/34	13,353,345
600,000		FNMA	5.500	10/25/34	570,988
1,806,129		FNMA	6.000	11/01/34	1,781,252
1,809,922		FNMA	5.500	01/01/35	1,743,049
17,202,107		FNMA	5.000	02/25/35	16,656,164
6,437,091		FNMA	5.500	04/01/35	6,187,152
4,459,279		FNMA	6.000	05/01/35	4,392,502
2,110,649		FNMA	5.500	05/01/35	2,028,697
358,835		FNMA	7.500	06/01/35	371,046
5,229,235		FNMA	5.500	10/01/35	5,026,195
4,624,132		FNMA	5.000	10/01/35	4,325,298
1,570,124		FNMA	5.000	11/01/35	1,460,608
1,014,051		FNMA	5.500	12/01/35	974,678
5,755,669		FNMA	6.000	12/01/35	5,669,478
1,212,081		FNMA	5.000	02/01/36	1,127,539
1,372,279		FNMA	5.000	02/01/36	1,276,562
6,378,008		FNMA	6.500	02/01/36	6,412,406
10,179,889		FNMA	6.000	03/01/36	10,021,145
5,993,660		FNMA	5.500	04/01/36	5,727,317
3,567,490		FNMA	6.500	04/01/36	3,586,555
5,487,352		FNMA	6.500	04/01/36	5,516,676
8,909,213		FNMA	5.000	05/01/36	8,287,796
1,000,000	h	FNMA	6.000	06/01/36	984,406
10,250,000	h	FNMA	6.000	06/01/36	10,090,162
9,000,000	h	FNMA	6.000	07/25/36	8,856,558
3,000,000	h	FNMA	6.500	07/25/36	3,015,000
777		Government National Mortgage Association (GNMA)	7.000	01/15/28	802
5,154		GNMA	7.000	02/15/28	5,317
16,975		GNMA	6.500	05/15/28	17,238
2,242		GNMA	7.000	06/15/28	2,314
4,791		GNMA	7.000	06/15/28	4,944
106,962		GNMA	6.500	09/15/28	108,616
21,181		GNMA	6.500	09/15/28	21,508
11,666		GNMA	7.500	11/15/28	12,207
49,955		GNMA	6.500	11/15/28	50,728
23,210		GNMA	7.500	07/15/29	24,275
5,788		GNMA	8.500	07/15/30	6,216
3,154		GNMA	8.500	07/15/30	3,388
51,232		GNMA	8.500	10/15/30	55,017
63,788		GNMA	8.500	10/20/30	68,245
8,283		GNMA	8.500	12/15/30	8,895
13,758		GNMA	7.000	06/20/31	14,101
44,503		GNMA	7.000	07/15/31	45,916
55,595		GNMA	7.000	07/15/31	57,360
30,631		GNMA	6.500	07/15/31	31,056
94,310		GNMA	7.500	02/15/32	98,565
5,151		GNMA	6.500	03/15/33	5,219
4,493,971		GNMA	5.500	09/15/33	4,361,390
1,939,799		GNMA	5.500	02/20/35	1,873,216
13,343,182		GNMA	5.000	03/20/35	12,553,145
13,423,387		GNMA	5.500	05/20/35	12,962,630

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Institutional Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 5,191,179		GNMA	5.500	02/20/36	$5,011,513
13,000,000	h	GNMA	5.000	07/15/36	12,301,250
5,000,000	h	GNMA	6.000	07/20/36	4,957,810
		TOTAL MORTGAGE BACKED SECURITIES			485,194,671

U.S. TREASURY SECURITIES - 12.20%
79,016,000		United States Treasury Bond	8.000	11/15/21	101,074,107
11,975,000		United States Treasury Bond	5.375	02/15/31	12,186,478
4,450,087	k	United States Treasury Inflation Indexed Bonds	3.375	01/15/07	4,461,568
3,684,930	k	United States Treasury Inflation Indexed Bonds	3.875	01/15/09	3,816,777
2,126,666	k	United States Treasury Inflation Indexed Bonds	0.875	04/15/10	2,005,893
450,000		United States Treasury Note	2.500	09/30/06	447,084
11,925,000		United States Treasury Note	2.625	11/15/06	11,809,924
1,140,000		United States Treasury Note	3.000	12/31/06	1,127,221
1,650,000		United States Treasury Note	2.250	02/15/07	1,619,392
700,000		United States Treasury Note	4.250	10/31/07	691,278
16,000,000		United States Treasury Note	4.375	01/31/08	15,800,000
5,000,000		United States Treasury Note	4.875	04/30/08	4,972,850
9,000,000		United States Treasury Note	4.875	05/31/08	8,949,690
4,000,000		United States Treasury Note	3.125	09/15/08	3,833,520
2,800,000		United States Treasury Note	4.875	05/15/09	2,780,960
11,550,000		United States Treasury Note	4.875	04/30/11	11,431,266
940,000		United States Treasury Note	4.875	05/31/11	930,515
480,000		United States Treasury Note	4.500	02/15/16	456,725
1,070,000		United States Treasury Note	5.125	05/15/16	1,068,834
		TOTAL U.S. TREASURY SECURITIES			189,464,082

		TOTAL GOVERNMENT BONDS			1,069,259,025
		(Cost $1,102,375,112)

		TOTAL BONDS			1,522,268,501
		(Cost $1,570,257,713)

SHORT-TERM INVESTMENTS - 5.04%

COMMERICAL PAPER - 1.33%
5,000,000	c,d	Calyon	4.870	08/28/06	4,958,650
5,000,000		Links Finance LLC	5.240	07/10/06	4,994,800
5,000,000		Rabobank USA Finance Corp	5.240	07/03/06	5,000,000
760,000		Scaldis Capital LLC	4.920	09/12/06	751,898
5,000,000		UBS Finance, (Delaware), Inc	5.270	07/03/06	4,997,804
		TOTAL COMMERICAL PAPER			20,703,152

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 3.71%
5,520,000	d	Federal Home Loan Bank (FHLB)	5.060	07/06/06	5,517,627
15,000,000		FHLB	4.900	07/07/06	14,991,450
14,955,000	d	FHLB	5.120	07/12/06	14,935,708
22,065,000		Federal National Mortgage Association (FNMA)	4.950	07/05/06	22,058,601
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT			57,503,386
		NOTES

		TOTAL SHORT-TERM INVESTMENTS			78,206,538
		(Cost $78,191,407)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Institutional Bond Fund

	ISSUER	VALUE
	TOTAL PORTFOLIO - 103.09%	$1,600,475,039
(Cost $1,648,449,120)

	OTHER ASSETS & LIABILITIES, NET - (3.09)%	(48,017,939)

	NET ASSETS - 100.00%	$1,552,457,100

+	As provided by Moody's Investors Service (unaudited).
c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions from registration to qualified institutional buyers.
At June 30, 2006, the value of these securities amounted to $16,604,039 or 1.07% of net assets.
h	These securities were purchased on a delayed delivery basis.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
v	Security valued at fair value.

ABBREVIATION:
NR - Not Rated

For ease of presentation, we have grouped a number of industry classification categories together in the
Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus II Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
BOND PLUS II FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2006

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING +	VALUE

BONDS - 97.37%

CORPORATE BONDS - 30.86%

AMUSEMENT AND RECREATION SERVICES - 0.09%
$ 50,000		Harrah's Operating Co, Inc	0.650%	06/01/16	Baa3	$48,759
		TOTAL AMUSEMENT AND RECREATION SERVICES				48,759

ASSET BACKED - 5.74%
490,829		CIT Group Home Equity Loan Trust Series 2002-2 (Class MF2)	6.390	12/25/30	A2	488,320
125,000	v	Long Beach Asset Holdings Corp Series 2006-4 (Class N1)	5.877	06/25/46	NR	125,000
500,000		Marriott Vacation Club Owner Trust Series 2006-1A (Class A)	5.737	04/20/28	Aaa	497,513
1,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-H12 (Class
		A3)	5.790	02/25/36	Aaa	993,440
500,000		Saxon Asset Securities Trust Series 2002-2 (Class AF6)	5.620	11/25/30	Aaa	497,457
500,000	h,v	Sierra Receivables Funding Co Series 2006-1A (Class A1)	5.840	05/20/18	Aaa	499,950
		TOTAL ASSET BACKED				3,101,680

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.32%
150,000		Home Depot, Inc	5.400	03/01/16	Aa3	143,797
25,000		Lowe's Cos, Inc	8.250	06/01/10	A2	27,191
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				170,988

CHEMICALS AND ALLIED PRODUCTS - 0.36%
100,000		Abbott Laboratories	5.600	05/15/11	Aa3	99,409
50,000		Lubrizol Corp	4.625	10/01/09	Baa3	47,768
50,000		Lubrizol Corp	5.500	10/01/14	Baa3	46,875
		TOTAL CHEMICALS AND ALLIED PRODUCTS				194,052

COMMUNICATIONS - 2.12%
25,000		America Movil S.A. de C.V.	6.375	03/01/35	A3	21,976
50,000		AT&T, Inc	5.100	09/15/14	A2	46,383
25,000		AT&T, Inc	6.150	09/15/34	A2	22,952
75,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	Baa3	83,228
50,000		Comcast Corp	5.900	03/15/16	Baa2	48,003
25,000		Comcast Corp	5.650	06/15/35	NR	21,253
50,000		Comcast Corp	6.500	11/15/35	Baa2	47,217
25,000		COX Communications, Inc	4.625	06/01/13	Baa2	22,422
50,000		COX Communications, Inc	5.450	12/15/14	Baa3	46,353
25,000		Deutsche Telekom International Finance BV	8.250	06/15/30	Aa2	28,875
25,000		France Telecom SA	7.750	03/01/11	Baa2	26,872
25,000		New Cingular Wireless Services, Inc	7.875	03/01/11	Baa2	26,945
25,000		New Cingular Wireless Services, Inc	8.750	03/01/31	Baa2	30,489
50,000		Rogers Cable, Inc	6.750	03/15/15	Ba3	47,625
50,000		Rogers Wireless, Inc	7.500	03/15/15	Ba3	50,500
175,000		Sprint Capital Corp	8.375	03/15/12	Baa3	193,488
25,000		Telecom Italia Capital S.A.	4.875	10/01/10	Baa2	23,885
50,000		Telecom Italia Capital S.A.	6.375	11/15/33	Baa2	45,114
25,000		Verizon Global Funding Corp	7.375	09/01/12	A2	26,591
25,000		Verizon Global Funding Corp	5.850	09/15/35	A3	21,645
200,000		Verizon New Jersey, Inc	5.875	01/17/12	Aa3	195,716

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus II Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING +	VALUE
$ 25,000		Verizon Virginia, Inc	4.625	03/15/13	Aa3	$22,434
50,000		Viacom, Inc	6.875	04/30/36	Baa3	48,808
		TOTAL COMMUNICATIONS				1,148,774

DEPOSITORY INSTITUTIONS - 2.84%
25,000		Bank of America Corp	6.250	04/15/12	Aa2	25,570
50,000		Bank of America Corp	4.875	01/15/13	Aa2	47,437
100,000		Bank of America Corp	5.375	06/15/14	Aa2	96,896
100,000		Bank of America NA	6.000	06/15/16	Aa2	100,310
25,000		Bank One Corp	5.900	11/15/11	A1	25,079
25,000		Bank One Corp	5.250	01/30/13	A1	24,007
25,000		BB&T Corp	6.500	08/01/11	A2	25,783
25,000		Capital One Bank	5.125	02/15/14	Baa2	23,518
50,000		Citigroup, Inc	5.125	02/14/11	Aa1	48,826
250,000		Citigroup, Inc	5.125	05/05/14	Aa1	238,127
50,000		Citigroup, Inc	5.875	02/22/33	Aa2	46,503
50,000		JPMorgan Chase & Co	7.875	06/15/10	A2	53,639
25,000		JPMorgan Chase & Co	4.500	01/15/12	Aa3	23,446
100,000		Mellon Funding Corp	6.400	05/14/11	A2	102,766
50,000		National City Bank of Indiana	4.875	07/20/07	Aa3	49,581
25,000	g	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	22,902
50,000		Regions Financial Corp	6.375	05/15/12	A2	51,139
100,000		Union Bank of California NA	5.950	05/11/16	A2	98,758
50,000		US Bank NA	5.700	12/15/08	Aa2	49,995
75,000		Wachovia Bank NA	4.800	11/01/14	Aa3	69,120
25,000		Wachovia Capital Trust III	5.800	12/30/49	A2	24,260
75,000		Wachovia Corp	5.250	08/01/14	A1	71,304
50,000		Washington Mutual Bank	4.500	08/25/08	A2	48,747
175,000		Wells Fargo & Co	4.200	01/15/10	Aa1	167,074
		TOTAL DEPOSITORY INSTITUTIONS				1,534,787

ELECTRIC, GAS, AND SANITARY SERVICES - 2.20.%
50,000		Atmos Energy Corp	4.000	10/15/09	Baa3	47,537
190,000		Carolina Power & Light Co	5.125	09/15/13	A3	179,857
25,000		Carolina Power & Light Co	5.700	04/01/35	NR	22,653
50,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Ba1	54,387
25,000		Consolidated Edison Co of New York	5.375	12/15/15	A1	23,974
75,000		Consolidated Natural Gas Co	6.250	11/01/11	A3	76,458
25,000		Consolidated Natural Gas Co	5.000	12/01/14	A3	23,057
25,000		Consumers Energy Co	4.400	08/15/09	Baa3	23,893
100,000		FirstEnergy Corp	6.450	11/15/11	Baa2	101,808
50,000		Florida Power & Light Co	4.850	02/01/13	Aa3	47,459
50,000		Florida Power Corp	4.500	06/01/10	A2	48,141
50,000		National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	50,411
200,000		Northern States Power Co	6.250	06/01/36	A2	198,483
100,000		Pacific Gas & Electric Co	4.200	03/01/11	Baa1	93,499
25,000		Public Service Co of Colorado	5.500	04/01/14	Baa1	24,309
25,000		Southern California Edison Co	5.350	07/15/35	A3	21,656
50,000		Texas Eastern Transmission Lp	5.250	07/15/07	Baa1	49,838
25,000		Virginia Electric and Power Co	4.750	03/01/13	A3	23,187
25,000		Waste Management, Inc	7.750	05/15/32	Ba1	28,385
50,000		Westar Energy, Inc	6.000	07/01/14	Baa2	49,505
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				1,188,497

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.23%
100,000		Cisco Systems, Inc	5.250	02/22/11	A1	98,105
25,000		Cisco Systems, Inc	5.500	02/22/16	A1	23,954
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				122,059

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus II Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING +	VALUE
FABRICATED METAL PRODUCTS - 0.09%
$ 25,000		Fortune Brands, Inc	5.125	01/15/11	NR	$23,942
25,000		Fortune Brands, Inc	4.875	12/01/13	A2	22,860
		TOTAL FABRICATED METAL PRODUCTS				46,802

FOOD AND KINDRED PRODUCTS - 0.32%
25,000		Anheuser-Busch Cos, Inc	4.700	04/15/12	A1	23,722
25,000		Bottling Group LLC	4.625	11/15/12	A3	23,454
50,000		Coors Brewing Co	6.375	05/15/12	Baa2	50,817
50,000		Kraft Foods, Inc	6.500	11/01/31	A3	49,773
25,000		WM Wrigley Jr Co	4.650	07/15/15	NR	22,903
		TOTAL FOOD AND KINDRED PRODUCTS				170,669

FOOD STORES - 0.18%
50,000		Kroger Co	6.800	04/01/11	Baa3	51,152
50,000		Safeway, Inc	4.125	11/01/08	Baa2	48,025
		TOTAL FOOD STORES				99,177

GENERAL BUILDING CONTRACTORS - 0.30%
75,000		Centex Corp	5.250	06/15/15	Baa2	66,978
50,000		DR Horton, Inc	6.500	04/15/16	Baa3	47,942
50,000		Lennar Corp	6.500	04/15/16	Baa2	48,345
		TOTAL GENERAL BUILDING CONTRACTORS				163,265

GENERAL MERCHANDISE STORES - 0.30%
50,000		Target Corp	4.000	06/15/13	A2	45,178
50,000		Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	47,465
75,000		Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	70,549
		TOTAL GENERAL MERCHANDISE STORES				163,192

HOLDING AND OTHER INVESTMENT OFFICES - 0.40%
25,000		Archstone-Smith Trust	5.750	03/15/16	NR	24,206
25,000		Colonial Properties Trust	6.250	06/15/14	Baa3	24,740
50,000		Health Care REIT, Inc	6.200	06/01/16	Baa3	47,898
50,000		iStar Financial, Inc	5.150	03/01/12	Baa3	47,405
25,000		iStar Financial, Inc	5.700	03/01/14	Ba1	24,102
50,000		Simon Property Group Lp	5.750	05/01/12	Baa1	49,535
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				217,886

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.04%
25,000		Dover Corp	4.875	10/15/15	A2	23,171
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				23,171

INSTRUMENTS AND RELATED PRODUCTS - 0.13%
25,000		Johnson & Johnson	3.800	05/15/13	Aaa	22,582
25,000		Medtronic, Inc	4.750	09/15/15	A1	22,914
25,000		Thermo Electron Corp	5.000	06/01/15	NR	22,794
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				68,290

INSURANCE CARRIERS - 0.83%
50,000		Aetna, Inc	6.625	06/15/36	A3	49,796
25,000		Allstate Corp	5.000	08/15/14	A1	23,504
50,000		American International Group, Inc	5.050	10/01/15	NR	46,599
25,000		ING Groep NV	5.775	12/30/49	A2	23,420
25,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa3	21,830
50,000		Metlife, Inc	5.000	06/15/15	A2	46,284
25,000		Metlife, Inc	5.700	06/15/35	A2	22,328

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus II Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING +	VALUE
$ 150,000		UnitedHealth Group, Inc	5.250	03/15/11	A2	$146,274
50,000		WellPoint, Inc	5.000	01/15/11	Baa1	48,251
25,000		WellPoint, Inc	5.850	01/15/36	Baa1	22,468
		TOTAL INSURANCE CARRIERS				450,754

METAL MINING - 0.08%
25,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	23,031
25,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	22,847
		TOTAL METAL MINING				45,878

MISCELLANEOUS RETAIL - 0.08%
50,000		CVS Corp	4.875	09/15/14	Baa2	45,699
		TOTAL MISCELLANEOUS RETAIL				45,699

MOTION PICTURES - 0.49%
25,000		Historic TW, Inc	6.625	05/15/29	Baa1	24,112
125,000		News America, Inc	6.200	12/15/34	Baa3	113,780
125,000		Time Warner, Inc	6.875	05/01/12	Baa1	129,073
		TOTAL MOTION PICTURES				266,965

NONDEPOSITORY INSTITUTIONS - 4.11%
50,000		American Honda Finance Corp	5.125	12/15/10	A1	48,770
50,000	g	BOI Capital Funding No. 2 LP	5.571	12/30/49	A2	46,163
50,000		Capital One Financial Corp	5.500	06/01/15	Baa3	47,337
50,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	47,205
75,000		CIT Group Funding Co of Canada	4.650	07/01/10	A2	71,833
25,000		CIT Group, Inc	5.125	09/30/14	A2	23,377
25,000		Countrywide Home Loans, Inc	4.000	03/22/11	A3	22,939
500,000		General Electric Capital Corp	6.000	06/15/12	Aaa	505,499
25,000		HSBC Capital Funding Lp	4.610	12/30/49	A2	22,461
150,000		HSBC Finance Corp	5.250	01/14/11	Aa3	146,521
500,000		HSBC Finance Corp	5.700	06/01/11	Aa3	496,621
50,000		HSBC Finance Corp	5.250	04/15/15	A1	47,045
125,000		HSBC Finance Corp	5.500	01/19/16	A1	119,206
25,000		John Deere Capital Corp	7.000	03/15/12	A3	26,303
25,000		MBNA America Bank NA	5.375	01/15/08	Baa1	24,895
25,000		MBNA Corp	6.125	03/01/13	Aa2	25,334
100,000		MBNA Corp	5.000	06/15/15	Aa2	93,354
50,000		Residential Capital Corp	6.125	11/21/08	Baa3	49,335
100,000		Residential Capital Corp	6.500	04/17/13	Baa3	97,907
250,000		SLM Corp	4.000	01/15/10	A2	236,174
25,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	23,615
		TOTAL NONDEPOSITORY INSTITUTIONS				2,221,894

OIL AND GAS EXTRACTION - 0.80%
50,000		BJ Services Co	5.750	06/01/11	Baa1	49,517
50,000		Burlington Resources Finance Co	6.400	08/15/11	A2	51,487
25,000		Burlington Resources Finance Co	7.200	08/15/31	A2	27,763
100,000		Chesapeake Energy Corp	6.500	08/15/17	Ba2	91,250
25,000		Nexen, Inc	5.050	11/20/13	Baa2	23,515
75,000		Ocean Energy, Inc	4.375	10/01/07	Baa3	73,536
25,000		PC Financial Partnership	5.000	11/15/14	Baa2	23,003
25,000		Pemex Project Funding Master Trust	5.750	12/15/15	Baa1	23,211
50,000		Petro-Canada	5.950	05/15/35	NR	45,851
25,000		XTO Energy, Inc	6.100	04/01/36	Baa3	22,699
		TOTAL OIL AND GAS EXTRACTION				431,832

OTHER MORTGAGE BACKED SECURITIES - 5.30%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus II Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING +	VALUE
$ 196,748	Banc of America Mortgage Securities Series 2006-1 (Class A8)	6.000	05/01/36	Aaa	$196,120
1,150,000	Bear Stearns Commercial Mortgage Securities Series 2006-T22 (Class
	A4)	5.634	04/12/38	Aaa	1,124,563
300,000	Citicorp Mortgage Securities, Inc Series 2005-4 (Class 1A7)	5.500	07/25/35	Aa1	279,889
400,000	Countrywide Alternative Loan Trust Series 2005-42CB (Class A12)	5.500	10/25/35	Aa1	374,048
50,000	Credit Suisse Mortgage Capital Certificates Series 2006-C2 (Class A3)	5.848	03/15/39	Aaa	49,382
100,000	LB-UBS Commercial Mortgage Trust Series 2006-C4 (Class A4)	5.900	06/15/38	Aaa	100,609
75,000	Merrill Lynch Mortgage Trust Series 2006-C1 (Class A4)	5.844	05/12/39	NR	74,228
200,000	Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	NR	194,272
250,000	Residential Accredit Loans, Inc Series 2005-QS6 (Class A7)	5.750	05/25/35	Aa1	237,188
250,000	Residential Accredit Loans, Inc Series 2005-QS7 (Class A6)	5.500	06/25/35	Aa1	233,705
	TOTAL OTHER MORTGAGE BACKED SECURITIES				2,864,004

PETROLEUM AND COAL PRODUCTS - 0.19%
100,000	Conoco Funding Co	6.350	10/15/11	Baa1	102,424
	TOTAL PETROLEUM AND COAL PRODUCTS				102,424

PIPELINES, EXCEPT NATURAL GAS - 0.49%
25,000	Enterprise Products Operating Lp	4.000	10/15/07	Baa3	24,467
50,000	Enterprise Products Operating Lp	4.950	06/01/10	Baa3	48,006
25,000	Enterprise Products Operating Lp	5.600	10/15/14	Baa3	23,667
50,000	Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	48,972
50,000	Plains All American Pipeline Lp	4.750	08/15/09	Ba1	48,317
50,000	TransCanada Corp	5.850	03/15/36	A2	46,825
25,000	TransCanada Pipelines Ltd	4.000	06/15/13	A2	22,389
	TOTAL PIPELINES, EXCEPT NATURAL GAS				262,643

PRIMARY METAL INDUSTRIES - 0.17%
50,000	Alcan, Inc	5.000	06/01/15	NR	46,133
25,000	Alcan, Inc	5.750	06/01/35	Baa1	22,371
25,000	Alcoa, Inc	6.500	06/01/11	A1	25,707
	TOTAL PRIMARY METAL INDUSTRIES				94,211

RAILROAD TRANSPORTATION - 0.32%
25,000	Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa2	26,003
50,000	Canadian National Railway Co	4.400	03/15/13	Baa1	46,052
50,000	Canadian National Railway Co	6.200	06/01/36	A3	49,956
50,000	Union Pacific Corp	6.500	04/15/12	Baa3	51,476
	TOTAL RAILROAD TRANSPORTATION				173,487

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.05%
25,000	Sealed Air Corp	5.375	04/15/08	Baa3	24,787
	TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				24,787

SECURITY AND COMMODITY BROKERS - 1.49%
25,000	Bear Stearns Cos, Inc	5.700	11/15/14	A2	24,400
50,000	Credit Suisse First Boston USA, Inc	5.250	03/02/11	Aa3	48,808
25,000	Goldman Sachs Group Lp	4.500	06/15/10	Aa3	23,883
100,000	Goldman Sachs Group, Inc	6.600	01/15/12	Aa3	102,984
25,000	Goldman Sachs Group, Inc	5.500	11/15/14	Aa3	24,013
50,000	Goldman Sachs Group, Inc	6.450	05/01/36	A1	47,793

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus II Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING +	VALUE
$ 75,000	Lehman Brothers Holdings, Inc	6.625	01/18/12	A1	$77,507
75,000	Lehman Brothers Holdings, Inc	5.500	04/04/16	A1	71,727
25,000	Merrill Lynch & Co, Inc	4.790	08/04/10	Aa3	24,127
25,000	Merrill Lynch & Co, Inc	5.000	02/03/14	Aa3	23,509
100,000	Merrill Lynch & Co, Inc	6.050	05/16/16	A1	99,344
125,000	Morgan Stanley	3.625	04/01/08	A	120,804
125,000	Morgan Stanley	4.750	04/01/14	A1	114,412
	TOTAL SECURITY AND COMMODITY BROKERS				803,311

STONE, CLAY, AND GLASS PRODUCTS - 0.04%
25,000	CRH America, Inc	6.400	10/15/33	Baa1	24,075
	TOTAL STONE, CLAY, AND GLASS PRODUCTS				24,075

TRANSPORTATION EQUIPMENT - 0.63%
50,000	Boeing Capital Corp	5.800	01/15/13	A3	50,030
25,000	DaimlerChrysler NA Holding Corp	6.500	11/15/13	A3	24,971
25,000	General Dynamics Corp	3.000	05/15/08	A2	23,828
50,000	Lockheed Martin Corp	8.500	12/01/29	Baa2	62,893
25,000	Northrop Grumman Corp	7.750	02/15/31	Baa3	29,271
100,000	United Technologies Corp	6.350	03/01/11	A2	102,339
50,000	United Technologies Corp	6.050	06/01/36	A2	48,941
	TOTAL TRANSPORTATION EQUIPMENT				342,273

WHOLESALE TRADE-NONDURABLE GOODS - 0.13%
75,000	Procter & Gamble Co	4.950	08/15/14	Aa3	71,246
	TOTAL WHOLESALE TRADE-NONDURABLE GOODS				71,246

	TOTAL CORPORATE BONDS				16,687,531
	(Cost $16,899,374)

GOVERNMENT BONDS - 66.51%

AGENCY SECURITIES - 11.13%
500,000	Federal Farm Credit Bank (FFCB)	5.375	07/18/11	Aaa	498,560
5,000,000	Federal Home Loan Mortgage Corp (FHLMC)	5.125	10/24/07	Aaa	4,973,376
100,000	FHLMC	4.375	11/16/07	Aaa	98,545
250,000	FHLMC	5.250	07/18/11	NR	247,450
200,000	FHLMC	5.750	06/27/16	Aa2	199,495
	TOTAL AGENCY SECURITIES				6,017,426

FOREIGN GOVERNMENT BONDS - 4.63%
25,000	Chile Government International Bond	5.500	01/15/13	Baa1	24,572
100,000	Eksportfinans A/S	5.500	05/25/16	Aaa	99,029
25,000	European Investment Bank	5.250	06/15/11	Aaa	24,849
25,000	European Investment Bank	4.875	02/15/36	Aaa	22,180
100,000	International Finance Corp	5.125	05/02/11	Aaa	98,836
100,000	Italy Government International Bond	6.875	09/27/23	Aa3	110,494
25,000	Korea Development Bank	5.750	09/10/13	A3	24,683
25,000	Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	24,873
50,000	Kreditanstalt fuer Wiederaufbau	5.125	03/14/16	Aaa	48,533
100,000	Landwirtschaftliche Rentenbank	5.250	07/15/11	Aaa	98,949
25,000	Mexico Government International Bond	6.375	01/16/13	Baa1	25,208
100,000	Mexico Government International Bond	5.875	01/15/14	Baa1	97,227
50,000	Mexico Government International Bond	6.750	09/27/34	Baa1	48,625
50,000	Province of Ontario	4.750	01/19/16	Aa2	46,929
1,500,000	Province of Quebec Canada	5.750	02/15/09	Aa3	1,509,282

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus II Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING +	VALUE
$ 150,000		Province of Quebec Canada	5.000	03/01/16	A1	$142,070
50,000		Province of Saskatchewan Canada	8.000	02/01/13	A3	56,680
		TOTAL FOREIGN GOVERNMENT BONDS				2,503,019

MORTGAGED BACKED SECURITIES - 33.82%
1,500,000		Federal Home Loan Mortgage Corp (FHLMC)	4.000	09/15/19		1,317,444
932,575		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	09/01/20		880,456
1,908,776		FGLMC	5.500	10/01/20		1,872,809
910,616		FGLMC	5.000	10/01/20		876,728
199,826		FGLMC	6.500	05/01/36		201,019
602,614		Federal National Mortgage Association (FNMA)	5.000	07/01/33		566,036
3,871,014		FNMA	5.500	07/01/33		3,734,367
3,835,924		FNMA	5.000	10/01/35		3,588,027
280,069		FNMA	7.000	01/01/36		285,338
3,440,550		FNMA	6.000	04/01/36		3,386,899
259,030		FNMA	6.500	04/01/36		260,415
995,789		FNMA	6.500	04/01/36		1,001,111
332,600		Government National Mortgage Association (GNMA)	5.000	02/15/33		315,094
		TOTAL MORTGAGED BACKED SECURITIES				18,285,743

U.S. TREASURY SECURITIES - 16.93%
800,000		United States Treasury Bond	8.000	11/15/21		1,023,328
1,000,000		United States Treasury Bond	4.500	02/15/36		896,870
635,726	k	United States Treasury Inflation Indexed Bonds	3.375	01/15/07		637,367
50,000		United States Treasury Note	4.875	04/30/08		49,728
50,000		United States Treasury Note	4.500	02/15/09		49,210
5,600,000		United States Treasury Note	4.875	05/31/11		5,543,496
1,000,000		United States Treasury Note	4.500	02/15/16		951,510
		TOTAL U.S. TREASURY SECURITIES				9,151,509

		TOTAL GOVERNMENT BONDS				35,957,697
		(Cost $36,328,615)

		TOTAL BONDS				52,645,228
		(Cost $53,227,989)

SHORT-TERM INVESTMENTS - 1.74%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.74%
940,000		Federal Home Loan Bank (FHLB)	4.950	07/03/06		940,000
		TOTAL SHORT-TERM INVESTMENTS				940,000
		(Cost $939,745)

		TOTAL PORTFOLIO - 99.11%				53,585,228
		(Cost $54,167,734)

		OTHER ASSETS & LIABILITIES, NET - 0.89%				481,776

		NET ASSETS - 100.00%				$54,067,004

	+	As provided by Moody's Investors Service (unaudited).
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt
		from registration to qualified institutional buyers.
		At June 30, 2006, the value of these securities amounted to $113,742 or 0.21% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus II Fund

ABBREVIATION:
NR - Not Rated

For ease of presentation, we have grouped a number of industry classification categories together in the
Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond II Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SHORT-TERM BOND II FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2006
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

BONDS - 94.56%

CORPORATE BONDS - 26.65%

ASSET BACKED - 6.22%
$ 490,829		CIT Group Home Equity Loan Trust Series 2002-2 (Class MF2)	0.639%	12/25/30	A2	$488,320
125,000	v	Long Beach Asset Holdings Corp Series 2006-4 (Class N1)	5.877	06/25/46	NR	125,000
1,000,000		Marriott Vacation Club Owner Trust Series 2006-1A (Class A)	5.737	04/20/28	Aaa	995,025
1,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-H12
		(Class A3)	5.790	02/25/36	Aaa	993,440
500,000		Saxon Asset Securities Trust Series 2002-2 (Class AF6)	5.620	11/25/30	Aaa	497,457
500,000	h,v	Sierra Receivables Funding Co Series 2006-1A (Class A1)	5.840	05/20/18	Aaa	499,950
		TOTAL ASSET BACKED				3,599,192

CHEMICALS AND ALLIED PRODUCTS - 0.67%
100,000		Abbott Laboratories	5.600	05/15/11	Aa3	99,409
250,000		Eli Lilly & Co	2.900	03/15/08	Aa3	239,687
50,000		Lubrizol Corp	4.625	10/01/09	Baa3	47,768
		TOTAL CHEMICALS AND ALLIED PRODUCTS				386,864

COMMUNICATIONS - 0.53%
125,000		CBS Corp	5.625	05/01/07	A3	124,864
125,000		Verizon Global Funding Corp	7.375	09/01/12	A2	132,953
50,000		Viacom, Inc	5.750	04/30/11	Baa3	49,129
		TOTAL COMMUNICATIONS				306,946

DEPOSITORY INSTITUTIONS - 4.39%
250,000		Bank One NA	3.700	01/15/08	Aa2	242,966
600,000		Citigroup, Inc	5.125	02/14/11	Aa1	585,914
250,000		JPMorgan Chase & Co	3.500	03/15/09	Aa3	236,611
250,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	239,031
125,000		Mellon Funding Corp	4.875	06/15/07	A1	124,059
125,000		US Bank NA	5.700	12/15/08	Aa2	124,988
125,000		Wachovia Bank N.A.	4.850	07/30/07	Aa2	123,982
125,000		Wachovia Capital Trust III	5.800	12/30/49	A2	121,300
125,000		Washington Mutual Bank	4.500	08/25/08	A2	121,866
650,000		Wells Fargo & Co	4.200	01/15/10	Aa1	620,561
		TOTAL DEPOSITORY INSTITUTIONS				2,541,278

EATING AND DRINKING PLACES - 0.22%
125,000		McDonald's Corp	5.950	01/15/08	A2	125,510
		TOTAL EATING AND DRINKING PLACES				125,510

ELECTRIC, GAS, AND SANITARY SERVICES - 1.90%
125,000		Atmos Energy Corp	4.000	10/15/09	Baa3	118,842
25,000		Consumers Energy Co	4.400	08/15/09	Baa3	23,893
475,000		Duke Energy Corp	3.750	03/05/08	A2	461,653

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond II Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE
125,000	Midamerican Energy Holdings Co	4.625	10/01/07	Baa3	$123,257
250,000	Ohio Power Co	5.300	11/01/10	A3	244,517
125,000	Pepco Holdings, Inc	5.500	08/15/07	Baa1	124,961
	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				1,097,123

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.30%
125,000	Cisco Systems, Inc	5.250	02/22/11	A1	122,631
50,000	Hewlett-Packard Co	3.625	03/15/08	A3	48,409
	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				171,040

FABRICATED METAL PRODUCTS - 0.21%
125,000	Fortune Brands, Inc	5.125	01/15/11	NR	119,709
	TOTAL FABRICATED METAL PRODUCTS				119,709

FOOD AND KINDRED PRODUCTS - 0.42%
125,000	Cadbury Schweppes US Finance LLC	3.875	10/01/08	Baa	119,849
125,000	Kraft Foods, Inc	4.000	10/01/08	A3	120,383
	TOTAL FOOD AND KINDRED PRODUCTS				240,232

FOOD STORES - 0.43%
125,000	Fred Meyer, Inc	7.450	03/01/08	Baa3	128,112
125,000	Safeway, Inc	4.125	11/01/08	Baa2	120,062
	TOTAL FOOD STORES				248,174

GENERAL MERCHANDISE STORES - 1.05%
250,000	May Department Stores Co	3.950	07/15/07	Baa2	245,463
125,000	Target Corp	3.375	03/01/08	A2	120,601
125,000	Wal-Mart Stores, Inc	4.375	07/12/07	Aa2	123,530
125,000	Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	118,662
	TOTAL GENERAL MERCHANDISE STORES				608,256

HOLDING AND OTHER INVESTMENT OFFICES - 0.21%
125,000	Simon Property Group Lp	5.750	05/01/12	Baa1	123,837
	TOTAL HOLDING AND OTHER INVESTMENT OFFICES				123,837

INSURANCE CARRIERS - 0.80%
350,000	UnitedHealth Group, Inc	5.250	03/15/11	A2	341,307
125,000	WellPoint, Inc	5.000	01/15/11	Baa1	120,628
	TOTAL INSURANCE CARRIERS				461,935

NONDEPOSITORY INSTITUTIONS - 3.99%
50,000	American General Finance Corp	2.750	06/15/08	A1	47,277
250,000	American Honda Finance Corp	5.125	12/15/10	A1	243,849
50,000	Caterpillar Financial Services Corp	4.875	06/15/07	A2	49,604
250,000	Caterpillar Financial Services Corp	2.700	07/15/08	A2	236,023
125,000	CIT Group Funding Co of Canada	4.650	07/01/10	A2	119,722
500,000	General Electric Capital Corp	6.000	06/15/12	Aaa	505,499
125,000	General Motors Acceptance Corp	6.125	08/28/07	A2	123,693
250,000	HSBC Finance Corp	5.250	01/14/11	Aa3	244,202
500,000	HSBC Finance Corp	5.700	06/01/11	Aa3	496,622
25,000	MBNA America Bank NA	5.375	01/15/08	Baa1	24,895
125,000	Residential Capital Corp	6.125	11/21/08	Baa3	123,338
100,000	Toyota Motor Credit Corp	2.875	08/01/08	Aaa	94,459
	TOTAL NONDEPOSITORY INSTITUTIONS				2,309,183

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond II Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

OIL AND GAS EXTRACTION - 0.38%
$ 125,000		Anadarko Petroleum Corp	3.250	05/01/08	Baa1	$119,352
50,000		BJ Services Co	5.750	06/01/11	Baa1	49,517
50,000		Ocean Energy, Inc	4.375	10/01/07	Baa3	49,024
		TOTAL OIL AND GAS EXTRACTION				217,893

OTHER MORTGAGE BACKED SECURITIES - 2.50%
270,528		Banc of America Mortgage Securities Series 2006-1 (Class A8)	6.000	05/01/36	Aaa	269,665
200,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	NR	194,272
990,323		Residential Asset Securitization Trust Series 2006-A6 (Class 2A6)	6.000	07/25/36	Aaa	982,148
		TOTAL OTHER MORTGAGE BACKED SECURITIES				1,446,085

PIPELINES, EXCEPT NATURAL GAS - 1.05%
250,000		Enterprise Products Operating Lp	4.000	10/15/07	Baa3	244,673
125,000		Enterprise Products Operating Lp	4.950	06/01/10	Baa3	120,015
125,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	122,431
125,000		Plains All American Pipeline Lp	4.750	08/15/09	Ba1	120,792
		TOTAL PIPELINES, EXCEPT NATURAL GAS				607,911

SECURITY AND COMMODITY BROKERS - 0.97%
150,000		Goldman Sachs Group, Inc	6.600	01/15/12	Aa3	154,477
250,000		Merrill Lynch & Co, Inc	4.125	09/10/09	Aa3	238,777
175,000		Morgan Stanley	3.625	04/01/08	A	169,126
		TOTAL SECURITY AND COMMODITY BROKERS				562,380

TRANSPORTATION EQUIPMENT - 0.41%
250,000		General Dynamics Corp	3.000	05/15/08	A2	238,277
		TOTAL TRANSPORTATION EQUIPMENT				238,277

		TOTAL CORPORATE BONDS				15,411,825
		(Cost $15,511,093)

GOVERNMENT BONDS - 67.91%

AGENCY SECURITIES - 23.09%
1,000,000		Federal Farm Credit Bank (FFCB)	5.375	07/18/11	Aaa	997,119
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.125	10/24/07	Aaa	4,973,376
100,000		FHLMC	4.375	11/16/07	Aaa	98,545
2,000,000		FHLMC	5.250	05/21/09	NR	1,989,978
900,000		FHLMC	5.250	07/18/11	NR	890,818
2,000,000		Federal National Mortgage Association (FNMA)	7.125	06/15/10	Aaa	2,114,761
2,000,000		FNMA	6.000	05/15/11	Aaa	2,042,481
250,000		FNMA	5.800	06/07/11	Aaa	248,969
		TOTAL AGENCY SECURITIES				13,356,047

FOREIGN GOVERNMENT BONDS - 1.54%
500,000		International Finance Corp	5.125	05/02/11	Aaa	494,179
300,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	298,476
100,000		Landwirtschaftliche Rentenbank	5.250	07/15/11	Aaa	98,949
		TOTAL FOREIGN GOVERNMENT BONDS				891,604

U.S. TREASURY SECURITIES - 43.28%
1,271,452	k	United States Treasury Inflation Indexed Bonds	3.375	01/15/07		1,274,733

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond II Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 15,000,000		United States Treasury Note	4.625	03/31/08	$14,858,250
125,000		United States Treasury Note	4.875	04/30/08	124,321
1,000,000		United States Treasury Note	4.875	05/31/08	994,410
3,000,000		United States Treasury Note	4.875	05/15/09	2,979,600
4,850,000		United States Treasury Note	4.875	05/31/11	4,801,063
		TOTAL U.S. TREASURY SECURITIES			25,032,377

		TOTAL GOVERNMENT BONDS			39,280,028
		(Cost $39,506,520)

		TOTAL BONDS			54,691,853
		(Cost $55,017,613)

SHORT-TERM INVESTMENTS - 4.49%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 4.49%
2,600,000		Federal Home Loan Bank (FHLB)	4.950	07/03/06	2,600,000
		TOTAL SHORT-TERM INVESTMENTS			2,600,000
		(Cost $2,599,296)

		TOTAL PORTFOLIO - 99.05%			57,291,853
		(Cost $57,616,909)

		OTHER ASSETS & LIABILITIES, NET - 0.95%			546,889

		NET ASSETS -100.00%			$57,838,742

	+	As provided by Moody's Investors Service (unaudited).
	h	These securities were purchased on a delayed delivery basis.
	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
	v	Security valued at fair value.

		ABBREVIATION:
		NR - Not Rated

		For ease of presentation, we have grouped a number of industry classification categories together in the
		Statement of Investments. Note that the Funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield II Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
HIGH-YIELD II FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2006
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE

BONDS - 91.79%

CORPORATE BONDS - 91.79%

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.26%
$ 130,000	Pilgrim's Pride Corp	9.625%	09/15/11	Ba3	$135,200
	TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK				135,200

AGRICULTURAL SERVICES - 0.48%
250,000	American Rock Salt Co LLC	9.500	03/15/14	B3	253,125
	TOTAL AGRICULTURAL SERVICES				253,125

AMUSEMENT AND RECREATION SERVICES - 1.99%
125,000	Mohegan Tribal Gaming Authority	6.125	02/15/13	Ba2	117,656
125,000	Mohegan Tribal Gaming Authority	6.875	02/15/15	Ba3	117,812
313,000	Pokagon Gaming Authority	10.375	06/15/14	B3	323,564
500,000	Speedway Motorsports, Inc	6.750	06/01/13	Ba2	485,000
	TOTAL AMUSEMENT AND RECREATION SERVICES				1,044,032

APPAREL AND OTHER TEXTILE PRODUCTS - 1.06%
600,000	Broder Brothers	11.250	10/15/10	B3	558,000
	TOTAL APPAREL AND OTHER TEXTILE PRODUCTS				558,000

AUTO REPAIR, SERVICES AND PARKING - 4.01%
370,000	Avis Budget Car Rental LLC	7.625	05/15/14	Ba3	358,900
130,000	Avis Budget Car Rental LLC	7.750	05/15/16	Ba3	125,125
250,000	Hertz Corp	8.875	01/01/14	B3	256,250
575,000	Hertz Corp	10.500	01/01/16	B3	609,500
800,000	Keystone Automotive Operations, Inc	9.750	11/01/13	B3	756,000
	TOTAL AUTO REPAIR, SERVICES AND PARKING				2,105,775

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 1.39%
375,000	Asbury Automotive Group, Inc	8.000	03/15/14	B3	363,750
375,000	Autonation, Inc	7.000	04/15/14	Ba2	369,375
	TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				733,125

BUSINESS SERVICES - 3.89%
500,000	Advanstar Communications, Inc	10.750	08/15/10	B3	536,250
250,000	Lamar Media Corp	7.250	01/01/13	Ba3	244,375
120,000	Sensata Technologies BV	8.000	05/01/14	B2	115,800
194,000	Serena Software, Inc	10.375	03/15/16	Caa1	194,970
250,000	Sungard Data Systems, Inc	9.125	08/15/13	B3	259,375
550,000	Sungard Data Systems, Inc	10.250	08/15/15	Caa1	568,563
125,000	Universal Compression, Inc	7.250	05/15/10	Ba3	124,687
	TOTAL BUSINESS SERVICES				2,044,020

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield II Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
CHEMICALS AND ALLIED PRODUCTS - 5.06%
$ 500,000		BCP Crystal US Holdings Corp	9.625	06/15/14	B2	$542,500
380,000		Chemtura Corp	6.875	06/01/16	Ba1	367,175
250,000		Hercules, Inc	6.750	10/15/29	Ba3	236,250
390,000	g	Ineos Group Holdings plc	8.500	02/15/16	B2	365,138
250,000		Koppers, Inc	9.875	10/15/13	B2	268,125
250,000		Nalco Co	7.750	11/15/11	B2	249,375
375,000	g	Nell AF SARL	8.375	08/15/15	B2	360,469
250,000		WH Holdings Ltd	9.500	04/01/11	B3	273,750
		TOTAL CHEMICALS AND ALLIED PRODUCTS				2,662,782

COAL MINING - 1.37%
500,000		Arch Western Finance LLC	6.750	07/01/13	Ba3	478,750
250,000		Foundation PA Coal Co	7.250	08/01/14	B1	243,750
		TOTAL COAL MINING				722,500

COMMUNICATIONS - 11.69%
500,000		Allbritton Communications Co	7.750	12/15/12	B3	495,000
250,000	g	Charter Communications Operating LLC	8.000	04/30/12	B2	248,750
250,000		Citizens Communications Co	9.250	05/15/11	Ba3	268,750
550,000		Citizens Communications Co	9.000	08/15/31	Ba3	556,875
250,000		CSC Holdings, Inc	8.125	07/15/09	Ba2	254,375
250,000		CSC Holdings, Inc	7.625	04/01/11	B1	250,000
180,000		DirecTV Holdings LLC	8.375	03/15/13	B1	188,550
250,000		Echostar DBS Corp	6.375	10/01/11	Ba3	239,375
200,000		Fisher Communications, Inc	8.625	09/15/14	B2	207,000
700,000	h	Intelsat Bermuda Ltd	11.250	06/15/16	Caa1	717,500
180,000		Intelsat Subsidiary Holding Co Ltd	8.250	01/15/13	B2	178,650
250,000		Liberty Media Corp	8.250	02/01/30	Ba2	239,285
141,000	g	Nordic Telephone Co Holdings ApS	8.875	05/01/16	B2	144,877
250,000		PanAmSat Corp	9.000	08/15/14	B2	253,750
250,000		Qwest Communications International, Inc	7.250	02/15/11	B2	242,500
400,000		Qwest Corp	8.875	03/15/12	Ba3	422,000
250,000		Qwest Corp	7.250	10/15/35	Ba3	226,250
250,000		Rogers Cable, Inc	7.875	05/01/12	Ba3	255,625
250,000		Rogers Wireless, Inc	6.375	03/01/14	Ba3	238,125
250,000		Videotron Ltee	6.875	01/15/14	Ba3	236,875
275,000	h	Windstream Corp	8.125	08/01/13	Ba3	280,500
		TOTAL COMMUNICATIONS				6,144,612

ELECTRIC, GAS, AND SANITARY SERVICES - 10.19%
500,000		AES Corp	9.375	09/15/10	B3	535,000
500,000		Allied Waste North America, Inc	6.375	04/15/11	B2	480,000
13,000		Aquila, Inc	9.950	02/01/11	B2	14,633
250,000		CMS Energy Corp	8.500	04/15/11	B1	260,625
250,000		Dynegy Holdings, Inc	8.375	05/01/16	B2	246,250
350,000		Edison Mission Energy	7.500	06/15/13	B1	343,000
250,000		Inergy LP	8.250	03/01/16	B1	252,500
500,000		Midwest Generation LLC	8.300	07/02/09	B1	507,500
500,000		Mirant North America LLC	7.375	12/31/13	B1	482,500
500,000		NRG Energy, Inc	7.375	02/01/16	NR	487,500
125,000		Reliant Energy, Inc	9.500	07/15/13	B1	125,625
500,000		Reliant Energy, Inc	6.750	12/15/14	B1	460,000
500,000		Sierra Pacific Resources	8.625	03/15/14	B2	529,673

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield II Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE
$ 250,000	Southern Natural Gas Co	8.000	03/01/32	Ba2	$258,326
125,000	Williams Cos, Inc	8.125	03/15/12	Ba2	129,688
250,000	Williams Cos, Inc	7.750	06/15/31	Ba2	246,250
	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				5,359,070

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.81%
335,000	L-3 Communications Corp	7.625	06/15/12	Ba3	340,025
250,000	L-3 Communications Corp	5.875	01/15/15	Ba3	233,125
135,000	Nortel Networks Ltd	10.125	07/15/13	B3	137,362
250,000	Sanmina-SCI Corp	8.125	03/01/16	B1	243,750
	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				954,262

FABRICATED METAL PRODUCTS - 0.93%
250,000	Ball Corp	6.875	12/15/12	Ba3	245,000
250,000	Crown Americas LLC	7.750	11/15/15	B1	246,250
	TOTAL FABRICATED METAL PRODUCTS				491,250

FOOD AND KINDRED PRODUCTS - 0.44%
250,000	Del Monte Corp	6.750	02/15/15	B2	231,875
	TOTAL FOOD AND KINDRED PRODUCTS				231,875

FOOD STORES - 1.77%
250,000	Delhaize America, Inc	8.125	04/15/11	Ba1	262,921
675,000	Stater Brothers Holdings	8.125	06/15/12	B1	666,562
	TOTAL FOOD STORES				929,483

FURNITURE AND HOMEFURNISHINGS STORES - 1.43%
750,000	GSC Holdings Corp	8.000	10/01/12	Ba3	750,000
	TOTAL FURNITURE AND HOMEFURNISHINGS STORES				750,000

GENERAL BUILDING CONTRACTORS - 1.33%
250,000	Beazer Homes USA, Inc	8.375	04/15/12	Ba2	250,000
250,000	K Hovnanian Enterprises, Inc	7.500	05/15/16	Ba1	231,875
250,000	KB Home	5.750	02/01/14	Ba1	219,806
	TOTAL GENERAL BUILDING CONTRACTORS				701,681

HEALTH SERVICES - 3.16%
250,000	DaVita, Inc	6.625	03/15/13	B2	237,500
250,000	DaVita, Inc	7.250	03/15/15	B3	240,000
350,000	HCA, Inc	7.875	02/01/11	Ba1	357,536
350,000	HCA, Inc	6.300	10/01/12	Ba1	329,182
250,000	Tenet Healthcare Corp	6.375	12/01/11	Baa3	223,125
300,000	Tenet Healthcare Corp	7.375	02/01/13	Ba3	273,750
	TOTAL HEALTH SERVICES				1,661,093

HOTELS AND OTHER LODGING PLACES - 2.50%
300,000	Boyd Gaming Corp	7.125	02/01/16	B1	289,875
300,000	MGM Mirage	8.500	09/15/10	Ba1	311,625
500,000	MGM Mirage	6.750	09/01/12	Ba1	481,250
250,000	Station Casinos, Inc	6.875	03/01/16	B1	233,125
	TOTAL HOTELS AND OTHER LODGING PLACES				1,315,875

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield II Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 1.17%
$ 250,000	Case New Holland, Inc	9.250	08/01/11	Ba3	$263,125
375,000	Scientific Games Corp	6.250	12/15/12	B1	350,625
	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				613,750

INSTRUMENTS AND RELATED PRODUCTS - 1.05%
250,000	Fisher Scientific International, Inc	6.750	08/15/14	Ba2	249,062
300,000	Xerox Corp	7.625	06/15/13	Ba2	302,250
	TOTAL INSTRUMENTS AND RELATED PRODUCTS				551,312

JUSTICE, PUBLIC ORDER AND SAFETY - 0.99%
250,000	Corrections Corp of America	6.250	03/15/13	Ba3	235,000
300,000	Corrections Corp of America	6.750	01/31/14	Ba3	288,000
	TOTAL JUSTICE, PUBLIC ORDER AND SAFETY				523,000

LEGAL SERVICES - 0.48%
250,000	FTI Consulting, Inc	7.625	06/15/13	Ba2	253,125
	TOTAL LEGAL SERVICES				253,125

MISCELLANEOUS RETAIL - 2.90%
250,000	AmeriGas Partners Lp	7.125	05/20/16	B1	234,375
250,000	Couche-Tard US Lp	7.500	12/15/13	Ba2	248,750
250,000	FTD, Inc	7.750	02/15/14	B3	246,250
250,000	Rite Aid Corp	7.500	01/15/15	B2	240,000
525,000	Stripes Acquisition LLC	10.625	12/15/13	B2	553,875
	TOTAL MISCELLANEOUS RETAIL				1,523,250

NONDEPOSITORY INSTITUTIONS - 4.83%
225,000	Ford Motor Credit Co	5.800	01/12/09	Ba2	205,553
225,000	Ford Motor Credit Co	5.700	01/15/10	Ba2	197,086
475,000	Ford Motor Credit Co	7.875	06/15/10	Ba2	438,184
195,000	Ford Motor Credit Co	9.750	09/15/10	Ba2	190,005
225,000	Ford Motor Credit Co	9.750	09/15/10	Ba3	220,219
250,000	Ford Motor Credit Co	7.000	10/01/13	Ba2	215,160
500,000	General Motors Acceptance Corp	6.125	08/28/07	A2	494,771
200,000	General Motors Acceptance Corp	5.625	05/15/09	A3	190,232
250,000	General Motors Acceptance Corp	7.250	03/02/11	A2	242,377
150,000	General Motors Acceptance Corp	8.000	11/01/31	A2	144,172
	TOTAL NONDEPOSITORY INSTITUTIONS				2,537,759

OIL AND GAS EXTRACTION - 4.26%
205,000	Chesapeake Energy Corp	7.625	07/15/13	Ba2	206,281
500,000	Chesapeake Energy Corp	7.750	01/15/15	Ba2	501,250
500,000	Chesapeake Energy Corp	6.875	11/15/20	Ba2	462,500
180,000	Denbury Resources, Inc	7.500	04/01/13	B2	180,000
250,000	Encore Acquisition Co	7.250	12/01/17	B2	240,000
250,000	Hanover Compressor Co	9.000	06/01/14	B3	261,250
125,000	Kerr-McGee Corp	6.950	07/01/24	Ba2	125,649
260,000	Pogo Producing Co	7.875	05/01/13	B2	260,650
	TOTAL OIL AND GAS EXTRACTION				2,237,580

PAPER AND ALLIED PRODUCTS - 5.32%
500,000	Abitibi-Consolidated, Inc	8.550	08/01/10	Ba1	473,750
150,000	Abitibi-Consolidated, Inc	6.000	06/20/13	Ba1	121,500

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield II Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 156,000		Bowater, Inc	6.500	06/15/13	B1	$135,720
130,000		Caraustar Industries, Inc	7.375	06/01/09	Ba1	122,850
630,000		Cenveo Corp	7.875	12/01/13	B3	614,250
250,000		Domtar, Inc	7.125	08/15/15	B1	217,500
250,000		Georgia-Pacific Corp	8.125	05/15/11	Baa2	248,750
500,000		Graphic Packaging International Corp	8.500	08/15/11	B2	498,750
125,000		Greif, Inc	8.875	08/01/12	B2	131,563
250,000		Jefferson Smurfit Corp US	8.250	10/01/12	B2	234,375
		TOTAL PAPER AND ALLIED PRODUCTS				2,799,008

PERSONAL SERVICES - 0.48%
250,000		Mac-Gray Corp	7.625	08/15/15	B1	252,500
		TOTAL PERSONAL SERVICES				252,500

PETROLEUM AND COAL PRODUCTS - 0.98%
500,000		Equistar Chemicals Lp	8.750	02/15/09	B1	516,250
		TOTAL PETROLEUM AND COAL PRODUCTS				516,250

PRIMARY METAL INDUSTRIES - 0.46%
250,000		Novelis, Inc	7.250	02/15/15	B1	240,000
		TOTAL PRIMARY METAL INDUSTRIES				240,000

PRINTING AND PUBLISHING - 3.97%
195,000		AAC Group Holding Corp	12.750	10/01/12	Caa2	195,000
200,000		American Achievement Corp	8.250	04/01/12	B3	197,000
120,000		Morris Publishing Group LLC	7.000	08/01/13	B1	114,000
250,000		Primedia, Inc	8.875	05/15/11	B1	240,000
375,000	g	Quebecor World Capital Corp	8.750	03/15/16	Ba3	342,188
750,000	g	RH Donnelley Corp	8.875	01/15/16	Caa1	756,563
250,000		Visant Corp	7.625	10/01/12	B3	242,500
		TOTAL PRINTING AND PUBLISHING				2,087,251

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.67%
410,000		Solo Cup Co	8.500	02/15/14	B3	354,650
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC				354,650

SECURITY AND COMMODITY BROKERS - 0.38%
200,000		E*Trade Financial Corp	7.375	09/15/13	Ba2	200,000
		TOTAL SECURITY AND COMMODITY BROKERS				200,000

SOCIAL SERVICES - 0.87%
500,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	B3	457,500
		TOTAL SOCIAL SERVICES				457,500

STONE, CLAY, AND GLASS PRODUCTS - 0.99%
500,000		Owens Brockway Glass Container, Inc	8.750	11/15/12	B1	520,625
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				520,625

TRANSPORTATION EQUIPMENT - 2.81%
150,000	g	Bombardier, Inc	6.750	05/01/12	NR	138,000
300,000		Ford Motor Co	6.625	10/01/28	Ba3	207,000
100,000		General Motors Corp	7.200	01/15/11	Caa1	88,500
200,000		General Motors Corp	7.700	04/15/16	Caa1	163,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield II Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 100,000		General Motors Corp	8.800	03/01/21	Caa1	$81,000
500,000		General Motors Corp	8.375	07/15/33	Caa1	402,500
375,000		Sequa Corp	9.000	08/01/09	B1	395,625
		TOTAL TRANSPORTATION EQUIPMENT				1,475,625

TRANSPORTATION SERVICES - 0.45%
250,000		United Rentals North America, Inc	6.500	02/15/12	B1	236,250
		TOTAL TRANSPORTATION SERVICES				236,250

WATER TRANSPORTATION - 0.70%
375,000		Gulfmark Offshore, Inc	7.750	07/15/14	B2	365,625
		TOTAL WATER TRANSPORTATION				365,625

WHOLESALE TRADE-DURABLE GOODS - 2.76%
400,000		IKON Office Solutions, Inc	7.750	09/15/15	Ba2	396,000
231,000		Interline Brands, Inc	8.125	06/15/14	B3	230,423
250,000		Russel Metals, Inc	6.375	03/01/14	Ba3	231,250
600,000		Ryerson, Inc	8.250	12/15/11	B2	592,500
		TOTAL WHOLESALE TRADE-DURABLE GOODS				1,450,173

WHOLESALE TRADE-NONDURABLE GOODS - 0.51%
270,000	g,h	Baker & Taylor, Inc	11.500	07/01/13	B3	270,000
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				270,000

		TOTAL CORPORATE BONDS				48,262,993
		(Cost $49,530,573)

SHORT-TERM INVESTMENTS - 8.71%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 8.71%
4,580,000		Federal Home Loan Bank (FHLB)	4.950	07/03/06		4,580,000
		TOTAL SHORT-TERM INVESTMENTS				4,580,000
		(Cost $4,578,761)

		TOTAL PORTFOLIO - 100.50%				52,842,993
		(Cost $54,109,334)

		OTHER ASSETS & LIABILITIES, NET - (0.50)%				(264,816)

		NET ASSETS - 100.00%				$52,578,177

	+	As provide by Moody's Investor Service (unaudited)
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions
		exempt from registration to qualified institutional buyers.
		At June 30, 2006, the value of these securities amounted to $3,083,485 or 5.86% of net assets.
	h	These securities were purchased on a delayed delivery basis.

		ABBREVIATION:
		NR - Not Rated

		For ease of presentation, we have grouped a number of industry classification categories together in the
		Statement of Investments. Note that the Funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond II Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
TAX-EXEMPT BOND II FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2006
			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE

LONG-TERM MUNICIPAL BONDS - 97.56%

ARIZONA - 3.72%
$ 1,820,000	University of Arizona	5.000%	06/01/13	Aaa	$1,916,424
					1,916,424
CALIFORNIA - 7.61%
950,000	California Statewide Communities Development Authority	4.250	11/01/16	Aaa	944,462
1,000,000	State of California	5.000	09/01/16	A1	1,051,160
1,825,000	State of California	5.250	11/01/18	A1	1,923,404
					3,919,026
DISTRICT OF COLUMBIA - 2.07%
1,000,000	District of Columbia	5.250	01/01/14	Aaa	1,064,200
					1,064,200
FLORIDA - 13.40%
1,025,000	County of Polk FL	5.000	12/01/10	Aaa	1,063,448
2,000,000	Florida State Board of Education	5.000	07/01/14	Aaa	2,113,160
2,000,000	Hillsborough County School Board	5.500	07/01/13	Aaa	2,157,260
1,440,000	Orange County Health Facilities Authority	6.250	10/01/10	Aaa	1,570,262
					6,904,130
GEORGIA - 3.61%
1,750,000	State of Georgia	5.000	07/01/13	Aaa	1,856,838
					1,856,838
INDIANA - 2.05%
1,000,000	Indiana State Finance Authority Revenue	5.000	02/01/15	Aaa	1,056,310
					1,056,310
MARYLAND - 4.21%
2,000,000	State of Maryland	5.250	03/01/15	Aaa	2,167,540
					2,167,540
MICHIGAN - 6.36%
2,000,000	Michigan State Trunk Line	5.500	11/01/16	Aa3	2,198,200
1,000,000	State of Michigan	5.250	05/15/18	Aaa	1,078,790
					3,276,990
MISSOURI - 3.93%
1,750,000	Missouri State Health & Educational Facilities Authority	6.750	05/15/13	Aaa	2,023,560
					2,023,560
NEW JERSEY - 2.08%
1,000,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/19	A1	1,068,740
					1,068,740
NEW YORK - 3.15%
1,500,000	New York State Environmental Facilities Corp	5.250	06/15/15	Aaa	1,622,175
					1,622,175
OHIO - 7.58%
2,015,000	Medina County Library District	5.250	12/01/19	Aaa	2,131,266
1,675,000	State of Ohio	5.000	06/15/14	Aa1	1,773,942
					3,905,208
OREGON - 4.09%
2,000,000	Oregon State Department of Administrative Services	5.250	05/01/17	Aaa	2,108,360
					2,108,360

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond II Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
PENNSYLVANIA - 3.29%
$ 1,615,000		City of Pittsburgh PA	5.000	09/01/13	Aaa	$1,695,039
						1,695,039
PUERTO RICO - 4.16%
2,015,000		Commonwealth of Puerto Rico	5.500	07/01/15	Baa3	2,144,182
						2,144,182
TEXAS - 16.44%
2,000,000		Alliance Airport Authority	4.850	04/01/21	Baa2	1,954,560
850,000		Clear Creek Independent School District	5.000	02/15/18	Aaa	876,477
1,800,000		Hurst-Euless-Bedford Independent School District	5.000	08/15/14	Aaa	1,898,010
1,000,000		Lubbock TX	5.000	02/15/15	Aaa	1,052,080
1,550,000		North East Independent School District	5.000	02/01/14	Aaa	1,629,654
1,000,000		San Felipe-Del Rio Consolidated Independent School District	5.500	08/15/19	Aaa	1,059,760
						8,470,541
VIRGINIA - 5.76%
900,000		City of Norfolk VA	5.250	07/01/12	Aaa	960,840
1,900,000		Fairfax County Economic Development Authority	5.000	05/15/16	Aa1	2,007,426
						2,968,266
WASHINGTON - 4.05%
2,000,000		State of Washington	5.000	07/01/18	Aaa	2,086,760
						2,086,760

		TOTAL LONG-TERM MUNICIPAL BONDS - 97.56%				50,254,289
		(Cost $50,699,032)

		TOTAL PORTFOLIO - 97.56%				50,254,289
		(Cost $50,699,032)

		OTHER ASSETS & LIABILITIES, NET - 2.44%				1,259,209

		NET ASSETS - 100.00%				$51,513,498

	+	As provided by Moody's Investors Service (unaudited).

		For ease of presentation, we have grouped a number of industry classification categories together in the
		Statement of Investments. Note that the Funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Inflation-Linked Bond Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INFLATION-LINKED BOND FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2006
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

GOVERNMENT BONDS - 97.95%

U.S. TREASURY SECURITIES - 97.95%
$ 31,371,195	k	United States Treasury Inflation Indexed Bonds	2.375%	01/15/25	$30,526,369
11,950,957	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	10,937,038
20,980,047	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	24,890,938
24,201,138	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	29,930,032
6,344,046	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	7,485,975
20,991,624	k	United States Treasury Inflation Indexed Notes	3.625	01/15/08	21,349,111
19,941,661	k	United States Treasury Inflation Indexed Notes	3.875	01/15/09	20,655,174
14,206,204	k	United States Treasury Inflation Indexed Notes	4.250	01/15/10	15,091,677
33,920,329	k	United States Treasury Inflation Indexed Notes	0.875	04/15/10	31,993,994
14,514,045	k	United States Treasury Inflation Indexed Notes	3.500	01/15/11	15,176,321
13,092,158	k	United States Treasury Inflation Indexed Notes	2.375	04/15/11	13,037,957
7,964,046	k	United States Treasury Inflation Indexed Notes	3.375	01/15/12	8,341,065
27,320,331	k	United States Treasury Inflation Indexed Notes	3.000	07/15/12	28,127,101
25,517,062	k	United States Treasury Inflation Indexed Notes	1.875	07/15/13	24,506,332
27,266,241	k	United States Treasury Inflation Indexed Notes	2.000	01/15/14	26,309,742
23,901,099	k	United States Treasury Inflation Indexed Notes	2.000	07/15/14	23,012,218
23,420,556	k	United States Treasury Inflation Indexed Notes	1.625	01/15/15	21,828,661
20,738,827	k	United States Treasury Inflation Indexed Notes	1.875	07/15/15	19,669,534
21,440,677	k	United States Treasury Inflation Indexed Notes	2.000	01/15/16	20,469,200
		TOTAL U.S. TREASURY SECURITIES			393,338,439

		TOTAL GOVERNMENT BONDS			393,338,439
		(Cost $407,064,242)

SHORT-TERM INVESTMENTS - 1.11%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.11%
4,460,000		Federal Home Loan Bank (FHLB)	4.950	07/03/06	4,460,000

		TOTAL SHORT-TERM INVESTMENTS			4,460,000
		(Cost $4,458,793)

		TOTAL PORTFOLIO - 99.06%			397,798,439
		(Cost $411,523,035)

		OTHER ASSETS & LIABILITIES, NET - 0.94%			3,781,667

		NET ASSETS - 100.00%			$401,580,106

	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the
		Consumer Price Index.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MONEY MARKET FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2006
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

SHORT-TERM INVESTMENTS - 100.33%

BANK NOTES - 1.56%
$ 5,000,000		Harris Trust and Savings Bank	5.170%	08/07/06	$5,000,000
		TOTAL BANK NOTES			5,000,000

CERTIFICATES OF DEPOSIT - 5.07%
3,300,000		American Express Centurion Bank	5.070	07/03/06	3,300,002
1,500,000		American Express Centurion Bank	5.300	07/28/06	1,500,011
2,000,000		American Express Centurion Bank	5.440	09/26/06	2,000,071
4,000,000		Bank of Nova Scotia	5.420	09/27/06	4,000,000
3,000,000		Calyon	5.070	07/21/06	3,000,017
2,490,000		Deutsche Bank	4.925	07/05/06	2,490,004
		TOTAL CERTIFICATES OF DEPOSIT			16,290,105

COMMERICAL PAPER - 76.93%
2,000,000		Abbey National North America LLC	4.830	09/07/06	1,981,753
2,000,000		American Honda Finance Corp	5.250	07/25/06	1,993,241
2,500,000		American Honda Finance Corp	5.050	08/03/06	2,488,427
1,250,000		Bank of Montreal	4.850	07/06/06	1,249,158
640,000		Barclays U.S. Funding Corp	4.980	07/18/06	638,495
2,000,000		Barclays U.S. Funding Corp	5.350	09/05/06	1,980,383
2,240,000	c	Beta Finance, Inc	4.970	07/20/06	2,234,124
675,000	c	Beta Finance, Inc	5.055	08/04/06	671,777
2,500,000		Calyon	4.960	07/11/06	2,496,556
555,000		Calyon North America, Inc	4.835	07/21/06	553,509
7,000,000		Canadian Imperial Holding, Inc	5.234	07/26/06	6,974,557
4,500,000	c	CC (USA), Inc	5.030	07/10/06	4,494,396
2,500,000	c	CC (USA), Inc	5.000	07/21/06	2,493,056
1,520,000	c	Ciesco Lp	5.040	07/12/06	1,517,659
3,000,000	c	Ciesco Lp	5.280	08/15/06	2,980,200
2,400,000	c	Ciesco Lp	5.220	08/16/06	2,383,992
2,400,000	c	Corporate Asset Funding Corp, Inc	5.130	07/27/06	2,391,108
4,600,000	c	Corporate Asset Funding Corp, Inc	5.290	08/24/06	4,563,292
1,500,000	c	Danske Corp	4.980	07/20/06	1,496,103
1,115,000	c	Danske Corp	5.160	08/14/06	1,107,968
1,000,000	c	Danske Corp	5.130	08/24/06	992,035
1,000,000	c	Danske Corp	5.200	09/14/06	989,167
1,815,000	c	Danske Corp	5.370	09/25/06	1,791,717
2,500,000	c	Dorada Finance, Inc	4.960	07/14/06	2,495,522
1,000,000	c	Dorada Finance, Inc	5.040	07/20/06	997,340
3,335,000	c	Dorada Finance, Inc	5.050	08/02/06	3,320,030
1,000,000	c	Edison Asset Securitization, LLC	4.800	07/12/06	998,544
5,000,000	c	Edison Asset Securitization, LLC	5.050	08/08/06	4,973,347
1,000,000	c	Edison Asset Securitization, LLC	5.100	11/14/06	980,733
2,400,000	c	Fairway Finance Co, LLC	5.300	08/17/06	2,383,393
1,000,000		General Electric Capital Corp	4.990	07/03/06	999,723

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 2,900,000		General Electric Capital Corp	5.030	07/19/06	$2,892,706
1,000,000		General Electric Capital Corp	4.910	08/04/06	995,363
1,500,000		Goldman Sachs Group, Inc	4.810	11/02/06	1,475,244
2,345,000	c	Govco, Inc	5.000	07/25/06	2,337,183
750,000	c	Govco, Inc	5.030	07/31/06	746,856
1,330,000	c	Govco, Inc	5.090	08/01/06	1,324,171
550,000	c	Govco, Inc	4.830	09/05/06	545,130
2,000,000	c	Govco, Inc	5.340	12/18/06	1,949,567
3,000,000	c	Grampian Funding LLC	5.150	08/29/06	2,974,827
1,000,000	c	Grampian Funding LLC	5.150	11/17/06	980,115
2,635,000	c	Greenwich Capital Holdings, Inc	5.430	10/23/06	2,591,694
1,260,000	c	Greyhawk Funding LLC	4.960	07/11/06	1,258,264
3,020,000	c	Greyhawk Funding LLC	5.240	07/17/06	3,012,967
3,000,000	c	Harley-Davidson Funding Corp	5.100	07/28/06	2,988,525
2,000,000	c	Harrier Finance Funding LLC	5.020	07/13/06	1,996,633
1,385,000	c	Harrier Finance Funding LLC	5.050	07/14/06	1,382,479
1,855,000	c	Harrier Finance Funding LLC	5.020	07/17/06	1,850,861
1,200,000	c	Harrier Finance Funding LLC	5.230	07/25/06	1,195,944
1,400,000		HBOS Treasury Services plc	5.040	07/13/06	1,397,681
2,000,000		HBOS Treasury Services plc	5.235	09/15/06	1,977,897
4,000,000		HSBC Finance Corp	5.290	08/23/06	3,968,848
2,000,000		HSBC Finance Corp	5.100	09/06/06	1,981,017
1,000,000		HSBC Finance Corp	5.200	09/12/06	989,456
2,500,000		ING Finance	5.040	07/25/06	2,491,600
4,485,000		ING Finance	5.100	08/25/06	4,450,054
990,000	c	Kitty Hawk Funding Corp	5.040	08/10/06	984,456
4,000,000	c	Kitty Hawk Funding Corp	5.330	08/23/06	3,968,612
2,000,000	c	Links Finance LLC	5.100	08/15/06	1,987,250
2,935,000	c	Links Finance LLC	5.370	09/22/06	2,898,662
2,495,000		McGraw-Hill, Inc	5.090	07/12/06	2,491,120
2,000,000		McGraw-Hill, Inc	5.260	07/28/06	1,992,373
5,000,000		Merrill Lynch & Co, Inc	5.210	08/10/06	4,971,056
2,000,000		Merrill Lynch & Co, Inc	5.270	08/14/06	1,987,118
5,000,000		Morgan Stanley Dean Witter	5.240	08/17/06	4,965,794
1,500,000	c	Nestle Capital Corp	5.230	08/04/06	1,492,791
3,225,000	c	Nestle Capital Corp	4.805	08/21/06	3,203,047
1,000,000	c	Nestle Capital Corp	5.220	11/29/06	978,235
1,210,000	c	Nestle Capital Corp	5.310	12/01/06	1,182,693
1,440,000		Paccar Financial Corp	4.910	07/05/06	1,439,224
3,000,000		Paccar Financial Corp	4.920	07/11/06	2,995,949
2,175,000		Paccar Financial Corp	5.040	08/11/06	2,162,515
5,000,000	c	Park Avenue Receivables Corp	5.120	07/13/06	4,991,467
2,000,000	c	Park Avenue Receivables Corp	5.250	08/11/06	1,988,042
3,439,000	c	Preferred Receivables Funding Corp	5.160	07/14/06	3,432,606
1,253,000	c	Preferred Receivables Funding Corp	5.200	07/20/06	1,249,707
1,000,000	c	Preferred Receivables Funding Corp	5.150	07/27/06	996,281
2,000,000	c	Private Export Funding Corp	4.990	07/05/06	1,998,891
1,000,000	c	Private Export Funding Corp	5.020	08/09/06	994,524
1,025,000	c	Private Export Funding Corp	5.200	08/16/06	1,018,360
475,000	c	Private Export Funding Corp	5.250	08/23/06	471,329
2,500,000	c	Private Export Funding Corp	5.190	08/29/06	2,478,776
3,000,000	c	Ranger Funding Co LLC	5.020	07/07/06	2,997,490
1,634,000	c	Ranger Funding Co LLC	5.280	08/08/06	1,624,893
2,000,000	c	Ranger Funding Co LLC	5.220	09/11/06	1,979,120
1,500,000	c	Scaldis Capital LLC	5.230	07/17/06	1,496,776

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 1,300,000	c	Scaldis Capital LLC	5.160	08/31/06	1,288,634
2,000,000	c	Scaldis Capital LLC	4.920	09/12/06	1,980,107
2,000,000	c	Scaldis Capital LLC	4.970	09/29/06	1,975,560
1,500,000	c	Sedna Finance, Inc	5.150	07/31/06	1,493,562
1,000,000	c	Sedna Finance, Inc	5.170	08/30/06	991,383
2,000,000	c	Sedna Finance, Inc	5.190	09/08/06	1,980,105
1,135,000	c	Sheffield Receivables Corp	5.220	07/18/06	1,132,202
1,500,000	c	Sheffield Receivables Corp	5.260	08/08/06	1,491,672
3,000,000	c	Sheffield Receivables Corp	5.160	08/09/06	2,983,230
1,000,000	c	Sheffield Receivables Corp	4.815	09/05/06	991,172
2,000,000	c	Sigma Finance, Inc	5.050	07/18/06	1,995,266
2,485,000	c	Sigma Finance, Inc	5.030	07/19/06	2,478,850
1,500,000	c	Sigma Finance, Inc	5.220	08/22/06	1,488,589
1,000,000	c	Sigma Finance, Inc	5.140	11/30/06	978,298
2,000,000		Societe Generale North America, Inc	4.870	08/01/06	1,991,613
3,000,000		Societe Generale North America, Inc	5.040	08/22/06	2,978,160
1,000,000		Societe Generale North America, Inc	4.980	09/19/06	988,933
915,000		Societe Generale North America, Inc	5.080	10/06/06	902,476
3,000,000		Swedish Export Credit Corp	5.250	08/22/06	2,977,605
3,325,000		Swedish Export Credit Corp	5.315	08/28/06	3,296,528
1,000,000	c	Toronto-Dominion Holdings USA, Inc	4.960	07/19/06	997,520
6,000,000	c	Toronto-Dominion Holdings USA, Inc	5.045	07/24/06	5,980,661
2,000,000		Toyota Motor Credit Corp	5.250	08/21/06	1,985,125
1,800,000		UBS Finance, (Delaware), Inc	4.910	07/06/06	1,798,772
3,000,000		UBS Finance, (Delaware), Inc	5.295	08/14/06	2,980,585
2,000,000		UBS Finance, (Delaware), Inc	5.100	08/21/06	1,985,768
4,000,000	c	Variable Funding Capital Corp	5.140	07/27/06	3,985,151
3,763,000	c	Yorktown Capital, LLC	5.130	07/20/06	3,752,792
1,305,000	c	Yorktown Capital, LLC	5.320	08/10/06	1,297,286
1,000,000	c	Yorktown Capital, LLC	5.090	11/10/06	981,337
		TOTAL COMMERICAL PAPER			246,914,486

U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES - 13.03%
2,380,000		Federal Home Loan Bank (FHLB)	4.975	07/21/06	2,373,422
1,495,000		FHLB	5.010	07/28/06	1,489,383
2,360,000		FHLB	5.220	08/09/06	2,346,833
10,000,000		FHLB	4.950	08/18/06	9,930,800
2,200,000		FHLB	5.200	08/25/06	2,182,658
665,000		FHLB	5.210	09/01/06	659,033
550,000		FHLB	5.190	09/08/06	544,529
715,000		Federal Home Loan Mortgage Corp (FHLMC)	5.145	07/24/06	712,650
1,200,000		FHLMC	5.000	07/31/06	1,195,000
1,056,000		FHLMC	4.955	08/01/06	1,051,499
1,620,000		FHLMC	5.250	08/22/06	1,607,715
574,000		FHLMC	4.920	09/19/06	567,765
462,000		FHLMC	4.950	09/26/06	456,526
2,095,000		FHLMC	5.040	10/31/06	2,059,217
3,000,000		Federal National Mortgage Association (FNMA)	3.250	07/12/06	2,998,286
1,620,000		FNMA	5.000	07/17/06	1,616,400
1,025,000		FNMA	5.010	08/14/06	1,018,724
3,395,000		FNMA	5.240	08/16/06	3,372,358
3,000,000		FNMA	5.250	08/28/06	2,974,625
2,707,000		FNMA	4.985	09/29/06	2,673,264
		TOTAL U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES			41,830,687

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
VARIABLE NOTES - 3.74%
$ 4,000,000		National City Bank	5.093	07/26/06	$ 4,000,061
5,000,000		Toyota Motor Credit Corp	5.090	10/10/06	4,999,961
3,000,000		US Bank NA	5.470	09/29/06	3,000,023
		TOTAL VARIABLE NOTES			12,000,045

		TOTAL SHORT-TERM INVESTMENTS			322,035,323
		(Cost $ 322,035,323)

		TOTAL PORTFOLIO - 100.33%			322,035,323
		(Cost $ 322,035,323)

		OTHER ASSETS & LIABILITIES, NET - (0.33)%			(1,062,582)

		NET ASSETS - 100.00%			$320,972,741

	c	Commerical Paper issued under the Private Placement exemption under Section 4(2) of the
		Securities Act of 1933, as amended.

		For ease of presentation, we have grouped a number of industry classification categories
		together in the Statement of investments. Note that the Funds use more specific industry
		categories in following their investment limitations on industry concentration.

TIAA-CREF Lifecycle Funds - Percentages

The following is information about the holdings of the TIAA-CREF Lifecycle Funds in the TIAA-CREF Institutional Mutual Funds as of June 30, 2006 (Unaudited):

	Lifecycle 2010 Fund:		Lifecycle 2015 Fund:		Lifecycle 2020 Fund:
	Number of		Number of		Number of
	Shares held in	Percent of Total Shares	Shares held in	Percent of Total Shares	Shares held in	Percent of Total Shares
	Funds	outstanding in the Funds	Funds	outstanding in the Funds	Funds	outstanding in the Funds
TIAA-CREF Institutional Mutual Funds:
Bond Fund - Institutional Class	866,711	0.54%	742,443	0.47%	512,578	0.32%
Growth Equity Fund - Institutional Class	796,734	6.03%	931,085	7.04%	788,157	5.96%
Inflation-Linked Bond Fund - Institutional Class	872,475	2.53%	736,755	2.14%	515,956	1.50%
International Equity Fund - Institutional Class	147,656	0.31%	173,433	0.36%	146,053	0.30%
Large-Cap Value Fund - Institutional Class	366,926	2.62%	430,320	3.07%	362,951	2.59%
Real Estate Securities Fund - Institutional Class	65,505	0.45%	76,888	0.53%	64,789	0.45%
Small-Cap Equity Fund - Institutional Class	59,057	0.88%	69,152	1.03%	58,417	0.87%

	Lifecycle 2025 Fund:		Lifecycle 2030 Fund:		Lifecycle 2035 Fund:
	Number of		Number of		Number of
	Shares held in	Percent of Total Shares	Shares held in	Percent of Total Shares	Shares held in	Percent of Total Shares
	Funds	outstanding in the Funds	Funds	outstanding in the Funds	Funds	outstanding in the Funds
TIAA-CREF Institutional Mutual Funds:
Bond Fund - Institutional Class	401,909	0.25%	258,020	0.16%	159,033	0.10%
Growth Equity Fund - Institutional Class	763,143	5.77%	615,658	4.66%	483,561	3.66%
Inflation-Linked Bond Fund - Institutional Class	404,634	1.17%	258,626	0.75%	160,112	0.46%
International Equity Fund - Institutional Class	141,630	0.30%	114,126	0.24%	89,618	0.19%
Large-Cap Value Fund - Institutional Class	351,523	2.51%	283,825	2.03%	222,698	1.59%
Real Estate Securities Fund - Institutional Class	62,742	0.43%	50,324	0.35%	39,759	0.27%
Small-Cap Equity Fund - Institutional Class	56,599	0.84%	45,561	0.68%	35,844	0.53%

	Lifecycle 2040 Fund:		All Lifecycle Funds:
	Number of		Number of
	Shares held in	Percent of Total Shares	Shares held in	Percent of Total Shares
	Funds	outstanding in the Funds	Funds	outstanding in the Funds
TIAA-CREF Institutional Mutual Funds:
Bond Fund - Institutional Class	120,395	0.08%	3,061,089	1.92%
Growth Equity Fund - Institutional Class	483,842	3.66%	4,862,180	36.77%
Inflation-Linked Bond Fund - Institutional Class	121,213	0.35%	3,069,771	8.90%
International Equity Fund - Institutional Class	89,672	0.19%	902,188	1.88%
Large-Cap Value Fund - Institutional Class	222,832	1.59%	2,241,075	16.01%
Real Estate Securities Fund - Institutional Class	39,786	0.27%	399,793	2.76%
Small-Cap Equity Fund - Institutional Class	35,866	0.53%	360,496	5.38%

1

TIAA-CREF Lifecycle Funds - 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
2010 Fund
Statement of Investments (Unaudited)
June 30, 2006
SHARES	ISSUER	VALUE
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 98.98%
866,711	TIAA-CREF Institutional Bond Fund	$8,433,103
796,734	TIAA-CREF Institutional Growth Equity Fund	5,537,302
872,475	TIAA-CREF Institutional Inflation-Linked Bond Fund	8,611,324
147,656	TIAA-CREF Institutional International Equity Fund	1,889,993
366,926	TIAA-CREF Institutional Large-Cap Value Fund	5,514,891
65,505	TIAA-CREF Institutional Real Estate Securities Fund	936,070
59,057	TIAA-CREF Institutional Small-Cap Equity Fund	941,369
	TOTAL TIAA-CREF INSTITUTIONAL FUNDS	31,864,052
	(Cost $32,319,738)

	TOTAL PORTFOLIO - 98.98%	31,864,052
	(Cost $32,319,738)

	OTHER ASSETS & LIABILITIES, NET - 1.02%	329,156

	NET ASSETS - 100.00%	$32,193,208

2

TIAA-CREF Lifecycle Funds - 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
2015 Fund
Statement of Investments (Unaudited)
June 30, 2006

SHARES	ISSUER	VALUE
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 99.53%
742,443	TIAA-CREF Institutional Bond Fund	$7,223,966
931,085	TIAA-CREF Institutional Growth Equity Fund	6,471,039
736,755	TIAA-CREF Institutional Inflation-Linked Bond Fund	7,271,775
173,433	TIAA-CREF Institutional International Equity Fund	2,219,940
430,320	TIAA-CREF Institutional Large-Cap Value Fund	6,467,709
76,888	TIAA-CREF Institutional Real Estate Securities Fund	1,098,731
69,152	TIAA-CREF Institutional Small-Cap Equity Fund	1,102,282
	TOTAL TIAA-CREF INSTITUTIONAL FUNDS	31,855,442
	(Cost $32,209,324)

	TOTAL PORTFOLIO - 99.53%	31,855,442
	(Cost $32,209,324)

	OTHER ASSETS & LIABILITIES, NET - 0.47%	149,021

	NET ASSETS - 100.00%	$32,004,463

3

TIAA-CREF Lifecycle Funds - 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
2020 Fund
Statement of Investments (Unaudited)
June 30, 2006
SHARES	ISSUER	VALUE
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 98.62%
512,578	TIAA-CREF Institutional Bond Fund	$4,987,388
788,157	TIAA-CREF Institutional Growth Equity Fund	5,477,694
515,956	TIAA-CREF Institutional Inflation-Linked Bond Fund	5,092,487
146,053	TIAA-CREF Institutional International Equity Fund	1,869,479
362,951	TIAA-CREF Institutional Large-Cap Value Fund	5,455,150
64,789	TIAA-CREF Institutional Real Estate Securities Fund	925,841
58,417	TIAA-CREF Institutional Small-Cap Equity Fund	931,168
	TOTAL TIAA-CREF INSTITUTIONAL FUNDS	24,739,207
	(Cost $24,944,905)

	TOTAL PORTFOLIO - 98.62%	24,739,207
	(Cost $24,944,905)

	OTHER ASSETS & LIABILITIES, NET - 1.38%	345,539

	NET ASSETS - 100.00%	$25,084,746

4

TIAA-CREF Lifecycle Funds - 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
2025 Fund
Statement of Investments (Unaudited)
June 30, 2006

SHARES	ISSUER	VALUE
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 99.86%
401,909	TIAA-CREF Institutional Bond Fund	$3,910,573
763,143	TIAA-CREF Institutional Growth Equity Fund	5,303,845
404,634	TIAA-CREF Institutional Inflation-Linked Bond Fund	3,993,740
141,630	TIAA-CREF Institutional International Equity Fund	1,812,870
351,523	TIAA-CREF Institutional Large-Cap Value Fund	5,283,385
62,742	TIAA-CREF Institutional Real Estate Securities Fund	896,577
56,599	TIAA-CREF Institutional Small-Cap Equity Fund	902,189
	TOTAL TIAA-CREF INSTITUTIONAL FUNDS	22,103,179
	(Cost $22,309,696)

	TOTAL PORTFOLIO - 99.86%	22,103,179
	(Cost $22,309,696)

	OTHER ASSETS & LIABILITIES, NET - 0.14%	31,925

	NET ASSETS - 100.00%	$22,135,104

5

TIAA-CREF Lifecycle Funds - 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
2030 Fund
Statement of Investments (Unaudited)
June 30, 2006
SHARES	ISSUER	VALUE
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 99.86%
258,020	TIAA-CREF Institutional Bond Fund	$2,510,537
615,658	TIAA-CREF Institutional Growth Equity Fund	4,278,825
258,626	TIAA-CREF Institutional Inflation-Linked Bond Fund	2,552,636
114,126	TIAA-CREF Institutional International Equity Fund	1,460,810
283,825	TIAA-CREF Institutional Large-Cap Value Fund	4,265,892
50,324	TIAA-CREF Institutional Real Estate Securities Fund	719,124
45,561	TIAA-CREF Institutional Small-Cap Equity Fund	726,244
	TOTAL TIAA-CREF INSTITUTIONAL FUNDS	16,514,068
	(Cost $16,555,813)

	TOTAL PORTFOLIO - 99.86%	16,514,068
	(Cost $16,555,813)

	OTHER ASSETS & LIABILITIES, NET - 0.14%	23,618

	NET ASSETS - 100.00%	$16,537,686

6

TIAA-CREF Lifecycle Funds - 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
2035 Fund
Statement of Investments (Unaudited)
June 30, 2006

SHARES	ISSUER	VALUE
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 100.19%
159,033	TIAA-CREF Institutional Bond Fund	$1,547,391
483,561	TIAA-CREF Institutional Growth Equity Fund	3,360,749
160,112	TIAA-CREF Institutional Inflation-Linked Bond Fund	1,580,305
89,618	TIAA-CREF Institutional International Equity Fund	1,147,107
222,698	TIAA-CREF Institutional Large-Cap Value Fund	3,347,155
39,759	TIAA-CREF Institutional Real Estate Securities Fund	568,153
35,844	TIAA-CREF Institutional Small-Cap Equity Fund	571,346
	TOTAL TIAA-CREF INSTITUTIONAL FUNDS	12,122,206
	(Cost $12,109,725)

	TOTAL PORTFOLIO - 100.19%	12,122,206
	(Cost $12,109,725)

	OTHER ASSETS & LIABILITIES, NET - (0.19)%	(22,795)

	NET ASSETS - 100.00%	$12,099,411

7

TIAA-CREF Lifecycle Funds - 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
2040 Fund
Statement of Investments (Unaudited)
June 30, 2006
SHARES	ISSUER	VALUE
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 99.43%
120,395	TIAA-CREF Institutional Bond Fund	$1,171,445
483,842	TIAA-CREF Institutional Growth Equity Fund	3,362,705
121,213	TIAA-CREF Institutional Inflation-Linked Bond Fund	1,196,369
89,672	TIAA-CREF Institutional International Equity Fund	1,147,802
222,832	TIAA-CREF Institutional Large-Cap Value Fund	3,349,161
39,786	TIAA-CREF Institutional Real Estate Securities Fund	568,544
35,866	TIAA-CREF Institutional Small-Cap Equity Fund	571,706
	TOTAL TIAA-CREF INSTITUTIONAL FUNDS	11,367,732
	(Cost $11,406,737)

	TOTAL PORTFOLIO - 99.43%	11,367,732
	(Cost $11,406,737)

	OTHER ASSETS & LIABILITIES, NET - 0.57%	65,178

	NET ASSETS - 100.00%	$11,432,910

8

Item 2. Controls and Procedures.

     (a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

     (b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Date: August 28, 2006	By: /s/Scott C. Evans

Scott C. Evans
Executive Vice President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Date: August 28, 2006	By: /s/Scott C. Evans

Scott C. Evans
Executive Vice President

Date: August 23, 2006	By: /s/ Georganne C. Proctor

Georganne C. Proctor
Executive Vice President and Chief Financial Officer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)